UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Series Global ex U.S. Index Fund Fidelity® Series Global ex U.S. Index Fund : FSGEX

This annual shareholder report contains information about Fidelity® Series Global ex U.S. Index Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Global ex U.S. Index Fund	$ 1	0.01%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, emerging markets gained 28% and contributed most to the fund's performance for the fiscal year, followed by Europe ex U.K. (+22%).
•By sector, financials gained roughly 34% and contributed most. Information technology, which gained 42%, also helped, as did industrials, which advanced 30%, lifted by the capital goods industry (+41%). The communication services sector rose 37%, while consumer discretionary gained roughly 17% and materials advanced about 19%. Other contributors included the utilities (+24%), energy (+15%), consumer staples (+9%), real estate (+10%) and health care (0%) sectors.
•Turning to individual stocks, the top contributor was Taiwan Semiconductor Manufacturing (+53%), from the semiconductors & semiconductor equipment category. Within the same group, ASML Holding (+58%) helped. Tencent Holdings, within the media & entertainment group, gained 57% and lifted the fund. In technology hardware & equipment, Samsung Electronics gained approximately 77% and lifted the fund. Lastly, Alibaba, within the consumer discretionary distribution & retail category, gained about 77% and also contributed.
•Conversely, the biggest detractor was Novo Nordisk (-55%), from the pharmaceuticals, biotechnology & life sciences category. Within the same category, CSL (-37%) hurt. In consumer services, Meituan (-44%) hurt the fund's performance. In commercial & professional services, Recruit Holdings (-20%) hurt the fund's performance. Lastly, Keyence (-18%), from the technology hardware & equipment group, also hurt.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Global ex U.S. Index Fund	25.42%	11.24%	7.78%
MSCI ACWI (All Country World Index) ex USA Index	25.17%	11.37%	7.85%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$61,788,774,877
Number of Holdings	2,064
Total Advisory Fee	$0
Portfolio Turnover	8%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.8
Information Technology	14.9
Industrials	14.4
Consumer Discretionary	10.2
Health Care	7.4
Materials	6.4
Communication Services	5.9
Consumer Staples	5.7
Energy	4.3
Utilities	2.9
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 13.7
China - 9.1
United States - 7.9
Canada - 7.7
United Kingdom - 6.9
Taiwan - 6.2
Germany - 5.7
France - 5.5
India - 4.6
Others - 32.7

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	3.7
Tencent Holdings Ltd	1.7
ASML Holding NV	1.4
Alibaba Group Holding Ltd	1.2
Samsung Electronics Co Ltd	1.1
SAP SE	0.8
Astrazeneca PLC	0.8
Nestle SA	0.8
HSBC Holdings PLC	0.8
Novartis AG	0.8
13.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913961.101    2215-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI U.S. Low Volatility Index Fund Fidelity® SAI U.S. Low Volatility Index Fund : FSUVX

This annual shareholder report contains information about Fidelity® SAI U.S. Low Volatility Index Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Low Volatility Index Fund	$ 11	0.10%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500 index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained approximately 26% and contributed most to the fund's performance for the fiscal year. Communication services stocks also helped, gaining roughly 18% and benefiting from the media & entertainment industry (+36%). The consumer discretionary sector rose approximately 10%, boosted by the consumer discretionary distribution & retail industry (+12%). Utilities (+15%) also contributed. Other contributors included the energy (+11%), financials (+1%) and industrials (0%) sectors.
•Conversely, health care returned -7% and detracted most. This group was hampered by the health care equipment & services industry (-35%). Materials (-9%) also hurt. Other detractors were the consumer staples (-4%) sector, held back by the household & personal products industry (-8%), and the real estate (-5%) sector, especially the equity real estate investment trusts industry (-5%).
•Turning to individual stocks, the biggest contributor was Microsoft (+29%), from the software & services industry. Within the same industry, IBM (+53%) contributed. In semiconductors & semiconductor equipment, Nvidia (+53%) contributed. Another notable contributor was Apple (+20%), a stock in the technology hardware & equipment industry. Lastly, in media & entertainment, Alphabet (+65%) also boosted the fund.
•In contrast, the biggest detractor was UnitedHealth Group (-38%), from the health care equipment & services industry. Another notable detractor was Texas Instruments (-18%), a stock in the semiconductors & semiconductor equipment category. Accenture (-26%), from the software & services industry, hurt the fund. Another notable detractor was Procter & Gamble (-7%), a stock in the household & personal products group. Lastly, in insurance, Progressive (-14%) also hurt the fund's performance.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® SAI U.S. Low Volatility Index Fund	8.62%	12.41%	11.59%
Fidelity SAI U.S. Low Volatility Index Fund Linked Index℠	8.68%	12.50%	11.70%
Fidelity U.S. Low Volatility Focus Index℠ A	8.68%	12.50%	n/a
S&P 500® Index	21.45%	17.64%	14.64%
A From November 9, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$16,983,634,994
Number of Holdings	195
Total Advisory Fee	$14,482,970
Portfolio Turnover	44%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.3
Health Care	12.2
Financials	11.1
Consumer Discretionary	9.3
Industrials	9.0
Communication Services	7.4
Consumer Staples	6.5
Utilities	4.4
Materials	3.5
Real Estate	2.9
Energy	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.9
Puerto Rico - 0.1

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.3
NVIDIA Corp	6.0
Apple Inc	5.6
Eli Lilly & Co	3.0
Johnson & Johnson	3.0
Visa Inc Class A	2.9
UnitedHealth Group Inc	2.4
Cisco Systems Inc	2.4
Home Depot Inc/The	2.4
IBM Corporation	2.4
38.4
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913985.101    2759-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® SAI International Value Index Fund Fidelity® SAI International Value Index Fund : FIWCX

This annual shareholder report contains information about Fidelity® SAI International Value Index Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Value Index Fund	$ 19	0.16%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, Europe ex U.K. gained 32% and contributed most to the fund's performance for the fiscal year, followed by the U.K. (+46%).
•By sector, financials gained 61% and contributed most, driven by the banks industry (+70%). Industrials, which gained roughly 28%, also helped, benefiting from the capital goods industry (+32%), as did consumer staples, which advanced 32%, lifted by the food, beverage & tobacco industry (+32%). The materials sector rose 21%, while health care gained approximately 19% and consumer discretionary advanced 16%. Other contributors included the utilities (+33%), information technology (+14%), energy (+16%), communication services (+13%) and real estate (+13%) sectors.
•Turning to individual stocks, the biggest contributor was Banco Santander (+113%), from the banks industry. From the same group, Banco Bilbao Vizcaya Argentaria (+111%) and Barclays (+79%) helped. In food, beverage & tobacco, British American Tobacco (+58%) lifted the fund. Lastly, Deutsche Bank (+120%), from the financial services industry, also contributed.
•In contrast, the biggest detractor was Stellantis (-21%), from the automobiles & components group. UBS, within the financial services industry, returned 5% and hurt the fund's performance. WPP, within the media & entertainment category, returned -51% and hurt the fund's performance. Merck (-20%), a stock in the pharmaceuticals, biotechnology & life sciences category, hindered the fund. Lastly, in technology hardware & equipment, Canon returned -10% and also hurt the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 19, 2017 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI International Value Index Fund	31.13%	17.54%	6.97%
Fidelity International Value Focus Index℠	31.29%	17.86%	7.33%
MSCI ACWI (All Country World Index) ex USA Index	25.17%	11.37%	6.88%
A   From December 19, 2017

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$10,617,084,542
Number of Holdings	205
Total Advisory Fee	$12,087,246
Portfolio Turnover	58%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.6
Industrials	17.7
Consumer Discretionary	9.6
Health Care	8.6
Materials	8.0
Information Technology	6.7
Consumer Staples	5.7
Communication Services	5.4
Energy	5.3
Utilities	3.7
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 26.3
France - 12.9
United Kingdom - 11.8
United States - 10.7
Germany - 9.2
Spain - 6.2
Australia - 5.4
Sweden - 4.7
Singapore - 2.6
Others - 10.2

TOP HOLDINGS (% of Fund's net assets)
Banco Santander SA	2.7
TotalEnergies SE	2.7
Banco Bilbao Vizcaya Argentaria SA	2.6
Sanofi SA	2.5
Deutsche Telekom AG	2.4
GSK PLC	2.2
Rio Tinto PLC	1.9
BNP Paribas SA	1.8
Barclays PLC	1.8
Vinci SA	1.6
22.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913996.101    3057-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI International Quality Index Fund Fidelity® SAI International Quality Index Fund : FQITX

This annual shareholder report contains information about Fidelity® SAI International Quality Index Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Quality Index Fund	$ 18	0.17%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, Europe ex U.K. gained 10% and contributed most to the fund's performance for the fiscal year, followed by Japan (+13%).
•By sector, information technology gained roughly 35% and contributed most, driven by the semiconductors & semiconductor equipment industry (+56%). Financials stocks also helped (+20%). Communication services rose 29%, boosted by the media & entertainment industry (+29%), industrials gained approximately 7%, lifted by the capital goods industry (+22%), and consumer discretionary advanced 5%. Other contributors included the consumer staples (+5%), materials (+4%), energy (+20%) and utilities (+7%) sectors.
•Conversely, emerging markets, primarily China, returned -3% and was a notable detractor. From a sector standpoint, health care returned approximately -9% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-12%). Real estate (-12%) also hurt, hampered by the real estate management & development industry (-12%).
•Turning to individual stocks, the top contributor was ASML Holding (+57%), from the semiconductors & semiconductor equipment category. Within the same group, Advantest (+48%) and Tokyo Electron (+29%) helped. Nintendo (+64%), from the media & entertainment group, contributed. Lastly, in capital goods, ABB (+36%) also lifted the fund.
•In contrast, the biggest detractor was Novo Nordisk (-55%), from the pharmaceuticals, biotechnology & life sciences industry. Within the same industry, Daiichi Sankyo returned -26% and detracted. Another notable detractor was Keyence (-19%), a stock in the technology hardware & equipment group. In commercial & professional services, Recruit Holdings returned -20% and detracted. Lastly, Diageo (-23%), from the food, beverage & tobacco category, also hurt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 12, 2020 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI International Quality Index Fund	10.42%	8.89%	10.12%
Fidelity International Quality Focus Index℠	10.35%	9.19%	10.40%
MSCI ACWI (All Country World Index) ex USA Index	25.17%	11.37%	12.85%
A   From May 12, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$1,554,315,481
Number of Holdings	170
Total Advisory Fee	$2,329,123
Portfolio Turnover	57%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Consumer Discretionary	17.8
Information Technology	17.0
Financials	17.0
Industrials	15.9
Health Care	14.6
Consumer Staples	7.5
Materials	4.8
Communication Services	2.6
Utilities	0.6
Energy	0.4
Real Estate	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 22.0
Switzerland - 12.3
United Kingdom - 10.4
United States - 10.3
Netherlands - 8.3
France - 8.0
Australia - 7.1
Germany - 4.7
Denmark - 3.3
Others - 13.6

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	4.6
LVMH Moet Hennessy Louis Vuitton SE	3.3
Novartis AG	2.9
Roche Holding AG	2.9
Advantest Corp	2.8
BHP Group Ltd	2.7
ABB Ltd	2.6
Allianz SE	2.6
Cie Financiere Richemont SA Series A	2.5
Unilever PLC	2.5
29.4
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914015.101    6051-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI International Momentum Index Fund Fidelity® SAI International Momentum Index Fund : FITMX

This annual shareholder report contains information about Fidelity® SAI International Momentum Index Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Momentum Index Fund	$ 21	0.18%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, Europe ex U.K. gained 31% and contributed most to the fund's performance for the fiscal year, followed by Japan (+24%).
•By sector, financials gained 49% and contributed most, driven by the banks industry (+63%). Industrials, which gained roughly 53%, also helped, benefiting from the capital goods industry (+63%), as did consumer discretionary, which advanced 15%. The materials sector rose 27%, while information technology gained approximately 19% and utilities advanced approximately 29%. Other contributors included the consumer staples (+16%), communication services (+10%), health care (+6%), real estate (+16%) and energy (+12%) sectors.
•Turning to individual stocks, the biggest contributor was Rolls-Royce Holdings (+124%), from the capital goods industry. From the same category, Mitsubishi Heavy Industries (+111%) helped. Lastly, Banco Bilbao Vizcaya Argentaria (+108%), UniCredit (+75%) and HSBC Holdings (+62%), within the banks industry, also contributed.
•Conversely, the biggest detractor was Novo Nordisk (-21%), from the pharmaceuticals, biotechnology & life sciences category. Within the same industry, Daiichi Sankyo (-29%) hurt the fund. Adidas, within the consumer durables & apparel category, returned roughly -18% and hurt the fund's performance. Recruit Holdings (-21%), a stock in the commercial & professional services industry, hurt the fund's performance. Lastly, in household & personal products, L'Oreal (-6%) also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 12, 2020 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI International Momentum Index Fund	31.10%	12.88%	14.28%
Fidelity International Momentum Focus Index℠	31.01%	13.23%	14.62%
MSCI ACWI (All Country World Index) ex USA Index	25.17%	11.37%	12.85%
A   From May 12, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$958,189,272
Number of Holdings	203
Total Advisory Fee	$1,275,134
Portfolio Turnover	68%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.9
Industrials	22.6
Health Care	9.1
Consumer Discretionary	9.0
Consumer Staples	6.5
Information Technology	6.4
Communication Services	6.0
Utilities	5.0
Materials	3.8
Real Estate	2.4
Energy	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 27.9
United Kingdom - 13.8
Germany - 10.1
France - 8.9
Spain - 7.2
Italy - 5.8
Switzerland - 4.9
Australia - 3.8
United States - 3.2
Others - 14.4

TOP HOLDINGS (% of Fund's net assets)
SAP SE	2.7
HSBC Holdings PLC	2.7
Sony Group Corp	2.7
Banco Bilbao Vizcaya Argentaria SA	2.6
Safran SA	2.6
ABB Ltd	2.5
Rolls-Royce Holdings PLC	2.5
UniCredit SpA	2.4
EssilorLuxottica SA	2.3
Nintendo Co Ltd	2.2
25.2
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its investment objective during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914014.101    6050-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® SAI International Low Volatility Index Fund Fidelity® SAI International Low Volatility Index Fund : FSKLX

This annual shareholder report contains information about Fidelity® SAI International Low Volatility Index Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Low Volatility Index Fund	$ 17	0.16%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, Japan gained about 15% and contributed most to the fund's performance for the fiscal year, followed by Asia Pacific ex Japan (+24%).
•By sector, financials gained approximately 23% and contributed most. Communication services stocks also helped (+20%). Utilities rose 19%, consumer staples gained 12%, and consumer discretionary advanced roughly 18%. Other contributors included the real estate (+21%), industrials (+6%) and information technology (+10%) sectors.
•Conversely, from a sector standpoint, health care returned roughly -3% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-3%). Materials (-7%) also hurt.
•Turning to individual stocks, the top contributor was Orange (+55%), from the telecommunication services industry. BOC Hong Kong Holdings (+59%), from the banks group, boosted the fund. GSK (+36%), from the pharmaceuticals, biotechnology & life sciences group, lifted the fund. In household & personal products, Reckitt Benckiser gained roughly 31% and contributed. Lastly, Elbit Systems, within the capital goods industry, gained 110% and also helped.
•In contrast, the biggest detractor was Novo Nordisk (-55%), from the pharmaceuticals, biotechnology & life sciences category. From the same industry, CSL returned -37% and hurt the fund's performance. Another notable detractor was Wolters Kluwer (-26%), a stock in the commercial & professional services industry. Symrise (-31%), a stock in the materials sector, hurt the fund. Lastly, Bunzl (-29%), from the capital goods group, also detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® SAI International Low Volatility Index Fund	12.16%	7.74%	5.32%
Fidelity SAI International Low Volatility Index Fund Linked Index℠	12.05%	7.88%	5.47%
Fidelity International Low Volatility Focus Index℠ A	12.05%	7.88%	n/a
MSCI ACWI (All Country World Index) ex USA Index	25.17%	11.37%	7.85%
A From December 31, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$6,148,331,822
Number of Holdings	135
Total Advisory Fee	$8,160,882
Portfolio Turnover	23%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	20.5
Health Care	15.5
Industrials	14.6
Consumer Staples	12.1
Communication Services	9.1
Utilities	8.7
Consumer Discretionary	5.6
Real Estate	4.5
Materials	4.4
Information Technology	3.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 29.8
United Kingdom - 13.9
United States - 13.7
Switzerland - 8.8
Hong Kong - 4.9
Netherlands - 4.6
Germany - 4.2
France - 3.9
Australia - 3.6
Others - 12.6

TOP HOLDINGS (% of Fund's net assets)
Astrazeneca PLC	2.1
Unilever PLC	2.1
Novartis AG	2.0
Roche Holding AG	2.0
National Grid PLC	1.9
GSK PLC	1.9
Air Liquide SA	1.9
Reckitt Benckiser Group PLC	1.7
Sanofi SA	1.7
Koninklijke Ahold Delhaize NV	1.7
19.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913986.101    2760-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI International Index Fund Fidelity® SAI International Index Fund : FIONX

This annual shareholder report contains information about Fidelity® SAI International Index Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Index Fund	$ 5	0.05%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, Europe ex U.K. gained 22% and contributed most to the fund's performance for the fiscal year, followed by Japan (+25%).
•By sector, financials gained approximately 41% and contributed most. Industrials, which gained 32%, also helped, benefiting from the capital goods industry (+41%), as did information technology, which advanced 28%. The consumer discretionary sector rose 16%, while communication services gained about 32% and utilities advanced roughly 30%. Other contributors included the consumer staples (+10%), energy (+18%), materials (+6%) and real estate (+13%) sectors.
•In contrast, from a sector standpoint, health care returned about -2% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-4%).
•Turning to individual stocks, the biggest contributor was ASML Holding (+57%), from the semiconductors & semiconductor equipment category. SoftBank (+182%), a stock in the telecommunication services industry, helped. In banks, HSBC Holdings (+61%) and Banco Santander (+112%) lifted the fund. Lastly, in capital goods, Rolls-Royce Holdings (+124%) boosted the fund.
•Conversely, the biggest detractor was Novo Nordisk (-55%), from the pharmaceuticals, biotechnology & life sciences industry. From the same category, CSL returned -37% and hurt. Another notable detractor was Recruit Holdings (-20%), a stock in the commercial & professional services industry. Keyence (-18%), from the technology hardware & equipment category, hurt the fund's performance. Lastly, in food, beverage & tobacco, Diageo (-23%) hurt the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
January 5, 2016 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI International Index Fund	23.57%	12.48%	8.30%
MSCI EAFE Index	23.38%	12.58%	8.50%
A   From January 5, 2016

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$7,782,574,426
Number of Holdings	701
Total Advisory Fee	$2,773,029
Portfolio Turnover	15%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.4
Industrials	19.4
Health Care	10.7
Consumer Discretionary	10.1
Information Technology	8.8
Consumer Staples	7.4
Materials	5.3
Communication Services	4.6
Utilities	3.4
Energy	3.0
Real Estate	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 22.6
United Kingdom - 11.3
United States - 11.0
Germany - 9.4
France - 9.1
Australia - 6.8
Switzerland - 4.8
Netherlands - 4.4
Spain - 3.4
Others - 17.2

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	2.1
SAP SE	1.4
Astrazeneca PLC	1.3
Nestle SA	1.2
HSBC Holdings PLC	1.2
Novartis AG	1.2
Shell PLC	1.2
Siemens AG	1.2
Roche Holding AG	1.1
Toyota Motor Corp	1.1
13.0
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913987.101    2808-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® SAI Emerging Markets Value Index Fund Fidelity® SAI Emerging Markets Value Index Fund : FEMVX

This annual shareholder report contains information about Fidelity® SAI Emerging Markets Value Index Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Emerging Markets Value Index Fund	$ 23	0.20%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, the fund's holdings in emerging markets gained roughly 28% and contributed most to performance for the fiscal year, followed by a small allocation to Asia Pacific ex Japan (+41%).
•By sector, information technology gained approximately 44% and contributed most, driven by the semiconductors & semiconductor equipment industry (+59%). Financials, which gained roughly 33%, also helped, benefiting from the banks industry (+33%), as did communication services, which advanced 41%. The consumer discretionary sector rose 20%, while materials gained roughly 30% and industrials advanced 11%. Other contributors included the energy (+15%), real estate (+23%), utilities (+1%) and consumer staples (+0%) sectors.
•In contrast, from a sector standpoint, health care returned about -4% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-5%).
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor Manufacturing (+53%), from the semiconductors & semiconductor equipment industry. From the same industry, SK Hynix (+166%) boosted the fund. In technology hardware & equipment, Samsung Electronics gained approximately 77% and contributed. Another notable contributor was Tencent Holdings (+57%), a stock in the media & entertainment category. Lastly, Alibaba (+77%), from the consumer discretionary distribution & retail industry, also helped.
•Conversely, the biggest detractor was JD.com (-16%), from the consumer discretionary distribution & retail category. Tata Motors Passenger Vehicles (-22%), from the automobiles & components industry, hindered the fund. Another notable detractor was NTPC (-21%), a stock in the utilities sector. Infosys (-18%), from the software & services industry, hurt. Lastly, Almarai (-36%), from the food, beverage & tobacco category, also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 12, 2020 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI Emerging Markets Value Index Fund	29.02%	12.22%	14.48%
Fidelity Emerging Markets Value Focus Index℠	28.61%	13.01%	15.28%
MSCI Emerging Markets Index	27.88%	7.47%	10.91%
A   From May 12, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$9,450,285,219
Number of Holdings	217
Total Advisory Fee	$10,970,918
Portfolio Turnover	31%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.1
Financials	21.3
Consumer Discretionary	12.6
Communication Services	9.4
Industrials	7.2
Materials	5.7
Consumer Staples	4.2
Energy	4.0
Health Care	3.0
Utilities	2.5
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 27.7
Taiwan - 21.2
Korea (South) - 13.9
India - 12.8
Brazil - 4.1
South Africa - 3.0
Saudi Arabia - 2.9
Mexico - 1.8
United Arab Emirates - 1.6
Others - 11.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.8
Tencent Holdings Ltd	3.7
SK Hynix Inc	3.6
Samsung Electronics Co Ltd	3.1
Alibaba Group Holding Ltd	2.4
Hon Hai Precision Industry Co Ltd	2.1
PDD Holdings Inc Class A ADR	1.9
China Construction Bank Corp H Shares	1.8
Industrial & Commercial Bank of China Ltd H Shares	1.5
Vale SA	1.5
32.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914013.101    6049-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI Emerging Markets Low Volatility Index Fund Fidelity® SAI Emerging Markets Low Volatility Index Fund : FGKPX

This annual shareholder report contains information about Fidelity® SAI Emerging Markets Low Volatility Index Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Emerging Markets Low Volatility Index Fund	$ 25	0.24%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, the fund's holdings in emerging markets gained approximately 11% and notably contributed to performance for the fiscal year.
•By sector, financials gained roughly 26% and contributed most, driven by the banks industry (+24%). Communication services stocks also gained (+16%). Consumer discretionary rose 14%, boosted by the automobiles & components industry (+24%), information technology gained roughly 3%, lifted by the technology hardware & equipment industry (+15%), and energy advanced 6%. Other contributors included the utilities (+4%), consumer staples (+3%) and real estate (+7%) sectors.
•In contrast, from a sector standpoint, health care returned -7% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-10%). Materials (-5%) and industrials (-7%), especially the transportation industry (-7%), also hurt.
•Turning to individual stocks, the top contributor was Lite-On Technology (+87%), from the technology hardware & equipment group. Within the same group, Samsung Electronics gained 79% and lifted the fund. Agricultural Bank of China (+63%) and Industrial & Commercial Bank of China (+37%), from the banks group, boosted the fund. Lastly, PICC Property & Casualty, within the insurance group, gained roughly 59% and also lifted the fund.
•Conversely, the biggest detractor was Tata Consultancy Services (-25%), from the software & services category. From the same group, Infosys (-19%) and Tech Mahindra (-14%) hurt the fund's performance. Another notable detractor was Bank Central Asia (-19%), a stock in the banks group. Lastly, Pegatron (-19%), a stock in the technology hardware & equipment category, also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
January 30, 2019 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI Emerging Markets Low Volatility Index Fund	11.55%	8.76%	5.76%
Fidelity Emerging Markets Low Volatility Focus Index℠	11.48%	9.47%	6.65%
MSCI ACWI (All Country World Index) ex USA Index	25.17%	11.37%	9.22%
A   From January 30, 2019

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$2,714,182,438
Number of Holdings	147
Total Advisory Fee	$3,581,411
Portfolio Turnover	39%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	27.9
Information Technology	20.1
Communication Services	12.6
Consumer Discretionary	8.4
Consumer Staples	7.9
Utilities	6.9
Energy	4.8
Health Care	4.5
Industrials	3.1
Materials	2.3
Real Estate	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 24.2
Taiwan - 21.7
India - 18.6
Saudi Arabia - 8.3
Korea (South) - 7.1
United Arab Emirates - 4.5
Malaysia - 4.2
Kuwait - 2.4
Qatar - 2.1
Others - 6.9

TOP HOLDINGS (% of Fund's net assets)
Samsung Electronics Co Ltd	1.7
Maruti Suzuki India Ltd	1.7
Agricultural Bank of China Ltd H Shares	1.7
Lite-On Technology Corp	1.7
China Shenhua Energy Co Ltd H Shares	1.7
PICC Property & Casualty Co Ltd H Shares	1.7
Saudi Arabian Oil Co	1.5
Hyundai Mobis Co Ltd	1.5
HCL Technologies Ltd	1.5
Asustek Computer Inc	1.5
16.2
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914005.101    3315-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI Emerging Markets Index Fund Fidelity® SAI Emerging Markets Index Fund : FERGX

This annual shareholder report contains information about Fidelity® SAI Emerging Markets Index Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Emerging Markets Index Fund	$ 9	0.08%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•By sector, information technology gained 49% and contributed most. Financials, which gained 21%, also helped, benefiting from the banks industry (+21%), as did communication services, which advanced 43%, lifted by the media & entertainment industry (+52%). The consumer discretionary sector rose about 18%, boosted by the consumer discretionary distribution & retail industry (+41%), while industrials gained approximately 31% and materials advanced roughly 28%. Other contributors included the energy (+9%), health care (+12%), utilities (+6%), real estate (+5%) and consumer staples (+1%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor Manufacturing Company (+53%), from the semiconductors & semiconductor equipment category. Within the same industry, SK Hynix gained 190% and boosted the fund. Tencent Holdings (+57%), a stock in the media & entertainment industry, lifted the fund. Another notable contributor was Samsung Electronics (+78%), a stock in the technology hardware & equipment category. Lastly, in consumer discretionary distribution & retail, Alibaba (+78%) also helped.
•Conversely, the biggest detractor was Meituan (-44%), from the consumer services category. Infosys (-19%) and Tata Consultancy Services (-25%), within the software & services group, hurt the fund. ACWA Power (-47%), from the utilities sector, hurt the fund's performance. Lastly, in consumer discretionary distribution & retail, JD.com returned roughly -15% and also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
January 5, 2016 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI Emerging Markets Index Fund	28.36%	7.01%	8.50%
MSCI Emerging Markets Index	27.88%	7.47%	8.90%
A   From January 5, 2016

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$5,945,059,301
Number of Holdings	1,232
Total Advisory Fee	$3,917,945
Portfolio Turnover	20%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.1
Financials	21.7
Consumer Discretionary	12.0
Communication Services	9.3
Industrials	6.8
Materials	6.2
Consumer Staples	3.8
Energy	3.6
Health Care	3.1
Utilities	2.1
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Preferred Stocks - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 27.7
Taiwan - 19.7
India - 14.8
Korea (South) - 12.5
Brazil - 4.0
United States - 3.4
Saudi Arabia - 3.1
South Africa - 2.8
Mexico - 2.0
Others - 10.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	11.4
Tencent Holdings Ltd	5.1
Alibaba Group Holding Ltd	3.5
Samsung Electronics Co Ltd	3.4
SK Hynix Inc	2.1
HDFC Bank Ltd/Gandhinagar	1.3
Hon Hai Precision Industry Co Ltd	1.1
Reliance Industries Ltd	1.0
PDD Holdings Inc Class A ADR	0.9
Xiaomi Corp B Shares	0.9
30.7
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913988.101    2809-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® International Sustainability Index Fund Fidelity® International Sustainability Index Fund : FNIDX

This annual shareholder report contains information about Fidelity® International Sustainability Index Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Sustainability Index Fund	$ 22	0.20%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, emerging markets gained about 32% and contributed most to the fund's performance for the fiscal year, followed by Europe ex U.K. (+15%).
•By sector, financials gained 32% and contributed most. Information technology, which gained roughly 46%, also helped, benefiting from the semiconductors & semiconductor equipment industry (+50%), as did communication services, which advanced 41%. The consumer discretionary sector rose approximately 25%, while industrials gained about 17% and materials advanced about 14%. Other contributors included the consumer staples (+11%), energy (+17%), utilities (+21%) and real estate (+9%) sectors.
•In contrast, from a sector standpoint, health care returned -8% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-11%).
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor Manufacturing (+53%), from the semiconductors & semiconductor equipment category. Within the same industry, ASML Holding (+58%) boosted the fund. Tencent Holdings (+57%), from the media & entertainment industry, boosted the fund. In consumer discretionary distribution & retail, Alibaba gained 77% and helped. Lastly, in software & services, Shopify (+122%) also helped.
•Conversely, the biggest detractor was Novo Nordisk (-55%), from the pharmaceuticals, biotechnology & life sciences group. From the same industry, CSL (-37%) and Daiichi Sankyo (-26%) detracted. Recruit Holdings (-20%), from the commercial & professional services group, hurt the fund. Lastly, in software & services, Infosys (-18%) also hurt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 9, 2017 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® International Sustainability Index Fund	23.91%	9.57%	7.23%
MSCI ACWI (All Country World Index) ex USA ESG Leaders Index	23.80%	9.85%	7.63%
MSCI ACWI (All Country World Index) ex USA Index	25.17%	11.37%	7.80%
A   From May 9, 2017

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$626,578,531
Number of Holdings	844
Total Advisory Fee	$1,032,291
Portfolio Turnover	14%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.4
Information Technology	14.7
Industrials	13.1
Consumer Discretionary	10.6
Communication Services	8.4
Health Care	7.3
Materials	6.1
Consumer Staples	5.8
Energy	3.7
Utilities	3.0
Real Estate	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 14.1
China - 11.1
Taiwan - 8.9
United Kingdom - 8.0
Canada - 7.9
France - 6.8
United States - 6.6
India - 3.9
Netherlands - 3.7
Others - 29.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
Tencent Holdings Ltd	3.1
ASML Holding NV	2.4
Alibaba Group Holding Ltd	2.2
Astrazeneca PLC	1.5
HSBC Holdings PLC	1.4
Novartis AG	1.4
Shopify Inc Class A	1.2
LVMH Moet Hennessy Louis Vuitton SE	1.1
Sony Group Corp	1.0
22.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913994.101    2988-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Global ex U.S. Index Fund Fidelity® Global ex U.S. Index Fund : FSGGX

This annual shareholder report contains information about Fidelity® Global ex U.S. Index Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Global ex U.S. Index Fund	$ 6	0.05%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, emerging markets gained 28% and contributed most to the fund's performance for the fiscal year, followed by Europe ex U.K. (+22%).
•By sector, financials gained roughly 34% and contributed most. Information technology, which gained 42%, also helped, as did industrials, which advanced 30%, lifted by the capital goods industry (+41%). The communication services sector rose 37%, while consumer discretionary gained approximately 17% and materials advanced about 19%. Other contributors included the utilities (+23%), energy (+15%), consumer staples (+8%) and real estate (+10%) sectors.
•Conversely, from a sector standpoint, health care returned 0% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-2%).
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor Manufacturing (+53%), from the semiconductors & semiconductor equipment group. Within the same category, ASML Holding gained 58% and boosted the fund. Tencent Holdings, within the media & entertainment industry, gained 57% and lifted the fund. Samsung Electronics (+78%), from the technology hardware & equipment group, helped. Lastly, Alibaba (+77%), from the consumer discretionary distribution & retail category, also contributed.
•In contrast, the biggest detractor was Novo Nordisk (-55%), from the pharmaceuticals, biotechnology & life sciences industry. From the same category, CSL returned -37% and detracted. In consumer services, Meituan returned -44% and hurt. In commercial & professional services, Recruit Holdings (-20%) hurt the fund. Lastly, Keyence (-18%), a stock in the technology hardware & equipment industry, also detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Global ex U.S. Index Fund	25.37%	11.24%	7.77%
MSCI ACWI (All Country World Index) ex USA Index	25.17%	11.37%	7.85%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$15,324,169,498
Number of Holdings	2,055
Total Advisory Fee	$6,756,411
Portfolio Turnover	6%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.8
Information Technology	14.9
Industrials	14.4
Consumer Discretionary	10.2
Health Care	7.5
Materials	6.4
Communication Services	5.9
Consumer Staples	5.7
Energy	4.3
Utilities	2.9
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 13.7
China - 9.1
Canada - 7.7
United States - 7.7
United Kingdom - 6.9
Taiwan - 6.2
Germany - 5.7
France - 5.5
India - 4.7
Others - 32.8

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	3.7
Tencent Holdings Ltd	1.7
ASML Holding NV	1.4
Alibaba Group Holding Ltd	1.2
Samsung Electronics Co Ltd	1.1
SAP SE	0.8
Astrazeneca PLC	0.8
Nestle SA	0.8
HSBC Holdings PLC	0.8
Novartis AG	0.8
13.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913966.101    2348-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® International Index Fund Fidelity Flex® International Index Fund : FITFX

This annual shareholder report contains information about Fidelity Flex® International Index Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® International Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, emerging markets gained 28% and contributed most to the fund's performance for the fiscal year, followed by Europe ex U.K. (+22%).
•By sector, financials gained 34% and contributed most. Information technology, which gained 42%, also helped, as did industrials, which advanced 30%, lifted by the capital goods industry (+41%). The communication services sector rose about 37%, while consumer discretionary gained about 16% and materials advanced approximately 18%. Other contributors included the utilities (+24%), energy (+15%), consumer staples (+9%) and real estate (+13%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor Manufacturing (+53%), from the semiconductors & semiconductor equipment industry. Within the same category, ASML Holding (+58%) helped. Tencent Holdings (+57%), a stock in the media & entertainment category, lifted the fund. Samsung Electronics, within the technology hardware & equipment category, gained approximately 77% and lifted the fund. Lastly, in consumer discretionary distribution & retail, Alibaba gained 77% and also boosted the fund.
•Conversely, the biggest detractor was Novo Nordisk (-55%), from the pharmaceuticals, biotechnology & life sciences category. From the same industry, CSL returned -37% and hurt. Meituan (-44%), from the consumer services industry, hurt the fund. Recruit Holdings (-20%), a stock in the commercial & professional services category, hurt the fund's performance. Lastly, in technology hardware & equipment, Keyence returned approximately -18% and also hurt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 9, 2017 through October 31, 2025.
Initial investment of $10,000.

Effective July 21, 2025, the fund began comparing its performance to the Fidelity Global ex U.S. Index.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity Flex® International Index Fund A	25.57%	11.27%	8.36%
Fidelity Flex International Linked Index A	25.40%	11.41%	8.50%
Fidelity Global ex U.S. Index℠ B	25.93%	11.74%	n/a
MSCI ACWI (All Country World Index) ex USA Index A	25.17%	11.37%	8.48%
A  From March 9, 2017
B  From  March 1, 2018

Effective July 21, 2025, the fund began comparing its performance to the Fidelity Global ex U.S. Index.

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$3,544,277,707
Number of Holdings	2,174
Total Advisory Fee	$0
Portfolio Turnover	16%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.7
Industrials	15.2
Information Technology	15.0
Consumer Discretionary	10.5
Health Care	6.9
Materials	6.2
Communication Services	5.7
Consumer Staples	5.7
Energy	3.9
Utilities	2.7
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 16.4
China - 7.8
Canada - 7.7
United States - 7.6
United Kingdom - 7.0
Taiwan - 6.6
Germany - 5.3
France - 5.1
Australia - 4.5
Others - 32.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	3.5
Tencent Holdings Ltd	1.5
ASML Holding NV	1.3
Alibaba Group Holding Ltd	1.3
Samsung Electronics Co Ltd	1.2
SAP SE	0.8
Astrazeneca PLC	0.8
HSBC Holdings PLC	0.8
Toyota Motor Corp	0.8
Nestle SA	0.7
12.7
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913990.101    2922-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Emerging Markets Index Fund Fidelity® Emerging Markets Index Fund : FPADX

This annual shareholder report contains information about Fidelity® Emerging Markets Index Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Index Fund	$ 9	0.07%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, Emerging Asia gained 28% and contributed most to the fund's performance for the fiscal year, followed by Latin America (+28%).
•By sector, information technology gained approximately 49% and contributed most. Financials, which gained approximately 21%, also helped, benefiting from the banks industry (+22%), as did communication services, which advanced about 43%, lifted by the media & entertainment industry (+53%). The consumer discretionary sector rose roughly 18%, boosted by the consumer discretionary distribution & retail industry (+41%), while industrials gained 31% and materials advanced 29%. Other contributors included the energy (+10%), health care (+12%), utilities (+6%), real estate (+5%) and consumer staples (+2%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor Manufacturing (+53%), from the semiconductors & semiconductor equipment group. From the same group, SK Hynix gained 191% and lifted the fund. In media & entertainment, Tencent Holdings gained 57% and lifted the fund. Samsung Electronics, within the technology hardware & equipment group, gained roughly 78% and contributed. Lastly, in consumer discretionary distribution & retail, Alibaba (+78%) also helped.
•Conversely, the biggest detractor was Meituan (-44%), from the consumer services industry. In software & services, Infosys (-18%) and Tata Consultancy Services (-25%) detracted. In utilities, ACWA Power returned -47% and hurt the fund's performance. Lastly, JD.com (-15%), from the consumer discretionary distribution & retail category, also hurt.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Emerging Markets Index Fund	28.43%	7.12%	7.54%
Fidelity Emerging Markets Index Fund Linked Index℠	27.88%	7.47%	7.80%
MSCI Emerging Markets Index	27.88%	7.47%	7.71%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$11,745,376,986
Number of Holdings	1,262
Total Advisory Fee	$6,937,978
Portfolio Turnover	4%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.5
Financials	21.9
Consumer Discretionary	12.1
Communication Services	9.4
Industrials	7.1
Materials	6.2
Consumer Staples	3.8
Energy	3.7
Health Care	3.0
Utilities	2.2
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 28.1
Taiwan - 19.9
India - 15.0
Korea (South) - 12.7
Brazil - 4.0
Saudi Arabia - 3.1
South Africa - 2.9
United States - 2.2
Mexico - 2.0
Others - 10.1

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	11.6
Tencent Holdings Ltd	5.2
Alibaba Group Holding Ltd	3.6
Samsung Electronics Co Ltd	3.5
SK Hynix Inc	2.1
HDFC Bank Ltd/Gandhinagar	1.3
Hon Hai Precision Industry Co Ltd	1.1
Reliance Industries Ltd	1.0
China Construction Bank Corp H Shares	1.0
PDD Holdings Inc Class A ADR	0.9
31.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913965.101    2344-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Flex® International Focused Index Fund Fidelity Flex® International Focused Index Fund : FXINX

This annual shareholder report contains information about Fidelity Flex® International Focused Index Fund for the period July 24, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® International Focused Index Fund A	$ 0 B	0.00%C
A Expenses for the full reporting period would be higher.
B Amount represents less than $.50
C Amount represents less than 0.005%

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$36,068,175
Number of Holdings	1,039
Total Advisory Fee	$0
Portfolio TurnoverA	15%
A Amount not annualized
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	22.3
Industrials	14.7
Information Technology	13.9
Consumer Discretionary	9.9
Health Care	6.8
Materials	6.0
Communication Services	5.3
Consumer Staples	5.1
Energy	3.7
Utilities	2.6
Real Estate	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 91.8
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 8.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 16.1
United States - 13.3
China - 7.6
Canada - 7.3
United Kingdom - 6.7
Taiwan - 6.2
France - 5.1
Germany - 5.1
Australia - 4.2
Others - 28.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	3.3
Tencent Holdings Ltd	1.3
ASML Holding NV	1.2
Alibaba Group Holding Ltd	1.1
Samsung Electronics Co Ltd	0.9
SK Hynix Inc	0.8
Novartis AG	0.7
SoftBank Group Corp	0.7
SAP SE	0.7
Astrazeneca PLC	0.7
11.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918058.100    8966-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® U.S. Sustainability Index Fund Fidelity® U.S. Sustainability Index Fund : FITLX

This annual shareholder report contains information about Fidelity® U.S. Sustainability Index Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Sustainability Index Fund	$ 12	0.11%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained roughly 33% and contributed most to the fund's performance for the fiscal year. Communication services, which gained approximately 49%, also helped, benefiting from the media & entertainment industry (+52%), as did consumer discretionary, which advanced about 27%, lifted by the automobiles & components industry (+81%). The industrials sector rose about 17%, boosted by the capital goods industry (+28%), while financials gained about 9% and health care advanced 3%. Other contributors included the energy (+11%), utilities (+13%), real estate (+1%) and materials (+1%) sectors.
•Conversely, consumer staples returned -6% and detracted most.
•Turning to individual stocks, the biggest contributor was NVIDIA (+53%), from the semiconductors & semiconductor equipment group. From the same category, Advanced Micro Devices gained 78% and helped. Alphabet (+65%), from the media & entertainment group, contributed. In software & services, Microsoft (+28%) helped. Lastly, Tesla, within the automobiles & components category, gained roughly 83% and also boosted the fund.
•In contrast, the biggest detractor was Fiserv (-66%), from the financial services category. Adobe (-29%) and Accenture (-26%), within the software & services industry, hurt the fund's performance. Comcast (-34%), a stock in the media & entertainment category, hindered the fund. Lastly, in semiconductors & semiconductor equipment, Texas Instruments (-18%) also hindered the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 9, 2017 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® U.S. Sustainability Index Fund	21.72%	17.89%	15.42%
MSCI USA ESG Leaders Index	21.81%	18.04%	15.57%
MSCI USA Index	21.43%	16.82%	14.54%
A   From May 9, 2017

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$4,946,163,724
Number of Holdings	275
Total Advisory Fee	$4,857,904
Portfolio Turnover	4%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.0
Communication Services	11.0
Financials	10.7
Consumer Discretionary	9.3
Health Care	9.2
Industrials	7.6
Consumer Staples	4.0
Materials	1.9
Real Estate	1.9
Energy	1.4
Utilities	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.9
Short-Term Investments and Net Other Assets (Liabilities) - 6.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
Brazil - 0.3
Netherlands - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	14.6
Microsoft Corp	10.7
Alphabet Inc Class A	4.9
Alphabet Inc Class C	4.3
Tesla Inc	4.1
Eli Lilly & Co	2.2
Visa Inc Class A	1.8
Mastercard Inc Class A	1.5
Johnson & Johnson	1.4
Advanced Micro Devices Inc	1.3
46.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913991.101    2941-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Total International Index Fund Fidelity® Total International Index Fund : FTIHX

This annual shareholder report contains information about Fidelity® Total International Index Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total International Index Fund	$ 7	0.06%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, emerging markets gained 26% and contributed most to the fund's performance for the fiscal year, followed by Europe ex U.K. (+22%).
•By sector, financials gained 34% and contributed most. Information technology, which gained roughly 40%, also helped, as did industrials, which advanced about 29%, lifted by the capital goods industry (+39%). The communication services sector rose approximately 36%, while consumer discretionary gained 16% and materials advanced 22%. Other contributors included the utilities (+24%), energy (+15%), consumer staples (+8%), real estate (+12%) and health care (+1%) sectors.
•Conversely, developed markets returned approximately 0% and was a notable detractor.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor Manufacturing (+53%), from the semiconductors & semiconductor equipment group. Within the same group, ASML Holding (+58%) boosted the fund. Tencent Holdings (+57%), a stock in the media & entertainment category, helped. Another notable contributor was Samsung Electronics (+78%), a stock in the technology hardware & equipment category. Lastly, in consumer discretionary distribution & retail, Alibaba (+78%) also boosted the fund.
•In contrast, the biggest detractor was Novo Nordisk (-55%), from the pharmaceuticals, biotechnology & life sciences industry. From the same group, CSL returned -37% and detracted. Another notable detractor was Meituan (-44%), a stock in the consumer services group. In commercial & professional services, Recruit Holdings returned -20% and hurt. Lastly, in technology hardware & equipment, Keyence returned roughly -18% and also hurt the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2016 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Total International Index Fund	25.15%	11.14%	8.22%
MSCI ACWI (All Country World Index) ex USA Investable Market Index	24.85%	11.29%	8.42%
A   From June 7, 2016

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$18,904,157,846
Number of Holdings	5,080
Total Advisory Fee	$9,242,898
Portfolio Turnover	4%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.5
Industrials	15.4
Information Technology	14.4
Consumer Discretionary	10.0
Health Care	7.2
Materials	7.1
Consumer Staples	6.0
Communication Services	5.3
Energy	4.1
Utilities	2.8
Real Estate	2.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 14.9
China - 8.4
Canada - 7.5
United States - 7.2
United Kingdom - 6.9
Taiwan - 6.2
Germany - 5.3
India - 5.0
France - 5.0
Others - 33.6

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	3.2
Tencent Holdings Ltd	1.4
ASML Holding NV	1.2
Alibaba Group Holding Ltd	1.0
Samsung Electronics Co Ltd	1.0
SAP SE	0.8
Astrazeneca PLC	0.7
Nestle SA	0.7
HSBC Holdings PLC	0.6
Novartis AG	0.6
11.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913989.101    2834-TSRA-1225

Item 2.

Code of Ethics

As of the end of the period, October 31, 2025, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Emerging Markets Index Fund, Fidelity Flex International Index Fund, Fidelity Global ex U.S. Index Fund, Fidelity International Sustainability Index Fund, and Fidelity Series Global ex U.S. Index Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

October 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Index Fund	$48,300	$-	$7,900	$600
Fidelity Flex International Index Fund	$50,700	$-	$6,700	$600
Fidelity Global ex U.S. Index Fund	$53,700	$-	$6,700	$700
Fidelity International Sustainability Index Fund	$37,200	$-	$6,700	$500
Fidelity Series Global ex U.S. Index Fund	$58,900	$-	$6,700	$700

October 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Index Fund	$47,000	$-	$12,300	$1,100
Fidelity Flex International Index Fund	$49,100	$-	$10,000	$1,100
Fidelity Global ex U.S. Index Fund	$52,100	$-	$10,000	$1,200
Fidelity International Sustainability Index Fund	$35,900	$-	$10,000	$900
Fidelity Series Global ex U.S. Index Fund	$57,500	$-	$10,000	$1,300

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Flex International Focused Index Fund, Fidelity SAI Emerging Markets Index Fund, Fidelity SAI Emerging Markets Low Volatility Index Fund, Fidelity SAI Emerging Markets Value Index Fund, Fidelity SAI International Index Fund, Fidelity SAI International Low Volatility Index Fund, Fidelity SAI International Momentum Index Fund, Fidelity SAI International Quality Index Fund, Fidelity SAI International Value Index Fund, Fidelity SAI U.S. Low Volatility Index Fund, Fidelity Total International Index Fund, and Fidelity U.S. Sustainability Index Fund (the “Fund(s)”):

Services Billed by PwC

October 31, 2025 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex International Focused Index Fund	$30,300	$-	$9,300	$-
Fidelity SAI Emerging Markets Index Fund	$42,000	$2,200	$4,200	$900
Fidelity SAI Emerging Markets Low Volatility Index Fund	$35,600	$1,900	$3,800	$800
Fidelity SAI Emerging Markets Value Index Fund	$39,200	$2,000	$3,900	$800
Fidelity SAI International Index Fund	$42,100	$2,200	$9,600	$900
Fidelity SAI International Low Volatility Index Fund	$43,400	$1,900	$11,600	$800
Fidelity SAI International Momentum Index Fund	$39,100	$2,000	$3,900	$800
Fidelity SAI International Quality Index Fund	$39,100	$2,000	$7,100	$800
Fidelity SAI International Value Index Fund	$40,500	$2,100	$3,800	$800
Fidelity SAI U.S. Low Volatility Index Fund	$38,200	$2,000	$3,800	$800
Fidelity Total International Index Fund	$74,800	$3,500	$15,200	$1,400
Fidelity U.S. Sustainability Index Fund	$32,700	$1,700	$2,900	$700

October 31, 2024 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex International Focused Index Fund	$-	$-	$-	$-
Fidelity SAI Emerging Markets Index Fund	$40,800	$3,500	$10,400	$1,500
Fidelity SAI Emerging Markets Low Volatility Index Fund	$36,000	$3,100	$9,800	$1,300
Fidelity SAI Emerging Markets Value Index Fund	$38,100	$3,300	$10,000	$1,400
Fidelity SAI International Index Fund	$40,900	$3,500	$10,400	$1,500
Fidelity SAI International Low Volatility Index Fund	$36,200	$3,100	$9,800	$1,300
Fidelity SAI International Momentum Index Fund	$37,900	$3,300	$10,000	$1,400
Fidelity SAI International Quality Index Fund	$37,900	$3,300	$10,000	$1,400
Fidelity SAI International Value Index Fund	$39,200	$3,300	$9,800	$1,400
Fidelity SAI U.S. Low Volatility Index Fund	$37,300	$3,200	$9,800	$1,400
Fidelity Total International Index Fund	$68,100	$5,600	$19,600	$2,400
Fidelity U.S. Sustainability Index Fund	$31,400	$2,600	$6,600	$1,100

A Amounts may reflect rounding.
B Fidelity Flex International Focused Index Fund commenced operations on July 24, 2025.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2025A	October 31, 2024A
Audit-Related Fees	$125,000	$125,000
Tax Fees	$-	$-
All Other Fees	$1,970,400	$2,929,500

A Amounts may reflect rounding.

Services Billed by PwC

	October 31, 2025A,B	October 31, 2024A,B
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex International Focused Index Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	October 31, 2025A,B	October 31, 2024A,B
Deloitte Entities	$2,470,000	$3,406,900
PwC	$13,863,700	$15,501,200

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Flex International Focused Index Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® U.S. Sustainability Index Fund

Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® U.S. Sustainability Index Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 93.9%
	Shares	Value ($)
BRAZIL - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
MercadoLibre Inc (b)	6,651	15,478,606
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	38,770	8,107,582
UNITED STATES - 93.4%
Communication Services - 11.0%
Diversified Telecommunication Services - 0.5%
Verizon Communications Inc	614,349	24,414,229
Entertainment - 0.9%
Electronic Arts Inc	41,884	8,379,313
Take-Two Interactive Software Inc (b)	26,991	6,919,682
Walt Disney Co/The	270,667	30,482,518
		45,781,513
Interactive Media & Services - 9.2%
Alphabet Inc Class A	856,815	240,927,811
Alphabet Inc Class C	753,153	212,253,578
		453,181,389
Media - 0.4%
Charter Communications Inc Class A (b)	11,358	2,655,955
Comcast Corp Class A	538,203	14,980,881
Fox Corp Class A	25,767	1,665,836
Omnicom Group Inc	24,449	1,834,164
		21,136,836
TOTAL COMMUNICATION SERVICES		544,513,967

Consumer Discretionary - 9.0%
Automobile Components - 0.0%
Aptiv PLC	32,915	2,669,406
Automobiles - 4.1%
Rivian Automotive Inc Class A (b)	95,199	1,291,850
Tesla Inc (b)	439,068	200,460,887
		201,752,737
Broadline Retail - 0.1%
eBay Inc	43,480	3,535,358
Distributors - 0.1%
Genuine Parts Co	21,831	2,779,305
Pool Corp	5,936	1,585,268
		4,364,573
Hotels, Restaurants & Leisure - 1.5%
Booking Holdings Inc	4,857	24,662,583
Darden Restaurants Inc	13,970	2,516,696
Hilton Worldwide Holdings Inc	35,575	9,141,352
McDonald's Corp	106,727	31,850,539
Yum! Brands Inc	40,463	5,592,391
		73,763,561
Household Durables - 0.4%
DR Horton Inc	40,815	6,084,701
Garmin Ltd	20,862	4,463,216
NVR Inc (b)	603	4,348,124
PulteGroup Inc	30,710	3,681,208
		18,577,249
Specialty Retail - 2.7%
AutoZone Inc (b)	2,395	8,800,260
Best Buy Co Inc	27,382	2,249,157
Burlington Stores Inc (b)	9,912	2,711,824
Dick's Sporting Goods Inc	9,875	2,186,818
Home Depot Inc/The	148,052	56,199,059
Lowe's Cos Inc	79,683	18,974,913
O'Reilly Automotive Inc (b)	117,118	11,060,624
TJX Cos Inc/The	157,951	22,135,253
Tractor Supply Co	75,110	4,064,202
Ulta Beauty Inc (b)	7,025	3,652,157
Williams-Sonoma Inc	17,952	3,488,792
		135,523,059
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp (b)	21,925	1,786,887
Lululemon Athletica Inc (b)	15,927	2,716,191
		4,503,078
TOTAL CONSUMER DISCRETIONARY		444,689,021

Consumer Staples - 4.0%
Beverages - 1.7%
Coca-Cola Co/The	606,130	41,762,357
Keurig Dr Pepper Inc	187,693	5,097,742
Monster Beverage Corp (b)	114,299	7,638,602
PepsiCo Inc	194,216	28,373,015
		82,871,716
Consumer Staples Distribution & Retail - 0.4%
Albertsons Cos Inc Class A	42,755	756,336
Dollar General Corp	31,153	3,073,555
Kroger Co/The	76,240	4,851,151
Sysco Corp	58,203	4,323,319
Target Corp	62,898	5,831,903
		18,836,264
Food Products - 0.3%
Bunge Global SA	25,425	2,405,205
General Mills Inc	82,306	3,836,283
Hormel Foods Corp	40,119	866,169
JM Smucker Co	19,147	1,982,672
Kellanova	46,018	3,822,255
McCormick & Co Inc/MD	31,336	2,010,518
		14,923,102
Household Products - 1.5%
Church & Dwight Co Inc	41,384	3,628,963
Clorox Co/The	23,175	2,606,260
Colgate-Palmolive Co	125,118	9,640,342
Kimberly-Clark Corp	54,638	6,540,715
Procter & Gamble Co/The	344,884	51,860,207
		74,276,487
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	34,858	3,370,420
Kenvue Inc	303,953	4,367,805
		7,738,225
TOTAL CONSUMER STAPLES		198,645,794

Energy - 1.4%
Energy Equipment & Services - 0.3%
Baker Hughes Co Class A	127,696	6,181,763
Halliburton Co	155,128	4,163,636
SLB Ltd	221,306	7,980,294
		18,325,693
Oil, Gas & Consumable Fuels - 1.1%
Cheniere Energy Inc	31,615	6,702,380
Marathon Petroleum Corp	52,843	10,299,629
ONEOK Inc	77,748	5,209,116
Phillips 66	61,364	8,354,095
Targa Resources Corp	24,747	3,812,028
Valero Energy Corp	48,002	8,139,219
Williams Cos Inc/The	174,622	10,105,375
		52,621,842
TOTAL ENERGY		70,947,535

Financials - 10.7%
Banks - 0.8%
Citizens Financial Group Inc	65,296	3,321,608
Huntington Bancshares Inc/OH	203,911	3,148,386
KeyCorp	130,494	2,295,389
PNC Financial Services Group Inc/The	50,296	9,181,535
Regions Financial Corp	153,858	3,723,364
Truist Financial Corp	178,816	7,980,558
US Bancorp	221,658	10,346,995
		39,997,835
Capital Markets - 3.4%
Ameriprise Financial Inc	15,846	7,174,593
Bank of New York Mellon Corp/The	99,661	10,756,412
Blackrock Inc	20,762	22,481,301
Cboe Global Markets Inc	16,187	3,976,175
Charles Schwab Corp/The	255,198	24,121,315
FactSet Research Systems Inc	5,659	1,509,820
Intercontinental Exchange Inc	85,871	12,562,069
LPL Financial Holdings Inc	12,214	4,608,464
Moody's Corp	23,044	11,068,033
Morgan Stanley	172,020	28,211,280
Nasdaq Inc	60,815	5,199,074
Northern Trust Corp	28,604	3,680,477
Raymond James Financial Inc	27,395	4,346,765
S&P Global Inc	46,527	22,668,420
State Street Corp	39,947	4,620,270
T Rowe Price Group Inc	35,156	3,604,545
		170,589,013
Consumer Finance - 1.1%
American Express Co	83,136	29,989,650
Capital One Financial Corp	83,551	18,380,384
Synchrony Financial	57,377	4,267,701
		52,637,735
Financial Services - 3.8%
Equitable Holdings Inc	62,480	3,086,512
Fidelity National Information Services Inc	88,391	5,526,205
Fiserv Inc (b)	84,628	5,643,841
Mastercard Inc Class A	131,255	72,451,447
PayPal Holdings Inc (b)	140,833	9,755,502
Visa Inc Class A	262,208	89,344,755
		185,808,262
Insurance - 1.6%
AFLAC Inc	71,789	7,695,063
Allstate Corp/The	39,613	7,586,682
Arch Capital Group Ltd	55,870	4,822,140
Hartford Insurance Group Inc/The	41,413	5,142,666
Marsh & McLennan Cos Inc	71,478	12,733,806
Principal Financial Group Inc	41,747	3,508,417
Progressive Corp/The	89,365	18,409,190
Prudential Financial Inc	53,849	5,600,296
Travelers Companies Inc/The	31,611	8,491,347
Willis Towers Watson PLC	14,907	4,667,382
		78,656,989
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Annaly Capital Management Inc	93,821	1,986,190
TOTAL FINANCIALS		529,676,024

Health Care - 9.2%
Biotechnology - 1.6%
Alnylam Pharmaceuticals Inc (b)	18,812	8,579,024
Amgen Inc	78,450	23,411,835
Biogen Inc (b)	23,048	3,555,615
Gilead Sciences Inc	179,662	21,521,711
Incyte Corp (b)	19,001	1,776,213
Neurocrine Biosciences Inc (b)	12,578	1,801,295
Vertex Pharmaceuticals Inc (b)	37,037	15,761,836
		76,407,529
Health Care Equipment & Supplies - 0.6%
Align Technology Inc (b)	10,042	1,384,590
Cooper Cos Inc/The (b)	23,758	1,660,921
Dexcom Inc (b)	54,281	3,160,240
Edwards Lifesciences Corp (b)	83,939	6,920,771
Hologic Inc (b)	26,538	1,961,424
IDEXX Laboratories Inc (b)	11,462	7,215,444
Insulet Corp (b)	9,151	2,864,355
Solventum Corp (b)	19,195	1,325,222
STERIS PLC	13,058	3,077,771
Zimmer Biomet Holdings Inc	23,126	2,325,551
		31,896,289
Health Care Providers & Services - 1.2%
Cencora Inc	30,312	10,239,697
Cigna Group/The	41,177	10,064,071
DaVita Inc (b)	9,298	1,106,647
Elevance Health Inc	33,521	10,632,861
HCA Healthcare Inc	28,315	13,015,839
Humana Inc	17,837	4,962,075
Labcorp Holdings Inc	13,277	3,371,827
Molina Healthcare Inc (b)	8,402	1,286,010
Quest Diagnostics Inc	19,587	3,446,333
		58,125,360
Health Care Technology - 0.1%
Veeva Systems Inc Class A (b)	22,101	6,435,811
Life Sciences Tools & Services - 0.9%
Agilent Technologies Inc	42,614	6,236,985
Danaher Corp	100,914	21,734,857
IQVIA Holdings Inc (b)	27,545	5,962,391
Mettler-Toledo International Inc (b)	3,538	5,010,834
Revvity Inc	3,937	368,464
Waters Corp (b)	9,234	3,228,206
West Pharmaceutical Services Inc	11,274	3,180,057
		45,721,794
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co	299,214	13,784,789
Eli Lilly & Co	123,669	106,709,034
Johnson & Johnson	369,068	69,705,873
Merck & Co Inc	382,842	32,916,755
Royalty Pharma PLC Class A	45,926	1,724,062
Zoetis Inc Class A	64,530	9,298,128
		234,138,641
TOTAL HEALTH CARE		452,725,424

Industrials - 7.6%
Aerospace & Defense - 1.1%
Axon Enterprise Inc (b)	10,576	7,744,064
GE Aerospace	158,942	49,105,131
		56,849,195
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	18,201	2,802,772
Expeditors International of Washington Inc	27,481	3,349,934
United Parcel Service Inc Class B	110,509	10,655,278
		16,807,984
Building Products - 0.8%
Allegion plc	17,845	2,958,166
Carrier Global Corp	113,970	6,780,075
Johnson Controls International plc	94,373	10,795,327
Lennox International Inc	6,382	3,222,910
Owens Corning	15,401	1,960,701
Trane Technologies PLC	35,465	15,911,373
		41,628,552
Commercial Services & Supplies - 0.3%
Cintas Corp	52,384	9,600,416
Veralto Corp	32,437	3,200,883
		12,801,299
Construction & Engineering - 0.3%
EMCOR Group Inc	6,003	4,056,707
Quanta Services Inc	20,230	9,085,900
		13,142,607
Electrical Equipment - 0.6%
Eaton Corp PLC	56,454	21,540,589
Hubbell Inc	6,389	3,002,830
Rockwell Automation Inc	15,526	5,719,157
		30,262,576
Ground Transportation - 0.7%
CSX Corp	270,749	9,752,379
JB Hunt Transport Services Inc	14,382	2,428,545
Old Dominion Freight Line Inc	27,558	3,869,694
Union Pacific Corp	88,218	19,440,601
		35,491,219
Industrial Conglomerates - 0.2%
3M Co	70,492	11,736,917
Machinery - 2.2%
Caterpillar Inc	75,836	43,777,089
CNH Industrial NV Class A	145,995	1,531,487
Cummins Inc	19,560	8,561,021
Deere & Co	36,912	17,039,687
Dover Corp	18,893	3,428,324
Fortive Corp	51,346	2,584,758
Graco Inc	32,595	2,665,293
IDEX Corp	12,616	2,163,139
Illinois Tool Works Inc	39,664	9,674,843
Ingersoll Rand Inc	63,145	4,819,858
Pentair PLC	24,851	2,642,904
Xylem Inc/NY	33,254	5,016,366
		103,904,769
Professional Services - 0.6%
Automatic Data Processing Inc	60,497	15,747,369
Broadridge Financial Solutions Inc	16,743	3,690,157
Paychex Inc	43,532	5,094,550
TransUnion	33,521	2,721,235
		27,253,311
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc	36,165	8,987,003
United Rentals Inc	10,430	9,086,407
WW Grainger Inc	7,592	7,432,568
		25,505,978
TOTAL INDUSTRIALS		375,384,407

Information Technology - 35.8%
Electronic Equipment, Instruments & Components - 0.1%
Keysight Technologies Inc (b)	20,315	3,716,833
Trimble Inc (b)	30,383	2,423,044
		6,139,877
IT Services - 1.5%
Accenture PLC Class A	96,636	24,168,664
Akamai Technologies Inc (b)	31,395	2,357,764
Gartner Inc (b)	13,042	3,238,850
IBM Corporation	141,783	43,585,512
Twilio Inc Class A (b)	21,759	2,934,854
		76,285,644
Semiconductors & Semiconductor Equipment - 18.9%
Advanced Micro Devices Inc (b)	243,969	62,485,340
Analog Devices Inc	77,223	18,080,221
Applied Materials Inc	125,453	29,243,094
First Solar Inc (b)	15,769	4,209,377
Intel Corp (b)	646,118	25,838,259
Lam Research Corp	199,667	31,439,566
Marvell Technology Inc	132,103	12,383,335
NVIDIA Corp	3,567,783	722,440,381
Texas Instruments Inc	138,808	22,411,940
		928,531,513
Software - 15.0%
Adobe Inc (b)	66,186	22,523,758
Atlassian Corp Class A (b)	24,812	4,203,649
Autodesk Inc (b)	36,272	10,930,204
Cadence Design Systems Inc (b)	41,465	14,043,781
Docusign Inc (b)	32,551	2,380,780
Fair Isaac Corp (b)	3,951	6,556,803
HubSpot Inc (b)	8,023	3,946,674
Intuit Inc	42,835	28,594,504
Microsoft Corp	1,019,703	528,012,411
Palo Alto Networks Inc (b)	100,684	22,174,644
PTC Inc (b)	27,808	5,521,000
Salesforce Inc	149,746	38,995,356
Servicenow Inc (b)	32,129	29,535,547
Synopsys Inc (b)	27,727	12,583,067
Workday Inc Class A (b)	34,188	8,202,385
Zscaler Inc (b)	15,783	5,226,383
		743,430,946
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co	105,665	2,580,339
HP Inc	49,973	1,382,753
NetApp Inc	7,005	825,049
Seagate Technology Holdings PLC	21,749	5,565,134
Western Digital Corp	32,903	4,942,360
		15,295,635
TOTAL INFORMATION TECHNOLOGY		1,769,683,615

Materials - 1.9%
Chemicals - 1.0%
Ecolab Inc	37,936	9,726,790
International Flavors & Fragrances Inc	35,920	2,261,882
Linde PLC	68,885	28,814,596
LyondellBasell Industries NV Class A1	29,604	1,374,218
PPG Industries Inc	42,663	4,170,308
		46,347,794
Construction Materials - 0.3%
CRH PLC	99,939	11,902,735
Martin Marietta Materials Inc	8,600	5,272,660
		17,175,395
Containers & Packaging - 0.2%
Avery Dennison Corp	12,638	2,210,260
Ball Corp	43,528	2,045,816
International Paper Co	69,322	2,678,602
Smurfit WestRock PLC	73,004	2,695,308
		9,629,986
Metals & Mining - 0.4%
Newmont Corp	161,013	13,037,223
Nucor Corp	32,121	4,819,756
Steel Dynamics Inc	21,156	3,317,260
		21,174,239
TOTAL MATERIALS		94,327,414

Real Estate - 1.9%
Health Care REITs - 0.4%
Healthpeak Properties Inc	70,621	1,267,647
Welltower Inc	97,776	17,701,367
		18,969,014
Industrial REITs - 0.3%
Prologis Inc	130,355	16,175,752
Office REITs - 0.0%
BXP Inc	24,459	1,741,236
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	41,743	6,362,885
Specialized REITs - 1.1%
American Tower Corp	69,033	12,355,527
Crown Castle Inc	64,829	5,848,872
Digital Realty Trust Inc	45,561	7,764,050
Equinix Inc	14,167	11,985,424
Iron Mountain Inc	47,277	4,867,167
SBA Communications Corp Class A	18,091	3,464,065
Weyerhaeuser Co	105,925	2,436,275
		48,721,380
TOTAL REAL ESTATE		91,970,267

Utilities - 0.9%
Electric Utilities - 0.3%
Edison International	47,448	2,627,670
Eversource Energy	35,563	2,624,905
Exelon Corp	123,058	5,675,435
NRG Energy Inc	25,308	4,349,433
		15,277,443
Gas Utilities - 0.1%
Atmos Energy Corp	23,282	3,997,985
Multi-Utilities - 0.3%
CMS Energy Corp	40,309	2,964,727
Consolidated Edison Inc	40,891	3,983,192
NiSource Inc	51,425	2,165,507
Sempra	75,771	6,966,386
		16,079,812
Water Utilities - 0.2%
American Water Works Co Inc	36,448	4,681,017
Essential Utilities Inc	112,425	4,387,947
		9,068,964
TOTAL UTILITIES		44,424,204

TOTAL UNITED STATES		4,616,987,672
TOTAL COMMON STOCKS (Cost $2,719,088,025)		4,640,573,860

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (d) (Cost $12,046,453)	4.15	12,063,000	12,050,056

Money Market Funds - 5.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $283,664,053)	4.18	283,607,331	283,664,053

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $3,014,798,531)	4,936,287,969
NET OTHER ASSETS (LIABILITIES) - 0.2%	9,875,755
NET ASSETS - 100.0%	4,946,163,724

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Nasdaq 100 Index Contracts (United States)	117	12/19/2025	60,849,360	3,639,981	3,639,981
CME E-Mini S&P 500 Index Contracts (United States)	713	12/19/2025	245,058,100	7,334,700	7,334,700

TOTAL FUTURES CONTRACTS					10,974,681
The notional amount of futures purchased as a percentage of Net Assets is 6.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,050,056.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	425,050,021	509,822,688	651,209,292	16,337,320	636	-	283,664,053	283,607,331	0.5%
Total	425,050,021	509,822,688	651,209,292	16,337,320	636	-	283,664,053

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	544,513,967	544,513,967	-	-
Consumer Discretionary	460,167,627	460,167,627	-	-
Consumer Staples	198,645,794	198,645,794	-	-
Energy	70,947,535	70,947,535	-	-
Financials	529,676,024	529,676,024	-	-
Health Care	452,725,424	452,725,424	-	-
Industrials	375,384,407	375,384,407	-	-
Information Technology	1,777,791,197	1,777,791,197	-	-
Materials	94,327,414	94,327,414	-	-
Real Estate	91,970,267	91,970,267	-	-
Utilities	44,424,204	44,424,204	-	-

U.S. Treasury Obligations	12,050,056	-	12,050,056	-

Money Market Funds	283,664,053	283,664,053	-	-
Total Investments in Securities:	4,936,287,969	4,924,237,913	12,050,056	-
Derivative Instruments:

Assets
Futures Contracts	10,974,681	10,974,681	-	-
Total Assets	10,974,681	10,974,681	-	-
Total Derivative Instruments:	10,974,681	10,974,681	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	10,974,681	-
Total Equity Risk	10,974,681	-
Total Value of Derivatives	10,974,681	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,731,134,478)	$4,652,623,916
Fidelity Central Funds (cost $283,664,053)	283,664,053

Total Investment in Securities (cost $3,014,798,531)		$4,936,287,969
Segregated cash with brokers for derivative instruments		6,618,407
Receivable for fund shares sold		3,425,309
Dividends receivable		2,536,748
Distributions receivable from Fidelity Central Funds		954,552
Receivable for daily variation margin on futures contracts		937,004
Total assets		4,950,759,989
Liabilities
Payable for fund shares redeemed	$4,154,001
Accrued management fee	442,264
Total liabilities		4,596,265
Net Assets		$4,946,163,724
Net Assets consist of:
Paid in capital		$3,010,313,695
Total accumulated earnings (loss)		1,935,850,029
Net Assets		$4,946,163,724
Net Asset Value, offering price and redemption price per share ($4,946,163,724 ÷ 161,241,425 shares)		$30.68
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$48,168,484
Interest		1,041,022
Income from Fidelity Central Funds		16,337,320
Total income		65,546,826
Expenses
Management fee	$4,857,904
Independent trustees' fees and expenses	10,672
Total expenses before reductions	4,868,576
Expense reductions	(2,630)
Total expenses after reductions		4,865,946
Net Investment income (loss)		60,680,880
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(11,601,140)
Fidelity Central Funds	636
Foreign currency transactions	(60)
Futures contracts	24,346,659
Total net realized gain (loss)		12,746,095
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	789,307,827
Futures contracts	6,562,658
Total change in net unrealized appreciation (depreciation)		795,870,485
Net gain (loss)		808,616,580
Net increase (decrease) in net assets resulting from operations		$869,297,460
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,680,880	$57,422,027
Net realized gain (loss)	12,746,095	41,469,621
Change in net unrealized appreciation (depreciation)	795,870,485	943,333,770
Net increase (decrease) in net assets resulting from operations	869,297,460	1,042,225,418
Distributions to shareholders	(56,325,292)	(32,020,496)

Share transactions
Proceeds from sales of shares	978,756,293	1,708,050,544
Reinvestment of distributions	51,816,528	29,325,296
Cost of shares redeemed	(1,092,407,395)	(976,068,420)

Net increase (decrease) in net assets resulting from share transactions	(61,834,574)	761,307,420
Total increase (decrease) in net assets	751,137,594	1,771,512,342

Net Assets
Beginning of period	4,195,026,130	2,423,513,788
End of period	$4,946,163,724	$4,195,026,130

Other Information
Shares
Sold	36,310,030	74,600,297
Issued in reinvestment of distributions	1,932,011	1,430,502
Redeemed	(41,368,328)	(41,397,978)
Net increase (decrease)	(3,126,287)	34,632,821

Financial Highlights
Fidelity® U.S. Sustainability Index Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.52	$18.68	$16.85	$20.91	$14.29
Income from Investment Operations
Net investment income (loss) A,B	.37	.37	.27	.25	.23
Net realized and unrealized gain (loss)	5.13	6.71	1.81	(4.10)	6.56
Total from investment operations	5.50	7.08	2.08	(3.85)	6.79
Distributions from net investment income	(.34)	(.24)	(.25)	(.17)	(.17)
Distributions from net realized gain	-	-	-	(.04)	-
Total distributions	(.34)	(.24)	(.25)	(.21)	(.17)
Net asset value, end of period	$30.68	$25.52	$18.68	$16.85	$20.91
Total Return C	21.72%	38.21%	12.47%	(18.58)%	47.84%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.11%	.11%	.11%	.11%	.11%
Expenses net of fee waivers, if any	.11%	.11%	.11%	.11%	.11%
Expenses net of all reductions, if any	.11%	.11%	.11%	.11%	.11%
Net investment income (loss)	1.37%	1.56%	1.48%	1.37%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$4,946,164	$4,195,026	$2,423,514	$2,179,401	$1,868,457
Portfolio turnover rate F	4%	9%	21%	9%	12%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity U.S. Sustainability Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,057,815,752
Gross unrealized depreciation	(147,836,166)
Net unrealized appreciation (depreciation)	$1,909,979,586
Tax Cost	$3,026,308,383

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$44,015,557
Capital loss carryforward	$(18,145,113)
Net unrealized appreciation (depreciation) on securities and other investments	$1,909,979,586

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(15,797,663)
Long-term	(2,347,450)
Total capital loss carryforward	$(18,145,113)

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$56,325,292	$ 32,020,496

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Sustainability Index Fund	260,553,004	144,481,880
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .11% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity U.S. Sustainability Index Fund	8,698,013	3,805,972	1,343,117
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,630.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity U.S. Sustainability Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity U.S. Sustainability Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 12, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $20,964,917 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 69% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 73.60% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 3.30% of the dividend distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity U.S. Sustainability Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to derivatives and liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. The Board noted that the fund has a unitary fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The total expense ratio for the fund was below the competitive medians.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode other than the fund, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9883815.108
USY-ANN-1225
Fidelity® Total International Index Fund

Annual Report
October 31, 2025
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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Total International Index Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
AUSTRALIA - 4.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Aussie Broadband Ltd	147,338	573,599
Superloop Ltd (b)	295,669	603,583
Telstra Group Ltd	1,904,392	6,080,694
Tuas Ltd (b)	136,203	626,497
		7,884,373
Entertainment - 0.0%
EVT Ltd	52,042	493,400
Interactive Media & Services - 0.1%
CAR Group Ltd	186,929	4,366,383
REA Group Ltd	26,093	3,638,011
SEEK Ltd	174,085	3,086,793
		11,091,187
Media - 0.0%
Nine Entertainment Co Holdings Ltd	650,035	493,369
TOTAL COMMUNICATION SERVICES		19,962,329

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Amotiv Ltd	94,416	551,663
ARB Corp Ltd	43,358	1,024,126
PWR Holdings Ltd (c)	48,100	268,140
		1,843,929
Broadline Retail - 0.2%
Harvey Norman Holdings Ltd	286,086	1,353,355
Myer Holdings Ltd	705,456	182,324
Wesfarmers Ltd	555,666	30,540,070
		32,075,749
Distributors - 0.0%
Bapcor Ltd	216,639	358,619
Diversified Consumer Services - 0.0%
G8 Education Ltd	477,840	251,684
IDP Education Ltd	133,962	491,724
		743,408
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	273,727	11,345,959
Collins Foods Ltd	63,216	442,576
Corporate Travel Management Ltd (c)(d)	63,316	665,742
Domino's Pizza Enterprises Ltd	34,436	412,777
Flight Centre Travel Group Ltd (c)	94,452	760,757
Guzman y Gomez Ltd (c)	26,366	460,954
Lottery Corp/The	1,093,408	3,934,793
Tabcorp Holdings Ltd	1,071,172	746,424
WEB Travel Group Ltd (b)	196,682	537,920
		19,307,902
Household Durables - 0.0%
Breville Group Ltd	51,252	995,630
Specialty Retail - 0.0%
Accent Group Ltd	263,851	220,976
Eagers Automotive Ltd	76,594	1,706,933
JB Hi-Fi Ltd	53,997	3,699,783
Lovisa Holdings Ltd	32,483	770,231
Nick Scali Ltd	38,305	637,100
Premier Investments Ltd	57,695	672,325
Super Retail Group Ltd	80,806	845,942
Temple & Webster Group Ltd (b)	45,991	716,488
		9,269,778
TOTAL CONSUMER DISCRETIONARY		64,595,015

Consumer Staples - 0.1%
Beverages - 0.0%
Treasury Wine Estates Ltd (c)	413,771	1,621,675
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	657,251	9,482,367
Endeavour Group Ltd/Australia	753,275	1,803,896
GrainCorp Ltd Class A	118,494	686,146
Metcash Ltd	522,529	1,302,604
Woolworths Group Ltd	600,710	11,166,396
		24,441,409
Food Products - 0.0%
Bega Cheese Ltd	155,430	540,016
Elders Ltd	132,036	612,513
Inghams Group Ltd	220,405	348,990
		1,501,519
TOTAL CONSUMER STAPLES		27,564,603

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ampol Ltd	116,051	2,331,118
Beach Energy Ltd	791,629	642,274
Deep Yellow Ltd (b)	452,760	531,751
New Hope Corp Ltd	254,787	691,835
Paladin Energy Ltd (b)(c)	125,884	794,831
Paladin Energy Ltd (Canada) (b)(c)	68,335	423,394
Santos Ltd	1,597,460	6,595,326
Viva Energy Group Ltd (e)(f)	546,185	655,772
Whitehaven Coal Ltd	405,423	1,909,932
Woodside Energy Group Ltd	928,513	15,046,975
Yancoal Australia Ltd	196,396	715,756
		30,338,964
Financials - 1.7%
Banks - 1.2%
ANZ Group Holdings Ltd	1,459,581	35,000,891
Bank of Queensland Ltd	327,211	1,468,686
Bendigo & Adelaide Bank Ltd	283,266	2,344,563
Commonwealth Bank of Australia	820,619	92,158,840
Judo Capital Holdings Ltd (b)	421,161	465,706
National Australia Bank Ltd	1,500,521	42,779,959
Westpac Banking Corp	1,676,587	42,497,426
		216,716,071
Capital Markets - 0.3%
ASX Ltd	96,010	3,546,152
HMC Capital Ltd (c)	146,506	297,163
HUB24 Ltd	41,269	3,082,583
Insignia Financial Ltd (b)	260,851	774,864
MA Financial Group Ltd	55,209	347,144
Macquarie Group Ltd	176,682	25,266,200
Magellan Financial Group Ltd	98,381	619,246
Magellan Financial Group Ltd warrants 4/16/2027 (b)	4,999	147
Netwealth Group Ltd	64,279	1,296,640
Perpetual Ltd	55,688	699,219
Pinnacle Investment Management Group Ltd	85,026	1,099,298
		37,028,656
Consumer Finance - 0.0%
Credit Corp Group Ltd	34,003	319,483
Zip Co Ltd (b)	568,999	1,440,786
		1,760,269
Financial Services - 0.0%
AMP Ltd	1,176,880	1,374,508
Challenger Ltd	267,019	1,626,555
Helia Group Ltd	149,152	526,011
Washington H Soul Pattinson & Co Ltd	170,265	4,188,805
		7,715,879
Insurance - 0.2%
AUB Group Ltd	58,829	1,421,888
Generation Development Group Ltd	163,779	767,270
Insurance Australia Group Ltd	1,166,791	6,000,570
Medibank Pvt Ltd	1,352,401	4,318,195
nib holdings Ltd/Australia	239,350	1,180,815
QBE Insurance Group Ltd	740,306	9,610,143
Steadfast Group Ltd	554,592	2,032,069
Suncorp Group Ltd	533,984	6,854,948
		32,185,898
TOTAL FINANCIALS		295,406,773

Health Care - 0.1%
Biotechnology - 0.0%
Mesoblast Ltd (b)(c)	478,995	786,650
Telix Pharmaceuticals Ltd (b)(c)	137,704	1,457,136
		2,243,786
Health Care Equipment & Supplies - 0.0%
Ansell Ltd	74,343	1,775,942
Cochlear Ltd	31,914	5,996,284
Nanosonics Ltd (b)	150,536	451,110
PolyNovo Ltd (b)	333,614	288,134
		8,511,470
Health Care Providers & Services - 0.1%
EBOS Group Ltd	95,347	1,576,851
Ramsay Health Care Ltd	95,967	2,015,598
Regis Healthcare Ltd	87,268	423,107
Sigma Healthcare Ltd	2,256,734	4,592,167
Sonic Healthcare Ltd	232,675	3,220,363
		11,828,086
Health Care Technology - 0.0%
Pro Medicus Ltd	28,292	4,879,805
Pharmaceuticals - 0.0%
Neuren Pharmaceuticals Ltd (b)	55,676	792,690
TOTAL HEALTH CARE		28,255,837

Industrials - 0.3%
Aerospace & Defense - 0.0%
Austal Ltd (b)	175,563	779,973
DroneShield Ltd (b)(f)	411,930	1,032,284
		1,812,257
Commercial Services & Supplies - 0.1%
Brambles Ltd	669,634	10,892,199
Cleanaway Waste Management Ltd	1,138,329	1,899,262
Downer EDI Ltd	332,671	1,682,563
		14,474,024
Construction & Engineering - 0.0%
Monadelphous Group Ltd	55,832	848,978
NRW Holdings Ltd	241,592	766,657
Service Stream Ltd	381,467	566,578
Ventia Services Group Pty Ltd	401,283	1,504,466
Worley Ltd	251,164	2,350,013
		6,036,692
Ground Transportation - 0.0%
Aurizon Holdings Ltd	884,822	1,985,761
Machinery - 0.0%
Silex Systems Ltd (b)(c)	111,188	752,238
Passenger Airlines - 0.0%
Qantas Airways Ltd	363,552	2,426,295
Professional Services - 0.1%
ALS Ltd	251,539	3,574,720
Computershare Ltd	257,795	6,168,455
IPH Ltd	159,187	384,336
McMillan Shakespeare Ltd	40,519	456,529
SmartGroup Corp Ltd	78,216	418,626
		11,002,666
Trading Companies & Distributors - 0.0%
Reece Ltd (c)	99,865	763,844
SGH Ltd	99,354	3,152,855
		3,916,699
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd unit	493,261	1,568,520
Qube Holdings Ltd	833,311	2,393,583
Transurban Group unit	1,503,167	14,241,401
		18,203,504
TOTAL INDUSTRIALS		60,610,136

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Codan Ltd	54,119	1,283,615
Dicker Data Ltd	54,168	363,281
		1,646,896
IT Services - 0.0%
Data#3 Ltd	90,704	523,446
Macquarie Technology Group Ltd (b)	8,456	366,268
Megaport Ltd (b)	79,499	856,187
NEXTDC Ltd (b)(c)	312,106	3,218,365
		4,964,266
Software - 0.1%
Catapult Sports Ltd (b)	113,249	497,944
Hansen Technologies Ltd	120,891	441,372
IRESS Ltd	104,119	603,588
SiteMinder Ltd (b)	138,830	645,847
Technology One Ltd	146,431	3,535,382
WiseTech Global Ltd	99,413	4,495,975
		10,220,108
TOTAL INFORMATION TECHNOLOGY		16,831,270

Materials - 1.2%
Chemicals - 0.0%
Alpha HPA Ltd (b)	583,758	301,743
Dyno Nobel Ltd	922,831	1,944,263
Nufarm Ltd (b)	159,457	217,011
Orica Ltd	231,796	3,374,527
		5,837,544
Containers & Packaging - 0.0%
Orora Ltd	659,213	866,959
Metals & Mining - 1.2%
AVZ Minerals Ltd (b)(d)	729,530	5
Bellevue Gold Ltd (b)	719,244	550,604
BHP Group Ltd	2,486,810	70,894,535
BlueScope Steel Ltd	218,400	3,272,390
Capricorn Metals Ltd (b)	195,349	1,642,447
Catalyst Metals Ltd (b)	119,198	529,561
Deterra Royalties Ltd	242,317	646,876
Develop Global Ltd (b)	132,150	307,818
Emerald Resources NL (b)	272,949	846,519
Evolution Mining Ltd	984,945	6,998,722
Firefinch Ltd (d)	66,763	0
Fortescue Ltd	829,197	11,550,753
Genesis Minerals Ltd (b)	496,205	1,896,055
Glencore PLC	4,973,142	23,824,182
Greatland Resources Ltd (United Kingdom)	251,595	1,214,662
IGO Ltd (b)	344,126	1,209,118
Iluka Resources Ltd	213,338	965,942
Imdex Ltd (c)	250,959	564,857
IperionX Ltd (b)	138,593	616,634
Leo Lithium Ltd (d)	399,362	29,527
Liontown Resources Ltd (b)(c)	885,710	680,936
Lynas Rare Earths Ltd (b)	415,214	4,143,036
Mineral Resources Ltd (b)	86,430	2,737,076
Northern Star Resources Ltd	667,011	10,740,427
OceanaGold Corp	113,940	2,548,428
Ora Banda Mining Ltd (b)(c)	616,789	488,314
Pantoro Gold Ltd (b)	161,739	541,828
Perenti Ltd	468,505	830,731
Perseus Mining Ltd	666,914	2,125,082
Pilbara Minerals Ltd (b)(c)	1,492,635	3,222,883
Ramelius Resources Ltd	908,590	1,973,708
Regis Resources Ltd	377,235	1,589,552
Resolute Mining Ltd (b)	1,037,761	648,452
Rio Tinto Ltd	180,720	15,711,226
Rio Tinto PLC	551,970	39,791,533
Sandfire Resources Ltd (b)	231,795	2,463,015
South32 Ltd	2,232,867	4,617,765
Stanmore Resources Ltd	179,236	252,139
Vault Minerals Ltd (b)	3,166,706	1,512,542
West African Resources Ltd (b)(d)	533,366	1,060,903
Westgold Resources Ltd	458,288	1,595,244
		226,836,027
TOTAL MATERIALS		233,540,530

Real Estate - 0.3%
Diversified REITs - 0.1%
Centuria Capital Group unit	367,271	567,120
Charter Hall Group unit	236,548	3,473,114
Charter Hall Long Wale REIT unit	329,380	915,932
GPT Group/The unit	940,297	3,297,667
Mirvac Group unit	1,926,080	2,898,539
Stockland unit	1,173,204	4,843,729
		15,996,101
Industrial REITs - 0.1%
Centuria Industrial REIT	316,358	732,755
Dexus Industria REIT	143,125	267,830
Goodman Group unit	992,260	21,444,256
		22,444,841
Office REITs - 0.0%
Dexus unit	509,970	2,429,142
Real Estate Management & Development - 0.0%
Lendlease Group unit	337,384	1,225,164
PEXA Group Ltd (b)	63,661	631,049
		1,856,213
Residential REITs - 0.0%
Ingenia Communities Group unit	214,483	788,689
Retail REITs - 0.1%
BWP Property Group Ltd unit	293,692	737,905
Charter Hall Retail REIT	293,531	791,276
HomeCo Daily Needs REIT unit (f)	889,279	794,232
Region Group unit	591,001	943,528
Scentre Group unit	2,486,260	6,620,913
Vicinity Ltd unit	1,877,759	3,096,117
Waypoint REIT Ltd unit	332,682	576,836
		13,560,807
Specialized REITs - 0.0%
Abacus Storage King unit	255,024	234,441
Arena REIT unit	204,761	489,009
Charter Hall Social Infrastructure REIT	185,113	391,216
DigiCo Infrastructure REIT	205,031	350,136
National Storage REIT unit	607,536	914,275
		2,379,077
TOTAL REAL ESTATE		59,454,870

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	843,822	6,763,382
Gas Utilities - 0.0%
Apa Group unit	627,476	3,768,918
Multi-Utilities - 0.0%
AGL Energy Ltd	297,550	1,802,801
TOTAL UTILITIES		12,335,101

TOTAL AUSTRALIA		848,895,428
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	69,562	3,805,373
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (e)(f)	37,747	4,868,666
Erste Group Bank AG	150,479	15,567,104
Raiffeisen Bank International AG	63,248	2,357,677
		22,793,447
Insurance - 0.0%
UNIQA Insurance Group AG	60,956	895,124
Vienna Insurance Group AG Wiener Versicherung Gruppe	18,892	969,026
		1,864,150
TOTAL FINANCIALS		24,657,597

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Oesterreichische Post AG (c)	16,036	554,517
Commercial Services & Supplies - 0.0%
DO & Co AG	3,774	900,471
Construction & Engineering - 0.0%
Porr Ag	9,692	307,774
Machinery - 0.0%
ANDRITZ AG	32,313	2,443,310
Palfinger AG	8,054	301,712
		2,745,022
TOTAL INDUSTRIALS		4,507,784

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
AT&S Austria Technologie & Systemtechnik AG (b)	12,768	474,624
IT Services - 0.0%
Kontron AG (c)	19,893	520,045
Semiconductors & Semiconductor Equipment - 0.0%
ams-OSRAM AG (b)	49,010	675,391
TOTAL INFORMATION TECHNOLOGY		1,670,060

Materials - 0.0%
Chemicals - 0.0%
Lenzing AG (b)(c)	9,270	277,277
Construction Materials - 0.0%
Wienerberger AG	55,049	1,633,260
Metals & Mining - 0.0%
voestalpine AG	52,021	1,851,627
Paper & Forest Products - 0.0%
Mondi PLC	215,800	2,410,287
TOTAL MATERIALS		6,172,451

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG (c)	17,514	486,923
CPI Europe AG (b)(c)	15,768	307,339
CPI Europe AG (b)(d)	23,102	0
S IMMO AG rights (b)(d)	14,648	0
		794,262
Utilities - 0.0%
Electric Utilities - 0.0%
EVN AG	16,251	473,912
Verbund AG Class A	32,112	2,478,081
		2,951,993
TOTAL AUSTRIA		44,559,520
BAILIWICK OF JERSEY - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
JTC PLC (e)(f)	76,209	1,305,510
BELGIUM - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Proximus SADP	71,621	615,440
Entertainment - 0.0%
Kinepolis Group NV	6,992	239,765
TOTAL COMMUNICATION SERVICES		855,205

Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	10,617	1,939,673
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	483,881	29,505,726
Consumer Staples Distribution & Retail - 0.0%
Colruyt Group N.V	15,033	561,420
Food Products - 0.0%
Lotus Bakeries NV	206	1,797,466
Personal Care Products - 0.0%
Ontex Group NV (b)(c)	37,090	271,046
TOTAL CONSUMER STAPLES		32,135,658

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CMB Tech NV (Norway)	141,009	1,322,492
Financials - 0.2%
Banks - 0.2%
KBC Ancora	18,964	1,490,774
KBC Group NV	111,540	13,403,066
		14,893,840
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	38,114	3,349,823
Sofina SA	8,044	2,210,425
		5,560,248
Insurance - 0.0%
Ageas SA/NV	70,510	4,665,090
TOTAL FINANCIALS		25,119,178

Health Care - 0.1%
Biotechnology - 0.0%
Galapagos NV (b)	18,268	581,613
Health Care Providers & Services - 0.0%
Fagron	33,388	792,784
Pharmaceuticals - 0.1%
Financiere de Tubize SA	9,764	2,380,321
UCB SA	62,046	15,912,605
		18,292,926
TOTAL HEALTH CARE		19,667,323

Industrials - 0.0%
Building Products - 0.0%
Recticel SA (c)	29,254	287,966
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	11,300	2,813,388
Deme Group NV	3,836	579,225
		3,392,613
Trading Companies & Distributors - 0.0%
Azelis Group NV	86,872	1,026,363
TOTAL INDUSTRIALS		4,706,942

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Barco NV	37,469	534,675
Semiconductors & Semiconductor Equipment - 0.0%
Melexis NV	10,656	767,665
TOTAL INFORMATION TECHNOLOGY		1,302,340

Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	36,522	1,122,308
Syensqo SA	35,428	2,925,498
Tessenderlo Group SA	12,071	364,537
Umicore SA	99,281	1,892,775
		6,305,118
Metals & Mining - 0.0%
Bekaert SA	17,511	731,672
TOTAL MATERIALS		7,036,790

Real Estate - 0.0%
Health Care REITs - 0.0%
Aedifica SA	22,390	1,633,636
Cofinimmo SA	18,101	1,544,988
		3,178,624
Industrial REITs - 0.0%
Montea NV	9,641	777,889
Warehouses De Pauw CVA	94,586	2,400,721
		3,178,610
Real Estate Management & Development - 0.0%
VGP NV (c)	7,400	854,667
Residential REITs - 0.0%
Xior Student Housing NV (c)(f)	19,192	626,043
Xior Student Housing NV rights (b)(c)(g)	15,974	9,186
		635,229
Retail REITs - 0.0%
Retail Estates NV	6,614	479,525
Specialized REITs - 0.0%
Shurgard Self Storage Ltd	18,762	686,626
TOTAL REAL ESTATE		9,013,281

Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	21,764	2,621,516
TOTAL BELGIUM		105,720,398
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Conduit Holdings Ltd	76,404	340,261
BRAZIL - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	391,080	2,329,056
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	417,200	1,883,621
TOTAL COMMUNICATION SERVICES		4,212,677

Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.0%
Cogna Educacao SA	961,800	668,618
Hotels, Restaurants & Leisure - 0.0%
Smartfit Escola de Ginastica e Danca SA	208,133	974,133
Household Durables - 0.0%
Cury Construtora e Incorporadora SA	86,191	559,766
Cyrela Brazil Realty SA Empreendimentos e Participacoes	140,639	796,526
Direcional Engenharia SA	202,396	638,795
		1,995,087
Specialty Retail - 0.1%
Cosan SA (b)	658,402	752,641
Lojas Renner SA	525,122	1,448,491
Ultrapar Participacoes SA	353,976	1,408,680
Vibra Energia SA	489,991	2,167,639
		5,777,451
Textiles, Apparel & Luxury Goods - 0.0%
Azzas 2154 SA	72,115	384,840
Vivara Participacoes SA	66,827	387,551
		772,391
TOTAL CONSUMER DISCRETIONARY		10,187,680

Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	2,313,922	5,466,584
Consumer Staples Distribution & Retail - 0.0%
Grupo Mateus SA	350,862	419,995
Raia Drogasil SA	631,858	2,348,936
Sendas Distribuidora S/A	688,351	1,100,348
		3,869,279
Food Products - 0.0%
MBRF Global Foods Company SA	328,585	1,091,425
Sao Martinho S/A	99,037	258,456
SLC Agricola SA	131,837	395,760
		1,745,641
Personal Care Products - 0.0%
Natura Cosmeticos SA (b)	446,492	747,757
TOTAL CONSUMER STAPLES		11,829,261

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Brava Energia (b)	184,886	507,238
Karoon Energy Ltd	352,149	369,810
Petroleo Brasileiro SA - Petrobras	2,343,206	12,957,440
Petroleo Brasileiro SA - Petrobras	1,760,299	10,309,951
PRIO SA/Brazil (b)	410,485	2,749,054
		26,893,493
Financials - 0.5%
Banks - 0.4%
Banco Bradesco SA	2,517,005	8,496,140
Banco Bradesco SA	913,021	2,625,384
Banco do Brasil SA	833,966	3,394,800
Banco do Estado do Rio Grande do Sul SA Series B	115,410	294,749
Banco Pan SA	172,421	331,705
Inter & Co Inc Class A (c)	119,729	1,096,718
Itau Unibanco Holding SA	2,619,376	19,202,444
Itausa SA	2,864,155	6,202,178
NU Holdings Ltd/Cayman Islands Class A (b)	1,665,044	26,823,859
		68,467,977
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	2,620,130	6,165,642
Banco BTG Pactual SA unit	576,091	5,227,700
XP Inc Class A	177,453	3,233,193
		14,626,535
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	99,518	954,378
Pluxee NV	45,965	887,441
StoneCo Ltd Class A (b)	108,005	2,053,175
		3,894,994
Insurance - 0.0%
BB Seguridade Participacoes SA	343,217	2,095,685
Caixa Seguridade Participacoes S/A	294,051	818,213
IRB-Brasil Resseguros SA (b)	47,580	436,360
Porto Seguro SA	101,500	906,528
		4,256,786
TOTAL FINANCIALS		91,246,292

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Fleury SA	148,595	401,873
Hapvida Participacoes e Investimentos S/A (b)(e)(f)	160,356	932,339
Odontoprev SA	172,577	408,350
Rede D'Or Sao Luiz SA (e)(f)	389,698	3,139,344
		4,881,906
Pharmaceuticals - 0.0%
Hypera SA	141,113	677,768
TOTAL HEALTH CARE		5,559,674

Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA	347,441	5,617,876
Commercial Services & Supplies - 0.0%
GPS Participacoes e Empreendimentos SA (e)	233,264	824,670
Electrical Equipment - 0.1%
WEG SA	827,945	6,478,961
Ground Transportation - 0.0%
Localiza Rent a Car SA	472,513	3,463,956
Rumo SA	641,244	1,897,528
		5,361,484
Machinery - 0.0%
Marcopolo SA	440,096	645,426
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	527,429	1,556,812
TOTAL INDUSTRIALS		20,485,229

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	268,394	2,213,522
Materials - 0.3%
Chemicals - 0.0%
Unipar Carbocloro SA Series B	31,120	410,695
Yara International ASA	82,321	3,000,510
		3,411,205
Containers & Packaging - 0.0%
Klabin SA unit	438,318	1,469,764
Metals & Mining - 0.3%
Bradespar SA	134,082	462,064
Cia Siderurgica Nacional SA	330,695	580,258
ERO Copper Corp (b)(c)	48,308	1,031,567
Gerdau SA	667,864	2,351,201
Metalurgica Gerdau SA	339,609	700,056
Vale SA	1,777,837	21,565,562
Wheaton Precious Metals Corp	222,675	21,504,637
		48,195,345
Paper & Forest Products - 0.0%
Dexco SA	284,323	283,268
Suzano SA	347,150	3,154,707
		3,437,975
TOTAL MATERIALS		56,514,289

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allos SA	225,249	1,044,613
Iguatemi SA unit	149,542	680,172
Multiplan Empreendimentos Imobiliarios SA	188,282	962,067
		2,686,852
Utilities - 0.2%
Electric Utilities - 0.2%
Alupar Investimento SA unit	112,303	680,087
Centrais Eletricas Brasileiras SA	551,664	5,713,570
Centrais Eletricas Brasileiras SA Series B	162,809	1,797,271
Cia Energetica de Minas Gerais	856,147	1,804,609
Cia Paranaense de Energia - Copel Series B	565,553	1,463,303
CPFL Energia SA	116,371	899,829
Energisa S/A unit	147,073	1,416,889
Equatorial Energia SA	592,382	4,035,502
Transmissora Alianca de Energia Eletrica S/A unit	110,155	780,101
		18,591,161
Independent Power and Renewable Electricity Producers - 0.0%
Auren Energia SA	248,695	508,027
Eneva SA (b)	381,400	1,298,048
Engie Brasil Energia SA	106,865	794,543
Serena Energia SA (b)	141,705	330,559
		2,931,177
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	236,292	5,790,086
Cia de Saneamento de Minas Gerais Copasa MG	94,522	663,944
Cia De Sanena Do Parana unit	118,225	757,702
		7,211,732
TOTAL UTILITIES		28,734,070

TOTAL BRAZIL		260,563,039
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (b)	286,932	3,322,360
CANADA - 7.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BCE Inc (c)	35,751	817,209
Cogeco Communications Inc Subordinate Voting Shares	8,284	377,182
Quebecor Inc Class B	78,233	2,495,558
TELUS Corp	244,668	3,577,869
		7,267,818
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	179,604	7,028,957
TOTAL COMMUNICATION SERVICES		14,296,775

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Linamar Corp	19,676	1,065,482
Magna International Inc	132,662	6,267,288
		7,332,770
Broadline Retail - 0.1%
Canadian Tire Corp Ltd Class A (c)	24,791	2,843,130
Dollarama Inc	135,934	17,669,337
		20,512,467
Hotels, Restaurants & Leisure - 0.1%
Mty Food Group Inc	10,779	260,070
Restaurant Brands International Inc	153,184	10,061,182
		10,321,252
Leisure Products - 0.0%
Spin Master Corp Subordinate Voting Shares (e)(f)	19,195	285,074
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (b)	42,259	2,951,849
Groupe Dynamite Inc Subordinate Voting Shares	8,290	402,575
Pet Valu Holdings Ltd	33,898	841,075
		4,195,499
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (b)	25,125	349,856
Gildan Activewear Inc	71,129	4,147,903
		4,497,759
TOTAL CONSUMER DISCRETIONARY		47,144,821

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	371,640	18,887,383
Empire Co Ltd Class A	61,418	2,086,605
George Weston Ltd	83,423	5,072,413
Loblaw Cos Ltd	290,120	11,529,920
Metro Inc/CN	101,747	6,782,166
North West Co Inc/The	23,975	777,771
		45,136,258
Food Products - 0.0%
Maple Leaf Foods Inc	39,636	761,888
Premium Brands Holdings Corp (c)	22,095	1,523,359
Rogers Sugar Inc	72,300	318,573
Saputo Inc	121,612	2,938,527
Sunopta Inc (b)	46,773	244,154
		5,786,501
Personal Care Products - 0.0%
Jamieson Wellness Inc (e)(f)	25,319	628,575
TOTAL CONSUMER STAPLES		51,551,334

Energy - 1.3%
Energy Equipment & Services - 0.0%
CES Energy Solutions Corp	124,945	856,099
Enerflex Ltd	68,206	858,319
Pason Systems Inc	53,870	458,983
Precision Drilling Corp (b)	7,175	430,434
TerraVest Industries Inc (c)	7,797	754,823
Trican Well Service Ltd	98,568	368,957
		3,727,615
Oil, Gas & Consumable Fuels - 1.3%
Advantage Energy Ltd (b)	90,700	719,754
ARC Resources Ltd	290,777	5,363,375
Athabasca Oil Corp (b)	267,990	1,316,496
Baytex Energy Corp	335,286	810,395
Birchcliff Energy Ltd	148,280	691,420
Cameco Corp	214,079	21,878,781
Canadian Natural Resources Ltd	1,027,431	32,869,294
Cardinal Energy Ltd	80,116	455,831
Cenovus Energy Inc	669,719	11,316,773
Denison Mines Corp (b)	458,084	1,459,938
Enbridge Inc	1,065,407	49,679,241
Freehold Royalties Ltd	81,601	825,581
Gibson Energy Inc	82,010	1,398,067
Headwater Exploration Inc	118,435	624,875
Imperial Oil Ltd	86,539	7,654,032
International Petroleum Corp (Canada) (b)	38,417	610,268
Kelt Exploration Ltd (b)	89,345	424,891
Keyera Corp	114,281	3,374,123
MEG Energy Corp	126,791	2,683,082
Meren Energy Inc	204,804	265,761
NexGen Energy Ltd (b)	275,565	2,693,662
NuVista Energy Ltd (b)	85,021	1,011,123
Paramount Resources Ltd Class A	44,072	722,724
Parex Resources Inc	55,911	715,157
Parkland Corp	66,892	1,905,817
Pembina Pipeline Corp	285,276	10,792,303
Peyto Exploration & Development Corp	102,449	1,492,305
PrairieSky Royalty Ltd	113,415	2,036,141
Secure Waste Infrastructure Corp	94,902	1,184,795
South Bow Corp	101,164	2,624,039
Strathcona Resources Ltd	21,543	568,316
Suncor Energy Inc	599,908	23,888,533
Tamarack Valley Energy Ltd	264,915	1,176,728
TC Energy Corp	508,789	25,531,047
Topaz Energy Corp	66,989	1,189,281
Tourmaline Oil Corp	181,496	7,982,951
Vermilion Energy Inc	83,458	624,202
Whitecap Resources Inc	616,451	4,588,605
		235,149,707
TOTAL ENERGY		238,877,322

Financials - 2.6%
Banks - 1.7%
Bank of Montreal	350,392	43,527,003
Bank of Nova Scotia/The	607,490	39,843,859
Canadian Imperial Bank of Commerce	453,891	37,607,695
EQB Inc	15,190	968,985
Laurentian Bank of Canada	24,335	577,773
National Bank of Canada	190,079	21,236,590
Royal Bank of Canada	688,669	100,888,254
Toronto Dominion Bank	839,717	68,947,139
		313,597,298
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	200,282	10,834,120
Brookfield Corp Class A	1,004,985	46,281,403
Canaccord Genuity Group Inc	44,265	371,150
Defi Technologies Inc (b)	192,556	372,056
IGM Financial Inc	40,837	1,570,822
Onex Corp Subordinate Voting Shares	28,871	2,511,327
Sprott Inc	10,860	891,688
TMX Group Ltd	135,651	5,003,191
		67,835,757
Consumer Finance - 0.0%
goeasy Ltd	6,599	793,499
Propel Holdings Inc	17,061	310,432
		1,103,931
Insurance - 0.5%
Brookfield Wealth Solutions Ltd Class A (c)	15,307	705,788
Definity Financial Corp	48,754	2,268,153
Fairfax Financial Holdings Ltd Subordinate Voting Shares	9,609	15,600,555
Great-West Lifeco Inc	133,049	5,640,507
iA Financial Corp Inc	45,788	5,404,913
Intact Financial Corp	87,178	16,262,080
Manulife Financial Corp	834,476	27,005,715
Power Corp of Canada Subordinate Voting Shares	271,843	12,734,010
Sun Life Financial Inc	275,364	16,748,995
Trisura Group Ltd (b)	26,002	716,536
		103,087,252
TOTAL FINANCIALS		485,624,238

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Andlauer Healthcare Group Inc Subordinate Voting Shares	8,908	345,510
dentalcorp Holdings Ltd Subordinate Voting Shares	62,127	482,824
Extendicare Inc	40,973	469,164
Sienna Senior Living Inc	51,513	702,977
Well Health Technologies Corp (b)	100,296	375,426
		2,375,901
Pharmaceuticals - 0.0%
Cronos Group Inc (b)	106,052	266,190
TOTAL HEALTH CARE		2,642,091

Industrials - 0.8%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (b)	43,261	6,044,603
CAE Inc (b)	150,448	4,224,193
		10,268,796
Air Freight & Logistics - 0.0%
Cargojet Inc	4,077	237,606
Commercial Services & Supplies - 0.1%
BOYD GROUP INC	10,552	1,685,476
Element Fleet Management Corp	194,619	5,249,322
RB Global Inc	90,818	9,010,897
		15,945,695
Construction & Engineering - 0.1%
Aecon Group Inc	33,540	739,408
AtkinsRealis Group Inc	81,979	5,781,286
Badger Infrastructure Solutions Ltd	19,424	1,019,152
Bird Construction Inc	27,165	583,373
Stantec Inc	55,696	6,167,839
WSP Global Inc	63,852	12,207,248
		26,498,306
Electrical Equipment - 0.0%
Hammond Power Solutions Inc Class A	4,457	680,046
Ground Transportation - 0.3%
Canadian National Railway Co	261,512	25,076,289
Canadian Pacific Kansas City Ltd	452,495	32,562,348
Mullen Group Ltd	48,911	491,708
TFI International Inc	39,342	3,535,464
		61,665,809
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A (c)	16,556	603,431
Machinery - 0.0%
ATS Corp (b)	41,061	1,129,467
NFI Group Inc (b)	51,067	522,121
Savaria Corp	44,644	700,591
		2,352,179
Passenger Airlines - 0.0%
Air Canada (b)	73,310	963,842
Exchange Income Corp	15,225	834,116
		1,797,958
Professional Services - 0.1%
Thomson Reuters Corp	77,396	11,855,375
Trading Companies & Distributors - 0.1%
ADENTRA Inc	13,804	346,146
Finning International Inc	66,805	3,612,819
Richelieu Hardware Ltd	29,470	807,901
Russel Metals Inc	31,618	978,601
Toromont Industries Ltd	40,181	4,827,564
		10,573,031
Transportation Infrastructure - 0.0%
Westshore Terminals Investment Corp	17,060	313,577
TOTAL INDUSTRIALS		142,791,809

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	56,614	19,491,071
IT Services - 0.6%
CGI Inc Class A	98,249	8,550,335
Shopify Inc Class A (b)	599,040	104,154,501
		112,704,836
Software - 0.2%
Bitfarms Ltd/Canada (b)(c)	270,044	1,078,212
BlackBerry Ltd (b)	279,563	1,365,375
Computer Modelling Group Ltd	54,373	206,242
Constellation Software Inc/Canada	9,900	26,053,754
Constellation Software Inc/Canada warrants 3/31/2040 (b)(d)	7,284	1
Descartes Systems Group Inc/The (b)	42,949	3,793,157
Docebo Inc (b)	8,382	210,065
Enghouse Systems Ltd	26,113	387,445
Kinaxis Inc (b)	14,383	1,741,691
Lightspeed Commerce Inc Subordinate Voting Shares (b)	69,044	829,483
Open Text Corp	126,672	4,859,877
		40,525,302
TOTAL INFORMATION TECHNOLOGY		172,721,209

Materials - 1.1%
Chemicals - 0.1%
Methanex Corp	27,729	1,091,327
Nutrien Ltd	239,586	13,049,071
		14,140,398
Containers & Packaging - 0.0%
Cascades Inc	60,830	481,852
CCL Industries Inc Class B	75,145	4,191,897
Transcontinental Inc Class A	52,933	743,111
Winpak Ltd	18,462	566,279
		5,983,139
Metals & Mining - 1.0%
Agnico Eagle Mines Ltd/CA	246,719	39,681,205
Alamos Gold Inc Class A	208,671	6,433,235
Allied Gold Corp (b)	39,327	598,366
Altius Minerals Corp	20,514	555,211
B2Gold Corp	633,874	2,774,936
Barrick Mining Corp	838,303	27,518,072
Capstone Copper Corp (b)	289,100	2,580,679
Centerra Gold Inc	106,368	1,246,035
Champion Iron Ltd (c)	198,946	721,144
Collective Mining Ltd (b)	23,544	268,585
Discovery Silver Corp (b)	321,439	1,343,006
DPM Metals Inc	109,433	2,340,729
Endeavour Silver Corp (b)	132,097	1,083,195
Equinox Gold Corp (b)	338,755	3,721,945
First Majestic Silver Corp	217,128	2,772,724
Foran Mining Corp (b)	162,946	435,669
Fortuna Mining Corp (b)	151,891	1,256,139
Franco-Nevada Corp	94,586	17,668,238
G Mining Ventures Corp (b)	78,473	1,544,786
Hudbay Minerals Inc	192,966	3,092,849
K92 Mining Inc (b)	122,673	1,631,208
Kinross Gold Corp	604,716	14,064,267
Labrador Iron Ore Royalty Corp	35,335	729,097
Lithium Americas Corp (b)	103,898	571,439
Lundin Gold Inc	53,907	3,664,777
LunR Royalties Corp (d)	16,778	17,226
Major Drilling Group International Inc (b)	43,229	380,648
Montage Gold Corp (b)	125,247	621,524
New Gold Inc (b)	396,443	2,919,865
NGEx Minerals Ltd (b)	67,112	1,093,372
Novagold Resources Inc (b)	150,434	1,246,332
OR Royalties Inc	92,448	2,966,140
Orla Mining Ltd (b)	149,239	1,539,687
Pan American Silver Corp	208,617	7,347,816
Seabridge Gold Inc (b)	43,139	1,028,002
Skeena Resources Ltd (b)	38,479	622,501
Southern Cross Gold Consolidated Ltd depository receipt	107,177	636,743
Ssr Mining Inc (b)	102,384	2,309,783
Taseko Mines Ltd (b)	155,994	706,258
Teck Resources Ltd Class B	229,516	9,846,335
Torex Gold Resources Inc (b)	44,213	1,826,460
Triple Flag Precious Metals Corp	32,064	890,444
Vizsla Silver Corp (b)	159,620	653,252
Wesdome Gold Mines Ltd (b)	74,963	1,130,952
		176,080,876
Paper & Forest Products - 0.0%
Canfor Corp (b)	36,423	317,602
Interfor Corp (b)	35,665	201,141
Resolute Forest Products Inc rights (b)(d)	19,734	0
Stella-Jones Inc	26,552	1,507,115
West Fraser Timber Co Ltd (c)	27,032	1,649,810
		3,675,668
TOTAL MATERIALS		199,880,081

Real Estate - 0.0%
Diversified REITs - 0.0%
H&R Real Estate Investment Trust unit	63,746	508,586
Industrial REITs - 0.0%
Dream Industrial Real Estate Investment Trust	72,012	620,744
Granite Real Estate Investment Trust	15,087	847,854
		1,468,598
Office REITs - 0.0%
Allied Properties Real Estate Investment Trust	39,035	411,349
Real Estate Management & Development - 0.0%
Altus Group Ltd/Canada (c)	21,692	891,158
Colliers International Group Inc Subordinate Voting Shares	20,451	3,262,566
FirstService Corp Subordinate Voting Shares	19,909	3,169,144
StorageVault Canada Inc	137,527	485,372
		7,808,240
Residential REITs - 0.0%
Boardwalk Real Estate Investment Trust	11,663	537,768
Canadian Apartment Properties REIT	36,880	1,014,197
InterRent Real Estate Investment Trust	34,340	327,595
Killam Apartment Real Estate Investment Trust	30,877	381,518
		2,261,078
Retail REITs - 0.0%
Choice Properties Real Estate Investment Trust	74,335	786,518
Crombie Real Estate Investment Trust	28,201	300,197
CT Real Estate Investment Trust (c)	30,479	354,435
First Capital Real Estate Investment Trust unit	52,718	707,016
Primaris Real Estate Investment Trust	28,400	311,427
RioCan Real Estate Investment Trust	63,956	855,908
SmartCentres Real Estate Investment Trust	36,772	697,398
		4,012,899
TOTAL REAL ESTATE		16,470,750

Utilities - 0.3%
Electric Utilities - 0.2%
Emera Inc (c)	145,609	6,922,540
Fortis Inc/Canada	240,950	12,111,493
Hydro One Ltd (e)(f)	156,652	5,777,768
		24,811,801
Gas Utilities - 0.0%
AltaGas Ltd	145,467	4,269,991
Brookfield Infrastructure Corp	59,985	2,717,940
Superior Plus Corp	119,299	678,768
		7,666,699
Independent Power and Renewable Electricity Producers - 0.1%
Boralex Inc Class A	43,589	875,168
Brookfield Renewable Corp Class A	69,951	3,028,359
Capital Power Corp	77,846	3,940,727
Northland Power Inc	131,014	2,394,131
TransAlta Corp	143,672	2,539,395
		12,777,780
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp	356,169	1,988,381
Atco Ltd/Canada Class I	37,775	1,423,413
Canadian Utilities Ltd Class A	61,379	1,718,988
		5,130,782
TOTAL UTILITIES		50,387,062

TOTAL CANADA		1,422,387,492
CHILE - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Empresa Nacional de Telecomunicaciones SA	105,138	500,486
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	313,316	1,966,224
Specialty Retail - 0.0%
Empresas Copec SA	189,244	1,353,048
TOTAL CONSUMER DISCRETIONARY		3,319,272

Consumer Staples - 0.0%
Beverages - 0.0%
Cia Cervecerias Unidas SA	71,558	455,517
Embotelladora Andina SA Class B	194,982	877,528
Vina Concha y Toro SA	472,381	515,707
		1,848,752
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	625,930	1,941,110
SMU SA	2,063,807	335,009
		2,276,119
TOTAL CONSUMER STAPLES		4,124,871

Financials - 0.0%
Banks - 0.0%
Banco de Chile	22,291,540	3,911,987
Banco de Credito e Inversiones SA	44,145	2,269,190
Banco Itau Chile SA	40,756	740,444
Banco Santander Chile	33,678,135	2,435,774
		9,357,395
Industrials - 0.0%
Marine Transportation - 0.0%
Cia Sud Americana DE Vapores SA	8,255,775	410,796
Passenger Airlines - 0.0%
Latam Airlines Group SA	156,012,308	3,555,402
TOTAL INDUSTRIALS		3,966,198

Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B (b)	71,703	3,455,179
Metals & Mining - 0.2%
Antofagasta PLC	193,475	7,091,291
Lundin Mining Corp	339,205	5,456,108
		12,547,399
Paper & Forest Products - 0.0%
Empresas Cmpc SA	583,014	841,228
TOTAL MATERIALS		16,843,806

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	358,426	1,000,117
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	11,005,324	1,039,174
Enel Chile SA	14,059,845	1,074,011
		2,113,185
Independent Power and Renewable Electricity Producers - 0.0%
Colbun SA	4,335,401	651,771
Water Utilities - 0.0%
Aguas Andinas SA Class A	1,409,853	536,987
TOTAL UTILITIES		3,301,943

TOTAL CHILE		42,414,088
CHINA - 8.4%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (e)(f)	2,223,661	3,213,635
CITIC Telecom International Holdings Ltd	995,702	316,501
		3,530,136
Entertainment - 0.2%
Beijing Enlight Media Co Ltd A Shares (China)	96,400	228,221
China Ruyi Holdings Ltd (b)(c)	4,488,452	1,600,017
Giant Network Group Co Ltd A Shares (China)	65,700	323,912
iQIYI Inc Class A ADR (b)(c)	239,581	553,432
Kingsoft Corp Ltd	486,090	2,118,126
Maoyan Entertainment (c)(e)(f)	334,120	285,508
NetDragon Websoft Holdings Ltd	195,026	304,691
NetEase Cloud Music Inc (b)(e)(f)	43,776	1,356,566
Netease Inc	855,572	24,007,981
Tencent Music Entertainment Group Class A ADR	283,220	6,321,470
XD Inc (f)	146,832	1,274,532
		38,374,456
Interactive Media & Services - 1.6%
Autohome Inc Class A ADR	35,641	898,153
Baidu Inc A Shares (b)	1,096,824	16,601,790
Bilibili Inc Z Shares (b)(c)	117,321	3,543,446
Hello Group Inc Class A ADR	69,862	474,363
JOYY Inc Class A ADR	14,732	873,755
Kuaishou Technology B Shares (e)(f)	1,323,194	12,319,988
Meitu Inc (e)(f)	1,675,659	1,858,836
Newborn Town Inc (b)(f)	284,000	386,680
Tencent Holdings Ltd	3,148,110	255,713,933
Weibo Corp Class A ADR (c)	49,001	533,131
		293,204,075
Media - 0.0%
China Literature Ltd (b)(c)(e)(f)	200,288	1,076,891
Focus Media Information Technology Co Ltd A Shares (China)	517,145	563,109
Mobvista Inc (b)(e)(f)	265,000	608,400
Xinhua Winshare Publishing and Media Co Ltd H Shares	196,880	264,008
		2,512,408
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	927,058	705,967
TOTAL COMMUNICATION SERVICES		338,327,042

Consumer Discretionary - 2.6%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd H Shares (e)(f)	363,782	3,246,653
Huayu Automotive Systems Co Ltd A Shares (China)	118,177	339,053
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	19,532	325,140
Minth Group Ltd	373,899	1,657,165
Nexteer Automotive Group Ltd	446,137	386,969
Ningbo Tuopu Group Co Ltd A Shares (China)	53,947	559,222
Sailun Group Co Ltd A Shares (China)	140,221	302,413
Tianneng Power International Ltd (c)	348,446	386,537
		7,203,152
Automobiles - 0.3%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China) (b)	66,700	477,285
BAIC Motor Corp Ltd H Shares (b)(e)(f)	1,035,659	267,892
Brilliance China Automotive Holdings Ltd	1,615,117	793,991
BYD Co Ltd A Shares (China)	142,860	2,023,050
BYD Co Ltd H Shares	1,826,638	23,648,234
Chongqing Changan Automobile Co Ltd A Shares (China)	260,703	453,833
Geely Automobile Holdings Ltd	2,995,573	7,093,262
Great Wall Motor Co Ltd A Shares (China)	159,981	512,261
Great Wall Motor Co Ltd H Shares	1,016,402	1,979,031
Guangzhou Automobile Group Company Ltd A Shares (China)	265,253	291,438
Li Auto Inc A Shares (b)(c)	618,562	6,418,862
NIO Inc A Shares (b)(c)	913,347	6,603,982
SAIC Motor Corp Ltd A Shares (China)	227,457	531,460
Seres Group Co Ltd A Shares (China)	46,683	1,017,891
XPeng Inc A Shares (b)	617,495	7,193,918
Yadea Group Holdings Ltd (e)(f)	638,197	997,882
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(e)(f)	255,562	1,917,402
		62,221,674
Broadline Retail - 1.7%
Alibaba Group Holding Ltd	8,433,146	179,446,799
JD.com Inc A Shares	1,201,785	19,841,457
MINISO Group Holding Ltd A Shares	256,716	1,372,579
PDD Holdings Inc Class A ADR (b)	348,613	47,017,435
Prosus NV Class N	640,965	44,276,782
Vipshop Holdings Ltd Class A ADR	166,448	2,911,176
		294,866,228
Distributors - 0.0%
China Tobacco International HK Co Ltd (f)	100,940	491,804
Zhejiang China Commodities City Group Co Ltd A Shares (China)	172,100	445,641
		937,445
Diversified Consumer Services - 0.0%
China East Education Holdings Ltd (e)(f)	318,000	267,641
Fu Shou Yuan International Group Ltd (c)	1,076,618	407,340
New Oriental Education & Technology Group Inc (b)	613,516	3,668,675
TAL Education Group Class A ADR (b)	211,546	2,593,554
Tianli International Holdings Ltd (f)	735,659	227,215
		7,164,425
Hotels, Restaurants & Leisure - 0.4%
Atour Lifestyle Holdings Ltd ADR	16,649	648,645
DPC Dash Ltd (b)(c)	43,900	498,289
H World Group Ltd ADR	100,332	3,872,815
Haidilao International Holding Ltd (c)(e)(f)	862,995	1,421,564
Meituan B Shares (b)(e)(f)	2,447,015	32,209,459
Tongcheng Travel Holdings Ltd (f)	654,701	1,803,039
TravelSky Technology Ltd H Shares	533,093	702,508
Trip.com Group Ltd	304,934	21,458,641
Yum China Holdings Inc (Hong Kong)	183,333	7,894,322
		70,509,282
Household Durables - 0.0%
Gree Electric Appliances Inc of Zhuhai A Shares (China)	89,149	497,889
Haier Smart Home Co Ltd A Shares (China)	368,548	1,388,255
Haier Smart Home Co Ltd H Shares	1,038,927	3,374,603
Midea Group Co Ltd A Shares (China)	112,429	1,206,842
Midea Group Co Ltd H Shares	169,700	1,834,465
Sichuan Changhong Electric Co Ltd A Shares (China)	174,600	249,729
TCL Electronics Holdings Ltd	499,864	593,748
		9,145,531
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp Ltd A Shares (China)	65,850	703,798
Chow Tai Fook Jewellery Group Ltd (c)	961,867	1,883,987
Pop Mart International Group Ltd (e)(f)	264,977	7,556,596
Topsports International Holdings Ltd (e)(f)	1,274,869	505,317
XXF Group Holdings Ltd (b)(c)	422,500	517,077
Zhongsheng Group Holdings Ltd	396,998	627,386
		11,794,161
Textiles, Apparel & Luxury Goods - 0.1%
361 Degrees International Ltd	507,580	384,087
ANTA Sports Products Ltd	627,139	6,537,280
Bosideng International Holdings Ltd	2,449,147	1,500,272
Laopu Gold Co Ltd H Shares (c)	14,100	1,242,055
Li Ning Co Ltd	1,155,084	2,509,194
Shenzhou International Group Holdings Ltd	421,871	3,642,927
Xtep International Holdings Ltd	793,451	574,879
		16,390,694
TOTAL CONSUMER DISCRETIONARY		480,232,592

Consumer Staples - 0.3%
Beverages - 0.2%
Anhui Gujing Distillery Co Ltd B Shares	115,437	1,458,830
China Resources Beer Holdings Co Ltd	830,895	2,844,304
Eastroc Beverage Group Co Ltd A Shares (China)	15,959	627,830
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	47,432	258,705
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	49,592	493,314
Kweichow Moutai Co Ltd A Shares (China)	34,562	6,944,110
Luzhou Laojiao Co Ltd A Shares (China)	43,657	825,247
Nongfu Spring Co Ltd H Shares (e)(f)	991,520	6,584,146
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	35,915	961,279
Tsingtao Brewery Co Ltd H Shares	335,528	2,266,921
Wuliangye Yibin Co Ltd A Shares (China)	107,031	1,789,364
Yantai Changyu Pioneer Wine Co Ltd B Shares	419,113	458,996
		25,513,046
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)	2,851,800	2,128,606
East Buy Holding Ltd (b)(c)(e)(f)	202,383	569,862
JD Health International Inc (b)(e)(f)	557,029	4,351,257
Ping An Healthcare and Technology Co Ltd (c)(e)(f)	426,252	753,705
Sun Art Retail Group Ltd	1,417,015	344,655
		8,148,085
Food Products - 0.1%
Angel Yeast Co Ltd A Shares (China)	49,500	269,985
China Feihe Ltd (e)(f)	1,903,704	1,016,707
China Mengniu Dairy Co Ltd	1,632,390	2,970,446
China Youran Dairy Group Ltd (b)(e)(f)	582,000	242,670
COFCO Joycome Foods Ltd (b)(c)(f)	1,718,434	367,104
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	131,081	701,871
Guangdong Haid Group Co Ltd A Shares (China)	58,322	478,464
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	105,311	380,856
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	179,701	692,051
Muyuan Foods Co Ltd A Shares (China)	160,616	1,135,103
New Hope Liuhe Co Ltd A Shares (China)	205,473	280,896
Tingyi Cayman Islands Holding Corp	1,044,143	1,432,404
Want Want China Holdings Ltd	2,485,694	1,605,830
Wens Foodstuff Group Co Ltd A Shares (China)	216,389	551,811
Wilmar International Ltd	937,177	2,253,661
Yihai International Holding Ltd	318,474	488,538
Yihai Kerry Arawana Holdings Co Ltd A Shares (China)	59,600	269,135
		15,137,532
Household Products - 0.0%
Blue Moon Group Holdings Ltd (c)(e)(f)	616,500	235,634
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (c)(e)(f)	181,261	867,752
Hengan International Group Co Ltd	324,054	1,135,151
Shanghai Chicmax Cosmetic Co Ltd H Shares	35,000	386,009
		2,388,912
Tobacco - 0.0%
RLX Technology Inc ADR	154,653	377,353
Smoore International Holdings Ltd (c)(e)(f)	932,794	1,571,353
		1,948,706
TOTAL CONSUMER STAPLES		53,371,915

Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	900,652	877,407
Oil, Gas & Consumable Fuels - 0.2%
Cgn Mining Co Ltd (c)	1,337,041	672,775
China Coal Energy Co Ltd H Shares	942,363	1,327,947
China Merchants Energy Shipping Co Ltd A Shares (China)	325,311	423,242
China Petroleum & Chemical Corp A Shares (China)	1,181,210	907,806
China Petroleum & Chemical Corp H Shares	10,736,351	5,706,305
China Shenhua Energy Co Ltd A Shares (China)	434,183	2,593,239
China Shenhua Energy Co Ltd H Shares	1,401,543	7,297,608
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	226,477	429,254
Inner Mongolia Yitai Coal Co Ltd B Shares	861,916	1,681,598
Kinetic Development Group Ltd	1,438,000	270,183
PetroChina Co Ltd H Shares	11,011,426	11,364,915
Shaanxi Coal Industry Co Ltd A Shares (China)	288,126	918,940
Sinopec Kantons Holdings Ltd (c)	582,678	301,441
Yankuang Energy Group Co Ltd H Shares (c)	1,868,664	2,565,925
		36,461,178
TOTAL ENERGY		37,338,585

Financials - 1.4%
Banks - 0.9%
Agricultural Bank of China Ltd A Shares (China)	3,171,669	3,547,150
Agricultural Bank of China Ltd H Shares	12,487,297	9,513,458
Bank of Beijing Co Ltd A Shares (China)	664,586	521,965
Bank of Changsha Co Ltd A Shares (China)	242,300	325,795
Bank of Chengdu Co Ltd A Shares (China)	166,656	393,611
Bank of China Ltd A Shares (China)	3,986,380	3,142,101
Bank of China Ltd H Shares	30,705,565	17,386,734
Bank of Communications Co Ltd A Shares (China)	1,467,829	1,480,739
Bank of Communications Co Ltd H Shares	4,390,020	3,898,197
Bank of Hangzhou Co Ltd A Shares (China)	255,584	563,783
Bank of Jiangsu Co Ltd A Shares (China)	557,309	844,099
Bank of Nanjing Co Ltd A Shares (China)	407,042	646,816
Bank of Ningbo Co Ltd A Shares (China)	202,871	807,790
Bank of Shanghai Co Ltd A Shares (China)	438,237	584,324
Bank of Suzhou Co Ltd A Shares (China)	265,000	307,914
BOC Hong Kong Holdings Ltd	1,811,785	8,902,066
China CITIC Bank Corp Ltd A Shares (China)	340,400	370,177
China CITIC Bank Corp Ltd H Shares	4,053,533	3,865,451
China Construction Bank Corp A Shares (China)	3,243,986	4,161,294
China Construction Bank Corp H Shares	43,854,821	43,418,102
China Everbright Bank Co Ltd A Shares (China)	988,370	463,815
China Everbright Bank Co Ltd H Shares	1,945,201	798,552
China Merchants Bank Co Ltd A Shares (China)	535,906	3,078,820
China Merchants Bank Co Ltd H Shares	1,963,142	12,288,349
China Minsheng Banking Corp Ltd A Shares (China)	1,439,748	790,937
China Minsheng Banking Corp Ltd H Shares	2,791,458	1,429,758
China Zheshang Bank Co Ltd A Shares (China)	915,081	384,423
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	1,283,712	1,248,108
CNPC Capital Co Ltd A Shares (China)	280,017	411,917
Huaxia Bank Co Ltd A Shares (China)	393,671	376,668
Industrial & Commercial Bank of China Ltd A Shares (China)	4,516,453	4,936,916
Industrial & Commercial Bank of China Ltd H Shares	27,963,776	21,664,095
Industrial Bank Co Ltd A Shares (China)	599,260	1,703,295
Ping An Bank Co Ltd A Shares (China)	564,231	897,392
Postal Savings Bank of China Co Ltd A Shares (China)	357,900	289,140
Postal Savings Bank of China Co Ltd H Shares (e)(f)	4,981,705	3,513,232
Shanghai Pudong Development Bank Co Ltd A Shares (China)	863,812	1,394,498
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	343,973	412,242
		160,763,723
Capital Markets - 0.2%
Beijing Compass Technology Development Co Ltd A Shares (China)	18,000	365,038
Caitong Securities Co Ltd A Shares (China)	309,600	374,092
China CITIC Financial Asset Management Co Ltd H Shares (b)(e)(f)	7,255,000	961,663
China Everbright Ltd (c)	468,326	608,720
China Galaxy Securities Co Ltd H Shares	2,119,313	3,049,195
China International Capital Corp Ltd H Shares (e)(f)	996,441	2,710,846
China Merchants Securities Co Ltd A Shares (China)	238,139	579,839
CITIC Securities Co Ltd H Shares	1,198,591	4,562,653
CSC Financial Co Ltd A Shares (China)	128,368	472,358
Dongxing Securities Co Ltd A Shares (China)	195,600	348,195
East Money Information Co Ltd A Shares (China)	454,468	1,628,254
Everbright Securities Co Ltd A Shares (China)	159,758	417,722
Founder Securities Co Ltd A Shares (China)	360,350	416,680
GF Securities Co Ltd H Shares	240,028	579,795
Guosen Securities Co Ltd A Shares (China)	238,748	470,962
Guotai Haitong Securities Co Ltd A Shares (China)	204,464	556,735
Guotai Haitong Securities Co Ltd H Shares (e)(f)	1,267,601	2,427,358
Guoyuan Securities Co Ltd A Shares (China)	307,000	377,851
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	16,229	828,301
Huatai Securities Co Ltd H Shares (e)(f)	918,137	2,308,768
Industrial Securities Co Ltd A Shares (China)	433,085	418,640
JF SmartInvest Holdings Ltd (c)	54,500	387,505
Nanjing Securities Co Ltd A Shares (China)	348,100	414,253
Noah Holdings Ltd Class A ADR	24,444	275,972
Orient Securities Co Ltd/China A Shares (China)	289,621	443,136
OSL Group Ltd (b)(c)	221,000	500,557
SDIC Capital Co Ltd A Shares (China)	286,406	315,483
Shenwan Hongyuan Group Co Ltd A Shares (China)	741,313	569,728
Up Fintech Holding Ltd ADR (b)	48,886	526,991
Zheshang Securities Co Ltd A Shares (China)	256,778	419,221
Zhongtai Securities Co Ltd A Shares (China)	384,225	376,808
		28,693,319
Consumer Finance - 0.0%
FinVolution Group Class A ADR	54,080	330,429
Lufax Holding Ltd ADR (b)	129,508	404,065
Qfin Holdings Inc Class A ADR	49,326	1,191,223
Yixin Group Ltd (c)(e)(f)	854,000	248,378
		2,174,095
Financial Services - 0.0%
Far East Horizon Ltd	1,145,866	1,029,289
SY Holdings Group Ltd (f)	233,000	338,231
		1,367,520
Insurance - 0.3%
China Life Insurance Co Ltd H Shares	3,783,131	11,937,684
China Pacific Insurance Group Co Ltd H Shares	1,536,253	6,227,612
China Taiping Insurance Holdings Co Ltd	710,294	1,616,102
New China Life Insurance Co Ltd H Shares	541,093	3,419,020
People's Insurance Co Group of China Ltd/The H Shares	4,584,038	4,117,673
PICC Property & Casualty Co Ltd H Shares	3,410,167	8,057,430
Ping An Insurance Group Co of China Ltd A Shares (China)	489,366	3,976,176
Ping An Insurance Group Co of China Ltd H Shares	3,089,547	22,319,912
ZhongAn Online P&C Insurance Co Ltd H Shares (b)(e)(f)	471,936	1,016,686
		62,688,295
TOTAL FINANCIALS		255,686,952

Health Care - 0.4%
Biotechnology - 0.2%
3SBio Inc (e)(f)	895,973	3,551,353
Abbisko Cayman Ltd (b)	231,000	432,834
Akeso Inc (b)(e)(f)	311,792	4,550,156
Alphamab Oncology (b)(c)(e)(f)	242,000	358,147
Ascentage Pharma Group International (b)(e)(f)	132,878	1,137,164
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China) (b)	40,552	321,173
CanSino Biologics Inc H Shares (b)(e)(f)	47,000	279,803
CARsgen Therapeutics Holdings Ltd (b)(e)(f)	170,500	361,601
CStone Pharmaceuticals (b)(c)(e)(f)	468,000	377,024
Duality Biotherapeutics Inc (c)	9,100	367,722
Everest Medicines Ltd (b)(c)(e)(f)	119,019	750,211
HBM Holdings Ltd (b)(e)(f)	283,000	490,571
Imeik Technology Development Co Ltd A Shares (China)	11,810	265,639
InnoCare Pharma Ltd H Shares (b)(e)(f)	397,000	728,037
Innovent Biologics Inc (b)(e)(f)	719,497	8,055,574
Keymed Biosciences Inc (b)(e)(f)	101,684	788,421
Lepu Biopharma Co Ltd H Shares (b)(c)(e)(f)	389,000	317,886
Remegen Co Ltd H Shares (b)(c)(e)(f)	91,000	1,053,979
Shanghai Henlius Biotech Inc H Shares (b)(e)(f)	32,400	291,246
Shanghai RAAS Blood Products Co Ltd A Shares (China)	289,301	273,961
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (b)	25,500	1,470,166
Zai Lab Ltd (b)(c)	516,127	1,346,779
		27,569,447
Health Care Equipment & Supplies - 0.0%
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	62,600	316,896
Lifetech Scientific Corp (b)(c)	1,623,222	419,877
Microport Scientific Corp (b)(c)	454,193	707,836
Shandong Weigao Group Medical Polymer Co Ltd H Shares	1,287,623	899,781
Shanghai Conant Optical Co Ltd H Shares	94,000	544,605
Shanghai MicroPort MedBot Group Co Ltd H Shares (b)	177,264	625,513
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	26,970	530,200
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	35,664	1,077,526
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	34,058	291,896
		5,414,130
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	308,172	530,405
China Resources Medical Holdings Co Ltd (c)	539,132	234,509
Genertec Universal Medical Group Co Ltd (e)(f)	600,313	478,208
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	63,149	233,879
Huadong Medicine Co Ltd A Shares (China)	59,211	345,912
Hygeia Healthcare Holdings Co Ltd (b)(c)(e)(f)	197,231	331,995
Jinxin Fertility Group Ltd (b)(c)(e)(f)	1,148,955	363,736
New Horizon Health Ltd (b)(d)(e)(f)	117,000	170,322
Shanghai Pharmaceuticals Holding Co Ltd H Shares	223,777	337,226
Sinopharm Group Co Ltd H Shares	696,999	1,737,441
		4,763,633
Health Care Technology - 0.0%
Yidu Tech Inc (b)(c)(e)(f)	398,900	292,095
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)	616,993	1,278,363
Pharmaron Beijing Co Ltd A Shares (China)	76,500	360,176
Wuxi Apptec Co Ltd H Shares (c)(e)(f)	246,909	3,450,762
Wuxi Biologics Cayman Inc (b)(e)(f)	1,712,006	7,975,577
WuXi XDC Cayman Inc (b)	153,000	1,478,698
XtalPi Holdings Ltd (b)	717,000	1,048,204
		15,591,780
Pharmaceuticals - 0.1%
Beijing Tong Ren Tang Chinese Medicine CO Ltd (c)	210,000	233,227
Beijing Tong Ren Tang Co Ltd A Shares (China)	49,138	233,974
China Medical System Holdings Ltd	613,043	1,059,535
China Resources Pharmaceutical Group Ltd (c)(e)(f)	1,089,989	698,554
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	58,282	236,079
China Traditional Chinese Medicine Holdings Co Ltd	1,906,104	573,998
Consun Pharmaceutical Group Ltd	250,000	483,557
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	44,400	220,833
CSPC Pharmaceutical Group Ltd	4,007,916	3,945,738
Hansoh Pharmaceutical Group Co Ltd (e)(f)	580,552	2,662,730
HUTCHMED China Ltd (b)(c)	306,188	916,529
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	180,415	1,626,103
Luye Pharma Group Ltd (b)(e)(f)	1,110,369	448,689
Ocumension Therapeutics H Shares (b)(c)(e)(f)	159,500	171,394
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares (c)	128,556	394,078
Sichuan Biokin Pharmaceutical Co Ltd A Shares (China) (b)	6,707	351,473
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	54,300	267,022
Sihuan Pharmaceutical Holdings Group Ltd	2,178,000	414,828
Simcere Pharmaceutical Group Ltd (e)(f)	322,861	513,549
Sino Biopharmaceutical Ltd	5,130,352	4,667,828
Sunshine Lake Pharma Co Ltd H Shares	38,940	229,514
Tong Ren Tang Technologies Co Ltd H Shares	462,961	276,446
Yunnan Baiyao Group Co Ltd A Shares (China)	62,675	498,941
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	18,065	452,120
		21,576,739
TOTAL HEALTH CARE		75,207,824

Industrials - 0.4%
Aerospace & Defense - 0.0%
AECC Aviation Power Co Ltd A Shares (China)	86,935	477,340
AviChina Industry & Technology Co Ltd H Shares (c)	1,493,743	761,236
Kuang-Chi Technologies Co Ltd A Shares (China) (b)	63,600	407,117
		1,645,693
Air Freight & Logistics - 0.0%
Hangzhou SF Intra-City Industrial Co Ltd H Shares (b)(c)(e)(f)	132,600	213,476
JD Logistics Inc (b)(e)(f)	988,887	1,611,123
KLN Logistics Group Ltd	219,382	202,709
SF Holding Co Ltd A Shares (China)	139,224	788,898
YTO Express Group Co Ltd A Shares (China)	147,737	355,363
ZTO Express Cayman Inc A Shares	209,507	3,865,153
		7,036,722
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	77,554	259,007
China Lesso Group Holdings Ltd	582,452	333,556
Xinyi Glass Holdings Ltd (c)	897,611	1,050,027
		1,642,590
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	1,944,383	1,203,580
CT Environmental Group Ltd (b)(d)	26,000	0
Tuhu Car Inc A Shares (b)(c)(e)(f)	111,800	254,374
		1,457,954
Construction & Engineering - 0.0%
China Communications Services Corp Ltd H Shares	1,294,023	776,026
China Conch Venture Holdings Ltd	734,673	918,985
China Energy Engineering Corp Ltd A Shares (China)	1,179,189	399,281
China National Chemical Engineering Co Ltd A Shares (China)	318,892	346,339
China Railway Group Ltd A Shares (China)	380,666	300,579
China Railway Group Ltd H Shares	2,390,411	1,212,041
China State Construction Engineering Corp Ltd A Shares (China)	1,164,897	888,722
China State Construction International Holdings Ltd	658,118	748,694
Metallurgical Corp of China Ltd A Shares (China)	698,607	342,560
Power Construction Corp of China Ltd A Shares (China)	586,241	464,552
Sinopec Engineering Group Co Ltd H Shares	823,126	775,400
		7,173,179
Electrical Equipment - 0.2%
Contemporary Amperex Technology Co Ltd A Shares (China)	162,030	8,850,480
Contemporary Amperex Technology Co Ltd H Shares (c)	9,600	689,990
Dongfang Electric Corp Ltd A Shares (China)	116,822	342,551
Eve Energy Co Ltd A Shares (China)	65,738	768,270
Hangzhou Steam Turbine Power Group Co Ltd B Shares	597,147	934,465
Harbin Electric Co Ltd H Shares	342,000	562,037
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	141,166	336,185
JL Mag Rare-Earth Co Ltd H Shares (c)(f)	83,200	245,192
NARI Technology Co Ltd A Shares (China)	230,578	784,964
Ningbo Deye Technology Co Ltd A Shares (China)	33,620	351,816
Shanghai Electric Group Co Ltd A Shares (China) (b)	385,528	504,295
Sungrow Power Supply Co Ltd A Shares (China)	60,306	1,608,184
TBEA Co Ltd A Shares (China)	175,038	481,530
Zhejiang Chint Electrics Co Ltd A Shares (China)	94,315	380,181
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	65,300	594,612
		17,434,752
Ground Transportation - 0.0%
ANE Cayman Inc (c)	399,559	589,783
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	1,488,866	1,085,680
Daqin Railway Co Ltd A Shares (China)	825,825	664,846
		2,340,309
Industrial Conglomerates - 0.0%
CITIC Ltd	2,029,668	3,139,625
Fosun International Ltd	1,268,466	804,774
Shanghai Industrial Holdings Ltd	273,418	479,943
		4,424,342
Machinery - 0.2%
Airtac International Group	70,359	2,082,561
China CSSC Holdings Ltd A Shares (China)	216,797	1,093,519
CIMC Enric Holdings Ltd	393,722	380,014
CRRC Corp Ltd A Shares (China)	2,086,585	2,248,589
Haitian International Holdings Ltd	339,880	929,027
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	41,250	556,847
Lonking Holdings Ltd	1,181,000	471,151
Sany Heavy Equipment International Holdings Co Ltd (c)	588,081	554,740
Sany Heavy Industry Co Ltd A Shares (China)	251,270	781,622
Shenzhen Inovance Technology Co Ltd A Shares (China)	39,700	429,553
Sinotruk Hong Kong Ltd	344,885	1,152,198
UBTech Robotics Corp Ltd H Shares (b)	66,050	1,170,456
Weichai Power Co Ltd H Shares	1,163,686	2,403,583
XCMG Construction Machinery Co Ltd A Shares (China)	376,897	563,434
Yangzijiang Shipbuildling (Holdings) Ltd	1,301,909	3,520,836
Yutong Bus Co Ltd A Shares (China)	79,000	358,848
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	58,900	413,195
Zhuzhou CRRC Times Electric Co Ltd H Shares	251,448	1,282,068
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	273,894	314,399
		20,706,640
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares (c)	1,746,311	3,031,669
SITC International Holdings Co Ltd	682,408	2,513,402
		5,545,071
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (b)	425,420	469,807
China Eastern Airlines Corp Ltd A Shares (China) (b)	611,797	412,598
China Southern Airlines Co Ltd A Shares (China) (b)	410,482	384,679
Hainan Airlines Holding Co Ltd A Shares (China) (b)	1,720,443	427,851
Spring Airlines Co Ltd A Shares (China)	39,703	298,885
		1,993,820
Professional Services - 0.0%
Kanzhun Ltd ADR	184,873	4,096,786
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (e)(f)	112,386	984,935
Deep Source Holdings Ltd (b)(c)	2,690,000	263,095
		1,248,030
Transportation Infrastructure - 0.0%
Anhui Expressway Co Ltd H Shares (c)	218,849	346,979
Beijing Capital International Airport Co Ltd H Shares (b)	1,274,973	457,776
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	196,100	282,686
China Merchants Port Holdings Co Ltd	628,517	1,216,503
COSCO SHIPPING Ports Ltd	712,036	525,055
Jiangsu Expressway Co Ltd H Shares	651,452	793,089
Shanghai International Airport Co Ltd A Shares (China)	56,577	256,677
Shenzhen International Holdings Ltd	900,774	933,168
Yuexiu Transport Infrastructure Ltd	576,773	315,458
Zhejiang Expressway Co Ltd H Shares	911,998	889,634
		6,017,025
TOTAL INDUSTRIALS		82,762,913

Information Technology - 0.7%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	408,339	1,920,161
Suzhou TFC Optical Communication Co Ltd A Shares (China)	23,300	517,272
Yangtze Optical Fibre & Cable Joint Stock Ltd Co H Shares (c)(e)(f)	128,000	590,043
Yealink Network Technology Corp Ltd A Shares (China)	64,500	326,243
Zhongji Innolight Co Ltd A Shares (China)	32,404	2,153,513
ZTE Corp H Shares (c)	579,974	2,455,572
		7,962,804
Electronic Equipment, Instruments & Components - 0.1%
Aac Technologies Holdings Inc	398,076	2,049,152
Avary Holding Shenzhen Co Ltd A Shares (China)	71,300	526,430
BOE Technology Group Co Ltd A Shares (China)	1,106,168	630,995
Chaozhou Three-Circle Group Co Ltd A Shares (China)	70,957	495,385
Eoptolink Technology Inc Ltd A Shares (China)	28,800	1,393,223
FIH Mobile Ltd (b)	154,000	368,028
Foxconn Industrial Internet Co Ltd A Shares (China)	398,647	4,032,735
GoerTek Inc A Shares (China)	104,401	481,858
Kingboard Holdings Ltd	310,852	1,113,707
Lens Technology Co Ltd A Shares (China)	147,746	610,920
Lingyi iTech Guangdong Co A Shares (China)	216,600	475,659
Luxshare Precision Industry Co Ltd A Shares (China)	207,719	1,838,634
Q Technology Group Co Ltd (f)	247,000	444,696
RoboSense Technology Co Ltd H Shares (b)	138,900	622,771
Shengyi Technology Co Ltd A Shares (China)	78,517	709,338
Shennan Circuits Co Ltd A Shares (China)	21,120	636,443
Sunny Optical Technology Group Co Ltd	358,923	3,473,501
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	58,300	561,097
TCL Technology Group Corp A Shares (China)	726,616	440,008
Unisplendour Corp Ltd A Shares (China)	97,840	372,258
Victory Giant Technology Huizhou Co Ltd A Shares (China)	25,400	1,049,203
VSTECS Holdings Ltd	331,433	411,170
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	65,095	648,993
Zhejiang Dahua Technology Co Ltd A Shares (China)	118,919	341,683
		23,727,887
IT Services - 0.0%
Chinasoft International Ltd (c)	1,288,507	965,068
GDS Holdings Ltd A Shares (b)	511,552	2,279,197
Isoftstone Information Technology Group Co Ltd A Shares (China)	35,500	265,400
Kingsoft Cloud Holdings Ltd (b)(c)	1,110,991	933,199
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	43,700	310,248
Vnet Group Inc Class A ADR (b)	70,604	734,282
		5,487,394
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	20,592	808,242
Cambricon Technologies Corp Ltd A Shares (China) (b)	12,702	2,453,881
China Resources Microelectronics Ltd A Shares (China)	58,422	416,491
Daqo New Energy Corp ADR (b)	24,118	787,694
GCL Technology Holdings Ltd (b)(c)	11,145,364	1,950,659
Gigadevice Semiconductor Inc A Shares (China)	19,990	617,894
Hua Hong Semiconductor Ltd (b)(c)(e)(f)	360,232	3,697,100
Hygon Information Technology Co Ltd A Shares (China)	71,643	2,308,412
JCET Group Co Ltd A Shares (China)	61,075	343,415
Jinko Solar Co Ltd A Shares (China) (b)	377,962	308,534
JinkoSolar Holding Co Ltd ADR	17,071	428,653
LONGi Green Energy Technology Co Ltd A Shares (China) (b)	233,777	693,376
Montage Technology Co Ltd A Shares (China)	34,721	664,916
National Silicon Industry Group Co Ltd A Shares (China) (b)	101,559	326,192
NAURA Technology Group Co Ltd A Shares (China)	21,034	1,202,952
OmniVision Integrated Circuits Group Inc A Shares (China)	35,273	647,783
Rockchip Electronics Co Ltd A Shares (China)	12,700	323,772
Sanan Optoelectronics CO Ltd A Shares (China)	180,185	351,135
Silergy Corp	162,962	1,178,083
Tongwei Co Ltd A Shares (China) (b)	145,746	507,431
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	25,400	291,707
Verisilicon Microelectronics Shanghai Co Ltd A Shares (China) (b)	15,295	342,759
Xinyi Solar Holdings Ltd (c)	2,286,914	1,053,613
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	52,200	286,030
		21,990,724
Software - 0.1%
360 Security Technology Inc A Shares (China)	265,393	446,336
AsiaInfo Technologies Ltd (c)(e)(f)	208,400	241,909
Beijing Fourth Paradigm Technology Co Ltd H Shares (b)	67,700	485,715
Beijing Kingsoft Office Software Inc A Shares (China)	14,565	734,635
Empyrean Technology Co Ltd A Shares (China)	16,600	282,466
Horizon Robotics A Shares (b)(c)	2,419,800	2,740,377
Hundsun Technologies Inc A Shares (China)	78,800	348,308
Iflytek Co Ltd A Shares (China)	81,938	640,087
Inspur Digital Enterprise Technology Ltd	294,000	297,763
Kingdee International Software Group Co Ltd (b)	1,515,041	2,858,293
Shanghai Baosight Software Co Ltd B Shares	1,123,213	1,260,245
Tuya Inc ADR	143,900	328,092
Weimob Inc (b)(c)(e)(f)	1,631,793	476,693
		11,140,919
Technology Hardware, Storage & Peripherals - 0.4%
Anker Innovations Technology Co Ltd A Shares (China)	16,600	272,647
China Greatwall Technology Group Co Ltd A Shares (China) (b)	107,600	255,643
Huaqin Technology Co Ltd A Shares (China)	26,100	372,648
IEIT Systems Co Ltd A Shares (China)	44,785	410,448
Legend Holdings Corp H Shares (b)(e)(f)	323,805	418,375
Lenovo Group Ltd	3,394,622	4,962,700
Shenzhen Transsion Holdings Co Ltd A Shares (China)	36,054	386,506
Xiaomi Corp B Shares (b)(e)(f)	8,421,217	46,720,179
		53,799,146
TOTAL INFORMATION TECHNOLOGY		124,108,874

Materials - 0.3%
Chemicals - 0.0%
China BlueChemical Ltd H Shares	970,073	299,615
China XLX Fertiliser Ltd	380,000	358,456
Dongyue Group Ltd	687,461	885,585
Fufeng Group Ltd	771,722	798,482
Ganfeng Lithium Group Co Ltd H Shares (c)(e)(f)	84,102	555,229
Hengli Petrochemical Co Ltd A Shares (China)	220,420	555,897
Hoshine Silicon Industry Co Ltd A Shares (China)	45,570	317,378
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (b)	230,112	299,061
Jinan Acetate Chemical Co Ltd	291,800	572,640
LB Group Co Ltd A Shares (China)	119,841	309,983
Meihua Holdings Group Co Ltd A Shares (China)	147,500	231,486
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	222,454	576,341
Qinghai Salt Lake Industry Co Ltd A Shares (China) (b)	186,782	650,827
Rongsheng Petrochemical Co Ltd A Shares (China)	379,005	542,622
Satellite Chemical Co Ltd A Shares (China)	116,628	293,479
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	102,858	370,973
Tianqi Lithium Corp A Shares (China) (b)	54,400	408,149
Wanhua Chemical Group Co Ltd A Shares (China)	93,805	825,443
Zangge Mining Co Ltd A Shares (China)	59,298	490,387
Zhejiang Juhua Co Ltd A Shares (China)	91,394	453,541
Zhejiang NHU Co Ltd A Shares (China)	122,605	418,594
		10,214,168
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	760,206	2,263,825
China Jushi Co Ltd A Shares (China)	166,909	384,594
China National Building Material Co Ltd H Shares	1,842,146	1,306,243
China Resources Building Materials Technology Holdings Ltd	1,327,374	288,687
CSG Holding Co Ltd B Shares	2,234,999	520,600
West China Cement Ltd	950,000	363,102
		5,127,051
Metals & Mining - 0.3%
Aluminum Corp of China Ltd H Shares	2,303,763	2,929,159
Baoshan Iron & Steel Co Ltd A Shares (China)	670,690	694,493
China Gold International Resources Corp Ltd (c)	119,300	2,017,363
China Hongqiao Group Ltd	1,389,587	5,278,985
China Nonferrous Mining Corp Ltd	679,823	1,255,440
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	110,949	792,047
CMOC Group Ltd H Shares	2,435,590	5,272,037
Huaibei Mining Holdings Co Ltd A Shares (China)	135,900	253,569
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China)	1,446,398	516,179
Jiangxi Copper Co Ltd H Shares	618,099	2,581,991
Lingbao Gold Group Co Ltd H Shares	219,000	460,516
MMG Ltd (b)	2,124,021	1,888,796
Shandong Gold Mining Co Ltd A Shares (China)	445,048	2,253,566
Shandong Gold Mining Co Ltd H Shares (e)(f)	85,750	360,853
Shandong Nanshan Aluminum Co Ltd A Shares (China)	594,128	384,822
Shougang Fushan Resources Group Ltd	1,429,564	561,115
Silvercorp Metals Inc	109,540	710,715
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	567,895	422,087
Wanguo Gold Group Ltd	130,000	513,940
Western Mining Co Ltd A Shares (China)	112,158	377,726
Yunnan Aluminium Co Ltd A Shares (China)	125,436	405,172
Zhaojin Mining Industry Co Ltd H Shares	860,201	3,216,946
Zhongjin Gold Corp Ltd A Shares (China)	174,399	543,236
Zijin Mining Group Co Ltd H Shares	3,403,717	14,122,018
		47,812,771
Paper & Forest Products - 0.0%
Lee & Man Paper Manufacturing Ltd	893,360	316,160
TOTAL MATERIALS		63,470,150

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
C&D International Investment Group Ltd	460,090	943,799
China Jinmao Holdings Group Ltd	2,913,159	502,363
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	350,019	464,731
China Overseas Grand Oceans Group Ltd	1,260,217	351,927
China Overseas Land & Investment Ltd	1,937,770	3,249,338
China Overseas Property Holdings Ltd	1,087,121	678,528
China Resources Land Ltd	1,589,192	5,738,684
China Resources Mixc Lifestyle Services Ltd (c)(e)(f)	342,233	1,788,999
China Vanke Co Ltd H Shares (b)(c)	1,532,104	867,539
Country Garden Services Holdings Co Ltd	1,221,743	971,665
Evergrande Property Services Group Ltd (b)(e)(f)	3,427,500	516,074
Greentown China Holdings Ltd (c)	613,475	655,274
Greentown Service Group Co Ltd (f)	1,046,741	602,137
Hainan Airport Infrastructure Co Ltd A Shares (China)	517,843	358,693
Hopson Development Holdings Ltd (b)	793,733	321,760
KE Holdings Inc A Shares	1,019,223	5,780,698
Longfor Group Holdings Ltd (c)(e)(f)	1,050,885	1,299,651
Onewo Inc H Shares (c)	142,900	410,096
Poly Developments and Holdings Group Co Ltd A Shares (China)	407,181	419,344
Poly Property Group Co Ltd	1,792,521	426,761
Poly Property Services Co Ltd H Shares (f)	91,265	393,927
Seazen Group Ltd (b)	1,379,891	388,899
Shanghai Jinqiao Export Processing Zone Development Co Ltd B Shares	558,192	423,668
Sunac China Holdings Ltd (b)(c)	4,436,567	833,582
Wharf Holdings Ltd/The	544,027	1,429,633
Yuexiu Property Co Ltd (c)	842,788	485,897
Yuexiu Services Group Ltd (f)	368,500	120,453
		30,424,120
Utilities - 0.1%
Gas Utilities - 0.0%
Beijing Enterprises Holdings Ltd	256,970	1,127,678
China Gas Holdings Ltd	1,403,289	1,442,920
China Resources Gas Group Ltd	505,047	1,388,293
ENN Energy Holdings Ltd	401,559	3,495,952
ENN Natural Gas Co Ltd A Shares (China)	93,965	257,706
Kunlun Energy Co Ltd	1,970,575	1,810,670
Towngas Smart Energy Co Ltd	710,067	356,379
		9,879,598
Independent Power and Renewable Electricity Producers - 0.1%
CGN New Energy Holdings Co Ltd (e)(f)	905,501	320,457
CGN Power Co Ltd H Shares (e)(f)	5,912,524	2,343,537
China Datang Corp Renewable Power Co Ltd H Shares	1,326,308	406,228
China Longyuan Power Group Corp Ltd H Shares	1,251,145	1,159,280
China National Nuclear Power Co Ltd A Shares (China)	620,558	782,956
China Power International Development Ltd	2,216,552	955,589
China Resources Power Holdings Co Ltd	1,031,684	2,466,838
China Three Gorges Renewables Group Co Ltd A Shares (China)	818,439	488,713
China Yangtze Power Co Ltd A Shares (China)	673,081	2,657,373
GD Power Development Co Ltd A Shares (China)	645,511	479,775
Huadian Power International Corp Ltd A Shares (China)	381,052	289,641
Huaneng Power International Inc H Shares	2,533,185	2,092,908
SDIC Power Holdings Co Ltd A Shares (China)	269,131	542,618
Sichuan Chuantou Energy Co Ltd A Shares (China)	192,902	398,954
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	402,651	291,915
		15,676,782
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd (c)	2,140,921	688,793
China Water Affairs Group Ltd	433,697	350,505
Guangdong Investment Ltd	1,475,205	1,402,959
		2,442,257
TOTAL UTILITIES		27,998,637

TOTAL CHINA		1,568,929,604
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	125,816	2,039,993
Financial Services - 0.0%
Grupo de Inversiones Suramericana SA	61,667	749,666
TOTAL FINANCIALS		2,789,659

Materials - 0.0%
Construction Materials - 0.0%
Cementos Argos SA	330,803	885,650
Grupo Argos SA/Colombia	162,170	732,036
		1,617,686
Metals & Mining - 0.0%
Aris Mining Corp (b)	78,551	777,361
TOTAL MATERIALS		2,395,047

Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	223,087	1,446,862
TOTAL COLOMBIA		6,631,568
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)(c)	369,052	3,691,704
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	95,790	3,868,301
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	37,389	1,914,569
Moneta Money Bank AS (e)(f)	143,507	1,215,464
		3,130,033
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	64,165	3,930,051
TOTAL CZECH REPUBLIC		7,060,084
DENMARK - 1.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Better Collective A/S (b)(c)	21,705	267,992
Consumer Discretionary - 0.0%
Household Durables - 0.0%
GN Store Nord AS (b)	68,810	1,204,901
Specialty Retail - 0.0%
Matas A/S	19,079	378,697
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	39,042	5,228,137
TOTAL CONSUMER DISCRETIONARY		6,811,735

Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	45,537	5,352,870
Royal Unibrew A/S	25,021	1,890,782
		7,243,652
Food Products - 0.0%
Schouw & Co A/S	6,450	592,341
Tobacco - 0.0%
Scandinavian Tobacco Group A/S Series A (e)(f)	28,727	380,872
TOTAL CONSUMER STAPLES		8,216,865

Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	325,193	14,520,615
Jyske Bank A/S	21,182	2,484,711
Ringkjoebing Landbobank A/S	12,526	2,828,473
Sydbank AS	26,165	2,233,270
		22,067,069
Insurance - 0.0%
Alm Brand A/S	363,612	1,023,666
Tryg A/S	159,227	3,924,796
		4,948,462
TOTAL FINANCIALS		27,015,531

Health Care - 0.6%
Biotechnology - 0.1%
Bavarian Nordic A/S (b)	38,863	1,433,605
Genmab A/S (b)	30,069	8,576,518
Zealand Pharma A/S (b)	31,835	2,518,714
		12,528,837
Health Care Equipment & Supplies - 0.0%
Ambu AS Series B	97,011	1,507,807
Coloplast AS Series B	62,113	5,617,776
Demant A/S (b)	41,671	1,385,399
		8,510,982
Life Sciences Tools & Services - 0.0%
Chemometec A/S	9,027	1,102,085
Pharmaceuticals - 0.5%
ALK-Abello A/S Series B (b)	64,654	2,129,537
H Lundbeck A/S Series B	135,105	983,841
Novo Nordisk A/S Series B	1,580,962	77,833,470
		80,946,848
TOTAL HEALTH CARE		103,088,752

Industrials - 0.3%
Air Freight & Logistics - 0.2%
DSV A/S	99,832	21,186,921
Building Products - 0.0%
ROCKWOOL A/S Series B	47,108	1,613,420
Commercial Services & Supplies - 0.0%
ISS A/S	72,065	2,271,305
Construction & Engineering - 0.0%
Cadeler A/S (b)(c)	107,146	497,160
Per Aarsleff Holding A/S Series B	9,190	1,043,972
		1,541,132
Electrical Equipment - 0.1%
NKT A/S (b)	26,852	3,008,906
Vestas Wind Systems A/S	496,849	10,161,610
		13,170,516
Machinery - 0.0%
FLSmidth & Co A/S	21,540	1,678,929
Marine Transportation - 0.0%
D/S Norden A/S	12,233	489,022
Dfds A/S (b)	17,558	247,288
		736,310
TOTAL INDUSTRIALS		42,198,533

Information Technology - 0.0%
IT Services - 0.0%
Netcompany Group A/S (b)(e)(f)	21,208	1,059,263
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	172,779	10,325,752
Construction Materials - 0.0%
Cementir Holding NV	28,659	527,880
TOTAL MATERIALS		10,853,632

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(e)(f)	260,839	4,662,045
TOTAL DENMARK		204,174,348
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE (b)	844,294	804,081
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	1,206,466	2,694,118
Capital Markets - 0.0%
EFG Holding S.A.E. (b)	595,142	354,641
TOTAL FINANCIALS		3,048,759

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	479,393	583,613
TOTAL EGYPT		4,436,453
FAROE ISLANDS - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Bakkafrost	25,216	1,156,586
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	70,888	3,124,554
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Nokian Renkaat Oyj (c)	64,931	654,500
Broadline Retail - 0.0%
Puuilo Oyj	47,314	774,418
Tokmanni Group Corp	28,217	279,059
		1,053,477
Leisure Products - 0.0%
Harvia Oyj (f)	8,864	370,369
Textiles, Apparel & Luxury Goods - 0.0%
Marimekko Oyj	21,244	312,942
TOTAL CONSUMER DISCRETIONARY		2,391,288

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	133,941	2,825,284
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	209,587	4,337,577
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp	1,521,940	26,035,545
Insurance - 0.1%
Mandatum Holding Oy	210,168	1,507,280
Sampo Oyj A Shares	1,102,753	12,288,881
Sampo Oyj Series A (Denmark)	63,315	704,396
		14,500,557
TOTAL FINANCIALS		40,536,102

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Revenio Group Oyj	13,501	376,599
Pharmaceuticals - 0.0%
Orion Oyj B Shares	53,501	3,733,993
TOTAL HEALTH CARE		4,110,592

Industrials - 0.2%
Machinery - 0.2%
Hiab Oyj B Shares	19,352	1,071,138
Kalmar Oyj B Shares	19,805	820,447
Kone Oyj B Shares	164,967	11,013,442
Konecranes Oyj A Shares	33,333	3,288,862
Metso Oyj	328,284	5,377,015
Valmet Oyj	72,194	2,347,479
Wartsila OYJ Abp	246,715	8,067,748
		31,986,131
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	2,551,312	17,403,268
IT Services - 0.0%
TietoEVRY Oyj	55,476	1,190,006
Software - 0.0%
QT Group Oyj (b)(c)	9,742	398,633
TOTAL INFORMATION TECHNOLOGY		18,991,907

Materials - 0.1%
Chemicals - 0.0%
Kemira Oyj	62,281	1,371,155
Containers & Packaging - 0.0%
Huhtamaki Oyj	52,994	1,781,196
Metsa Board Oyj B Shares (c)	112,387	381,115
		2,162,311
Metals & Mining - 0.0%
Outokumpu Oyj A Shares	187,352	806,362
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	292,635	3,406,788
UPM-Kymmene Oyj	262,782	7,051,411
		10,458,199
TOTAL MATERIALS		14,798,027

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Kojamo Oyj (b)	69,165	837,889
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	221,924	4,947,186
TOTAL FINLAND		128,886,537
FRANCE - 5.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	912,217	14,592,167
Entertainment - 0.0%
Bollore SE	341,690	1,902,291
Ubisoft Entertainment SA (b)	46,681	416,787
Vivendi SE	335,215	1,206,296
		3,525,374
Media - 0.1%
Canal+ SA	344,379	1,084,428
Eutelsat Communications SACA (b)(c)	80,551	311,502
IPSOS SA	18,103	693,600
JCDecaux SE	40,545	737,933
Louis Hachette Group	385,374	662,082
Metropole Television SA	18,814	259,364
Publicis Groupe SA	112,582	11,283,994
Television Francaise 1 SA	28,343	259,070
		15,291,973
TOTAL COMMUNICATION SERVICES		33,409,514

Consumer Discretionary - 0.9%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	327,173	10,451,681
Forvia SE (b)	82,675	1,058,731
Opmobility	29,480	481,159
Valeo SE	104,095	1,438,021
		13,429,592
Automobiles - 0.0%
Renault SA	94,763	3,681,003
Trigano SA	4,386	730,523
		4,411,526
Hotels, Restaurants & Leisure - 0.0%
Accor SA	96,954	4,933,940
FDJ UNITED	56,278	1,639,884
Sodexo SA	43,149	2,389,303
		8,963,127
Household Durables - 0.0%
SEB SA	12,610	697,385
Specialty Retail - 0.0%
Fnac Darty SA	6,718	219,915
Textiles, Apparel & Luxury Goods - 0.8%
Hermes International SCA	15,508	38,414,012
Kering SA	36,636	13,010,069
LVMH Moet Hennessy Louis Vuitton SE	122,695	86,723,672
		138,147,753
TOTAL CONSUMER DISCRETIONARY		165,869,298

Consumer Staples - 0.5%
Beverages - 0.1%
Pernod Ricard SA	99,443	9,738,368
Remy Cointreau SA	11,795	584,335
		10,322,703
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	292,888	4,411,171
Food Products - 0.1%
Danone SA	317,109	28,006,002
Personal Care Products - 0.3%
Interparfums SA	14,849	488,140
L'Oreal SA	117,799	49,158,867
		49,647,007
TOTAL CONSUMER STAPLES		92,386,883

Energy - 0.4%
Energy Equipment & Services - 0.0%
Technip Energies NV	64,487	2,617,936
Vallourec SACA	81,408	1,514,965
		4,132,901
Oil, Gas & Consumable Fuels - 0.4%
Gaztransport Et Technigaz SA	18,737	3,706,080
TotalEnergies SE	1,003,923	62,679,969
		66,386,049
TOTAL ENERGY		70,518,950

Financials - 0.6%
Banks - 0.4%
BNP Paribas SA	498,383	38,603,756
Credit Agricole SA	517,150	9,335,270
Societe Generale SA Series A	353,866	22,442,414
		70,381,440
Capital Markets - 0.0%
Amundi SA (e)(f)	30,098	2,230,725
Antin Infrastructure Partners SA	22,363	281,481
		2,512,206
Financial Services - 0.0%
Edenred SE	117,823	3,385,711
Eurazeo SE	20,415	1,391,879
Peugeot Invest SA	3,741	317,368
Wendel SE	12,707	1,192,243
Worldline SA/France (b)(c)(e)(f)	102,545	277,885
		6,565,086
Insurance - 0.2%
AXA SA	866,593	37,600,095
Coface SA	57,430	1,011,485
SCOR SE	79,561	2,410,033
		41,021,613
TOTAL FINANCIALS		120,480,345

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
BioMerieux	20,326	2,614,650
EssilorLuxottica SA	147,442	53,924,825
		56,539,475
Health Care Providers & Services - 0.0%
Clariane SE (b)	52,729	226,459
Emeis SA (b)	36,996	610,228
		836,687
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	14,396	3,438,183
Pharmaceuticals - 0.0%
Ipsen SA	18,380	2,580,419
Virbac SACA	2,240	915,296
		3,495,715
TOTAL HEALTH CARE		64,310,060

Industrials - 1.4%
Aerospace & Defense - 0.9%
Airbus SE	290,913	71,730,758
Dassault Aviation SA	9,566	3,074,118
Exail Technologies SA (b)	4,651	445,497
Exosens SAS	16,149	909,301
LISI SA	8,918	522,190
Safran SA	175,971	62,525,754
Thales SA	45,457	12,962,196
		152,169,814
Air Freight & Logistics - 0.0%
ID Logistics Group SACA (b)	1,728	784,761
Building Products - 0.1%
Cie de Saint-Gobain SA	220,762	21,427,616
Commercial Services & Supplies - 0.0%
Derichebourg SA	65,378	446,119
Elis SA (c)	81,649	2,273,763
Elis SA (United Kingdom)	1,901	52,939
Societe BIC SA	10,709	596,202
SPIE SA	71,852	3,654,028
		7,023,051
Construction & Engineering - 0.3%
Bouygues SA	94,500	4,262,252
Eiffage SA	34,049	4,187,610
Vinci SA	241,732	32,323,511
		40,773,373
Electrical Equipment - 0.1%
Legrand SA	128,682	22,221,800
Mersen SA	11,597	292,743
Nexans SA	17,440	2,452,470
		24,967,013
Machinery - 0.0%
Alstom SA (b)	171,643	4,292,378
Passenger Airlines - 0.0%
Air France-KLM (b)	62,149	828,519
Professional Services - 0.0%
Bureau Veritas SA	169,031	5,548,860
Teleperformance SE	26,533	1,894,939
		7,443,799
Trading Companies & Distributors - 0.0%
Rexel SA	113,014	3,907,968
Transportation Infrastructure - 0.0%
Aeroports de Paris SA	16,871	2,312,172
Getlink SE Series A	143,774	2,623,365
		4,935,537
TOTAL INDUSTRIALS		268,553,829

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
VusionGroup	4,236	1,179,642
IT Services - 0.1%
Alten SA	15,324	1,262,036
Capgemini SE	80,332	12,358,713
Sopra Steria Group (c)	7,101	1,104,152
Wavestone (c)	4,287	254,977
		14,979,878
Semiconductors & Semiconductor Equipment - 0.0%
SOITEC (b)	13,806	653,249
Software - 0.0%
Dassault Systemes SE	330,672	9,410,181
Planisware SA	14,006	329,338
		9,739,519
Technology Hardware, Storage & Peripherals - 0.0%
Quadient SA	15,628	268,762
TOTAL INFORMATION TECHNOLOGY		26,821,050

Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	281,790	54,537,332
Arkema SA	28,832	1,711,510
		56,248,842
Construction Materials - 0.0%
Imerys SA	18,907	465,937
Vicat SACA	8,482	635,491
		1,101,428
Metals & Mining - 0.0%
Eramet SA (c)	5,083	348,020
TOTAL MATERIALS		57,698,290

Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	26,721	1,712,478
ICADE (c)	19,538	475,632
		2,188,110
Office REITs - 0.0%
Gecina SA	21,963	2,039,176
Real Estate Management & Development - 0.0%
Nexity SA (b)(c)	21,731	227,437
Residential REITs - 0.0%
Altarea SCA	3,561	405,944
Retail REITs - 0.1%
Carmila SA	32,834	598,725
Klepierre SA	102,540	3,916,907
Mercialys SA	51,461	627,569
Unibail-Rodamco-Westfield unit	58,454	6,039,675
		11,182,876
TOTAL REAL ESTATE		16,043,543

Utilities - 0.2%
Gas Utilities - 0.0%
Rubis SCA	36,583	1,327,430
Multi-Utilities - 0.2%
Engie SA	885,389	20,729,578
Veolia Environnement SA	305,603	10,099,302
		30,828,880
TOTAL UTILITIES		32,156,310

TOTAL FRANCE		948,248,072
GEORGIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Lion Finance Group PLC	17,160	1,804,575
TBC Bank Group PLC	22,141	1,266,722
		3,071,297
Capital Markets - 0.0%
Georgia Capital PLC (b)	16,581	564,166
TOTAL GEORGIA		3,635,463
GERMANY - 5.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	1,711,751	53,021,805
United Internet AG	43,188	1,331,134
		54,352,939
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	30,653	2,741,777
Interactive Media & Services - 0.0%
Scout24 SE (e)(f)	37,773	4,362,613
Media - 0.0%
Stroeer SE & Co KGaA	18,271	799,229
Wireless Telecommunication Services - 0.0%
1&1 AG	13,991	345,112
Freenet AG	61,571	1,914,766
		2,259,878
TOTAL COMMUNICATION SERVICES		64,516,436

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Aumovio SE	28,055	1,206,192
Continental AG	54,809	4,136,739
SAF-Holland SE	29,847	485,084
Schaeffler AG Class Registered	99,952	809,348
		6,637,363
Automobiles - 0.3%
Bayerische Motoren Werke AG	136,368	12,687,939
Mercedes-Benz Group AG	353,091	22,910,159
Volkswagen AG	11,151	1,176,227
		36,774,325
Hotels, Restaurants & Leisure - 0.0%
TUI AG (b)	224,258	1,908,180
Specialty Retail - 0.0%
Auto1 Group SE (b)	64,600	2,266,599
CECONOMY AG (b)	74,609	381,400
Fielmann Group AG	12,554	685,172
Hornbach Holding AG & Co KGaA	5,384	538,049
Zalando SE (b)(e)(f)	113,161	3,164,354
		7,035,574
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	84,207	15,922,059
HUGO BOSS AG	23,760	1,053,028
Puma SE	53,882	1,144,013
		18,119,100
TOTAL CONSUMER DISCRETIONARY		70,474,542

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
HelloFresh SE (b)	78,225	632,966
Food Products - 0.0%
Suedzucker AG (c)	39,912	440,264
Household Products - 0.0%
Henkel AG & Co KGaA	56,836	4,241,903
Personal Care Products - 0.1%
Beiersdorf AG	48,444	5,135,743
TOTAL CONSUMER STAPLES		10,450,876

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Friedrich Vorwerk Group SE	3,651	391,794
Financials - 1.1%
Banks - 0.1%
Commerzbank AG	379,482	13,782,787
Capital Markets - 0.3%
Deutsche Bank AG	907,999	32,371,494
Deutsche Boerse AG	92,222	23,354,315
flatexDEGIRO AG	41,810	1,584,563
		57,310,372
Financial Services - 0.0%
Deutsche Pfandbriefbank AG (c)(e)(f)	74,107	389,513
GRENKE AG (c)	13,588	233,993
Hypoport SE (b)(c)	2,289	341,411
		964,917
Insurance - 0.7%
Allianz SE	188,788	75,862,922
Hannover Rueck SE	29,642	8,452,879
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	64,057	39,631,676
Talanx AG	31,902	3,879,429
		127,826,906
TOTAL FINANCIALS		199,884,982

Health Care - 0.3%
Biotechnology - 0.0%
CureVac NV (Germany) (b)	49,082	262,505
Health Care Equipment & Supplies - 0.1%
Carl Zeiss Meditec Ag (c)	18,719	947,206
Eckert & Ziegler SE	25,491	497,441
Siemens Healthineers AG (e)(f)	164,801	9,226,254
		10,670,901
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	108,423	5,820,933
Fresenius SE & Co KGaA	206,155	11,885,981
		17,706,914
Life Sciences Tools & Services - 0.0%
Evotec SE (b)(c)	71,977	585,230
Gerresheimer AG (c)	16,737	532,457
Schott Pharma AG & Co KGaA	20,350	455,523
		1,573,210
Pharmaceuticals - 0.1%
Bayer AG	483,488	15,038,648
Dermapharm Holding SE	8,234	324,115
Merck KGaA	63,408	8,306,044
		23,668,807
TOTAL HEALTH CARE		53,882,337

Industrials - 1.4%
Aerospace & Defense - 0.3%
Hensoldt AG	31,486	3,346,154
Montana Aerospace Ag (b)(e)(f)	13,618	538,966
MTU Aero Engines AG	26,522	11,558,738
Rheinmetall AG	22,531	44,188,563
Tkms AG& Co KGaA	12,206	1,150,160
		60,782,581
Air Freight & Logistics - 0.1%
Deutsche Post AG	466,753	21,445,611
Commercial Services & Supplies - 0.0%
Bilfinger SE	18,147	1,955,753
Cewe Stiftung & Co KGAA	4,652	532,995
		2,488,748
Electrical Equipment - 0.2%
Nordex SE (b)	65,932	1,943,991
PNE AG (c)	17,590	217,349
Siemens Energy AG (b)	333,953	41,605,646
		43,766,986
Ground Transportation - 0.0%
Sixt SE	13,234	1,162,367
Industrial Conglomerates - 0.6%
Siemens AG	372,731	105,630,971
Machinery - 0.2%
Daimler Truck Holding AG	234,193	9,369,707
Deutz AG	64,498	638,612
Duerr AG	28,178	656,083
Gea Group Ag	73,445	5,248,697
JOST Werke SE (e)(f)	6,706	390,348
KION Group AG	36,258	2,570,256
Knorr-Bremse AG	35,653	3,312,292
Krones AG	7,554	1,095,355
Norma Group SE	16,869	273,383
Pfeiffer Vacuum Technology AG	2,227	400,444
Rational AG	2,573	1,884,746
RENK Group AG	37,146	2,816,887
Stabilus SE (c)	16,008	401,323
Vossloh AG (c)	6,159	561,544
Wacker Neuson SE	16,589	361,010
		29,980,687
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	311,292	2,724,809
Trading Companies & Distributors - 0.0%
Brenntag SE	61,264	3,400,158
Transportation Infrastructure - 0.0%
Fraport AG Frankfurt Airport Services Worldwide (b)	17,972	1,537,085
TOTAL INDUSTRIALS		272,920,003

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.0%
Jenoptik AG	30,249	681,988
Softwareone Holding AG	84,081	863,535
		1,545,523
IT Services - 0.0%
Bechtle AG	41,862	1,767,962
CANCOM SE	13,804	392,211
IONOS Group SE (b)	24,758	877,522
Nagarro SE (c)	5,655	314,961
		3,352,656
Semiconductors & Semiconductor Equipment - 0.1%
AIXTRON SE	58,372	933,544
Elmos Semiconductor SE	4,337	408,922
Infineon Technologies AG	643,065	25,525,114
Siltronic AG (c)	7,790	480,384
SUSS MicroTec SE (c)	10,706	344,047
		27,692,011
Software - 0.8%
Atoss Software SE	5,027	673,306
Nemetschek SE	28,434	3,277,445
SAP SE	512,603	133,313,957
TeamViewer SE (b)(e)(f)	75,889	557,206
		137,821,914
TOTAL INFORMATION TECHNOLOGY		170,412,104

Materials - 0.3%
Chemicals - 0.2%
AlzChem Group AG	2,921	560,924
BASF SE	438,811	21,651,749
Covestro AG	88,557	6,185,760
Evonik Industries AG	136,090	2,279,236
K+S AG	88,542	1,154,275
LANXESS AG	42,497	1,011,033
Symrise AG	66,305	5,483,358
Wacker Chemie AG (c)	10,582	834,908
		39,161,243
Construction Materials - 0.1%
Heidelberg Materials AG	65,893	15,458,740
Metals & Mining - 0.0%
Aurubis AG	15,978	2,079,284
Salzgitter AG (c)	14,520	470,629
thyssenkrupp AG	244,133	2,553,986
		5,103,899
TOTAL MATERIALS		59,723,882

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA (b)	402,716	1,437,134
Grand City Properties SA (b)	46,105	586,698
LEG Immobilien SE	38,589	2,937,878
Sirius Real Estate Ltd	761,714	999,163
TAG Immobilien AG	93,805	1,555,909
Vonovia SE	369,597	11,108,521
		18,625,303
Retail REITs - 0.0%
Hamborner REIT AG	60,944	364,582
TOTAL REAL ESTATE		18,989,885

Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	309,677	15,245,564
Multi-Utilities - 0.1%
E.ON SE	1,093,469	20,345,503
TOTAL UTILITIES		35,591,067

TOTAL GERMANY		957,237,908
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A	35,914	523,267
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	82,775	1,556,147
Consumer Discretionary - 0.0%
Distributors - 0.0%
Autohellas Tourist and Trading SA	14,061	179,578
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	91,524	1,893,638
Specialty Retail - 0.0%
FF Group (b)(d)	881	0
JUMBO SA	57,617	1,828,993
		1,828,993
TOTAL CONSUMER DISCRETIONARY		3,902,209

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HELLENiQ ENERGY Holdings S.A.	46,723	411,454
Motor Oil Hellas Corinth Refineries SA	35,869	1,075,782
		1,487,236
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	1,096,274	4,296,309
Eurobank Ergasias Services and Holdings SA	1,290,883	4,855,791
National Bank of Greece SA	434,128	6,377,568
Optima bank SA	92,710	859,171
Piraeus Financial Holdings SA	568,751	4,439,526
		20,828,365
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	34,496	921,679
Passenger Airlines - 0.0%
Aegean Airlines SA	25,294	384,265
Transportation Infrastructure - 0.0%
Athens International Airport SA	33,897	391,495
TOTAL INDUSTRIALS		1,697,439

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LAMDA Development SA (b)	39,821	339,657
Utilities - 0.0%
Electric Utilities - 0.0%
Holding Co ADMIE IPTO SA	81,455	280,259
Public Power Corp SA	92,831	1,614,655
		1,894,914
TOTAL GREECE		31,705,967
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	53,772	2,533,199
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	1,898,622	2,768,322
PCCW Ltd	2,121,545	1,515,282
		4,283,604
Entertainment - 0.0%
Damai Entertainment Holdings Ltd (b)(c)	5,705,050	675,454
SMI Holdings Group Ltd (b)(d)	7,200	0
		675,454
TOTAL COMMUNICATION SERVICES		4,959,058

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Johnson Electric Holdings Ltd	178,929	841,390
Automobiles - 0.0%
Polestar Automotive Holding UK PLC Class A ADR (b)(c)	223,690	188,996
Diversified Consumer Services - 0.0%
Fenbi Ltd (b)	659,000	237,461
Hotels, Restaurants & Leisure - 0.0%
Cafe de Coral Holdings Ltd (c)	307,968	248,893
Melco International Development Ltd (b)	473,000	284,267
Melco Resorts & Entertainment Ltd ADR (b)	94,224	772,637
Super Hi International Holding Ltd (b)(c)	162,000	282,490
		1,588,287
Household Durables - 0.0%
Man Wah Holdings Ltd	910,307	555,283
Specialty Retail - 0.0%
Luk Fook Holdings International Ltd	190,685	610,541
Textiles, Apparel & Luxury Goods - 0.0%
Stella International Holdings Ltd	350,743	745,671
Yue Yuen Industrial Holdings Ltd	415,119	761,799
		1,507,470
TOTAL CONSUMER DISCRETIONARY		5,529,428

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
DFI Retail Group Holdings Ltd	175,600	616,356
Food Products - 0.0%
Vitasoy International Holdings Ltd	392,225	383,616
WH Group Ltd (e)(f)	4,121,566	3,956,848
		4,340,464
TOTAL CONSUMER STAPLES		4,956,820

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Brightoil Petroleum Holdings Ltd (b)(d)	26,000	0
United Energy Group Ltd	5,792,000	368,962
		368,962
Financials - 0.7%
Banks - 0.0%
Bank of East Asia Ltd/The	452,846	780,915
Dah Sing Financial Holdings Ltd	100,708	465,790
Hang Seng Bank Ltd (c)	368,651	7,192,218
		8,438,923
Capital Markets - 0.2%
Bright Smart Securities & Commodities Group Ltd (b)(c)	410,000	513,387
Futu Holdings Ltd Class A ADR	30,490	6,068,730
Guotai Junan International Holdings Ltd (c)	1,392,000	682,515
Hong Kong Exchanges & Clearing Ltd	590,520	32,191,321
		39,455,953
Insurance - 0.5%
AIA Group Ltd	5,212,016	50,716,756
Prudential PLC	1,264,154	17,581,968
		68,298,724
TOTAL FINANCIALS		116,193,600

Health Care - 0.0%
Pharmaceuticals - 0.0%
Grand Pharmaceutical Group Ltd (c)	645,539	686,200
SSY Group Ltd (c)	802,300	320,071
United Laboratories International Holdings Ltd/The	513,961	831,407
		1,837,678
Industrials - 0.1%
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (b)	1,193,800	1,531,704
Construction & Engineering - 0.0%
Envision Greenwise Holdings Ltd (b)(c)(f)	682,000	286,121
Electrical Equipment - 0.0%
Time Interconnect Technology Ltd	281,000	565,938
Ground Transportation - 0.0%
MTR Corp Ltd (c)	735,608	2,697,985
Industrial Conglomerates - 0.0%
CTF Services Ltd	475,402	513,912
Swire Pacific Ltd A Shares (c)	166,658	1,376,922
		1,890,834
Machinery - 0.1%
Techtronic Industries Co Ltd	721,254	8,427,958
Marine Transportation - 0.0%
Orient Overseas International Ltd (c)	66,745	1,155,286
Pacific Basin Shipping Ltd	2,451,102	810,667
		1,965,953
Trading Companies & Distributors - 0.0%
Realord Group Holdings Ltd (b)(c)	212,000	335,302
Transportation Infrastructure - 0.0%
Hutchison Port Holdings Trust	2,659,346	558,463
TOTAL INDUSTRIALS		18,260,258

Information Technology - 0.0%
Communications Equipment - 0.0%
VTech Holdings Ltd	103,873	848,169
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (b)	133,314	530,473
Kingboard Laminates Holdings Ltd	464,699	778,630
MH Development Ltd (b)(d)	74,000	0
PAX Global Technology Ltd	411,225	282,069
Wasion Holdings Ltd	295,880	475,964
		2,067,136
IT Services - 0.0%
SUNeVision Holdings Ltd	359,000	279,048
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd (c)	162,198	1,711,621
Software - 0.0%
Marketingforce Management Ltd (b)(c)	39,200	219,444
TOTAL INFORMATION TECHNOLOGY		5,125,418

Materials - 0.0%
Metals & Mining - 0.0%
Tongguan Gold Group Ltd	962,000	335,500
Paper & Forest Products - 0.0%
Nine Dragons Paper Holdings Ltd (b)	828,508	593,882
TOTAL MATERIALS		929,382

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	933,035	4,615,615
Hang Lung Group Ltd	438,000	834,790
Hang Lung Properties Ltd	1,032,854	1,149,750
Henderson Land Development Co Ltd (c)	697,886	2,450,062
Hongkong Land Holdings Ltd (Singapore)	531,584	3,247,978
Hysan Development Co Ltd	323,691	670,664
Kerry Properties Ltd	316,616	796,985
New World Development Co Ltd (b)	672,715	622,455
Sino Land Co Ltd	1,789,554	2,222,390
Sun Hung Kai Properties Ltd	708,236	8,608,514
Wharf Real Estate Investment Co Ltd	823,238	2,341,348
		27,560,551
Retail REITs - 0.0%
Fortune Real Estate Investment Trust	804,863	519,965
Link REIT	1,270,804	6,620,142
		7,140,107
TOTAL REAL ESTATE		34,700,658

Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	307,743	2,001,970
CLP Holdings Ltd	781,343	6,666,586
Power Assets Holdings Ltd	675,665	4,291,952
		12,960,508
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	5,402,943	5,027,093
TOTAL UTILITIES		17,987,601

TOTAL HONG KONG		210,848,863
HUNGARY - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Magyar Telekom Telecommunications PLC	170,238	892,575
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	197,984	1,741,853
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	108,925	10,389,314
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	69,744	2,149,687
TOTAL HUNGARY		15,173,429
INDIA - 5.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
HFCL Ltd	528,347	437,546
Indus Towers Ltd (b)	658,119	2,695,793
Railtel Corp of India Ltd	65,272	270,677
Tata Communications Ltd	56,452	1,192,701
		4,596,717
Entertainment - 0.0%
PVR Inox Ltd (b)	46,021	625,572
Saregama India Ltd	52,067	266,831
		892,403
Interactive Media & Services - 0.0%
Info Edge India Ltd	177,123	2,750,280
Media - 0.0%
Affle 3i Ltd (b)	31,767	690,918
Sun TV Network Ltd	52,128	329,922
Zee Entertainment Enterprises Ltd	401,880	455,372
		1,476,212
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	1,255,553	29,060,257
Vodafone Idea Ltd (b)	13,727,323	1,350,076
		30,410,333
TOTAL COMMUNICATION SERVICES		40,125,945

Consumer Discretionary - 0.6%
Automobile Components - 0.1%
Apollo Tyres Ltd	150,335	849,355
Asahi India Glass Ltd	45,058	468,473
Balkrishna Industries Ltd	40,279	1,034,508
Bharat Forge Ltd	134,330	2,004,697
Bosch Ltd	3,674	1,541,578
Ceat Ltd	11,638	528,728
CIE Automotive India Ltd	89,961	438,023
Endurance Technologies Ltd (e)(f)	18,215	582,494
Exide Industries Ltd	243,417	1,047,270
Gabriel India Ltd	33,718	483,900
JK Tyre & Industries Ltd	71,942	350,167
Minda Corp Ltd	53,930	342,481
Motherson Sumi Wiring India Ltd	1,465,095	779,216
MRF Ltd	1,175	2,085,058
Samvardhana Motherson International Ltd	2,447,854	2,906,319
Sansera Engineering Ltd (e)(f)	29,080	495,898
Sona Blw Precision Forgings Ltd (e)(f)	237,135	1,262,948
Sundram Fasteners Ltd	61,520	657,997
Tube Investments of India Ltd	55,758	1,898,906
TVS Holdings Ltd	2,605	445,343
UNO Minda Ltd	101,597	1,413,762
ZF Commercial Vehicle Control Systems India Ltd	4,113	575,676
		22,192,797
Automobiles - 0.3%
Bajaj Auto Ltd	32,757	3,281,604
Eicher Motors Ltd	67,119	5,298,291
Hero MotoCorp Ltd	60,576	3,783,398
Hyundai Motor India Ltd	81,843	2,248,527
Mahindra & Mahindra Ltd	458,502	18,012,598
Maruti Suzuki India Ltd	61,564	11,225,989
Ola Electric Mobility Ltd (b)	560,104	316,382
Tata Motors Passenger Vehicles Limited	1,012,519	4,676,762
TVS Motor Co Ltd	115,791	4,576,983
		53,420,534
Broadline Retail - 0.0%
Vishal Mega Mart Ltd	1,061,233	1,729,846
Hotels, Restaurants & Leisure - 0.1%
Chalet Hotels Ltd (b)	48,759	521,702
Devyani International Ltd (b)	266,589	485,936
EIH Ltd	125,391	550,638
Eternal Ltd (b)	1,190,839	4,262,819
Indian Hotels Co Ltd/The	428,539	3,581,256
ITC Hotels Ltd	335,601	819,976
Jubilant Foodworks Ltd	188,836	1,271,848
Lemon Tree Hotels Ltd (b)(e)(f)	290,681	541,214
Restaurant Brands Asia Ltd (b)	326,397	247,211
Sapphire Foods India Ltd (b)	131,498	423,759
Swiggy Ltd (b)	429,700	1,984,515
Tbo Tek Ltd (b)	19,687	328,956
Westlife Foodworld Ltd	41,685	278,644
		15,298,474
Household Durables - 0.0%
Amber Enterprises India Ltd (b)	10,710	969,649
Cello World Ltd	35,784	263,910
Crompton Greaves Consumer Electricals Ltd	358,732	1,142,495
Dixon Technologies India Ltd (f)	18,420	3,215,225
TTK Prestige Ltd	37,866	285,728
Whirlpool of India Ltd	38,240	602,733
		6,479,740
Specialty Retail - 0.0%
Aditya Birla Fashion and Retail Ltd (b)	281,546	258,947
Aditya Birla Lifestyle Brands Ltd	286,334	430,961
Cartrade Tech Ltd (b)	21,419	728,606
FSN E-Commerce Ventures Ltd (b)	572,306	1,598,575
Go Fashion India Ltd (b)	23,477	170,394
Trent Ltd	90,291	4,775,002
		7,962,485
Textiles, Apparel & Luxury Goods - 0.1%
Arvind Ltd	103,919	373,226
Bata India Ltd	32,957	397,496
Gokaldas Exports Ltd (b)	35,664	336,832
Kalyan Jewellers India Ltd	222,735	1,278,973
KPR Mill Ltd	62,075	747,851
Page Industries Ltd	3,253	1,509,870
Relaxo Footwears Ltd	57,233	281,216
Safari Industries India Ltd	15,018	361,183
Titan Co Ltd	174,851	7,380,322
Trident Ltd/India	1,092,147	352,258
Vardhman Textiles Ltd	77,067	378,585
Vedant Fashions Ltd	41,783	303,964
		13,701,776
TOTAL CONSUMER DISCRETIONARY		120,785,652

Consumer Staples - 0.3%
Beverages - 0.0%
Radico Khaitan Ltd	37,548	1,324,639
Tilaknagar Industries Ltd	54,815	326,117
United Spirits Ltd	148,754	2,398,766
Varun Beverages Ltd	664,229	3,514,394
		7,563,916
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (b)(e)(f)	81,051	3,792,546
Medplus Health Services Ltd (b)	47,877	411,457
		4,204,003
Food Products - 0.1%
AWL Agri Business Ltd (b)	185,630	574,781
Balrampur Chini Mills Ltd	90,819	469,570
Bikaji Foods International Ltd	45,854	377,412
Britannia Industries Ltd	55,176	3,627,947
CCL Products India Ltd	37,006	358,429
LT Foods Ltd	76,818	363,904
Marico Ltd	271,720	2,203,851
Mrs Bectors Food Specialities Ltd (f)	18,802	283,729
Nestle India Ltd	338,548	4,849,858
Tata Consumer Products Ltd	300,943	3,949,739
Zydus Wellness Ltd	72,695	390,316
		17,449,536
Household Products - 0.0%
Jyothy Laboratories Ltd	92,956	329,349
Personal Care Products - 0.2%
Colgate-Palmolive India Ltd	68,525	1,731,556
Dabur India Ltd	280,161	1,538,810
Emami Ltd	115,059	692,700
Gillette India Ltd	3,734	379,289
Godrej Consumer Products Ltd	203,572	2,565,376
Hindustan Unilever Ltd	403,805	11,215,922
Honasa Consumer Ltd (b)	90,351	289,380
		18,413,033
Tobacco - 0.0%
Godfrey Phillips India Ltd	18,597	644,804
ITC Ltd	1,496,147	7,085,060
		7,729,864
TOTAL CONSUMER STAPLES		55,689,701

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Aegis Logistics Ltd	69,942	591,077
Bharat Petroleum Corp Ltd	760,377	3,056,413
Coal India Ltd	908,499	3,977,786
Great Eastern Shipping Co Ltd/The	56,977	705,818
Hindustan Petroleum Corp Ltd	466,898	2,503,728
Indian Oil Corp Ltd	1,404,513	2,625,007
Oil & Natural Gas Corp Ltd	1,517,144	4,364,705
Oil India Ltd	266,751	1,302,276
Petronet LNG Ltd	393,402	1,246,486
Reliance Industries Ltd	2,982,970	49,950,843
		70,324,139
Financials - 1.4%
Banks - 0.9%
AU Small Finance Bank Ltd (e)(f)	180,756	1,787,604
Axis Bank Ltd	1,129,813	15,691,246
Bandhan Bank Ltd (e)(f)	456,573	805,284
Bank of Baroda	512,422	1,607,146
Canara Bank	928,514	1,432,965
City Union Bank Ltd	232,587	599,174
Federal Bank Ltd	917,327	2,445,206
HDFC Bank Ltd/Gandhinagar	5,550,398	61,735,008
ICICI Bank Ltd	2,582,175	39,129,511
IDFC First Bank Ltd	1,803,905	1,661,751
IndusInd Bank Ltd/Gift City (b)	287,442	2,573,750
Jammu & Kashmir Bank Ltd/The	251,354	300,526
Karnataka Bank Ltd/The	206,751	415,179
Karur Vysya Bank Ltd/The	246,254	674,553
Kotak Mahindra Bank Ltd	538,416	12,751,176
Punjab National Bank	1,217,976	1,686,217
RBL Bank Ltd (e)(f)	240,488	884,169
South Indian Bank Ltd/The	899,937	371,269
State Bank of India	863,915	9,119,454
Tamilnad Mercantile Bank Ltd	54,007	303,787
Ujjivan Small Finance Bank Ltd (b)(e)(f)	567,726	331,560
Union Bank of India Ltd	765,738	1,282,513
Yes Bank Ltd (b)	7,106,019	1,820,435
		159,409,483
Capital Markets - 0.1%
360 ONE WAM Ltd	104,157	1,268,095
Anand Rathi Wealth Ltd	19,650	683,682
Angel One Ltd	24,345	683,574
BSE Ltd	97,969	2,736,047
Central Depository Services India Ltd (f)	50,444	901,985
CRISIL Ltd	10,042	557,641
Edelweiss Financial Services Ltd	351,103	449,336
HDFC Asset Management Co Ltd (e)(f)	48,694	2,950,770
Indian Energy Exchange Ltd (e)(f)	265,637	416,149
JM Financial Ltd	221,070	408,493
Kfin Technologies Ltd	43,345	536,215
Motilal Oswal Financial Services Ltd	78,141	860,946
Multi Commodity Exchange of India Ltd	13,478	1,404,315
Nippon Life India Asset Management Ltd (e)(f)	85,990	847,452
Nuvama Wealth Management Ltd	7,484	597,944
Piramal Finance Ltd (d)	64,994	823,143
Prudent Corporate Advisory Services Ltd	10,136	291,810
Tata Investment Corp Ltd	65,990	593,995
UTI Asset Management Co Ltd	25,459	357,829
		17,369,421
Consumer Finance - 0.2%
Bajaj Finance Ltd	1,376,114	16,166,414
Cholamandalam Financial Holdings Ltd	46,655	1,005,265
Cholamandalam Investment and Finance Co Ltd	205,943	3,936,733
CreditAccess Grameen Ltd (b)	30,053	481,986
Five-Star Business Finance Ltd	100,852	741,634
Mahindra & Mahindra Financial Services Ltd	315,228	1,120,602
Manappuram Finance Ltd	261,700	794,549
MAS Financial Services Ltd (e)(f)	60,837	209,347
Muthoot Finance Ltd	60,764	2,175,976
Poonawalla Fincorp Ltd (b)	130,589	708,886
SBI Cards & Payment Services Ltd	141,234	1,398,020
Shriram Finance Ltd	705,508	5,952,289
Sundaram Finance Ltd	33,345	1,725,946
		36,417,647
Financial Services - 0.1%
Aadhar Housing Finance Ltd (b)	73,577	422,613
Aavas Financiers Ltd (b)	24,935	463,502
Aptus Value Housing Finance India Ltd	178,395	638,295
Bajaj Finserv Ltd	190,217	4,475,076
Bajaj Holdings & Investment Ltd	13,282	1,840,911
Can Fin Homes Ltd	51,952	507,961
Home First Finance Co India Ltd (e)(f)	40,405	543,998
IFCI Ltd (b)	364,685	238,084
IIFL Finance Ltd (b)	125,858	757,998
Jio Financial Services Ltd	1,432,741	4,952,008
JSW Holdings Ltd/India (b)	1,988	366,895
L&T Finance Ltd	466,856	1,422,631
LIC Housing Finance Ltd	165,066	1,061,730
One 97 Communications Ltd (b)	157,889	2,318,041
PNB Housing Finance Ltd (e)(f)	97,772	1,022,935
Power Finance Corp Ltd	719,712	3,269,575
REC Ltd	642,519	2,713,324
Sammaan Capital Ltd (b)	317,672	674,926
SKF India Industrial Ltd (d)	14,676	447,795
		28,138,298
Insurance - 0.1%
Go Digit General Insurance Ltd (b)	157,371	635,849
HDFC Life Insurance Co Ltd (e)(f)	485,443	4,002,382
ICICI Lombard General Insurance Co Ltd (e)(f)	121,589	2,730,941
ICICI Prudential Life Insurance Co Ltd (e)(f)	187,329	1,247,559
Max Financial Services Ltd (b)	136,785	2,383,124
PB Fintech Ltd (b)	170,973	3,438,914
SBI Life Insurance Co Ltd (e)(f)	224,245	4,940,640
Star Health & Allied Insurance Co Ltd (b)	131,336	731,510
		20,110,919
TOTAL FINANCIALS		261,445,768

Health Care - 0.4%
Biotechnology - 0.0%
Biocon Ltd	273,355	1,145,895
Health Care Equipment & Supplies - 0.0%
Poly Medicure Ltd	18,624	419,562
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd	49,944	4,321,747
Aster DM Healthcare Ltd (e)(f)	115,850	884,944
Dr Lal PathLabs Ltd (e)(f)	19,769	698,312
Fortis Healthcare Ltd	240,557	2,772,510
Global Health Ltd/India	40,892	604,178
Krishna Institute of Medical Sciences Ltd (b)(e)(f)	122,916	998,463
Max Healthcare Institute Ltd	387,571	5,011,593
Metropolis Healthcare Ltd (b)(e)(f)	15,089	334,945
Narayana Hrudayalaya Ltd (f)	35,882	710,404
Rainbow Children's Medicare Ltd	28,812	444,490
Vijaya Diagnostic Centre Ltd	31,172	347,189
		17,128,775
Health Care Technology - 0.0%
Inventurus Knowledge Solutions Ltd (b)	24,444	453,246
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	58,324	4,427,276
Onesource Specialty Pharma Ltd	23,237	485,368
SAI Life Sciences Ltd (b)(e)(f)	52,028	538,186
Syngene International Ltd (e)(f)	100,555	736,448
		6,187,278
Pharmaceuticals - 0.3%
Aarti Pharmalabs Ltd	26,695	256,214
Acutaas Chemicals Ltd	28,760	559,778
Ajanta Pharma Ltd	23,421	650,479
Alembic Pharmaceuticals Ltd	27,105	274,027
Alkem Laboratories Ltd	20,963	1,300,431
Aurobindo Pharma Ltd	133,067	1,707,317
Cipla Ltd/India	281,589	4,762,571
Cohance Lifesciences Ltd (b)	58,999	500,759
Concord Biotech Ltd	14,412	234,417
Dr Reddy's Laboratories Ltd	292,990	3,942,535
Eris Lifesciences Ltd (e)(f)	24,927	446,981
Gland Pharma Ltd (e)(f)	22,607	491,259
GlaxoSmithKline Pharmaceuticals Ltd	21,202	625,467
Glenmark Pharmaceuticals Ltd	69,235	1,475,100
Granules India Ltd	73,871	470,697
Ipca Laboratories Ltd	72,373	1,036,451
JB Chemicals & Pharmaceuticals Ltd	45,239	857,383
Jubilant Pharmova Ltd	33,223	412,083
Laurus Labs Ltd (e)(f)	171,916	1,846,986
Lupin Ltd	112,411	2,486,554
Mankind Pharma Ltd	60,561	1,626,513
Marksans Pharma Ltd	126,738	259,972
Natco Pharma Ltd	45,217	417,658
Neuland Laboratories Ltd	3,772	700,007
Piramal Pharma Ltd	347,896	782,408
Procter & Gamble Health Ltd	4,756	330,399
Sanofi Consumer Healthcare India Ltd	4,962	270,703
Sanofi India Ltd	4,885	263,091
Strides Pharma Science Ltd	34,400	362,234
Sun Pharmaceutical Industries Ltd	470,537	8,962,282
Torrent Pharmaceuticals Ltd	58,514	2,346,822
Wockhardt Ltd (b)	36,966	533,678
Zydus Lifesciences Ltd	125,408	1,376,712
		42,569,968
TOTAL HEALTH CARE		67,904,724

Industrials - 0.6%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	1,799,895	8,640,064
Data Patterns India Pvt Ltd	12,783	395,162
Garden Reach Shipbuilders & Engineers Ltd	14,110	406,315
Hindustan Aeronautics Ltd (f)	98,931	5,215,764
Zen Technologies Ltd	23,140	353,806
		15,011,111
Air Freight & Logistics - 0.0%
Delhivery Ltd (b)	261,650	1,373,467
Building Products - 0.0%
Astral Ltd	64,568	1,054,808
Blue Star Ltd	69,348	1,513,601
Cera Sanitaryware Ltd	3,717	260,732
Electrosteel Castings Ltd	220,134	226,297
Kajaria Ceramics Ltd	44,679	607,834
		3,663,272
Commercial Services & Supplies - 0.0%
CMS Info Systems Ltd	126,701	529,985
Doms Industries Ltd	10,358	300,139
Indian Railway Catering & Tourism Corp Ltd	136,908	1,108,497
ION Exchange India Ltd	76,029	342,822
		2,281,443
Construction & Engineering - 0.2%
Afcons Infrastructure Ltd	111,273	561,661
Cemindia Projects Ltd	35,260	321,855
Engineers India Ltd	169,425	385,899
G R Infraprojects Ltd	17,247	226,670
Hindustan Construction Co Ltd (b)	802,564	258,043
IRB Infrastructure Developers Ltd	1,043,117	526,347
IRCON International Ltd (e)(f)	189,199	361,538
Kalpataru Projects International Ltd	61,459	869,905
KEC International Ltd	67,830	624,886
Larsen & Toubro Ltd	330,129	14,991,461
Man Infraconstruction Ltd	111,943	187,843
NBCC India Ltd	492,273	651,132
NCC Ltd/India	270,272	646,625
PNC Infratech Ltd (f)	93,863	296,557
Power Mech Projects Ltd	10,983	308,858
Praj Industries Ltd	84,764	322,383
Rail Vikas Nigam Ltd (f)	255,913	947,943
Techno Electric & Engineering Co Ltd	28,372	421,625
Voltas Ltd	124,233	1,936,448
		24,847,679
Electrical Equipment - 0.2%
ABB India Ltd	27,786	1,634,010
Amara Raja Energy & Mobility Ltd	77,529	877,567
Bharat Heavy Electricals Ltd	530,249	1,585,938
CG Power & Industrial Solutions Ltd	362,663	3,009,696
Elecon Engineering Co Ltd	48,071	304,055
Finolex Cables Ltd	60,980	539,900
GE Vernova T&D India Ltd	65,022	2,224,952
Havells India Ltd	112,744	1,897,463
HBL Engineering Ltd	57,544	650,996
Hitachi Energy India Ltd	6,656	1,333,075
Inox Wind Ltd (b)	399,567	698,303
KEI Industries Ltd	33,843	1,537,261
Polycab India Ltd	27,001	2,343,443
RR Kabel Ltd	18,955	301,520
Schneider Electric Infrastructure Ltd (b)	27,166	256,006
Suzlon Energy Ltd (b)	4,743,991	3,169,253
TD Power Systems Ltd	60,305	526,450
Transformers & Rectifiers India Ltd	75,782	380,255
Triveni Turbine Ltd	77,887	469,700
V-Guard Industries Ltd	124,039	506,203
Voltamp Transformers Ltd	3,913	326,366
		24,572,412
Ground Transportation - 0.0%
Container Corp Of India Ltd	169,398	1,040,548
Industrial Conglomerates - 0.0%
3M India Ltd	1,668	555,468
Apar Industries Ltd	9,138	892,645
Nava Ltd	70,474	491,289
Siemens Ltd	44,697	1,559,120
		3,498,522
Machinery - 0.1%
Action Construction Equipment Ltd	24,277	301,093
AIA Engineering Ltd	23,811	871,778
Ashok Leyland Ltd	1,434,996	2,288,007
Azad Engineering Ltd (b)	15,249	291,460
BEML Ltd	9,537	472,719
Craftsman Automation Ltd	6,821	513,314
Cummins India Ltd	69,426	3,397,662
Elgi Equipments Ltd	113,782	637,584
Force Motors Ltd	2,387	474,738
GMM Pfaudler Ltd	19,606	284,797
Grindwell Norton Ltd	26,222	498,976
Jupiter Wagons Ltd	96,327	350,137
Jyoti CNC Automation Ltd (b)(f)	37,267	362,741
Kirloskar Brothers Ltd	13,183	278,393
Kirloskar Oil Engines Ltd	45,264	509,880
Kirloskar Pneumatic Co Ltd	20,137	253,763
KSB Ltd	37,843	337,076
Lloyds Engineering Works Ltd	340,832	226,082
LMW Ltd	2,564	454,625
Olectra Greentech Ltd	23,488	409,747
Shaily Engineering Plastics Ltd	10,656	273,060
Shakti Pumps India Ltd	30,958	285,794
SKF India Ltd	14,676	353,950
Tata Motors Ltd /new (b)(d)	982,989	2,887,561
Thermax Limited	22,112	801,826
Timken India Ltd	19,503	690,784
Titagarh Rail System Ltd	41,850	417,038
Vesuvius India Ltd	54,147	300,945
		19,225,530
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (e)(f)	94,393	5,981,644
Professional Services - 0.0%
BLS International Services Ltd	73,239	259,573
Computer Age Management Services Ltd	25,890	1,149,555
eClerx Services Ltd	11,220	597,574
Firstsource Solutions Ltd	158,769	633,001
International Gemmological Institute India Ltd	84,045	319,743
Sagility Ltd (b)(f)	1,010,125	597,893
		3,557,339
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	78,897	2,205,187
IndiaMart InterMesh Ltd (e)(f)	18,230	504,788
		2,709,975
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	267,545	4,374,941
GMR Airports Ltd (b)	1,334,534	1,412,788
Gujarat Pipavav Port Ltd	190,569	357,715
		6,145,444
TOTAL INDUSTRIALS		113,908,386

Information Technology - 0.4%
Communications Equipment - 0.0%
Astra Microwave Products Ltd	26,668	313,127
Tejas Networks Ltd (e)(f)	51,759	311,085
		624,212
Electronic Equipment, Instruments & Components - 0.0%
Kaynes Technology India Ltd (b)	15,845	1,196,787
PG Electroplast Ltd	71,261	458,362
Redington Ltd	300,780	859,831
		2,514,980
IT Services - 0.4%
Coforge Ltd	164,589	3,296,972
Cyient Ltd	53,939	706,406
Happiest Minds Technologies Ltd	54,683	317,601
HCL Technologies Ltd	468,632	8,138,300
Hexaware Technologies Ltd	62,588	484,684
Infosys Ltd	1,635,603	27,254,488
LTIMindtree Ltd (e)(f)	38,286	2,451,831
Mastek Ltd	10,327	248,923
Mphasis Ltd	56,900	1,772,031
Persistent Systems Ltd	54,531	3,634,745
Sonata Software Ltd	83,874	349,471
Tata Consultancy Services Ltd	442,566	15,246,627
Tata Technologies Ltd	79,962	623,598
Tech Mahindra Ltd	266,557	4,277,404
Wipro Ltd	1,315,356	3,566,346
Zensar Technologies Ltd	65,087	584,804
		72,954,231
Semiconductors & Semiconductor Equipment - 0.0%
WAAREE Energies Ltd	42,446	1,638,928
Software - 0.0%
Birlasoft Ltd	111,866	468,309
Intellect Design Arena Ltd	46,748	596,957
KPIT Technologies Ltd	85,145	1,119,120
Newgen Software Technologies Ltd	34,407	378,355
Oracle Financial Services Software Ltd	11,290	1,083,021
Tanla Platforms Ltd	38,587	265,411
Tata Elxsi Ltd	19,866	1,220,741
		5,131,914
Technology Hardware, Storage & Peripherals - 0.0%
Netweb Technologies India Ltd	9,443	429,549
TOTAL INFORMATION TECHNOLOGY		83,293,814

Materials - 0.5%
Chemicals - 0.2%
Aarti Industries Ltd	107,990	462,241
Asian Paints Ltd	167,077	4,725,927
Atul Ltd	6,855	445,017
BASF India Ltd	6,698	332,919
Bayer CropScience Ltd/India	8,647	475,656
Carborundum Universal Ltd	69,312	703,154
Castrol India Ltd	253,080	555,998
Chambal Fertilisers and Chemicals Ltd	83,955	454,794
Chemplast Sanmar Ltd (b)	62,764	282,018
Coromandel International Ltd	59,524	1,424,713
Deepak Fertilisers & Petrochemicals Corp Ltd	35,857	602,538
Deepak Nitrite Ltd	31,331	610,066
Eid Parry (India) Ltd (b)	49,293	595,525
Fine Organic Industries Ltd	5,373	268,585
Finolex Industries Ltd	136,273	288,635
GHCL Ltd	46,896	338,228
Gujarat Fluorochemicals Ltd	15,258	643,495
Gujarat Narmada Valley Fertilizers & Chemicals Ltd	69,142	391,764
Gujarat State Fertilizers & Chemicals Ltd	152,728	328,237
Himadri Speciality Chemical Ltd	99,060	538,182
Jubilant Ingrevia Ltd	39,473	306,815
Kansai Nerolac Paints Ltd	127,745	356,848
Navin Fluorine International Ltd	17,000	1,089,233
Paradeep Phosphates Ltd (e)(f)	182,733	342,554
PCBL CHEMICAL Ltd	106,853	435,887
PI Industries Ltd	39,902	1,608,127
Pidilite Industries Ltd	150,211	2,444,599
Solar Industries India Ltd	13,247	2,071,108
SRF Ltd	66,035	2,180,089
Sudarshan Chemical Industries Ltd	25,383	328,794
Sumitomo Chemical India Ltd	72,680	411,197
Supreme Industries Ltd	31,972	1,373,213
Supreme Petrochem Ltd	40,847	345,289
Tata Chemicals Ltd	83,503	837,852
UPL Ltd	228,323	1,852,255
Vinati Organics Ltd	15,985	297,550
		30,749,102
Construction Materials - 0.1%
Ambuja Cements Ltd	316,707	2,017,306
Birla Corp Ltd	15,356	203,928
Grasim Industries Ltd	136,019	4,431,095
JK Cement Ltd	18,513	1,296,004
JK Lakshmi Cement Ltd	35,245	345,402
Nuvoco Vistas Corp Ltd (b)	84,359	394,068
Ramco Cements Ltd/The	70,536	829,959
Rhi Magnesita India Ltd	43,985	236,265
Shree Cement Ltd	4,636	1,478,569
UltraTech Cement Ltd	58,211	7,834,696
		19,067,292
Containers & Packaging - 0.0%
Time Technoplast Ltd	120,054	291,178
Metals & Mining - 0.2%
APL Apollo Tubes Ltd	90,579	1,828,111
Godawari Power and Ispat Ltd	129,690	414,558
Gravita India Ltd	19,779	371,470
Hindalco Industries Ltd	664,438	6,346,463
Hindustan Copper Ltd	161,638	619,584
Jindal Saw Ltd	133,305	263,186
Jindal Stainless Ltd	161,788	1,373,735
Jindal Steel Ltd	181,375	2,179,810
JSW Steel Ltd	300,112	4,077,453
Maharashtra Seamless Ltd	27,805	177,921
National Aluminium Co Ltd	430,991	1,136,847
NMDC Ltd	1,563,145	1,334,656
PTC Industries Ltd (b)	2,305	448,795
Ramkrishna Forgings Ltd	46,588	284,992
Ratnamani Metals & Tubes Ltd	16,266	444,340
Sarda Energy & Minerals Ltd	47,374	282,595
Tata Steel Ltd	3,717,814	7,658,031
Usha Martin Ltd	79,789	417,844
Vedanta Ltd	689,071	3,831,364
Welspun Corp Ltd	50,443	548,812
		34,040,567
Paper & Forest Products - 0.0%
Aditya Birla Real Estate Ltd	28,049	593,022
Century Plyboards India Ltd	39,241	333,525
		926,547
TOTAL MATERIALS		85,074,686

Real Estate - 0.0%
Office REITs - 0.0%
Brookfield India Real Estate Trust (e)(f)	173,584	670,967
Embassy Office Parks REIT	448,482	2,167,255
Mindspace Business Parks REIT (e)(f)	124,092	649,769
		3,487,991
Real Estate Management & Development - 0.0%
Anant Raj Ltd	64,336	467,055
Brigade Enterprises Ltd	73,130	854,920
DLF Ltd	363,708	3,098,678
Embassy Developments Ltd (b)	330,837	346,137
Godrej Properties Ltd (b)	74,474	1,919,636
Lodha Developers Ltd (e)(f)	147,582	1,991,646
Mahindra Lifespace Developers Ltd	72,222	313,899
Oberoi Realty Ltd	67,599	1,354,265
Phoenix Mills Ltd/The	102,828	1,949,174
Prestige Estates Projects Ltd	88,613	1,741,712
Sobha Ltd	27,823	507,343
		14,544,465
Retail REITs - 0.0%
Nexus Select Trust	429,785	789,121
TOTAL REAL ESTATE		18,821,577

Utilities - 0.2%
Electric Utilities - 0.1%
CESC Ltd	312,695	633,950
Power Grid Corp of India Ltd	2,312,111	7,505,602
SJVN Ltd	429,686	426,128
Tata Power Co Ltd/The	819,132	3,736,456
Torrent Power Ltd	89,230	1,323,397
		13,625,533
Gas Utilities - 0.0%
GAIL India Ltd	1,184,949	2,439,715
Gujarat Gas Ltd	86,419	396,633
Gujarat State Petronet Ltd	167,531	584,419
Indraprastha Gas Ltd	283,493	676,883
Mahanagar Gas Ltd (f)	29,224	420,392
Swan Corp Ltd	63,904	338,076
		4,856,118
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (b)	1,425,665	2,535,247
Jaiprakash Power Ventures Ltd (b)	2,000,622	406,142
JSW Energy Ltd	223,607	1,328,694
KPI Green Energy Ltd (e)(f)	54,394	328,025
NHPC Ltd	1,585,231	1,515,135
NLC India Ltd	217,054	641,393
NTPC Ltd	2,153,735	8,175,532
PTC India Ltd	239,855	454,175
Reliance Power Ltd (b)	1,335,292	698,296
		16,082,639
Water Utilities - 0.0%
VA Tech Wabag Ltd	25,414	404,866
TOTAL UTILITIES		34,969,156

TOTAL INDIA		952,343,548
INDONESIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Dayamitra Telekomunikasi PT	9,416,900	317,105
Sarana Menara Nusantara Tbk PT	8,906,792	291,894
Telkom Indonesia Persero Tbk PT	24,768,562	4,791,099
		5,400,098
Entertainment - 0.0%
MD Entertainment Tbk PT (b)	1,579,700	539,074
Media - 0.0%
Elang Mahkota Teknologi Tbk PT	5,969,600	425,374
Wireless Telecommunication Services - 0.0%
XLSMART Telecom Sejahtera Tbk PT	3,021,013	474,134
TOTAL COMMUNICATION SERVICES		6,838,680

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Bukalapak.com PT Tbk (b)	31,608,112	319,312
GoTo Gojek Tokopedia Tbk PT Class A (b)	461,475,092	1,664,974
Mitra Adiperkasa Tbk PT	4,621,348	358,481
		2,342,767
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	9,513,351	1,149,840
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	3,737,082	1,049,440
First Pacific Co Ltd	1,232,620	994,592
First Resources Ltd	314,200	473,135
Golden Agri-Resources Ltd	3,456,498	743,561
Indofood CBP Sukses Makmur Tbk PT	1,258,881	658,585
Indofood Sukses Makmur Tbk PT	2,188,286	973,741
Inti Agri Resources Tbk PT (b)(d)	1,180,800	3,550
Japfa Comfeed Indonesia Tbk PT	3,104,135	468,513
		5,365,117
TOTAL CONSUMER STAPLES		6,514,957

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adaro Andalan Indonesia PT	1,006,900	517,679
AKR Corporindo Tbk PT	3,955,148	290,155
Alamtri Resources Indonesia Tbk PT	5,074,554	575,197
Bukit Asam Tbk PT	2,417,631	348,906
Bumi Resources Tbk PT (b)	59,836,905	510,934
Dian Swastatika Sentosa Tbk PT (b)	495,300	2,518,942
Indo Tambangraya Megah Tbk PT	215,429	304,425
Medco Energi Internasional Tbk PT	4,388,331	350,961
Petrindo Jaya Kreasi Tbk PT	11,146,200	1,347,196
Sugih Energy Tbk PT (b)(d)	40,500	121
United Tractors Tbk PT	756,546	1,223,758
		7,988,274
Financials - 0.3%
Banks - 0.3%
Bank Aladin Syariah Tbk PT (b)	5,230,663	295,660
Bank Central Asia Tbk PT	27,459,945	14,059,273
Bank Jago Tbk PT (b)	2,279,017	300,123
Bank Mandiri Persero Tbk PT	18,622,822	5,276,100
Bank Negara Indonesia Persero Tbk PT	7,481,486	1,970,470
Bank Rakyat Indonesia Persero Tbk PT	33,819,979	8,090,424
		29,992,050
Capital Markets - 0.0%
Pacific Strategic Financial Tbk PT (b)	4,851,471	328,196
Pool Advista Indonesia Tbk PT (b)(d)	184,900	556
		328,752
Consumer Finance - 0.0%
BFI Finance Indonesia Tbk PT	4,520,494	218,821
TOTAL FINANCIALS		30,539,623

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Medikaloka Hermina Tbk PT (f)	4,659,794	420,306
Mitra Keluarga Karyasehat Tbk PT (f)	2,497,698	387,496
		807,802
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	9,912,656	759,990
TOTAL HEALTH CARE		1,567,792

Industrials - 0.0%
Construction & Engineering - 0.0%
Wijaya Karya Persero Tbk PT (b)(d)	10,440,800	128,077
Industrial Conglomerates - 0.0%
Astra International Tbk PT	10,213,747	3,777,182
Jardine Matheson Holdings Ltd (Singapore)	79,015	4,642,132
		8,419,314
Transportation Infrastructure - 0.0%
Jasa Marga PT	1,245,842	267,448
TOTAL INDUSTRIALS		8,814,839

Materials - 0.1%
Chemicals - 0.0%
Barito Pacific Tbk PT (b)	11,598,276	2,406,137
Chandra Asri Pacific Tbk PT	4,229,501	1,767,590
		4,173,727
Construction Materials - 0.0%
Semen Indonesia Persero Tbk PT	2,131,169	353,700
Metals & Mining - 0.1%
Amman Mineral Internasional PT (b)	7,179,519	3,065,219
Aneka Tambang Tbk	4,324,741	806,175
Bumi Resources Minerals Tbk PT (b)	28,549,101	1,579,385
Merdeka Copper Gold Tbk PT (b)	4,823,802	707,762
Nickel Industries Ltd	1,073,067	519,560
Petrosea Tbk PT	1,517,600	620,546
Vale Indonesia Tbk PT	1,146,000	327,330
		7,625,977
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	1,331,828	596,640
Pabrik Kertas Tjiwi Kimia Tbk PT	810,368	339,886
		936,526
TOTAL MATERIALS		13,089,930

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ciputra Development Tbk PT	5,152,167	274,183
Hanson International Tbk PT (b)(d)	3,268,900	0
MNC Tourism Indonesia Tbk PT (b)	35,305,400	309,957
		584,140
Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	5,933,076	620,779
TOTAL INDONESIA		78,901,781
IRELAND - 0.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Dalata Hotel Group PLC	83,997	623,515
Household Durables - 0.0%
Cairn Homes PLC (Ireland)	337,131	749,210
Glenveagh Properties PLC (b)(e)(f)	337,436	742,108
		1,491,318
TOTAL CONSUMER DISCRETIONARY		2,114,833

Consumer Staples - 0.1%
Beverages - 0.0%
C&C Group PLC	190,182	341,784
Food Products - 0.1%
Glanbia PLC	98,088	1,659,737
Greencore Group PLC (c)	228,982	717,441
Kerry Group PLC Class A	79,223	7,223,127
		9,600,305
TOTAL CONSUMER STAPLES		9,942,089

Financials - 0.1%
Banks - 0.1%
AIB Group PLC	1,044,879	9,616,973
Bank of Ireland Group PLC	472,856	7,731,356
		17,348,329
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Uniphar PLC	120,762	533,122
Pharmaceuticals - 0.0%
COSMO Pharmaceuticals NV	3,962	332,321
TOTAL HEALTH CARE		865,443

Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	76,297	5,707,549
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	86,881	11,315,381
TOTAL INDUSTRIALS		17,022,930

Real Estate - 0.0%
Residential REITs - 0.0%
Irish Residential Properties Reit PLC	269,004	287,742
TOTAL IRELAND		47,581,366
ISRAEL - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	1,090,270	2,232,102
Wireless Telecommunication Services - 0.0%
Cellcom Israel Ltd (b)	60,766	633,870
Partner Communications Co Ltd	77,276	769,096
		1,402,966
TOTAL COMMUNICATION SERVICES		3,635,068

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	54,251	1,976,364
Hotels, Restaurants & Leisure - 0.0%
Fattal Holdings 1998 Ltd (b)	3,964	719,334
Specialty Retail - 0.0%
Fox Wizel Ltd	4,297	495,577
Retailors Ltd	10,613	188,259
		683,836
Textiles, Apparel & Luxury Goods - 0.0%
Delta Galil Ltd	6,597	368,068
TOTAL CONSUMER DISCRETIONARY		3,747,602

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	4,790	450,268
Shufersal Ltd	101,111	1,259,835
		1,710,103
Food Products - 0.0%
Strauss Group Ltd	31,036	875,898
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)	20,081	908,665
TOTAL CONSUMER STAPLES		3,494,666

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Delek Group Ltd	4,776	1,255,249
Energean PLC	74,089	938,268
Equital Ltd (b)	13,597	650,129
Oil Refineries Ltd	1,370,520	400,416
Paz Retail And Energy Ltd	4,812	1,029,313
		4,273,375
Financials - 0.3%
Banks - 0.2%
Bank Hapoalim BM	614,167	12,496,516
Bank Leumi Le-Israel BM	733,473	14,930,800
FIBI Holdings Ltd	9,895	761,002
First International Bank of Israel Ltd	27,768	2,002,633
Israel Discount Bank Ltd Class A	606,895	6,079,287
Mizrahi Tefahot Bank Ltd	77,236	5,029,839
		41,300,077
Capital Markets - 0.0%
Etoro Group Ltd Class A (c)	7,106	263,348
Meitav Investment House Ltd	19,161	600,977
Plus500 Ltd	36,438	1,515,521
Tel Aviv Stock Exchange Ltd	43,427	1,012,890
		3,392,736
Consumer Finance - 0.0%
Isracard Ltd	103,564	441,469
Insurance - 0.1%
Clal Insurance Enterprises Holdings Ltd	35,487	1,983,208
Harel Insurance Investments & Financial Services Ltd	56,644	1,981,745
Menora Mivtachim Holdings Ltd	11,136	1,114,130
Migdal Insurance & Financial Holdings Ltd	296,243	1,063,708
Phoenix Financial Ltd	112,708	4,344,435
		10,487,226
TOTAL FINANCIALS		55,621,508

Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	564,205	11,554,918
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bet Shemesh Engines Holdings 1997 Ltd (b)	3,822	791,155
Elbit Systems Ltd	13,654	6,536,924
		7,328,079
Building Products - 0.0%
Inrom Construction Industries Ltd	60,430	449,175
Construction & Engineering - 0.0%
Ashtrom Group Ltd	29,327	670,521
Electra Ltd/Israel	23,260	738,107
Shapir Engineering and Industry Ltd	84,860	757,853
Shikun & Binui Ltd (b)	174,429	971,593
		3,138,074
Machinery - 0.0%
Kornit Digital Ltd (b)	21,817	294,530
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd (c)	57,129	878,644
Passenger Airlines - 0.0%
El Al Israel Airlines (b)	144,128	599,345
Professional Services - 0.0%
Danel Adir Yeoshua Ltd	2,867	396,819
Hilan Ltd	9,397	740,294
		1,137,113
TOTAL INDUSTRIALS		13,824,960

Information Technology - 0.2%
Communications Equipment - 0.0%
Ituran Location and Control Ltd	8,452	325,486
Electronic Equipment, Instruments & Components - 0.0%
Nayax Ltd (b)	7,536	315,460
Next Vision Stabilized Systems Ltd	36,649	1,608,374
		1,923,834
IT Services - 0.0%
Formula Systems 1985 Ltd	5,650	814,958
Matrix IT Ltd	20,499	757,440
One Software Technologies Ltd	27,654	743,194
Wix.com Ltd (b)	27,354	3,981,101
		6,296,693
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (Israel) (b)	15,045	1,863,974
Nova Ltd (Israel) (b)	14,553	5,039,252
Tower Semiconductor Ltd (b)	55,445	4,582,344
		11,485,570
Software - 0.1%
Cellebrite DI Ltd (b)(c)	57,052	973,307
Check Point Software Technologies Ltd (b)	42,619	8,339,686
Nice Ltd (b)	31,360	4,250,050
Radware Ltd (b)	17,682	453,190
Sapiens International Corp NV (Israel)	16,979	726,380
		14,742,613
TOTAL INFORMATION TECHNOLOGY		34,774,196

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	378,379	2,483,859
Israel Corp Ltd Class A1	1,893	672,102
Turpaz Industries Ltd	23,272	380,885
		3,536,846
Real Estate - 0.1%
Diversified REITs - 0.0%
Reit 1 Ltd	104,338	853,673
Sella Capital Real Estate Ltd	126,598	450,686
		1,304,359
Real Estate Management & Development - 0.1%
Airport City Ltd (b)	37,113	734,412
Alony Hetz Properties & Investments Ltd	82,949	1,018,772
Amot Investments Ltd	132,011	1,045,247
Aura Investments Ltd	82,266	593,304
Azrieli Group Ltd	21,006	2,215,704
Big Shopping Centers Ltd	7,733	1,727,937
Israel Canada T.R Ltd	106,734	556,853
Mega Or Holdings Ltd	13,438	824,809
Melisron Ltd	12,912	1,680,944
Mivne Real Estate Kd Ltd	304,282	1,347,509
Summit Real Estate Holdings Ltd	25,227	516,703
YH Dimri Construction & Development Ltd	4,833	582,906
		12,845,100
TOTAL REAL ESTATE		14,149,459

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Energix-Renewable Energies Ltd	157,105	723,702
Enlight Renewable Energy Ltd (b)	59,774	2,083,913
OPC Energy Ltd (b)	72,176	1,306,874
OY Nofar Energy Ltd (b)	14,038	448,051
		4,562,540
TOTAL ISRAEL		153,175,138
ITALY - 1.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (e)(f)	140,610	1,543,756
RAI Way SpA (e)(f)	58,729	402,102
Telecom Italia SpA/Milano (b)	5,639,380	3,322,919
		5,268,777
Media - 0.0%
MFE-MediaForEurope NV Class A	146,071	516,892
MFE-MediaForEurope NV Class A (Germany)	93,172	329,701
		846,593
TOTAL COMMUNICATION SERVICES		6,115,370

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Brembo NV	85,379	919,661
Pirelli & C SpA (e)(f)	199,813	1,399,391
		2,319,052
Automobiles - 0.2%
Ferrari NV (Italy)	61,891	24,718,846
Piaggio & C SpA (c)	118,273	268,974
		24,987,820
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	125,652	3,096,525
Household Durables - 0.0%
De' Longhi SpA	39,273	1,431,375
Leisure Products - 0.0%
Ferretti SpA (c)	91,270	299,406
Sanlorenzo SpA/Ameglia	8,627	337,099
Technogym SpA (e)(f)	56,429	1,021,173
		1,657,678
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA	17,172	1,736,665
Moncler SpA	116,801	7,000,795
OVS SpA (e)(f)	115,106	580,063
		9,317,523
TOTAL CONSUMER DISCRETIONARY		42,809,973

Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	106,320	4,824,291
Davide Campari-Milano NV	312,100	2,170,684
		6,994,975
Consumer Staples Distribution & Retail - 0.0%
MARR SpA	21,197	224,781
Food Products - 0.0%
NewPrinces SpA (b)	11,553	265,266
Personal Care Products - 0.0%
Intercos SpA	28,144	382,794
TOTAL CONSUMER STAPLES		7,867,816

Energy - 0.1%
Energy Equipment & Services - 0.0%
Saipem SpA	639,190	1,662,136
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	988,425	18,226,047
TOTAL ENERGY		19,888,183

Financials - 1.0%
Banks - 0.8%
AMCO - Asset Management Co SpA Class B (b)(d)	141	0
Banca Monte dei Paschi di Siena SpA	1,022,851	8,941,454
Banca Popolare di Sondrio SPA	53,643	897,177
Banco BPM SpA	561,993	8,165,282
BPER Banca SPA	724,091	8,642,526
Credito Emiliano SpA	48,739	770,776
FinecoBank Banca Fineco SpA	307,924	7,031,136
Intesa Sanpaolo SpA	6,979,116	44,982,813
UniCredit SpA	687,350	50,895,995
		130,327,159
Capital Markets - 0.0%
Azimut Holding SpA	59,579	2,328,040
Banca Generali SpA	30,258	1,708,967
Tamburi Investment Partners SpA	57,752	582,468
		4,619,475
Financial Services - 0.0%
Banca IFIS SpA	17,608	454,627
Banca Mediolanum SpA	110,698	2,221,448
BFF Bank SpA (b)(e)(f)	89,025	1,073,349
Nexi SpA (e)(f)	279,756	1,472,356
		5,221,780
Insurance - 0.2%
Generali	412,845	15,870,124
Poste Italiane Spa (e)(f)	213,801	5,148,084
Unipol Assicurazioni SpA	179,881	3,932,200
		24,950,408
TOTAL FINANCIALS		165,118,822

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA	12,177	1,076,547
El.En. SpA	33,963	444,324
GVS SpA (b)(e)(f)	42,956	212,907
		1,733,778
Health Care Providers & Services - 0.0%
Amplifon SpA	64,928	1,107,621
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	56,783	3,370,723
TOTAL HEALTH CARE		6,212,122

Industrials - 0.3%
Aerospace & Defense - 0.1%
Leonardo SpA	199,329	11,727,460
Building Products - 0.0%
Carel Industries SpA (e)(f)	27,027	702,492
Construction & Engineering - 0.0%
Maire SpA	73,332	1,110,673
Webuild SpA (c)	260,617	1,050,800
Webuild SpA warrants 8/2/2030 (b)	276	1,113
		2,162,586
Electrical Equipment - 0.1%
Cembre SpA	3,652	266,039
Prysmian SpA	139,123	14,403,547
		14,669,586
Machinery - 0.0%
Fincantieri SpA (b)	47,975	1,229,836
Interpump Group SpA	38,971	2,007,921
Iveco Group NV	86,085	1,829,725
		5,067,482
Passenger Airlines - 0.1%
Ryanair Holdings PLC	415,844	12,589,932
Transportation Infrastructure - 0.0%
Enav Spa (e)(f)	143,125	747,658
TOTAL INDUSTRIALS		47,667,196

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Sesa SpA	4,518	419,738
IT Services - 0.0%
Reply SpA	11,214	1,571,780
Semiconductors & Semiconductor Equipment - 0.0%
Technoprobe SpA (b)	72,068	780,850
TOTAL INFORMATION TECHNOLOGY		2,772,368

Materials - 0.0%
Chemicals - 0.0%
SOL SpA	20,504	1,200,603
Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	3,945,894	39,915,719
Terna - Rete Elettrica Nazionale	681,824	6,983,547
		46,899,266
Gas Utilities - 0.0%
Italgas SpA	298,113	3,123,505
Snam SpA	944,361	5,821,393
		8,944,898
Independent Power and Renewable Electricity Producers - 0.0%
ERG SpA	29,429	758,481
Multi-Utilities - 0.0%
A2A SpA	742,571	2,162,066
ACEA SpA	26,980	653,690
Hera SpA	391,244	1,754,263
Iren SpA	315,383	929,900
		5,499,919
TOTAL UTILITIES		62,102,564

TOTAL ITALY		361,755,017
JAPAN - 14.9%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	56,354	1,017,122
NTT Inc	14,392,457	14,813,491
U-Next Holdings Co Ltd	36,319	479,587
		16,310,200
Entertainment - 0.4%
Anycolor Inc	15,900	623,165
Capcom Co Ltd	170,992	4,465,134
Cover Corp (b)(c)	20,100	238,679
Daiichikosho Co Ltd	36,902	377,497
DeNA Co Ltd	38,198	671,458
GungHo Online Entertainment Inc	24,542	415,324
Koei Tecmo Holdings Co Ltd	42,345	571,662
Konami Group Corp	49,369	8,245,786
MIXI Inc	20,797	420,366
Nexon Co Ltd	161,583	3,302,748
Nintendo Co Ltd	541,784	46,208,701
Shochiku Co Ltd	4,299	346,185
Square Enix Holdings Co Ltd	116,775	2,262,606
Toei Animation Co Ltd	30,733	577,926
Toei Co Ltd	15,339	545,440
Toho Co Ltd/Tokyo	52,059	3,059,155
		72,331,832
Interactive Media & Services - 0.0%
Kakaku.com Inc	63,365	1,130,299
LY Corp	1,364,946	4,010,918
		5,141,217
Media - 0.0%
CyberAgent Inc	212,279	2,117,142
Dentsu Group Inc	101,429	2,003,438
Fuji Media Holdings Inc	22,160	493,643
Hakuhodo DY Holdings Inc	109,470	792,026
Kadokawa Corp	40,570	909,014
Nippon Television Holdings Inc	27,716	673,162
SKY Perfect JSAT Holdings Inc	82,890	815,400
TBS Holdings Inc	16,685	576,413
		8,380,238
Wireless Telecommunication Services - 0.7%
KDDI Corp	1,534,728	24,464,122
Okinawa Cellular Telephone Co	21,868	365,105
SoftBank Corp	13,957,040	19,832,939
SoftBank Group Corp	469,295	82,346,573
		127,008,739
TOTAL COMMUNICATION SERVICES		229,172,226

Consumer Discretionary - 2.5%
Automobile Components - 0.3%
Aisin Corp	243,607	4,385,748
Bridgestone Corp	274,755	11,994,468
Denso Corp	850,147	11,923,903
Exedy Corp	12,771	430,092
FCC Co Ltd	22,360	452,684
GS Yuasa Corp	40,360	1,130,845
JTEKT Corp	107,321	1,079,060
Koito Manufacturing Co Ltd	90,522	1,353,043
KYB Corp	21,668	551,155
Musashi Seimitsu Industry Co Ltd	22,909	518,801
NHK Spring Co Ltd	95,440	1,795,345
Nifco Inc/Japan	39,412	1,145,713
Niterra Co Ltd	74,861	3,080,712
NOK Corp	40,755	725,926
Pacific Industrial Co Ltd	21,500	429,693
Seiren Co Ltd	27,387	563,343
Shoei Co Ltd	32,063	340,998
Stanley Electric Co Ltd	52,812	1,040,065
Sumitomo Electric Industries Ltd	351,493	12,886,480
Sumitomo Rubber Industries Ltd	91,578	1,074,976
Tokai Rika Co Ltd	31,432	566,596
Topre Corp	24,764	360,589
Toyo Tire Corp	60,710	1,664,394
Toyoda Gosei Co Ltd	29,764	690,843
Toyota Boshoku Corp	44,888	684,199
TS Tech Co Ltd	53,082	630,674
Yokohama Rubber Co Ltd/The	62,279	2,233,170
		63,733,515
Automobiles - 0.8%
Honda Motor Co Ltd	1,935,516	19,562,739
Isuzu Motors Ltd	258,664	3,180,639
Mazda Motor Corp	290,557	2,021,135
Mitsubishi Motors Corp (c)	317,847	777,757
Nissan Motor Co Ltd (b)	1,080,651	2,470,081
Nissan Shatai Co Ltd	42,361	282,846
Subaru Corp	287,828	6,123,001
Suzuki Motor Corp	768,111	11,503,473
Toyota Motor Corp	4,643,085	94,659,208
Yamaha Motor Co Ltd	455,434	3,295,107
		143,875,986
Broadline Retail - 0.1%
Isetan Mitsukoshi Holdings Ltd	160,337	2,522,465
Izumi Co Ltd	20,759	387,404
J Front Retailing Co Ltd	120,346	1,813,272
Mercari Inc (b)	56,634	838,430
Pan Pacific International Holdings Corp	942,715	5,607,843
Rakuten Group Inc (b)	758,410	4,967,977
Ryohin Keikaku Co Ltd	251,034	5,162,071
Seria Co Ltd	25,040	477,045
Takashimaya Co Ltd	139,146	1,492,043
		23,268,550
Distributors - 0.0%
Arata Corp	17,903	349,091
Happinet Corp	8,500	346,927
PALTAC Corp	16,201	478,114
		1,174,132
Hotels, Restaurants & Leisure - 0.2%
Atom Corp (b)(c)	81,472	286,534
Colowide Co Ltd (c)	50,634	549,184
Create Restaurants Holdings Inc	135,338	645,470
Doutor Nichires Holdings Co Ltd	16,899	263,612
Food & Life Cos Ltd	55,443	2,703,615
Fujita Kanko Inc	3,700	268,419
GENDA INC (b)(c)	48,000	230,485
Heiwa Corp	27,243	354,260
Hiday Hidaka Corp	15,431	329,427
HIS Co Ltd	34,434	292,480
Ichibanya Co Ltd (c)	44,582	260,358
KOMEDA Holdings Co Ltd	28,378	534,746
Kura Sushi Inc	13,773	296,712
Kyoritsu Maintenance Co Ltd	33,959	661,728
McDonald's Holdings Co Japan Ltd (c)	41,486	1,623,260
Metaplanet Inc (b)	228,400	727,691
Monogatari Corp/The	16,201	405,262
MOS Food Services Inc	20,172	505,903
Ohsho Food Service Corp	17,716	387,405
Oriental Land Co Ltd/Japan	529,823	10,726,416
Resorttrust Inc	91,798	1,082,324
Round One Corp	89,221	642,627
Royal Holdings Co Ltd	23,886	396,938
Saizeriya Co Ltd (c)	17,261	564,502
Skylark Holdings Co Ltd	112,265	2,030,983
Tokyotokeiba Co Ltd	9,006	323,166
Toridoll Holdings Corp (c)	24,760	717,206
Yoshinoya Holdings Co Ltd	33,953	670,203
Zensho Holdings Co Ltd	47,604	2,966,948
		31,447,864
Household Durables - 0.6%
Casio Computer Co Ltd	103,372	811,293
Haseko Corp	125,538	2,028,354
Iida Group Holdings Co Ltd	80,003	1,226,702
JVCKenwood Corp	79,699	640,498
Nagawa Co Ltd	7,861	305,544
Nikon Corp	128,854	1,506,683
Open House Group Co Ltd	37,060	1,784,103
Panasonic Holdings Corp	1,146,479	13,321,208
Rinnai Corp	58,359	1,325,016
Sangetsu Corp	27,505	538,106
Sekisui House Ltd	295,264	6,343,645
Sharp Corp/Japan (b)	131,655	732,556
Sony Group Corp	3,018,815	84,072,754
Sumitomo Forestry Co Ltd	235,949	2,461,151
Tamron Co Ltd	86,184	613,483
		117,711,096
Leisure Products - 0.1%
Bandai Namco Holdings Inc	287,655	8,963,204
Mizuno Corp	28,390	513,234
Noritsu Koki Co Ltd	34,391	374,460
Sankyo Co Ltd	94,217	1,636,310
Sega Sammy Holdings Inc	76,630	1,419,627
Shimano Inc	37,059	3,882,519
Tomy Co Ltd	47,488	978,664
Yamaha Corp	196,356	1,242,148
Yonex Co Ltd	27,529	709,170
		19,719,336
Specialty Retail - 0.3%
ABC-Mart Inc	49,867	855,385
and ST HD Co Ltd	15,696	265,318
AOKI Holdings Inc	21,400	230,926
Aoyama Trading Co Ltd	25,000	369,866
ARCLANDS CORP	29,532	335,735
Autobacs Seven Co Ltd	37,616	376,136
Bic Camera Inc	49,681	501,775
DCM Holdings Co Ltd	54,613	506,759
EDION Corp	46,936	617,651
Fast Retailing Co Ltd	93,694	34,396,941
JINS Holdings Inc	6,400	323,094
Joyful Honda Co Ltd	35,262	466,774
K's Holdings Corp	70,136	695,626
Kohnan Shoji Co Ltd	11,049	267,783
Komeri Co Ltd	18,654	388,549
Nextage Co Ltd	22,331	336,610
Nishimatsuya Chain Co Ltd	21,151	283,413
Nitori Holdings Co Ltd	200,180	3,243,355
Nojima Corp	93,465	690,783
PAL GROUP Holdings Co Ltd	46,568	598,908
Sanrio Co Ltd	88,345	4,102,817
Shimamura Co Ltd	21,680	1,399,050
USS Co Ltd	192,839	2,129,725
Workman Co Ltd	10,078	379,290
Yamada Holdings Co Ltd	265,034	796,942
Yellow Hat Ltd	33,210	334,880
ZOZO Inc	216,829	1,876,202
		56,770,293
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	343,424	8,786,717
Goldwin Inc	32,079	530,799
Gunze Ltd	14,490	357,290
Seiko Group Corp	14,029	647,240
Wacoal Holdings Corp	21,308	744,280
		11,066,326
TOTAL CONSUMER DISCRETIONARY		468,767,098

Consumer Staples - 0.8%
Beverages - 0.1%
Asahi Group Holdings Ltd	706,299	7,612,502
Coca-Cola Bottlers Japan Holdings Inc	63,987	1,022,854
Ito En Ltd	33,406	688,019
Kirin Holdings Co Ltd	381,982	5,364,999
Lifedrink Co Inc	25,500	332,091
Sapporo Holdings Ltd	31,903	1,531,907
Suntory Beverage & Food Ltd	67,523	2,042,646
Takara Holdings Inc	75,879	772,281
		19,367,299
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd	1,090,504	17,262,246
Ain Holdings Inc	14,642	613,860
Arcs Co Ltd	18,266	371,578
Axial Retailing Inc	38,672	273,271
Belc Co Ltd	6,179	290,286
Blue Zones Holdings Co Ltd	9,804	499,393
Cosmos Pharmaceutical Corp	20,382	912,435
Create SD Holdings Co Ltd	14,983	310,627
Fuji Co Ltd/Ehime	16,800	214,756
H2o Retailing Corp	50,197	680,270
Kato Sangyo Co Ltd	11,634	446,910
Kobe Bussan Co Ltd	72,509	1,682,984
Kusuri no Aoki Holdings Co Ltd	21,816	552,938
Life Corp	22,598	354,711
MatsukiyoCocokara & Co	160,070	2,900,496
San-A Co Ltd	24,034	418,267
Seven & i Holdings Co Ltd	1,017,482	12,942,173
Sugi Holdings Co Ltd	52,607	1,136,046
Sundrug Co Ltd	37,153	1,002,897
Trial Holdings Inc (c)	18,100	241,827
Tsuruha Holdings Inc	86,215	1,497,616
Valor Holdings Co Ltd	19,158	351,062
Welcia Holdings Co Ltd	50,084	999,015
		45,955,664
Food Products - 0.2%
Ajinomoto Co Inc	443,076	12,572,653
Ariake Japan Co Ltd	9,697	340,411
Calbee Inc	41,810	777,545
Ezaki Glico Co Ltd	25,431	811,726
FUJI OIL CO LTD /Osaka	23,038	477,025
House Foods Group Inc	31,148	583,507
Itoham Yonekyu Holdings Inc	12,779	456,896
Kagome Co Ltd (c)	46,371	800,532
Kewpie Corp	48,886	1,355,142
Kikkoman Corp	335,414	2,668,338
Kotobuki Spirits Co Ltd	55,503	665,741
Maruha Nichiro Corp	23,469	524,478
Megmilk Snow Brand Co Ltd	25,618	469,439
MEIJI Holdings Co Ltd	117,870	2,266,231
Morinaga & Co Ltd/Japan	38,954	671,224
Morinaga Milk Industry Co Ltd	39,387	849,027
NH Foods Ltd	43,126	1,589,486
Nichirei Corp	104,368	1,233,914
Nippn Corp	28,211	400,896
Nisshin Oillio Group Ltd/The	14,829	489,778
Nisshin Seifun Group Inc	97,588	1,102,780
Nissin Foods Holdings Co Ltd	98,098	1,768,959
Nissui Corp	149,570	1,040,419
Sakata Seed Corp	18,496	474,072
Toyo Suisan Kaisha Ltd	43,807	3,182,269
Yakult Honsha Co Ltd	126,836	1,895,832
Yamazaki Baking Co Ltd	61,866	1,212,350
		40,680,670
Household Products - 0.0%
Earth Corp	10,728	350,848
Lion Corp	125,520	1,237,607
Pigeon Corp	60,751	687,494
Unicharm Corp	538,579	3,332,263
		5,608,212
Personal Care Products - 0.1%
Kao Corp	227,085	9,610,155
Kobayashi Pharmaceutical Co Ltd	24,546	816,289
Kose Corp	16,685	639,749
Milbon Co Ltd	20,370	306,125
Noevir Holdings Co Ltd	8,695	246,840
Pola Orbis Holdings Inc	46,071	397,004
Rohto Pharmaceutical Co Ltd	91,608	1,420,099
Shiseido Co Ltd	195,925	3,305,464
		16,741,725
Tobacco - 0.1%
Japan Tobacco Inc	588,044	20,471,456
TOTAL CONSUMER STAPLES		148,825,026

Energy - 0.1%
Energy Equipment & Services - 0.0%
Modec Inc	23,135	1,504,202
Oil, Gas & Consumable Fuels - 0.1%
Cosmo Energy Holdings Co Ltd	52,228	1,192,253
ENEOS Holdings Inc	1,325,291	8,365,733
Idemitsu Kosan Co Ltd	375,795	2,612,837
Inpex Corp	432,433	7,971,852
Itochu Enex Co Ltd	26,868	317,479
Iwatani Corp	93,964	979,516
Japan Petroleum Exploration Co Ltd	81,405	679,299
San-Ai Obbli Co Ltd	27,352	362,422
		22,481,391
TOTAL ENERGY		23,985,593

Financials - 2.1%
Banks - 1.3%
77 Bank Ltd/The	31,068	1,333,559
Aichi Financial Group Inc	20,571	530,593
Aozora Bank Ltd (c)	54,194	775,582
Awa Bank Ltd/The	17,028	402,193
Bank of Nagoya Ltd/The	17,223	439,767
CCI Group Inc	126,890	542,603
Chiba Bank Ltd/The	285,349	2,787,573
Chugin Financial Group Inc	81,995	1,143,918
Daishi Hokuetsu Financial Group Inc	106,524	1,028,536
Fukuoka Financial Group Inc	87,572	2,548,572
Gunma Bank Ltd/The	162,818	1,691,465
Hachijuni Bank Ltd/The	181,827	1,832,900
Hirogin Holdings Inc	129,096	1,206,270
Hokuhoku Financial Group Inc	52,008	1,275,311
Hyakugo Bank Ltd/The	122,885	761,503
Hyakujushi Bank Ltd/The	13,300	466,031
Iyogin Holdings Inc	122,717	1,916,682
Japan Post Bank Co Ltd	870,377	9,759,338
Juroku Financial Group Inc	17,870	651,673
Keiyo Bank Ltd/The	52,405	442,064
Kiyo Bank Ltd/The	36,380	708,195
Kyoto Financial Group Inc	115,278	2,336,827
Kyushu Financial Group Inc	180,977	1,037,761
Mebuki Financial Group Inc	425,958	2,658,679
Mitsubishi UFJ Financial Group Inc	5,623,418	84,943,308
Mizuho Financial Group Inc	1,233,458	41,315,268
Musashino Bank Ltd/The	20,463	551,044
Nanto Bank Ltd/The	13,896	462,569
Nishi-Nippon Financial Holdings Inc	59,051	1,010,814
North Pacific Bank Ltd	140,511	658,289
Ogaki Kyoritsu Bank Ltd/The	19,953	477,753
Rakuten Bank Ltd (b)	47,886	2,636,511
Resona Holdings Inc	1,023,533	9,919,192
San-In Godo Bank Ltd/The	79,106	695,533
Senshu Ikeda Holdings Inc	135,955	586,659
Seven Bank Ltd	332,720	611,206
Shiga Bank Ltd/The	18,704	756,122
Shizuoka Financial Group Inc	220,011	2,962,318
Sumitomo Mitsui Financial Group Inc	1,809,191	48,981,692
Sumitomo Mitsui Trust Group Inc	314,744	8,644,937
Suruga Bank Ltd	72,837	728,323
Toho Bank Ltd/The	157,845	467,052
Tokyo Kiraboshi Financial Group Inc	11,931	568,253
TOMONY Holdings Inc	114,361	506,836
Yamaguchi Financial Group Inc	87,498	1,003,522
Yokohama Financial Group Inc	517,384	3,763,464
		250,528,260
Capital Markets - 0.2%
Daiwa Securities Group Inc	647,263	4,995,908
JAFCO Group Co ltd	25,445	397,748
Japan Exchange Group Inc	492,012	5,486,507
Matsui Securities Co Ltd	57,022	284,166
Monex Group Inc	96,273	443,539
Nihon M&A Center Holdings Inc	155,770	734,427
Nomura Holdings Inc	1,466,821	10,467,388
Okasan Securities Group Inc	75,930	340,948
SBI Holdings Inc	138,779	6,226,189
Tokai Tokyo Financial Holdings Inc	113,306	420,550
		29,797,370
Consumer Finance - 0.0%
Acom Co Ltd	205,166	585,637
AEON Financial Service Co Ltd	54,056	528,950
Aiful Corp	173,192	510,215
Credit Saison Co Ltd	63,321	1,547,792
Jaccs Co Ltd	13,680	358,177
Marui Group Co Ltd	77,238	1,481,510
		5,012,281
Financial Services - 0.1%
Financial Partners Group Co Ltd (c)	32,477	450,982
Fuyo General Lease Co Ltd	26,832	702,531
GMO Payment Gateway Inc	20,504	1,121,194
Japan Securities Finance Co Ltd	47,944	551,274
Mitsubishi HC Capital Inc	407,335	3,187,632
Mizuho Leasing Co Ltd	74,901	600,724
ORIX Corp	565,844	13,841,704
Ricoh Leasing Co Ltd	8,144	299,105
Sony Financial Group Inc (b)	2,946,415	2,971,078
Tokyo Century Corp	72,113	852,572
Zenkoku Hosho Co Ltd	54,232	1,115,185
		25,693,981
Insurance - 0.5%
Dai-ichi Life Holdings Inc	1,723,460	12,133,892
Japan Post Holdings Co Ltd	869,112	8,157,618
Japan Post Insurance Co Ltd	92,930	2,407,219
LIFENET INSURANCE CO (b)	35,793	437,106
Ms&Ad Insurance Group Holdings Inc	628,099	12,947,923
Sompo Holdings Inc	434,427	13,239,368
T&D Holdings Inc	242,343	5,222,381
Tokio Marine Holdings Inc	899,616	33,549,558
		88,095,065
TOTAL FINANCIALS		399,126,957

Health Care - 0.9%
Biotechnology - 0.0%
GNI Group Ltd (b)	22,107	349,443
Peptidream Inc (b)	50,273	508,732
SanBio Co Ltd (b)(c)	26,500	486,633
		1,344,808
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	109,811	1,743,609
Fukuda Denshi Co Ltd	8,250	373,662
Hogy Medical Co Ltd	10,845	376,489
Hoya Corp	168,375	27,406,962
Mani Inc	49,816	476,793
Menicon Co Ltd	32,546	253,846
Nakanishi Inc	36,744	487,107
Nihon Kohden Corp	83,866	970,301
Nipro Corp	78,323	764,629
Olympus Corp	561,229	6,917,491
Paramount Bed Holdings Co Ltd	21,586	495,143
Sysmex Corp	249,326	2,779,377
Terumo Corp	654,393	10,562,507
		53,607,916
Health Care Providers & Services - 0.0%
Alfresa Holdings Corp	81,911	1,156,831
As One Corp	31,225	510,285
H.U. Group Holdings Inc	30,100	734,385
Medipal Holdings Corp	90,076	1,467,074
Ship Healthcare Holdings Inc	37,803	565,046
Suzuken Co Ltd/Aichi Japan	29,010	1,102,158
Toho Holdings Co Ltd	25,307	812,202
		6,347,981
Health Care Technology - 0.0%
JMDC Inc	13,740	436,870
M3 Inc	214,671	3,008,584
Medley Inc (b)(c)	14,284	195,198
		3,640,652
Pharmaceuticals - 0.6%
Astellas Pharma Inc	885,922	9,273,501
Chugai Pharmaceutical Co Ltd	329,501	15,080,517
Daiichi Sankyo Co Ltd	837,103	19,996,820
Eisai Co Ltd	128,164	3,806,549
Hisamitsu Pharmaceutical Co Inc	26,167	679,856
Kaken Pharmaceutical Co Ltd	13,770	327,474
Kissei Pharmaceutical Co Ltd	15,185	396,597
Kyowa Kirin Co Ltd	113,277	1,750,865
Mochida Pharmaceutical Co Ltd	13,092	250,439
Nippon Shinyaku Co Ltd	25,894	541,202
Nxera Pharma Co Ltd (b)	37,861	220,125
Ono Pharmaceutical Co Ltd	187,090	2,283,136
Otsuka Holdings Co Ltd	212,961	11,571,834
Santen Pharmaceutical Co Ltd	150,159	1,470,313
Sawai Group Holdings Co Ltd	57,563	687,088
Shionogi & Co Ltd	368,307	6,165,934
Sumitomo Pharma Co Ltd (b)	90,500	989,211
Takeda Pharmaceutical Co Ltd	773,800	20,882,936
Towa Pharmaceutical Co Ltd	13,523	248,681
Tsumura & CO	29,736	689,807
		97,312,885
TOTAL HEALTH CARE		162,254,242

Industrials - 3.8%
Air Freight & Logistics - 0.0%
AZ-COM MARUWA Holdings Inc	28,970	193,246
Hamakyorex Co Ltd	40,208	399,445
Mitsui-Soko Holdings Co Ltd	26,959	707,781
NIPPON EXPRESS HOLDINGS INC	102,985	2,189,877
Sankyu Inc	22,227	1,134,931
SBS Holdings Inc	10,500	230,971
Senko Group Holdings Co Ltd	66,202	864,307
SG Holdings Co Ltd	143,182	1,316,055
Yamato Holdings Co Ltd	113,583	1,659,782
		8,696,395
Building Products - 0.2%
Agc Inc	96,190	3,008,474
Bunka Shutter Co Ltd	32,844	433,700
Central Glass Co Ltd	14,589	304,825
Daikin Industries Ltd	129,429	15,037,069
Lixil Corp	136,825	1,518,206
Nichias Corp	27,147	1,015,348
Nichiha Corp	17,229	306,770
Nitto Boseki Co Ltd	11,582	657,598
Sanwa Holdings Corp	95,159	2,599,568
Sinko Industries Ltd	37,136	310,611
Takara Standard Co Ltd	19,909	321,934
Takasago Thermal Engineering Co Ltd	45,398	1,348,006
TOTO Ltd	65,668	1,671,634
		28,533,743
Commercial Services & Supplies - 0.1%
ALSOK Co Ltd	180,764	1,235,707
Dai Nippon Printing Co Ltd	191,178	3,199,946
Daiei Kankyo Co Ltd	23,164	515,557
Daiseki Co Ltd	23,179	488,066
Duskin Co Ltd	21,488	518,272
Japan Elevator Service Holdings Co Ltd	72,178	851,233
Kokuyo Co Ltd	167,916	964,283
Okamura Corp	30,714	450,018
Park24 Co Ltd	63,764	745,589
Pilot Corp	17,894	541,081
Prestige International Inc	79,866	343,593
Secom Co Ltd	202,386	6,846,008
TOPPAN Holdings Inc	116,671	2,861,699
		19,561,052
Construction & Engineering - 0.2%
Chudenko Corp	17,609	481,045
COMSYS Holdings Corp	56,545	1,428,393
Dai-Dan Co Ltd	14,257	633,706
EXEO Group Inc	93,211	1,344,546
Hazama Ando Corp	71,848	805,149
INFRONEER Holdings Inc	95,686	1,026,338
JGC Holdings Corp	120,452	1,221,246
Kajima Corp	208,062	6,718,037
Kandenko Co Ltd	51,601	1,579,404
Kinden Corp	59,654	2,391,424
Kraftia Corp	21,791	1,153,533
Kumagai Gumi Co Ltd	67,016	609,236
MIRAIT ONE corp	48,324	938,039
Nippon Densetsu Kogyo Co Ltd	23,109	432,010
Nishimatsu Construction Co Ltd	15,568	535,298
Obayashi Corp	319,201	5,410,116
Okumura Corp	16,503	523,650
Penta-Ocean Construction Co Ltd	137,056	1,257,970
Raito Kogyo Co Ltd	18,767	392,730
Sanki Engineering Co Ltd	20,740	714,616
Shimizu Corp	250,783	3,374,204
SHO-BOND Holdings Co Ltd	19,313	613,565
Sumitomo Densetsu Co Ltd	9,500	598,566
Taikisha Ltd	26,820	531,666
Taisei Corp	76,863	5,603,504
Toa Corp/Tokyo	33,800	518,920
Toda Corp	111,046	749,025
Tokyu Construction Co Ltd	52,974	360,585
Totetsu Kogyo Co Ltd	13,305	365,626
Toyo Construction Co Ltd	32,725	369,486
West Holdings Corp	12,600	120,759
Yokogawa Bridge Holdings Corp	25,204	450,404
		43,252,796
Electrical Equipment - 0.3%
Daihen Corp	9,622	632,476
Fuji Electric Co Ltd	66,613	4,780,610
Fujikura Ltd	123,864	17,015,125
Furukawa Electric Co Ltd	32,870	2,346,181
Idec Corp/Japan	29,208	445,578
Mabuchi Motor Co Ltd	48,035	849,987
Mitsubishi Electric Corp	933,045	26,136,884
NIDEC CORP	411,770	5,031,230
Nitto Kogyo Corp	17,242	413,401
Sinfonia Technology Co Ltd	10,882	752,723
SWCC Corp	15,807	771,323
Ushio Inc	38,685	642,742
		59,818,260
Ground Transportation - 0.3%
Central Japan Railway Co	376,346	9,196,801
East Japan Railway Co	472,077	11,505,556
Fukuyama Transporting Co Ltd	12,869	319,408
Hankyu Hanshin Holdings Inc	119,593	3,209,634
Keikyu Corp	106,985	997,583
Keio Corp	53,092	1,259,863
Keisei Electric Railway Co Ltd	195,164	1,555,132
Kintetsu Group Holdings Co Ltd	92,539	1,754,284
Kyushu Railway Co	74,519	1,889,207
Nagoya Railroad Co Ltd	100,721	1,100,931
Nankai Electric Railway Co Ltd	53,185	960,961
Nikkon Holdings Co Ltd (c)	50,404	1,136,878
Nishi-Nippon Railroad Co Ltd	38,862	563,601
Odakyu Electric Railway Co Ltd	162,648	1,720,305
Seibu Holdings Inc	103,832	3,652,412
Seino Holdings Co Ltd	56,462	797,964
Sotetsu Holdings Inc	47,657	799,077
Tobu Railway Co Ltd	95,875	1,545,036
Tokyo Metro Co Ltd (c)	141,700	1,489,087
Tokyu Corp	249,253	2,775,408
West Japan Railway Co	208,241	4,271,298
		52,500,426
Industrial Conglomerates - 0.5%
Hikari Tsushin Inc	8,524	2,256,695
Hitachi Ltd	2,249,136	77,612,778
Keihan Holdings Co Ltd	47,169	955,256
Nisshinbo Holdings Inc	87,711	693,788
Sekisui Chemical Co Ltd	185,835	3,225,674
TOKAI Holdings Corp	50,099	331,913
		85,076,104
Machinery - 1.1%
Amada Co Ltd	156,644	1,873,304
CKD Corp	32,764	704,774
Daifuku Co Ltd	159,442	5,098,502
DMG Mori Co Ltd	68,886	1,072,782
Ebara Corp	227,718	6,104,101
FANUC Corp	458,643	15,305,580
Fuji Corp/Aichi	39,212	762,689
Fujitec Co Ltd	30,323	1,114,657
Galilei Co Ltd	13,040	303,767
Glory Ltd	23,542	563,535
Harmonic Drive Systems Inc	30,691	567,976
Hino Motors Ltd (b)	157,613	358,978
Hitachi Construction Machinery Co Ltd	47,118	1,538,191
Hoshizaki Corp	52,981	1,866,763
IHI Corp	506,983	10,576,538
Japan Steel Works Ltd/The	32,097	2,111,891
Kanadevia Corp	85,397	634,479
Kawasaki Heavy Industries Ltd	75,095	6,042,294
Kitz Corp	37,840	425,028
Komatsu Ltd	465,476	15,570,626
Kubota Corp	482,572	6,264,261
Kurita Water Industries Ltd	51,723	1,966,085
Kyokuto Kaihatsu Kogyo Co Ltd	25,372	425,254
Makino Milling Machine Co Ltd	10,964	796,813
Makita Corp	111,131	3,371,933
Max Co Ltd	13,690	496,575
Meidensha Corp	18,052	718,050
MINEBEA MITSUMI Inc	178,340	3,536,481
MISUMI Group Inc	143,952	2,253,016
Mitsubishi Heavy Industries Ltd	1,573,534	47,504,496
Mitsubishi Logisnext Co Ltd	20,100	200,725
Mitsuboshi Belting Ltd	14,251	343,537
Mitsui E&S Co Ltd	44,800	1,833,163
Miura Co Ltd	43,024	835,159
Nabtesco Corp	55,668	1,398,654
Namura Shipbuilding Co Ltd	23,458	799,134
NGK Insulators Ltd	112,151	1,896,473
Nomura Micro Science Co Ltd	14,100	360,940
Noritake Co Ltd	13,171	413,223
NSK Ltd	199,683	1,009,882
NTN Corp	237,241	531,718
OKUMA Corp	21,750	486,203
Organo Corp	12,451	1,072,930
OSG Corp	34,985	507,942
Shibaura Machine Co Ltd	12,231	340,478
Shinmaywa Industries Ltd	32,720	426,543
SMC Corp	28,339	9,701,078
Star Micronics Co Ltd	21,627	233,516
Sumitomo Heavy Industries Ltd	57,316	1,536,386
Tadano Ltd	51,018	355,547
Takeuchi Manufacturing Co Ltd	18,259	754,720
Takuma Co Ltd	30,122	462,649
THK Co Ltd	53,106	1,419,055
Tocalo Co Ltd	32,437	476,736
Toyota Industries Corp	78,957	8,620,151
Tsubakimoto Chain Co	43,247	606,710
Tsurumi Manufacturing Co Ltd	19,600	247,496
Yaskawa Electric Corp	112,772	3,106,334
		179,906,501
Marine Transportation - 0.1%
Iino Kaiun Kaisha Ltd	41,132	335,493
Kawasaki Kisen Kaisha Ltd	166,279	2,387,745
Mitsui OSK Lines Ltd	166,108	4,939,803
Nippon Yusen KK	211,071	7,301,405
		14,964,446
Passenger Airlines - 0.0%
ANA Holdings Inc	78,451	1,470,670
Japan Airlines Co Ltd	70,761	1,275,544
		2,746,214
Professional Services - 0.2%
BayCurrent Inc	69,572	3,189,450
dip Corp	22,121	303,875
Funai Soken Holdings Inc	28,431	448,114
Infomart Corp	115,200	245,186
MEITEC Group Holdings Inc	39,413	808,413
Nomura Co Ltd	59,054	393,540
Open Up Group Inc	35,219	393,303
Persol Holdings Co Ltd	872,842	1,449,356
Recruit Holdings Co Ltd	652,935	32,377,723
SMS Co Ltd	39,678	342,687
Timee Inc (b)(c)	22,400	217,154
TKC Corp	18,409	481,995
Transcosmos Inc	15,014	355,597
UT Group CO Ltd	18,696	333,498
Visional Inc (b)	11,845	823,947
		42,163,838
Trading Companies & Distributors - 0.8%
Hanwa Co Ltd	18,763	784,074
Inaba Denki Sangyo Co Ltd	29,565	871,545
Inabata & Co Ltd	23,409	524,808
ITOCHU Corp	580,394	33,635,058
Kanamoto Co Ltd	16,950	395,401
Kanematsu Corp	43,892	889,460
Marubeni Corp	689,799	17,008,865
Mitsubishi Corp	1,572,903	37,769,579
Mitsui & Co Ltd	1,207,155	29,781,347
MonotaRO Co Ltd	122,762	1,712,788
Nagase & Co Ltd	45,346	991,898
Nishio Holdings Co Ltd	15,264	434,813
Sojitz Corp	110,246	2,930,164
Sumitomo Corp	525,646	15,301,070
Toyota Tsusho Corp	338,499	10,360,780
Trusco Nakayama Corp	32,758	517,377
Yamazen Corp	34,414	319,107
Yuasa Trading Co Ltd	10,395	338,608
		154,566,742
Transportation Infrastructure - 0.0%
Japan Airport Terminal Co Ltd	31,997	995,767
Kamigumi Co Ltd	38,499	1,155,894
Mitsubishi Logistics Corp	121,435	881,745
Sumitomo Warehouse Co Ltd/The	26,420	557,167
		3,590,573
TOTAL INDUSTRIALS		695,377,090

Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 0.6%
Ai Holdings Corp	26,799	466,039
Alps Alpine Co Ltd	93,104	1,175,656
Amano Corp	27,358	726,777
Anritsu Corp	62,124	921,722
Azbil Corp	229,060	2,262,954
Canon Marketing Japan Inc	25,164	1,049,112
Citizen Watch Co Ltd	105,104	731,111
Daiwabo Holdings Co Ltd	40,383	755,986
Dexerials Corp	84,967	1,377,247
Furuno Electric CO Ltd	11,300	657,719
Hamamatsu Photonics KK	141,068	1,584,051
Hirose Electric Co Ltd	14,483	1,945,351
Horiba Ltd	17,374	1,619,476
Hosiden Corp	27,824	444,325
Ibiden Co Ltd	59,548	5,647,226
Japan Aviation Electronics Industry Ltd	25,735	385,248
Jeol Ltd	22,284	752,199
Kaga Electronics Co Ltd	19,468	451,613
Keyence Corp	95,355	35,497,479
Kyocera Corp	629,700	8,376,387
Macnica Holdings Inc	71,453	1,019,565
Maruwa Co Ltd/Aichi	4,216	1,200,155
Maxell Ltd	24,036	349,209
Meiko Electronics Co Ltd	9,697	642,440
Murata Manufacturing Co Ltd	819,396	17,666,932
Nippon Electric Glass Co Ltd	33,349	1,125,266
Oki Electric Industry Co Ltd	39,405	472,267
Omron Corp (c)	88,673	2,479,921
Rigaku Holdings Corp	56,500	362,588
Riken Keiki Co Ltd	18,501	422,578
Ryoyo Ryosan Holdings Inc	21,125	407,668
Shimadzu Corp	115,974	3,123,043
Taiyo Yuden Co Ltd	62,746	1,791,870
TDK Corp	957,735	16,733,756
Topcon Corp (b)	10,400	221,551
Yokogawa Electric Corp	112,992	3,389,540
		118,236,027
IT Services - 0.4%
BIPROGY Inc	39,976	1,617,613
Dentsu Soken Inc	13,834	685,820
Digital Garage Inc	15,068	322,655
DTS Corp	72,160	602,153
Fujitsu Ltd	864,079	22,518,293
Future Corp	22,778	321,620
GMO internet group Inc	32,193	720,901
NEC Corp	636,840	23,215,672
Nomura Research Institute Ltd	185,236	7,152,534
NS Solutions Corp	34,773	877,730
NSD Co Ltd	34,647	741,007
Obic Co Ltd	156,375	4,857,356
Otsuka Corp	113,595	2,248,165
Sakura Internet Inc (c)	13,500	301,343
SCSK Corp	78,125	2,874,874
SHIFT Inc (b)	91,725	634,474
Simplex Holdings Inc	20,391	568,953
TechMatrix Corp	25,453	360,877
TIS Inc	103,819	3,580,546
		74,202,586
Semiconductors & Semiconductor Equipment - 0.8%
Advantest Corp	376,349	56,356,692
Disco Corp	45,348	15,059,308
Ferrotec Corp	22,646	745,021
Japan Material Co Ltd	35,244	442,294
Kokusai Electric Corp	89,900	3,308,759
Lasertec Corp	39,158	7,950,342
Micronics Japan Co Ltd	15,029	893,295
Mitsui High-Tec Inc	50,086	250,901
Renesas Electronics Corp	829,822	10,247,948
Rohm Co Ltd	172,670	2,775,314
Rorze Corp	51,410	720,727
RS Technologies Co Ltd	11,200	280,164
Sanken Electric Co Ltd (b)	11,989	579,029
SCREEN Holdings Co Ltd	40,845	3,892,082
Shibaura Mechatronics Corp	6,375	755,767
Socionext Inc	88,427	2,003,106
SUMCO Corp	182,359	1,866,662
Tokyo Electron Ltd	220,109	48,527,506
Tokyo Seimitsu Co Ltd	20,419	1,412,410
Towa Corp (c)	32,924	507,394
Tri Chemical Laboratories Inc	12,940	251,310
Ulvac Inc	24,137	1,100,112
		159,926,143
Software - 0.1%
Appier Group Inc	36,274	305,520
Cybozu Inc	12,500	249,415
Digital Arts Inc	5,800	284,148
Freee KK (b)	22,951	513,795
Justsystems Corp	12,961	419,250
Money Forward Inc (b)	22,277	650,487
OBIC Business Consultants Co Ltd	15,909	911,740
Oracle Corp Japan	18,948	1,749,595
Rakus Co Ltd	86,878	702,984
Sansan Inc (b)	36,553	432,393
Systena Corp	142,084	489,563
Trend Micro Inc/Japan	62,045	3,173,712
		9,882,602
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	115,036	1,962,800
Canon Inc	422,342	12,148,738
Eizo Corp	19,648	279,210
Elecom Co Ltd	22,405	262,271
FUJIFILM Holdings Corp	548,021	12,701,315
Konica Minolta Inc	246,612	848,764
MCJ Co Ltd	39,031	368,757
Ricoh Co Ltd	261,913	2,250,164
Seiko Epson Corp	144,426	1,833,557
Sun Corp (c)	6,600	370,450
Toshiba TEC Corp	16,568	335,424
Wacom Co Ltd	72,162	392,393
		33,753,843
TOTAL INFORMATION TECHNOLOGY		396,001,201

Materials - 0.7%
Chemicals - 0.5%
ADEKA Corp	42,207	958,018
Aica Kogyo Co Ltd	28,941	681,694
Air Water Inc (Osaka)	93,670	1,309,836
Artience Co Ltd	21,238	433,415
Asahi Kasei Corp	600,655	4,608,880
C Uyemura & Co Ltd	5,601	456,483
Chugoku Marine Paints Ltd	20,575	552,725
Daicel Corp	116,095	1,000,793
Denka Co Ltd	41,944	609,523
DIC Corp	39,349	927,361
Fujimi Inc	34,880	547,723
Fuso Chemical Co Ltd	11,382	378,144
JCU Corp	11,638	343,605
Kaneka Corp	23,758	656,424
Kansai Paint Co Ltd	69,060	1,108,653
KH Neochem Co Ltd	22,453	401,971
Konishi Co Ltd	38,273	306,959
Kuraray Co Ltd	146,059	1,585,125
Kureha Corp	14,695	351,856
Lintec Corp	23,708	603,815
Mitsubishi Chemical Group Corp	635,043	3,321,706
Mitsubishi Gas Chemical Co Inc	74,502	1,381,171
Mitsui Chemicals Inc	91,006	2,153,649
Nihon Parkerizing Co Ltd	56,412	490,141
Nippon Kayaku Co Ltd	68,999	631,069
Nippon Paint Holdings Co Ltd	464,826	2,963,413
Nippon Sanso Holdings Corp	85,100	2,831,697
Nippon Shokubai Co Ltd	61,227	710,362
Nippon Soda Co Ltd	22,094	490,309
Nissan Chemical Corp	61,019	2,065,642
Nitto Denko Corp	348,145	8,706,449
NOF Corp	101,748	1,813,651
Osaka Soda Co Ltd	38,375	410,369
PILLAR Corp /Japan	12,815	404,964
Resonac Holdings Corp	87,642	3,434,365
Sakata INX Corp	25,121	371,493
Shin-Etsu Chemical Co Ltd	826,739	24,850,901
Sumitomo Bakelite Co Ltd	38,148	1,272,838
Sumitomo Chemical Co Ltd	731,261	2,152,359
T Hasegawa Co Ltd	19,504	341,962
Taiyo Holdings Co Ltd	20,075	1,075,721
Takasago International Corp	33,500	328,022
Teijin Ltd	96,845	848,046
Toagosei Co Ltd	49,070	487,166
Tokai Carbon Co Ltd	115,964	777,683
Tokuyama Corp	34,885	868,107
Tokyo Ohka Kogyo Co Ltd	47,691	1,749,382
Toray Industries Inc	682,105	4,187,525
Tosoh Corp	137,704	1,965,796
Toyobo Co Ltd	51,737	384,393
UBE Corp	50,616	745,396
Zeon Corp	74,921	769,823
		92,808,573
Construction Materials - 0.0%
Sumitomo Osaka Cement Co Ltd	19,764	494,389
Taiheiyo Cement Corp	57,941	1,575,697
		2,070,086
Containers & Packaging - 0.0%
FP Corp	27,585	448,383
Fuji Seal International Inc	23,164	407,936
Rengo Co Ltd	103,020	627,907
Toyo Seikan Group Holdings Ltd	52,802	1,185,827
		2,670,053
Metals & Mining - 0.2%
Aichi Steel Corp	16,700	288,032
ARE Holdings Inc	41,068	653,421
Daido Steel Co Ltd	67,418	639,358
Dowa Holdings Co Ltd	27,285	991,474
JFE Holdings Inc	282,896	3,246,393
JX Advanced Metals Corp	277,500	3,698,559
Kobe Steel Ltd	170,202	2,006,177
Maruichi Steel Tube Ltd	86,357	730,989
Mitsubishi Materials Corp	62,496	1,204,420
Mitsui Kinzoku Co Ltd	27,974	2,860,750
Nippon Light Metal Holdings Co Ltd	30,552	446,058
Nippon Steel Corp	2,356,985	9,715,565
Nittetsu Mining Co Ltd	30,000	329,180
Sumitomo Metal Mining Co Ltd	123,299	4,033,412
Tokyo Steel Manufacturing Co Ltd	29,055	256,594
UACJ Corp	73,400	950,185
Yamato Kogyo Co Ltd	18,930	1,195,424
Yodoko Ltd	52,400	442,362
		33,688,353
Paper & Forest Products - 0.0%
Daio Paper Corp	48,148	254,002
Hokuetsu Corp (c)	67,640	359,465
Nippon Paper Industries Co Ltd	54,625	409,041
Oji Holdings Corp	368,249	1,860,003
		2,882,511
TOTAL MATERIALS		134,119,576

Real Estate - 0.5%
Diversified REITs - 0.1%
Activia Properties Inc	998	913,101
Daiwa House REIT Investment Corp	2,134	1,838,915
Hankyu Hanshin REIT Inc	383	440,881
Heiwa Real Estate REIT Inc	576	577,084
Hulic Reit Inc	636	707,767
KDX Realty Investment Corp	1,914	2,116,317
Mirai Corp	1,002	313,714
Mori Trust Reit Inc	1,246	628,215
NIPPON REIT Investment Corp	897	566,336
Nomura Real Estate Master Fund Inc	1,838	1,960,724
NTT UD REIT Investment Corp	668	591,235
Sekisui House Reit Inc	2,010	1,034,281
Star Asia Investment Corp	1,331	529,429
Takara Leben Real Estate Investment Corp	471	284,232
United Urban Investment Corp	1,391	1,683,353
		14,185,584
Hotel & Resort REITs - 0.0%
Hoshino Resorts REIT Inc	323	539,486
Invincible Investment Corp	3,595	1,607,265
Japan Hotel REIT Investment Corp	2,374	1,383,331
		3,530,082
Industrial REITs - 0.0%
CRE Logistics REIT Inc	296	301,551
GLP J-REIT	2,163	1,960,749
Industrial & Infrastructure Fund Investment Corp	1,216	1,129,915
Japan Logistics Fund Inc	1,219	790,202
LaSalle Logiport REIT	887	858,164
Mitsubishi Estate Logistics REIT Investment Corp	737	590,136
Mitsui Fudosan Logistics Park Inc	1,572	1,139,397
Nippon Prologis REIT Inc	3,204	1,862,815
SOSiLA Logistics REIT Inc	384	307,479
		8,940,408
Office REITs - 0.1%
Daiwa Office Investment Corp	259	633,593
Global One Real Estate Investment Corp	489	449,622
Ichigo Office REIT Investment Corp	538	331,297
Japan Excellent Inc	622	593,707
Japan Prime Realty Investment Corp	1,585	1,077,853
Japan Real Estate Investment Corp	3,004	2,477,506
Mori Hills REIT Investment Corp	672	637,508
Nippon Building Fund Inc	3,736	3,447,274
Orix JREIT Inc	2,529	1,711,600
Tokyu REIT Inc	385	494,147
		11,854,107
Real Estate Management & Development - 0.3%
Daito Trust Construction Co Ltd	140,185	2,620,909
Daiwa House Industry Co Ltd	268,766	9,126,290
Heiwa Real Estate Co Ltd	21,652	316,399
Hulic Co Ltd	219,530	2,264,958
Ichigo Inc	115,026	279,896
Kasumigaseki Capital Co Ltd (c)	7,282	397,389
Katitas Co Ltd	26,528	431,891
Leopalace21 Corp	77,184	315,527
Mitsubishi Estate Co Ltd	518,390	10,979,333
Mitsui Fudosan Co Ltd	1,294,081	13,447,997
Nomura Real Estate Holdings Inc	264,870	1,510,744
Relo Group Inc	46,314	498,271
Starts Corp Inc	17,770	551,745
Sumitomo Realty & Development Co Ltd	151,930	6,487,907
Tokyo Tatemono Co Ltd	91,743	1,713,000
Tokyu Fudosan Holdings Corp	275,201	2,212,537
		53,154,793
Residential REITs - 0.0%
Advance Residence Investment Corp	1,357	1,468,741
Comforia Residential REIT Inc	312	657,971
Daiwa Securities Living Investment Corporation	1,020	730,699
Mitsui Fudosan Accommodations Fund Inc	1,153	971,121
		3,828,532
Retail REITs - 0.0%
AEON REIT Investment Corp	738	624,458
Frontier Real Estate Investment Corp	1,159	680,615
Fukuoka REIT Corp	335	410,842
Japan Metropolitan Fund Invest	3,415	2,639,196
		4,355,111
TOTAL REAL ESTATE		99,848,617

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	333,918	4,647,681
Chugoku Electric Power Co Inc/The	156,731	873,101
Hokkaido Electric Power Co Inc	88,951	620,481
Hokuriku Electric Power Co	91,027	506,788
Kansai Electric Power Co Inc/The	468,702	7,322,043
Kyushu Electric Power Co Inc	216,723	2,130,526
Shikoku Electric Power Co Inc	83,297	744,814
Tohoku Electric Power Co Inc	245,591	1,682,851
Tokyo Electric Power Co Holdings Inc (b)	747,316	3,744,096
		22,272,381
Gas Utilities - 0.1%
Nippon Gas Co Ltd	57,481	1,099,752
Osaka Gas Co Ltd	173,425	5,455,612
Toho Gas Co Ltd	35,898	1,071,280
Tokyo Gas Co Ltd	154,625	5,420,052
		13,046,696
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	75,255	1,431,022
TOTAL UTILITIES		36,750,099

TOTAL JAPAN		2,794,227,725
KOREA (SOUTH) - 3.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	109,808	1,170,867
Entertainment - 0.1%
CJ ENM Co Ltd (b)	5,443	267,340
HYBE Co Ltd	11,486	2,740,387
JYP Entertainment Corp	14,718	833,079
Kakao Games Corp (b)	24,295	273,843
Krafton Inc (b)	14,058	2,714,697
NCSoft Corp	6,442	993,844
Netmarble Corp (e)(f)	15,211	575,763
Pearl Abyss Corp (b)	18,826	455,746
SM Entertainment Co Ltd	6,431	537,694
YG Entertainment Inc	6,574	420,862
		9,813,255
Interactive Media & Services - 0.1%
Kakao Corp	152,977	6,967,803
NAVER Corp	70,266	13,150,970
		20,118,773
Media - 0.0%
Cheil Worldwide Inc	40,237	572,900
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	26,465	965,876
TOTAL COMMUNICATION SERVICES		32,641,671

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Hankook Tire & Technology Co Ltd	37,288	1,209,226
HL Mando Co Ltd	22,988	620,032
Hyundai Mobis Co Ltd	29,668	6,559,401
Hyundai Wia Corp	13,390	548,993
		8,937,652
Automobiles - 0.2%
Hyundai Motor Co	63,859	12,957,132
Kia Corp	117,735	9,876,738
		22,833,870
Broadline Retail - 0.0%
Hyundai Department Store Co Ltd	7,468	422,187
Lotte Shopping Co Ltd	6,037	274,973
Shinsegae Inc	3,527	428,641
		1,125,801
Distributors - 0.0%
Silicon2 Co Ltd (b)	16,490	519,184
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(e)(f)	95,828	2,434,007
Hana Tour Service Inc	10,361	345,787
Hanjin Kal Corp	11,371	832,979
Kangwon Land Inc	51,505	608,290
Lotte Tour Development Co Ltd (b)	28,223	358,203
Paradise Co Ltd	27,156	351,311
		4,930,577
Household Durables - 0.0%
Coway Co Ltd	26,612	1,660,853
LG Electronics Inc	54,486	3,339,472
		5,000,325
Specialty Retail - 0.0%
Hotel Shilla Co Ltd (b)	15,996	545,041
Textiles, Apparel & Luxury Goods - 0.0%
DI Dong Il Corp	9,240	116,885
F&F Co Ltd	8,722	374,081
Misto Holdings Corp	19,730	508,000
Youngone Corp	12,366	500,087
		1,499,053
TOTAL CONSUMER DISCRETIONARY		45,391,503

Consumer Staples - 0.1%
Beverages - 0.0%
Hite Jinro Co Ltd	26,583	350,221
Consumer Staples Distribution & Retail - 0.0%
BGF retail Co Ltd	4,815	349,016
Dongsuh Cos Inc	18,830	355,716
E-MART Inc	10,499	530,364
GS Retail Co Ltd	25,693	318,721
		1,553,817
Food Products - 0.0%
Binggrae Co Ltd	3,842	194,350
CJ CheilJedang Corp	4,431	711,497
NongShim Co Ltd	1,670	509,438
Orion Corp/Republic of Korea	12,861	893,537
Otoki Corp	1,475	400,933
Samyang Foods Co Ltd	2,046	1,929,677
		4,639,432
Personal Care Products - 0.1%
Amorepacific Corp	14,385	1,216,816
Amorepacific Holdings Corp	17,726	315,016
APR Corp/Korea	12,174	2,172,013
Cosmax Inc	4,406	630,415
Kolmar Korea Co Ltd	8,189	441,174
LG H&H Co Ltd	5,404	1,075,688
VT Co Ltd (b)	12,561	219,712
		6,070,834
Tobacco - 0.0%
KT&G Corp	48,612	4,564,411
TOTAL CONSUMER STAPLES		17,178,715

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	21,389	3,067,843
S-Oil Corp (b)	22,675	1,139,096
SK Innovation Co Ltd	34,036	3,069,589
		7,276,528
Financials - 0.4%
Banks - 0.2%
BNK Financial Group Inc	127,004	1,227,156
Hana Financial Group Inc	141,457	8,462,123
iM Financial Group Co Ltd	87,591	810,788
Industrial Bank of Korea	140,239	1,896,660
JB Financial Group Co Ltd	58,360	916,686
KakaoBank Corp	85,031	1,377,264
KB Financial Group Inc	179,046	14,570,046
Shinhan Financial Group Co Ltd	216,636	11,091,863
Woori Financial Group Inc	327,853	5,826,418
		46,179,004
Capital Markets - 0.1%
Daishin Securities Co Ltd	23,546	479,400
KIWOOM Securities Co Ltd	6,961	1,446,495
Korea Investment Holdings Co Ltd	21,040	2,683,621
Mirae Asset Securities Co Ltd	112,892	2,077,340
NH Investment & Securities Co Ltd	72,948	1,038,644
Samsung Securities Co Ltd	32,727	1,770,005
		9,495,505
Financial Services - 0.0%
Meritz Financial Group Inc	39,562	3,058,646
Insurance - 0.1%
DB Insurance Co Ltd	23,748	2,106,857
Hanwha Life Insurance Co Ltd (b)	156,936	332,701
Hyundai Marine & Fire Insurance Co Ltd (b)	29,181	557,380
Korean Reinsurance Co	86,474	641,933
Samsung Fire & Marine Insurance Co Ltd	14,883	4,597,376
Samsung Life Insurance Co Ltd	39,864	4,303,636
		12,539,883
TOTAL FINANCIALS		71,273,038

Health Care - 0.3%
Biotechnology - 0.1%
ABLBio Inc (b)	17,581	1,226,387
Alteogen Inc (b)	19,947	6,817,591
Celltrion Inc	80,280	9,863,264
D&D PharmaTech Inc (b)	2,682	521,666
GI Innovation Inc	25,165	265,865
Green Cross Corp/South Korea	3,284	298,011
Hugel Inc (b)	2,838	520,238
Medytox Inc	3,169	266,510
Naturecell Co Ltd (b)	27,082	468,022
OliX Pharmaceuticals Inc (b)	8,022	665,104
PharmaResearch Co Ltd	3,630	1,374,019
Seegene Inc	16,703	295,668
SK Bioscience Co Ltd (b)	14,400	510,810
Voronoi Inc (b)	6,063	831,443
		23,924,598
Health Care Equipment & Supplies - 0.0%
Classys Inc	13,759	474,594
HLB Inc (b)	60,362	2,052,526
		2,527,120
Health Care Providers & Services - 0.0%
Chabiotech Co Ltd (b)	39,622	340,704
Hanmi Science Co ltd	11,020	303,785
		644,489
Health Care Technology - 0.0%
Lunit Inc (b)	14,026	421,489
Life Sciences Tools & Services - 0.1%
LigaChem Biosciences Inc (b)	13,079	1,339,690
Peptron Inc (b)	10,810	2,045,887
Samsung Biologics Co Ltd (b)(d)(e)(f)	8,705	7,436,580
		10,822,157
Pharmaceuticals - 0.1%
Caregen Co Ltd	8,162	370,621
Celltrion Pharm Inc	13,224	590,299
Chong Kun Dang Pharmaceutical Corp	5,081	294,353
Daewoong Pharmaceutical Co Ltd	3,268	318,738
Hanall Biopharma Co Ltd (b)	19,515	565,272
Hanmi Pharm Co Ltd	3,135	932,213
HK inno N Corp	9,242	319,434
Mezzion Pharma Co Ltd (b)	11,779	510,138
Oscotec Inc (b)	18,137	520,281
Sam Chun Dang Pharm Co Ltd	7,557	1,237,240
SK Biopharmaceuticals Co Ltd (b)	15,946	1,288,614
ST Pharm Co Ltd	7,263	514,771
Yuhan Corp	27,762	2,292,037
		9,754,011
TOTAL HEALTH CARE		48,093,864

Industrials - 0.8%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	16,235	11,120,485
Hanwha Systems Co Ltd	38,156	1,599,110
Korea Aerospace Industries Ltd	36,149	2,615,204
LIG Nex1 Co Ltd	6,470	2,349,419
		17,684,218
Air Freight & Logistics - 0.0%
Cj Logistics Corp	7,107	409,734
Hyundai Glovis Co Ltd	18,236	2,408,909
		2,818,643
Commercial Services & Supplies - 0.0%
KEPCO Plant Service & Engineering Co Ltd	11,557	409,960
S-1 Corp	10,419	546,734
		956,694
Construction & Engineering - 0.0%
Daewoo Engineering & Construction Co Ltd (b)	107,413	281,823
DL E&C Co Ltd	15,789	471,706
GS Engineering & Construction Corp	35,428	463,281
HDC Hyundai Development Co-Engineering & Construction	20,558	277,317
Hyundai Engineering & Construction Co Ltd	37,903	1,864,309
KEPCO Engineering & Construction Co Inc	7,536	538,866
Samsung E&A Co Ltd	77,641	1,409,669
		5,306,971
Electrical Equipment - 0.4%
CS Wind Corp	12,803	391,007
Doosan Enerbility Co Ltd (b)	220,896	13,708,826
Doosan Fuel Cell Co Ltd (b)	22,313	666,614
Ecopro BM Co Ltd (b)(c)	24,307	2,721,072
Ecopro Co Ltd (c)	52,692	3,244,263
Ecopro Materials Co Ltd (b)	12,036	530,532
HD Hyundai Electric Co Ltd	11,631	7,079,868
Hyosung Heavy Industries Corp	2,745	4,100,426
Iljin Electric Co Ltd	12,370	498,518
L&F Co Ltd (b)	12,239	1,045,563
LG Energy Solution Ltd (b)(c)	23,190	7,674,511
LS Corp	9,455	1,382,600
LS Electric Co Ltd	7,778	2,367,260
POSCO Future M Co Ltd (b)	17,592	2,664,783
Sanil Electric Co Ltd	5,261	576,801
Shinsung Delta Tech Co Ltd	8,585	329,162
SK IE Technology Co Ltd (b)(e)(f)	17,851	383,433
Taihan Cable & Solution Co Ltd (b)	43,011	728,255
		50,093,494
Industrial Conglomerates - 0.1%
CJ Corp	6,491	775,236
Doosan Co Ltd	3,829	2,542,379
GS Holdings Corp	26,249	880,623
Hanwha Corp	15,905	1,063,850
LG Corp	43,039	2,418,057
Lotte Corp	16,603	339,783
Samsung C&T Corp	42,278	6,685,157
SK Inc	17,765	3,088,733
SK Square Co Ltd (b)	45,778	8,327,582
		26,121,400
Machinery - 0.2%
BHI Co Ltd (b)	9,223	327,166
Doosan Bobcat Inc	27,321	1,152,664
Doosan Robotics Inc (b)	11,258	614,391
Hanwha Engine (b)	26,149	903,797
Hanwha Ocean Co Ltd (b)	60,622	5,836,298
HD Hyundai Construction Equipment Co Ltd	5,768	403,565
HD Hyundai Heavy Industries Co Ltd	11,012	4,622,812
HD Hyundai Infracore Co Ltd	65,644	699,953
HD HYUNDAI MIPO	11,897	2,010,219
HD Korea Shipbuilding & Offshore Engineering Co Ltd	21,024	6,972,403
HD-Hyundai Marine Engine (b)	10,194	708,244
Hyundai Elevator Co Ltd	11,454	606,655
Hyundai Rotem Co Ltd	37,798	6,095,769
People & Technology Inc	11,414	345,392
Rainbow Robotics (b)	4,228	1,291,243
Samsung Heavy Industries Co Ltd (b)	350,321	7,242,899
SFA Engineering Corp	11,739	203,279
		40,036,749
Marine Transportation - 0.0%
HMM Co Ltd	125,189	1,799,976
Pan Ocean Co Ltd	217,370	582,488
		2,382,464
Passenger Airlines - 0.0%
Asiana Airlines Inc (b)	46,181	284,661
Korean Air Lines Co Ltd	100,610	1,559,207
		1,843,868
Trading Companies & Distributors - 0.0%
LX INTERNATIONAL CORP	23,399	493,598
Posco International Corp	27,929	1,074,748
		1,568,346
TOTAL INDUSTRIALS		148,812,847

Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 0.1%
Daeduck Electronics Co Ltd / New	21,058	559,136
Daejoo Electronic Materials Co Ltd	6,497	343,655
Hanwha Vision Co Ltd (b)	17,322	610,826
IsuPetasys Co Ltd	26,857	2,140,277
LG Display Co Ltd (b)	151,401	1,542,985
LG Innotek Co Ltd	7,814	1,317,587
Park Systems Corp	2,663	453,690
Robotis Co Ltd (b)	5,168	797,297
Robotis Co Ltd rights 11/10/2025 (b)	483	38,423
Samsung Electro-Mechanics Co Ltd	28,302	4,851,455
Samsung SDI Co Ltd	32,304	7,277,814
SOLUM Co Ltd (b)	28,032	351,071
		20,284,216
IT Services - 0.0%
Hyundai Autoever Corp	3,680	523,963
Posco DX Co Ltd	27,294	502,240
Samsung SDS Co Ltd	21,350	2,733,618
		3,759,821
Semiconductors & Semiconductor Equipment - 0.6%
DB HiTek Co Ltd	18,589	764,755
Eo Technics Co Ltd	4,598	759,224
Eugene Technology Co Ltd	9,410	624,805
GemVax & Kael Co Ltd (b)	15,310	516,846
Hana Micron Inc	30,118	619,530
Hanmi Semiconductor Co Ltd (c)	21,133	2,124,744
HPSP Co Ltd	25,238	610,970
ISC Co Ltd	6,264	349,300
Jusung Engineering Co Ltd	15,491	332,741
Koh Young Technology Inc	27,362	319,708
LEENO Industrial Inc	26,621	1,074,704
LX Semicon Co Ltd	9,724	389,842
S&S Tech Corp	7,747	304,078
SK Hynix Inc	268,281	104,927,780
TechWing Inc	20,829	973,495
WONIK IPS Co Ltd	16,485	740,479
		115,433,001
Software - 0.0%
Douzone Bizon Co Ltd	9,928	618,911
Technology Hardware, Storage & Peripherals - 1.0%
CosmoAM&T Co Ltd (b)	13,070	507,525
Samsung Electronics Co Ltd	2,338,097	175,857,037
		176,364,562
TOTAL INFORMATION TECHNOLOGY		316,460,511

Materials - 0.1%
Chemicals - 0.1%
Dongjin Semichem Co Ltd	19,243	576,243
Enchem Co Ltd (b)	7,125	429,217
Han Kuk Carbon Co Ltd	18,114	463,857
Hansol Chemical Co Ltd	4,550	740,156
Hanwha Solutions Corp	55,082	1,179,288
Hyosung TNC Corp	1,809	263,264
ISU Specialty Chemical (b)	9,796	379,706
KCC Corp	2,547	783,207
Kolon Industries Inc	9,692	241,408
Kum Yang Co Ltd (b)(d)	19,256	133,380
Kumho Petrochemical Co Ltd	7,424	602,538
LG Chem Ltd	18,622	5,179,076
Lotte Chemical Corp	9,540	471,907
LOTTE Fine Chemical Co Ltd	10,367	330,755
OCI Holdings Co Ltd	6,727	537,497
SKC Co Ltd (b)	9,542	852,548
Soulbrain Co Ltd	2,184	432,442
		13,596,489
Metals & Mining - 0.0%
Hyundai Steel Co	43,362	1,001,180
Korea Zinc Co Ltd	1,952	1,410,811
Poongsan Corp	8,284	637,560
POSCO Holdings Inc	36,098	7,826,340
		10,875,891
TOTAL MATERIALS		24,472,380

Real Estate - 0.0%
Diversified REITs - 0.0%
SK REITs Co Ltd	104,553	386,973
Industrial REITs - 0.0%
ESR Kendall Square REIT Co Ltd	99,064	302,198
Retail REITs - 0.0%
LOTTE Reit Co Ltd	98,122	264,655
TOTAL REAL ESTATE		953,826

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	127,305	3,798,729
Gas Utilities - 0.0%
Korea Gas Corp	14,509	423,314
TOTAL UTILITIES		4,222,043

TOTAL KOREA (SOUTH)		716,776,926
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Kuwait Telecommunications Co	186,050	360,273
Mobile Telecommunications Co KSCP	951,173	1,646,529
		2,006,802
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Humansoft Holding Co KSC	56,703	457,321
Specialty Retail - 0.0%
Ali Alghanim Sons Automotive Co KSCC	84,663	296,148
TOTAL CONSUMER DISCRETIONARY		753,469

Financials - 0.2%
Banks - 0.2%
Al Ahli Bank of Kuwait KSCP	733,960	686,704
Boubyan Bank KSCP	745,471	1,740,040
Burgan Bank SAK	635,878	489,217
Gulf Bank KSCP	1,005,450	1,150,490
Kuwait Finance House KSCP	5,298,458	13,870,129
Kuwait International Bank KSCP	472,137	410,955
Kuwait Projects Co Holding KSCP (b)	1,271,988	364,906
National Bank of Kuwait SAKP	4,032,100	13,801,809
Warba Bank KSCP	1,212,405	1,142,250
		33,656,500
Capital Markets - 0.0%
Boursa Kuwait Securities Co KPSC	54,955	720,371
TOTAL FINANCIALS		34,376,871

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	2,194,343	651,203
Agility Public Warehousing Co KSC	789,870	388,819
		1,040,022
Electrical Equipment - 0.0%
Gulf Cables & Electrical Industries Group Co. KSCP	55,466	406,841
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	1,045,505	991,824
TOTAL INDUSTRIALS		2,438,687

Materials - 0.0%
Chemicals - 0.0%
Boubyan Petrochemicals Co KSCP	201,264	402,200
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Commercial Real Estate Co KSC	777,483	539,866
Kuwait Real Estate Co KSC	491,130	680,457
Mabanee Co KPSC	327,212	1,074,173
Salhia Real Estate Co KSCP	257,785	352,117
		2,646,613
TOTAL KUWAIT		42,624,642
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
RTL Group SA (Germany) (c)	19,892	766,959
SES SA Series A depository receipt	187,382	1,435,226
		2,202,185
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (e)(f)	107,594	1,797,024
Reinet Investments SCA (South Africa)	67,182	2,148,623
		3,945,647
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	57,537	4,054,806
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	22,766	794,060
ArcelorMittal SA	230,583	8,813,314
		9,607,374
TOTAL LUXEMBOURG		19,810,012
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	1,077,747	5,370,323
Sands China Ltd	1,185,343	3,087,470
SJM Holdings Ltd (b)(c)	1,598,462	582,153
Wynn Macau Ltd	872,171	741,910

TOTAL MACAU		9,781,856
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	583,324	1,016,778
TIME dotCom Bhd	725,603	826,439
		1,843,217
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	1,479,360	886,627
CELCOMDIGI BHD	1,855,545	1,595,024
Maxis Bhd	1,229,717	1,115,789
		3,597,440
TOTAL COMMUNICATION SERVICES		5,440,657

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	1,171,157	945,203
Genting Malaysia Bhd	1,587,309	883,102
		1,828,305
Specialty Retail - 0.0%
MR DIY Group M Bhd (e)(f)	1,734,305	662,581
TOTAL CONSUMER DISCRETIONARY		2,490,886

Consumer Staples - 0.1%
Beverages - 0.0%
Carlsberg Brewery Malaysia Bhd	110,304	435,105
Fraser & Neave Holdings Bhd	73,588	494,804
Heineken Malaysia Bhd	103,632	527,068
		1,456,977
Food Products - 0.1%
IOI Corp Bhd	1,338,094	1,284,417
Kuala Lumpur Kepong Bhd	263,880	1,291,676
Nestle Malaysia Bhd	37,511	1,012,116
PPB Group Bhd	352,300	937,111
QL Resources Bhd	937,850	929,340
SD Guthrie Bhd	1,072,396	1,352,019
United Plantations BHD	142,894	846,173
		7,652,852
TOTAL CONSUMER STAPLES		9,109,829

Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	1,678,358	785,478
Yinson Holdings BHD	613,422	347,137
		1,132,615
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	153,835	833,089
TOTAL ENERGY		1,965,704

Financials - 0.2%
Banks - 0.2%
Alliance Bank Malaysia Bhd	506,089	531,708
AMMB Holdings Bhd	1,295,493	1,763,207
Bank Islam Malaysia Bhd	542,800	285,138
CIMB Group Holdings Bhd	3,996,367	6,965,969
Hong Leong Bank Bhd	331,855	1,629,164
Malayan Banking Bhd	2,922,871	6,888,428
MBSB Bhd	1,568,198	271,476
Public Bank Bhd	7,190,588	7,245,531
RHB Bank Bhd	914,121	1,477,698
		27,058,319
Capital Markets - 0.0%
Bursa Malaysia Bhd	277,348	542,378
TOTAL FINANCIALS		27,600,697

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Hartalega Holdings Bhd	907,524	262,202
Top Glove Corp Bhd	2,906,003	437,149
		699,351
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	1,080,604	2,128,697
Kpj Healthcare Bhd	1,014,094	687,686
		2,816,383
TOTAL HEALTH CARE		3,515,734

Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Frontken Corp Bhd	683,187	737,346
Construction & Engineering - 0.1%
Gamuda Bhd	2,275,494	2,738,417
IJM Corp Bhd	1,303,694	772,006
Sunway Construction Group Bhd	286,900	402,811
		3,913,234
Industrial Conglomerates - 0.0%
Sime Darby Bhd	1,323,329	647,761
Sunway Bhd	1,271,800	1,642,894
		2,290,655
Marine Transportation - 0.0%
MISC Bhd	658,302	1,224,492
Professional Services - 0.0%
Zetrix Ai Bhd	3,169,994	639,600
Trading Companies & Distributors - 0.0%
Chin Hin Group Bhd (b)	581,666	320,833
TOTAL INDUSTRIALS		9,126,160

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
VS Industry Bhd	1,514,985	179,063
VS Industry Bhd warrants 9/5/2026 (b)	141,146	169
		179,232
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	1,529,341	956,751
Malaysian Pacific Industries Bhd	53,742	384,971
ViTrox Corp Bhd	367,382	395,629
		1,737,351
TOTAL INFORMATION TECHNOLOGY		1,916,583

Materials - 0.0%
Chemicals - 0.0%
Hextar Global Bhd	1,162,200	251,143
Petronas Chemicals Group Bhd	1,165,721	1,085,557
Scientex BHD	385,581	312,111
		1,648,811
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	1,834,841	2,773,292
TOTAL MATERIALS		4,422,103

Real Estate - 0.0%
Diversified REITs - 0.0%
Axis Real Estate Investment Trust	845,059	433,829
Real Estate Management & Development - 0.0%
Eco World Development Group Bhd	612,700	301,376
IOI Properties Group Bhd	714,463	358,255
Mah Sing Group Bhd	925,800	229,902
Sime Darby Property Bhd	1,516,800	488,940
SP Setia Bhd Group	1,356,562	280,188
		1,658,661
Retail REITs - 0.0%
IGB Real Estate Investment Trust	864,100	555,021
Pavilion Real Estate Investment Trust	1,018,200	449,778
Sunway Real Estate Investment Trust	927,336	464,997
		1,469,796
TOTAL REAL ESTATE		3,562,286

Utilities - 0.0%
Electric Utilities - 0.0%
Tenaga Nasional Bhd	1,313,596	4,165,366
Gas Utilities - 0.0%
Petronas Gas Bhd	387,852	1,713,291
Independent Power and Renewable Electricity Producers - 0.0%
Mega First Corp BHD	354,368	313,922
Multi-Utilities - 0.0%
YTL Corp Bhd	1,488,166	923,885
YTL Corp Bhd warrants 6/2/2028 (b)	303,613	85,318
YTL Power International Bhd	1,477,269	1,407,427
YTL Power International Bhd warrants 6/2/2028 (b)	225,613	88,612
		2,505,242
TOTAL UTILITIES		8,697,821

TOTAL MALAYSIA		77,848,460
MAURITIUS - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Lighthouse Properties PLC	755,710	352,192
MEXICO - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Operadora De Sites Mexicanos SAB de CV (c)	638,311	573,427
Media - 0.0%
Grupo Televisa SAB	1,178,663	614,121
Megacable Holdings SAB de CV unit	245,675	702,968
		1,317,089
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	8,843,705	10,086,827
TOTAL COMMUNICATION SERVICES		11,977,343

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Alsea SAB de CV	270,352	746,657
Consumer Staples - 0.2%
Beverages - 0.1%
Arca Continental SAB de CV	251,351	2,434,432
Coca-Cola Femsa SAB de CV unit	263,387	2,266,048
Fomento Economico Mexicano SAB de CV unit	852,577	8,042,773
		12,743,253
Consumer Staples Distribution & Retail - 0.1%
Grupo Comercial Chedraui SA de CV	164,800	1,194,941
La Comer SAB de CV (c)	136,708	296,028
Wal-Mart de Mexico SAB de CV Series V	2,553,869	8,443,019
		9,933,988
Food Products - 0.0%
Alfa SAB de CV Series A	1,799,525	1,357,017
Gruma SAB de CV Series B	80,610	1,368,007
Grupo Bimbo SAB de CV (c)	650,385	2,247,476
		4,972,500
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	743,112	1,438,346
TOTAL CONSUMER STAPLES		29,088,087

Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (e)(f)	423,399	1,084,107
Grupo Financiero Banorte SAB de CV	1,244,569	11,713,158
Grupo Financiero Inbursa SAB de CV Series O	903,213	2,193,555
Regional SAB de CV	124,633	927,846
		15,918,666
Capital Markets - 0.0%
Bolsa Mexicana de Valores SAB de CV	266,753	509,140
Consumer Finance - 0.0%
Gentera SAB de CV	556,990	1,325,132
Insurance - 0.0%
Qualitas Controladora SAB de CV	102,591	930,296
TOTAL FINANCIALS		18,683,234

Health Care - 0.0%
Pharmaceuticals - 0.0%
Genomma Lab Internacional SAB de CV	349,648	342,148
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	278,838	1,992,847
Passenger Airlines - 0.0%
Controladora Vuela Cia de Aviacion SAB de CV Series A (b)(c)	489,023	325,340
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	145,870	1,797,534
Grupo Aeroportuario del Pacifico SAB de CV Series B	191,734	3,996,707
Grupo Aeroportuario del Sureste SAB de CV Series B	90,167	2,727,505
Promotora y Operadora de Infraestructura SAB de CV	91,468	1,184,601
		9,706,347
TOTAL INDUSTRIALS		12,024,534

Materials - 0.2%
Chemicals - 0.0%
Controladora Alpek SAB de CV (c)	1,910,725	296,196
Orbia Advance Corp SAB de CV	495,511	450,477
		746,673
Construction Materials - 0.0%
Cemex SAB de CV unit	7,482,345	7,603,772
Metals & Mining - 0.2%
Fresnillo PLC	109,100	3,184,673
Grupo Mexico SAB de CV Series B	1,527,965	13,209,987
Industrias Penoles SAB de CV (b)	98,218	4,065,909
Southern Copper Corp	44,312	6,150,506
		26,611,075
TOTAL MATERIALS		34,961,520

Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	1,429,789	2,074,824
Industrial REITs - 0.0%
FIBRA Macquarie Mexico (e)(f)	395,726	640,923
Prologis Property Mexico SA de CV	511,701	2,043,389
		2,684,312
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV (c)	444,604	1,349,714
TOTAL REAL ESTATE		6,108,850

TOTAL MEXICO		113,932,373
MOROCCO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Aya Gold & Silver Inc (b)	63,063	670,850
NETHERLANDS - 2.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	1,919,792	8,883,767
Entertainment - 0.1%
Universal Music Group NV	544,588	14,606,931
Media - 0.0%
Havas NV	414,025	723,713
TOTAL COMMUNICATION SERVICES		24,214,411

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Basic-Fit NV (b)(c)(e)(f)	27,281	810,034
Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	62,839	4,244,479
Heineken NV	139,851	10,828,984
		15,073,463
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	440,722	18,039,017
Redcare Pharmacy NV (b)(c)(e)(f)	8,031	657,705
		18,696,722
Food Products - 0.0%
JDE Peet's NV	83,877	3,053,180
TOTAL CONSUMER STAPLES		36,823,365

Energy - 0.0%
Energy Equipment & Services - 0.0%
SBM Offshore NV	68,735	1,774,694
Oil, Gas & Consumable Fuels - 0.0%
Koninklijke Vopak NV	31,132	1,409,535
TOTAL ENERGY		3,184,229

Financials - 0.5%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (e)(f)	287,431	8,584,173
ING Groep NV	1,480,665	36,971,727
		45,555,900
Capital Markets - 0.0%
Euronext NV (e)	38,492	5,501,608
Flow Traders Ltd (b)	18,515	509,203
Van Lanschot Kempen NV depository receipt	15,156	885,707
		6,896,518
Financial Services - 0.1%
Adyen NV (b)(e)(f)	12,387	21,224,932
EXOR NV	46,008	3,987,940
		25,212,872
Insurance - 0.1%
ASR Nederland NV	77,186	5,151,273
NN Group NV	131,578	9,005,772
		14,157,045
TOTAL FINANCIALS		91,822,335

Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (b)	30,071	24,612,135
Pharming Group NV (b)	344,118	450,195
		25,062,330
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	379,373	10,392,998
Pharmaceuticals - 0.0%
Pharvaris NV (b)	11,270	250,419
TOTAL HEALTH CARE		35,705,747

Industrials - 0.1%
Air Freight & Logistics - 0.0%
PostNL NV (c)	223,545	247,491
Construction & Engineering - 0.0%
Fugro NV	52,944	540,689
Koninklijke BAM Groep NV	136,276	1,265,268
Koninklijke Heijmans N.V depository receipt	13,038	924,237
		2,730,194
Electrical Equipment - 0.0%
TKH Group NV depository receipt	22,388	990,416
Machinery - 0.0%
Aalberts NV	50,249	1,597,420
Professional Services - 0.1%
Arcadis NV	37,625	1,796,321
Randstad NV	54,387	2,130,805
Wolters Kluwer NV	117,787	14,425,265
		18,352,391
Trading Companies & Distributors - 0.0%
IMCD NV	28,986	3,006,296
TOTAL INDUSTRIALS		26,924,208

Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
ASM International NV	23,168	15,007,983
ASML Holding NV	193,329	204,590,022
BE Semiconductor Industries NV	36,531	6,215,060
		225,813,065
Software - 0.0%
Nebius Group NV Class A (Russia) (b)(d)	84,793	0
TOTAL INFORMATION TECHNOLOGY		225,813,065

Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	84,991	5,627,103
Corbion NV	31,440	639,986
OCI NV	59,939	235,178
		6,502,267
Metals & Mining - 0.0%
AMG Critical Materials NV	15,503	515,000
TOTAL MATERIALS		7,017,267

Real Estate - 0.0%
Retail REITs - 0.0%
Eurocommercial Properties NV	23,227	693,410
Wereldhave NV	24,201	513,831
		1,207,241
TOTAL NETHERLANDS		453,521,902
NEW ZEALAND - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Spark New Zealand Ltd	1,027,027	1,439,905
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	452,936	3,203,621
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	287,675	6,107,477
Health Care Providers & Services - 0.0%
Ryman Healthcare Ltd (b)	476,172	782,045
TOTAL HEALTH CARE		6,889,522

Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (b)	537,830	1,003,341
Passenger Airlines - 0.0%
Air New Zealand Ltd	868,207	295,615
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	826,128	3,838,744
TOTAL INDUSTRIALS		5,137,700

Information Technology - 0.1%
Software - 0.1%
Xero Ltd (b)	81,210	7,704,677
Real Estate - 0.0%
Industrial REITs - 0.0%
Goodman Property Trust	592,242	718,490
Retail REITs - 0.0%
Kiwi Property Group Ltd	971,126	600,184
TOTAL REAL ESTATE		1,318,674

Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	420,334	2,241,797
Mercury NZ Ltd	372,887	1,382,732
		3,624,529
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	642,614	2,176,996
TOTAL UTILITIES		5,801,525

TOTAL NEW ZEALAND		31,495,624
NIGERIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Airtel Africa PLC (e)(f)	431,976	1,569,669
NORWAY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	296,135	4,402,886
Interactive Media & Services - 0.0%
Vend Marketplaces ASA B Shares	84,515	2,911,937
Vend Marketplaces ASA Class A rights 11/13/2025 (b)	41,763	92,965
		3,004,902
TOTAL COMMUNICATION SERVICES		7,407,788

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (e)(f)	86,468	745,234
Consumer Staples - 0.1%
Food Products - 0.1%
Austevoll Seafood ASA	53,387	502,286
Leroy Seafood Group ASA	142,438	670,197
Mowi ASA	229,314	5,039,396
Orkla ASA	341,862	3,466,123
Salmar ASA	33,970	1,909,906
		11,587,908
Energy - 0.1%
Energy Equipment & Services - 0.0%
Aker Solutions ASA	155,717	428,907
DOF Group ASA A Shares	74,169	665,593
Odfjell Drilling Ltd	64,897	522,162
TGS ASA	100,225	866,768
		2,483,430
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	154,858	4,019,268
BLUENORD ASA (c)	13,510	617,531
DNO ASA A Shares	251,020	344,218
Equinor ASA	375,452	8,992,566
Frontline PLC (Norway)	73,357	1,801,833
		15,775,416
TOTAL ENERGY		18,258,846

Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	431,071	10,992,487
SpareBank 1 Nord Norge	53,424	725,207
Sparebank 1 Oestlandet	31,077	544,762
SpareBank 1 SMN	65,427	1,203,093
SpareBank 1 Sor-Norge ASA	102,576	1,764,073
		15,229,622
Insurance - 0.0%
Gjensidige Forsikring ASA	98,177	2,642,155
Protector Forsikring ASA	27,056	1,219,346
Storebrand ASA A Shares	202,773	3,144,916
		7,006,417
TOTAL FINANCIALS		22,236,039

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	216,068	5,525,821
Industrial Conglomerates - 0.0%
Aker ASA A Shares	11,057	859,082
Machinery - 0.0%
AutoStore Holdings Ltd (b)(e)(f)	581,202	564,031
TOMRA Systems ASA	109,234	1,337,219
		1,901,250
Marine Transportation - 0.0%
Hoegh Autoliners ASA	55,461	497,434
MPC Container Ships ASA	224,857	393,028
Stolt-Nielsen Ltd	13,621	457,205
Wallenius Wilhelmsen ASA	55,594	434,961
		1,782,628
Passenger Airlines - 0.0%
Norwegian Air Shuttle ASA	262,733	408,135
TOTAL INDUSTRIALS		10,476,916

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Kitron ASA	97,906	729,758
Norbit ASA	19,507	393,828
		1,123,586
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (b)(c)	89,556	1,299,675
TOTAL INFORMATION TECHNOLOGY		2,423,261

Materials - 0.0%
Chemicals - 0.0%
Elkem ASA (e)(f)	170,490	449,063
Metals & Mining - 0.0%
Norsk Hydro ASA	679,211	4,595,910
TOTAL MATERIALS		5,044,973

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Entra ASA (e)(f)	26,348	292,892
TOTAL NORWAY		78,473,857
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	33,511	8,746,371
Intercorp Financial Services Inc (United States) (f)	19,609	843,775
		9,590,146
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	85,443	1,945,537
Hochschild Mining PLC	169,056	733,782
		2,679,319
TOTAL PERU		12,269,465
PHILIPPINES - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Converge Information and Communications Technology Solutions Inc	1,185,135	257,579
Wireless Telecommunication Services - 0.0%
PLDT Inc	44,419	846,220
TOTAL COMMUNICATION SERVICES		1,103,799

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
DigiPlus Interactive Corp	666,410	237,803
Jollibee Foods Corp	259,574	957,660
		1,195,463
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Puregold Price Club Inc	527,082	342,054
Food Products - 0.0%
Century Pacific Food Inc	692,332	412,738
Monde Nissin Corp (e)(f)	2,142,800	246,364
Universal Robina Corp	449,361	558,740
		1,217,842
TOTAL CONSUMER STAPLES		1,559,896

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Semirara Mining & Power Corp	469,147	264,102
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	1,053,733	1,891,746
BDO Unibank Inc	1,191,056	2,708,352
Metropolitan Bank & Trust Co	911,736	1,071,543
		5,671,641
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Aboitiz Equity Ventures Inc	917,800	445,538
Ayala Corp	123,294	982,832
DMCI Holdings Inc	1,754,526	337,101
GT Capital Holdings Inc	49,389	459,740
JG Summit Holdings Inc	1,380,211	563,044
SM Investments Corp	106,945	1,327,944
		4,116,199
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	501,206	4,524,638
TOTAL INDUSTRIALS		8,640,837

Real Estate - 0.0%
Office REITs - 0.0%
AREIT Inc	539,131	393,952
RL Commercial REIT Inc	3,288,800	410,053
		804,005
Real Estate Management & Development - 0.0%
Ayala Land Inc	3,266,397	1,107,168
SM Prime Holdings Inc	4,967,057	1,895,129
		3,002,297
TOTAL REAL ESTATE		3,806,302

Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	139,848	1,393,490
Water Utilities - 0.0%
Manila Water Co Inc	543,600	321,755
TOTAL UTILITIES		1,715,245

TOTAL PHILIPPINES		23,957,285
POLAND - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cyfrowy Polsat SA (b)(c)	124,771	447,999
Orange Polska SA	305,794	745,068
		1,193,067
Entertainment - 0.0%
CD Projekt SA	31,462	2,162,214
TOTAL COMMUNICATION SERVICES		3,355,281

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(e)(f)	337,177	3,149,907
Specialty Retail - 0.0%
Auto Partner SA (f)	50,512	246,473
CCC SA (b)(c)	26,177	1,070,330
		1,316,803
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	536	2,602,350
TOTAL CONSUMER DISCRETIONARY		7,069,060

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(e)(f)	235,693	2,812,616
Zabka Group SA (b)	153,598	892,141
		3,704,757
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	280,563	7,601,715
Financials - 0.2%
Banks - 0.2%
Alior Bank SA	44,784	1,247,234
Bank Handlowy w Warszawie SA	14,741	415,127
Bank Millennium SA (b)	298,189	1,246,693
Bank Polska Kasa Opieki SA	89,715	4,602,358
mBank SA (b)	7,153	1,900,494
Powszechna Kasa Oszczednosci Bank Polski SA	427,150	8,755,824
Santander Bank Polska SA	20,204	2,665,418
		20,833,148
Capital Markets - 0.0%
XTB SA (e)(f)	37,886	715,043
Consumer Finance - 0.0%
KRUK SA (c)	8,324	1,023,313
Insurance - 0.0%
Powszechny Zaklad Ubezpieczen SA	285,944	4,572,936
TOTAL FINANCIALS		27,144,440

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Diagnostyka SA	8,024	401,526
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	119,146	1,499,683
Construction & Engineering - 0.0%
Budimex SA (c)	6,178	981,320
Professional Services - 0.0%
Benefit Systems SA (b)	1,422	1,207,141
TOTAL INDUSTRIALS		3,688,144

Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	26,541	1,543,733
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	4,665	1,174,145
KGHM Polska Miedz SA (b)	67,620	3,549,455
		4,723,600
Utilities - 0.0%
Electric Utilities - 0.0%
Enea SA	127,322	714,355
PGE Polska Grupa Energetyczna SA (b)	426,035	1,292,064
Tauron Polska Energia SA (b)	513,716	1,391,053
		3,397,472
TOTAL POLAND		62,629,728
PORTUGAL - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NOS SGPS SA	114,794	497,513
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	138,650	3,570,265
Sonae SGPS SA	419,459	683,654
		4,253,919
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	202,138	4,052,937
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	4,140,936	3,652,338
Industrials - 0.0%
Air Freight & Logistics - 0.0%
CTT-Correios de Portugal SA	39,308	342,078
Construction & Engineering - 0.0%
Mota-Engil SGPS SA	43,053	297,750
TOTAL INDUSTRIALS		639,828

Materials - 0.0%
Containers & Packaging - 0.0%
Corticeira Amorim SGPS SA	41,426	347,617
Paper & Forest Products - 0.0%
Navigator Co SA/The (c)	124,119	429,770
TOTAL MATERIALS		777,387

Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	1,543,311	7,667,049
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	209,650	788,997
TOTAL UTILITIES		8,456,046

TOTAL PORTUGAL		22,329,968
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	405,406	1,508,721
Wireless Telecommunication Services - 0.0%
Vodafone Qatar PQSC	928,773	613,485
TOTAL COMMUNICATION SERVICES		2,122,206

Energy - 0.0%
Energy Equipment & Services - 0.0%
Gulf International Services QSC	542,182	460,281
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	294,970	1,215,202
Qatar Gas Transport Co Ltd	1,338,722	1,628,086
		2,843,288
TOTAL ENERGY		3,303,569

Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	2,963,143	1,903,541
Commercial Bank of Qatar	1,573,822	1,789,515
Doha Bank QPSC	1,328,748	916,000
Dukhan Bank	926,192	884,474
Qatar International Islamic Bank QSC	524,981	1,604,789
Qatar Islamic Bank QPSC	870,614	5,853,510
Qatar National Bank QPSC	2,255,940	11,456,285
		24,408,114
Industrials - 0.0%
Construction & Engineering - 0.0%
Estithmar Holding QPSC	467,820	526,924
Industrial Conglomerates - 0.0%
Industries Qatar QSC	717,564	2,502,901
Marine Transportation - 0.0%
Qatar Navigation QSC	475,597	1,449,911
TOTAL INDUSTRIALS		4,479,736

Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	2,635,506	904,802
Metals & Mining - 0.0%
Qatar Aluminum Manufacturing Co	1,335,400	569,223
TOTAL MATERIALS		1,474,025

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	1,075,006	776,508
United Development Co QSC	1,048,231	271,486
		1,047,994
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	217,870	919,110
TOTAL QATAR		37,754,754
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	291,077	2,357,157
RUSSIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Rostelecom PJSC (b)(d)	298,140	0
Interactive Media & Services - 0.0%
VK IPJSC (b)(d)	35,535	0
VK IPJSC GDR (b)(d)(f)	4,260	0
		0
Wireless Telecommunication Services - 0.0%
Sistema AFK PAO GDR (b)(d)(f)	40,315	0
TOTAL COMMUNICATION SERVICES		0

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(d)	17,054	0
Specialty Retail - 0.0%
Detsky Mir PJSC (b)(d)(e)(f)	227,830	0
TOTAL CONSUMER DISCRETIONARY		0

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(d)	3,442,771	0
LUKOIL PJSC (b)(d)	120,075	0
Rosneft Oil Co PJSC (b)(d)	315,946	0
Surgutneftegas PAO (b)(d)	2,091,286	0
Tatneft PJSC (b)(d)	399,435	0
		0
Financials - 0.0%
Banks - 0.0%
Credit Bank of Moscow PJSC (b)(d)	4,537,000	1
Sberbank of Russia PJSC (b)(d)	3,156,853	0
VTB Bank PJSC (b)(d)	192,769	0
		1
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(d)	449,874	0
TKS Holding MKPAO JSC (b)(d)	2,047	0
		0
TOTAL FINANCIALS		1

Industrials - 0.0%
Passenger Airlines - 0.0%
Aeroflot PJSC (b)(d)	402,869	0
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(d)(f)	277	0
Metals & Mining - 0.0%
Alrosa PJSC (b)(d)	739,283	0
GMK Norilskiy Nickel PAO (b)(d)	1,831,800	0
Novolipetsk Steel PJSC (b)(d)	409,801	1
Polyus PJSC (b)(d)	100,380	0
Severstal PAO (b)(d)	63,766	0
United Co RUSAL International PJSC (Russia) (b)(d)	983,490	0
		1
Paper & Forest Products - 0.0%
Segezha Group PJSC (b)(d)(e)(f)	1,842,700	0
TOTAL MATERIALS		1

Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (b)(d)	11,220,073	1
Independent Power and Renewable Electricity Producers - 0.0%
Unipro PAO (b)(d)	8,778,000	1
TOTAL UTILITIES		2

TOTAL RUSSIA		4
SAUDI ARABIA - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Etihad Atheeb Telecommunication Co	11,344	325,169
Saudi Telecom Co	978,737	11,790,880
		12,116,049
Media - 0.0%
Saudi Research & Media Group (b)	18,551	849,815
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	191,151	3,453,185
Mobile Telecommunications Co Saudi Arabia	239,320	733,218
		4,186,403
TOTAL COMMUNICATION SERVICES		17,152,267

Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
National Co For Learning & Education	10,643	490,957
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (b)	303,831	1,433,157
Jahez International Co (b)	62,674	353,119
Leejam Sports Co JSC	14,702	501,396
Seera Group Holding (b)	85,132	703,248
		2,990,920
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	25,025	1,022,940
Jarir Marketing Co	328,948	1,245,517
Saudi Automotive Services Co (b)	25,852	494,251
United Electronics Co	26,053	616,191
		3,378,899
TOTAL CONSUMER DISCRETIONARY		6,860,776

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Abdullah Al Othaim Markets Co	261,884	532,106
Al-Dawaa Medical Services Co	17,397	304,539
Almunajem Foods Co	11,842	182,510
BinDawood Holding Co	202,278	308,517
Nahdi Medical Co	21,792	674,045
		2,001,717
Food Products - 0.0%
Almarai Co JSC	247,401	3,270,710
National Agriculture Development Co/The (b)	92,595	514,540
Saudia Dairy & Foodstuff Co	9,251	707,460
Savola Group/The (b)	79,185	520,045
		5,012,755
TOTAL CONSUMER STAPLES		7,014,472

Energy - 0.1%
Energy Equipment & Services - 0.0%
Ades Holding Co	168,094	757,483
Oil, Gas & Consumable Fuels - 0.1%
Saudi Arabian Oil Co (e)(f)	2,922,759	20,184,907
TOTAL ENERGY		20,942,390

Financials - 0.5%
Banks - 0.5%
Al Rajhi Bank	961,740	27,106,076
Alinma Bank	611,143	4,220,623
Arab National Bank	455,726	2,945,577
Bank Al-Jazira	322,575	1,086,346
Bank AlBilad	364,833	2,885,355
Banque Saudi Fransi	609,691	2,898,646
Riyad Bank	727,919	5,275,535
Saudi Awwal Bank	498,303	4,299,679
Saudi Investment Bank/The	346,650	1,270,948
Saudi National Bank/The	1,444,611	15,361,728
		67,350,513
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	24,476	1,298,756
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance (b)	21,490	675,592
Bupa Arabia for Cooperative Insurance Co	42,664	1,865,690
Co for Cooperative Insurance/The	39,238	1,425,010
Mediterranean and Gulf Cooperative Insurance and Reinsurance Co/The (b)	49,490	202,167
Rasan Information Technology Co (b)	19,854	582,337
Saudi Reinsurance Co	43,525	360,242
		5,111,038
TOTAL FINANCIALS		73,760,307

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Al Hammadi Holding	48,706	453,514
Dallah Healthcare Co	18,745	769,733
Dr Sulaiman Al Habib Medical Services Group Co	42,980	3,119,525
Middle East Healthcare Co	25,230	344,110
Mouwasat Medical Services Co	52,794	1,081,838
National Medical Care Co	11,631	550,180
Saudi Chemical Co Holding	228,723	450,091
		6,768,991
Pharmaceuticals - 0.0%
Jamjoom Pharmaceuticals Factory Co	10,577	439,968
Saudi Pharmaceutical Industries & Medical Appliances Corp (b)	46,094	372,164
		812,132
TOTAL HEALTH CARE		7,581,123

Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	18,260	855,960
Commercial Services & Supplies - 0.0%
Catrion Catering Holding Co	23,644	609,651
Electrical Equipment - 0.0%
Electrical Industries Co	282,644	868,967
Ground Transportation - 0.0%
United International Transportation Co	26,402	520,606
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	19,733	783,995
Transportation Infrastructure - 0.0%
Saudi Ground Services Co	53,997	634,954
TOTAL INDUSTRIALS		4,274,133

Information Technology - 0.0%
IT Services - 0.0%
Al Moammar Information Systems Co	9,688	388,781
Arabian Internet & Communications Services Co	12,046	808,784
Elm Co	11,848	2,990,196
		4,187,761
Materials - 0.3%
Chemicals - 0.2%
Advanced Petrochemical Co (b)	80,711	813,502
National Industrialization Co (b)	219,763	677,402
SABIC Agri-Nutrients Co	115,972	3,791,208
Sahara International Petrochemical Co	190,073	957,891
Saudi Aramco Base Oil Co	28,510	733,219
Saudi Basic Industries Corp	443,740	7,223,509
Saudi Industrial Investment Group	178,252	774,740
Saudi Kayan Petrochemical Co (b)	379,578	597,155
Yanbu National Petrochemical Co	143,919	1,323,949
		16,892,575
Construction Materials - 0.0%
Qassim Cement Co/The	33,079	372,219
Riyadh Cement Co	50,078	351,186
Saudi Cement Co	53,940	550,288
Southern Province Cement Co	59,145	394,268
Yamama Cement Co	60,483	441,894
Yanbu Cement Co	61,365	265,238
		2,375,093
Metals & Mining - 0.1%
Al Masane Al Kobra Mining Co	25,602	515,412
East Pipes Integrated Co for Industry	8,238	319,389
Saudi Arabian Mining Co (b)	668,254	11,448,503
Saudi Steel Pipe Co	16,542	229,144
		12,512,448
TOTAL MATERIALS		31,780,116

Real Estate - 0.0%
Diversified REITs - 0.0%
Al Rajhi REIT	150,463	336,208
Jadwa REIT Saudi Fund	132,966	391,066
		727,274
Real Estate Management & Development - 0.0%
Arabian Centres Co (e)(f)	124,292	724,813
Arriyadh Development Co	69,815	548,050
Dar Al Arkan Real Estate Development Co (b)	265,648	1,219,050
Emaar Economic City (b)	120,896	410,691
Makkah Construction & Development Co	49,469	1,174,630
Retal Urban Development Co	143,474	450,281
Saudi Real Estate Co (b)	94,313	361,881
Taiba Investments Co	69,698	750,820
		5,640,216
TOTAL REAL ESTATE		6,367,490

Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Electricity Co	411,893	1,760,564
Gas Utilities - 0.0%
National Gas & Industrialization Co	23,067	547,105
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (b)	76,339	4,919,910
Multi-Utilities - 0.0%
Power & Water Utility Co for Jubail & Yanbu (b)	47,907	538,304
Water Utilities - 0.0%
AlKhorayef Water & Power Technologies Co	9,021	362,014
TOTAL UTILITIES		8,127,897

TOTAL SAUDI ARABIA		188,048,732
SINGAPORE - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NETLINK NBN TRUST (f)	1,604,453	1,208,024
Singapore Telecommunications Ltd	3,650,460	11,915,289
		13,123,313
Wireless Telecommunication Services - 0.0%
StarHub Ltd	413,654	368,652
TOTAL COMMUNICATION SERVICES		13,491,965

Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Sea Ltd Class A ADR (b)	187,903	29,359,844
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd (c)	3,142,862	1,762,668
TOTAL CONSUMER DISCRETIONARY		31,122,512

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Olam Group Ltd (c)	637,083	479,672
Sheng Siong Group Ltd	363,143	647,274
		1,126,946
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BW LPG Ltd (c)(e)(f)	47,310	627,733
Hafnia Ltd	141,389	883,851
		1,511,584
Financials - 0.5%
Banks - 0.5%
DBS Group Holdings Ltd	1,041,330	43,146,072
Oversea-Chinese Banking Corp Ltd	1,632,231	21,355,942
United Overseas Bank Ltd	607,673	16,186,250
		80,688,264
Capital Markets - 0.0%
iFAST Corp Ltd	77,480	576,814
Singapore Exchange Ltd	424,870	5,526,313
Yangzijiang Financial Holding Ltd (c)	971,401	791,092
		6,894,219
TOTAL FINANCIALS		87,582,483

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Raffles Medical Group Ltd	459,968	349,853
Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	774,133	5,049,469
Air Freight & Logistics - 0.0%
Singapore Post Ltd (c)	725,107	233,977
Ground Transportation - 0.1%
ComfortDelGro Corp Ltd	1,164,534	1,306,254
Grab Holdings Ltd Class A (b)	1,178,618	7,083,494
		8,389,748
Industrial Conglomerates - 0.0%
Keppel Ltd	705,196	5,520,857
Machinery - 0.0%
Seatrium Ltd (c)	1,079,961	1,800,488
Passenger Airlines - 0.0%
Singapore Airlines Ltd	739,061	3,764,578
Transportation Infrastructure - 0.0%
SATS Ltd	448,587	1,178,678
SIA Engineering Co Ltd	148,043	401,500
		1,580,178
TOTAL INDUSTRIALS		26,339,295

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	139,247	1,595,092
Semiconductors & Semiconductor Equipment - 0.0%
STMicroelectronics NV	337,344	8,297,837
UMS Integration Ltd	340,673	387,366
		8,685,203
TOTAL INFORMATION TECHNOLOGY		10,280,295

Materials - 0.0%
Chemicals - 0.0%
Keppel Infrastructure Trust	2,212,027	781,755
Real Estate - 0.2%
Diversified REITs - 0.0%
CapitaLand Integrated Commercial Trust	2,819,585	5,134,002
Mapletree Pan Asia Commercial Trust (c)	1,130,453	1,250,655
Stoneweg Europe Stapled Trust unit	187,527	328,552
Suntec Real Estate Investment Trust	930,557	958,010
		7,671,219
Health Care REITs - 0.0%
Parkway Life Real Estate Investment Trust	277,073	872,771
Hotel & Resort REITs - 0.0%
CapitaLand Ascott Trust unit	1,325,739	962,526
CDL Hospitality Trusts unit	529,885	335,860
Far East Hospitality Trust unit	642,126	298,468
		1,596,854
Industrial REITs - 0.2%
AIMS APAC REIT	301,267	319,413
CapitaLand Ascendas REIT	1,883,458	4,080,633
ESR-REIT	306,028	672,434
Frasers Logistics & Commercial Trust (c)(f)	1,398,005	1,025,734
Mapletree Industrial Trust	1,021,610	1,671,811
Mapletree Logistics Trust	1,743,975	1,795,426
		9,565,451
Office REITs - 0.0%
Keppel REIT	1,392,183	1,123,073
Real Estate Management & Development - 0.0%
Capitaland India Trust	526,382	489,338
CapitaLand Investment Ltd/Singapore	1,141,624	2,315,525
City Developments Ltd	258,510	1,435,946
UOL Group Ltd	240,416	1,468,429
		5,709,238
Retail REITs - 0.0%
CapitaLand China Trust	871,662	535,748
Frasers Centrepoint Trust	688,938	1,238,564
Lendlease Global Commercial REIT (c)	1,040,929	511,827
Starhill Global REIT	749,317	333,900
		2,620,039
Specialized REITs - 0.0%
Digital Core REIT Management Pte Ltd	459,738	236,765
Keppel DC REIT	1,115,753	2,048,748
		2,285,513
TOTAL REAL ESTATE		31,444,158

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Kenon Holdings Ltd/Singapore	11,081	578,118
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	431,017	2,162,371
TOTAL UTILITIES		2,740,489

TOTAL SINGAPORE		206,771,335
SOUTH AFRICA - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telkom SA SOC Ltd	137,387	384,564
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	860,676	8,584,670
Vodacom Group Ltd	308,173	2,489,202
		11,073,872
TOTAL COMMUNICATION SERVICES		11,458,436

Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	382,818	26,887,628
Woolworths Holdings Ltd/South Africa	486,048	1,467,886
		28,355,514
Specialty Retail - 0.0%
Foschini Group Ltd	162,225	861,769
Motus Holdings Ltd	85,799	516,452
Mr Price Group Ltd	128,847	1,537,395
Pepkor Holdings Ltd (e)(f)	1,695,488	2,581,738
Truworths International Ltd	193,814	579,625
We Buy Cars Holdings Ltd	147,948	392,537
		6,469,516
TOTAL CONSUMER DISCRETIONARY		34,825,030

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	164,088	4,059,161
Boxer Retail Ltd (b)(c)	94,429	414,207
Clicks Group Ltd	114,967	2,420,623
Dis-Chem Pharmacies Ltd (e)(f)	280,672	548,960
Pick n Pay Stores Ltd (b)(c)	337,330	550,624
Shoprite Holdings Ltd	248,010	4,149,116
SPAR Group Ltd/The (b)	102,379	644,892
		12,787,583
Food Products - 0.0%
AVI Ltd	171,059	952,109
Tiger Brands Ltd	79,938	1,514,154
		2,466,263
TOTAL CONSUMER STAPLES		15,253,846

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	122,109	1,245,565
Thungela Resources Ltd	73,280	323,552
		1,569,117
Financials - 0.3%
Banks - 0.1%
Absa Group Ltd	417,385	4,666,527
Capitec Bank Holdings Ltd	42,534	9,402,424
Nedbank Group Ltd	231,951	3,159,484
Standard Bank Group Ltd	643,117	9,442,645
		26,671,080
Capital Markets - 0.0%
Investec Ltd	123,431	928,429
Jse Limited	63,651	517,358
Ninety One Ltd	132,446	394,187
		1,839,974
Financial Services - 0.1%
FirstRand Ltd	2,473,418	11,731,171
Remgro Ltd	248,932	2,471,731
		14,202,902
Insurance - 0.1%
Discovery Ltd	268,775	3,376,295
Momentum Group Ltd	609,069	1,173,347
Old Mutual Ltd	2,067,239	1,615,636
OUTsurance Group Ltd	416,994	1,755,764
Sanlam Ltd	879,800	4,616,318
Santam Ltd	21,355	509,428
		13,046,788
TOTAL FINANCIALS		55,760,744

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Life Healthcare Group Holdings Ltd	851,303	582,839
Netcare Ltd	675,408	568,375
		1,151,214
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	183,538	1,038,716
TOTAL HEALTH CARE		2,189,930

Industrials - 0.0%
Construction & Engineering - 0.0%
Wilson Bayly Holmes-Ovcon Ltd	35,481	310,084
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	159,011	2,063,406
Reunert Ltd	114,832	369,846
		2,433,252
TOTAL INDUSTRIALS		2,743,336

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
DataTec Ltd	113,687	471,403
Materials - 0.4%
Chemicals - 0.0%
AECI Ltd	72,402	373,713
Omnia Holdings Ltd	104,753	460,339
Sasol Ltd (b)	280,604	1,755,622
		2,589,674
Metals & Mining - 0.4%
African Rainbow Minerals Ltd (c)	57,041	567,531
Anglo American PLC	549,386	20,784,736
DRDGOLD Ltd	205,699	519,502
Gold Fields Ltd	439,611	16,949,692
Harmony Gold Mining Co Ltd	281,695	4,687,004
Impala Platinum Holdings Ltd	446,324	4,783,248
MAC Copper Ltd depository receipt (b)	29,487	365,223
Northam Platinum Holdings Ltd	178,863	2,991,281
Pan African Resources PLC	1,006,726	1,105,640
Sibanye Stillwater Ltd (b)	1,399,269	3,713,242
Valterra Platinum Ltd	130,630	8,079,367
		64,546,466
Paper & Forest Products - 0.0%
Sappi Ltd	340,395	445,286
TOTAL MATERIALS		67,581,426

Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	1,684,327	1,584,507
Redefine Properties Ltd	3,295,680	1,026,484
		2,610,991
Industrial REITs - 0.0%
Equites Property Fund Ltd (c)	494,399	481,923
Real Estate Management & Development - 0.0%
Fortress Real Estate Investments Ltd Class B	616,115	828,002
Retail REITs - 0.0%
Hyprop Investments Ltd	212,818	630,076
Resilient REIT Ltd	149,190	608,033
Vukile Property Fund Ltd	598,958	781,452
		2,019,561
TOTAL REAL ESTATE		5,940,477

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Scatec ASA (b)(e)(f)	67,280	709,381
TOTAL SOUTH AFRICA		198,503,126
SPAIN - 1.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (e)(f)	243,052	7,566,632
Telefonica SA (c)	1,784,624	9,050,140
		16,616,772
Media - 0.0%
Atresmedia Corp de Medios de Comunicacion SA	55,136	333,651
TOTAL COMMUNICATION SERVICES		16,950,423

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
CIE Automotive SA	22,039	739,235
Gestamp Automocion SA (e)(f)	92,399	357,639
		1,096,874
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	218,507	16,703,494
eDreams ODIGEO SA (b)	47,279	395,642
HBX Group International PLC (b)	39,518	322,041
Melia Hotels International SA	67,097	555,297
		17,976,474
Household Durables - 0.0%
Neinor Homes SA (e)(f)	20,861	415,024
Specialty Retail - 0.2%
Industria de Diseno Textil SA	533,516	29,456,451
TOTAL CONSUMER DISCRETIONARY		48,944,823

Consumer Staples - 0.0%
Food Products - 0.0%
Viscofan SA	20,835	1,294,433
Energy - 0.1%
Energy Equipment & Services - 0.0%
Tecnicas Reunidas SA (b)	23,054	824,300
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	567,356	10,410,617
TOTAL ENERGY		11,234,917

Financials - 0.9%
Banks - 0.9%
Banco Bilbao Vizcaya Argentaria SA	2,825,735	56,927,503
Banco de Sabadell SA	2,475,816	9,254,709
Banco Santander SA	7,288,480	74,147,814
Bankinter SA	330,681	4,981,754
CaixaBank SA	1,895,821	20,038,350
Unicaja Banco SA (e)(f)	515,395	1,390,124
		166,740,254
Insurance - 0.0%
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	282,500	374,467
TOTAL FINANCIALS		167,114,721

Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A	146,100	1,891,998
Pharma Mar SA	7,476	631,642
		2,523,640
Pharmaceuticals - 0.0%
Almirall SA	46,295	665,957
Laboratorios Farmaceuticos Rovi SA	10,712	754,413
		1,420,370
TOTAL HEALTH CARE		3,944,010

Industrials - 0.1%
Air Freight & Logistics - 0.0%
Logista Integral SA	27,382	912,769
Commercial Services & Supplies - 0.0%
Befesa SA (e)(f)	18,100	598,767
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	86,742	7,118,801
Sacyr SA	291,765	1,283,332
		8,402,133
Machinery - 0.0%
Construcciones y Auxiliar de Ferrocarriles SA	11,746	741,938
Fluidra SA	48,873	1,415,097
		2,157,035
Transportation Infrastructure - 0.1%
Aena SME SA (e)(f)	358,370	9,727,921
TOTAL INDUSTRIALS		21,798,625

Information Technology - 0.0%
IT Services - 0.0%
Indra Sistemas SA (c)	39,362	2,175,974
Materials - 0.0%
Containers & Packaging - 0.0%
Vidrala SA	11,580	1,102,519
Vidrala SA rights 11/12/2025 (b)	11,580	54,726
		1,157,245
Metals & Mining - 0.0%
ATALAYA MINING COPPER SA	58,751	527,919
Paper & Forest Products - 0.0%
Ence Energia y Celulosa SA (c)	85,944	262,518
TOTAL MATERIALS		1,947,682

Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	189,179	2,945,953
Office REITs - 0.0%
Colonial SFL Socimi SA	145,130	917,553
TOTAL REAL ESTATE		3,863,506

Utilities - 0.4%
Electric Utilities - 0.4%
Acciona SA	12,035	2,663,451
Endesa SA	148,971	5,338,508
Iberdrola SA	3,090,588	62,634,618
Redeia Corp SA	195,325	3,514,457
		74,151,034
Gas Utilities - 0.0%
Enagas SA	113,332	1,798,151
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	155,135	2,267,391
Grenergy Renovables SA (b)	6,856	591,112
Solaria Energia y Medio Ambiente SA (b)	39,054	675,009
		3,533,512
TOTAL UTILITIES		79,482,697

TOTAL SPAIN		358,751,811
SWEDEN - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB	1,154,403	4,530,001
Entertainment - 0.0%
Embracer Group AB B Shares (b)	66,833	697,859
Modern Times Group MTG AB B Shares (b)	45,810	617,213
Paradox Interactive AB	23,366	407,296
		1,722,368
Interactive Media & Services - 0.0%
Hemnet Group AB	42,038	917,732
Media - 0.0%
Storytel AB B Shares	27,374	256,444
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	271,420	4,298,323
TOTAL COMMUNICATION SERVICES		11,724,868

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Dometic Group AB (e)	163,390	803,170
Broadline Retail - 0.0%
Boozt AB (b)(e)(f)	35,742	386,380
Diversified Consumer Services - 0.0%
AcadeMedia AB (e)(f)	47,617	526,279
Hotels, Restaurants & Leisure - 0.0%
Betsson AB B Shares	55,125	862,829
Evolution AB (e)	70,363	4,704,569
Scandic Hotels Group AB (e)(f)	75,061	730,838
SkiStar AB B Shares	22,303	373,506
		6,671,742
Household Durables - 0.0%
Electrolux AB B Shares (b)	110,887	716,661
JM AB	42,264	603,692
		1,320,353
Leisure Products - 0.0%
Asmodee Group AB B Shares	84,459	1,090,648
MIPS AB (f)	14,123	507,522
Thule Group AB (e)(f)	56,606	1,456,226
		3,054,396
Specialty Retail - 0.1%
Bilia AB A Shares	37,373	522,815
Clas Ohlson AB B Shares	18,774	685,727
H & M Hennes & Mauritz AB B Shares	277,834	5,247,207
Synsam AB	66,328	420,997
		6,876,746
Textiles, Apparel & Luxury Goods - 0.0%
New Wave Group AB B Shares	50,514	596,581
TOTAL CONSUMER DISCRETIONARY		20,235,647

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Apotea Sverige AB (b)	29,692	259,095
Axfood AB B Shares	51,877	1,414,294
		1,673,389
Food Products - 0.0%
AAK AB	90,243	2,521,038
Cloetta AB B Shares	101,123	376,806
		2,897,844
Household Products - 0.1%
Essity AB B Shares	282,831	7,767,228
TOTAL CONSUMER STAPLES		12,338,461

Financials - 0.4%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	729,001	13,919,716
Svenska Handelsbanken AB A Shares	709,356	9,256,624
Swedbank AB A1 Shares	410,682	12,493,050
		35,669,390
Capital Markets - 0.0%
Avanza Bank Holding AB	61,545	2,380,109
Bure Equity AB	30,966	908,747
EQT AB	182,071	6,316,740
Nordnet AB	69,067	1,999,255
Nordnet AB (b)(d)	492	0
Ratos AB B Shares	104,875	425,450
		12,030,301
Financial Services - 0.2%
Creades AB A Shares	37,502	298,428
Industrivarden AB A Shares	68,938	2,872,100
Industrivarden AB C Shares	60,830	2,530,461
Investor AB B Shares	833,452	27,507,579
Kinnevik AB B Shares (b)	120,503	1,139,294
L E Lundbergforetagen AB B Shares	36,948	1,979,583
Svolder AB B Shares	59,484	348,755
		36,676,200
TOTAL FINANCIALS		84,375,891

Health Care - 0.1%
Biotechnology - 0.1%
BioArctic AB B Shares (b)(c)(e)(f)	19,962	615,234
BioGaia AB B Shares	44,237	467,968
BoneSupport Holding AB (b)(e)(f)	28,793	671,617
Swedish Orphan Biovitrum AB B Shares (b)	95,998	3,306,286
Vitrolife AB	37,191	576,641
		5,637,746
Health Care Equipment & Supplies - 0.0%
Arjo AB B Shares	140,878	447,832
Asker Healthcare Group AB (b)	81,964	743,351
Elekta AB B Shares	200,594	1,020,680
Getinge AB B Shares	114,996	2,702,940
Vimian Group AB (b)(c)	92,747	293,463
Xvivo Perfusion AB (b)(c)	14,286	284,961
		5,493,227
Health Care Providers & Services - 0.0%
Ambea AB (e)(f)	39,198	531,016
Attendo AB (e)(f)	61,666	523,823
Medicover Ab B Shares	32,877	896,307
		1,951,146
Health Care Technology - 0.0%
RaySearch Laboratories AB B Shares	15,164	357,542
Sectra AB B Shares	67,135	2,132,717
		2,490,259
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	57,577	1,244,843
Medcap AB (b)	6,086	389,493
		1,634,336
Pharmaceuticals - 0.0%
Camurus AB (b)	18,576	1,221,095
TOTAL HEALTH CARE		18,427,809

Industrials - 0.9%
Aerospace & Defense - 0.1%
INVISIO AB	18,487	588,650
Mildef Group AB (c)	20,206	335,198
Saab AB B Shares	157,511	8,667,277
		9,591,125
Building Products - 0.2%
Assa Abloy AB B Shares	485,878	18,310,102
Inwido AB	33,083	501,106
Lindab International AB	43,183	1,034,547
Munters Europe AB (e)(f)	64,521	1,100,224
Nibe Industrier AB B Shares	744,778	2,909,262
		23,855,241
Commercial Services & Supplies - 0.0%
Bravida Holding AB (e)(f)	108,719	922,371
Intrum AB (b)(c)	47,915	218,537
Loomis AB	34,290	1,386,001
Sdiptech AB B Shares (b)	20,763	413,938
Securitas AB B Shares	242,387	3,577,028
		6,517,875
Construction & Engineering - 0.0%
Instalco AB (f)	130,318	332,508
NCC AB B Shares	44,902	1,028,465
Peab AB B Shares	105,310	854,097
Skanska AB B Shares	168,379	4,601,057
Sweco AB B Shares	106,853	1,930,052
		8,746,179
Electrical Equipment - 0.0%
AQ Group AB	33,335	688,437
Plejd AB (b)	3,877	358,307
		1,046,744
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	70,684	1,807,231
Lifco AB B Shares	114,038	4,419,757
Nolato AB B Shares	106,031	700,902
Storskogen Group AB B Shares	709,547	736,266
		7,664,156
Machinery - 0.6%
Alfa Laval AB	139,894	6,685,285
Alimak Group AB (e)(f)	38,408	568,423
Atlas Copco AB A Shares	1,232,285	20,648,248
Atlas Copco AB B Shares	856,848	12,874,930
Electrolux Professional AB B Shares	116,817	814,009
Epiroc AB A Shares	328,782	6,963,073
Epiroc AB B Shares	179,830	3,369,358
Husqvarna AB B Shares	177,699	847,321
Indutrade AB	135,319	3,617,908
Sandvik AB	515,347	15,649,863
SKF AB B Shares	165,094	4,257,575
Trelleborg AB B Shares	98,795	4,133,682
Troax Group AB	20,268	308,492
VBG Group AB B Shares	12,240	466,396
Volvo AB A Shares	52,302	1,439,093
Volvo AB B Shares	722,837	19,802,154
		102,445,810
Professional Services - 0.0%
AFRY AB B Shares	53,761	925,230
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	129,982	4,405,590
Beijer Ref AB B Shares	189,029	2,996,528
Bufab AB	77,147	852,655
		8,254,773
TOTAL INDUSTRIALS		169,047,133

Information Technology - 0.2%
Communications Equipment - 0.1%
HMS Networks AB (b)	16,790	934,913
Telefonaktiebolaget LM Ericsson B Shares	1,374,731	13,947,839
		14,882,752
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	1,019,201	12,423,673
Mycronic AB	77,123	1,819,649
Ncab Group Ab (b)	89,751	551,718
		14,795,040
IT Services - 0.0%
Addnode Group AB B Shares	62,994	736,016
Atea ASA	42,125	642,111
		1,378,127
Software - 0.0%
Truecaller AB B Shares	135,969	406,179
Vitec Software Group AB B Shares	16,608	581,440
Yubico AB (b)(c)	24,209	245,854
		1,233,473
Technology Hardware, Storage & Peripherals - 0.0%
Dynavox Group AB (b)	53,762	555,149
TOTAL INFORMATION TECHNOLOGY		32,844,541

Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares	137,623	1,253,785
Containers & Packaging - 0.0%
Billerud Aktiebolag	113,323	1,049,104
Metals & Mining - 0.1%
Alleima AB	96,496	835,938
Boliden AB (b)	140,380	6,339,099
Granges AB	53,531	784,913
SSAB AB A Shares	164,006	1,041,669
SSAB AB B Shares	249,404	1,551,515
		10,553,134
Paper & Forest Products - 0.0%
Holmen AB B Shares	39,281	1,485,196
Svenska Cellulosa AB SCA B Shares	305,444	4,075,159
		5,560,355
TOTAL MATERIALS		18,416,378

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Atrium Ljungberg AB B Shares	146,646	528,838
Castellum AB	186,680	2,119,253
Catena AB	23,106	1,120,247
Cibus Nordic Real Estate AB publ	38,195	662,163
Dios Fastigheter AB	68,808	470,055
Fabege AB	105,818	931,731
Fastighets AB Balder B Shares (b)	364,349	2,670,033
Hufvudstaden AB A Shares	62,805	834,293
Intea Fastigheter AB B Shares	41,634	296,031
NP3 Fastigheter AB	18,190	495,904
Nyfosa AB	99,209	845,343
Pandox AB B Shares	55,193	1,100,345
Platzer Fastigheter Holding AB B Shares	38,516	296,362
Sagax AB B Shares	110,684	2,483,917
Samhallsbyggnadsbolaget i Norden AB B Shares (b)(c)	597,794	329,470
Wallenstam AB B Shares	194,094	900,164
Wihlborgs Fastigheter AB	137,275	1,333,700
		17,417,849
TOTAL SWEDEN		384,828,577
SWITZERLAND - 2.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Sunrise Communications AG Series A	32,837	1,797,007
Swisscom AG	12,564	9,203,453
		11,000,460
Media - 0.0%
TX Group AG	1,738	438,414
TOTAL COMMUNICATION SERVICES		11,438,874

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Autoneum Holding AG	1,636	325,269
Specialty Retail - 0.0%
Avolta AG	42,475	2,239,028
Mobilezone Holding AG	28,046	418,904
		2,657,932
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	263,644	52,150,289
Swatch Group AG/The	14,349	2,998,750
		55,149,039
TOTAL CONSUMER DISCRETIONARY		58,132,240

Consumer Staples - 0.1%
Food Products - 0.1%
Aryzta AG (b)	12,595	806,017
Barry Callebaut AG (c)	1,783	2,317,512
Chocoladefabriken Lindt & Spruengli AG	53	8,113,825
Chocoladefabriken Lindt & Spruengli AG	456	7,009,282
Emmi AG	1,085	963,995
		19,210,631
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TORM PLC Series A	29,852	643,903
Financials - 0.9%
Banks - 0.0%
Banque Cantonale Vaudoise	15,634	1,812,554
Valiant Holding AG	8,453	1,388,613
		3,201,167
Capital Markets - 0.5%
EFG International AG	48,614	1,011,244
Julius Baer Group Ltd	101,640	6,861,570
Partners Group Holding AG	11,168	13,633,356
Swissquote Group Holding SA	5,341	3,384,790
UBS Group AG	1,555,103	59,382,809
Vontobel Holding AG	14,584	1,105,466
		85,379,235
Consumer Finance - 0.0%
Cembra Money Bank AG	15,516	1,772,844
Insurance - 0.4%
Baloise Holding AG	20,501	5,079,713
Helvetia Holding AG	18,381	4,508,741
Swiss Life Holding AG	13,777	14,935,141
Zurich Insurance Group AG	71,043	49,408,378
		73,931,973
TOTAL FINANCIALS		164,285,219

Health Care - 0.4%
Biotechnology - 0.0%
Basilea Pharmaceutica Ag Allschwil (b)	7,361	425,332
Kuros Biosciences AG (b)	13,524	504,157
		929,489
Health Care Equipment & Supplies - 0.1%
Medacta Group SA (e)(f)	3,792	701,149
Sonova Holding AG	24,956	6,778,977
Straumann Holding AG	55,478	6,973,682
Ypsomed Holding AG	2,071	810,643
		15,264,451
Health Care Providers & Services - 0.0%
Galenica AG (e)(f)	24,959	2,685,864
Life Sciences Tools & Services - 0.1%
Bachem Holding AG Series B (c)	16,614	1,202,567
Lonza Group AG	34,292	23,615,566
Siegfried Holding AG	19,053	1,832,497
SKAN Group AG	7,156	465,951
Tecan Group AG	6,480	1,181,256
		28,297,837
Pharmaceuticals - 0.2%
Dottikon Es Holding AG (b)	1,687	664,528
Galderma Group AG	75,916	14,008,731
Sandoz Group AG	205,830	13,683,635
		28,356,894
TOTAL HEALTH CARE		75,534,535

Industrials - 0.7%
Building Products - 0.1%
Belimo Holding AG	4,881	5,252,496
dormakaba Holding AG Series B	16,480	1,404,819
Forbo Holding AG	516	473,842
Geberit AG	16,530	12,057,297
Schweiter Technologies AG	741	255,057
Zehnder Group AG	5,987	525,978
		19,969,489
Construction & Engineering - 0.0%
Burkhalter Holding AG	4,340	770,117
Implenia AG	8,636	683,583
		1,453,700
Electrical Equipment - 0.3%
ABB Ltd	767,412	57,055,200
Accelleron Industries AG	46,622	3,812,026
Huber + Suhner AG	7,204	1,317,712
R&S Group Holding AG Series A	15,825	520,125
		62,705,063
Machinery - 0.2%
Bucher Industries AG	3,424	1,516,814
Burckhardt Compression Holding AG	1,621	1,119,945
Bystronic AG	874	324,729
Daetwyler Holdings Ag	3,710	682,299
Georg Fischer AG	39,091	2,751,793
Interroll Holding AG	371	1,143,312
Kardex Holding AG	3,135	1,176,477
OC Oerlikon Corp AG Pfaffikon	106,679	380,452
Schindler Holding AG	16,811	5,974,460
Schindler Holding AG	14,496	4,890,542
Sfs Group Ag	9,103	1,232,963
Stadler Rail AG	28,542	698,698
Sulzer AG	9,464	1,578,215
VAT Group AG (e)(f)	13,395	5,830,716
		29,301,415
Marine Transportation - 0.0%
Kuehne + Nagel International AG	23,980	4,588,903
Professional Services - 0.1%
Adecco Group AG	82,617	2,301,675
SGS SA	81,739	9,204,335
		11,506,010
Trading Companies & Distributors - 0.0%
Bossard Holding AG Series A	3,134	679,958
DKSH Holding AG	18,141	1,262,375
		1,942,333
Transportation Infrastructure - 0.0%
Flughafen Zurich Ag Kloten	9,536	2,810,735
TOTAL INDUSTRIALS		134,277,648

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
ALSO Holding AG	2,992	858,841
Cicor Technologies Ltd (b)	1,322	363,047
Comet Holding AG	3,626	883,577
Inficon Holding AG	8,690	1,040,964
Landis+Gyr Group AG	13,121	950,549
Sensirion Holding AG (b)(e)(f)	6,048	433,637
		4,530,615
Semiconductors & Semiconductor Equipment - 0.0%
u-blox Holding AG	3,668	613,498
Software - 0.0%
Temenos AG	26,262	2,475,269
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	75,093	9,021,425
TOTAL INFORMATION TECHNOLOGY		16,640,807

Materials - 0.2%
Chemicals - 0.2%
Clariant AG	109,342	980,308
DSM-Firmenich AG	91,778	7,480,730
EMS-Chemie Holding AG	3,425	2,342,917
Givaudan SA	4,525	18,544,206
Sika AG	74,802	14,660,284
		44,008,445
Containers & Packaging - 0.0%
SIG Group AG	152,060	1,695,854
Vetropack Holding AG Series A	8,912	237,543
		1,933,397
TOTAL MATERIALS		45,941,842

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Allreal Holding AG	7,626	1,821,332
International Workplace Group PLC	377,347	1,122,312
Intershop Holding AG	3,316	649,396
Mobimo Holding AG	3,610	1,529,680
PSP Swiss Property AG	22,616	3,909,146
Swiss Prime Site AG	39,432	5,600,594
		14,632,460
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	10,665	2,384,136
TOTAL SWITZERLAND		543,122,295
TAIWAN - 6.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	1,833,283	7,802,148
Entertainment - 0.0%
International Games System Co Ltd	111,755	2,614,322
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	858,555	2,580,295
Taiwan Mobile Co Ltd	846,181	3,010,489
		5,590,784
TOTAL COMMUNICATION SERVICES		16,007,254

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	884,181	916,414
Depo Auto Parts Ind Co Ltd	64,965	288,119
Hota Industrial Manufacturing Co Ltd	143,932	278,249
Nan Kang Rubber Tire Co Ltd	256,495	301,680
Tong Yang Industry Co Ltd	195,434	614,025
		2,398,487
Automobiles - 0.0%
China Motor Corp	121,987	231,069
Sanyang Motor Co Ltd	273,562	536,849
Yulon Motor Co Ltd	362,144	387,112
		1,155,030
Broadline Retail - 0.0%
Far Eastern Department Stores Ltd	501,823	352,995
momo.com Inc	42,000	318,636
Poya International Co Ltd	31,972	472,132
		1,143,763
Diversified Consumer Services - 0.0%
Lung Yen Life Service Corp (b)	89,000	150,367
Hotels, Restaurants & Leisure - 0.0%
Wowprime Corp	38,716	271,080
Household Durables - 0.0%
Merry Electronics Co Ltd	124,370	414,189
Nien Made Enterprise Co Ltd	87,261	1,049,015
		1,463,204
Leisure Products - 0.0%
Fusheng Precision Co Ltd	56,987	449,001
Giant Manufacturing Co Ltd	175,636	579,214
Johnson Health Tech Co Ltd	54,000	280,720
Merida Industry Co Ltd	127,777	415,157
		1,724,092
Specialty Retail - 0.0%
Hotai Motor Co Ltd	151,251	2,781,469
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	98,386	1,312,219
Feng TAY Enterprise Co Ltd	243,255	964,231
Formosa Taffeta Co Ltd	577,534	279,591
Fulgent Sun International Holding Co Ltd	87,522	273,275
Lai Yih Footwear Co Ltd	26,000	184,158
Makalot Industrial Co Ltd	109,416	956,297
Pou Chen Corp	1,192,020	1,134,779
Ruentex Industries Ltd	324,104	565,481
Tainan Spinning Co Ltd	620,738	254,120
Taiwan Paiho Ltd	182,786	339,702
Wiselink Co Ltd/TW	70,469	422,429
		6,686,282
TOTAL CONSUMER DISCRETIONARY		17,773,774

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Great Tree Pharmacy Co Ltd	50,376	180,861
President Chain Store Corp	268,783	2,082,811
		2,263,672
Food Products - 0.1%
Charoen Pokphand Enterprise	89,997	400,597
Great Wall Enterprise Co Ltd	326,530	551,678
Lian HWA Food Corp	77,700	280,223
Lien Hwa Industrial Holdings Corp	514,500	806,570
Uni-President Enterprises Corp	2,334,420	5,969,163
		8,008,231
Personal Care Products - 0.0%
Grape King Bio Ltd	65,283	261,955
TOTAL CONSUMER STAPLES		10,533,858

Financials - 0.5%
Banks - 0.4%
Chang Hwa Commercial Bank Ltd	3,085,673	1,985,065
CTBC Financial Holding Co Ltd	8,147,282	11,078,165
E.Sun Financial Holding Co Ltd	7,117,118	6,879,403
Far Eastern International Bank	1,384,082	568,868
First Financial Holding Co Ltd	5,620,396	5,213,539
Hua Nan Financial Holdings Co Ltd	4,383,328	4,158,593
Mega Financial Holding Co Ltd	5,763,776	7,565,682
Shanghai Commercial & Savings Bank Ltd/The	1,942,411	2,499,171
SinoPac Financial Holdings Co Ltd	6,093,512	5,078,257
Taichung Commercial Bank Co Ltd	1,872,801	1,302,162
Taichung Commercial Bank Co Ltd rights 12/8/2025 (b)	23,719	1,926
Taiwan Business Bank	3,589,692	1,790,297
Taiwan Cooperative Financial Holding Co Ltd	5,277,688	4,072,555
TS Financial Holding Co Ltd	10,433,941	6,339,421
		58,533,104
Capital Markets - 0.0%
Capital Securities Corp	912,192	724,644
IBF Financial Holdings Co Ltd	1,334,170	661,060
President Securities Corp	632,245	486,848
		1,872,552
Consumer Finance - 0.0%
Hotai Finance Co Ltd	148,459	297,130
Yulon Finance Corp	146,186	456,920
		754,050
Financial Services - 0.0%
Chailease Holding Co Ltd	736,762	2,465,608
Yuanta Financial Holding Co Ltd	5,202,259	5,831,371
		8,296,979
Insurance - 0.1%
Cathay Financial Holding Co Ltd	4,665,093	9,700,629
Fubon Financial Holding Co Ltd	4,107,796	12,172,038
KGI Financial Holding Co Ltd	7,886,413	4,074,143
Mercuries Life Insurance Co Ltd (b)	1,802,134	423,336
Shinkong Insurance Co Ltd	98,799	361,131
		26,731,277
TOTAL FINANCIALS		96,187,962

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	153,212	2,479,030
TaiMed Biologics Inc (b)	117,396	272,340
		2,751,370
Health Care Equipment & Supplies - 0.0%
Pegavision Corp	33,538	371,033
Pharmaceuticals - 0.0%
Bora Pharmaceuticals Co Ltd	34,304	692,143
Caliway Biopharmaceuticals Co Ltd (b)	500,000	2,444,929
Center Laboratories Inc	341,162	376,322
Lotus Pharmaceutical Co Ltd	72,701	698,003
Lumosa Therapeutics Co Ltd (b)	40,878	278,913
Oneness Biotech Co Ltd (b)	172,047	362,228
TTY Biopharm Co Ltd	101,138	261,241
		5,113,779
TOTAL HEALTH CARE		8,236,182

Industrials - 0.2%
Aerospace & Defense - 0.0%
Evergreen Aviation Technologies Corp	58,799	282,743
Building Products - 0.0%
Taiwan Glass Industry Corp (b)	512,043	465,826
Commercial Services & Supplies - 0.0%
L&K Engineering Co Ltd	83,132	1,292,438
Taiwan Secom Co Ltd	128,292	450,177
		1,742,615
Construction & Engineering - 0.0%
Acter Group Corp Ltd	48,899	1,223,349
BES Engineering Corp (b)	727,426	362,791
CTCI Corp	309,045	306,254
Hwang Chang General Contractor Co Ltd	108,810	245,351
Run Long Construction Co Ltd	294,429	363,516
United Integrated Services Co Ltd	83,371	2,334,973
Yankey Engineering Co Ltd	33,278	497,364
		5,333,598
Electrical Equipment - 0.2%
AcBel Polytech Inc	494,355	700,301
Advanced Energy Solution Holding Co Ltd	16,648	638,269
Allis Electric Co Ltd	103,805	372,683
Bizlink Holding Inc	86,147	3,904,578
Chicony Power Technology Co Ltd	82,459	241,660
Chung-Hsin Electric & Machinery Manufacturing Corp	202,971	1,008,986
Fortune Electric Co Ltd	77,267	1,794,980
Shihlin Electric & Engineering Corp	136,843	887,003
Ta Ya Electric Wire & Cable	425,715	580,935
Tatung Co Ltd	701,560	825,150
Teco Electric and Machinery Co Ltd	629,131	2,381,369
Voltronic Power Technology Corp	34,457	1,354,635
Walsin Lihwa Corp	1,566,360	1,521,677
		16,212,226
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	1,406,953	1,211,393
Machinery - 0.0%
C Sun Manufacturing Ltd	49,943	287,215
Hiwin Technologies Corp	139,527	1,013,200
Kaori Heat Treatment Co Ltd	39,318	797,142
Kenmec Mechanical Engineering Co Ltd	106,569	243,414
Kinik Co	51,031	521,452
Mega Union Technology Inc	20,000	376,893
Shin Zu Shing Co Ltd	81,908	562,855
Sunonwealth Electric Machine Industry Co Ltd	110,732	543,262
		4,345,433
Marine Transportation - 0.0%
Evergreen Marine Corp Taiwan Ltd	516,637	3,248,075
U-Ming Marine Transport Corp	226,333	409,603
Wan Hai Lines Ltd	337,804	901,089
Wisdom Marine Lines Co Ltd	219,641	451,014
Yang Ming Marine Transport Corp	830,709	1,551,945
		6,561,726
Passenger Airlines - 0.0%
China Airlines Ltd	1,439,085	935,139
Eva Airways Corp	1,360,722	1,600,433
Starlux Airlines Co Ltd (b)	747,000	582,494
		3,118,066
Professional Services - 0.0%
Sporton International Inc	63,190	367,503
Transportation Infrastructure - 0.0%
Evergreen International Storage & Transport Corp	117,523	218,794
Taiwan High Speed Rail Corp	872,401	775,235
		994,029
TOTAL INDUSTRIALS		40,635,158

Information Technology - 5.1%
Communications Equipment - 0.1%
Accton Technology Corp	249,289	8,747,551
Arcadyan Technology Corp	81,239	531,862
LuxNet Corp	59,377	393,557
Sercomm Corp	167,072	537,944
WNC Corp /Taiwan	197,271	804,390
		11,015,304
Electronic Equipment, Instruments & Components - 0.8%
All Ring Tech Co Ltd	39,000	466,941
Asia Optical Co Inc	109,984	561,033
AUO Corp	3,118,846	1,231,203
Channel Well Technology Co Ltd	175,402	440,528
Cheng Uei Precision Industry Co Ltd	232,896	373,808
Chroma ATE Inc	190,390	5,066,262
Chunghwa Precision Test Tech Co Ltd	11,000	575,411
Compeq Manufacturing Co Ltd	500,996	1,421,046
Coretronic Corp	114,402	325,610
Delta Electronics Inc	956,992	30,937,912
Dynapack International Technology Corp	69,000	688,251
E Ink Holdings Inc	430,031	2,962,069
Elite Material Co Ltd	145,424	6,425,909
First Hi-Tec Enterprise Co Ltd	37,000	423,760
FLEXium Interconnect Inc (b)	172,595	354,409
Fositek Corp	24,753	1,170,174
Foxconn Technology Co Ltd	553,424	1,285,653
Fulltech Fiber Glass Corp (b)	203,000	476,204
General Interface Solution GIS Holding Ltd (b)	139,852	224,923
Genius Electronic Optical Co Ltd	42,938	585,239
Global Brands Manufacture Ltd	152,769	580,739
Gold Circuit Electronics Ltd	169,353	2,561,369
Hannstar Board Corp	142,548	437,676
HannStar Display Corp (b)	1,586,127	368,471
Hon Hai Precision Industry Co Ltd	6,139,230	51,363,044
I Chiun Precision Industry Co Ltd	117,000	279,404
Innolux Corp	3,766,555	1,627,630
Iteq Corp	115,731	439,942
Largan Precision Co Ltd	50,075	3,603,747
Lotes Co Ltd	41,385	1,855,588
Nan Ya Printed Circuit Board Corp	111,821	1,055,429
Pan-International Industrial Corp	221,122	403,764
Posiflex Technology Inc	28,000	197,414
Primax Electronics Ltd	251,443	678,074
Promate Electronic Co Ltd	140,236	216,428
Scientech Corp	26,450	306,799
Simplo Technology Co Ltd	81,415	927,154
Sinbon Electronics Co Ltd	117,799	809,490
Solomon Technology Corp	57,000	243,534
Supreme Electronics Co Ltd	299,201	641,603
Synnex Technology International Corp	627,100	1,157,297
Taiwan Surface Mounting Technology Corp	148,182	529,600
Taiwan Union Technology Corp	115,578	1,447,635
Test Research Co Ltd	74,415	378,385
Tong Hsing Electronic Industries Ltd	96,930	395,241
Tripod Technology Corp	225,751	2,504,840
Txc Corp	140,918	407,489
Unimicron Technology Corp	652,254	3,464,927
Unitech Printed Circuit Board Corp	420,852	360,304
Universal Microwave Technology Inc	31,000	443,174
Wah Lee Industrial Corp	116,283	341,542
Walsin Technology Corp	185,862	748,810
Wpg Holding Co Ltd	778,795	1,525,809
WT Microelectronics Co Ltd	340,681	1,582,864
Yageo Corp	829,128	6,707,807
Zhen Ding Technology Holding Ltd	324,726	1,719,746
		148,309,114
IT Services - 0.0%
Systex Corp	114,019	479,741
Semiconductors & Semiconductor Equipment - 3.8%
ADATA Technology Co Ltd	165,808	1,066,670
Advanced Echem Materials Co Ltd	36,000	1,042,173
Advanced Wireless Semiconductor Co	83,503	301,151
Airoha Technology Corp	17,670	287,056
Alchip Technologies Ltd	38,274	4,346,209
AP Memory Technology Corp	55,097	725,008
Ardentec Corp	203,465	618,103
ASE Technology Holding Co Ltd	1,636,234	13,075,381
ASMedia Technology Inc	18,736	879,639
ASPEED Technology Inc	14,714	2,615,036
Chang Wah Technology Co Ltd	246,289	322,485
Chipbond Technology Corp	351,056	679,802
ChipMOS Technologies Inc	339,977	358,998
Elan Microelectronics Corp	166,693	671,581
Elite Advanced Laser Corp	67,000	596,465
Elite Semiconductor Microelectronics Technology Inc	168,314	493,819
eMemory Technology Inc	32,406	2,095,261
Ennostar Inc	353,308	394,312
Everlight Electronics Co Ltd	191,235	364,103
Faraday Technology Corp	109,151	647,217
Fitipower Integrated Technology Inc	68,638	338,975
FocalTech Systems Co Ltd	148,887	286,377
Foxsemicon Integrated Technology Inc	48,141	580,295
Global Mixed Mode Technology Inc	51,318	389,329
Global Unichip Corp	43,185	2,146,762
Globalwafers Co Ltd	130,512	2,154,139
Grand Process Technology Corp	9,802	463,380
Greatek Electronics Inc	167,544	383,776
Gudeng Precision Industrial Co Ltd	35,511	407,284
ITE Technology Inc	96,349	408,524
Jentech Precision Industrial Co Ltd	41,913	2,900,601
King Yuan Electronics Co Ltd	567,719	4,002,697
Kinsus Interconnect Technology Corp	145,226	644,075
LandMark Optoelectronics Corp	41,000	566,817
Machvision Inc	18,494	338,298
Macronix International Co Ltd (b)	871,033	882,976
Marketech International Corp	49,009	391,715
MediaTek Inc	746,955	31,792,549
MPI Corp	41,207	2,811,576
Nanya Technology Corp (b)	603,486	2,598,021
Novatek Microelectronics Corp	288,650	3,685,732
Nuvoton Technology Corp	133,799	267,789
Orient Semiconductor Electronics Ltd	212,817	336,049
Pan Jit International Inc	176,456	483,308
Parade Technologies Ltd	38,274	845,614
Phison Electronics Corp	81,481	2,819,458
Phoenix Silicon International Corp	73,000	411,511
Pixart Imaging Inc	67,547	509,159
Powerchip Semiconductor Manufacturing Corp (b)	1,645,402	1,684,000
Powertech Technology Inc	354,572	1,993,013
Radiant Opto-Electronics Corp	225,861	968,668
Raydium Semiconductor Corp	36,775	290,945
Realtek Semiconductor Corp	243,443	4,073,466
Sigurd Microelectronics Corp	266,553	905,023
Silicon Integrated Systems Corp	228,744	411,736
Sino-American Silicon Products Inc	307,355	1,248,274
Sitronix Technology Corp	78,899	513,979
Taiwan Semiconductor Manufacturing Co Ltd	12,091,148	584,021,188
Topco Scientific Co Ltd	94,689	1,052,168
United Microelectronics Corp	5,568,575	8,399,706
UPI Semiconductor Corp	42,318	258,489
Vanguard International Semiconductor Corp	549,672	1,726,989
Via Technologies Inc	171,173	292,537
VisEra Technologies Co Ltd	64,987	544,761
Visual Photonics Epitaxy Co Ltd	96,437	433,963
Win Semiconductors Corp	216,232	755,245
Winbond Electronics Corp (b)	1,568,530	2,762,178
WinWay Technology Co Ltd	12,736	1,088,299
XinTec Inc	84,305	419,087
		709,270,969
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	1,444,834	1,410,659
Advantech Co Ltd	229,256	2,335,167
Asia Vital Components Co Ltd	163,113	7,552,018
Asustek Computer Inc	346,462	7,845,994
AURAS Technology Co Ltd	33,450	1,146,590
Catcher Technology Co Ltd	276,276	1,781,818
Chenbro Micom Co Ltd	30,406	915,796
Chenming Electronic Technology Corp	73,000	295,292
Chicony Electronics Co Ltd	300,442	1,269,006
Clevo Co	204,500	263,117
Compal Electronics Inc	2,035,484	2,185,741
Ennoconn Corp	58,865	559,426
Getac Holdings Corp	206,191	924,503
Gigabyte Technology Co Ltd	260,223	2,371,582
HTC Corp (b)	317,197	520,451
Innodisk Corp	39,378	551,430
Inventec Corp	1,293,683	1,929,302
King Slide Works Co Ltd	28,472	3,802,064
Kinpo Electronics	636,156	470,224
Lite-On Technology Corp	1,028,472	5,998,139
Micro-Star International Co Ltd	352,308	1,253,419
Mitac Holdings Corp	461,066	1,498,038
Pegatron Corp	956,530	2,306,015
Qisda Corp	619,250	624,723
Quanta Computer Inc	1,326,969	12,955,819
Quanta Storage Inc	119,063	411,989
Transcend Information Inc	101,843	438,436
Wistron Corp	1,478,639	7,230,332
Wiwynn Corp	55,097	7,813,971
		78,661,061
TOTAL INFORMATION TECHNOLOGY		947,736,189

Materials - 0.1%
Chemicals - 0.1%
China Petrochemical Development Corp (b)	2,007,605	489,867
China Steel Chemical Corp	89,063	235,548
Daxin Materials Corp	26,000	322,276
Eternal Materials Co Ltd	420,950	558,705
Formosa Chemicals & Fibre Corp	1,719,758	1,631,585
Formosa Plastics Corp	1,854,094	2,295,178
Nan Pao Resins Chemical Co Ltd	28,516	340,491
Nan Ya Plastics Corp	2,524,496	3,403,944
Shinkong Synthetic Fibers Corp	635,804	275,780
Shiny Chemical Industrial Co Ltd	70,603	334,916
Sinon Corp	238,606	330,644
Solar Applied Materials Technology Corp	259,364	499,717
Taiwan Fertilizer Co Ltd	327,506	512,360
Taiwan Speciality Chemicals Corp	42,000	462,603
		11,693,614
Construction Materials - 0.0%
Asia Cement Corp	1,146,347	1,352,018
Goldsun Building Materials Co Ltd	455,975	536,301
TCC Group Holdings Co Ltd	3,434,813	2,466,352
		4,354,671
Containers & Packaging - 0.0%
Cheng Loong Corp	428,062	237,827
Taiwan Hon Chuan Enterprise Co Ltd	170,966	702,684
		940,511
Metals & Mining - 0.0%
Century Iron & Steel Industrial Co Ltd	92,349	460,575
China Steel Corp	5,768,785	3,486,237
Chung Hung Steel Corp (b)	483,983	232,730
EVERGREEN Steel Corp	115,349	399,138
Feng Hsin Steel Co Ltd	223,663	460,000
Gloria Material Technology Corp	272,386	300,901
TA Chen Stainless Pipe	978,992	1,167,360
Tung Ho Steel Enterprise Corp	244,196	498,262
Yieh Phui Enterprise Co Ltd (b)	474,653	227,471
		7,232,674
Paper & Forest Products - 0.0%
YFY Inc	558,540	460,943
TOTAL MATERIALS		24,682,413

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Chong Hong Construction Co Ltd	90,865	232,344
Crowell Development Corp	189,000	189,749
Da-Li Development Co Ltd	153,946	246,840
Farglory Land Development Co Ltd	150,446	263,469
Highwealth Construction Corp	706,403	895,111
Huaku Development Co Ltd	147,628	498,840
JSL Construction & Development Co Ltd	134,400	222,705
Kindom Development Co Ltd	195,090	211,076
Ruentex Development Co Ltd	761,967	737,755
Sakura Development Co Ltd	205,530	321,537
Sinyi Realty Inc	184,000	135,407
		3,954,833
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
HD Renewable Energy Co Ltd	51,830	218,919
Taiwan Cogeneration Corp	331,583	519,816
		738,735
TOTAL TAIWAN		1,166,486,358
TANZANIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Helios Towers PLC (b)	432,350	849,695
THAILAND - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL (b)	1,570,389	552,373
True Corp PCL depository receipt (b)	3,656,994	1,275,040
		1,827,413
Media - 0.0%
Plan B Media Pcl depository receipt	1,180,630	152,269
VGI PCL depository receipt	6,896,600	265,990
		418,259
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	110,566	1,030,266
Advanced Info Service PCL depository receipt	410,436	3,824,489
		4,854,755
TOTAL COMMUNICATION SERVICES		7,100,427

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Sri Trang Agro-Industry PCL depository receipt	734,823	269,805
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	324,928	230,588
Minor International PCL depository receipt	1,435,610	1,018,792
		1,249,380
Specialty Retail - 0.0%
Com7 Pcl depository receipt	738,299	569,499
Home Product Center PCL	1,240,145	250,631
Home Product Center PCL depository receipt	1,895,941	383,166
		1,203,296
TOTAL CONSUMER DISCRETIONARY		2,722,481

Consumer Staples - 0.0%
Beverages - 0.0%
Carabao Group PCL depository receipt	197,815	274,658
Osotspa PCL depository receipt	708,223	343,077
		617,735
Consumer Staples Distribution & Retail - 0.0%
Berli Jucker PCL depository receipt	622,400	351,432
CP ALL PCL	929,458	1,319,194
CP ALL PCL depository receipt	1,731,017	2,456,859
CP AXTRA PCL depository receipt	1,127,857	682,073
		4,809,558
Food Products - 0.0%
Charoen Pokphand Foods PCL	661,611	430,731
Charoen Pokphand Foods PCL depository receipt	1,242,387	808,836
Thai Union Group PCL	793,405	320,691
Thai Union Group PCL depository receipt	843,000	340,738
Thai Vegetable Oil PCL depository receipt	342,500	255,738
		2,156,734
TOTAL CONSUMER STAPLES		7,584,027

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Bangchak Corp PCL depository receipt	320,403	291,635
Banpu PCL depository receipt	4,755,614	741,001
Energy Earth PCL (b)(d)	7,600	0
IRPC PCL depository receipt	6,956,295	246,829
PTT Exploration & Production PCL	300,882	993,347
PTT Exploration & Production PCL depository receipt	387,456	1,279,167
PTT PCL	2,277,116	2,160,485
PTT PCL depository receipt	2,700,311	2,562,004
Star Petroleum Refining PCL depository receipt	1,224,238	181,313
Thai Oil PCL	258,127	284,728
Thai Oil PCL depository receipt	425,464	469,310
		9,209,819
Financials - 0.1%
Banks - 0.1%
Kasikornbank PCL depository receipt	313,951	1,806,599
Krung Thai Bank PCL depository receipt	1,732,251	1,456,459
SCB X PCL	172,918	698,928
SCB X PCL depository receipt	241,781	977,270
Thanachart Capital PCL depository receipt	170,100	267,666
Tisco Financial Group PCL depository receipt	140,823	467,093
TMBThanachart Bank PCL depository receipt	12,866,816	734,453
		6,408,468
Consumer Finance - 0.0%
AEON Thana Sinsap Thailand PCL depository receipt	79,800	259,762
Krungthai Card PCL depository receipt	526,800	463,246
Srisawad Corp PCL depository receipt	428,600	373,587
TIDLOR Holdings PCL depository receipt	846,118	548,241
		1,644,836
Insurance - 0.0%
Thai Life Insurance PCL	1,242,200	394,775
TOTAL FINANCIALS		8,448,079

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Chain Hospital PCL depository receipt	691,262	241,014
Bangkok Dusit Medical Services PCL	1,679,144	979,198
Bangkok Dusit Medical Services PCL depository receipt	3,989,653	2,326,581
Bumrungrad Hospital Pcl	83,433	442,779
Bumrungrad Hospital Pcl depository receipt	211,078	1,120,192
Chularat Hospital PCL depository receipt	3,571,279	172,999
		5,282,763
Pharmaceuticals - 0.0%
Mega Lifesciences PCL depository receipt	244,317	222,380
TOTAL HEALTH CARE		5,505,143

Industrials - 0.0%
Electrical Equipment - 0.0%
STARK Corp PCL (b)(d)	4,002,200	1
Ground Transportation - 0.0%
BTS Group Holdings PCL depository receipt (b)	4,538,834	411,730
Transportation Infrastructure - 0.0%
Airports of Thailand PCL depository receipt	2,101,428	2,674,604
Bangkok Expressway & Metro PCL	2,692,438	427,833
		3,102,437
TOTAL INDUSTRIALS		3,514,168

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Cal-Comp Electronics Thailand PCL depository receipt	1,879,900	353,822
Delta Electronics Thailand PCL	577,529	3,866,825
Delta Electronics Thailand PCL depository receipt	959,187	6,422,202
KCE Electronics PCL depository receipt	470,500	370,187
		11,013,036
Materials - 0.0%
Chemicals - 0.0%
PTT Global Chemical PCL	329,994	257,092
PTT Global Chemical PCL depository receipt	780,206	607,843
TOA Paint Thailand PCL depository receipt	581,904	231,613
		1,096,548
Construction Materials - 0.0%
Siam Cement PCL/The	111,486	701,732
Siam Cement PCL/The depository receipt	266,375	1,676,659
		2,378,391
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	846,400	475,300
TOTAL MATERIALS		3,950,239

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Amata Corp PCL depository receipt	444,388	197,445
AP Thailand PCL depository receipt	1,551,605	414,112
Central Pattana PCL	480,405	796,722
Central Pattana PCL depository receipt	559,885	928,536
Land & Houses PCL depository receipt	5,207,758	626,666
MBK PCL depository receipt	685,830	349,158
Quality Houses PCL depository receipt	8,748,771	356,321
Sansiri PCL depository receipt	9,011,607	389,270
WHA Corp PCL depository receipt	4,777,980	480,599
		4,538,829
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Electricity Generating PCL	79,217	300,638
Energy Absolute PCL depository receipt (b)	3,029,500	286,031
Global Power Synergy PCL depository receipt	474,100	607,070
Gulf Development PCL	293,702	400,997
Gulf Development PCL depository receipt	1,984,810	2,709,900
Ratch Group PCL depository receipt	696,192	596,092
		4,900,728
TOTAL THAILAND		68,486,976
TURKEY - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	631,239	1,496,517
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
EGE Endustri VE Ticaret AS	1,664	323,568
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	370,490	874,379
Tofas Turk Otomobil Fabrikasi AS	71,791	451,105
		1,325,484
Specialty Retail - 0.0%
Dogan Sirketler Grubu Holding AS	821,575	334,069
Dogus Otomotiv Servis ve Ticaret AS	55,470	237,819
		571,888
Textiles, Apparel & Luxury Goods - 0.0%
Aksa (Akrilik Kimya Sanayi)	1,467,999	432,853
Mavi Giyim Sanayi Ve Ticaret AS Class B (e)(f)	375,034	359,392
		792,245
TOTAL CONSUMER DISCRETIONARY		3,013,185

Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,358,988	469,541
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	221,849	2,843,407
Migros Ticaret AS	50,836	548,203
Sok Marketler Ticaret AS (b)	274,398	288,792
		3,680,402
Food Products - 0.0%
Ulker Biskuvi Sanayi AS	113,864	292,688
TOTAL CONSUMER STAPLES		4,442,631

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	481,471	2,262,298
Financials - 0.0%
Banks - 0.0%
Akbank TAS	1,515,723	2,191,372
Haci Omer Sabanci Holding AS	608,139	1,179,287
Turkiye Is Bankasi AS Class C	4,297,669	1,292,755
Yapi ve Kredi Bankasi AS (b)	1,695,442	1,354,612
		6,018,026
Capital Markets - 0.0%
Is Yatirim Menkul Degerler AS	305,962	319,829
Tera Yatirim Menkul Degerler AS	84,084	432,876
		752,705
Financial Services - 0.0%
Destek Finans Faktoring AS	40,323	616,533
Turkiye Sinai Kalkinma Bankasi AS (b)	1,058,993	324,593
		941,126
Insurance - 0.0%
Anadolu Anonim Turk Sigorta Sirketi	556,502	306,742
Turkiye Sigorta AS	1,474,121	432,905
		739,647
TOTAL FINANCIALS		8,451,504

Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (b)(e)(f)	50,155	400,724
Industrials - 0.2%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	700,491	3,391,353
Air Freight & Logistics - 0.0%
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	689,126	244,653
Construction & Engineering - 0.0%
Ral Yatirim Holding AS	69,544	327,760
Electrical Equipment - 0.0%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	157,897	368,704
Ground Transportation - 0.0%
Pasifik Eurasia Lojistik Dis Ticaret AS (b)	169,050	534,638
Industrial Conglomerates - 0.1%
Alarko Holding AS	145,969	280,109
Kiler Holding AS (b)	162,118	524,279
KOC Holding AS	386,651	1,577,717
Turkiye Sise ve Cam Fabrikalari AS	665,082	581,674
		2,963,779
Machinery - 0.0%
Otokar Otomotiv Ve Savunma Sanayi A.S. (b)	23,426	255,963
Passenger Airlines - 0.0%
Pegasus Hava Tasimaciligi AS (b)	143,529	716,724
Turk Hava Yollari AO	268,716	1,862,622
		2,579,346
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (b)	102,753	647,490
TOTAL INDUSTRIALS		11,313,686

Materials - 0.0%
Chemicals - 0.0%
Hektas Ticaret TAS (b)	2,875,951	244,142
Petkim Petrokimya Holding AS (b)	861,712	351,824
		595,966
Construction Materials - 0.0%
Cimsa Cimento Sanayi VE Ticaret AS	243,379	275,012
Nuh Cimento Sanayi AS	53,839	312,378
Oyak Cimento Fabrikalari AS	525,576	265,700
		853,090
Metals & Mining - 0.0%
Eldorado Gold Corp (b)	100,246	2,569,494
Eregli Demir ve Celik Fabrikalari TAS	1,693,447	1,106,575
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (b)	705,275	459,853
Turk Altin Isletmeleri AS (b)	545,540	348,697
		4,484,619
TOTAL MATERIALS		5,933,675

Real Estate - 0.0%
Diversified REITs - 0.0%
Ziraat Gayrimenkul Yatirim Ortakligi AS	504,733	277,727
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,091,370	524,742
TOTAL REAL ESTATE		802,469

Utilities - 0.0%
Electric Utilities - 0.0%
Enerjisa Enerji AS (e)(f)	187,282	367,403
Gas Utilities - 0.0%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (b)	406,234	277,430
Enerya Enerji AS	1,217,246	282,791
		560,221
TOTAL UTILITIES		927,624

TOTAL TURKEY		39,044,313
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	1,732,785	9,152,324
Space42 PLC (b)	678,316	343,503
		9,495,827
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Abu Dhabi National Hotels	4,587,749	557,082
Americana Restaurants International PLC - Foreign Co	1,662,624	946,075
		1,503,157
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	1,637,103	1,600,131
TOTAL CONSUMER DISCRETIONARY		3,103,288

Consumer Staples - 0.0%
Food Products - 0.0%
Agthia Group PJSC	302,326	318,544
Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	1,567,784	2,381,801
NMDC Energy	649,208	441,884
		2,823,685
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Gas PLC	3,030,861	2,879,894
Dana Gas PJSC	3,093,227	697,312
		3,577,206
TOTAL ENERGY		6,400,891

Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	1,462,733	5,742,689
Abu Dhabi Islamic Bank PJSC	734,043	4,220,855
Ajman Bank PJSC	756,467	300,696
Dubai Islamic Bank PJSC	1,479,569	3,826,871
Emirates NBD Bank PJSC	941,672	7,204,286
First Abu Dhabi Bank PJSC	2,199,336	10,442,946
		31,738,343
Capital Markets - 0.0%
Dubai Financial Market PJSC	1,144,608	479,913
TOTAL FINANCIALS		32,218,256

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Parkin Co PJSC	411,967	621,380
Industrial Conglomerates - 0.0%
Dubai Investments PJSC	1,236,776	1,117,929
Multiply Group PJSC (b)	1,681,434	1,364,210
		2,482,139
Marine Transportation - 0.0%
Gulf Navigation Holding PJSC (b)	215,034	532,762
Passenger Airlines - 0.0%
Air Arabia PJSC	1,300,135	1,380,505
Transportation Infrastructure - 0.0%
Salik Co PJSC	1,033,035	1,681,904
TOTAL INDUSTRIALS		6,698,690

Materials - 0.0%
Construction Materials - 0.0%
Apex Investment Co PSC (b)	419,683	439,913
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	1,931,844	4,733,687
Emaar Development PJSC	499,816	2,027,596
Emaar Properties PJSC	3,273,333	12,655,040
RAK Properties PJSC (b)	941,770	361,534
		19,777,857
Residential REITs - 0.0%
Dubai Residential REIT (f)	1,144,627	386,430
TOTAL REAL ESTATE		20,164,287

Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	2,985,497	2,259,677
Water Utilities - 0.0%
Emirates Central Cooling Systems Corp	1,141,120	490,878
TOTAL UTILITIES		2,750,555

TOTAL UNITED ARAB EMIRATES		81,590,251
UNITED KINGDOM - 6.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	2,944,584	7,185,368
Gamma Communications PLC	50,005	652,317
		7,837,685
Interactive Media & Services - 0.0%
Auto Trader Group PLC (e)(f)	428,957	4,400,709
Baltic Classifieds Group PLC	236,849	917,888
MONY Group PLC	296,066	755,325
Rightmove PLC	384,318	3,372,589
Trustpilot Group PLC (b)(e)(f)	186,772	503,974
		9,950,485
Media - 0.1%
4imprint Group PLC	13,915	608,729
Future PLC	58,414	470,791
Informa PLC	637,396	8,103,845
ITV PLC	1,644,070	1,504,311
WPP PLC	528,608	1,997,437
YouGov PLC	60,180	206,737
		12,891,850
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	9,493,697	11,492,832
TOTAL COMMUNICATION SERVICES		42,172,852

Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Dowlais Group PLC	698,083	758,418
Broadline Retail - 0.1%
B&M European Value Retail SA	499,078	1,177,855
Next PLC	57,273	10,759,254
Pepco Group NV (c)(f)	84,346	635,393
		12,572,502
Distributors - 0.0%
Inchcape PLC	166,468	1,670,784
Diversified Consumer Services - 0.0%
Auction Technology Group PLC (b)	48,649	197,802
ME Group International PLC	133,153	329,555
Pearson PLC	289,294	4,026,402
		4,553,759
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC	828,788	27,432,751
Domino's Pizza Group PLC	181,577	464,433
Entain PLC	296,220	3,083,579
Greggs PLC	50,387	1,067,700
Hollywood Bowl Group PLC	88,629	313,783
InterContinental Hotels Group PLC	71,911	8,674,428
J D Wetherspoon PLC	42,734	362,101
Mitchells & Butlers PLC (b)	156,636	501,057
Playtech Plc	132,210	457,658
SSP Group Plc	424,047	855,660
Trainline PLC (b)(e)(f)	221,614	732,494
Whitbread PLC	85,777	3,264,492
		47,210,136
Household Durables - 0.1%
Barratt Redrow PLC	687,165	3,396,968
Bellway PLC	59,922	2,065,601
Berkeley Group Holdings PLC	49,500	2,622,249
Crest Nicholson Holdings plc (c)	132,198	287,421
Persimmon PLC	166,486	2,644,236
Taylor Wimpey PLC	1,778,940	2,458,517
Vistry Group PLC (b)	163,653	1,384,972
		14,859,964
Leisure Products - 0.0%
Games Workshop Group PLC	16,015	3,351,498
Specialty Retail - 0.1%
AO World PLC (b)	188,015	262,802
Currys PLC	501,800	926,197
Dunelm Group PLC	64,080	941,154
Frasers Group PLC (b)	60,308	577,562
JD Sports Fashion PLC	1,256,517	1,538,110
Kingfisher PLC	870,126	3,528,869
Moonpig Group PLC	165,506	466,377
Pets at Home Group Plc	224,402	631,455
Watches of Switzerland Group PLC (b)(e)	118,162	609,431
WH Smith PLC	63,612	564,913
		10,046,870
Textiles, Apparel & Luxury Goods - 0.0%
Burberry Group PLC (b)	176,628	2,871,448
Coats Group PLC	975,456	1,048,231
Dr Martens PLC	335,471	400,604
		4,320,283
TOTAL CONSUMER DISCRETIONARY		99,344,214

Consumer Staples - 1.3%
Beverages - 0.2%
AG Barr PLC	60,297	529,929
Coca-Cola Europacific Partners PLC	112,942	10,032,638
Diageo PLC	1,090,200	25,076,514
Fevertree Drinks PLC	52,551	575,762
		36,214,843
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	845,837	3,795,777
Marks & Spencer Group PLC	1,017,884	5,319,280
Ocado Group PLC (b)	292,370	841,533
Tesco PLC	3,201,015	19,317,082
		29,273,672
Food Products - 0.0%
Associated British Foods PLC	158,015	4,764,060
Bakkavor Group PLC (e)(f)	112,341	327,633
Cranswick PLC	27,685	1,794,849
Hilton Food Group PLC	52,755	446,319
Premier Foods PLC	359,562	861,578
Tate & Lyle PLC	194,918	988,918
		9,183,357
Household Products - 0.1%
Reckitt Benckiser Group PLC	331,227	25,335,249
Personal Care Products - 0.4%
Unilever PLC	1,198,080	71,890,043
Tobacco - 0.4%
British American Tobacco PLC	1,023,646	52,426,592
Imperial Brands PLC	379,627	15,084,226
		67,510,818
TOTAL CONSUMER STAPLES		239,407,982

Energy - 0.0%
Energy Equipment & Services - 0.0%
Hunting PLC	71,377	320,218
Paratus Energy Services Ltd	57,422	235,486
Subsea 7 SA	108,512	1,981,857
		2,537,561
Oil, Gas & Consumable Fuels - 0.0%
Harbour Energy PLC	286,594	846,369
Serica Energy PLC	136,182	388,218
Yellow Cake PLC (b)(e)(f)	128,583	995,780
		2,230,367
TOTAL ENERGY		4,767,928

Financials - 2.1%
Banks - 1.3%
Barclays PLC	6,916,881	37,099,544
Close Brothers Group PLC (b)	72,841	400,755
HSBC Holdings PLC	8,543,217	119,600,354
Lloyds Banking Group PLC	29,333,494	34,393,215
Metro Bank Holdings PLC (b)	191,008	293,585
NatWest Group PLC	3,971,235	30,572,620
Standard Chartered PLC	968,090	19,872,226
		242,232,299
Capital Markets - 0.5%
3i Group PLC	476,437	27,571,705
Aberdeen Group PLC	930,401	2,481,204
AJ Bell PLC	170,190	1,201,735
Allfunds Group Plc	153,909	1,170,861
Alpha Group International PLC (f)	17,211	960,929
Ashmore Group PLC	268,233	662,118
Bridgepoint Group PLC (e)(f)	128,903	509,713
ICG PLC	144,343	3,661,628
IG Group Holdings PLC	173,978	2,546,102
Integrafin Holdings Ltd (f)	153,717	732,025
Investec PLC	282,212	2,124,351
IP Group PLC (b)	600,703	476,642
Jupiter Fund Management PLC	248,090	496,043
London Stock Exchange Group PLC	233,257	29,069,973
Man Group Plc/Jersey	600,235	1,657,487
Molten Ventures PLC (b)	92,272	563,420
Ninety One PLC	154,054	468,713
Polar Capital Holdings PLC	67,389	508,156
Quilter PLC (e)(f)	710,265	1,696,331
Rathbones Group PLC	33,062	774,855
Schroders PLC	349,878	1,743,854
St James's Place PLC	263,979	4,499,590
TP ICAP Group PLC	369,294	1,273,497
XPS Pensions Group PLC (f)	116,703	517,430
		87,368,362
Financial Services - 0.1%
M&G PLC	1,129,131	3,905,633
OSB Group PLC	185,409	1,312,852
Paragon Banking Group PLC	105,705	1,151,188
Wise PLC Class A (b)	328,210	4,167,253
		10,536,926
Insurance - 0.2%
Admiral Group PLC	128,616	5,535,223
Aviva PLC	1,490,471	13,091,400
Beazley PLC	302,689	3,700,064
Chesnara PLC (c)	149,017	538,350
Hiscox Ltd	166,378	3,005,348
Just Group PLC	506,223	1,413,178
Lancashire Holdings Ltd	125,141	1,098,177
Legal & General Group PLC	2,805,821	8,765,325
Phoenix Group Holdings PLC	356,492	3,156,501
		40,303,566
TOTAL FINANCIALS		380,441,153

Health Care - 0.7%
Biotechnology - 0.0%
Genus PLC	33,161	1,071,665
Health Care Equipment & Supplies - 0.0%
Advanced Medical Solutions Group PLC	150,234	424,329
Convatec Group PLC (e)(f)	818,504	2,625,806
Smith & Nephew PLC	408,175	7,537,371
		10,587,506
Health Care Providers & Services - 0.0%
CVS Group PLC	38,443	627,242
Spire Healthcare Group PLC (e)(f)	140,463	432,714
		1,059,956
Health Care Technology - 0.0%
Craneware PLC	15,111	446,654
Life Sciences Tools & Services - 0.0%
Oxford Nanopore Technologies PLC (b)(c)	255,001	458,943
Pharmaceuticals - 0.7%
Astrazeneca PLC	760,567	125,454,504
Hikma Pharmaceuticals PLC (c)	84,527	2,042,083
		127,496,587
TOTAL HEALTH CARE		141,121,311

Industrials - 1.3%
Aerospace & Defense - 0.6%
Avon Technologies PLC	18,025	453,225
Babcock International Group PLC	125,545	2,000,582
BAE Systems PLC	1,475,983	36,358,609
Chemring Group PLC	137,100	1,032,020
Cohort PLC	19,903	350,364
Melrose Industries PLC	626,362	5,147,761
QinetiQ Group PLC	250,087	1,575,017
Rolls-Royce Holdings PLC	4,138,761	63,690,606
Senior PLC	209,628	524,890
		111,133,074
Building Products - 0.0%
Genuit Group PLC	138,933	675,310
Volution Group PLC	103,076	889,650
		1,564,960
Commercial Services & Supplies - 0.1%
Johnson Service Group PLC	221,650	394,842
Mitie Group PLC	633,798	1,372,158
Rentokil Initial PLC	1,246,944	6,959,760
Serco Group PLC	533,425	1,778,530
		10,505,290
Construction & Engineering - 0.0%
Balfour Beatty PLC	256,651	2,265,732
Keller Group PLC	37,313	778,407
Kier Group PLC	242,332	689,231
Morgan Sindall Group PLC	22,860	1,396,450
Renew Holdings PLC	50,517	614,532
		5,744,352
Electrical Equipment - 0.0%
DiscoverIE Group PLC	49,611	378,661
Volex PLC	68,762	338,296
		716,957
Ground Transportation - 0.0%
Firstgroup PLC	295,160	814,279
Zigup PLC	140,220	639,198
		1,453,477
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	1,304,800	8,652,749
DCC PLC	48,494	3,191,699
Metlen Energy & Metals PLC (Greece)	48,768	2,473,347
Smiths Group PLC	159,541	5,277,451
		19,595,246
Machinery - 0.1%
Bodycote PLC	97,235	788,141
IMI PLC	118,703	3,723,850
Morgan Advanced Materials PLC	142,341	381,466
Rotork PLC	425,330	1,912,063
Spirax Group PLC	35,967	3,352,377
Vesuvius PLC	123,696	610,348
Weir Group PLC/The	127,920	4,974,236
		15,742,481
Marine Transportation - 0.0%
Clarkson PLC	14,886	708,896
Passenger Airlines - 0.0%
easyJet PLC	155,555	990,088
International Consolidated Airlines Group SA (Spain)	608,187	3,339,692
JET2 PLC	50,587	883,202
		5,212,982
Professional Services - 0.2%
GlobalData PLC (c)	165,773	237,376
Hays PLC	948,879	736,083
Intertek Group PLC	77,455	5,153,771
Pagegroup PLC	158,564	491,601
RELX PLC	898,912	39,728,671
		46,347,502
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	209,584	13,970,271
Bunzl PLC	162,163	4,925,335
Diploma PLC	66,141	4,874,497
Grafton Group PLC unit	90,504	1,131,881
Howden Joinery Group PLC	275,490	3,125,103
RS GROUP PLC	240,285	1,756,661
Travis Perkins PLC	109,361	903,669
		30,687,417
TOTAL INDUSTRIALS		249,412,634

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	184,038	8,573,190
Oxford Instruments PLC	30,086	747,793
Renishaw PLC	20,284	941,975
Spectris PLC	48,185	2,599,124
		12,862,082
IT Services - 0.0%
Computacenter PLC	31,984	1,204,218
Kainos Group PLC	49,960	618,258
NCC Group PLC	205,876	404,066
Softcat PLC	64,247	1,348,733
		3,575,275
Semiconductors & Semiconductor Equipment - 0.0%
Alphawave IP Group PLC (b)	203,185	507,690
Software - 0.0%
Bytes Technology Group PLC	125,648	610,406
GB Group PLC	144,796	447,964
Sage Group PLC/The	472,225	7,131,061
		8,189,431
TOTAL INFORMATION TECHNOLOGY		25,134,478

Materials - 0.1%
Chemicals - 0.0%
Croda International PLC	67,521	2,560,837
Elementis PLC	304,223	657,037
Johnson Matthey PLC	82,451	2,309,295
Victrex PLC	49,066	417,043
		5,944,212
Construction Materials - 0.0%
Breedon Group PLC	136,948	619,965
Ibstock PLC (e)(f)	213,513	383,152
Marshalls PLC	134,561	298,392
SigmaRoc PLC (b)	537,151	814,327
		2,115,836
Metals & Mining - 0.1%
Anglogold Ashanti Plc	34,837	2,368,916
Anglogold Ashanti Plc (South Africa)	211,734	14,667,808
Hill & Smith PLC	40,719	1,152,764
		18,189,488
TOTAL MATERIALS		26,249,536

Real Estate - 0.2%
Diversified REITs - 0.0%
British Land Co PLC/The	500,598	2,496,384
Land Securities Group PLC	338,288	2,762,002
		5,258,386
Health Care REITs - 0.0%
Primary Health Properties PLC	1,112,842	1,369,107
Target Healthcare REIT PLC	334,030	413,803
		1,782,910
Industrial REITs - 0.2%
LondonMetric Property PLC	1,134,264	2,834,138
Segro PLC	632,521	5,794,996
Tritax Big Box REIT PLC	1,106,170	2,181,216
		10,810,350
Office REITs - 0.0%
Derwent London PLC	56,880	1,315,130
Great Portland Estates PLC	170,618	746,389
Workspace Group PLC	83,703	459,635
		2,521,154
Real Estate Management & Development - 0.0%
Grainger PLC	378,051	930,714
Savills PLC	70,171	929,211
		1,859,925
Residential REITs - 0.0%
Empiric Student Property PLC	333,275	341,064
Home Reit PLC (b)(d)	386,246	96,535
PRS REIT Plc/The	276,823	405,120
UNITE Group PLC/The	189,786	1,413,655
		2,256,374
Retail REITs - 0.0%
Hammerson PLC	247,393	991,901
Shaftesbury Capital PLC	714,274	1,317,432
Supermarket Income Reit PLC	755,430	784,994
		3,094,327
Specialized REITs - 0.0%
Big Yellow Group PLC (The)	96,628	1,411,575
Safestore Holdings PLC	112,533	1,057,017
		2,468,592
TOTAL REAL ESTATE		30,052,018

Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	542,062	13,656,065
Independent Power and Renewable Electricity Producers - 0.0%
Drax Group PLC	173,636	1,645,782
Multi-Utilities - 0.2%
Centrica PLC	2,380,465	5,607,100
National Grid PLC	2,366,338	35,481,138
Telecom Plus PLC	37,672	878,937
		41,967,175
Water Utilities - 0.1%
Pennon Group PLC	235,373	1,603,251
Severn Trent PLC	128,649	4,700,062
United Utilities Group PLC	331,359	5,225,853
		11,529,166
TOTAL UTILITIES		68,798,188

TOTAL UNITED KINGDOM		1,306,902,294
UNITED STATES - 5.2%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (b)	75,115	49,224,362
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Stellantis NV (Italy)	994,970	10,067,068
Hotels, Restaurants & Leisure - 0.0%
Carnival PLC (b)	71,398	1,854,910
Leisure Products - 0.0%
BRP Inc Subordinate Voting Shares	16,801	1,053,903
TOTAL CONSUMER DISCRETIONARY		12,975,881

Consumer Staples - 0.7%
Food Products - 0.7%
JBS NV Class A	179,398	2,369,848
Nestle SA	1,261,836	120,566,487
		122,936,335
Energy - 0.8%
Energy Equipment & Services - 0.0%
Tenaris SA	182,943	3,635,969
Oil, Gas & Consumable Fuels - 0.8%
BP PLC	7,776,432	45,560,646
Diversified Energy Co PLC (f)	26,980	340,259
Energy Fuels Inc/Canada (b)(c)	112,057	2,300,982
Shell PLC	2,884,546	108,139,972
		156,341,859
TOTAL ENERGY		159,977,828

Financials - 0.2%
Insurance - 0.2%
Aegon Ltd	655,878	4,998,268
Swiss Re AG	146,174	26,628,281
		31,626,549
Health Care - 2.2%
Biotechnology - 0.2%
BeOne Medicines Ltd H Shares (b)	422,581	10,104,246
CSL Ltd	237,683	27,698,705
Legend Biotech Corp ADR (b)	36,003	1,166,497
		38,969,448
Health Care Equipment & Supplies - 0.1%
Alcon AG	245,797	18,264,878
Inmode Ltd (b)(c)	29,789	439,984
		18,704,862
Life Sciences Tools & Services - 0.0%
QIAGEN NV (Germany)	106,370	4,997,477
Pharmaceuticals - 1.9%
Bausch Health Cos Inc (b)	126,007	884,568
GSK PLC	2,002,644	46,888,813
Haleon PLC	4,398,307	20,453,148
Novartis AG	931,033	115,226,199
Roche Holding AG	342,194	110,843,628
Roche Holding AG	17,795	6,010,166
Sanofi SA	542,012	54,831,477
		355,137,999
TOTAL HEALTH CARE		417,809,786

Industrials - 0.7%
Aerospace & Defense - 0.0%
MDA Space Ltd (b)	58,198	1,136,117
Building Products - 0.0%
Reliance Worldwide Corp Ltd	391,106	1,061,987
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	122,070	5,336,945
Construction & Engineering - 0.1%
Ferrovial SE	244,379	14,985,560
Ferrovial SE rights (b)(g)	244,379	134,335
		15,119,895
Electrical Equipment - 0.5%
Schneider Electric SE	269,095	76,673,222
Signify NV (e)(f)	64,353	1,541,387
		78,214,609
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	1,293	2,666,247
AP Moller - Maersk A/S Series B	2,070	4,255,772
		6,922,019
Professional Services - 0.1%
Experian PLC	450,431	21,010,444
Fiverr International Ltd (b)(c)	15,900	359,976
		21,370,420
TOTAL INDUSTRIALS		129,161,992

Information Technology - 0.0%
Software - 0.0%
Bitdeer Technologies Group Class A (b)(c)	44,826	995,137
CyberArk Software Ltd (b)	23,628	12,304,990
Monday.com Ltd (b)	20,208	4,147,490
Sinch AB (b)(e)(f)	307,841	1,120,188
Vobile Group Ltd (b)(c)(f)	885,000	591,097
		19,158,902
Materials - 0.3%
Construction Materials - 0.3%
Amrize Ltd	251,749	12,976,140
Buzzi SpA	43,543	2,617,400
GCC SAB de CV	84,622	812,583
Holcim AG	250,018	22,226,909
James Hardie Industries PLC depository receipt (b)	286,416	6,036,218
RHI Magnesita NV (c)	8,401	231,212
Titan SA (Greece)	20,779	931,691
		45,832,153
Metals & Mining - 0.0%
Acerinox SA	90,838	1,170,595
Aura Minerals Inc	35,245	1,139,471
Sims Ltd	88,679	926,042
		3,236,108
TOTAL MATERIALS		49,068,261

TOTAL UNITED STATES		991,939,896
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	350,227	7,271,477
TOTAL COMMON STOCKS (Cost $13,812,758,994)		18,466,987,884

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	224,299	3,276,035
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	28,601	2,474,169
Dr Ing hc F Porsche AG (e)(f)	56,865	2,975,230
Porsche Automobil Holding SE	78,548	3,120,985
Volkswagen AG	89,370	9,306,706
		17,877,090
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	70,681	5,724,114
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Draegerwerk AG & Co KGaA	5,534	465,650
Life Sciences Tools & Services - 0.0%
Sartorius AG	13,089	3,592,223
TOTAL HEALTH CARE		4,057,873

Industrials - 0.0%
Machinery - 0.0%
Jungheinrich AG	25,504	910,725
Materials - 0.0%
Chemicals - 0.0%
FUCHS SE	33,288	1,487,966
TOTAL GERMANY		30,057,768
INDIA - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
TVS Motor Co Ltd 6% (d)	450,968	0
ITALY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Danieli & C Officine Meccaniche SpA	27,025	1,035,438
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	6,104	926,751
Hyundai Motor Co Series 2	23,923	3,682,367
		4,609,118
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	383,125	22,624,120
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	13,236	1,826,217
TOTAL KOREA (SOUTH)		29,059,455
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(d)	1,961,555	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $59,828,765)		63,428,696

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (i) (Cost $10,622,410)	4.15	10,637,000	10,625,586

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.18	292,199,588	292,258,028
Fidelity Securities Lending Cash Central Fund (j)(k)	4.18	156,153,152	156,168,767
TOTAL MONEY MARKET FUNDS (Cost $448,426,795)			448,426,795

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $14,331,636,964)	18,989,468,961
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(85,311,115)
NET ASSETS - 100.0%	18,904,157,846

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,639	12/19/2025	230,041,845	1,351,608	1,351,608
ICE MSCI Emerging Markets Index Contracts (United States)	1,649	12/19/2025	116,056,620	3,984,494	3,984,494
TME S&P/TSX 60 Index Contracts (Canada)	121	12/18/2025	30,740,237	603,651	603,651

TOTAL FUTURES CONTRACTS					5,939,753
The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $468,318,737 or 2.5% of net assets.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $487,767,382 or 2.6% of net assets.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,625,586.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	244,219,378	3,187,387,779	3,139,371,657	15,265,251	22,528	-	292,258,028	292,199,588	0.5%
Fidelity Securities Lending Cash Central Fund	135,295,177	740,500,609	719,627,019	3,160,001	-	-	156,168,767	156,153,152	0.6%
Total	379,514,555	3,927,888,388	3,858,998,676	18,425,252	22,528	-	448,426,795

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,079,844,275	420,525,236	659,319,039	-
Consumer Discretionary	1,911,003,491	1,062,498,875	847,838,874	665,742
Consumer Staples	1,088,477,934	603,860,090	484,614,294	3,550
Energy	808,310,470	535,617,588	272,692,761	121
Financials	4,200,261,653	2,779,069,084	1,419,921,074	1,271,495
Health Care	1,391,174,849	613,239,545	770,328,402	7,606,902
Industrials	2,883,668,700	1,888,521,280	992,131,781	3,015,639
Information Technology	2,683,603,812	1,560,041,694	1,123,562,117	1
Materials	1,358,058,075	968,491,285	388,325,748	1,241,042
Real Estate	487,863,435	468,256,772	19,510,128	96,535
Utilities	574,721,190	352,641,042	222,080,146	2

Non-Convertible Preferred Stocks
Consumer Discretionary	22,486,208	7,083,287	15,402,921	-
Consumer Staples	5,724,114	5,724,114	-	-
Energy	-	-	-	-
Financials	3,276,035	3,276,035	-	-
Health Care	4,057,873	4,057,873	-	-
Industrials	1,946,163	1,946,163	-	-
Information Technology	22,624,120	22,624,120	-	-
Materials	3,314,183	3,314,183	-	-

U.S. Treasury Obligations	10,625,586	-	10,625,586	-

Money Market Funds	448,426,795	448,426,795	-	-
Total Investments in Securities:	18,989,468,961	11,749,215,061	7,226,352,871	13,901,029
Derivative Instruments:

Assets
Futures Contracts	5,939,753	5,939,753	-	-
Total Assets	5,939,753	5,939,753	-	-
Total Derivative Instruments:	5,939,753	5,939,753	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,939,753	-
Total Equity Risk	5,939,753	-
Total Value of Derivatives	5,939,753	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $146,061,570) - See accompanying schedule:
Unaffiliated issuers (cost $13,883,210,169)	$18,541,042,166
Fidelity Central Funds (cost $448,426,795)	448,426,795

Total Investment in Securities (cost $14,331,636,964)		$18,989,468,961
Segregated cash with brokers for derivative instruments		1,527,298
Foreign currency held at value (cost $48,339,180)		48,053,502
Receivable for fund shares sold		30,277,502
Dividends receivable		32,576,508
Reclaims receivable		29,326,457
Distributions receivable from Fidelity Central Funds		1,800,549
Other receivables		573,136
Total assets		19,133,603,913
Liabilities
Payable for investments purchased
Regular delivery	$1,320,703
Delayed delivery	143,521
Payable for fund shares redeemed	22,166,525
Accrued management fee	936,374
Payable for daily variation margin on futures contracts	789,827
Deferred taxes	47,492,503
Other payables and accrued expenses	426,564
Collateral on securities loaned	156,170,050
Total liabilities		229,446,067
Net Assets		$18,904,157,846
Net Assets consist of:
Paid in capital		$14,477,019,167
Total accumulated earnings (loss)		4,427,138,679
Net Assets		$18,904,157,846
Net Asset Value, offering price and redemption price per share ($18,904,157,846 ÷ 1,092,432,329 shares)		$17.30
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$464,912,049
Interest		653,075
Income from Fidelity Central Funds (including $3,160,001 from security lending)		18,425,252
Income before foreign taxes withheld		$483,990,376
Less foreign taxes withheld		(34,620,267)
Total income		449,370,109
Expenses
Management fee	$9,242,898
Independent trustees' fees and expenses	36,180
Total expenses before reductions	9,279,078
Expense reductions	(367,868)
Total expenses after reductions		8,911,210
Net Investment income (loss)		440,458,899
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $707,658)	(111,132,058)
Fidelity Central Funds	22,528
Foreign currency transactions	1,348,717
Futures contracts	68,703,760
Total net realized gain (loss)		(41,057,053)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $4,125,336)	3,204,556,441
Assets and liabilities in foreign currencies	1,755,790
Futures contracts	8,936,334
Total change in net unrealized appreciation (depreciation)		3,215,248,565
Net gain (loss)		3,174,191,512
Net increase (decrease) in net assets resulting from operations		$3,614,650,411
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$440,458,899	$359,194,743
Net realized gain (loss)	(41,057,053)	30,245,858
Change in net unrealized appreciation (depreciation)	3,215,248,565	1,986,760,437
Net increase (decrease) in net assets resulting from operations	3,614,650,411	2,376,201,038
Distributions to shareholders	(366,077,708)	(310,344,728)

Share transactions
Proceeds from sales of shares	6,508,879,594	4,454,246,562
Reinvestment of distributions	342,962,007	290,726,537
Cost of shares redeemed	(4,629,266,264)	(3,222,230,026)

Net increase (decrease) in net assets resulting from share transactions	2,222,575,337	1,522,743,073
Total increase (decrease) in net assets	5,471,148,040	3,588,599,383

Net Assets
Beginning of period	13,433,009,806	9,844,410,423
End of period	$18,904,157,846	$13,433,009,806

Other Information
Shares
Sold	431,636,819	326,930,323
Issued in reinvestment of distributions	24,816,354	22,695,308
Redeemed	(309,073,500)	(235,596,371)
Net increase (decrease)	147,379,673	114,029,260

Financial Highlights
Fidelity® Total International Index Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.21	$11.85	$10.82	$14.81	$11.54
Income from Investment Operations
Net investment income (loss) A,B	.43	.40	.38	.38	.35
Net realized and unrealized gain (loss)	3.05	2.33	.94	(4.00)	3.14
Total from investment operations	3.48	2.73	1.32	(3.62)	3.49
Distributions from net investment income	(.39)	(.37)	(.29)	(.37)	(.22)
Total distributions	(.39)	(.37)	(.29)	(.37)	(.22)
Net asset value, end of period	$17.30	$14.21	$11.85	$10.82	$14.81
Total Return C	25.15%	23.34%	12.29%	(25.01)%	30.47%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.06%	.06%	.06%	.06%	.06%
Expenses net of fee waivers, if any	.06%	.06%	.06%	.06%	.06%
Expenses net of all reductions, if any	.06%	.06%	.06%	.06%	.06%
Net investment income (loss)	2.85%	2.90%	3.02%	3.04%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$18,904,158	$13,433,010	$9,844,410	$8,018,849	$8,557,656
Portfolio turnover rate F	4%	5% G	4% G	3% G	5%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity Total International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Fund did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,659,676,013
Gross unrealized depreciation	(1,298,003,604)
Net unrealized appreciation (depreciation)	$4,361,672,409
Tax Cost	$14,627,796,552

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$480,367,829
Capital loss carryforward	$(368,254,424)
Net unrealized appreciation (depreciation) on securities and other investments	$4,362,517,778

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(44,638,678)
Long-term	(323,615,746)
Total capital loss carryforward	$(368,254,424)

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$366,077,708	$ 310,344,728

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total International Index Fund	2,826,053,389	533,902,987

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Total International Index Fund	32,466,426	159,091,289	455,539,618
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Total International Index Fund	327,346	443	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $367,868.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Total International Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Total International Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 10, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $16,207,691 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 75.54% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.4052 and $0.0358 for the dividend paid December 16, 2024.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Total International Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode other than the fund, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters as informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9879613.109
TI1-I-ANN-1225
Fidelity® Series Global ex U.S. Index Fund

Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Global ex U.S. Index Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
AUSTRALIA - 4.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	7,494,142	23,928,675
Interactive Media & Services - 0.1%
CAR Group Ltd	699,412	16,337,223
REA Group Ltd	98,772	13,771,265
		30,108,488
TOTAL COMMUNICATION SERVICES		54,037,163

Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	2,115,518	116,271,408
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	1,047,591	43,422,547
Lottery Corp/The	4,165,661	14,990,756
		58,413,303
TOTAL CONSUMER DISCRETIONARY		174,684,711

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	2,502,961	36,111,007
Woolworths Group Ltd	2,280,522	42,391,855
		78,502,862
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Santos Ltd	6,063,191	25,032,690
Woodside Energy Group Ltd	3,541,030	57,384,001
		82,416,691
Financials - 1.7%
Banks - 1.3%
ANZ Group Holdings Ltd	5,536,537	132,766,683
Commonwealth Bank of Australia	3,118,228	350,189,639
National Australia Bank Ltd	5,706,645	162,696,851
Westpac Banking Corp	6,377,683	161,658,843
		807,312,016
Capital Markets - 0.2%
ASX Ltd	363,937	13,442,099
Macquarie Group Ltd	675,024	96,531,002
		109,973,101
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	639,207	15,725,566
Insurance - 0.2%
Insurance Australia Group Ltd	4,417,473	22,718,171
Medibank Pvt Ltd	5,156,267	16,463,878
QBE Insurance Group Ltd	2,815,649	36,550,819
Suncorp Group Ltd	2,022,547	25,964,176
		101,697,044
TOTAL FINANCIALS		1,034,707,727

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Cochlear Ltd	122,214	22,962,640
Health Care Providers & Services - 0.1%
Sigma Healthcare Ltd	8,618,312	17,537,171
Sonic Healthcare Ltd	864,568	11,966,145
		29,503,316
Health Care Technology - 0.0%
Pro Medicus Ltd	107,208	18,491,238
TOTAL HEALTH CARE		70,957,194

Industrials - 0.2%
Commercial Services & Supplies - 0.1%
Brambles Ltd	2,551,226	41,497,982
Passenger Airlines - 0.0%
Qantas Airways Ltd	1,370,056	9,143,562
Professional Services - 0.0%
Computershare Ltd	975,067	23,331,160
Trading Companies & Distributors - 0.0%
SGH Ltd	375,775	11,924,675
Transportation Infrastructure - 0.1%
Transurban Group unit	5,803,510	54,983,986
TOTAL INDUSTRIALS		140,881,365

Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	374,667	16,944,395
Materials - 1.2%
Metals & Mining - 1.2%
BHP Group Ltd	9,459,451	269,672,144
BlueScope Steel Ltd	821,566	12,309,909
Evolution Mining Ltd	3,792,222	26,946,384
Fortescue Ltd	3,157,981	43,990,824
Glencore PLC	18,889,542	90,491,664
Northern Star Resources Ltd	2,530,883	40,753,096
Rio Tinto Ltd	691,772	60,140,472
Rio Tinto PLC	2,102,867	151,595,741
South32 Ltd	8,420,698	17,414,743
		713,314,977
Real Estate - 0.2%
Diversified REITs - 0.0%
Stockland unit	4,621,169	19,079,111
Industrial REITs - 0.1%
Goodman Group unit	3,785,577	81,812,107
Retail REITs - 0.1%
Scentre Group unit	9,706,329	25,847,964
Vicinity Ltd unit	7,409,502	12,217,053
		38,065,017
TOTAL REAL ESTATE		138,956,235

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	3,221,092	25,817,616
Gas Utilities - 0.0%
Apa Group unit	2,524,798	15,165,134
TOTAL UTILITIES		40,982,750

TOTAL AUSTRALIA		2,546,386,070
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	274,667	15,025,595
Financials - 0.2%
Banks - 0.2%
Erste Group Bank AG	573,243	59,302,182
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	664,484	7,421,673
Mondi PLC (South Africa)	160,753	1,785,135
		9,206,808
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A (b)	127,550	9,843,023
TOTAL AUSTRIA		93,377,608
BELGIUM - 0.5%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	39,167	7,155,616
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	1,841,419	112,284,637
Food Products - 0.0%
Lotus Bakeries NV	760	6,631,426
TOTAL CONSUMER STAPLES		118,916,063

Financials - 0.1%
Banks - 0.1%
KBC Group NV	427,531	51,373,734
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	153,894	13,525,676
Sofina SA	28,190	7,746,380
		21,272,056
Insurance - 0.0%
Ageas SA/NV	278,902	18,452,745
TOTAL FINANCIALS		91,098,535

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	235,647	60,435,120
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	136,799	11,296,293
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	81,861	9,860,315
TOTAL BELGIUM		298,761,942
BRAZIL - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	1,495,740	8,907,798
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	1,561,500	7,050,035
TOTAL COMMUNICATION SERVICES		15,957,833

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Ultrapar Participacoes SA	1,317,200	5,241,917
Vibra Energia SA	1,890,550	8,363,477
		13,605,394
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	8,812,830	20,820,095
Ambev SA ADR (b)	42,444	98,045
		20,918,140
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	2,389,244	8,882,031
Food Products - 0.0%
MBRF Global Foods Company SA	1,010,199	3,355,469
TOTAL CONSUMER STAPLES		33,155,640

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras	7,914,140	43,763,541
Petroleo Brasileiro SA - Petrobras	6,679,511	39,121,440
Petroleo Brasileiro SA - Petrobras ADR	482,155	5,327,813
PRIO SA/Brazil (c)	1,581,900	10,594,124
		98,806,918
Financials - 0.5%
Banks - 0.4%
Banco Bradesco SA	10,145,634	34,246,548
Banco Bradesco SA	2,152,338	6,189,029
Banco Bradesco SA ADR	414,584	1,401,294
Banco do Brasil SA	3,179,100	12,941,066
Itau Unibanco Holding SA	9,418,257	69,044,518
Itau Unibanco Holding SA ADR	491,692	3,618,853
Itausa SA	10,670,307	23,105,991
NU Holdings Ltd/Cayman Islands Class A (c)	6,314,862	101,732,428
		252,279,727
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	9,846,275	23,170,075
Banco BTG Pactual SA unit	2,211,600	20,069,018
XP Inc Class A	677,643	12,346,655
		55,585,748
Insurance - 0.0%
BB Seguridade Participacoes SA	1,329,900	8,120,376
Caixa Seguridade Participacoes S/A	1,105,100	3,075,000
Porto Seguro SA	342,000	3,054,507
		14,249,883
TOTAL FINANCIALS		322,115,358

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (d)(e)	1,481,211	11,932,394
Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA	1,312,500	21,222,200
Electrical Equipment - 0.1%
WEG SA	3,136,932	24,547,596
Ground Transportation - 0.0%
Localiza Rent a Car SA	1,729,638	12,679,843
Rumo SA	2,431,000	7,193,658
		19,873,501
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	1,876,200	5,537,980
TOTAL INDUSTRIALS		71,181,277

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	985,900	8,131,002
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	310,150	11,304,626
Containers & Packaging - 0.0%
Klabin SA unit	1,571,470	5,269,439
Metals & Mining - 0.3%
Gerdau SA	2,438,538	8,584,821
Vale SA	6,740,647	81,765,560
Vale SA ADR	34,124	412,559
Wheaton Precious Metals Corp	846,100	81,711,344
		172,474,284
Paper & Forest Products - 0.0%
Suzano SA	1,309,095	11,896,329
TOTAL MATERIALS		200,944,678

Utilities - 0.2%
Electric Utilities - 0.2%
Centrais Eletricas Brasileiras SA	2,214,330	22,933,758
Centrais Eletricas Brasileiras SA Series B	502,342	5,545,422
Cia Energetica de Minas Gerais	3,169,480	6,680,713
Cia Paranaense de Energia - Copel Series B	1,933,100	5,001,673
CPFL Energia SA	408,200	3,156,371
Energisa S/A unit	554,000	5,337,191
Equatorial Energia SA	2,293,085	15,621,254
		64,276,382
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (c)	1,368,800	4,658,543
Engie Brasil Energia SA	400,050	2,974,377
		7,632,920
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	897,100	21,982,489
TOTAL UTILITIES		93,891,791

TOTAL BRAZIL		869,722,285
CANADA - 7.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BCE Inc (b)	134,485	3,074,107
TELUS Corp	935,388	13,678,520
		16,752,627
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B (b)	678,697	26,561,391
TOTAL COMMUNICATION SERVICES		43,314,018

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Magna International Inc	494,522	23,362,467
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A (b)	94,213	10,804,721
Dollarama Inc (b)	516,463	67,132,273
		77,936,994
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (b)	517,153	33,966,799
Restaurant Brands International Inc (United States)	64,101	4,210,795
		38,177,594
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	266,037	15,514,003
TOTAL CONSUMER DISCRETIONARY		154,991,058

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc (b)	1,413,990	71,861,400
Empire Co Ltd Class A	234,184	7,956,128
George Weston Ltd	325,426	19,787,052
Loblaw Cos Ltd	1,113,668	44,259,281
Metro Inc/CN (b)	387,459	25,826,917
		169,690,778
Food Products - 0.0%
Saputo Inc	464,642	11,227,205
TOTAL CONSUMER STAPLES		180,917,983

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
ARC Resources Ltd (b)	1,094,691	20,191,548
Cameco Corp	811,543	82,939,342
Canadian Natural Resources Ltd	3,902,390	124,844,205
Cenovus Energy Inc	2,531,212	42,771,897
Enbridge Inc (b)	4,061,822	189,400,135
Imperial Oil Ltd (b)	332,732	29,428,829
Keyera Corp	429,516	12,681,371
Pembina Pipeline Corp (b)	1,084,299	41,020,217
Suncor Energy Inc	2,289,486	91,168,082
TC Energy Corp	1,937,609	97,229,276
Tourmaline Oil Corp (b)	675,942	29,730,749
Whitecap Resources Inc (b)	2,303,420	17,145,702
		778,551,353
Financials - 2.9%
Banks - 1.9%
Bank of Montreal (b)	1,341,850	166,689,619
Bank of Nova Scotia/The	2,318,165	152,043,063
Canadian Imperial Bank of Commerce (b)	1,742,760	144,398,517
National Bank of Canada	728,712	81,415,401
Royal Bank of Canada (b)	2,628,484	385,066,207
Toronto Dominion Bank	3,210,387	263,597,139
		1,193,209,946
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A (b)	762,574	41,250,928
Brookfield Corp Class A	3,814,276	175,654,406
IGM Financial Inc	156,487	6,019,374
TMX Group Ltd	519,272	19,152,216
		242,076,924
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	36,814	59,768,843
Great-West Lifeco Inc (b)	520,868	22,081,788
iA Financial Corp Inc	174,396	20,586,077
Intact Financial Corp	332,569	62,037,024
Manulife Financial Corp	3,185,659	103,095,834
Power Corp of Canada Subordinate Voting Shares (b)	1,041,446	48,784,715
Sun Life Financial Inc	1,051,887	63,980,949
		380,335,230
TOTAL FINANCIALS		1,815,622,100

Industrials - 0.8%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (c)	163,341	22,822,670
CAE Inc (c)	566,824	15,914,961
		38,737,631
Commercial Services & Supplies - 0.1%
Element Fleet Management Corp	755,480	20,377,033
RB Global Inc	345,244	34,254,861
		54,631,894
Construction & Engineering - 0.1%
AtkinsRealis Group Inc	306,646	21,625,151
Stantec Inc	212,934	23,580,556
WSP Global Inc	243,425	46,538,077
		91,743,784
Ground Transportation - 0.4%
Canadian National Railway Co	995,340	95,442,784
Canadian Pacific Kansas City Ltd	1,718,566	123,671,076
TFI International Inc	147,816	13,283,468
		232,397,328
Professional Services - 0.1%
Thomson Reuters Corp (b)	293,724	44,992,096
Trading Companies & Distributors - 0.0%
Toromont Industries Ltd (b)	151,524	18,204,919
TOTAL INDUSTRIALS		480,707,652

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (c)	214,500	73,848,073
IT Services - 0.7%
CGI Inc Class A	372,234	32,394,483
Shopify Inc Class A (c)	2,273,393	395,272,623
		427,667,106
Software - 0.2%
Constellation Software Inc/Canada (b)	37,521	98,743,726
Constellation Software Inc/Canada warrants 3/31/2040 (c)(f)	30,824	2
Descartes Systems Group Inc/The (c)	157,962	13,950,841
Open Text Corp (b)	480,269	18,425,921
		131,120,490
TOTAL INFORMATION TECHNOLOGY		632,635,669

Materials - 0.9%
Chemicals - 0.1%
Nutrien Ltd	909,741	49,549,118
Containers & Packaging - 0.0%
CCL Industries Inc Class B	273,487	15,256,228
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA	938,096	150,879,253
Alamos Gold Inc Class A	776,005	23,923,892
Barrick Mining Corp	3,179,814	104,380,333
Franco-Nevada Corp	359,140	67,085,729
Kinross Gold Corp	2,289,553	53,249,595
Lundin Gold Inc	200,919	13,659,139
Pan American Silver Corp	786,338	27,696,052
Teck Resources Ltd Class B	868,731	37,268,935
		478,142,928
TOTAL MATERIALS		542,948,274

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
FirstService Corp Subordinate Voting Shares	75,624	12,037,941
Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc (b)	558,522	26,553,240
Fortis Inc/Canada (b)	938,481	47,173,299
Hydro One Ltd (d)(e)	618,053	22,795,538
		96,522,077
Gas Utilities - 0.0%
AltaGas Ltd (b)	557,964	16,378,295
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	257,568	11,150,782
Multi-Utilities - 0.0%
Canadian Utilities Ltd Class A	245,466	6,874,553
TOTAL UTILITIES		130,925,707

TOTAL CANADA		4,772,651,755
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	1,227,390	7,702,522
Specialty Retail - 0.0%
Empresas Copec SA	710,900	5,082,759
TOTAL CONSUMER DISCRETIONARY		12,785,281

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	2,334,220	7,238,794
Financials - 0.1%
Banks - 0.1%
Banco de Chile	85,309,151	14,971,075
Banco de Credito e Inversiones SA	161,188	8,285,564
Banco Santander Chile	121,172,387	8,763,802
		32,020,441
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	588,527,308	13,412,091
Materials - 0.1%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B (c)	265,683	12,802,564
Metals & Mining - 0.1%
Antofagasta PLC	735,183	26,946,097
Lundin Mining Corp	1,277,790	20,553,237
		47,499,334
Paper & Forest Products - 0.0%
Empresas Cmpc SA	2,017,312	2,910,768
TOTAL MATERIALS		63,212,666

Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	36,790,872	3,473,967
Enel Chile SA	49,830,986	3,806,515
		7,280,482
TOTAL CHILE		135,949,755
CHINA - 9.1%
Communication Services - 2.1%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (d)(e)	8,341,100	12,054,559
Entertainment - 0.2%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	234,000	682,859
Beijing Enlight Media Co Ltd A Shares (China)	320,700	759,237
China Ruyi Holdings Ltd (b)(c)	16,108,000	5,742,085
Giant Network Group Co Ltd A Shares (China)	216,100	1,065,410
Kingsoft Corp Ltd	1,819,000	7,926,252
Mango Excellent Media Co Ltd A Shares (China)	198,494	819,366
NetEase Cloud Music Inc (c)(d)(e)	160,600	4,976,801
Netease Inc	3,248,435	91,153,477
Tencent Music Entertainment Group Class A ADR	1,069,801	23,877,958
		137,003,445
Interactive Media & Services - 1.9%
Autohome Inc Class A ADR	116,340	2,931,768
Baidu Inc A Shares (c)	4,155,098	62,892,555
Bilibili Inc Z Shares (b)(c)	436,324	13,178,293
Kuaishou Technology B Shares (d)(e)	4,998,100	46,536,286
Kunlun Tech Co Ltd A Shares (China) (c)	133,900	866,717
Meitu Inc (d)(e)	6,374,500	7,071,339
Tencent Holdings Ltd	11,957,900	971,313,463
		1,104,790,421
Media - 0.0%
China Literature Ltd (b)(c)(d)(e)	754,800	4,058,341
Focus Media Information Technology Co Ltd A Shares (China)	1,657,140	1,804,428
Jiangsu Phoenix Publishing & Media Corp Ltd A Shares (China)	230,800	326,546
		6,189,315
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	3,474,900	2,646,185
TOTAL COMMUNICATION SERVICES		1,262,683,925

Consumer Discretionary - 3.0%
Automobile Components - 0.0%
Bethel Automotive Safety Systems Co Ltd A Shares (China)	69,760	491,341
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	27,800	506,207
Fuyao Glass Industry Group Co Ltd A Shares (China)	245,500	2,328,273
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	1,124,400	10,034,958
Huayu Automotive Systems Co Ltd A Shares (China)	314,300	901,735
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	59,200	985,474
Ningbo Tuopu Group Co Ltd A Shares (China)	191,325	1,983,303
Sailun Group Co Ltd A Shares (China)	337,300	727,450
Zhejiang Wanfeng Auto Wheel Co Ltd A Shares (China)	244,900	585,291
		18,544,032
Automobiles - 0.4%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China) (c)	241,500	1,728,102
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (c)	573,300	672,584
BYD Co Ltd A Shares (China)	612,660	8,675,921
BYD Co Ltd H Shares	6,863,500	88,857,044
Chongqing Changan Automobile Co Ltd A Shares (China)	860,764	1,498,422
Geely Automobile Holdings Ltd	11,294,000	26,743,229
Great Wall Motor Co Ltd A Shares (China)	160,400	513,603
Great Wall Motor Co Ltd H Shares	4,418,500	8,603,240
Guangzhou Automobile Group Company Ltd A Shares (China)	390,800	429,378
Guangzhou Automobile Group Company Ltd H Shares	847,526	355,565
Li Auto Inc A Shares (b)(c)	2,332,118	24,200,555
NIO Inc A Shares (c)	3,438,869	24,864,844
SAIC Motor Corp Ltd A Shares (China)	828,300	1,935,346
Seres Group Co Ltd A Shares (China)	176,600	3,850,641
XPeng Inc A Shares (c)	2,318,164	27,006,990
Yadea Group Holdings Ltd (d)(e)	2,246,826	3,513,128
Zhejiang Leapmotor Technology Co Ltd H Shares (c)(d)(e)	932,600	6,997,005
		230,445,597
Broadline Retail - 1.9%
Alibaba Group Holding Ltd	32,010,524	681,143,910
CCOOP Group Co Ltd A Shares (China) (c)	2,011,000	757,226
JD.com Inc A Shares	4,549,699	75,115,480
MINISO Group Holding Ltd A Shares	922,184	4,930,625
PDD Holdings Inc Class A ADR (c)	1,321,976	178,294,903
Prosus NV Class N	2,437,457	168,375,422
Vipshop Holdings Ltd Class A ADR	615,238	10,760,513
		1,119,378,079
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	608,700	1,576,185
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc (c)	2,298,830	13,746,441
TAL Education Group Class A ADR (c)	774,010	9,489,362
		23,235,803
Hotels, Restaurants & Leisure - 0.4%
H World Group Ltd ADR	374,085	14,439,681
Haidilao International Holding Ltd (b)(d)(e)	3,183,000	5,243,181
Meituan B Shares (c)(d)(e)	9,279,200	122,139,837
Tongcheng Travel Holdings Ltd (e)	2,380,800	6,556,694
TravelSky Technology Ltd H Shares	1,734,000	2,285,058
Trip.com Group Ltd	1,157,793	81,475,546
Yum China Holdings Inc (Hong Kong)	701,049	30,187,181
		262,327,178
Household Durables - 0.1%
Beijing Roborock Technology Co Ltd A Shares (China)	28,235	648,214
Ecovacs Robotics Co Ltd A Shares (China)	63,600	798,865
Gree Electric Appliances Inc of Zhuhai A Shares (China)	315,900	1,764,271
Haier Smart Home Co Ltd A Shares (China)	822,300	3,097,460
Haier Smart Home Co Ltd H Shares	4,486,800	14,573,850
Midea Group Co Ltd A Shares (China)	442,200	4,746,688
Midea Group Co Ltd H Shares	597,800	6,462,246
Oppein Home Group Inc A Shares (China)	58,900	442,739
Sichuan Changhong Electric Co Ltd A Shares (China)	519,800	743,469
		33,277,802
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp Ltd A Shares (China)	219,400	2,344,923
Chow Tai Fook Jewellery Group Ltd (b)	3,715,000	7,276,486
HLA Group Corp Ltd A Shares (China)	496,000	431,371
Pop Mart International Group Ltd (d)(e)	1,001,800	28,569,263
		38,622,043
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	2,359,800	24,598,491
Bosideng International Holdings Ltd	8,468,000	5,187,236
Laopu Gold Co Ltd H Shares (b)	51,900	4,571,819
Li Ning Co Ltd	4,344,500	9,437,576
Shenzhou International Group Holdings Ltd	1,539,800	13,296,431
		57,091,553
TOTAL CONSUMER DISCRETIONARY		1,784,498,272

Consumer Staples - 0.3%
Beverages - 0.2%
Anhui Gujing Distillery Co Ltd A Shares (China)	74,200	1,678,450
Anhui Gujing Distillery Co Ltd B Shares	173,900	2,197,654
Beijing Yanjing Brewery Co Ltd A Shares (China)	274,500	453,167
China Resources Beer Holdings Co Ltd	3,048,489	10,435,530
Eastroc Beverage Group Co Ltd A Shares (China)	57,640	2,267,570
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	128,700	701,961
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	179,000	1,780,594
Kweichow Moutai Co Ltd A Shares (China)	141,200	28,369,547
Luzhou Laojiao Co Ltd A Shares (China)	166,700	3,151,125
Nongfu Spring Co Ltd H Shares (d)(e)	3,767,200	25,015,928
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	135,760	3,633,670
Tsingtao Brewery Co Ltd A Shares (China)	143,900	1,328,528
Tsingtao Brewery Co Ltd H Shares	1,090,000	7,364,344
Wuliangye Yibin Co Ltd A Shares (China)	429,400	7,178,788
		95,556,856
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)(c)	10,416,000	7,774,585
JD Health International Inc (c)(d)(e)	2,094,650	16,362,452
Yifeng Pharmacy Chain Co Ltd A Shares (China)	127,428	437,209
Yonghui Superstores Co Ltd A Shares (China) (c)	1,003,300	658,304
		25,232,550
Food Products - 0.1%
Angel Yeast Co Ltd A Shares (China)	78,600	428,703
China Feihe Ltd (d)(e)	6,677,000	3,565,970
China Mengniu Dairy Co Ltd	5,908,000	10,750,736
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	526,903	2,821,293
Guangdong Haid Group Co Ltd A Shares (China)	189,000	1,550,525
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	376,800	1,362,693
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	715,700	2,756,250
Muyuan Foods Co Ltd A Shares (China)	609,170	4,305,119
New Hope Liuhe Co Ltd A Shares (China)	453,400	619,831
Tingyi Cayman Islands Holding Corp	3,744,000	5,136,192
Want Want China Holdings Ltd	8,700,000	5,620,452
Wens Foodstuff Group Co Ltd A Shares (China)	771,520	1,967,444
Wilmar International Ltd	3,626,680	8,721,196
Yihai Kerry Arawana Holdings Co Ltd A Shares (China)	166,300	750,960
		50,357,364
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (b)(d)(e)	692,800	3,316,645
Hengan International Group Co Ltd	1,170,500	4,100,226
		7,416,871
Tobacco - 0.0%
Smoore International Holdings Ltd (b)(d)(e)	3,472,000	5,848,811
TOTAL CONSUMER STAPLES		184,412,452

Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	3,380,000	3,292,766
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	107,200	753,084
		4,045,850
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	3,529,000	4,972,949
China Merchants Energy Shipping Co Ltd A Shares (China)	824,100	1,072,185
China Petroleum & Chemical Corp A Shares (China)	3,030,800	2,329,288
China Petroleum & Chemical Corp H Shares	43,847,800	23,304,839
China Shenhua Energy Co Ltd A Shares (China)	494,700	2,954,688
China Shenhua Energy Co Ltd H Shares	6,592,500	34,326,084
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	394,666	748,032
COSCO SHIPPING Energy Transportation Co Ltd H Shares (b)	70,000	99,092
Guanghui Energy Co Ltd A Shares (China)	667,700	494,390
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	224,600	797,432
Inner Mongolia Yitai Coal Co Ltd B Shares	1,720,130	3,355,974
PetroChina Co Ltd A Shares (China)	2,562,200	3,293,917
PetroChina Co Ltd H Shares	39,330,000	40,592,571
Shaanxi Coal Industry Co Ltd A Shares (China)	1,060,400	3,382,005
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	574,180	590,524
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	322,800	671,234
Yankuang Energy Group Co Ltd A Shares (China)	287,300	594,186
Yankuang Energy Group Co Ltd H Shares (b)	6,788,100	9,320,965
		132,900,355
TOTAL ENERGY		136,946,205

Financials - 1.5%
Banks - 1.0%
Agricultural Bank of China Ltd A Shares (China)	9,609,000	10,746,570
Agricultural Bank of China Ltd H Shares	51,934,000	39,565,962
Bank of Beijing Co Ltd A Shares (China)	2,303,700	1,809,324
Bank of Changsha Co Ltd A Shares (China)	484,900	651,993
Bank of Chengdu Co Ltd A Shares (China)	503,300	1,188,703
Bank of China Ltd A Shares (China)	8,486,100	6,688,822
Bank of China Ltd H Shares	126,998,024	71,911,423
Bank of Communications Co Ltd A Shares (China)	5,811,200	5,862,312
Bank of Communications Co Ltd H Shares	16,747,200	14,870,978
Bank of Hangzhou Co Ltd A Shares (China)	782,731	1,726,596
Bank of Jiangsu Co Ltd A Shares (China)	2,064,860	3,127,433
Bank of Nanjing Co Ltd A Shares (China)	1,272,100	2,021,448
Bank of Ningbo Co Ltd A Shares (China)	746,210	2,971,252
Bank of Shanghai Co Ltd A Shares (China)	1,601,400	2,135,230
Bank of Suzhou Co Ltd A Shares (China)	496,700	577,136
BOC Hong Kong Holdings Ltd	6,897,951	33,892,552
China CITIC Bank Corp Ltd A Shares (China)	1,828,000	1,987,905
China CITIC Bank Corp Ltd H Shares	14,481,293	13,809,368
China Construction Bank Corp A Shares (China)	10,203,200	13,088,377
China Construction Bank Corp H Shares	168,653,649	166,974,147
China Everbright Bank Co Ltd A Shares (China)	5,662,900	2,657,443
China Everbright Bank Co Ltd H Shares	4,940,000	2,027,990
China Merchants Bank Co Ltd A Shares (China)	1,977,800	11,362,610
China Merchants Bank Co Ltd H Shares	7,673,691	48,033,708
China Minsheng Banking Corp Ltd A Shares (China)	4,215,400	2,315,763
China Minsheng Banking Corp Ltd H Shares	12,588,832	6,447,877
China Zheshang Bank Co Ltd A Shares (China)	2,191,220	920,525
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	1,880,600	1,828,442
Chongqing Rural Commercial Bank Co Ltd H Shares	3,290,000	2,705,484
CNPC Capital Co Ltd A Shares (China)	939,800	1,382,486
Huaxia Bank Co Ltd A Shares (China)	1,423,964	1,362,463
Industrial & Commercial Bank of China Ltd A Shares (China)	8,581,500	9,380,402
Industrial & Commercial Bank of China Ltd H Shares	118,930,008	92,137,448
Industrial Bank Co Ltd A Shares (China)	2,308,700	6,562,087
Ping An Bank Co Ltd A Shares (China)	2,220,200	3,531,158
Postal Savings Bank of China Co Ltd A Shares (China)	4,296,900	3,471,376
Postal Savings Bank of China Co Ltd H Shares (d)(e)	16,061,000	11,326,648
Shanghai Pudong Development Bank Co Ltd A Shares (China)	3,314,300	5,350,452
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	1,089,200	1,305,375
		609,717,268
Capital Markets - 0.1%
Beijing Compass Technology Development Co Ltd A Shares (China)	66,900	1,356,724
BOC International China Co Ltd A Shares (China)	306,800	605,634
Caitong Securities Co Ltd A Shares (China)	451,460	545,502
Capital Securities Co Ltd A Shares (China)	193,500	565,487
Changjiang Securities Co Ltd A Shares (China)	566,100	701,521
China CITIC Financial Asset Management Co Ltd H Shares (c)(d)(e)	26,128,000	3,463,312
China Galaxy Securities Co Ltd A Shares (China)	505,100	1,247,598
China Galaxy Securities Co Ltd H Shares	7,031,000	10,115,961
China Great Wall Securities Co Ltd A Shares (China)	442,600	687,151
China International Capital Corp Ltd A Shares (China)	368,000	1,905,303
China International Capital Corp Ltd H Shares (d)(e)	3,010,800	8,190,966
China Merchants Securities Co Ltd A Shares (China)	817,700	1,991,000
CITIC Securities Co Ltd A Shares (China)	478,205	1,973,988
CITIC Securities Co Ltd H Shares	3,991,775	15,195,412
CSC Financial Co Ltd A Shares (China)	459,000	1,688,989
Dongxing Securities Co Ltd A Shares (China)	327,900	583,709
East Money Information Co Ltd A Shares (China)	1,756,320	6,292,489
Everbright Securities Co Ltd A Shares (China)	393,500	1,028,892
Founder Securities Co Ltd A Shares (China)	857,200	991,198
GF Securities Co Ltd A Shares (China)	296,100	938,963
GF Securities Co Ltd H Shares (b)	580,200	1,401,491
Guolian Minsheng Securities Co Ltd A Shares (China)	343,100	530,746
Guosen Securities Co Ltd A Shares (China)	662,300	1,306,473
Guotai Haitong Securities Co Ltd A Shares (China)	1,240,250	3,377,082
Guotai Haitong Securities Co Ltd H Shares (d)(e)	4,175,239	7,995,259
Guoyuan Securities Co Ltd A Shares (China)	410,900	505,729
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	60,000	3,062,298
Huatai Securities Co Ltd A Shares (China)	413,900	1,263,088
Huatai Securities Co Ltd H Shares (d)(e)	2,973,600	7,477,482
Industrial Securities Co Ltd A Shares (China)	1,214,770	1,174,252
Nanjing Securities Co Ltd A Shares (China)	474,500	564,675
Orient Securities Co Ltd/China A Shares (China)	900,472	1,377,770
SDIC Capital Co Ltd A Shares (China)	648,300	714,119
Shenwan Hongyuan Group Co Ltd A Shares (China)	2,733,815	2,101,044
Sinolink Securities Co Ltd A Shares (China)	377,000	523,332
SooChow Securities Co Ltd A Shares (China)	702,025	946,896
Southwest Securities Co Ltd A Shares (China)	582,900	388,195
Tianfeng Securities Co Ltd A Shares (China) (c)	1,122,100	826,117
Western Securities Co Ltd A Shares (China)	499,740	603,137
Zheshang Securities Co Ltd A Shares (China)	398,900	651,252
Zhongtai Securities Co Ltd A Shares (China)	938,800	920,677
		97,780,913
Consumer Finance - 0.0%
Qfin Holdings Inc Class A ADR	190,274	4,595,117
Financial Services - 0.0%
Far East Horizon Ltd	3,898,000	3,501,430
Insurance - 0.4%
China Life Insurance Co Ltd A Shares (China)	567,000	3,502,822
China Life Insurance Co Ltd H Shares	13,463,000	42,482,548
China Pacific Insurance Group Co Ltd A Shares (China)	746,600	3,723,874
China Pacific Insurance Group Co Ltd H Shares	4,975,400	20,169,113
China Taiping Insurance Holdings Co Ltd	2,644,665	6,017,293
New China Life Insurance Co Ltd A Shares (China)	120,100	1,144,235
New China Life Insurance Co Ltd H Shares	1,885,500	11,913,964
People's Insurance Co Group of China Ltd/The A Shares (China)	3,782,500	4,485,388
People's Insurance Co Group of China Ltd/The H Shares	12,369,000	11,110,619
PICC Property & Casualty Co Ltd H Shares	12,910,001	30,503,326
Ping An Insurance Group Co of China Ltd A Shares (China)	1,654,677	13,444,512
Ping An Insurance Group Co of China Ltd H Shares	11,932,500	86,204,336
		234,702,030
TOTAL FINANCIALS		950,296,758

Health Care - 0.3%
Biotechnology - 0.1%
3SBio Inc (d)(e)	3,355,500	13,300,140
Akeso Inc (c)(d)(e)	1,172,000	17,103,654
Beijing Tiantan Biological Products Corp Ltd A Shares (China)	219,080	567,292
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China) (c)	116,399	921,883
Chongqing Zhifei Biological Products Co Ltd A Shares (China)	270,200	781,664
Hualan Biological Engineering Inc A Shares (China)	202,350	458,297
Imeik Technology Development Co Ltd A Shares (China)	33,920	762,955
Innovent Biologics Inc (c)(d)(e)	2,707,500	30,313,492
Shanghai RAAS Blood Products Co Ltd A Shares (China)	696,600	659,663
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (b)(c)	91,000	5,246,475
		70,115,515
Health Care Equipment & Supplies - 0.0%
APT Medical Inc A Shares (China)	13,808	535,449
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	139,000	703,652
Shandong Weigao Group Medical Polymer Co Ltd H Shares	4,568,000	3,192,083
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	88,188	1,733,676
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	135,400	4,090,878
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	81,400	697,642
		10,953,380
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	1,047,501	1,802,890
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	128,200	474,801
Huadong Medicine Co Ltd A Shares (China)	201,760	1,178,686
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	167,200	421,441
Shanghai Pharmaceuticals Holding Co Ltd H Shares	376,300	567,074
Sinopharm Group Co Ltd H Shares	2,466,800	6,149,104
		10,593,996
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)(c)	2,222,000	4,603,818
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	37,207	313,029
Pharmaron Beijing Co Ltd A Shares (China)	40,325	189,857
Pharmaron Beijing Co Ltd H Shares (b)(d)(e)	243,600	815,705
Wuxi Apptec Co Ltd A Shares (China)	256,296	3,579,372
Wuxi Apptec Co Ltd H Shares (d)(e)	662,574	9,260,031
Wuxi Biologics Cayman Inc (c)(d)(e)	6,464,000	30,113,287
WuXi XDC Cayman Inc (c)	557,500	5,388,068
		54,263,167
Pharmaceuticals - 0.1%
Beijing Tong Ren Tang Co Ltd A Shares (China)	173,700	827,085
Changchun High-Tech Industry Group Co Ltd A Shares (China)	44,800	706,613
China Resources Pharmaceutical Group Ltd (b)(d)(e)	3,330,500	2,134,455
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	174,239	705,779
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	156,540	778,587
CSPC Pharmaceutical Group Ltd	15,070,800	14,836,996
Dong-E-E-Jiao Co Ltd A Shares (China)	75,800	505,766
Haisco Pharmaceutical Group Co Ltd A Shares (China)	103,300	822,203
Hansoh Pharmaceutical Group Co Ltd (d)(e)	2,222,000	10,191,310
Humanwell Healthcare Group Co Ltd A Shares (China)	170,600	506,714
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	707,466	6,376,478
Kangmei Pharmaceutical Co Ltd rights (c)(f)	9,551	0
Shanghai Allist Pharmaceuticals Co Ltd A Shares (China)	49,857	753,382
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares (b)	434,500	1,331,925
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	123,500	1,034,343
Sichuan Biokin Pharmaceutical Co Ltd A Shares (China) (c)	22,192	1,162,949
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	175,400	862,534
Sino Biopharmaceutical Ltd	19,210,000	17,478,132
Yunnan Baiyao Group Co Ltd A Shares (China)	183,520	1,460,961
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	66,200	1,656,814
		64,133,026
TOTAL HEALTH CARE		210,059,084

Industrials - 0.4%
Aerospace & Defense - 0.0%
AECC Aviation Power Co Ltd A Shares (China)	298,852	1,640,927
AviChina Industry & Technology Co Ltd H Shares (b)	5,139,000	2,618,919
AVICOPTER PLC A Shares (China)	76,700	388,382
Kuang-Chi Technologies Co Ltd A Shares (China) (c)	240,700	1,540,772
		6,189,000
Air Freight & Logistics - 0.0%
JD Logistics Inc (c)(d)(e)	3,764,900	6,133,882
SF Holding Co Ltd A Shares (China)	539,600	3,057,587
YTO Express Group Co Ltd A Shares (China)	393,100	945,551
ZTO Express Cayman Inc A Shares	785,131	14,484,726
		24,621,746
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	196,200	655,250
Commercial Services & Supplies - 0.0%
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	208,520	633,991
Construction & Engineering - 0.0%
China Communications Services Corp Ltd H Shares	4,322,000	2,591,904
China Energy Engineering Corp Ltd A Shares (China)	3,958,600	1,340,409
China National Chemical Engineering Co Ltd A Shares (China)	620,300	673,689
China Railway Group Ltd A Shares (China)	3,962,100	3,128,530
China Railway Group Ltd H Shares	5,837,000	2,959,608
China State Construction Engineering Corp Ltd A Shares (China)	4,698,240	3,584,377
China State Construction International Holdings Ltd	2,519,750	2,866,540
Metallurgical Corp of China Ltd A Shares (China)	1,777,700	871,691
Power Construction Corp of China Ltd A Shares (China)	2,027,139	1,606,354
Sichuan Road and Bridge Group Co Ltd A Shares (China)	755,500	1,006,286
		20,629,388
Electrical Equipment - 0.2%
China XD Electric Co Ltd A Shares (China)	533,500	597,408
CNGR Advanced Material Co Ltd A Shares (China)	100,020	646,995
Contemporary Amperex Technology Co Ltd A Shares (China)	517,660	28,275,870
Contemporary Amperex Technology Co Ltd H Shares (b)	115,700	8,315,814
Dongfang Electric Corp Ltd A Shares (China)	334,424	980,615
Eve Energy Co Ltd A Shares (China)	221,729	2,591,314
GEM Co Ltd A Shares (China)	584,000	699,087
Goldwind Science & Technology Co Ltd A Shares (China)	98,100	216,395
Goldwind Science & Technology Co Ltd H Shares	508,964	864,588
Goneo Group Co Ltd A Shares (China)	82,691	507,364
Gotion High-Tech Co Ltd A Shares (China)	204,900	1,310,169
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	429,600	1,023,087
NARI Technology Co Ltd A Shares (China)	911,340	3,102,505
Ningbo Deye Technology Co Ltd A Shares (China)	97,350	1,018,719
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	72,400	637,902
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	169,000	532,117
Shanghai Electric Group Co Ltd A Shares (China) (c)	1,402,100	1,834,034
Sungrow Power Supply Co Ltd A Shares (China)	229,300	6,114,753
Sunwoda Electronic Co Ltd A Shares (China)	200,200	1,008,398
TBEA Co Ltd A Shares (China)	527,750	1,451,843
Zhejiang Chint Electrics Co Ltd A Shares (China)	219,800	886,006
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	186,800	1,700,973
		64,315,956
Ground Transportation - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	5,445,900	3,971,144
Daqin Railway Co Ltd A Shares (China)	2,296,000	1,848,439
		5,819,583
Industrial Conglomerates - 0.0%
CITIC Ltd	7,469,000	11,553,543
Fosun International Ltd	4,452,500	2,824,874
		14,378,417
Machinery - 0.2%
Airtac International Group	258,456	7,650,056
China CSSC Holdings Ltd A Shares (China)	841,400	4,244,002
CRRC Corp Ltd A Shares (China)	5,254,900	5,662,895
CRRC Corp Ltd H Shares	4,296,000	3,256,325
Haitian International Holdings Ltd	1,184,000	3,236,342
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	146,532	1,978,081
Sany Heavy Industry Co Ltd A Shares (China)	954,100	2,967,906
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	79,800	750,528
Shenzhen Inovance Technology Co Ltd A Shares (China)	142,800	1,545,091
Sinotruk Hong Kong Ltd	1,266,500	4,231,147
Weichai Power Co Ltd A Shares (China)	338,600	711,700
Weichai Power Co Ltd H Shares	4,095,800	8,459,838
XCMG Construction Machinery Co Ltd A Shares (China)	1,245,800	1,862,381
Yangzijiang Shipbuildling (Holdings) Ltd	4,844,600	13,101,561
Yutong Bus Co Ltd A Shares (China)	227,500	1,033,394
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	201,100	1,410,757
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	32,026	234,883
Zhuzhou CRRC Times Electric Co Ltd H Shares	922,400	4,703,076
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	845,900	971,001
		68,010,964
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	706,470	1,489,886
COSCO SHIPPING Holdings Co Ltd H Shares	5,826,100	10,114,353
SITC International Holdings Co Ltd	2,525,000	9,299,921
		20,904,160
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (c)	1,364,700	1,507,087
China Eastern Airlines Corp Ltd A Shares (China) (c)	1,776,900	1,198,348
China Southern Airlines Co Ltd A Shares (China) (c)	950,300	890,564
China Southern Airlines Co Ltd H Shares (b)(c)	484,000	291,501
Hainan Airlines Holding Co Ltd A Shares (China) (c)	4,748,400	1,180,862
Spring Airlines Co Ltd A Shares (China)	109,700	825,825
		5,894,187
Professional Services - 0.0%
Kanzhun Ltd ADR	686,376	15,210,092
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (d)(e)	380,800	3,337,278
Xiamen C & D Inc A Shares (China)	266,800	381,978
		3,719,256
Transportation Infrastructure - 0.0%
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	581,600	838,398
China Merchants Port Holdings Co Ltd	2,375,836	4,598,462
Jiangsu Expressway Co Ltd H Shares	2,286,000	2,783,016
Shanghai International Airport Co Ltd A Shares (China)	109,172	495,288
Zhejiang Expressway Co Ltd H Shares	2,808,920	2,740,039
		11,455,203
TOTAL INDUSTRIALS		262,437,193

Information Technology - 0.7%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	1,463,000	6,879,567
Guangzhou Haige Communications Group Inc Co A Shares (China)	273,300	449,650
Hengtong Optic-electric Co Ltd A Shares (China)	259,500	815,244
Suzhou TFC Optical Communication Co Ltd A Shares (China)	86,940	1,930,113
Yealink Network Technology Corp Ltd A Shares (China)	130,950	662,349
Zhongji Innolight Co Ltd A Shares (China)	124,180	8,252,786
ZTE Corp A Shares (China)	313,300	1,913,061
ZTE Corp H Shares (b)	1,655,536	7,009,431
		27,912,201
Electronic Equipment, Instruments & Components - 0.1%
Aac Technologies Holdings Inc	1,463,500	7,533,573
Accelink Technologies Co Ltd A Shares (China)	88,300	781,343
Avary Holding Shenzhen Co Ltd A Shares (China)	257,500	1,901,203
BOE Technology Group Co Ltd A Shares (China)	4,390,600	2,504,543
Chaozhou Three-Circle Group Co Ltd A Shares (China)	206,900	1,444,469
China Railway Signal & Communication Corp Ltd A Shares (China)	841,482	627,795
Eoptolink Technology Inc Ltd A Shares (China)	111,080	5,373,585
Everdisplay Optronics Shanghai Co Ltd A Shares (China) (c)	1,189,034	454,404
Foxconn Industrial Internet Co Ltd A Shares (China)	1,476,994	14,941,351
GoerTek Inc A Shares (China)	371,500	1,714,639
Huagong Tech Co Ltd A Shares (China)	107,300	1,203,345
Lens Technology Co Ltd A Shares (China)	550,900	2,277,937
Lingyi iTech Guangdong Co A Shares (China)	760,000	1,668,980
Luxshare Precision Industry Co Ltd A Shares (China)	801,882	7,097,897
Maxscend Microelectronics Co Ltd A Shares (China)	57,816	606,721
Ofilm Group Co Ltd A Shares (China) (c)	360,700	624,867
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	28,868	555,263
Shengyi Technology Co Ltd A Shares (China)	270,200	2,441,040
Shennan Circuits Co Ltd A Shares (China)	78,052	2,352,066
Shenzhen Kinwong Electronic Co Ltd A Shares (China)	104,900	1,070,017
Sunny Optical Technology Group Co Ltd	1,335,200	12,921,485
SUPCON Technology Co Ltd A Shares (China)	89,360	656,885
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	204,900	1,972,019
TCL Technology Group Corp A Shares (China)	2,130,320	1,290,033
Unisplendour Corp Ltd A Shares (China)	298,680	1,136,406
Victory Giant Technology Huizhou Co Ltd A Shares (China)	96,400	3,982,016
Wingtech Technology Co Ltd A Shares (China) (c)	134,600	851,013
Wuhan Guide Infrared Co Ltd A Shares (China) (c)	466,143	909,049
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	213,240	2,125,988
Zhejiang Dahua Technology Co Ltd A Shares (China)	391,100	1,123,724
		84,143,656
IT Services - 0.0%
GDS Holdings Ltd A Shares (c)	1,942,900	8,656,503
Isoftstone Information Technology Group Co Ltd A Shares (China)	103,350	772,649
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	154,300	1,095,453
		10,524,605
Semiconductors & Semiconductor Equipment - 0.1%
ACM Research Shanghai Inc A Shares (China)	28,987	722,863
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	68,312	2,681,266
Amlogic Shanghai Co Ltd A Shares (China) (c)	45,658	551,689
Bestechnic Shanghai Co Ltd A Shares (China)	18,727	647,265
Cambricon Technologies Corp Ltd A Shares (China) (c)	46,735	9,028,667
China Resources Microelectronics Ltd A Shares (China)	141,853	1,011,271
CSI Solar Co Ltd A Shares (China)	437,372	952,492
Flat Glass Group Co Ltd A Shares (China)	22,800	59,295
Flat Glass Group Co Ltd H Shares (b)	374,000	588,154
GalaxyCore Inc A Shares (China)	250,699	562,165
GCL Technology Holdings Ltd (b)(c)	42,879,000	7,504,673
Gigadevice Semiconductor Inc A Shares (China)	73,384	2,268,311
Hangzhou First Applied Material Co Ltd A Shares (China)	279,800	617,200
Hangzhou Silan Microelectronics Co Ltd A Shares (China)	191,800	858,834
Hua Hong Semiconductor Ltd (b)(c)(d)(e)	1,349,000	13,844,935
Hwatsing Technology Co Ltd A Shares (China)	36,917	712,364
Hygon Information Technology Co Ltd A Shares (China)	258,028	8,313,929
Ingenic Semiconductor Co Ltd A Shares (China)	54,900	669,608
JA Solar Technology Co Ltd A Shares (China) (c)	357,436	707,098
JCET Group Co Ltd A Shares (China)	192,200	1,080,710
Jinko Solar Co Ltd A Shares (China) (c)	1,140,268	930,811
LONGi Green Energy Technology Co Ltd A Shares (China) (c)	815,766	2,419,538
Loongson Technology Corp Ltd (China) (c)	43,390	840,866
Montage Technology Co Ltd A Shares (China)	126,178	2,416,340
National Silicon Industry Group Co Ltd A Shares (China) (c)	309,729	994,802
NAURA Technology Group Co Ltd A Shares (China)	79,280	4,534,089
Nexchip Semiconductor Corp A Shares (China)	236,073	1,112,138
OmniVision Integrated Circuits Group Inc A Shares (China)	132,515	2,433,618
Piotech Inc A Shares (China)	30,164	1,292,610
Rockchip Electronics Co Ltd A Shares (China)	47,100	1,200,761
Sanan Optoelectronics CO Ltd A Shares (China)	530,600	1,034,004
SG Micro Corp A Shares (China)	66,994	693,717
Shenzhen Goodix Technology Co Ltd A Shares (China)	46,300	534,466
Silergy Corp	619,000	4,474,868
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China) (c)	434,400	577,377
Tianshui Huatian Technology Co Ltd A Shares (China)	345,200	584,920
TongFu Microelectronics Co Ltd A Shares (China)	164,600	981,717
Tongwei Co Ltd A Shares (China) (c)	505,500	1,759,953
Trina Solar Co Ltd A Shares (China) (c)	234,290	670,538
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	92,259	1,059,551
Verisilicon Microelectronics Shanghai Co Ltd A Shares (China) (c)	58,924	1,320,479
Xinjiang Daqo New Energy Co Ltd A Shares (China) (c)	195,959	824,595
Xinyi Solar Holdings Ltd (b)	8,491,406	3,912,108
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	141,100	773,162
		90,759,817
Software - 0.1%
360 Security Technology Inc A Shares (China)	780,500	1,312,640
Beijing Kingsoft Office Software Inc A Shares (China)	50,501	2,547,188
China National Software & Service Co Ltd A Shares (China) (c)	99,590	731,665
Empyrean Technology Co Ltd A Shares (China)	51,100	869,520
Horizon Robotics A Shares (b)(c)	9,338,400	10,575,560
Hundsun Technologies Inc A Shares (China)	208,668	922,345
Iflytek Co Ltd A Shares (China)	252,900	1,975,615
Jiangsu Hoperun Software Co Ltd A Shares (China) (c)	89,600	775,097
Kingdee International Software Group Co Ltd (c)	5,639,000	10,638,596
Shanghai Baosight Software Co Ltd A Shares (China)	37,900	122,421
Shanghai Baosight Software Co Ltd B Shares	800,211	897,837
Yonyou Network Technology CO Ltd A Shares (China) (c)	376,520	825,261
		32,193,745
Technology Hardware, Storage & Peripherals - 0.4%
Anker Innovations Technology Co Ltd A Shares (China)	58,410	959,357
China Greatwall Technology Group Co Ltd A Shares (China) (c)	351,800	835,830
GRG Banking Equipment Co Ltd A Shares (China)	252,200	455,331
Huaqin Technology Co Ltd A Shares (China)	93,500	1,334,964
IEIT Systems Co Ltd A Shares (China)	160,734	1,473,105
Lenovo Group Ltd	12,778,000	18,680,541
Ninestar Corp A Shares (China) (c)	151,200	460,776
Shenzhen Transsion Holdings Co Ltd A Shares (China)	122,557	1,313,836
Xiaomi Corp B Shares (c)(d)(e)	31,949,000	177,250,268
		202,764,008
TOTAL INFORMATION TECHNOLOGY		448,298,032

Materials - 0.3%
Chemicals - 0.0%
Ganfeng Lithium Group Co Ltd A Shares (China)	155,660	1,509,491
Ganfeng Lithium Group Co Ltd H Shares (b)(d)(e)	59,920	395,583
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	207,940	1,164,831
Hengli Petrochemical Co Ltd A Shares (China)	737,560	1,860,118
Hoshine Silicon Industry Co Ltd A Shares (China)	96,200	669,997
Huafon Chemical Co Ltd A Shares (China)	456,400	575,197
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	909,600	660,723
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (c)	698,000	907,143
LB Group Co Ltd A Shares (China)	214,100	553,795
Meihua Holdings Group Co Ltd A Shares (China)	253,500	397,841
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	816,100	2,114,379
Qinghai Salt Lake Industry Co Ltd A Shares (China) (c)	558,100	1,944,654
Rongsheng Petrochemical Co Ltd A Shares (China)	1,034,950	1,481,741
Satellite Chemical Co Ltd A Shares (China)	364,101	916,212
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	219,800	792,743
Shanghai Putailai New Energy Technology Co Ltd A Shares (China)	231,351	950,121
Tianqi Lithium Corp A Shares (China) (c)	160,200	1,201,939
Wanhua Chemical Group Co Ltd A Shares (China)	355,000	3,123,845
Yunnan Yuntianhua Co Ltd A Shares (China)	176,500	713,201
Zangge Mining Co Ltd A Shares (China)	165,000	1,364,529
Zhejiang Juhua Co Ltd A Shares (China)	310,200	1,539,363
Zhejiang Longsheng Group Co Ltd A Shares (China)	453,500	670,941
Zhejiang NHU Co Ltd A Shares (China)	315,508	1,077,197
		26,585,584
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd A Shares (China)	318,000	1,036,111
Anhui Conch Cement Co Ltd H Shares	2,443,000	7,275,035
China Jushi Co Ltd A Shares (China)	497,840	1,147,129
China National Building Material Co Ltd H Shares	6,906,000	4,896,958
		14,355,233
Metals & Mining - 0.3%
Aluminum Corp of China Ltd A Shares (China)	1,126,300	1,580,877
Aluminum Corp of China Ltd H Shares	7,562,000	9,614,836
Baoshan Iron & Steel Co Ltd A Shares (China)	2,439,800	2,526,390
Chifeng Jilong Gold Mining Co A Shares (China)	172,100	720,328
China Hongqiao Group Ltd	5,230,000	19,868,555
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	401,100	2,863,390
China Rare Earth Resources And Technology Co Ltd A Shares (China) (c)	115,300	853,726
Citic Pacific Special Steel Group Co Ltd A Shares (China)	340,500	697,993
CMOC Group Ltd A Shares (China)	770,800	1,845,397
CMOC Group Ltd H Shares	8,283,000	17,929,241
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	231,600	804,714
Huaibei Mining Holdings Co Ltd A Shares (China)	274,900	512,921
Hunan Valin Steel Co Ltd A Shares (China)	806,500	653,821
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China)	4,981,400	1,777,722
Jiangxi Copper Co Ltd A Shares (China)	16,300	94,102
Jiangxi Copper Co Ltd H Shares	2,311,000	9,653,765
Jinduicheng Molybdenum Co Ltd A Shares (China)	302,100	637,528
MMG Ltd (c)	7,836,000	6,968,202
Shandong Gold Mining Co Ltd A Shares (China)	702,923	3,559,354
Shandong Gold Mining Co Ltd H Shares (d)(e)	1,390,250	5,850,445
Shandong Nanshan Aluminum Co Ltd A Shares (China)	1,444,900	935,874
Shanjin International Gold Co Ltd A Shares (China)	318,980	972,079
Tianshan Aluminum Group Co Ltd A Shares (China)	483,800	908,816
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	1,451,800	1,079,049
Western Mining Co Ltd A Shares (China)	268,800	905,265
Western Superconducting Technologies Co Ltd A Shares (China)	78,064	857,702
Xiamen Tungsten Co Ltd A Shares (China)	156,200	783,480
Yunnan Aluminium Co Ltd A Shares (China)	394,400	1,273,956
Zhaojin Mining Industry Co Ltd H Shares	3,195,500	11,950,406
Zhongjin Gold Corp Ltd A Shares (China)	560,800	1,746,837
Zijin Mining Group Co Ltd A Shares (China)	1,311,800	5,621,421
Zijin Mining Group Co Ltd H Shares	11,581,000	48,049,551
		164,097,743
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	281,600	562,614
TOTAL MATERIALS		205,601,174

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
C&D International Investment Group Ltd	1,589,551	3,260,701
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	963,400	1,279,137
China Overseas Land & Investment Ltd	7,135,000	11,964,282
China Resources Land Ltd	5,947,465	21,476,712
China Resources Mixc Lifestyle Services Ltd (d)(e)	1,254,600	6,558,333
China Vanke Co Ltd A Shares (China) (c)	827,400	728,889
China Vanke Co Ltd H Shares (b)(c)	4,447,200	2,518,185
Hainan Airport Infrastructure Co Ltd A Shares (China)	1,155,500	800,379
KE Holdings Inc A Shares	3,846,948	21,818,626
Longfor Group Holdings Ltd (d)(e)	3,987,178	4,931,026
Poly Developments and Holdings Group Co Ltd A Shares (China)	1,279,800	1,318,028
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	168,000	1,050,384
Wharf Holdings Ltd/The	1,951,000	5,126,976
Youngor Fashion Co Ltd A Shares (China)	599,977	632,228
		83,463,886
Utilities - 0.2%
Gas Utilities - 0.1%
Beijing Enterprises Holdings Ltd	932,500	4,092,149
China Gas Holdings Ltd	5,043,000	5,185,421
China Resources Gas Group Ltd	1,669,600	4,589,464
ENN Energy Holdings Ltd	1,467,600	12,776,848
ENN Natural Gas Co Ltd A Shares (China)	303,600	832,646
Kunlun Energy Co Ltd	7,286,000	6,694,769
		34,171,297
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd A Shares (China)	2,107,500	1,166,655
CGN Power Co Ltd H Shares (d)(e)	19,818,000	7,855,228
China Longyuan Power Group Corp Ltd H Shares	4,813,000	4,459,607
China National Nuclear Power Co Ltd A Shares (China)	2,282,100	2,879,318
China Power International Development Ltd	7,575,699	3,265,997
China Resources Power Holdings Co Ltd (b)	3,877,780	9,272,079
China Three Gorges Renewables Group Co Ltd A Shares (China)	3,008,900	1,796,699
China Yangtze Power Co Ltd A Shares (China)	2,692,400	10,629,786
Datang International Power Generation Co Ltd A Shares (China)	1,260,600	644,699
GD Power Development Co Ltd A Shares (China)	1,798,400	1,336,659
Hanergy Mobile Energy Holding Group Co Ltd (c)(f)	1,902,000	1
Huadian Power International Corp Ltd A Shares (China)	878,800	667,984
Huaneng Power International Inc A Shares (China)	1,432,400	1,636,189
Huaneng Power International Inc H Shares	7,450,000	6,155,163
SDIC Power Holdings Co Ltd A Shares (China)	930,700	1,876,464
Shenergy Co Ltd A Shares (China)	496,700	574,345
Sichuan Chuantou Energy Co Ltd A Shares (China)	588,500	1,217,119
Wintime Energy Group Co Ltd A Shares (China)	2,404,200	543,845
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	1,138,500	825,394
		56,803,231
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd	7,354,000	2,365,984
Guangdong Investment Ltd	5,364,000	5,101,307
		7,467,291
TOTAL UTILITIES		98,441,819

TOTAL CHINA		5,627,138,800
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	468,842	7,601,850
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	813,041	5,273,091
TOTAL COLOMBIA		12,874,941
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)(c)	1,388,442	13,888,875
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	139,014	7,118,455
Moneta Money Bank AS (d)(e)	474,337	4,017,501
		11,135,956
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	256,260	15,695,705
TOTAL CZECH REPUBLIC		26,831,661
DENMARK - 1.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	147,221	19,714,451
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	175,227	20,597,918
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	1,249,693	55,801,663
Insurance - 0.0%
Tryg A/S	628,737	15,497,773
TOTAL FINANCIALS		71,299,436

Health Care - 0.6%
Biotechnology - 0.1%
Genmab A/S (c)	113,997	32,515,127
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	235,233	21,275,516
Demant A/S (c)	155,845	5,181,243
		26,456,759
Pharmaceuticals - 0.5%
Novo Nordisk A/S Series B	6,002,488	295,512,777
TOTAL HEALTH CARE		354,484,663

Industrials - 0.2%
Air Freight & Logistics - 0.1%
DSV A/S	380,657	80,785,216
Building Products - 0.0%
ROCKWOOL A/S Series B	176,397	6,041,487
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	1,882,661	38,504,387
TOTAL INDUSTRIALS		125,331,090

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	656,962	39,261,869
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (c)(d)(e)	986,231	17,627,170
TOTAL DENMARK		648,316,597
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE (c)	2,481,188	2,363,011
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	4,215,597	9,413,703
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	1,358,732	1,654,121
TOTAL EGYPT		13,430,835
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	266,165	11,731,844
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	504,313	10,637,723
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	790,337	16,356,681
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp	5,836,275	99,840,070
Insurance - 0.1%
Sampo Oyj A Shares	4,513,587	50,298,602
TOTAL FINANCIALS		150,138,672

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	201,881	14,089,872
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	633,725	42,308,425
Metso Oyj	1,211,598	19,844,953
Wartsila OYJ Abp	938,539	30,690,864
		92,844,242
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	9,684,796	66,062,913
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	1,088,951	12,677,311
UPM-Kymmene Oyj	987,676	26,502,994
		39,180,305
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	839,058	18,704,492
TOTAL FINLAND		419,746,744
FRANCE - 5.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	3,473,337	55,560,808
Entertainment - 0.0%
Bollore SE	1,322,140	7,360,749
Media - 0.1%
Publicis Groupe SA	427,315	42,829,402
TOTAL COMMUNICATION SERVICES		105,750,959

Consumer Discretionary - 1.0%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	1,250,453	39,946,253
Automobiles - 0.0%
Renault SA	355,483	13,808,490
Hotels, Restaurants & Leisure - 0.1%
Accor SA	362,881	18,466,832
FDJ UNITED	206,109	6,005,809
Sodexo SA	157,921	8,744,608
Sodexo SA	8,142	450,849
		33,668,098
Textiles, Apparel & Luxury Goods - 0.8%
Hermes International SCA	59,027	146,212,527
Kering SA	138,958	49,346,359
LVMH Moet Hennessy Louis Vuitton SE	466,188	329,512,490
		525,071,376
TOTAL CONSUMER DISCRETIONARY		612,494,217

Consumer Staples - 0.6%
Beverages - 0.1%
Pernod Ricard SA	376,787	36,898,429
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	1,082,053	16,296,743
Food Products - 0.2%
Danone SA	1,203,579	106,296,056
Personal Care Products - 0.3%
L'Oreal SA	424,400	177,106,963
L'Oreal SA	23,733	9,904,052
		187,011,015
TOTAL CONSUMER STAPLES		346,502,243

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	3,817,088	238,320,029
Financials - 0.7%
Banks - 0.5%
BNP Paribas SA	1,895,499	146,821,585
Credit Agricole SA	1,966,995	35,506,969
Societe Generale SA Series A	1,341,510	85,079,443
		267,407,997
Capital Markets - 0.0%
Amundi SA (d)(e)	112,321	8,324,715
Financial Services - 0.0%
Edenred SE	450,949	12,958,274
Eurazeo SE	19,800	1,349,949
		14,308,223
Insurance - 0.2%
AXA SA	3,299,522	143,161,019
TOTAL FINANCIALS		433,201,954

Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
BioMerieux	77,455	9,963,481
EssilorLuxottica SA	560,225	204,894,365
		214,857,846
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	54,460	13,006,632
Pharmaceuticals - 0.0%
Ipsen SA	69,432	9,747,750
TOTAL HEALTH CARE		237,612,228

Industrials - 1.6%
Aerospace & Defense - 1.0%
Airbus SE	1,107,295	273,027,019
Dassault Aviation SA	36,621	11,768,481
Safran SA	670,941	238,397,759
Thales SA	172,772	49,266,440
		572,459,699
Building Products - 0.1%
Cie de Saint-Gobain SA	837,410	81,280,745
Construction & Engineering - 0.4%
Bouygues SA	352,062	15,879,121
Eiffage SA	126,881	15,604,809
Vinci SA	921,982	123,284,031
		154,767,961
Electrical Equipment - 0.1%
Legrand SA	489,177	84,474,852
Machinery - 0.0%
Alstom SA (c)	646,543	16,168,482
Professional Services - 0.0%
Bureau Veritas SA (b)	634,435	20,826,897
Teleperformance SE (b)	101,029	7,215,309
		28,042,206
Trading Companies & Distributors - 0.0%
Rexel SA	419,348	14,500,844
Transportation Infrastructure - 0.0%
Aeroports de Paris SA	65,190	8,934,295
Getlink SE Series A	571,014	10,418,978
		19,353,273
TOTAL INDUSTRIALS		971,048,062

Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	303,725	46,726,708
Software - 0.0%
Dassault Systemes SE	1,249,893	35,569,141
TOTAL INFORMATION TECHNOLOGY		82,295,849

Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	769,776	148,981,614
Air Liquide SA	257,070	49,753,049
Arkema SA	108,066	6,414,957
		205,149,620
Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	100,944	6,469,232
Office REITs - 0.0%
Gecina SA	86,308	8,013,349
Retail REITs - 0.0%
Klepierre SA	397,530	15,185,177
Unibail-Rodamco-Westfield unit	226,048	23,356,082
		38,541,259
TOTAL REAL ESTATE		53,023,840

Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	2,539,587	59,459,251
Engie SA	863,500	20,217,091
Veolia Environnement SA	1,176,435	38,877,801
		118,554,143
TOTAL FRANCE		3,403,953,144
GERMANY - 5.5%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Deutsche Telekom AG	6,504,240	201,470,041
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	115,163	10,300,828
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	139,861	16,153,320
TOTAL COMMUNICATION SERVICES		227,924,189

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Continental AG	205,083	15,478,747
Automobiles - 0.3%
Bayerische Motoren Werke AG	525,850	48,926,088
Mercedes-Benz Group AG	1,345,622	87,310,107
Volkswagen AG	3,237	341,444
		136,577,639
Specialty Retail - 0.0%
Zalando SE (c)(d)(e)	420,739	11,765,245
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	318,953	60,308,389
TOTAL CONSUMER DISCRETIONARY		224,130,020

Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	180,421	13,465,556
Personal Care Products - 0.0%
Beiersdorf AG	182,270	19,323,176
TOTAL CONSUMER STAPLES		32,788,732

Financials - 1.2%
Banks - 0.1%
Commerzbank AG	1,437,684	52,216,685
Capital Markets - 0.3%
Deutsche Bank AG	3,447,903	122,922,792
Deutsche Boerse AG	350,800	88,836,654
		211,759,446
Insurance - 0.8%
Allianz SE	719,035	288,938,362
Hannover Rueck SE	112,330	32,032,653
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	243,725	150,791,175
Talanx AG	120,119	14,607,020
		486,369,210
TOTAL FINANCIALS		750,345,341

Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (d)(e)	629,959	35,267,757
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	382,414	20,530,759
Fresenius Medical Care AG ADR	57,905	1,554,170
Fresenius SE & Co KGaA	789,127	45,497,554
		67,582,483
Pharmaceuticals - 0.1%
Bayer AG	1,830,953	56,950,860
Merck KGaA	241,020	31,572,084
		88,522,944
TOTAL HEALTH CARE		191,373,184

Industrials - 1.6%
Aerospace & Defense - 0.4%
Hensoldt AG	118,304	12,572,678
MTU Aero Engines AG	100,312	43,717,672
Rheinmetall AG	85,513	167,711,002
		224,001,352
Air Freight & Logistics - 0.1%
Deutsche Post AG	1,788,392	82,170,138
Electrical Equipment - 0.3%
Siemens Energy AG (c)	1,266,103	157,737,865
Industrial Conglomerates - 0.7%
Siemens AG	1,416,274	401,368,271
Machinery - 0.1%
Daimler Truck Holding AG	885,563	35,430,032
Gea Group Ag	274,422	19,611,376
Knorr-Bremse AG	136,032	12,637,861
Rational AG	9,561	7,003,519
		74,682,788
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	1,128,343	9,876,639
Trading Companies & Distributors - 0.0%
Brenntag SE	228,213	12,665,844
TOTAL INDUSTRIALS		962,502,897

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	2,435,771	96,682,811
Software - 0.8%
Nemetschek SE	108,038	12,453,000
SAP SE	1,945,926	506,081,889
		518,534,889
TOTAL INFORMATION TECHNOLOGY		615,217,700

Materials - 0.3%
Chemicals - 0.2%
BASF SE	1,664,760	82,142,346
Covestro AG	336,041	23,472,662
Evonik Industries AG	479,912	8,037,568
Symrise AG	248,313	20,535,241
		134,187,817
Construction Materials - 0.1%
Heidelberg Materials AG	249,356	58,499,836
TOTAL MATERIALS		192,687,653

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	139,383	10,611,581
Vonovia SE	1,397,658	42,007,678
		52,619,259
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	1,179,489	58,066,874
Multi-Utilities - 0.1%
E.ON SE	4,185,975	77,885,854
TOTAL UTILITIES		135,952,728

TOTAL GERMANY		3,385,541,703
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	311,693	5,859,741
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	350,902	7,260,186
Specialty Retail - 0.0%
FF Group (c)(f)	7,962	0
JUMBO SA	212,403	6,742,517
		6,742,517
TOTAL CONSUMER DISCRETIONARY		14,002,703

Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	4,094,317	16,045,669
Eurobank Ergasias Services and Holdings SA	4,767,634	17,933,951
National Bank of Greece SA	1,614,734	23,721,290
Piraeus Financial Holdings SA	2,090,517	16,318,044
		74,018,954
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	337,994	5,878,895
TOTAL GREECE		99,760,293
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	7,159,479	10,439,016
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	15,622,243	14,997,900
Financials - 0.7%
Banks - 0.0%
Hang Seng Bank Ltd	1,394,353	27,203,211
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	114,700	22,829,888
Hong Kong Exchanges & Clearing Ltd	2,245,184	122,392,873
		145,222,761
Insurance - 0.5%
AIA Group Ltd	19,820,209	192,865,235
Prudential PLC	4,819,650	67,032,129
		259,897,364
TOTAL FINANCIALS		432,323,336

Industrials - 0.1%
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (c)	4,386,200	5,627,712
Ground Transportation - 0.0%
MTR Corp Ltd	2,934,120	10,761,454
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	648,060	5,354,248
Machinery - 0.1%
Techtronic Industries Co Ltd	2,736,370	31,974,879
Marine Transportation - 0.0%
Orient Overseas International Ltd	240,500	4,162,801
TOTAL INDUSTRIALS		57,881,094

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	3,616,139	17,888,616
Henderson Land Development Co Ltd	2,727,869	9,576,705
Hongkong Land Holdings Ltd (Singapore)	2,052,445	12,540,439
Sino Land Co Ltd	6,618,629	8,219,466
Sun Hung Kai Properties Ltd	2,709,922	32,938,741
Wharf Real Estate Investment Co Ltd	3,152,349	8,965,506
		90,129,473
Retail REITs - 0.0%
Link REIT	4,851,965	25,275,886
TOTAL REAL ESTATE		115,405,359

Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	1,190,131	7,742,196
CLP Holdings Ltd	3,073,976	26,227,823
Power Assets Holdings Ltd	2,600,426	16,518,397
		50,488,416
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	21,048,350	19,584,144
TOTAL UTILITIES		70,072,560

TOTAL HONG KONG		701,119,265
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	761,530	6,699,900
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	418,069	39,875,605
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	252,907	7,795,235
TOTAL HUNGARY		54,370,740
INDIA - 4.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (c)	2,457,567	10,066,708
Tata Communications Ltd	209,684	4,430,140
		14,496,848
Interactive Media & Services - 0.0%
Info Edge India Ltd	669,319	10,392,862
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	4,783,742	110,721,545
Vodafone Idea Ltd (c)	49,895,326	4,907,184
		115,628,729
TOTAL COMMUNICATION SERVICES		140,518,439

Consumer Discretionary - 0.6%
Automobile Components - 0.1%
Balkrishna Industries Ltd	137,982	3,543,867
Bharat Forge Ltd	481,963	7,192,659
Bosch Ltd	13,912	5,837,351
MRF Ltd	4,449	7,894,826
Samvardhana Motherson International Ltd	8,964,738	10,643,765
Tube Investments of India Ltd	195,536	6,659,216
		41,771,684
Automobiles - 0.3%
Bajaj Auto Ltd	125,952	12,617,903
Eicher Motors Ltd	257,380	20,317,261
Hero MotoCorp Ltd	225,330	14,073,447
Hyundai Motor India Ltd	304,854	8,375,457
Mahindra & Mahindra Ltd	1,739,390	68,333,249
Maruti Suzuki India Ltd	234,851	42,824,292
Tata Motors Passenger Vehicles Limited	3,784,465	17,480,208
TVS Motor Co Ltd	446,068	17,632,161
		201,653,978
Broadline Retail - 0.0%
Vishal Mega Mart Ltd	3,835,504	6,252,003
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (c)	4,507,006	16,133,624
Indian Hotels Co Ltd/The	1,601,769	13,385,819
Jubilant Foodworks Ltd	657,170	4,426,171
Swiggy Ltd (c)	1,608,818	7,430,124
		41,375,738
Household Durables - 0.0%
Dixon Technologies India Ltd (e)	67,635	11,805,742
Specialty Retail - 0.0%
FSN E-Commerce Ventures Ltd (c)	2,180,387	6,090,296
Trent Ltd	338,659	17,909,840
		24,000,136
Textiles, Apparel & Luxury Goods - 0.1%
Kalyan Jewellers India Ltd	748,566	4,298,362
Page Industries Ltd	11,684	5,423,092
Titan Co Ltd	663,296	27,997,197
		37,718,651
TOTAL CONSUMER DISCRETIONARY		364,577,932

Consumer Staples - 0.3%
Beverages - 0.0%
United Spirits Ltd	548,160	8,839,477
Varun Beverages Ltd	2,529,621	13,384,065
		22,223,542
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (c)(d)(e)	304,217	14,234,950
Food Products - 0.1%
Britannia Industries Ltd	201,692	13,261,706
Marico Ltd	986,974	8,005,091
Nestle India Ltd	1,268,004	18,164,749
Tata Consumer Products Ltd	1,117,661	14,668,789
		54,100,335
Personal Care Products - 0.2%
Colgate-Palmolive India Ltd	258,834	6,540,468
Dabur India Ltd	976,392	5,362,924
Godrej Consumer Products Ltd	764,584	9,635,145
Hindustan Unilever Ltd	1,536,716	42,683,189
		64,221,726
Tobacco - 0.0%
ITC Ltd	5,559,105	26,325,351
TOTAL CONSUMER STAPLES		181,105,904

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Bharat Petroleum Corp Ltd	2,848,936	11,451,590
Coal India Ltd	3,433,551	15,033,511
Hindustan Petroleum Corp Ltd	1,794,863	9,624,906
Indian Oil Corp Ltd	5,301,132	9,907,709
Oil & Natural Gas Corp Ltd	5,855,123	16,844,733
Oil India Ltd	877,126	4,282,122
Petronet LNG Ltd	1,343,405	4,256,550
Reliance Industries Ltd	11,350,765	190,072,406
		261,473,527
Financials - 1.4%
Banks - 1.0%
AU Small Finance Bank Ltd (d)(e)	672,397	6,649,735
Axis Bank Ltd	4,275,224	59,375,837
Bank of Baroda	1,859,605	5,832,412
Canara Bank	3,365,423	5,193,818
HDFC Bank Ltd/Gandhinagar	21,103,378	234,725,005
ICICI Bank Ltd	9,821,470	148,831,633
IDFC First Bank Ltd	6,601,333	6,081,124
IndusInd Bank Ltd/Gift City (c)	1,077,878	9,651,298
Kotak Mahindra Bank Ltd	2,038,857	48,285,757
Punjab National Bank	4,118,930	5,702,420
State Bank of India	3,323,342	35,081,073
Union Bank of India Ltd	2,797,104	4,684,791
Yes Bank Ltd (c)	25,908,396	6,637,266
		576,732,169
Capital Markets - 0.0%
BSE Ltd	371,174	10,366,026
HDFC Asset Management Co Ltd (d)(e)	181,983	11,027,844
		21,393,870
Consumer Finance - 0.2%
Bajaj Finance Ltd	5,202,902	61,123,035
Cholamandalam Investment and Finance Co Ltd	788,218	15,067,293
Muthoot Finance Ltd	222,539	7,969,185
SBI Cards & Payment Services Ltd	523,542	5,182,337
Shriram Finance Ltd	2,612,867	22,044,456
Sundaram Finance Ltd	123,084	6,370,861
		117,757,167
Financial Services - 0.1%
Bajaj Finserv Ltd	715,486	16,832,641
Bajaj Holdings & Investment Ltd	48,964	6,786,505
Jio Financial Services Ltd	5,304,460	18,333,897
Power Finance Corp Ltd	2,783,852	12,646,745
REC Ltd	2,471,436	10,436,746
		65,036,534
Insurance - 0.1%
HDFC Life Insurance Co Ltd (d)(e)	1,820,638	15,010,803
ICICI Lombard General Insurance Co Ltd (d)(e)	452,867	10,171,587
ICICI Prudential Life Insurance Co Ltd (d)(e)	652,940	4,348,397
PB Fintech Ltd (c)	644,364	12,960,598
SBI Life Insurance Co Ltd (d)(e)	844,135	18,598,263
		61,089,648
TOTAL FINANCIALS		842,009,388

Health Care - 0.3%
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd	186,802	16,164,323
Max Healthcare Institute Ltd	1,453,218	18,791,231
		34,955,554
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	222,629	16,899,388
Pharmaceuticals - 0.2%
Alkem Laboratories Ltd	76,078	4,719,467
Aurobindo Pharma Ltd	474,149	6,083,572
Cipla Ltd/India	1,054,260	17,830,908
Dr Reddy's Laboratories Ltd	1,088,623	14,648,741
Lupin Ltd	429,257	9,495,253
Mankind Pharma Ltd	227,992	6,123,280
Sun Pharmaceutical Industries Ltd	1,790,400	34,101,609
Torrent Pharmaceuticals Ltd	215,939	8,660,671
Zydus Lifesciences Ltd	450,694	4,947,657
		106,611,158
TOTAL HEALTH CARE		158,466,100

Industrials - 0.4%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	6,818,697	32,731,896
Hindustan Aeronautics Ltd (e)	374,862	19,763,186
		52,495,082
Building Products - 0.0%
Astral Ltd	223,396	3,649,485
Commercial Services & Supplies - 0.0%
Indian Railway Catering & Tourism Corp Ltd	475,602	3,850,788
Construction & Engineering - 0.1%
Larsen & Toubro Ltd	1,256,915	57,077,663
Rail Vikas Nigam Ltd (e)	943,358	3,494,351
Voltas Ltd	424,950	6,623,791
		67,195,805
Electrical Equipment - 0.1%
ABB India Ltd	100,921	5,934,857
Bharat Heavy Electricals Ltd	1,992,195	5,958,518
CG Power & Industrial Solutions Ltd	1,293,612	10,735,530
Havells India Ltd	417,995	7,034,785
Hitachi Energy India Ltd	24,736	4,954,167
Polycab India Ltd	99,018	8,593,868
Suzlon Energy Ltd (c)	17,949,596	11,991,337
		55,203,062
Ground Transportation - 0.0%
Container Corp Of India Ltd	541,496	3,326,206
Industrial Conglomerates - 0.0%
Siemens Ltd	164,336	5,732,367
Machinery - 0.1%
Ashok Leyland Ltd	5,555,042	8,857,152
Cummins India Ltd	260,905	12,768,517
Tata Motors Ltd /new (c)(f)	3,784,465	11,116,986
		32,742,655
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (d)(e)	354,856	22,487,073
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	305,177	8,529,760
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	1,004,040	16,418,229
GMR Airports Ltd (c)	4,855,911	5,140,651
		21,558,880
TOTAL INDUSTRIALS		276,771,163

Information Technology - 0.4%
IT Services - 0.4%
HCL Technologies Ltd	1,773,660	30,801,520
Infosys Ltd	6,182,420	103,019,311
Infosys Ltd ADR (b)	12,736	211,035
LTIMindtree Ltd (d)(e)	139,917	8,960,268
Mphasis Ltd	198,277	6,174,922
Persistent Systems Ltd	204,394	13,623,811
Tata Consultancy Services Ltd	1,687,743	58,143,616
Tech Mahindra Ltd	1,009,837	16,204,718
Wipro Ltd	4,906,811	13,303,917
		250,443,118
Semiconductors & Semiconductor Equipment - 0.0%
WAAREE Energies Ltd	159,841	6,171,791
Software - 0.0%
Oracle Financial Services Software Ltd	38,926	3,734,072
Tata Elxsi Ltd	63,197	3,883,378
		7,617,450
TOTAL INFORMATION TECHNOLOGY		264,232,359

Materials - 0.4%
Chemicals - 0.1%
Asian Paints Ltd	629,992	17,819,906
Coromandel International Ltd	221,801	5,308,831
PI Industries Ltd	139,987	5,641,745
Pidilite Industries Ltd	575,200	9,361,054
Solar Industries India Ltd	50,910	7,959,545
SRF Ltd	252,026	8,320,421
Supreme Industries Ltd	115,710	4,969,800
UPL Ltd	862,018	6,993,062
		66,374,364
Construction Materials - 0.1%
Ambuja Cements Ltd	1,179,803	7,514,906
Grasim Industries Ltd	506,804	16,510,169
Shree Cement Ltd	17,134	5,464,580
UltraTech Cement Ltd	220,341	29,655,990
		59,145,645
Metals & Mining - 0.2%
APL Apollo Tubes Ltd	341,139	6,885,039
Hindalco Industries Ltd	2,498,767	23,867,286
Jindal Stainless Ltd	602,844	5,118,724
Jindal Steel Ltd	673,319	8,092,116
JSW Steel Ltd	1,144,592	15,550,926
NMDC Ltd	5,668,000	4,839,494
Tata Steel Ltd	13,863,635	28,556,606
Vedanta Ltd	2,565,984	14,267,351
		107,177,542
TOTAL MATERIALS		232,697,551

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
DLF Ltd	1,380,228	11,759,110
Godrej Properties Ltd (c)	275,110	7,091,215
Lodha Developers Ltd (d)(e)	562,028	7,584,671
Oberoi Realty Ltd	234,350	4,694,920
Phoenix Mills Ltd/The	360,400	6,831,623
Prestige Estates Projects Ltd	315,207	6,195,479
		44,157,018
Utilities - 0.2%
Electric Utilities - 0.1%
Power Grid Corp of India Ltd	8,696,065	28,229,270
Tata Power Co Ltd/The	3,018,896	13,770,641
Torrent Power Ltd	319,845	4,743,716
		46,743,627
Gas Utilities - 0.0%
GAIL India Ltd	4,332,975	8,921,247
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (c)	5,256,830	9,348,173
JSW Energy Ltd	798,920	4,747,258
NHPC Ltd	5,798,978	5,542,559
NTPC Ltd	8,170,384	31,014,600
		50,652,590
TOTAL UTILITIES		106,317,464

TOTAL INDIA		2,872,326,845
INDONESIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	92,787,600	17,948,338
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (c)	1,650,824,868	5,956,073
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	34,449,000	4,163,710
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	13,276,300	3,728,221
Indofood CBP Sukses Makmur Tbk PT	4,273,100	2,235,476
Indofood Sukses Makmur Tbk PT	8,023,700	3,570,378
		9,534,075
TOTAL CONSUMER STAPLES		13,697,785

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dian Swastatika Sentosa Tbk PT (c)	1,860,400	9,461,415
Petrindo Jaya Kreasi Tbk PT	41,731,100	5,043,867
United Tractors Tbk PT	2,693,012	4,356,105
		18,861,387
Financials - 0.3%
Banks - 0.3%
Bank Central Asia Tbk PT	103,775,600	53,132,280
Bank Mandiri Persero Tbk PT	69,187,100	19,601,651
Bank Negara Indonesia Persero Tbk PT	28,257,978	7,442,570
Bank Rakyat Indonesia Persero Tbk PT	127,558,600	30,514,601
		110,691,102
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	35,914,800	2,753,539
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	38,061,100	14,075,512
Jardine Matheson Holdings Ltd (Singapore)	300,364	17,646,385
		31,721,897
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT (c)	43,546,117	9,033,921
Chandra Asri Pacific Tbk PT	16,167,900	6,756,879
		15,790,800
Metals & Mining - 0.0%
Amman Mineral Internasional PT (c)	26,931,100	11,497,944
TOTAL MATERIALS		27,288,744

TOTAL INDONESIA		228,918,865
IRELAND - 0.3%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	306,015	27,900,800
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	3,951,212	36,366,601
Bank of Ireland Group PLC	1,807,381	29,551,294
		65,917,895
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	289,258	21,638,519
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	329,937	42,970,995
TOTAL INDUSTRIALS		64,609,514

TOTAL IRELAND		158,428,209
ISRAEL - 0.5%
Financials - 0.3%
Banks - 0.3%
Bank Hapoalim BM	2,341,410	47,640,898
Bank Leumi Le-Israel BM	2,795,605	56,908,187
Israel Discount Bank Ltd Class A	2,299,852	23,037,693
Mizrahi Tefahot Bank Ltd	286,957	18,687,497
		146,274,275
Insurance - 0.0%
Phoenix Financial Ltd	418,084	16,115,438
TOTAL FINANCIALS		162,389,713

Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (c)	2,139,657	43,820,175
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	51,640	24,722,920
Information Technology - 0.1%
IT Services - 0.0%
Wix.com Ltd (c)	103,188	15,017,982
Semiconductors & Semiconductor Equipment - 0.0%
Nova Ltd (Israel) (c)	54,326	18,811,406
Software - 0.1%
Check Point Software Technologies Ltd (c)	161,680	31,637,542
Nice Ltd (c)	104,872	14,212,732
Nice Ltd ADR (b)(c)	13,164	1,798,992
		47,649,266
TOTAL INFORMATION TECHNOLOGY		81,478,654

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	1,452,111	9,532,340
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	77,985	8,225,827
TOTAL ISRAEL		330,169,629
ITALY - 1.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (b)(d)(e)	510,859	5,608,716
Telecom Italia SpA/Milano (c)	13,573,972	7,998,255
Telecom Italia SpA/Milano (c)	6,943,092	4,611,303
		18,218,274
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ferrari NV (Italy)	234,747	93,756,362
Textiles, Apparel & Luxury Goods - 0.0%
Moncler SpA	435,290	26,090,325
TOTAL CONSUMER DISCRETIONARY		119,846,687

Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	406,736	18,455,727
Davide Campari-Milano NV	1,129,564	7,856,219
		26,311,946
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	3,833,803	70,693,348
Financials - 1.1%
Banks - 0.9%
Banca Monte dei Paschi di Siena SpA	3,685,937	32,221,347
Banco BPM SpA	2,111,571	30,679,339
BPER Banca SPA	2,719,724	32,461,785
FinecoBank Banca Fineco SpA	1,133,729	25,887,563
Intesa Sanpaolo SpA	26,626,050	171,614,089
UniCredit SpA	2,610,644	193,309,555
		486,173,678
Financial Services - 0.0%
Banca Mediolanum SpA	415,226	8,332,605
Nexi SpA (d)(e)	1,011,211	5,322,003
		13,654,608
Insurance - 0.2%
Generali	1,598,315	61,440,631
Poste Italiane Spa (d)(e)	831,674	20,025,761
Unipol Assicurazioni SpA	656,850	14,358,746
		95,825,138
TOTAL FINANCIALS		595,653,424

Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	213,047	12,646,783
Industrials - 0.2%
Aerospace & Defense - 0.0%
Leonardo SpA	753,888	44,354,767
Electrical Equipment - 0.1%
Prysmian SpA	523,665	54,215,573
Passenger Airlines - 0.1%
Ryanair Holdings PLC	1,587,108	48,050,668
TOTAL INDUSTRIALS		146,621,008

Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	15,117,120	152,921,168
Terna - Rete Elettrica Nazionale	2,584,237	26,468,913
		179,390,081
Gas Utilities - 0.0%
Snam SpA	3,696,856	22,788,796
TOTAL UTILITIES		202,178,877

TOTAL ITALY		1,192,170,347
JAPAN - 13.7%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.1%
NTT Inc	55,655,075	57,283,199
Entertainment - 0.4%
Capcom Co Ltd	646,300	16,876,908
Konami Group Corp	187,236	31,272,822
Nexon Co Ltd	614,759	12,565,640
Nintendo Co Ltd	2,057,190	175,457,522
Toho Co Ltd/Tokyo	197,805	11,623,659
		247,796,551
Interactive Media & Services - 0.0%
LY Corp	5,187,349	15,243,116
Wireless Telecommunication Services - 0.8%
KDDI Corp	5,826,314	92,873,561
SoftBank Corp	53,367,770	75,835,546
SoftBank Group Corp	1,780,844	312,482,341
		481,191,448
TOTAL COMMUNICATION SERVICES		801,514,314

Consumer Discretionary - 2.3%
Automobile Components - 0.3%
Aisin Corp	925,403	16,660,377
Bridgestone Corp (b)	1,063,195	46,413,926
Denso Corp	3,262,400	45,757,430
Sumitomo Electric Industries Ltd	1,331,603	48,819,395
		157,651,128
Automobiles - 0.9%
Honda Motor Co Ltd	7,383,458	74,626,435
Isuzu Motors Ltd (b)	1,002,792	12,330,743
Nissan Motor Co Ltd (b)(c)	4,159,825	9,508,253
Subaru Corp	1,093,778	23,268,078
Suzuki Motor Corp	2,930,928	43,894,503
Toyota Motor Corp	17,660,230	360,041,522
Yamaha Motor Co Ltd (b)	1,717,517	12,426,393
		536,095,927
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	3,554,455	21,144,061
Rakuten Group Inc (c)	2,824,660	18,502,980
Ryohin Keikaku Co Ltd	938,200	19,292,426
		58,939,467
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	2,013,740	40,768,729
Zensho Holdings Co Ltd	180,100	11,224,842
		51,993,571
Household Durables - 0.6%
Panasonic Holdings Corp	4,343,893	50,472,710
Sekisui House Ltd	1,112,903	23,910,336
Sony Group Corp	11,460,900	319,181,341
		393,564,387
Leisure Products - 0.0%
Bandai Namco Holdings Inc	1,093,094	34,060,330
Shimano Inc	139,290	14,592,840
		48,653,170
Specialty Retail - 0.3%
Fast Retailing Co Ltd	355,889	130,653,969
Nitori Holdings Co Ltd (b)	748,710	12,130,744
Sanrio Co Ltd	332,500	15,441,584
ZOZO Inc (b)	807,889	6,990,591
		165,216,888
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	1,297,149	33,188,362
TOTAL CONSUMER DISCRETIONARY		1,445,302,900

Consumer Staples - 0.7%
Beverages - 0.1%
Asahi Group Holdings Ltd	2,694,751	29,044,069
Kirin Holdings Co Ltd	1,450,520	20,372,789
Suntory Beverage & Food Ltd	253,503	7,668,749
		57,085,607
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd (b)	4,150,734	65,704,468
Kobe Bussan Co Ltd (b)	281,872	6,542,444
MatsukiyoCocokara & Co	615,200	11,147,531
Seven & i Holdings Co Ltd	3,885,116	49,417,921
		132,812,364
Food Products - 0.1%
Ajinomoto Co Inc	1,687,130	47,873,723
Kikkoman Corp (b)	1,271,140	10,112,372
MEIJI Holdings Co Ltd (b)	445,412	8,563,726
Nissin Foods Holdings Co Ltd	365,015	6,582,160
Yakult Honsha Co Ltd	467,836	6,992,799
		80,124,780
Household Products - 0.0%
Unicharm Corp	2,089,691	12,929,209
Personal Care Products - 0.1%
Kao Corp	869,726	36,806,491
Shiseido Co Ltd (b)	749,175	12,639,381
		49,445,872
Tobacco - 0.1%
Japan Tobacco Inc	2,239,926	77,978,087
TOTAL CONSUMER STAPLES		410,375,919

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	5,063,164	31,960,586
Idemitsu Kosan Co Ltd	1,455,135	10,117,300
Inpex Corp	1,643,412	30,296,110
		72,373,996
Financials - 2.1%
Banks - 1.3%
Chiba Bank Ltd/The (b)	1,052,694	10,283,764
Japan Post Bank Co Ltd	3,351,053	37,574,587
Mitsubishi UFJ Financial Group Inc	21,358,618	322,627,920
Mizuho Financial Group Inc	4,678,732	156,716,372
Resona Holdings Inc	3,868,789	37,492,936
Sumitomo Mitsui Financial Group Inc	6,874,616	186,122,040
Sumitomo Mitsui Trust Group Inc	1,194,714	32,814,692
Yokohama Financial Group Inc	1,921,188	13,974,770
		797,607,081
Capital Markets - 0.2%
Daiwa Securities Group Inc	2,487,851	19,202,509
Japan Exchange Group Inc	1,856,488	20,702,003
Nomura Holdings Inc	5,591,565	39,901,989
SBI Holdings Inc	522,465	23,439,900
		103,246,401
Financial Services - 0.1%
Mitsubishi HC Capital Inc	1,640,216	12,835,640
ORIX Corp	2,166,754	53,003,242
Sony Financial Group Inc (c)	11,460,900	11,556,835
		77,395,717
Insurance - 0.5%
Dai-ichi Life Holdings Inc	6,551,664	46,126,503
Japan Post Holdings Co Ltd	3,323,846	31,198,126
Japan Post Insurance Co Ltd	351,142	9,095,833
Ms&Ad Insurance Group Holdings Inc	2,396,845	49,409,670
Sompo Holdings Inc	1,656,862	50,493,653
T&D Holdings Inc	912,953	19,673,720
Tokio Marine Holdings Inc	3,423,324	127,666,701
		333,664,206
TOTAL FINANCIALS		1,311,913,405

Health Care - 0.9%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	639,782	104,139,455
Olympus Corp (b)	2,126,063	26,205,027
Sysmex Corp (b)	940,887	10,488,598
Terumo Corp	2,484,348	40,099,671
		180,932,751
Health Care Technology - 0.0%
M3 Inc (b)	824,802	11,559,483
Pharmaceuticals - 0.6%
Astellas Pharma Inc	3,376,465	35,343,576
Chugai Pharmaceutical Co Ltd	1,251,624	57,284,005
Daiichi Sankyo Co Ltd	3,179,196	75,945,025
Eisai Co Ltd	486,897	14,461,137
Kyowa Kirin Co Ltd	443,821	6,859,916
Otsuka Holdings Co Ltd	811,403	44,089,863
Shionogi & Co Ltd	1,409,482	23,596,545
Takeda Pharmaceutical Co Ltd	2,963,420	79,975,326
		337,555,393
TOTAL HEALTH CARE		530,047,627

Industrials - 3.5%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd (b)	543,649	4,996,943
Building Products - 0.1%
Agc Inc	364,996	11,415,747
Daikin Industries Ltd	491,882	57,146,875
		68,562,622
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	728,542	12,194,368
Secom Co Ltd	783,518	26,503,662
TOPPAN Holdings Inc	441,877	10,838,330
		49,536,360
Construction & Engineering - 0.1%
Kajima Corp	787,578	25,429,811
Obayashi Corp	1,211,285	20,529,988
Taisei Corp	290,202	21,156,443
		67,116,242
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	249,204	17,884,603
Fujikura Ltd	468,600	64,371,306
Mitsubishi Electric Corp	3,544,897	99,301,281
NIDEC CORP (b)	1,557,912	19,035,418
		200,592,608
Ground Transportation - 0.2%
Central Japan Railway Co	1,439,390	35,174,504
East Japan Railway Co	1,780,343	43,390,879
Hankyu Hanshin Holdings Inc	435,680	11,692,768
Tokyo Metro Co Ltd (b)	528,700	5,555,963
Tokyu Corp	940,275	10,469,872
West Japan Railway Co	803,260	16,475,925
		122,759,911
Industrial Conglomerates - 0.5%
Hikari Tsushin Inc	32,970	8,728,674
Hitachi Ltd	8,536,445	294,574,100
Sekisui Chemical Co Ltd	709,739	12,319,459
		315,622,233
Machinery - 0.9%
Daifuku Co Ltd (b)	602,427	19,263,904
FANUC Corp	1,741,125	58,103,860
IHI Corp	1,915,900	39,968,973
Kawasaki Heavy Industries Ltd	280,600	22,577,639
Komatsu Ltd	1,763,564	58,992,935
Kubota Corp	1,826,667	23,711,942
Makita Corp	419,568	12,730,517
MINEBEA MITSUMI Inc	681,300	13,510,173
Mitsubishi Heavy Industries Ltd	5,972,680	180,313,329
SMC Corp	106,855	36,578,874
Toyota Industries Corp (b)	303,543	33,139,387
		498,891,533
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	656,500	9,427,256
Mitsui OSK Lines Ltd	642,200	19,098,064
Nippon Yusen KK (b)	811,833	28,083,069
		56,608,389
Passenger Airlines - 0.0%
ANA Holdings Inc	300,351	5,630,485
Japan Airlines Co Ltd	271,426	4,892,748
		10,523,233
Professional Services - 0.2%
Recruit Holdings Co Ltd	2,477,883	122,873,196
Trading Companies & Distributors - 1.0%
ITOCHU Corp	2,214,871	128,356,453
Marubeni Corp	2,630,045	64,850,892
Mitsubishi Corp	6,000,903	144,097,621
Mitsui & Co Ltd	4,601,192	113,514,580
MonotaRO Co Ltd	469,508	6,550,625
Sumitomo Corp	2,029,769	59,084,704
Toyota Tsusho Corp	1,270,885	38,899,257
		555,354,132
TOTAL INDUSTRIALS		2,073,437,402

Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 0.5%
Keyence Corp	362,729	135,031,878
Kyocera Corp	2,398,424	31,904,284
Murata Manufacturing Co Ltd	3,115,283	67,168,367
Shimadzu Corp (b)	445,477	11,996,168
TDK Corp	3,628,435	63,396,810
Yokogawa Electric Corp	422,200	12,665,178
		322,162,685
IT Services - 0.4%
Fujitsu Ltd	3,280,680	85,496,015
NEC Corp	2,408,515	87,801,163
Nomura Research Institute Ltd	704,580	27,206,008
Obic Co Ltd	604,160	18,766,556
Otsuka Corp	427,164	8,454,028
SCSK Corp (b)	290,733	10,698,507
TIS Inc	391,367	13,497,603
		251,919,880
Semiconductors & Semiconductor Equipment - 0.9%
Advantest Corp	1,428,228	213,871,181
Disco Corp	171,887	57,080,780
Lasertec Corp	148,795	30,210,205
Renesas Electronics Corp	3,140,283	38,781,156
SCREEN Holdings Co Ltd (b)	152,400	14,522,056
Tokyo Electron Ltd	835,258	184,149,613
		538,614,991
Software - 0.0%
Oracle Corp Japan	72,003	6,648,514
Trend Micro Inc/Japan (b)	233,245	11,930,896
		18,579,410
Technology Hardware, Storage & Peripherals - 0.2%
Canon Inc	1,616,828	46,508,329
Canon Inc ADR	1,310	37,583
FUJIFILM Holdings Corp	2,087,044	48,370,775
		94,916,687
TOTAL INFORMATION TECHNOLOGY		1,226,193,653

Materials - 0.4%
Chemicals - 0.3%
Asahi Kasei Corp	2,305,625	17,691,270
Mitsubishi Chemical Group Corp	2,404,784	12,578,654
Nippon Paint Holdings Co Ltd (b)	1,771,630	11,294,702
Nippon Sanso Holdings Corp	324,286	10,790,595
Nitto Denko Corp (b)	1,319,650	33,001,954
Shin-Etsu Chemical Co Ltd	3,145,385	94,546,948
Toray Industries Inc	2,558,219	15,705,217
		195,609,340
Metals & Mining - 0.1%
JFE Holdings Inc	1,077,890	12,369,401
Nippon Steel Corp (b)	9,020,995	37,184,819
Sumitomo Metal Mining Co Ltd	462,032	15,114,196
		64,668,416
TOTAL MATERIALS		260,277,756

Real Estate - 0.3%
Office REITs - 0.0%
Nippon Building Fund Inc	14,245	13,144,111
Real Estate Management & Development - 0.3%
Daito Trust Construction Co Ltd	540,605	10,107,190
Daiwa House Industry Co Ltd	1,045,308	35,494,755
Hulic Co Ltd	855,372	8,825,135
Mitsubishi Estate Co Ltd	1,982,612	41,991,081
Mitsui Fudosan Co Ltd	4,928,730	51,219,007
Sumitomo Realty & Development Co Ltd	577,079	24,643,157
		172,280,325
TOTAL REAL ESTATE		185,424,436

Utilities - 0.1%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	1,243,195	17,303,570
Kansai Electric Power Co Inc/The	1,751,699	27,364,969
		44,668,539
Gas Utilities - 0.0%
Osaka Gas Co Ltd	673,518	21,187,563
Tokyo Gas Co Ltd	590,539	20,700,095
		41,887,658
TOTAL UTILITIES		86,556,197

TOTAL JAPAN		8,403,417,605
KOREA (SOUTH) - 3.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	383,731	4,091,670
Entertainment - 0.0%
HYBE Co Ltd	42,581	10,159,188
Krafton Inc (c)	53,320	10,296,461
		20,455,649
Interactive Media & Services - 0.2%
Kakao Corp	577,224	26,291,425
NAVER Corp	265,976	49,780,012
		76,071,437
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	98,642	3,600,074
TOTAL COMMUNICATION SERVICES		104,218,830

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Hankook Tire & Technology Co Ltd	136,650	4,431,473
Hyundai Mobis Co Ltd	111,702	24,696,579
		29,128,052
Automobiles - 0.2%
Hyundai Motor Co	244,845	49,679,590
Kia Corp	445,511	37,373,724
		87,053,314
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (c)(d)(e)	356,693	9,059,913
Hanjin Kal Corp	43,228	3,166,654
		12,226,567
Household Durables - 0.0%
Coway Co Ltd	99,751	6,225,452
LG Electronics Inc	199,290	12,214,575
		18,440,027
TOTAL CONSUMER DISCRETIONARY		146,847,960

Consumer Staples - 0.1%
Food Products - 0.0%
Orion Corp/Republic of Korea	43,073	2,992,561
Samyang Foods Co Ltd	7,775	7,332,956
		10,325,517
Personal Care Products - 0.0%
Amorepacific Corp	50,205	4,246,802
LG H&H Co Ltd	16,549	3,294,146
		7,540,948
Tobacco - 0.1%
KT&G Corp	181,137	17,007,812
TOTAL CONSUMER STAPLES		34,874,277

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	80,438	11,537,292
S-Oil Corp (c)	83,037	4,171,429
SK Innovation Co Ltd	127,162	11,468,300
		27,177,021
Financials - 0.4%
Banks - 0.3%
Hana Financial Group Inc	533,241	31,899,098
Industrial Bank of Korea	512,167	6,926,793
KakaoBank Corp	309,529	5,013,501
KB Financial Group Inc	677,053	55,095,860
Shinhan Financial Group Co Ltd	811,507	41,549,532
Woori Financial Group Inc	1,237,967	22,000,449
		162,485,233
Capital Markets - 0.0%
Korea Investment Holdings Co Ltd	77,362	9,867,409
Mirae Asset Securities Co Ltd	422,988	7,783,457
NH Investment & Securities Co Ltd	265,082	3,774,274
		21,425,140
Financial Services - 0.0%
Meritz Financial Group Inc	151,867	11,741,253
Insurance - 0.1%
DB Insurance Co Ltd	87,135	7,730,377
Samsung Fire & Marine Insurance Co Ltd	55,968	17,288,577
Samsung Life Insurance Co Ltd	148,198	15,999,154
		41,018,108
TOTAL FINANCIALS		236,669,734

Health Care - 0.2%
Biotechnology - 0.2%
Alteogen Inc (c)	74,695	25,529,650
Celltrion Inc	302,990	37,225,588
		62,755,238
Health Care Equipment & Supplies - 0.0%
HLB Inc (c)	218,772	7,439,038
Life Sciences Tools & Services - 0.0%
Samsung Biologics Co Ltd (c)(d)(e)(f)	33,243	28,399,104
Pharmaceuticals - 0.0%
SK Biopharmaceuticals Co Ltd (c)	57,519	4,648,171
Yuhan Corp	105,335	8,696,479
		13,344,650
TOTAL HEALTH CARE		111,938,030

Industrials - 0.7%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	61,530	42,146,195
Hanwha Systems Co Ltd	140,581	5,891,721
Korea Aerospace Industries Ltd	137,070	9,916,347
LIG Nex1 Co Ltd	24,577	8,924,522
		66,878,785
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	70,468	9,308,564
Electrical Equipment - 0.3%
Doosan Enerbility Co Ltd (c)	836,496	51,913,015
Ecopro BM Co Ltd (b)(c)	91,487	10,241,608
Ecopro Co Ltd (b)	188,560	11,609,700
HD Hyundai Electric Co Ltd	43,833	26,681,437
Hyosung Heavy Industries Corp	10,402	15,538,300
LG Energy Solution Ltd (b)(c)	87,381	28,917,911
LS Electric Co Ltd	27,783	8,455,847
POSCO Future M Co Ltd (b)(c)	64,859	9,824,646
		163,182,464
Industrial Conglomerates - 0.1%
Doosan Co Ltd	13,814	9,172,219
LG Corp	158,353	8,896,734
Samsung C&T Corp	157,355	24,881,568
SK Inc	67,667	11,765,004
SK Square Co Ltd (c)	173,425	31,548,144
		86,263,669
Machinery - 0.2%
Doosan Bobcat Inc	96,468	4,069,952
Hanwha Ocean Co Ltd (c)	228,193	21,968,961
HD Hyundai Heavy Industries Co Ltd	41,491	17,417,825
HD Korea Shipbuilding & Offshore Engineering Co Ltd	79,364	26,320,289
Hyundai Rotem Co Ltd	142,560	22,990,974
Samsung Heavy Industries Co Ltd (c)	1,306,738	27,016,853
		119,784,854
Marine Transportation - 0.0%
Hanjin Shipping Co Ltd (c)(f)	12	0
HMM Co Ltd	481,280	6,919,877
		6,919,877
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	338,788	5,250,377
Trading Companies & Distributors - 0.0%
Posco International Corp	96,502	3,713,537
TOTAL INDUSTRIALS		461,302,127

Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 0.1%
LG Display Co Ltd (c)	550,831	5,613,729
Samsung Electro-Mechanics Co Ltd	105,292	18,048,878
Samsung SDI Co Ltd	119,640	26,953,864
		50,616,471
IT Services - 0.0%
Samsung SDS Co Ltd	78,797	10,089,033
Semiconductors & Semiconductor Equipment - 0.7%
Hanmi Semiconductor Co Ltd (b)	79,131	7,955,952
SK Hynix Inc	1,018,050	398,171,047
		406,126,999
Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co Ltd	8,785,930	660,822,716
TOTAL INFORMATION TECHNOLOGY		1,127,655,219

Materials - 0.1%
Chemicals - 0.0%
LG Chem Ltd	92,288	25,666,765
Metals & Mining - 0.1%
Korea Zinc Co Ltd	7,498	5,419,191
POSCO Holdings Inc	135,893	29,462,707
		34,881,898
TOTAL MATERIALS		60,548,663

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	479,888	14,319,662
TOTAL KOREA (SOUTH)		2,325,551,523
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	3,581,766	6,200,221
Financials - 0.2%
Banks - 0.2%
Boubyan Bank KSCP	2,841,927	6,633,479
Gulf Bank KSCP	3,792,368	4,339,433
Kuwait Finance House KSCP	20,744,349	54,303,871
National Bank of Kuwait SAKP	15,447,014	52,874,865
Warba Bank KSCP	4,144,395	3,904,581
		122,056,229
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	1,235,817	4,056,944
TOTAL KUWAIT		132,313,394
LUXEMBOURG - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (d)(e)	386,072	6,448,135
Reinet Investments SCA (South Africa)	252,694	8,081,690
		14,529,825
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	220,712	15,554,241
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	874,848	33,438,331
TOTAL LUXEMBOURG		63,522,397
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	4,049,239	20,177,019
Sands China Ltd	4,554,865	11,864,085

TOTAL MACAU		32,041,104
MALAYSIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	2,268,099	3,953,468
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	5,065,015	3,035,623
CELCOMDIGI BHD	6,443,800	5,539,083
Maxis Bhd	4,342,500	3,940,186
		12,514,892
TOTAL COMMUNICATION SERVICES		16,468,360

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
MR DIY Group M Bhd (d)(e)	6,086,150	2,325,176
Consumer Staples - 0.0%
Food Products - 0.0%
IOI Corp Bhd	4,606,700	4,421,904
Kuala Lumpur Kepong Bhd	901,585	4,413,203
Nestle Malaysia Bhd	128,300	3,461,772
QL Resources Bhd	3,060,150	3,032,383
SD Guthrie Bhd	3,843,724	4,845,956
		20,175,218
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	541,700	2,933,562
Financials - 0.2%
Banks - 0.2%
AMMB Holdings Bhd	4,570,200	6,220,186
CIMB Group Holdings Bhd	15,158,888	26,423,086
Hong Leong Bank Bhd	1,195,800	5,870,499
Malayan Banking Bhd	11,099,268	26,158,017
Public Bank Bhd	27,487,200	27,697,226
RHB Bank Bhd	3,298,576	5,332,225
		97,701,239
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	4,047,400	7,973,030
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	8,640,577	10,398,402
Industrial Conglomerates - 0.0%
Sunway Bhd	4,566,200	5,898,553
Marine Transportation - 0.0%
MISC Bhd	2,445,200	4,548,259
TOTAL INDUSTRIALS		20,845,214

Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	4,500,300	4,190,824
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	6,931,000	10,475,938
TOTAL MATERIALS		14,666,762

Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	4,952,425	15,703,965
Gas Utilities - 0.0%
Petronas Gas Bhd	1,456,000	6,431,709
Multi-Utilities - 0.0%
YTL Corp Bhd	5,455,000	3,386,581
YTL Corp Bhd warrants 6/2/2028 (c)	1,212,600	340,750
YTL Power International Bhd	5,486,600	5,227,205
YTL Power International Bhd warrants 6/2/2028 (c)	952,180	373,979
		9,328,515
TOTAL UTILITIES		31,464,189

TOTAL MALAYSIA		214,552,750
MEXICO - 0.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	34,115,646	38,911,136
Consumer Staples - 0.2%
Beverages - 0.1%
Arca Continental SAB de CV	961,062	9,308,259
Coca-Cola Femsa SAB de CV unit	989,975	8,517,243
Fomento Economico Mexicano SAB de CV unit (b)	3,244,600	30,607,886
		48,433,388
Consumer Staples Distribution & Retail - 0.1%
Grupo Comercial Chedraui SA de CV	583,000	4,227,248
Wal-Mart de Mexico SAB de CV Series V	9,776,500	32,320,835
		36,548,083
Food Products - 0.0%
Alfa SAB de CV Series A	6,610,258	4,984,779
Gruma SAB de CV Series B	292,565	4,965,030
Grupo Bimbo SAB de CV (b)	2,448,100	8,459,673
		18,409,482
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	2,741,100	5,305,592
TOTAL CONSUMER STAPLES		108,696,545

Financials - 0.1%
Banks - 0.1%
Grupo Financiero Banorte SAB de CV	4,725,500	44,473,648
Grupo Financiero Inbursa SAB de CV Series O	3,407,200	8,274,773
		52,748,421
Insurance - 0.0%
Qualitas Controladora SAB de CV (b)	363,200	3,293,501
TOTAL FINANCIALS		56,041,922

Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1 (b)	1,033,400	7,385,680
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	522,500	6,438,687
Grupo Aeroportuario del Pacifico SAB de CV Series B	726,145	15,136,538
Grupo Aeroportuario del Sureste SAB de CV Series B	340,240	10,292,084
Promotora y Operadora de Infraestructura SAB de CV	347,735	4,503,513
		36,370,822
TOTAL INDUSTRIALS		43,756,502

Materials - 0.2%
Construction Materials - 0.0%
Cemex SAB de CV unit	28,088,640	28,544,475
Metals & Mining - 0.2%
Fresnillo PLC	407,112	11,883,767
Grupo Mexico SAB de CV Series B	5,812,523	50,252,036
Industrias Penoles SAB de CV (c)	371,340	15,372,279
Southern Copper Corp	166,821	23,154,755
		100,662,837
TOTAL MATERIALS		129,207,312

Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	5,406,800	7,846,022
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV (b)	1,952,630	7,797,487
TOTAL REAL ESTATE		15,643,509

TOTAL MEXICO		392,256,926
NETHERLANDS - 2.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	7,266,354	33,624,787
Entertainment - 0.1%
Universal Music Group NV	2,068,374	55,477,893
TOTAL COMMUNICATION SERVICES		89,102,680

Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	242,089	16,351,972
Heineken NV	536,954	41,577,583
		57,929,555
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	1,698,023	69,501,103
Food Products - 0.0%
JDE Peet's NV	315,736	11,493,007
TOTAL CONSUMER STAPLES		138,923,665

Financials - 0.6%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (d)(e)	1,079,983	32,253,867
ING Groep NV	5,642,391	140,888,681
		173,142,548
Capital Markets - 0.0%
Euronext NV (d)	145,704	20,825,268
Financial Services - 0.2%
Adyen NV (c)(d)(e)	46,956	80,458,376
EXOR NV	171,239	14,842,873
		95,301,249
Insurance - 0.1%
ASR Nederland NV (b)	292,317	19,508,779
NN Group NV	500,801	34,277,003
		53,785,782
TOTAL FINANCIALS		343,054,847

Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE (c)	113,971	93,281,554
Health Care Equipment & Supplies - 0.0%
Koninklijke Philips NV	1,439,457	39,434,207
TOTAL HEALTH CARE		132,715,761

Industrials - 0.1%
Professional Services - 0.1%
Randstad NV (b)	203,750	7,982,634
Wolters Kluwer NV	444,783	54,472,158
		62,454,792
Trading Companies & Distributors - 0.0%
IMCD NV	110,652	11,476,321
TOTAL INDUSTRIALS		73,931,113

Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
ASM International NV	87,523	56,696,463
ASML Holding NV	734,026	776,781,524
BE Semiconductor Industries NV	136,778	23,270,197
		856,748,184
Software - 0.0%
Nebius Group NV Class A (Russia) (c)(f)	371,380	0
TOTAL INFORMATION TECHNOLOGY		856,748,184

Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	315,493	20,888,229
TOTAL NETHERLANDS		1,655,364,479
NEW ZEALAND - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	1,734,919	12,271,099
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	1,095,756	23,263,420
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	3,172,863	14,743,247
Information Technology - 0.1%
Software - 0.1%
Xero Ltd (b)(c)	305,604	28,993,722
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	1,548,183	8,257,032
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	2,453,303	8,311,104
TOTAL UTILITIES		16,568,136

TOTAL NEW ZEALAND		95,839,624
NORWAY - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	1,149,008	17,083,259
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	869,239	19,102,362
Orkla ASA	1,296,637	13,146,543
Salmar ASA	125,087	7,032,806
		39,281,711
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	590,413	15,323,896
Equinor ASA	1,429,847	34,246,704
Equinor ASA ADR	37	887
		49,571,487
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	1,657,871	42,276,387
Insurance - 0.0%
Gjensidige Forsikring ASA	373,163	10,042,622
TOTAL FINANCIALS		52,319,009

Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	819,688	20,963,070
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	2,580,253	17,459,391
TOTAL NORWAY		196,677,927
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	126,164	32,928,804
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	311,841	7,100,620
TOTAL PERU		40,029,424
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	138,715	2,642,641
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	913,900	3,371,699
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	3,968,760	7,125,036
BDO Unibank Inc	4,465,757	10,154,720
Metropolitan Bank & Trust Co	3,292,301	3,869,370
		21,149,126
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Ayala Corp	453,055	3,611,506
SM Investments Corp	416,615	5,173,138
		8,784,644
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	1,893,460	17,093,210
TOTAL INDUSTRIALS		25,877,854

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	12,055,070	4,086,151
SM Prime Holdings Inc	18,526,275	7,068,508
		11,154,659
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	515,270	5,134,313
TOTAL PHILIPPINES		69,330,292
POLAND - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	121,894	8,377,118
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (c)(d)(e)	1,286,011	12,013,913
Specialty Retail - 0.0%
CCC SA (b)(c)	99,325	4,061,217
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	2,036	9,885,047
TOTAL CONSUMER DISCRETIONARY		25,960,177

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (c)(d)(e)	922,632	11,010,125
Zabka Group SA (b)(c)	545,906	3,170,778
		14,180,903
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	1,076,018	29,154,173
Financials - 0.2%
Banks - 0.2%
Bank Millennium SA (c)	1,116,973	4,669,933
Bank Polska Kasa Opieki SA	340,407	17,462,796
mBank SA (c)	27,288	7,250,199
Powszechna Kasa Oszczednosci Bank Polski SA	1,634,422	33,502,775
Santander Bank Polska SA	76,861	10,139,908
		73,025,611
Insurance - 0.0%
Powszechny Zaklad Ubezpieczen SA	1,137,072	18,184,531
TOTAL FINANCIALS		91,210,142

Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (c)	458,014	5,764,994
Construction & Engineering - 0.0%
Budimex SA (b)	23,307	3,702,108
TOTAL INDUSTRIALS		9,467,102

Materials - 0.0%
Metals & Mining - 0.0%
KGHM Polska Miedz SA (c)	263,811	13,847,756
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (c)	1,646,805	4,994,372
TOTAL POLAND		197,191,743
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	530,551	13,661,795
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	782,773	15,694,870
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	15,403,960	13,586,413
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	5,816,769	28,897,252
TOTAL PORTUGAL		71,840,330
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	1,453,661	5,409,807
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	1,094,518	4,509,138
Qatar Gas Transport Co Ltd	5,087,862	6,187,600
		10,696,738
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	11,365,794	7,301,453
Commercial Bank of Qatar	6,007,181	6,830,467
Dukhan Bank	3,325,325	3,175,544
Qatar International Islamic Bank QSC	1,806,304	5,521,605
Qatar Islamic Bank QPSC	3,290,965	22,126,565
Qatar National Bank QPSC	8,610,743	43,727,723
		88,683,357
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	2,850,542	9,942,841
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	10,400,561	3,570,640
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	3,862,441	2,789,952
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	799,788	3,374,003
TOTAL QATAR		124,467,338
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	1,115,001	9,029,337
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (c)(f)	51,978	0
VK IPJSC GDR (c)(e)(f)	68,289	0
		0
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (c)(f)	62,559	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (c)(f)	12,146,244	2
Gazprom PJSC ADR (c)(f)	1,078,053	11
LUKOIL PJSC (c)(f)	451,803	0
Rosneft Oil Co PJSC (c)(f)	1,187,356	0
Rosneft Oil Co PJSC GDR (c)(e)(f)	214,392	2
Surgutneftegas PAO (c)(f)	6,111,900	0
Surgutneftegas PAO ADR (c)(f)	214,357	2
Tatneft PJSC (c)(f)	1,520,327	0
		17
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (c)(f)	13,066,303	2
VTB Bank PJSC (c)(f)	826,735	0
		2
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (c)(f)	1,699,470	0
TKS Holding MKPAO JSC (c)(f)	5,907	0
		0
TOTAL FINANCIALS		2

Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (c)(e)(f)	1,019	0
Metals & Mining - 0.0%
Alrosa PJSC (c)(f)	3,102,770	0
GMK Norilskiy Nickel PAO (c)(f)	6,655,600	0
GMK Norilskiy Nickel PAO ADR (United Kingdom) (c)(f)	85,403	2
Novolipetsk Steel PJSC (c)(f)	1,805,640	0
Polyus PJSC (c)(f)	413,530	0
Severstal PAO (c)(f)	245,384	0
Severstal PAO GDR (c)(e)(f)	10,278	0
United Co RUSAL International PJSC (Russia) (c)(f)	3,455,150	0
		2
TOTAL MATERIALS		2

Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (c)(f)	42,112,900	5
TOTAL RUSSIA		26
SAUDI ARABIA - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	3,757,565	45,267,522
Media - 0.0%
Saudi Research & Media Group (c)	66,943	3,066,637
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	703,009	12,700,013
TOTAL COMMUNICATION SERVICES		61,034,172

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (c)	1,054,580	4,974,407
Specialty Retail - 0.0%
Jarir Marketing Co	1,093,206	4,139,276
TOTAL CONSUMER DISCRETIONARY		9,113,683

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	71,373	2,207,628
Food Products - 0.0%
Almarai Co JSC	913,728	12,079,736
TOTAL CONSUMER STAPLES		14,287,364

Energy - 0.1%
Energy Equipment & Services - 0.0%
Ades Holding Co	631,327	2,844,953
Oil, Gas & Consumable Fuels - 0.1%
Saudi Arabian Oil Co (d)(e)	11,304,886	78,072,833
TOTAL ENERGY		80,917,786

Financials - 0.5%
Banks - 0.5%
Al Rajhi Bank	3,670,075	103,438,907
Alinma Bank	2,268,145	15,664,068
Arab National Bank	1,670,051	10,794,346
Bank Al-Jazira	1,131,169	3,809,472
Bank AlBilad	1,367,571	10,815,710
Banque Saudi Fransi	2,278,745	10,833,806
Riyad Bank	2,723,170	19,735,957
Saudi Awwal Bank	1,859,168	16,042,097
Saudi Investment Bank/The	1,119,246	4,103,574
Saudi National Bank/The	5,513,087	58,625,153
		253,863,090
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	90,232	4,787,928
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance (c)	74,809	2,351,807
Bupa Arabia for Cooperative Insurance Co	151,542	6,626,907
Co for Cooperative Insurance/The	134,396	4,880,872
		13,859,586
TOTAL FINANCIALS		272,510,604

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dallah Healthcare Co	64,163	2,634,749
Dr Sulaiman Al Habib Medical Services Group Co	164,082	11,909,213
Mouwasat Medical Services Co	178,360	3,654,899
		18,198,861
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	65,512	3,070,957
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	44,533	2,990,003
Elm Co	45,428	11,465,110
		14,455,113
Materials - 0.3%
Chemicals - 0.2%
SABIC Agri-Nutrients Co	432,492	14,138,474
Sahara International Petrochemical Co	669,046	3,371,722
Saudi Aramco Base Oil Co	89,950	2,313,329
Saudi Basic Industries Corp	1,687,486	27,470,075
Yanbu National Petrochemical Co	505,115	4,646,686
		51,940,286
Metals & Mining - 0.1%
Saudi Arabian Mining Co (c)	2,524,027	43,241,536
TOTAL MATERIALS		95,181,822

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (c)	977,994	4,487,981
Makkah Construction & Development Co	179,385	4,259,455
		8,747,436
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Electricity Co	1,498,125	6,403,473
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (c)	287,152	18,506,423
TOTAL UTILITIES		24,909,896

TOTAL SAUDI ARABIA		602,427,694
SINGAPORE - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	13,860,718	45,242,094
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Sea Ltd Class A ADR (c)	713,056	111,415,000
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	11,524,523	6,463,508
TOTAL CONSUMER DISCRETIONARY		117,878,508

Financials - 0.5%
Banks - 0.5%
DBS Group Holdings Ltd	3,966,501	164,346,496
Oversea-Chinese Banking Corp Ltd	6,304,691	82,489,926
United Overseas Bank Ltd	2,351,515	62,636,006
		309,472,428
Capital Markets - 0.0%
Singapore Exchange Ltd	1,580,190	20,553,639
TOTAL FINANCIALS		330,026,067

Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	2,906,597	18,958,980
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (c)	4,425,383	26,596,552
Industrial Conglomerates - 0.0%
Keppel Ltd	2,735,157	21,413,068
Passenger Airlines - 0.0%
Singapore Airlines Ltd	2,786,439	14,193,370
TOTAL INDUSTRIALS		81,161,970

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	1,272,214	31,293,349
Real Estate - 0.1%
Diversified REITs - 0.1%
CapitaLand Integrated Commercial Trust	10,826,787	19,713,802
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	7,073,815	15,325,875
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	4,435,399	8,996,200
TOTAL REAL ESTATE		44,035,877

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	1,672,800	8,392,274
TOTAL SINGAPORE		658,030,139
SOUTH AFRICA - 1.0%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	3,237,177	32,288,682
Vodacom Group Ltd	1,171,554	9,462,980
		41,751,662
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	1,456,675	102,311,112
Specialty Retail - 0.0%
Pepkor Holdings Ltd (d)(e)	6,437,840	9,802,969
TOTAL CONSUMER DISCRETIONARY		112,114,081

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Bid Corp Ltd (b)	624,062	15,437,863
Clicks Group Ltd	450,447	9,484,134
Shoprite Holdings Ltd	946,668	15,837,408
		40,759,405
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	1,589,351	17,769,563
Capitec Bank Holdings Ltd (b)	162,349	35,888,329
Nedbank Group Ltd	869,417	11,842,625
Standard Bank Group Ltd	2,461,318	36,138,608
		101,639,125
Financial Services - 0.1%
FirstRand Ltd	9,429,983	44,725,451
Remgro Ltd	916,398	9,099,231
		53,824,682
Insurance - 0.0%
Discovery Ltd	1,016,685	12,771,381
Old Mutual Ltd	7,705,015	6,021,800
OUTsurance Group Ltd (b)	1,546,758	6,512,665
Sanlam Ltd	3,380,921	17,739,720
		43,045,566
TOTAL FINANCIALS		198,509,373

Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	588,346	7,634,669
Materials - 0.4%
Chemicals - 0.0%
Sasol Ltd (b)(c)	1,072,925	6,712,840
Metals & Mining - 0.4%
Anglo American PLC	2,086,067	78,921,470
Gold Fields Ltd	1,668,213	64,319,811
Harmony Gold Mining Co Ltd	1,065,601	17,730,085
Impala Platinum Holdings Ltd	1,680,711	18,012,157
Sibanye Stillwater Ltd (b)(c)	5,263,016	13,966,472
Valterra Platinum Ltd	494,475	30,582,907
		223,532,902
TOTAL MATERIALS		230,245,742

TOTAL SOUTH AFRICA		631,014,932
SPAIN - 2.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	922,692	28,725,011
Telefonica SA (b)	6,873,068	34,854,528
		63,579,539
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	839,660	64,186,757
Specialty Retail - 0.2%
Industria de Diseno Textil SA (b)	2,032,992	112,245,423
TOTAL CONSUMER DISCRETIONARY		176,432,180

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	2,157,425	39,587,356
Financials - 1.0%
Banks - 1.0%
Banco Bilbao Vizcaya Argentaria SA	10,731,955	216,206,900
Banco de Sabadell SA	9,449,832	35,323,887
Banco Santander SA (b)	27,779,241	282,606,245
Banco Santander SA ADR	2,284	23,183
Bankinter SA	1,245,077	18,757,254
CaixaBank SA (b)	7,296,667	77,123,932
		630,041,401
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (b)	554,733	7,183,805
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	338,460	27,776,965
Transportation Infrastructure - 0.1%
Aena SME SA (d)(e)	1,395,847	37,890,138
TOTAL INDUSTRIALS		65,667,103

Utilities - 0.5%
Electric Utilities - 0.5%
Acciona SA	45,207	10,004,707
Endesa SA	592,245	21,223,626
Iberdrola SA	11,823,299	239,613,886
Redeia Corp SA (b)	761,166	13,695,558
		284,537,777
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	575,006	8,404,059
TOTAL UTILITIES		292,941,836

TOTAL SPAIN		1,275,433,220
SWEDEN - 1.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	4,418,566	17,338,927
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	1,007,722	15,958,714
TOTAL COMMUNICATION SERVICES		33,297,641

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Evolution AB (d)	266,781	17,837,351
Specialty Retail - 0.1%
H & M Hennes & Mauritz AB B Shares (b)	1,056,216	19,947,822
TOTAL CONSUMER DISCRETIONARY		37,785,173

Consumer Staples - 0.0%
Household Products - 0.0%
Essity AB B Shares	1,124,059	30,869,397
Financials - 0.5%
Banks - 0.3%
Skandinaviska Enskilda Banken AB A Shares	2,838,427	54,197,590
Svenska Handelsbanken AB A Shares	2,714,131	35,417,606
Swedbank AB A1 Shares	1,578,561	48,020,224
		137,635,420
Capital Markets - 0.0%
EQT AB	691,403	23,987,414
Financial Services - 0.2%
Industrivarden AB A Shares	209,406	8,724,286
Industrivarden AB C Shares	303,467	12,623,895
Investor AB A Shares	467,256	15,414,124
Investor AB B Shares	2,726,091	89,972,983
L E Lundbergforetagen AB B Shares	143,020	7,662,659
		134,397,947
TOTAL FINANCIALS		296,020,781

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (c)	363,717	12,526,850
Industrials - 0.9%
Aerospace & Defense - 0.1%
Saab AB B Shares	597,025	32,852,190
Building Products - 0.1%
Assa Abloy AB B Shares	1,869,289	70,443,346
Nibe Industrier AB B Shares	2,832,165	11,063,039
		81,506,385
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	905,013	13,355,735
Construction & Engineering - 0.0%
Skanska AB B Shares	636,282	17,386,785
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	270,008	6,903,497
Lifco AB B Shares	435,730	16,887,533
		23,791,030
Machinery - 0.7%
Alfa Laval AB	541,136	25,859,924
Atlas Copco AB A Shares	5,004,376	83,853,652
Atlas Copco AB B Shares	2,912,267	43,759,492
Epiroc AB A Shares	1,233,904	26,132,100
Epiroc AB B Shares	722,009	13,527,813
Indutrade AB	508,076	13,583,990
Sandvik AB	1,988,224	60,377,635
SKF AB B Shares	635,906	16,399,249
Trelleborg AB B Shares	380,693	15,928,577
Volvo AB B Shares (b)	2,959,537	81,076,656
		380,499,088
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	487,464	16,522,029
Beijer Ref AB B Shares	720,870	11,427,386
		27,949,415
TOTAL INDUSTRIALS		577,340,628

Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	5,190,264	52,659,732
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares (b)	3,874,251	47,225,649
TOTAL INFORMATION TECHNOLOGY		99,885,381

Materials - 0.1%
Metals & Mining - 0.1%
Boliden AB (c)	524,827	23,699,459
Paper & Forest Products - 0.0%
Holmen AB B Shares	143,262	5,416,669
Svenska Cellulosa AB SCA B Shares	1,135,908	15,155,005
		20,571,674
TOTAL MATERIALS		44,271,133

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (c)	1,348,358	9,881,075
Sagax AB B Shares	409,183	9,182,686
		19,063,761
TOTAL SWEDEN		1,151,060,745
SWITZERLAND - 2.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	48,250	35,344,362
Consumer Discretionary - 0.4%
Specialty Retail - 0.0%
Avolta AG	162,976	8,591,120
Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA Series A	1,001,855	198,172,641
Swatch Group AG/The (b)	53,354	11,150,278
Swatch Group AG/The (b)	1,488	62,940
		209,385,859
TOTAL CONSUMER DISCRETIONARY		217,976,979

Consumer Staples - 0.1%
Food Products - 0.1%
Barry Callebaut AG (b)	6,664	8,661,751
Chocoladefabriken Lindt & Spruengli AG	202	30,924,386
Chocoladefabriken Lindt & Spruengli AG	1,731	26,607,605
		66,193,742
Financials - 1.0%
Banks - 0.0%
Banque Cantonale Vaudoise	55,540	6,439,120
Capital Markets - 0.5%
Julius Baer Group Ltd	383,702	25,903,171
Partners Group Holding AG	42,277	51,609,723
UBS Group AG	5,919,623	226,045,374
		303,558,268
Insurance - 0.5%
Baloise Holding AG	75,813	18,784,855
Helvetia Holding AG	69,016	16,929,181
Swiss Life Holding AG	53,412	57,901,993
Zurich Insurance Group AG	272,129	189,257,947
		282,873,976
TOTAL FINANCIALS		592,871,364

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	94,561	25,686,281
Straumann Holding AG	208,129	26,162,181
		51,848,462
Life Sciences Tools & Services - 0.1%
Lonza Group AG	131,112	90,291,731
Pharmaceuticals - 0.2%
Galderma Group AG	288,205	53,182,283
Sandoz Group AG	778,571	51,759,613
		104,941,896
TOTAL HEALTH CARE		247,082,089

Industrials - 0.6%
Building Products - 0.1%
Belimo Holding AG	18,240	19,628,257
Geberit AG	62,769	45,784,906
		65,413,163
Electrical Equipment - 0.4%
ABB Ltd	2,923,477	217,353,344
Machinery - 0.1%
Schindler Holding AG	75,440	26,810,612
Schindler Holding AG	44,109	14,881,135
VAT Group AG (d)(e)	49,962	21,747,982
		63,439,729
Marine Transportation - 0.0%
Kuehne + Nagel International AG	88,964	17,024,487
Professional Services - 0.0%
SGS SA	303,533	34,179,758
TOTAL INDUSTRIALS		397,410,481

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	283,603	34,071,125
Materials - 0.3%
Chemicals - 0.3%
DSM-Firmenich AG	347,711	28,341,566
EMS-Chemie Holding AG	13,075	8,944,128
Givaudan SA	17,220	70,570,438
Sika AG	284,384	55,735,811
		163,591,943
Containers & Packaging - 0.0%
SIG Group AG	574,443	6,406,494
TOTAL MATERIALS		169,998,437

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	147,597	20,963,451
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	39,023	8,723,501
TOTAL SWITZERLAND		1,790,635,531
TAIWAN - 6.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	7,092,400	30,184,078
Entertainment - 0.0%
International Games System Co Ltd	422,000	9,871,986
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	3,318,000	9,971,896
Taiwan Mobile Co Ltd	3,285,400	11,688,586
		21,660,482
TOTAL COMMUNICATION SERVICES		61,716,546

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	3,249,513	3,367,973
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	322,000	3,870,947
Specialty Retail - 0.0%
Hotai Motor Co Ltd	567,180	10,430,303
Textiles, Apparel & Luxury Goods - 0.0%
Eclat Textile Co Ltd	349,420	4,660,371
Feng TAY Enterprise Co Ltd	906,710	3,594,081
		8,254,452
TOTAL CONSUMER DISCRETIONARY		25,923,675

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	1,069,000	8,283,725
Food Products - 0.1%
Uni-President Enterprises Corp	8,941,620	22,863,913
TOTAL CONSUMER STAPLES		31,147,638

Financials - 0.6%
Banks - 0.3%
Chang Hwa Commercial Bank Ltd	12,101,697	7,785,223
CTBC Financial Holding Co Ltd	31,129,255	42,327,616
E.Sun Financial Holding Co Ltd	27,104,660	26,199,351
First Financial Holding Co Ltd	21,345,513	19,800,325
Hua Nan Financial Holdings Co Ltd	16,892,522	16,026,436
Mega Financial Holding Co Ltd	22,125,131	29,042,020
Shanghai Commercial & Savings Bank Ltd/The	7,227,811	9,299,542
SinoPac Financial Holdings Co Ltd	22,959,455	19,134,122
Taiwan Business Bank	13,699,971	6,832,626
Taiwan Cooperative Financial Holding Co Ltd	20,367,430	15,716,631
TS Financial Holding Co Ltd	39,455,046	23,971,972
		216,135,864
Financial Services - 0.1%
Chailease Holding Co Ltd	2,877,726	9,630,443
Yuanta Financial Holding Co Ltd	19,970,606	22,385,662
		32,016,105
Insurance - 0.2%
Cathay Financial Holding Co Ltd	17,782,184	36,976,404
Fubon Financial Holding Co Ltd	15,667,664	46,425,725
KGI Financial Holding Co Ltd	30,200,477	15,601,650
		99,003,779
TOTAL FINANCIALS		347,155,748

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	559,304	9,049,756
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (c)	1,877,000	9,178,260
TOTAL HEALTH CARE		18,228,016

Industrials - 0.1%
Electrical Equipment - 0.0%
Fortune Electric Co Ltd	291,460	6,770,872
Voltronic Power Technology Corp	128,000	5,032,166
		11,803,038
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	5,365,032	4,619,317
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	2,021,221	12,707,332
Wan Hai Lines Ltd	1,277,050	3,406,518
Yang Ming Marine Transport Corp	3,155,000	5,894,226
		22,008,076
Passenger Airlines - 0.0%
China Airlines Ltd	5,210,000	3,385,535
Eva Airways Corp	5,133,000	6,037,254
		9,422,789
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	3,619,000	3,215,922
TOTAL INDUSTRIALS		51,069,142

Information Technology - 5.2%
Communications Equipment - 0.0%
Accton Technology Corp	939,000	32,949,509
Electronic Equipment, Instruments & Components - 0.7%
AUO Corp	11,429,600	4,511,977
Chunghwa Picture Tubes Ltd (c)(f)	551	0
Delta Electronics Inc	3,632,383	117,428,719
E Ink Holdings Inc	1,610,000	11,089,739
Elite Material Co Ltd	548,000	24,214,699
Hon Hai Precision Industry Co Ltd	23,304,593	194,974,746
Innolux Corp	14,327,805	6,191,429
Largan Precision Co Ltd	187,000	13,457,827
Lotes Co Ltd	155,000	6,949,769
Synnex Technology International Corp	2,252,920	4,157,705
Unimicron Technology Corp	2,433,000	12,924,670
Wpg Holding Co Ltd	2,915,378	5,711,784
Yageo Corp	3,132,728	25,344,378
Zhen Ding Technology Holding Ltd	1,257,230	6,658,278
		433,615,720
Semiconductors & Semiconductor Equipment - 4.1%
Alchip Technologies Ltd	143,000	16,238,385
ASE Technology Holding Co Ltd	6,190,943	49,472,709
eMemory Technology Inc	119,000	7,694,132
Global Unichip Corp	164,000	8,152,577
Globalwafers Co Ltd	495,000	8,170,122
Jentech Precision Industrial Co Ltd	159,000	11,003,639
MediaTek Inc	2,836,989	120,750,393
Novatek Microelectronics Corp	1,075,000	13,726,525
Realtek Semiconductor Corp	913,744	15,289,433
Taiwan Semiconductor Manufacturing Co Ltd	45,912,000	2,217,620,755
United Microelectronics Corp	21,089,000	31,810,898
Vanguard International Semiconductor Corp	2,029,334	6,375,872
		2,506,305,440
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	5,298,060	5,172,744
Advantech Co Ltd	893,303	9,099,048
Asia Vital Components Co Ltd	613,000	28,381,474
Asustek Computer Inc	1,316,422	29,811,753
Catcher Technology Co Ltd	1,038,000	6,694,490
Compal Electronics Inc	7,881,394	8,463,190
Gigabyte Technology Co Ltd	1,009,000	9,195,675
Inventec Corp	5,081,209	7,577,734
King Slide Works Co Ltd	106,000	14,154,916
Lite-On Technology Corp	3,943,053	22,996,232
Micro-Star International Co Ltd	1,300,000	4,625,056
Pegatron Corp	3,749,652	9,039,709
Quanta Computer Inc	5,042,000	49,227,403
Wistron Corp	5,577,000	27,270,729
Wiwynn Corp	208,000	29,498,993
		261,209,146
TOTAL INFORMATION TECHNOLOGY		3,234,079,815

Materials - 0.1%
Chemicals - 0.1%
Formosa Chemicals & Fibre Corp	6,583,620	6,246,075
Formosa Plastics Corp	7,140,640	8,839,378
Nan Ya Plastics Corp	9,623,980	12,976,646
		28,062,099
Construction Materials - 0.0%
Asia Cement Corp	4,345,785	5,125,479
TCC Group Holdings Co Ltd	12,755,302	9,158,885
		14,284,364
Metals & Mining - 0.0%
China Steel Corp	22,006,421	13,299,091
TOTAL MATERIALS		55,645,554

TOTAL TAIWAN		3,824,966,134
THAILAND - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL (c)	8,968,153	3,154,487
True Corp PCL depository receipt (c)	9,881,005	3,445,090
		6,599,577
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	834,600	7,776,896
Advanced Info Service PCL depository receipt	1,117,500	10,412,990
		18,189,886
TOTAL COMMUNICATION SERVICES		24,789,463

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	2,307,541	1,637,564
Minor International PCL depository receipt	3,827,082	2,715,917
		4,353,481
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
CP ALL PCL	4,316,600	6,126,615
CP ALL PCL depository receipt	5,831,300	8,276,452
CP AXTRA PCL	437,900	264,821
CP AXTRA PCL depository receipt	3,176,417	1,920,943
		16,588,831
Food Products - 0.0%
Charoen Pokphand Foods PCL	3,352,740	2,182,746
Charoen Pokphand Foods PCL depository receipt	3,557,900	2,316,313
		4,499,059
TOTAL CONSUMER STAPLES		21,087,890

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PTT Exploration & Production PCL	1,179,651	3,894,558
PTT Exploration & Production PCL depository receipt	1,431,900	4,727,347
PTT PCL	7,492,700	7,108,934
PTT PCL depository receipt	11,202,000	10,628,248
		26,359,087
Financials - 0.0%
Banks - 0.0%
Kasikornbank PCL depository receipt	1,098,700	6,322,356
Krung Thai Bank PCL	1,971,475	1,657,596
Krung Thai Bank PCL depository receipt	4,548,600	3,824,417
SCB X PCL	400,400	1,618,402
SCB X PCL depository receipt	1,184,800	4,788,917
TMBThanachart Bank PCL depository receipt	42,268,100	2,412,711
		20,624,399
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Dusit Medical Services PCL	7,967,500	4,646,274
Bangkok Dusit Medical Services PCL depository receipt	13,005,900	7,584,434
Bumrungrad Hospital Pcl	333,600	1,770,417
Bumrungrad Hospital Pcl depository receipt	765,300	4,061,450
		18,062,575
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	2,800,600	3,564,479
Airports of Thailand PCL depository receipt	5,218,300	6,641,619
		10,206,098
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL	2,208,300	14,785,594
Delta Electronics Thailand PCL depository receipt	3,607,200	24,151,880
		38,937,474
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The	548,850	3,454,656
Siam Cement PCL/The depository receipt	919,100	5,785,140
		9,239,796
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	1,561,300	2,589,320
Central Pattana PCL depository receipt	2,091,300	3,468,293
		6,057,613
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Gulf Development PCL	2,437,575	3,328,068
Gulf Development PCL depository receipt	5,877,167	8,024,210
		11,352,278
TOTAL THAILAND		191,070,154
TURKEY - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	2,236,389	5,301,945
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	1,297,311	3,061,733
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	849,901	10,893,057
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	1,775,520	8,342,673
Financials - 0.0%
Banks - 0.0%
Akbank TAS	5,797,490	8,381,780
Haci Omer Sabanci Holding AS	2,136,886	4,143,793
Turkiye Is Bankasi AS Class C	16,155,948	4,859,769
Yapi ve Kredi Bankasi AS (c)	6,265,574	5,006,023
		22,391,365
Industrials - 0.1%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	2,571,574	12,450,004
Industrial Conglomerates - 0.0%
KOC Holding AS	1,399,459	5,710,448
Passenger Airlines - 0.0%
Turk Hava Yollari AO	1,024,608	7,102,136
TOTAL INDUSTRIALS		25,262,588

Materials - 0.0%
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	6,697,342	4,376,348
TOTAL TURKEY		79,629,709
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	6,535,248	34,518,251
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	5,409,392	3,078,079
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	6,003,432	5,867,850
TOTAL CONSUMER DISCRETIONARY		8,945,929

Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	6,011,277	9,132,421
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Gas PLC	11,436,904	10,867,231
TOTAL ENERGY		19,999,652

Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	5,428,225	21,311,209
Abu Dhabi Islamic Bank PJSC	2,686,466	15,447,573
Dubai Islamic Bank PJSC	5,378,612	13,911,655
Emirates NBD Bank PJSC	3,547,286	27,138,604
First Abu Dhabi Bank PJSC	8,274,646	39,289,897
		117,098,938
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Multiply Group PJSC (c)	6,194,257	5,025,630
Transportation Infrastructure - 0.0%
Salik Co PJSC	3,405,963	5,545,313
TOTAL INDUSTRIALS		10,570,943

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	7,247,267	17,758,315
Emaar Development PJSC	1,920,662	7,791,520
Emaar Properties PJSC	12,424,249	48,033,416
		73,583,251
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	11,170,939	8,455,114
TOTAL UNITED ARAB EMIRATES		273,172,078
UNITED KINGDOM - 6.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	11,140,479	27,184,972
Interactive Media & Services - 0.0%
Auto Trader Group PLC (d)(e)	1,628,151	16,703,347
Media - 0.1%
Informa PLC	2,436,427	30,976,705
WPP PLC	2,014,849	7,613,457
		38,590,162
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	35,561,908	43,050,357
Vodafone Group PLC ADR	85,822	1,034,155
		44,084,512
TOTAL COMMUNICATION SERVICES		126,562,993

Consumer Discretionary - 0.4%
Broadline Retail - 0.1%
Next PLC	217,728	40,902,187
Diversified Consumer Services - 0.0%
Pearson PLC	910,075	12,666,450
Pearson PLC ADR (b)	187,110	2,602,700
		15,269,150
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	3,163,218	104,702,012
Entain PLC	1,133,949	11,804,136
InterContinental Hotels Group PLC	274,193	33,075,156
Whitbread PLC	328,290	12,494,024
		162,075,328
Household Durables - 0.0%
Barratt Redrow PLC	2,566,075	12,685,271
Specialty Retail - 0.0%
JD Sports Fashion PLC	4,683,487	5,733,082
Kingfisher PLC	3,287,903	13,334,367
		19,067,449
TOTAL CONSUMER DISCRETIONARY		249,999,385

Consumer Staples - 1.4%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	428,779	38,088,439
Diageo PLC	4,145,943	95,363,966
		133,452,405
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	3,229,867	14,494,349
Marks & Spencer Group PLC	3,790,799	19,810,038
Tesco PLC	12,240,782	73,869,125
		108,173,512
Food Products - 0.0%
Associated British Foods PLC	602,922	18,177,745
Household Products - 0.2%
Reckitt Benckiser Group PLC	1,266,275	96,856,212
Personal Care Products - 0.4%
Unilever PLC	4,569,099	274,165,933
Tobacco - 0.4%
British American Tobacco PLC	3,878,367	198,632,695
Imperial Brands PLC	1,446,380	57,470,947
		256,103,642
TOTAL CONSUMER STAPLES		886,929,449

Financials - 2.2%
Banks - 1.6%
Barclays PLC	26,387,532	141,532,779
HSBC Holdings PLC	32,516,562	455,214,038
Lloyds Banking Group PLC	111,778,775	131,059,445
NatWest Group PLC	15,047,783	115,845,614
Standard Chartered PLC	3,687,632	75,696,948
		919,348,824
Capital Markets - 0.4%
3i Group PLC	1,813,942	104,973,948
London Stock Exchange Group PLC	885,732	110,385,562
Schroders PLC	1,320,793	6,583,067
		221,942,577
Financial Services - 0.0%
M&G PLC	4,286,525	14,826,970
Wise PLC Class A (c)	1,242,624	15,777,486
		30,604,456
Insurance - 0.2%
Admiral Group PLC	486,057	20,918,344
Aviva PLC	5,694,934	50,020,873
Legal & General Group PLC	10,747,458	33,574,829
Phoenix Group Holdings PLC	1,319,760	11,685,601
		116,199,647
TOTAL FINANCIALS		1,288,095,504

Health Care - 0.8%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC	1,552,286	28,664,555
Pharmaceuticals - 0.8%
Astrazeneca PLC	2,889,627	476,640,087
Hikma Pharmaceuticals PLC	312,074	7,539,378
		484,179,465
TOTAL HEALTH CARE		512,844,020

Industrials - 1.2%
Aerospace & Defense - 0.7%
BAE Systems PLC	5,614,077	138,294,296
Melrose Industries PLC	2,374,960	19,518,625
Rolls-Royce Holdings PLC	15,750,529	242,381,895
		400,194,816
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	4,715,693	26,320,419
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	4,999,223	33,152,224
DCC PLC (b)	185,641	12,218,217
Metlen Energy & Metals PLC (Greece)	188,651	9,567,737
Smiths Group PLC	626,679	20,729,893
		75,668,071
Machinery - 0.0%
Spirax Group PLC	137,637	12,828,734
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA (Spain)	2,291,467	12,582,959
Professional Services - 0.3%
Intertek Group PLC	295,057	19,632,770
RELX PLC	3,421,706	151,227,074
		170,859,844
Trading Companies & Distributors - 0.1%
Ashtead Group PLC	796,056	53,062,815
Bunzl PLC	611,862	18,583,928
		71,646,743
TOTAL INDUSTRIALS		770,101,586

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	711,035	33,122,714
Software - 0.0%
Sage Group PLC/The	1,812,197	27,365,953
TOTAL INFORMATION TECHNOLOGY		60,488,667

Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc (South Africa)	938,610	65,021,920
Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	1,323,344	10,804,635
Industrial REITs - 0.1%
Segro PLC	2,402,893	22,014,690
TOTAL REAL ESTATE		32,819,325

Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	2,064,867	52,019,803
Multi-Utilities - 0.3%
Centrica PLC	9,113,217	21,465,855
National Grid PLC	9,127,977	136,865,915
		158,331,770
Water Utilities - 0.0%
Severn Trent PLC	503,538	18,396,255
United Utilities Group PLC	1,269,478	20,020,898
		38,417,153
TOTAL UTILITIES		248,768,726

TOTAL UNITED KINGDOM		4,241,631,575
UNITED STATES - 6.0%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (c)	285,005	186,769,477
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Stellantis NV (Italy)	3,759,956	38,043,091
Consumer Staples - 0.8%
Food Products - 0.8%
JBS NV Class A	687,091	9,076,472
Nestle SA	4,802,674	458,888,108
		467,964,580
Energy - 1.0%
Energy Equipment & Services - 0.0%
Tenaris SA	708,259	14,076,561
Oil, Gas & Consumable Fuels - 1.0%
BP PLC	29,544,657	173,096,565
BP PLC ADR	2,587	90,881
Shell PLC	10,981,061	411,673,667
		584,861,113
TOTAL ENERGY		598,937,674

Financials - 0.2%
Insurance - 0.2%
Aegon Ltd	2,527,042	19,257,902
Swiss Re AG	558,358	101,715,170
		120,973,072
Health Care - 2.6%
Biotechnology - 0.2%
BeOne Medicines Ltd H Shares (c)	1,592,618	38,080,757
CSL Ltd	902,654	105,191,985
Legend Biotech Corp ADR (c)	136,949	4,437,147
		147,709,889
Health Care Equipment & Supplies - 0.1%
Alcon AG	931,032	69,183,863
Life Sciences Tools & Services - 0.0%
QIAGEN NV (Germany)	399,439	18,766,448
Pharmaceuticals - 2.3%
GSK PLC	7,616,366	178,325,435
Haleon PLC	16,771,087	77,989,445
Novartis AG	3,541,177	438,261,979
Roche Holding AG	1,308,560	423,869,319
Roche Holding AG	59,580	20,122,826
Sanofi SA	2,062,559	208,654,339
		1,347,223,343
TOTAL HEALTH CARE		1,582,883,543

Industrials - 0.8%
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	452,468	19,782,067
Construction & Engineering - 0.1%
Ferrovial SE (b)	948,677	58,173,804
Ferrovial SE rights (b)(c)(g)	948,677	521,486
		58,695,290
Electrical Equipment - 0.6%
Schneider Electric SE	1,020,896	290,883,835
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	5,103	10,522,705
AP Moller - Maersk A/S Series B	7,721	15,873,823
		26,396,528
Professional Services - 0.1%
Experian PLC	1,711,792	79,846,879
TOTAL INDUSTRIALS		475,604,599

Information Technology - 0.0%
Software - 0.0%
CyberArk Software Ltd (c)	88,885	46,289,530
Monday.com Ltd (c)	75,816	15,560,476
		61,850,006
Materials - 0.3%
Construction Materials - 0.3%
Amrize Ltd	952,653	49,103,506
Holcim AG	951,831	84,618,952
James Hardie Industries PLC depository receipt (b)(c)	1,079,640	22,753,416
		156,475,874
TOTAL UNITED STATES		3,689,501,916
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (c)	1,323,182	27,472,147
TOTAL COMMON STOCKS (Cost $41,025,534,260)		60,365,309,101

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	845,601	12,350,561
FRANCE - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Air Liquide SA	51,490	9,965,319
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	102,465	8,863,877
Dr Ing hc F Porsche AG (d)(e)	213,154	11,152,418
Porsche Automobil Holding SE	287,704	11,431,481
Volkswagen AG	380,428	39,616,550
		71,064,326
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	312,773	25,329,981
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	48,892	13,418,212
TOTAL GERMANY		109,812,519
INDIA - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
TVS Motor Co Ltd 6% (f)	1,784,272	0
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	43,457	6,597,938
Hyundai Motor Co Series 2	68,080	10,479,269
		17,077,207
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Amorepacific Corp	7,985	229,338
LG H&H Co Ltd	1,539	125,768
		355,106
Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co Ltd	1,570,375	92,733,058
TOTAL KOREA (SOUTH)		110,165,371
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (c)(f)	8,898,217	1
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $230,278,412)		242,293,771

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (i) (Cost $37,251,833)	4.15	37,303,000	37,262,972

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.18	983,482,155	983,678,851
Fidelity Securities Lending Cash Central Fund (j)(k)	4.18	1,414,244,525	1,414,385,949
TOTAL MONEY MARKET FUNDS (Cost $2,398,064,672)			2,398,064,800

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $43,691,129,177)	63,042,930,644
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(1,254,155,767)
NET ASSETS - 100.0%	61,788,774,877

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	5,179	12/19/2025	726,898,545	4,702,376	4,702,376
ICE MSCI Emerging Markets Index Contracts (United States)	5,217	12/19/2025	367,172,460	14,266,505	14,266,505
TME S&P/TSX 60 Index Contracts (Canada)	381	12/18/2025	96,793,640	2,147,056	2,147,056

TOTAL FUTURES CONTRACTS					21,115,937
The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,400,784,760 or 2.3% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,403,742,116 or 2.3% of net assets.

(f)	Level 3 security.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $37,262,972.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	559,242,898	11,802,581,036	11,378,150,766	44,134,778	5,683	-	983,678,851	983,482,155	1.8%
Fidelity Securities Lending Cash Central Fund	1,104,997,173	10,377,902,332	10,068,513,556	9,140,143	-	-	1,414,385,949	1,414,244,525	5.5%
Total	1,664,240,071	22,180,483,368	21,446,664,322	53,274,921	5,683	-	2,398,064,800

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	3,724,220,250	1,220,103,413	2,504,116,837	-
Consumer Discretionary	6,165,919,329	2,969,485,309	3,196,434,020	-
Consumer Staples	3,630,350,311	1,786,279,665	1,844,070,646	-
Energy	2,705,897,726	1,666,819,478	1,039,078,231	17
Financials	14,791,613,199	9,386,600,939	5,405,012,258	2
Health Care	4,614,927,439	1,679,924,419	2,906,603,916	28,399,104
Industrials	8,952,040,701	5,160,136,617	3,780,787,098	11,116,986
Information Technology	9,029,948,281	4,769,764,353	4,260,183,926	2
Materials	3,925,146,062	2,460,808,941	1,464,337,119	2
Real Estate	942,913,037	868,979,543	73,933,494	-
Utilities	1,882,332,766	1,031,370,726	850,962,034	6

Non-Convertible Preferred Stocks
Consumer Discretionary	88,141,533	25,941,084	62,200,449	-
Consumer Staples	25,685,087	25,685,087	-	-
Energy	1	-	-	1
Financials	12,350,561	12,350,561	-	-
Health Care	13,418,212	13,418,212	-	-
Information Technology	92,733,058	92,733,058	-	-
Materials	9,965,319	-	9,965,319	-

U.S. Treasury Obligations	37,262,972	-	37,262,972	-

Money Market Funds	2,398,064,800	2,398,064,800	-	-
Total Investments in Securities:	63,042,930,644	35,568,466,205	27,434,948,319	39,516,120
Derivative Instruments:

Assets
Futures Contracts	21,115,937	21,115,937	-	-
Total Assets	21,115,937	21,115,937	-	-
Total Derivative Instruments:	21,115,937	21,115,937	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	21,115,937	-
Total Equity Risk	21,115,937	-
Total Value of Derivatives	21,115,937	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $1,339,700,244) - See accompanying schedule:
Unaffiliated issuers (cost $41,293,064,505)	$60,644,865,844
Fidelity Central Funds (cost $2,398,064,672)	2,398,064,800

Total Investment in Securities (cost $43,691,129,177)		$63,042,930,644
Segregated cash with brokers for derivative instruments		2,092,021
Cash		5,950
Foreign currency held at value (cost $102,604,933)		102,619,391
Receivable for fund shares sold		124,099,014
Dividends receivable		101,570,871
Reclaims receivable		104,591,578
Distributions receivable from Fidelity Central Funds		4,429,704
Other receivables		465,844
Total assets		63,482,805,017
Liabilities
Payable for investments purchased
Regular delivery	$4,941,401
Delayed delivery	521,487
Payable for fund shares redeemed	117,743,124
Payable for daily variation margin on futures contracts	2,556,571
Deferred taxes	152,426,381
Other payables and accrued expenses	1,435,346
Collateral on securities loaned	1,414,405,830
Total liabilities		1,694,030,140
Net Assets		$61,788,774,877
Net Assets consist of:
Paid in capital		$44,529,702,512
Total accumulated earnings (loss)		17,259,072,365
Net Assets		$61,788,774,877
Net Asset Value, offering price and redemption price per share ($61,788,774,877 ÷ 3,372,473,903 shares)		$18.32
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$1,626,161,533
Interest		2,316,095
Income from Fidelity Central Funds (including $9,140,143 from security lending)		53,274,921
Income before foreign taxes withheld		$1,681,752,549
Less foreign taxes withheld		(132,427,150)
Total income		1,549,325,399
Expenses
Custodian fees and expenses	$5,656,079
Independent trustees' fees and expenses	129,147
Interest	183,295
Total expenses before reductions	5,968,521
Expense reductions	(21,194)
Total expenses after reductions		5,947,327
Net Investment income (loss)		1,543,378,072
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $9,797,143)	(933,581,072)
Fidelity Central Funds	5,683
Foreign currency transactions	5,725,487
Futures contracts	135,035,521
Total net realized gain (loss)		(792,814,381)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $8,284,399)	11,747,884,015
Affiliated issuers	(466,605)
Assets and liabilities in foreign currencies	8,276,512
Futures contracts	27,242,733
Total change in net unrealized appreciation (depreciation)		11,782,936,655
Net gain (loss)		10,990,122,274
Net increase (decrease) in net assets resulting from operations		$12,533,500,346
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,543,378,072	$1,324,761,851
Net realized gain (loss)	(792,814,381)	(472,099,121)
Change in net unrealized appreciation (depreciation)	11,782,936,655	7,962,789,569
Net increase (decrease) in net assets resulting from operations	12,533,500,346	8,815,452,299
Distributions to shareholders	(1,457,359,215)	(1,183,731,202)

Share transactions
Proceeds from sales of shares	9,710,408,073	8,712,520,722
Reinvestment of distributions	1,457,359,215	1,183,731,202
Cost of shares redeemed	(9,892,877,101)	(4,582,120,737)

Net increase (decrease) in net assets resulting from share transactions	1,274,890,187	5,314,131,187
Total increase (decrease) in net assets	12,351,031,318	12,945,852,284

Net Assets
Beginning of period	49,437,743,559	36,491,891,275
End of period	$61,788,774,877	$49,437,743,559

Other Information
Shares
Sold	616,980,758	604,012,356
Issued in reinvestment of distributions	99,750,802	89,540,938
Redeemed	(633,889,326)	(315,465,868)
Net increase (decrease)	82,842,234	378,087,426

Financial Highlights
Fidelity® Series Global ex U.S. Index Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.03	$12.53	$11.43	$15.55	$12.23
Income from Investment Operations
Net investment income (loss) A,B	.45	.42	.41	.42	.38
Net realized and unrealized gain (loss)	3.26	2.48	1.03	(4.15)	3.18
Total from investment operations	3.71	2.90	1.44	(3.73)	3.56
Distributions from net investment income	(.42)	(.40)	(.34)	(.39)	(.24)
Total distributions	(.42)	(.40)	(.34)	(.39)	(.24)
Net asset value, end of period	$18.32	$15.03	$12.53	$11.43	$15.55
Total Return C	25.42%	23.60%	12.62%	(24.57)%	29.34%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.01%	.01%	.02%	.02%	.02%
Expenses net of fee waivers, if any	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions, if any	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	2.84%	2.94%	3.11%	3.11%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$61,788,775	$49,437,744	$36,491,891	$29,886,480	$30,864,862
Portfolio turnover rate F	8%	3%	6%	4%	5% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Fund did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Series Global ex U.S. Index Fund	$453,839

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$21,529,777,277
Gross unrealized depreciation	(3,031,172,674)
Net unrealized appreciation (depreciation)	$18,498,604,603
Tax Cost	$44,544,326,041

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,686,982,197
Capital loss carryforward	$(2,779,034,280)
Net unrealized appreciation (depreciation) on securities and other investments	$18,503,550,828

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(404,379,304)
Long-term	(2,374,654,976)
Total capital loss carryforward	$(2,779,034,280)

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$ 1,457,359,215	$ 1,183,731,202

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Global ex U.S. Index Fund	6,247,876,559	3,982,853,870
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Global ex U.S. Index Fund	Borrower	239,595,833	4.59%	183,295

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Global ex U.S. Index Fund	969,689	2	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $21,194.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders Fidelity Series Global ex U.S. Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series Global ex U.S. Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 10, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $62,590,064 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 60.72% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.4310 and $0.0276 for the dividend paid December 16, 2024.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Global ex U.S. Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the fund's Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.013% through February 28, 2028.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the lineup of the Fidelity funds; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.899279.116
SGX-ANN-1225
Fidelity® SAI Emerging Markets Low Volatility Index Fund
Fidelity® SAI International Low Volatility Index Fund
Fidelity® SAI U.S. Low Volatility Index Fund

Annual Report
October 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). A fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Emerging Markets Low Volatility Index Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
BRAZIL - 1.3%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Telefonica Brasil SA	3,300,160	19,653,924
Industrials - 0.6%
Ground Transportation - 0.6%
Rumo SA	5,120,400	15,151,956
TOTAL BRAZIL		34,805,880
CHILE - 0.2%
Financials - 0.2%
Banks - 0.2%
Banco de Chile	33,439,088	5,868,293
CHINA - 24.2%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
China Tower Corp Ltd H Shares (b)(c)	19,673,200	28,431,712
Consumer Discretionary - 0.9%
Automobiles - 0.2%
SAIC Motor Corp Ltd A Shares (China)	2,293,700	5,359,293
Household Durables - 0.7%
Gree Electric Appliances Inc of Zhuhai A Shares (China)	1,888,700	10,548,209
Haier Smart Home Co Ltd H Shares	2,253,400	7,319,407
		17,867,616
TOTAL CONSUMER DISCRETIONARY		23,226,909

Consumer Staples - 0.8%
Food Products - 0.4%
Want Want China Holdings Ltd	17,914,000	11,572,962
Personal Care Products - 0.4%
Hengan International Group Co Ltd	2,743,500	9,610,397
TOTAL CONSUMER STAPLES		21,183,359

Energy - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
China Petroleum & Chemical Corp H Shares	64,716,000	34,396,160
China Shenhua Energy Co Ltd H Shares	8,638,000	44,976,672
		79,372,832
Financials - 13.7%
Banks - 12.0%
Agricultural Bank of China Ltd A Shares (China)	1,079,700	1,207,521
Agricultural Bank of China Ltd H Shares	59,620,000	45,421,547
Bank of China Ltd A Shares (China)	26,653,400	21,008,454
Bank of China Ltd H Shares	66,234,000	37,504,373
Bank of Communications Co Ltd A Shares (China)	13,240,900	13,357,358
Bank of Communications Co Ltd H Shares	42,266,000	37,530,857
China CITIC Bank Corp Ltd H Shares	38,270,000	36,494,289
China Construction Bank Corp H Shares	38,139,000	37,759,201
China Minsheng Banking Corp Ltd H Shares	27,705,000	14,190,231
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	3,054,200	2,969,492
Industrial & Commercial Bank of China Ltd A Shares (China)	34,094,600	37,268,664
Industrial & Commercial Bank of China Ltd H Shares	51,004,000	39,513,816
		324,225,803
Insurance - 1.7%
PICC Property & Casualty Co Ltd H Shares	18,814,000	44,453,100
TOTAL FINANCIALS		368,678,903

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	526,504	1,949,960
Industrials - 1.2%
Construction & Engineering - 0.3%
China Railway Group Ltd H Shares	17,731,000	8,990,373
Ground Transportation - 0.7%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	16,559,600	12,075,242
Daqin Railway Co Ltd A Shares (China)	6,792,875	5,468,734
		17,543,976
Transportation Infrastructure - 0.2%
Jiangsu Expressway Co Ltd A Shares (China)	540,800	1,043,244
Shanghai International Port Group Co Ltd A Shares (China)	4,956,400	3,885,789
		4,929,033
TOTAL INDUSTRIALS		31,463,382

Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.2%
China Railway Signal & Communication Corp Ltd A Shares (China)	2,134,952	1,592,800
China Railway Signal & Communication Corp Ltd H Shares (b)(c)	7,377,000	3,237,296
		4,830,096
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	210,759	8,272,351
Hygon Information Technology Co Ltd A Shares (China)	340,573	10,973,615
NAURA Technology Group Co Ltd A Shares (China)	243,215	13,909,668
		33,155,634
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd	436,000	637,401
TOTAL INFORMATION TECHNOLOGY		38,623,131

Utilities - 2.2%
Independent Power and Renewable Electricity Producers - 2.2%
CGN Power Co Ltd A Shares (China)	6,717,500	3,718,626
CGN Power Co Ltd H Shares (b)(c)	47,054,000	18,650,716
China Three Gorges Renewables Group Co Ltd A Shares (China)	9,663,800	5,770,527
China Yangtze Power Co Ltd A Shares (China)	8,253,772	32,586,477
		60,726,346
TOTAL CHINA		653,656,534
INDIA - 18.6%
Communication Services - 1.4%
Wireless Telecommunication Services - 1.4%
Bharti Airtel Ltd	1,680,104	38,886,652
Consumer Discretionary - 4.4%
Automobiles - 3.2%
Maruti Suzuki India Ltd	250,764	45,725,975
TVS Motor Co Ltd	1,001,364	39,581,883
		85,307,858
Textiles, Apparel & Luxury Goods - 1.2%
Titan Co Ltd	782,731	33,038,452
TOTAL CONSUMER DISCRETIONARY		118,346,310

Consumer Staples - 2.5%
Food Products - 1.3%
Nestle India Ltd	2,496,695	35,766,320
Personal Care Products - 1.2%
Hindustan Unilever Ltd	1,141,726	31,712,110
TOTAL CONSUMER STAPLES		67,478,430

Health Care - 2.8%
Pharmaceuticals - 2.8%
Cipla Ltd/India	1,643,988	27,805,094
Dr Reddy's Laboratories Ltd	2,248,865	30,261,203
Sun Pharmaceutical Industries Ltd	908,785	17,309,557
		75,375,854
Information Technology - 6.5%
IT Services - 6.5%
HCL Technologies Ltd	2,334,780	40,545,974
Infosys Ltd	2,270,902	37,840,645
Tata Consultancy Services Ltd	1,127,917	38,857,322
Tech Mahindra Ltd	2,340,035	37,550,226
Wipro Ltd	8,437,360	22,876,353
		177,670,520
Utilities - 1.0%
Electric Utilities - 1.0%
Power Grid Corp of India Ltd	8,586,614	27,873,968
TOTAL INDIA		505,631,734
INDONESIA - 1.7%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Telkom Indonesia Persero Tbk PT	95,943,400	18,558,779
Financials - 1.0%
Banks - 1.0%
Bank Central Asia Tbk PT	53,265,400	27,271,460
TOTAL INDONESIA		45,830,239
KOREA (SOUTH) - 7.1%
Communication Services - 0.1%
Media - 0.1%
Cheil Worldwide Inc	305,638	4,351,716
Consumer Discretionary - 2.0%
Automobile Components - 1.5%
Hyundai Mobis Co Ltd	184,166	40,717,894
Household Durables - 0.5%
Coway Co Ltd	223,309	13,936,696
TOTAL CONSUMER DISCRETIONARY		54,654,590

Consumer Staples - 1.6%
Food Products - 0.2%
NongShim Co Ltd	15,643	4,771,944
Tobacco - 1.4%
KT&G Corp	406,534	38,171,405
TOTAL CONSUMER STAPLES		42,943,349

Financials - 0.9%
Banks - 0.6%
Industrial Bank of Korea	1,109,368	15,003,627
Insurance - 0.3%
DB Insurance Co Ltd	109,213	9,689,075
TOTAL FINANCIALS		24,692,702

Information Technology - 2.5%
IT Services - 0.8%
Samsung SDS Co Ltd	159,837	20,465,255
Technology Hardware, Storage & Peripherals - 1.7%
Samsung Electronics Co Ltd	615,951	46,327,983
TOTAL INFORMATION TECHNOLOGY		66,793,238

TOTAL KOREA (SOUTH)		193,435,595
KUWAIT - 2.4%
Communication Services - 0.7%
Wireless Telecommunication Services - 0.7%
Mobile Telecommunications Co KSCP	10,402,025	18,006,439
Financials - 1.7%
Banks - 1.7%
Boubyan Bank KSCP	3,509,100	8,190,760
National Bank of Kuwait SAKP	11,409,925	39,055,978
		47,246,738
TOTAL KUWAIT		65,253,177
MALAYSIA - 4.2%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
CELCOMDIGI BHD	13,107,200	11,266,934
Consumer Staples - 0.2%
Food Products - 0.2%
PPB Group Bhd	2,304,800	6,130,723
Financials - 0.6%
Banks - 0.6%
Malayan Banking Bhd	5,629,716	13,267,741
Public Bank Bhd	1,744,600	1,757,930
		15,025,671
Health Care - 0.9%
Health Care Providers & Services - 0.9%
IHH Healthcare Bhd	13,020,800	25,649,857
Industrials - 0.4%
Marine Transportation - 0.4%
MISC Bhd	5,647,900	10,505,526
Utilities - 1.7%
Electric Utilities - 1.4%
Tenaga Nasional Bhd	11,541,600	36,598,006
Gas Utilities - 0.3%
Petronas Gas Bhd	2,030,200	8,968,171
TOTAL UTILITIES		45,566,177

TOTAL MALAYSIA		114,144,888
MEXICO - 0.3%
Consumer Staples - 0.3%
Household Products - 0.3%
Kimberly Clark DE Mexico Sab D Series A	4,878,900	9,443,456
PHILIPPINES - 0.5%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
PLDT Inc	364,485	6,943,755
Utilities - 0.2%
Electric Utilities - 0.2%
Manila Electric Co	622,300	6,200,794
TOTAL PHILIPPINES		13,144,549
QATAR - 2.1%
Financials - 1.9%
Banks - 1.9%
Al Rayan Bank	4,510,604	2,897,638
Qatar Islamic Bank QPSC	2,801,409	18,835,071
Qatar National Bank QPSC	5,590,314	28,389,153
		50,121,862
Utilities - 0.2%
Multi-Utilities - 0.2%
Qatar Electricity & Water Co QSC	1,379,852	5,821,073
TOTAL QATAR		55,942,935
RUSSIA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc (d)(e)	1,400	0
Phosagro Pjsc GDR (b)(d)(e)	3,774	0

TOTAL RUSSIA		0
SAUDI ARABIA - 8.3%
Communication Services - 1.6%
Diversified Telecommunication Services - 1.3%
Saudi Telecom Co	2,957,215	35,625,676
Wireless Telecommunication Services - 0.3%
Etihad Etisalat Co	445,634	8,050,477
TOTAL COMMUNICATION SERVICES		43,676,153

Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Aldrees Petroleum and Transport Services Co	29,538	1,207,417
Jarir Marketing Co	2,478,112	9,383,033
		10,590,450
Consumer Staples - 0.6%
Food Products - 0.6%
Almarai Co JSC	1,130,009	14,939,031
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Saudi Arabian Oil Co (b)(c)	6,037,375	41,694,801
Financials - 1.0%
Banks - 1.0%
Alinma Bank	3,791,844	26,186,908
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Mouwasat Medical Services Co	396,327	8,121,411
Information Technology - 0.9%
IT Services - 0.9%
Arabian Internet & Communications Services Co	100,732	6,763,277
Elm Co	70,289	17,739,524
		24,502,801
Materials - 1.5%
Chemicals - 1.5%
SABIC Agri-Nutrients Co	547,048	17,883,392
Saudi Basic Industries Corp	1,371,174	22,320,927
Yanbu National Petrochemical Co	139,205	1,280,584
		41,484,903
Utilities - 0.5%
Electric Utilities - 0.5%
Saudi Electricity Co	3,338,430	14,269,534
TOTAL SAUDI ARABIA		225,465,992
TAIWAN - 21.7%
Communication Services - 3.2%
Diversified Telecommunication Services - 1.4%
Chunghwa Telecom Co Ltd	9,052,000	38,523,810
Wireless Telecommunication Services - 1.8%
Far EasTone Telecommunications Co Ltd	7,452,000	22,396,192
Taiwan Mobile Co Ltd	7,381,000	26,259,650
		48,655,842
TOTAL COMMUNICATION SERVICES		87,179,652

Consumer Staples - 1.9%
Consumer Staples Distribution & Retail - 0.6%
President Chain Store Corp	2,368,000	18,349,730
Food Products - 1.3%
Uni-President Enterprises Corp	13,358,000	34,156,690
TOTAL CONSUMER STAPLES		52,506,420

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Formosa Petrochemical Corp	7,229,000	10,498,938
Financials - 5.7%
Banks - 5.7%
Chang Hwa Commercial Bank Ltd	34,236,888	22,025,160
Mega Financial Holding Co Ltd	27,408,797	35,977,497
Shanghai Commercial & Savings Bank Ltd/The	13,047,080	16,786,808
SinoPac Financial Holdings Co Ltd	39,211,447	32,678,329
Taichung Commercial Bank Co Ltd	17,264,038	12,003,718
Taichung Commercial Bank Co Ltd rights 12/8/2025 (e)	213,210	17,318
Taiwan Cooperative Financial Holding Co Ltd	47,182,192	36,408,378
		155,897,208
Industrials - 0.5%
Industrial Conglomerates - 0.2%
Far Eastern New Century Corp	5,863,000	5,048,070
Transportation Infrastructure - 0.3%
Taiwan High Speed Rail Corp	9,262,000	8,230,415
TOTAL INDUSTRIALS		13,278,485

Information Technology - 8.8%
Electronic Equipment, Instruments & Components - 1.8%
Lotes Co Ltd	384,000	17,217,493
Synnex Technology International Corp	5,555,000	10,251,608
Wpg Holding Co Ltd	7,079,000	13,869,118
Zhen Ding Technology Holding Ltd	1,661,000	8,796,640
		50,134,859
Semiconductors & Semiconductor Equipment - 0.5%
Chipbond Technology Corp	2,606,000	5,046,384
Radiant Opto-Electronics Corp	1,961,000	8,410,293
		13,456,677
Technology Hardware, Storage & Peripherals - 6.5%
Asustek Computer Inc	1,763,000	39,924,979
Catcher Technology Co Ltd	2,737,000	17,652,040
Chicony Electronics Co Ltd	2,820,000	11,911,105
Compal Electronics Inc	17,464,000	18,753,174
Inventec Corp	13,158,000	19,622,854
Lite-On Technology Corp	7,750,000	45,198,682
Pegatron Corp	8,645,000	20,841,478
		173,904,312
TOTAL INFORMATION TECHNOLOGY		237,495,848

Materials - 0.8%
Chemicals - 0.3%
Formosa Plastics Corp	7,533,000	9,325,079
Construction Materials - 0.5%
Asia Cement Corp	10,694,000	12,612,652
TOTAL MATERIALS		21,937,731

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Highwealth Construction Corp	7,609,869	9,642,760
TOTAL TAIWAN		588,437,042
THAILAND - 1.8%
Communication Services - 1.4%
Wireless Telecommunication Services - 1.4%
Advanced Info Service PCL	4,013,600	37,399,173
Advanced Info Service PCL	93,800	874,039
Advanced Info Service PCL depository receipt	89,300	832,107
		39,105,319
Health Care - 0.4%
Health Care Providers & Services - 0.4%
Bangkok Dusit Medical Services PCL	16,838,300	9,819,311
Bangkok Dusit Medical Services PCL	391,900	228,538
Bangkok Dusit Medical Services PCL depository receipt	384,700	224,339
		10,272,188
TOTAL THAILAND		49,377,507
UNITED ARAB EMIRATES - 4.5%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Emirates Telecommunications Group Co PJSC	5,713,670	30,178,793
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.3%
Americana Restaurants International PLC - Foreign Co	12,080,255	6,873,966
Specialty Retail - 0.4%
Abu Dhabi National Oil Co for Distribution PJSC	12,134,358	11,860,315
TOTAL CONSUMER DISCRETIONARY		18,734,281

Financials - 1.2%
Banks - 1.2%
Dubai Islamic Bank PJSC	12,217,362	31,599,924
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Salik Co PJSC	7,910,863	12,879,827
Utilities - 1.1%
Multi-Utilities - 1.1%
Dubai Electricity & Water Authority PJSC	37,782,397	28,596,922
TOTAL UNITED ARAB EMIRATES		121,989,747
TOTAL COMMON STOCKS (Cost $2,131,342,320)		2,682,427,568

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
INDIA - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
TVS Motor Co Ltd 6% (d) (Cost $0)	3,862,416	0

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (g) (Cost $828,862)	4.15	830,000	829,109

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $73,661,297)	4.18	73,646,568	73,661,297

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $2,205,832,479)	2,756,917,974
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(42,735,536)
NET ASSETS - 100.0%	2,714,182,438

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	445	12/19/2025	31,319,100	1,321,419	1,321,419

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $92,014,525 or 3.4% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $92,014,525 or 3.4% of net assets.

(d)	Level 3 security.
(e)	Non-income producing.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $829,109.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	335	561,106,761	487,445,679	1,702,397	(120)	-	73,661,297	73,646,568	0.1%
Fidelity Securities Lending Cash Central Fund	-	1,666,859	1,666,859	369	-	-	-	-	0.0%
Total	335	562,773,620	489,112,538	1,702,766	(120)	-	73,661,297

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	346,239,828	282,213,484	64,026,344	-
Consumer Discretionary	225,552,540	225,552,540	-	-
Consumer Staples	214,624,768	214,624,768	-	-
Energy	131,566,571	131,566,571	-	-
Financials	752,589,669	687,541,690	65,047,979	-
Health Care	121,369,270	91,108,067	30,261,203	-
Industrials	83,279,176	83,279,176	-	-
Information Technology	545,085,538	507,244,893	37,840,645	-
Materials	63,422,634	63,422,634	-	-
Real Estate	9,642,760	9,642,760	-	-
Utilities	189,054,814	189,054,814	-	-

Non-Convertible Preferred Stocks
Consumer Discretionary	-	-	-	-

U.S. Treasury Obligations	829,109	-	829,109	-

Money Market Funds	73,661,297	73,661,297	-	-
Total Investments in Securities:	2,756,917,974	2,558,912,694	198,005,280	-
Derivative Instruments:

Assets
Futures Contracts	1,321,419	1,321,419	-	-
Total Assets	1,321,419	1,321,419	-	-
Total Derivative Instruments:	1,321,419	1,321,419	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,321,419	-
Total Equity Risk	1,321,419	-
Total Value of Derivatives	1,321,419	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® SAI Emerging Markets Low Volatility Index Fund
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,132,171,182)	$2,683,256,677
Fidelity Central Funds (cost $73,661,297)	73,661,297

Total Investment in Securities (cost $2,205,832,479)		$2,756,917,974
Segregated cash with brokers for derivative instruments		116,495
Foreign currency held at value (cost $15,982,051)		15,984,818
Receivable for fund shares sold		21,540
Dividends receivable		2,522,892
Distributions receivable from Fidelity Central Funds		186,681
Prepaid expenses		2,488
Other receivables		257,123
Total assets		2,776,010,011
Liabilities
Payable for investments purchased	$45,561,739
Payable for fund shares redeemed	147,389
Accrued management fee	327,657
Payable for daily variation margin on futures contracts	73,619
Deferred taxes	15,385,014
Other payables and accrued expenses	332,155
Total liabilities		61,827,573
Net Assets		$2,714,182,438
Net Assets consist of:
Paid in capital		$2,011,777,089
Total accumulated earnings (loss)		702,405,349
Net Assets		$2,714,182,438
Net Asset Value, offering price and redemption price per share ($2,714,182,438 ÷ 217,844,938 shares)		$12.46
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$98,258,245
Interest		63,842
Income from Fidelity Central Funds (including $369 from security lending)		1,702,766
Income before foreign taxes withheld		$100,024,853
Less foreign taxes withheld		(12,683,708)
Total income		87,341,145
Expenses
Management fee	$3,581,411
Custodian fees and expenses	1,732,117
Independent trustees' fees and expenses	6,086
Registration fees	33,525
Audit fees	80,739
Legal	2,313
Interest	233,859
Miscellaneous	10,666
Total expenses before reductions	5,680,716
Expense reductions	(20,683)
Total expenses after reductions		5,660,033
Net Investment income (loss)		81,681,112
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $5,550,520)	94,406,028
Fidelity Central Funds	(120)
Foreign currency transactions	(849,928)
Futures contracts	8,812,846
Total net realized gain (loss)		102,368,826
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $3,430,831)	86,149,595
Assets and liabilities in foreign currencies	265,632
Futures contracts	356,734
Total change in net unrealized appreciation (depreciation)		86,771,961
Net gain (loss)		189,140,787
Net increase (decrease) in net assets resulting from operations		$270,821,899
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$81,681,112	$114,380,848
Net realized gain (loss)	102,368,826	33,570,240
Change in net unrealized appreciation (depreciation)	86,771,961	465,589,873
Net increase (decrease) in net assets resulting from operations	270,821,899	613,540,961
Distributions to shareholders	(100,050,273)	(98,766,194)

Share transactions
Proceeds from sales of shares	467,988,976	1,047,524,981
Reinvestment of distributions	92,728,923	93,428,323
Cost of shares redeemed	(645,310,758)	(2,199,673,325)

Net increase (decrease) in net assets resulting from share transactions	(84,592,859)	(1,058,720,021)
Total increase (decrease) in net assets	86,178,767	(543,945,254)

Net Assets
Beginning of period	2,628,003,671	3,171,948,925
End of period	$2,714,182,438	$2,628,003,671

Other Information
Shares
Sold	41,037,268	92,869,813
Issued in reinvestment of distributions	8,301,605	8,983,495
Redeemed	(55,508,973)	(190,143,275)
Net increase (decrease)	(6,170,100)	(88,289,967)

Financial Highlights
Fidelity® SAI Emerging Markets Low Volatility Index Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.73	$10.16	$9.29	$11.44	$9.41
Income from Investment Operations
Net investment income (loss) A,B	.40	.36	.35	.33	.27
Net realized and unrealized gain (loss)	.89	1.53	.70	(2.22)	1.95
Total from investment operations	1.29	1.89	1.05	(1.89)	2.22
Distributions from net investment income	(.52)	(.32)	(.18)	(.26)	(.19)
Distributions from net realized gain	(.05)	-	-	-	-
Total distributions	(.56) C	(.32)	(.18)	(.26)	(.19)
Net asset value, end of period	$12.46	$11.73	$10.16	$9.29	$11.44
Total Return D	11.55%	18.98%	11.41%	(16.88)%	23.79%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.24%	.26%	.26%	.26%	.23%
Expenses net of fee waivers, if any	.24%	.26%	.26%	.25%	.23%
Expenses net of all reductions, if any	.24%	.26%	.26%	.25%	.23%
Net investment income (loss)	3.41%	3.24%	3.37%	3.09%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$2,714,182	$2,628,004	$3,171,949	$2,071,953	$1,792,423
Portfolio turnover rate G	39%	34%	22%	21%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® SAI International Low Volatility Index Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
AUSTRALIA - 3.6%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Lottery Corp/The	10,008,991	36,018,855
Financials - 2.1%
Capital Markets - 0.5%
ASX Ltd	873,736	32,271,644
Insurance - 1.6%
Insurance Australia Group Ltd	10,636,355	54,700,626
Medibank Pvt Ltd	12,384,371	39,543,098
		94,243,724
TOTAL FINANCIALS		126,515,368

Industrials - 0.9%
Professional Services - 0.9%
Computershare Ltd	2,380,427	56,958,265
TOTAL AUSTRALIA		219,492,488
CHINA - 1.3%
Financials - 1.3%
Banks - 1.3%
BOC Hong Kong Holdings Ltd	16,165,000	79,425,485
DENMARK - 2.0%
Financials - 1.0%
Banks - 0.4%
Ringkjoebing Landbobank A/S	114,693	25,898,619
Insurance - 0.6%
Tryg A/S	1,512,095	37,271,714
TOTAL FINANCIALS		63,170,333

Health Care - 1.0%
Pharmaceuticals - 1.0%
Novo Nordisk A/S Series B	1,275,404	62,790,326
TOTAL DENMARK		125,960,659
FINLAND - 2.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Elisa Oyj A Shares	350,197	15,435,751
Financials - 1.6%
Insurance - 1.6%
Mandatum Holding Oy	2,260,559	16,212,251
Sampo Oyj A Shares	7,359,382	82,011,630
		98,223,881
Industrials - 0.3%
Machinery - 0.3%
Kone Oyj B Shares	248,864	16,614,531
Materials - 0.4%
Paper & Forest Products - 0.4%
UPM-Kymmene Oyj	965,010	25,894,781
TOTAL FINLAND		156,168,944
FRANCE - 3.9%
Communication Services - 1.7%
Diversified Telecommunication Services - 1.7%
Orange SA	6,386,191	102,155,918
Consumer Staples - 0.1%
Food Products - 0.1%
Danone SA	79,140	6,989,379
Health Care - 0.2%
Pharmaceuticals - 0.2%
Ipsen SA	106,811	14,995,492
Materials - 1.9%
Chemicals - 1.9%
Air Liquide SA	583,255	112,882,542
TOTAL FRANCE		237,023,331
GERMANY - 4.2%
Consumer Staples - 0.7%
Personal Care Products - 0.7%
Beiersdorf AG	434,937	46,109,421
Financials - 2.7%
Capital Markets - 1.4%
Deutsche Boerse AG	338,061	85,610,627
Insurance - 1.3%
Hannover Rueck SE	271,154	77,323,796
TOTAL FINANCIALS		162,934,423

Materials - 0.8%
Chemicals - 0.8%
Symrise AG	597,109	49,380,328
TOTAL GERMANY		258,424,172
HONG KONG - 4.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
PCCW Ltd	19,842,000	14,171,854
Financials - 1.0%
Banks - 1.0%
Hang Seng Bank Ltd	3,216,400	62,750,544
Industrials - 0.4%
Ground Transportation - 0.4%
MTR Corp Ltd (b)	6,998,083	25,666,827
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Hongkong Land Holdings Ltd (Singapore)	4,650,200	28,412,722
Sino Land Co Ltd (b)	16,869,584	20,949,802
		49,362,524
Utilities - 2.5%
Electric Utilities - 1.8%
CLP Holdings Ltd	7,498,500	63,978,812
Power Assets Holdings Ltd	6,133,500	38,961,149
		102,939,961
Gas Utilities - 0.7%
Hong Kong & China Gas Co Ltd	48,668,015	45,282,477
TOTAL UTILITIES		148,222,438

TOTAL HONG KONG		300,174,187
INDONESIA - 0.9%
Industrials - 0.9%
Industrial Conglomerates - 0.9%
Jardine Matheson Holdings Ltd (Singapore)	942,076	55,346,965
ISRAEL - 1.2%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Bezeq The Israeli Telecommunication Corp Ltd	9,844,490	20,154,550
Industrials - 0.9%
Aerospace & Defense - 0.9%
Elbit Systems Ltd	112,631	53,922,681
TOTAL ISRAEL		74,077,231
ITALY - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Recordati Industria Chimica e Farmaceutica SpA	460,686	27,347,001
JAPAN - 29.8%
Communication Services - 4.2%
Diversified Telecommunication Services - 1.1%
NTT Inc	69,752,400	71,792,924
Wireless Telecommunication Services - 3.1%
KDDI Corp	5,641,100	89,921,183
SoftBank Corp	68,689,800	97,608,134
		187,529,317
TOTAL COMMUNICATION SERVICES		259,322,241

Consumer Discretionary - 4.3%
Automobile Components - 1.3%
Bridgestone Corp	1,826,500	79,736,112
Automobiles - 1.6%
Toyota Motor Corp	4,594,900	93,676,854
Broadline Retail - 0.4%
Pan Pacific International Holdings Corp	4,333,600	25,778,889
Hotels, Restaurants & Leisure - 0.5%
McDonald's Holdings Co Japan Ltd (b)	388,700	15,209,013
Skylark Holdings Co Ltd	1,023,100	18,508,876
		33,717,889
Household Durables - 0.3%
Haseko Corp	960,400	15,517,462
Specialty Retail - 0.2%
Shimamura Co Ltd	219,100	14,138,923
TOTAL CONSUMER DISCRETIONARY		262,566,129

Consumer Staples - 0.4%
Beverages - 0.2%
Suntory Beverage & Food Ltd	394,400	11,931,041
Food Products - 0.2%
Nisshin Seifun Group Inc	1,111,000	12,554,711
TOTAL CONSUMER STAPLES		24,485,752

Financials - 5.9%
Banks - 3.0%
Gunma Bank Ltd/The	1,606,200	16,686,303
Hachijuni Bank Ltd/The	2,087,200	21,039,940
Japan Post Bank Co Ltd	7,780,000	87,235,352
Kyoto Financial Group Inc	1,355,200	27,471,578
Mebuki Financial Group Inc	4,438,700	27,704,793
		180,137,966
Insurance - 2.9%
Japan Post Holdings Co Ltd	8,021,300	75,289,147
Tokio Marine Holdings Inc	2,770,400	103,317,077
		178,606,224
TOTAL FINANCIALS		358,744,190

Health Care - 1.1%
Health Care Providers & Services - 0.2%
Medipal Holdings Corp	926,700	15,093,225
Pharmaceuticals - 0.9%
Astellas Pharma Inc	5,066,400	53,033,186
TOTAL HEALTH CARE		68,126,411

Industrials - 4.9%
Air Freight & Logistics - 0.3%
Yamato Holdings Co Ltd	1,426,600	20,846,819
Building Products - 0.5%
Agc Inc	977,800	30,582,026
Commercial Services & Supplies - 1.1%
Secom Co Ltd	1,888,440	63,879,292
Construction & Engineering - 0.3%
Kinden Corp	521,500	20,906,022
Ground Transportation - 1.9%
Hankyu Hanshin Holdings Inc	1,137,740	30,534,635
Kintetsu Group Holdings Co Ltd (b)	857,400	16,253,936
Kyushu Railway Co	707,400	17,934,020
Tobu Railway Co Ltd	904,900	14,582,565
Tokyu Corp	2,810,000	31,289,080
		110,594,236
Industrial Conglomerates - 0.3%
Sekisui Chemical Co Ltd	1,150,400	19,968,334
Machinery - 0.5%
Fujitec Co Ltd	330,000	12,130,621
NGK Insulators Ltd	1,098,700	18,579,016
		30,709,637
TOTAL INDUSTRIALS		297,486,366

Information Technology - 3.0%
Electronic Equipment, Instruments & Components - 1.7%
Hirose Electric Co Ltd	138,100	18,549,543
Kyocera Corp	6,316,900	84,028,583
		102,578,126
IT Services - 0.3%
Otsuka Corp	1,008,200	19,953,345
Technology Hardware, Storage & Peripherals - 1.0%
Canon Inc	362,700	10,433,126
FUJIFILM Holdings Corp	2,166,330	50,208,362
		60,641,488
TOTAL INFORMATION TECHNOLOGY		183,172,959

Materials - 0.8%
Chemicals - 0.2%
Kuraray Co Ltd	1,358,600	14,744,394
Containers & Packaging - 0.2%
Toyo Seikan Group Holdings Ltd	609,000	13,676,912
Paper & Forest Products - 0.4%
Oji Holdings Corp	4,287,900	21,657,916
TOTAL MATERIALS		50,079,222

Real Estate - 1.6%
Diversified REITs - 0.6%
Daiwa House REIT Investment Corp	20,641	17,786,807
United Urban Investment Corp	13,774	16,668,944
		34,455,751
Office REITs - 0.9%
Japan Real Estate Investment Corp	31,680	26,127,623
Nippon Building Fund Inc	28,551	26,344,509
		52,472,132
Residential REITs - 0.1%
Advance Residence Investment Corp	12,888	13,949,246
TOTAL REAL ESTATE		100,877,129

Utilities - 3.6%
Electric Utilities - 1.7%
Chubu Electric Power Co Inc	3,408,600	47,443,041
Kansai Electric Power Co Inc/The	3,783,500	59,105,679
		106,548,720
Gas Utilities - 1.8%
Osaka Gas Co Ltd	1,789,260	56,286,630
Tokyo Gas Co Ltd	1,556,500	54,559,814
		110,846,444
Independent Power and Renewable Electricity Producers - 0.1%
Electric Power Development Co Ltd	325,300	6,185,787
TOTAL UTILITIES		223,580,951

TOTAL JAPAN		1,828,441,350
NETHERLANDS - 4.6%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Koninklijke KPN NV	14,864,784	68,786,244
Consumer Staples - 1.7%
Consumer Staples Distribution & Retail - 1.7%
Koninklijke Ahold Delhaize NV	2,524,576	103,332,415
Financials - 0.5%
Financial Services - 0.5%
EXOR NV	397,494	34,454,493
Industrials - 1.3%
Professional Services - 1.3%
Wolters Kluwer NV	641,240	78,532,062
TOTAL NETHERLANDS		285,105,214
NORWAY - 0.6%
Consumer Staples - 0.6%
Food Products - 0.6%
Orkla ASA	3,388,164	34,352,439
SINGAPORE - 3.0%
Financials - 2.1%
Banks - 1.3%
Oversea-Chinese Banking Corp Ltd	6,075,200	79,487,290
Capital Markets - 0.8%
Singapore Exchange Ltd	3,662,500	47,638,387
TOTAL FINANCIALS		127,125,677

Industrials - 0.7%
Aerospace & Defense - 0.7%
Singapore Technologies Engineering Ltd	6,739,900	43,962,624
Real Estate - 0.2%
Industrial REITs - 0.2%
CapitaLand Ascendas REIT	44,399	96,192
Mapletree Industrial Trust	9,361,443	15,319,510
		15,415,702
TOTAL SINGAPORE		186,504,003
SPAIN - 0.5%
Utilities - 0.5%
Electric Utilities - 0.5%
Redeia Corp SA	1,824,872	32,834,678
SWEDEN - 0.2%
Consumer Staples - 0.2%
Household Products - 0.2%
Essity AB B Shares	516,402	14,181,656
SWITZERLAND - 8.8%
Communication Services - 1.4%
Diversified Telecommunication Services - 1.4%
Swisscom AG	114,144	83,613,405
Consumer Staples - 1.6%
Food Products - 1.6%
Chocoladefabriken Lindt & Spruengli AG	641	98,131,345
Financials - 1.5%
Banks - 0.2%
Banque Cantonale Vaudoise (b)	127,713	14,806,614
Insurance - 1.3%
Zurich Insurance Group AG	115,726	80,484,128
TOTAL FINANCIALS		95,290,742

Health Care - 0.4%
Health Care Providers & Services - 0.4%
Galenica AG (c)(d)	224,843	24,195,593
Industrials - 1.3%
Professional Services - 1.3%
SGS SA	687,070	77,368,479
Materials - 0.5%
Chemicals - 0.5%
Givaudan SA	7,216	29,572,374
Real Estate - 1.9%
Real Estate Management & Development - 1.9%
Allreal Holding AG	67,155	16,038,759
Mobimo Holding AG	32,656	13,837,460
PSP Swiss Property AG	206,262	35,652,121
Swiss Prime Site AG	354,799	50,392,700
		115,921,040
Utilities - 0.2%
Electric Utilities - 0.2%
BKW AG	87,851	19,638,888
TOTAL SWITZERLAND		543,731,866
UNITED KINGDOM - 13.9%
Consumer Discretionary - 0.7%
Diversified Consumer Services - 0.7%
Pearson PLC	2,969,696	41,332,315
Consumer Staples - 5.4%
Beverages - 0.8%
Diageo PLC	2,095,413	48,198,177
Household Products - 1.7%
Reckitt Benckiser Group PLC	1,391,805	106,457,886
Personal Care Products - 2.1%
Unilever PLC	2,037,450	122,255,916
Tobacco - 0.8%
British American Tobacco PLC	994,036	50,910,099
TOTAL CONSUMER STAPLES		327,822,078

Financials - 0.8%
Insurance - 0.8%
Admiral Group PLC	1,212,122	52,165,867
Health Care - 2.1%
Pharmaceuticals - 2.1%
Astrazeneca PLC	793,101	130,820,943
Industrials - 3.0%
Aerospace & Defense - 0.2%
BAE Systems PLC	444,016	10,937,663
Commercial Services & Supplies - 0.2%
Serco Group PLC	4,604,134	15,350,968
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	718,500	4,764,715
Professional Services - 1.7%
RELX PLC	2,263,928	100,057,459
Trading Companies & Distributors - 0.8%
Bunzl PLC	1,473,132	44,743,061
TOTAL INDUSTRIALS		175,853,866

Utilities - 1.9%
Multi-Utilities - 1.9%
National Grid PLC	7,799,022	116,939,413
Water Utilities - 0.0%
Severn Trent PLC	70,869	2,589,128
TOTAL UTILITIES		119,528,541

TOTAL UNITED KINGDOM		847,523,610
UNITED STATES - 11.7%
Consumer Staples - 1.4%
Food Products - 1.4%
Nestle SA	883,569	84,423,658
Health Care - 10.3%
Biotechnology - 0.5%
CSL Ltd	285,521	33,273,569
Life Sciences Tools & Services - 0.7%
QIAGEN NV (Germany)	978,900	45,990,694
Pharmaceuticals - 9.1%
GSK PLC	4,948,950	115,872,013
Haleon PLC	20,085,665	93,403,001
Novartis AG	988,635	122,355,119
Roche Holding AG	375,391	121,596,814
Sanofi SA	1,022,390	103,427,883
		556,654,830
TOTAL HEALTH CARE		635,919,093

TOTAL UNITED STATES		720,342,751
TOTAL COMMON STOCKS (Cost $5,280,175,246)		6,026,458,030

U.S. Treasury Obligations - 0.1%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (f) (Cost $3,624,022)	4.15	3,629,000	3,625,106

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.18	57,464,934	57,476,428
Fidelity Securities Lending Cash Central Fund (g)(h)	4.18	30,915,871	30,918,962
TOTAL MONEY MARKET FUNDS (Cost $88,395,390)			88,395,390

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $5,372,194,658)	6,118,478,526
NET OTHER ASSETS (LIABILITIES) - 0.5%	29,853,296
NET ASSETS - 100.0%	6,148,331,822

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	868	12/19/2025	121,828,140	428,158	428,158

The notional amount of futures purchased as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $24,195,593 or 0.4% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,195,593 or 0.4% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,615,117.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,547,913	967,736,210	912,806,961	1,836,669	(734)	-	57,476,428	57,464,934	0.1%
Fidelity Securities Lending Cash Central Fund	13,483,500	621,295,847	603,860,385	188,915	-	-	30,918,962	30,915,871	0.1%
Total	16,031,413	1,589,032,057	1,516,667,346	2,025,584	(734)	-	88,395,390

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	563,639,963	133,375,560	430,264,403	-
Consumer Discretionary	339,917,299	99,393,129	240,524,170	-
Consumer Staples	739,828,143	274,483,607	465,344,536	-
Financials	1,260,801,003	991,389,171	269,411,832	-
Health Care	964,194,859	127,622,005	836,572,854	-
Industrials	881,712,666	765,952,829	115,759,837	-
Information Technology	183,172,959	132,964,597	50,208,362	-
Materials	267,809,247	105,546,377	162,262,870	-
Real Estate	281,576,395	281,576,395	-	-
Utilities	543,805,496	426,866,083	116,939,413	-

U.S. Treasury Obligations	3,625,106	-	3,625,106	-

Money Market Funds	88,395,390	88,395,390	-	-
Total Investments in Securities:	6,118,478,526	3,427,565,143	2,690,913,383	-
Derivative Instruments:

Assets
Futures Contracts	428,158	428,158	-	-
Total Assets	428,158	428,158	-	-
Total Derivative Instruments:	428,158	428,158	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	428,158	-
Total Equity Risk	428,158	-
Total Value of Derivatives	428,158	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® SAI International Low Volatility Index Fund
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $29,246,788) - See accompanying schedule:
Unaffiliated issuers (cost $5,283,799,268)	$6,030,083,136
Fidelity Central Funds (cost $88,395,390)	88,395,390

Total Investment in Securities (cost $5,372,194,658)		$6,118,478,526
Foreign currency held at value (cost $2,582,934)		2,562,399
Receivable for fund shares sold		4,520,231
Dividends receivable		22,916,443
Reclaims receivable		32,854,787
Distributions receivable from Fidelity Central Funds		133,556
Prepaid expenses		5,544
Total assets		6,181,471,486
Liabilities
Payable for fund shares redeemed	$1,016,593
Accrued management fee	759,440
Payable for daily variation margin on futures contracts	324,746
Other payables and accrued expenses	119,923
Collateral on securities loaned	30,918,962
Total liabilities		33,139,664
Net Assets		$6,148,331,822
Net Assets consist of:
Paid in capital		$5,525,487,224
Total accumulated earnings (loss)		622,844,598
Net Assets		$6,148,331,822
Net Asset Value, offering price and redemption price per share ($6,148,331,822 ÷ 486,277,132 shares)		$12.64
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$182,156,690
Interest		147,629
Income from Fidelity Central Funds (including $188,915 from security lending)		2,025,584
Income before foreign taxes withheld		$184,329,903
Less foreign taxes withheld		(13,732,481)
Total income		170,597,422
Expenses
Management fee	$8,160,882
Custodian fees and expenses	429,714
Independent trustees' fees and expenses	13,657
Registration fees	101,899
Audit fees	79,514
Legal	5,225
Interest	67,950
Miscellaneous	23,641
Total expenses before reductions	8,882,482
Expense reductions	(109,311)
Total expenses after reductions		8,773,171
Net Investment income (loss)		161,824,251
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	37,255,609
Redemptions in-kind	91,071,990
Fidelity Central Funds	(734)
Foreign currency transactions	135,382
Futures contracts	16,049,350
Total net realized gain (loss)		144,511,597
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	288,649,177
Assets and liabilities in foreign currencies	2,376,301
Futures contracts	916,390
Total change in net unrealized appreciation (depreciation)		291,941,868
Net gain (loss)		436,453,465
Net increase (decrease) in net assets resulting from operations		$598,277,716
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$161,824,251	$202,869,509
Net realized gain (loss)	144,511,597	334,152,833
Change in net unrealized appreciation (depreciation)	291,941,868	498,457,425
Net increase (decrease) in net assets resulting from operations	598,277,716	1,035,479,767
Distributions to shareholders	(98,106,960)	(154,634,991)

Share transactions
Proceeds from sales of shares	2,036,613,486	2,220,528,701
Reinvestment of distributions	78,263,051	145,342,059
Cost of shares redeemed	(1,908,285,475)	(3,850,839,394)

Net increase (decrease) in net assets resulting from share transactions	206,591,062	(1,484,968,634)
Total increase (decrease) in net assets	706,761,818	(604,123,858)

Net Assets
Beginning of period	5,441,570,004	6,045,693,862
End of period	$6,148,331,822	$5,441,570,004

Other Information
Shares
Sold	172,267,482	198,925,755
Issued in reinvestment of distributions	7,050,725	13,685,693
Redeemed	(166,254,989)	(336,992,592)
Net increase (decrease)	13,063,218	(124,381,144)

Financial Highlights
Fidelity® SAI International Low Volatility Index Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.50	$10.12	$9.13	$11.67	$9.64
Income from Investment Operations
Net investment income (loss) A,B	.36	.33	.27	.26	.27
Net realized and unrealized gain (loss)	1.01	1.30	.92	(2.52)	1.90
Total from investment operations	1.37	1.63	1.19	(2.26)	2.17
Distributions from net investment income	(.23)	(.25)	(.20)	(.28)	(.14)
Total distributions	(.23)	(.25)	(.20)	(.28)	(.14)
Net asset value, end of period	$12.64	$11.50	$10.12	$9.13	$11.67
Total Return C	12.16%	16.34%	13.07%	(19.80)%	22.69%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.16%	.16%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.16%	.16%	.17%	.17%	.17%
Expenses net of all reductions, if any	.16%	.16%	.17%	.17%	.17%
Net investment income (loss)	2.96%	2.92%	2.63%	2.46%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$6,148,332	$5,441,570	$6,045,694	$5,494,820	$5,938,738
Portfolio turnover rate F	23 % G	31% G	37%	26%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® SAI U.S. Low Volatility Index Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	96,065	10,708,365
UNITED STATES - 99.6%
Communication Services - 7.4%
Diversified Telecommunication Services - 2.9%
AT&T Inc	10,089,572	249,716,907
Verizon Communications Inc	5,911,616	234,927,620
		484,644,527
Entertainment - 0.3%
Electronic Arts Inc	319,975	64,014,198
Interactive Media & Services - 2.8%
Alphabet Inc Class A	1,263,265	355,217,485
Meta Platforms Inc Class A	184,010	119,302,884
		474,520,369
Media - 0.6%
Comcast Corp Class A	1,438,221	40,032,882
Fox Corp Class A	469,777	30,371,083
Omnicom Group Inc (b)	273,579	20,523,897
TEGNA Inc	225,365	4,432,929
		95,360,791
Wireless Telecommunication Services - 0.8%
T-Mobile US Inc	668,684	140,457,074
TOTAL COMMUNICATION SERVICES		1,258,996,959

Consumer Discretionary - 9.3%
Automobile Components - 0.0%
Gentex Corp	315,216	7,391,815
Broadline Retail - 1.8%
Amazon.com Inc (c)	1,246,093	304,320,832
Distributors - 0.1%
Genuine Parts Co	159,175	20,264,569
Diversified Consumer Services - 0.2%
H&R Block Inc (b)	187,725	9,337,442
Service Corp International/US	199,612	16,669,598
		26,007,040
Hotels, Restaurants & Leisure - 2.3%
Darden Restaurants Inc	164,092	29,561,174
McDonald's Corp	1,002,609	299,208,604
Yum! Brands Inc	389,759	53,868,591
		382,638,369
Household Durables - 0.3%
Garmin Ltd	215,983	46,207,403
Specialty Retail - 4.6%
AutoZone Inc (c)	23,457	86,191,105
Home Depot Inc/The	1,072,858	407,246,168
Murphy USA Inc	25,216	9,032,371
O'Reilly Automotive Inc (c)	1,198,638	113,199,373
TJX Cos Inc/The	933,977	130,887,537
Tractor Supply Co	743,443	40,227,701
		786,784,255
TOTAL CONSUMER DISCRETIONARY		1,573,614,283

Consumer Staples - 6.5%
Beverages - 0.8%
PepsiCo Inc	968,168	141,439,663
Food Products - 0.7%
Campbell's Company/The	275,950	8,314,374
Flowers Foods Inc (b)	275,331	3,284,699
General Mills Inc	767,838	35,788,929
Hershey Co/The	207,510	35,199,921
Hormel Foods Corp	408,672	8,823,228
Kellanova	376,998	31,313,454
		122,724,605
Household Products - 3.2%
Colgate-Palmolive Co	1,136,359	87,556,461
Kimberly-Clark Corp	465,268	55,697,232
Procter & Gamble Co/The	2,604,606	391,654,604
		534,908,297
Tobacco - 1.8%
Philip Morris International Inc	2,155,705	311,132,903
TOTAL CONSUMER STAPLES		1,110,205,468

Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Coterra Energy Inc	1,065,292	25,204,809
DT Midstream Inc (b)	142,449	15,596,740
Kinder Morgan Inc	2,710,682	70,992,762
Williams Cos Inc/The	1,712,077	99,077,896
		210,872,207
Financials - 11.0%
Banks - 0.5%
Commerce Bancshares Inc/MO	170,253	8,960,415
Cullen/Frost Bankers Inc	90,144	11,100,332
First Financial Bankshares Inc (b)	180,524	5,576,386
Glacier Bancorp Inc (b)	163,997	6,699,277
M&T Bank Corp	225,073	41,384,173
Old National Bancorp/IN (b)	456,464	9,325,560
Prosperity Bancshares Inc (b)	133,604	8,793,815
		91,839,958
Capital Markets - 1.5%
Cboe Global Markets Inc	146,827	36,066,584
CME Group Inc Class A	505,286	134,148,381
FactSet Research Systems Inc	53,209	14,196,161
Houlihan Lokey Inc Class A	75,424	13,506,930
Nasdaq Inc	579,619	49,551,628
SEI Investments Co	132,661	10,693,803
		258,163,487
Financial Services - 3.0%
Jack Henry & Associates Inc	102,102	15,207,072
Visa Inc Class A	1,430,128	487,301,815
Western Union Co/The (b)	463,458	4,324,063
		506,832,950
Insurance - 6.0%
American Financial Group Inc/OH	100,713	13,261,888
Aon PLC	302,788	103,153,816
Arch Capital Group Ltd	523,332	45,168,785
Arthur J Gallagher & Co	359,100	89,591,859
Assurant Inc	71,094	15,052,022
Brown & Brown Inc	392,991	31,337,102
Chubb Ltd	522,560	144,717,766
Erie Indemnity Co Class A	34,973	10,234,499
Everest Group Ltd	59,642	18,758,602
Globe Life Inc	115,741	15,221,099
Hanover Insurance Group Inc/The	50,361	8,605,688
Hartford Insurance Group Inc/The	398,365	49,468,966
Loews Corp	179,856	17,906,463
Marsh & McLennan Cos Inc	690,896	123,083,122
Progressive Corp/The	821,995	169,330,970
Reinsurance Group of America Inc	92,665	16,907,656
RLI Corp	117,101	6,904,275
Selective Insurance Group Inc	85,216	6,420,173
Travelers Companies Inc/The	317,692	85,338,425
Unum Group	224,929	16,514,287
W R Berkley Corp	420,223	29,978,709
		1,016,956,172
TOTAL FINANCIALS		1,873,792,567

Health Care - 12.2%
Biotechnology - 2.1%
Amgen Inc	753,964	225,005,477
Biogen Inc (c)	205,458	31,696,005
Regeneron Pharmaceuticals Inc	145,614	94,911,205
		351,612,687
Health Care Equipment & Supplies - 0.4%
Becton Dickinson & Co	401,876	71,819,260
Health Care Providers & Services - 2.7%
Chemed Corp	20,513	8,847,257
Molina Healthcare Inc (c)	63,048	9,650,127
Quest Diagnostics Inc	156,533	27,541,981
UnitedHealth Group Inc	1,202,546	410,741,612
		456,780,977
Pharmaceuticals - 7.0%
Eli Lilly & Co	598,804	516,684,020
Johnson & Johnson	2,669,438	504,176,756
Merck & Co Inc	1,928,750	165,833,925
		1,186,694,701
TOTAL HEALTH CARE		2,066,907,625

Industrials - 9.0%
Aerospace & Defense - 2.9%
BWX Technologies Inc	128,105	27,364,509
General Dynamics Corp	353,228	121,828,338
Huntington Ingalls Industries Inc	55,020	17,717,540
L3Harris Technologies Inc	262,133	75,782,650
Lockheed Martin Corp	292,389	143,820,302
Northrop Grumman Corp	189,705	110,683,382
		497,196,721
Commercial Services & Supplies - 1.1%
Republic Services Inc	284,816	59,310,084
Rollins Inc	394,147	22,706,809
Waste Management Inc	513,469	102,575,702
		184,592,595
Ground Transportation - 0.3%
Landstar System Inc	49,001	6,293,198
Union Pacific Corp	168,125	37,049,706
		43,342,904
Industrial Conglomerates - 1.1%
Honeywell International Inc	901,161	181,430,744
Machinery - 0.9%
Donaldson Co Inc	167,586	14,119,121
Graco Inc (b)	234,352	19,162,963
IDEX Corp	105,928	18,162,415
Nordson Corp	75,811	17,584,361
Otis Worldwide Corp	553,411	51,334,405
Snap-on Inc	73,322	24,603,197
Toro Co/The	139,966	10,459,659
		155,426,121
Professional Services - 2.3%
Automatic Data Processing Inc	569,180	148,157,554
Booz Allen Hamilton Holding Corp Class A	177,581	15,477,960
Broadridge Financial Solutions Inc	164,705	36,300,982
CACI International Inc (b)(c)	30,834	17,336,417
Exponent Inc	71,162	5,038,981
FTI Consulting Inc (c)	47,220	7,791,772
Jacobs Solutions Inc	168,481	26,251,025
Leidos Holdings Inc	180,488	34,377,549
Maximus Inc	79,012	6,567,477
Paychex Inc	449,499	52,604,868
Science Applications International Corp	66,137	6,197,698
Verisk Analytics Inc	196,143	42,908,243
		399,010,526
Trading Companies & Distributors - 0.4%
Fastenal Co	1,608,645	66,195,741
TOTAL INDUSTRIALS		1,527,195,352

Information Technology - 32.3%
Communications Equipment - 3.0%
Cisco Systems Inc	5,578,305	407,829,879
Motorola Solutions Inc	234,047	95,189,255
		503,019,134
Electronic Equipment, Instruments & Components - 2.0%
Amphenol Corp Class A	1,696,083	236,332,206
CDW Corp/DE	184,647	29,427,192
Keysight Technologies Inc (c)	242,313	44,333,586
Teledyne Technologies Inc (c)	65,705	34,614,708
		344,707,692
IT Services - 3.5%
Accenture PLC Class A	335,899	84,008,340
Akamai Technologies Inc (c)	205,008	15,396,101
Amdocs Ltd (b)	157,273	13,251,823
ASGN Inc (c)	61,416	2,748,980
Cognizant Technology Solutions Corp Class A	691,196	50,374,364
IBM Corporation	1,303,187	400,612,716
VeriSign Inc	113,232	27,153,034
		593,545,358
Semiconductors & Semiconductor Equipment - 8.4%
Analog Devices Inc	558,104	130,668,890
Broadcom Inc	199,757	73,836,179
NVIDIA Corp	4,991,736	1,010,776,623
Texas Instruments Inc	1,273,847	205,675,337
		1,420,957,029
Software - 9.8%
Cadence Design Systems Inc (c)	382,855	129,669,160
Dolby Laboratories Inc Class A	86,103	5,710,351
Dropbox Inc Class A (c)	275,130	7,978,770
Microsoft Corp	2,700,303	1,398,243,897
Oracle Corp	71,596	18,801,826
Qualys Inc (b)(c)	50,936	6,278,371
Roper Technologies Inc	150,756	67,259,789
SPS Commerce Inc (b)(c)	53,251	4,379,362
Tyler Technologies Inc (c)	60,468	28,798,490
		1,667,120,016
Technology Hardware, Storage & Peripherals - 5.6%
Apple Inc	3,510,093	949,023,844
TOTAL INFORMATION TECHNOLOGY		5,478,373,073

Materials - 3.5%
Chemicals - 2.6%
Air Products and Chemicals Inc	312,048	75,699,724
Balchem Corp	45,735	7,015,292
Corteva Inc	956,529	58,769,142
Linde PLC	660,043	276,095,987
Solstice Advanced Materials Inc	225,290	10,153,820
		427,733,965
Construction Materials - 0.3%
Vulcan Materials Co	185,234	53,625,243
Containers & Packaging - 0.5%
Amcor PLC	3,212,994	25,382,653
AptarGroup Inc	92,602	10,742,758
Avery Dennison Corp	109,617	19,170,917
Graphic Packaging Holding CO	423,115	6,765,609
Packaging Corp of America	125,277	24,524,226
Silgan Holdings Inc (b)	114,018	4,403,374
		90,989,537
Metals & Mining - 0.1%
Royal Gold Inc (b)	92,286	16,130,670
TOTAL MATERIALS		588,479,415

Real Estate - 2.9%
Diversified REITs - 0.1%
WP Carey Inc	307,045	20,264,970
Industrial REITs - 0.1%
EastGroup Properties Inc	71,479	12,475,230
Lineage Inc	83,337	3,283,478
		15,758,708
Real Estate Management & Development - 0.2%
CoStar Group Inc (c)	591,564	40,705,519
Residential REITs - 0.7%
American Homes 4 Rent Class A	445,604	14,081,085
Equity LifeStyle Properties Inc	268,084	16,366,528
Equity Residential	479,477	28,500,113
Essex Property Trust Inc	90,280	22,729,796
Invitation Homes Inc	799,306	22,500,464
Mid-America Apartment Communities Inc	164,137	21,047,288
		125,225,274
Retail REITs - 0.5%
Agree Realty Corp	153,970	11,241,350
Realty Income Corp	1,266,286	73,419,262
		84,660,612
Specialized REITs - 1.3%
American Tower Corp	161,071	28,828,488
Equinix Inc	137,160	116,038,732
Gaming and Leisure Properties Inc	385,367	17,210,489
VICI Properties Inc	1,481,700	44,436,183
		206,513,892
TOTAL REAL ESTATE		493,128,975

Utilities - 4.4%
Electric Utilities - 3.3%
Alliant Energy Corp	197,784	13,215,927
American Electric Power Co Inc	749,040	90,079,550
Duke Energy Corp	1,089,858	135,469,349
Evergy Inc	285,218	21,907,595
Exelon Corp	1,415,557	65,285,489
IDACORP Inc	75,747	9,772,878
Southern Co/The	1,541,080	144,923,164
Xcel Energy Inc	808,726	65,644,289
		546,298,241
Multi-Utilities - 1.1%
Ameren Corp	378,981	38,663,642
CMS Energy Corp	419,427	30,848,856
Consolidated Edison Inc	505,202	49,211,727
DTE Energy Co	176,068	23,864,256
WEC Energy Group Inc	447,485	49,997,499
		192,585,980
TOTAL UTILITIES		738,884,221

TOTAL UNITED STATES		16,920,450,145
TOTAL COMMON STOCKS (Cost $12,359,651,244)		16,931,158,510

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (e) (Cost $1,657,723)	4.15	1,660,000	1,658,219

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.18	14,598,454	14,601,374
Fidelity Securities Lending Cash Central Fund (f)(g)	4.18	33,973,436	33,976,833
TOTAL MONEY MARKET FUNDS (Cost $48,578,207)			48,578,207

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $12,409,887,174)	16,981,394,936
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,240,058
NET ASSETS - 100.0%	16,983,634,994

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	110	12/19/2025	37,807,000	598,725	598,725
CME E-Mini S&P MidCap 400 Index Contracts (United States)	40	12/19/2025	13,030,800	7,904	7,904

TOTAL FUTURES CONTRACTS					606,629
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,658,219.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	15,085,748	695,833,317	696,317,787	766,938	96	-	14,601,374	14,598,454	0.0%
Fidelity Securities Lending Cash Central Fund	16,252,874	399,682,477	381,958,518	15,565	-	-	33,976,833	33,973,436	0.1%
Total	31,338,622	1,095,515,794	1,078,276,305	782,503	96	-	48,578,207

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,258,996,959	1,258,996,959	-	-
Consumer Discretionary	1,573,614,283	1,573,614,283	-	-
Consumer Staples	1,110,205,468	1,110,205,468	-	-
Energy	210,872,207	210,872,207	-	-
Financials	1,884,500,932	1,884,500,932	-	-
Health Care	2,066,907,625	2,066,907,625	-	-
Industrials	1,527,195,352	1,527,195,352	-	-
Information Technology	5,478,373,073	5,478,373,073	-	-
Materials	588,479,415	588,479,415	-	-
Real Estate	493,128,975	493,128,975	-	-
Utilities	738,884,221	738,884,221	-	-

U.S. Treasury Obligations	1,658,219	-	1,658,219	-

Money Market Funds	48,578,207	48,578,207	-	-
Total Investments in Securities:	16,981,394,936	16,979,736,717	1,658,219	-
Derivative Instruments:

Assets
Futures Contracts	606,629	606,629	-	-
Total Assets	606,629	606,629	-	-
Total Derivative Instruments:	606,629	606,629	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	606,629	-
Total Equity Risk	606,629	-
Total Value of Derivatives	606,629	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® SAI U.S. Low Volatility Index Fund
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $47,098,026) - See accompanying schedule:
Unaffiliated issuers (cost $12,361,308,967)	$16,932,816,729
Fidelity Central Funds (cost $48,578,207)	48,578,207

Total Investment in Securities (cost $12,409,887,174)		$16,981,394,936
Segregated cash with brokers for derivative instruments		164,208
Cash		16,133
Receivable for fund shares sold		29,186,952
Dividends receivable		16,061,094
Distributions receivable from Fidelity Central Funds		104,847
Receivable for daily variation margin on futures contracts		108,094
Prepaid expenses		13,419
Total assets		17,027,049,683
Liabilities
Payable for investments purchased	$16,134
Payable for fund shares redeemed	7,929,624
Accrued management fee	1,403,360
Other payables and accrued expenses	92,666
Collateral on securities loaned	33,972,905
Total liabilities		43,414,689
Net Assets		$16,983,634,994
Net Assets consist of:
Paid in capital		$11,777,716,004
Total accumulated earnings (loss)		5,205,918,990
Net Assets		$16,983,634,994
Net Asset Value, offering price and redemption price per share ($16,983,634,994 ÷ 723,677,555 shares)		$23.47
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$270,551,052
Interest		88,830
Income from Fidelity Central Funds (including $15,565 from security lending)		782,503
Total income		271,422,385
Expenses
Management fee	$14,482,970
Custodian fees and expenses	151,482
Independent trustees' fees and expenses	35,838
Registration fees	104,407
Audit fees	47,250
Legal	13,833
Miscellaneous	52,290
Total expenses		14,888,070
Net Investment income (loss)		256,534,315
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	575,974,434
Fidelity Central Funds	96
Futures contracts	3,039,962
Total net realized gain (loss)		579,014,492
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	350,512,949
Futures contracts	843,228
Total change in net unrealized appreciation (depreciation)		351,356,177
Net gain (loss)		930,370,669
Net increase (decrease) in net assets resulting from operations		$1,186,904,984
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$256,534,315	$243,033,013
Net realized gain (loss)	579,014,492	101,428,980
Change in net unrealized appreciation (depreciation)	351,356,177	2,776,731,897
Net increase (decrease) in net assets resulting from operations	1,186,904,984	3,121,193,890
Distributions to shareholders	(309,964,696)	(162,945,805)

Share transactions
Proceeds from sales of shares	5,451,558,886	7,794,755,990
Reinvestment of distributions	299,837,094	159,625,369
Cost of shares redeemed	(6,523,874,399)	(3,608,216,779)

Net increase (decrease) in net assets resulting from share transactions	(772,478,419)	4,346,164,580
Total increase (decrease) in net assets	104,461,869	7,304,412,665

Net Assets
Beginning of period	16,879,173,125	9,574,760,460
End of period	$16,983,634,994	$16,879,173,125

Other Information
Shares
Sold	239,686,328	383,651,675
Issued in reinvestment of distributions	13,591,890	8,689,459
Redeemed	(293,928,991)	(178,627,819)
Net increase (decrease)	(40,650,773)	213,713,315

Financial Highlights
Fidelity® SAI U.S. Low Volatility Index Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.08	$17.39	$17.01	$19.26	$14.87
Income from Investment Operations
Net investment income (loss) A,B	.40	.37	.35	.33	.31
Net realized and unrealized gain (loss)	1.47	4.64	.71	(1.90)	4.30
Total from investment operations	1.87	5.01	1.06	(1.57)	4.61
Distributions from net investment income	(.40)	(.32)	(.35)	(.34)	(.22)
Distributions from net realized gain	(.08)	-	(.34)	(.35)	-
Total distributions	(.48)	(.32)	(.68) C	(.68) C	(.22)
Net asset value, end of period	$23.47	$22.08	$17.39	$17.01	$19.26
Total Return D	8.62%	29.21%	6.39%	(8.39)%	31.25%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.10%	.11%	.11%	.11%	.11%
Expenses net of fee waivers, if any	.10%	.11%	.11%	.11%	.11%
Expenses net of all reductions, if any	.10%	.11%	.11%	.11%	.11%
Net investment income (loss)	1.77%	1.83%	2.01%	1.85%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$16,983,635	$16,879,173	$9,574,760	$7,712,276	$7,816,045
Portfolio turnover rate G	44%	32%	50%	41%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity SAI Emerging Markets Low Volatility Index Fund, Fidelity SAI International Low Volatility Index Fund and Fidelity SAI U.S. Low Volatility Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign taxes withheld, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable. Fidelity SAI International Low Volatility Index Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses or Deferred taxes on each applicable Fund's Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards, certain foreign taxes and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	2,220,616,933	616,656,202	(80,355,161)	536,301,041
Fidelity SAI International Low Volatility Index Fund	5,420,551,944	986,786,300	(288,859,718)	697,926,582
Fidelity SAI U.S. Low Volatility Index Fund	12,467,748,488	4,948,979,042	(435,332,594)	4,513,646,448

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	77,667,288	103,826,664	-	536,301,041
Fidelity SAI International Low Volatility Index Fund	152,393,144	-	(229,554,785)	700,005,589
Fidelity SAI U.S. Low Volatility Index Fund	209,154,021	483,118,521	-	4,513,646,448

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity SAI International Low Volatility Index Fund	(80,300,243)	(149,254,543)	(229,554,785)

The tax character of distributions paid was as follows:

October 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	92,010,519	8,039,754	100,050,273
Fidelity SAI International Low Volatility Index Fund	98,106,960	-	98,106,960
Fidelity SAI U.S. Low Volatility Index Fund	275,310,259	34,654,437	309,964,696

October 31, 2024
	Ordinary Income ($)	Total ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	98,766,194	98,766,194
Fidelity SAI International Low Volatility Index Fund	154,634,991	154,634,991
Fidelity SAI U.S. Low Volatility Index Fund	162,945,805	162,945,805

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	923,821,137	1,017,407,827
Fidelity SAI International Low Volatility Index Fund	2,022,574,987	1,209,327,359
Fidelity SAI U.S. Low Volatility Index Fund	6,520,711,709	7,348,642,229
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity SAI Emerging Markets Low Volatility Index Fund	.15%
Fidelity SAI International Low Volatility Index Fund	.15%
Fidelity SAI U.S. Low Volatility Index Fund	.10%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	Borrower	66,290,654	4.85%	232,009
Fidelity SAI International Low Volatility Index Fund	Borrower	6,811,197	4.72%	58,972

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI U.S. Low Volatility Index Fund	34,953,420	13,206,002	(600,716)

Affiliated Redemptions In-Kind. Affiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity SAI International Low Volatility Index Fund	54,855,891	-	91,071,990	91,071,990	619,203,138

Prior Fiscal Year Affiliated Redemptions In-Kind. Affiliated shareholders redeemed shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity SAI International Low Volatility Index Fund	143,189,250	366,914,013	1,676,879,291
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	3,353
Fidelity SAI International Low Volatility Index Fund	7,514
Fidelity SAI U.S. Low Volatility Index Fund	19,729
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	39	-	-
Fidelity SAI International Low Volatility Index Fund	19,826	-	-
Fidelity SAI U.S. Low Volatility Index Fund	1,675	10	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity SAI U.S. Low Volatility Index Fund	14,389,435
9. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	6,552,500	5.08%	1,850
Fidelity SAI International Low Volatility Index Fund	6,864,889	5.23%	8,978
10. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	20,683
Fidelity SAI International Low Volatility Index Fund	109,311
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Emerging Markets Fund	Strategic Advisers Fidelity Emerging Markets Fund	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund	Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI Emerging Markets Low Volatility Index Fund	32%	63%	-	-	-
Fidelity SAI International Low Volatility Index Fund	-	-	55%	21%	-
Fidelity SAI U.S. Low Volatility Index Fund	-	-	-	-	62%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Emerging Markets Low Volatility Index Fund	95%
Fidelity SAI International Low Volatility Index Fund	76%
Fidelity SAI U.S. Low Volatility Index Fund	64%
12 Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Emerging Markets Low Volatility Index Fund, Fidelity SAI International Low Volatility Index Fund, and Fidelity SAI U.S. Low Volatility Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity SAI Emerging Markets Low Volatility Index Fund, Fidelity SAI International Low Volatility Index Fund, and Fidelity SAI U.S. Low Volatility Index Fund (three of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2025, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity SAI Emerging Markets Low Volatility Index Fund	$104,065,999
Fidelity SAI U.S. Low Volatility Index Fund	$483,350,953
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity SAI Emerging Markets Low Volatility Index Fund
December 2024	0%
Fidelity SAI International Low Volatility Index Fund
December 2024	0%
Fidelity SAI U.S. Low Volatility Index Fund
December 2024	86%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity SAI Emerging Markets Low Volatility Index Fund
December 2024	46.12%
Fidelity SAI International Low Volatility Index Fund
December 2024	95.57%
Fidelity SAI U.S. Low Volatility Index Fund
December 2024	90.77%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:
Fidelity SAI Emerging Markets Low Volatility Index Fund
December 2024	0.00%
Fidelity SAI International Low Volatility Index Fund
December 2024	0.00%
Fidelity SAI U.S. Low Volatility Index Fund
December 2024	5.89%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends

Fidelity SAI Emerging Markets Low Volatility Index Fund	$2,772,157
Fidelity SAI International Low Volatility Index Fund	$3,167,569
Fidelity SAI U.S. Low Volatility Index Fund	$1,843,415

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity SAI Emerging Markets Low Volatility Index Fund	12/16/2024	$0.7254	$0.2226
Fidelity SAI International Low Volatility Index Fund	12/16/2024	$0.2499	$0.0269

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Emerging Markets Low Volatility Index Fund
Fidelity SAI International Low Volatility Index Fund
Fidelity SAI U.S. Low Volatility Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the funds, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the securities market index each fund seeks to track (benchmark index). The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of each fund compared to its benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of each fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of each fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to each fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of each fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of each fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the management fee rate of each fund ranked equal to or below the competitive median of the total peer group for 2024. The information provided to the Board indicated that the management fee rate of Fidelity SAI Emerging Markets Low Volatility Index Fund and Fidelity SAI International Low Volatility Index Fund ranked below the competitive median of the asset-sized peer group for 2024 and the management fee rate of Fidelity SAI U.S. Low Volatility Index Fund ranked above the competitive median of the asset-sized peer group for 2024.  Further, the information provided to the Board indicated that the total expense ratio of Fidelity SAI Emerging Markets Low Volatility Index Fund ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. The information provided to the Board indicated that the total expense ratio of Fidelity SAI International Low Volatility Index Fund ranked above the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. The information provided to the Board indicated that the total expense ratio of Fidelity U.S. Low Volatility Index Fund ranked below the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024.
For Fidelity SAI U.S. Low Volatility Index Fund, the Board noted that the fund has a unitary fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The total expense ratio for the fund was below the total peer group competitive median. The Board noted that, although total expenses ranked above the asset-sized peer group median, Fidelity believes the fees charged are reasonable for the overall value of services shareholders receive.
For Fidelity SAI Emerging Markets Low Volatility Index Fund, the Board noted that the fund's total peer group contains emerging markets funds in addition to developed markets funds that may not be directly comparable. The Board also noted that, although total expenses ranked above median, Fidelity believes the fees charged are reasonable for the overall value of services shareholders receive.
For Fidelity SAI International Low Volatility Index Fund, the Board noted that the fund has a flat fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The total expense ratio for the fund was below the competitive medians.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse each fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.25% for Fidelity SAI Emerging Markets Low Volatility Index Fund, 0.20% for Fidelity SAI International Low Volatility Index Fund, and 0.15% for Fidelity SAI U.S. Low Volatility Index Fund through February 28, 2026.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode other than the funds, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies .
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9867660.110
SV1-SV2-ANN-1225
Fidelity® SAI International Value Index Fund

Annual Report
October 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI International Value Index Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
AUSTRALIA - 5.4%
Consumer Staples - 0.1%
Beverages - 0.1%
Treasury Wine Estates Ltd	1,999,532	7,836,680
Financials - 0.4%
Insurance - 0.4%
QBE Insurance Group Ltd	3,551,943	46,108,880
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Sonic Healthcare Ltd	1,217,911	16,856,626
Materials - 4.7%
Metals & Mining - 4.7%
BHP Group Ltd	5,322,440	151,733,309
Fortescue Ltd	4,097,113	57,072,977
Rio Tinto Ltd	914,758	79,526,171
Rio Tinto PLC	2,626,938	189,376,034
South32 Ltd	11,097,948	22,951,531
		500,660,022
TOTAL AUSTRALIA		571,462,208
AUSTRIA - 0.5%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
OMV AG	354,848	19,411,879
Financials - 0.1%
Banks - 0.1%
Raiffeisen Bank International AG	316,126	11,784,134
Materials - 0.1%
Metals & Mining - 0.1%
voestalpine AG	259,591	9,239,838
Utilities - 0.1%
Electric Utilities - 0.1%
Verbund AG Class A	205,552	15,862,431
TOTAL AUSTRIA		56,298,282
BELGIUM - 1.6%
Consumer Staples - 1.4%
Beverages - 1.4%
Anheuser-Busch InBev SA/NV	2,435,783	148,527,310
Financials - 0.1%
Financial Services - 0.1%
Sofina SA	37,929	10,422,577
Industrials - 0.1%
Construction & Engineering - 0.1%
Ackermans & van Haaren NV	53,010	13,198,027
TOTAL BELGIUM		172,147,914
CHINA - 0.7%
Consumer Staples - 0.1%
Food Products - 0.1%
Wilmar International Ltd	6,469,500	15,557,418
Financials - 0.5%
Banks - 0.5%
BOC Hong Kong Holdings Ltd	8,858,000	43,523,102
Utilities - 0.1%
Gas Utilities - 0.1%
ENN Energy Holdings Ltd	1,812,000	15,775,177
TOTAL CHINA		74,855,697
FINLAND - 0.8%
Information Technology - 0.8%
Communications Equipment - 0.8%
Nokia Oyj	12,637,744	86,205,861
FRANCE - 12.9%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Orange SA	4,522,925	72,350,413
Consumer Discretionary - 0.6%
Automobile Components - 0.5%
Cie Generale des Etablissements Michelin SCA Series B	1,739,120	55,556,928
Hotels, Restaurants & Leisure - 0.1%
Sodexo SA	203,482	11,267,471
TOTAL CONSUMER DISCRETIONARY		66,824,399

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Carrefour SA	1,378,976	20,768,686
Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
TotalEnergies SE	4,511,796	281,694,149
Financials - 3.3%
Banks - 3.3%
BNP Paribas SA	2,507,910	194,257,724
Credit Agricole SA	2,758,901	49,801,963
Societe Generale SA Series A	1,722,022	109,211,763
		353,271,450
Industrials - 3.7%
Building Products - 1.0%
Cie de Saint-Gobain SA	1,131,419	109,817,866
Commercial Services & Supplies - 0.1%
Elis SA	513,209	14,291,857
Construction & Engineering - 2.0%
Bouygues SA	462,738	20,870,962
Eiffage SA	176,290	21,681,511
Vinci SA	1,235,229	165,170,264
		207,722,737
Ground Transportation - 0.1%
Ayvens SA (b)(c)	624,082	8,322,858
Machinery - 0.2%
Alstom SA (d)	819,751	20,499,997
Professional Services - 0.1%
Teleperformance SE (e)	131,313	9,378,137
Trading Companies & Distributors - 0.2%
Rexel SA	552,670	19,111,052
TOTAL INDUSTRIALS		389,144,504

Information Technology - 0.6%
IT Services - 0.6%
Capgemini SE	380,013	58,463,269
Materials - 0.0%
Chemicals - 0.0%
Arkema SA	153,693	9,123,443
Real Estate - 0.2%
Retail REITs - 0.2%
Klepierre SA	544,304	20,791,771
Utilities - 1.0%
Multi-Utilities - 1.0%
Engie SA	4,320,777	101,162,182
TOTAL FRANCE		1,373,594,266
GERMANY - 9.2%
Communication Services - 2.4%
Diversified Telecommunication Services - 2.4%
Deutsche Telekom AG	7,808,225	241,861,218
Consumer Discretionary - 2.0%
Automobile Components - 0.2%
Continental AG	266,144	20,087,357
Automobiles - 1.8%
Bayerische Motoren Werke AG	773,746	71,990,804
Mercedes-Benz Group AG	1,779,605	115,468,909
		187,459,713
Hotels, Restaurants & Leisure - 0.0%
TUI AG (d)	1,112,875	9,469,300
TOTAL CONSUMER DISCRETIONARY		217,016,370

Health Care - 1.9%
Health Care Providers & Services - 0.8%
Fresenius Medical Care AG	513,354	27,560,568
Fresenius SE & Co KGaA	1,013,195	58,416,319
		85,976,887
Pharmaceuticals - 1.1%
Bayer AG	2,420,908	75,301,109
Merck KGaA	318,481	41,718,981
		117,020,090
TOTAL HEALTH CARE		202,996,977

Industrials - 1.9%
Aerospace & Defense - 0.0%
Tkms AG& Co KGaA	60,595	5,709,814
Air Freight & Logistics - 1.0%
Deutsche Post AG	2,365,651	108,693,100
Machinery - 0.6%
Daimler Truck Holding AG	1,229,342	49,184,107
KION Group AG	171,351	12,146,725
		61,330,832
Passenger Airlines - 0.1%
Deutsche Lufthansa AG	1,476,458	12,923,768
Trading Companies & Distributors - 0.2%
Brenntag SE	302,427	16,784,728
TOTAL INDUSTRIALS		205,442,242

Materials - 0.2%
Chemicals - 0.1%
Evonik Industries AG	620,096	10,385,370
Metals & Mining - 0.1%
thyssenkrupp AG	1,211,904	12,678,275
TOTAL MATERIALS		23,063,645

Utilities - 0.8%
Independent Power and Renewable Electricity Producers - 0.8%
RWE AG	1,649,688	81,215,022
TOTAL GERMANY		971,595,474
HONG KONG - 0.9%
Industrials - 0.2%
Ground Transportation - 0.1%
MTR Corp Ltd	3,988,000	14,626,764
Industrial Conglomerates - 0.1%
Swire Pacific Ltd A Shares	1,139,400	9,413,681
TOTAL INDUSTRIALS		24,040,445

Real Estate - 0.7%
Real Estate Management & Development - 0.7%
CK Asset Holdings Ltd	4,829,500	23,890,970
Sun Hung Kai Properties Ltd	3,784,500	46,000,094
		69,891,064
TOTAL HONG KONG		93,931,509
INDONESIA - 0.3%
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Jardine Matheson Holdings Ltd (Singapore)	508,933	29,899,814
IRELAND - 0.5%
Financials - 0.5%
Banks - 0.5%
AIB Group PLC	5,265,463	48,462,849
ISRAEL - 0.2%
Information Technology - 0.2%
Software - 0.2%
Nice Ltd (d)	155,862	21,123,129
ITALY - 1.4%
Financials - 0.9%
Banks - 0.9%
Banca Monte dei Paschi di Siena SpA	5,818,817	50,866,339
BPER Banca SPA	3,411,450	40,718,012
		91,584,351
Industrials - 0.5%
Machinery - 0.1%
Iveco Group NV	467,833	9,943,728
Passenger Airlines - 0.4%
Ryanair Holdings PLC	1,306,741	39,562,385
TOTAL INDUSTRIALS		49,506,113

Utilities - 0.0%
Multi-Utilities - 0.0%
A2A SpA	3,860,083	11,238,994
TOTAL ITALY		152,329,458
JAPAN - 26.3%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
NTT Inc	72,121,600	74,231,433
Consumer Discretionary - 5.7%
Automobile Components - 1.5%
Aisin Corp	1,384,100	24,918,470
Bridgestone Corp	1,442,100	62,955,077
Denso Corp	4,806,100	67,408,897
Toyo Tire Corp	300,000	8,224,645
		163,507,089
Automobiles - 3.3%
Honda Motor Co Ltd	10,018,500	101,259,456
Isuzu Motors Ltd	1,371,500	16,864,529
Mazda Motor Corp	1,479,100	10,288,723
Subaru Corp	1,427,100	30,358,879
Suzuki Motor Corp	4,841,200	72,503,339
Toyota Motor Corp	4,904,400	99,986,673
Yamaha Motor Co Ltd	2,508,900	18,152,122
		349,413,721
Broadline Retail - 0.2%
Rakuten Group Inc (d)	3,733,500	24,456,350
Household Durables - 0.7%
Panasonic Holdings Corp	6,048,500	70,278,939
TOTAL CONSUMER DISCRETIONARY		607,656,099

Consumer Staples - 0.4%
Beverages - 0.4%
Asahi Group Holdings Ltd	3,748,100	40,397,080
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Inpex Corp	2,265,000	41,755,012
Financials - 3.3%
Banks - 0.5%
Sumitomo Mitsui Trust Group Inc	1,757,700	48,277,985
Capital Markets - 0.5%
Nomura Holdings Inc	7,250,005	51,736,789
Consumer Finance - 0.0%
Credit Saison Co Ltd	365,600	8,936,573
Financial Services - 0.7%
ORIX Corp	2,843,900	69,567,620
Insurance - 1.6%
Dai-ichi Life Holdings Inc	9,119,500	64,205,162
Japan Post Holdings Co Ltd	4,249,100	39,882,701
Ms&Ad Insurance Group Holdings Inc	3,210,400	66,180,669
		170,268,532
TOTAL FINANCIALS		348,787,499

Health Care - 1.2%
Health Care Providers & Services - 0.1%
Medipal Holdings Corp	507,800	8,270,573
Pharmaceuticals - 1.1%
Ono Pharmaceutical Co Ltd	1,155,200	14,097,380
Shionogi & Co Ltd	1,973,000	33,030,563
Takeda Pharmaceutical Co Ltd	2,715,000	73,271,089
		120,399,032
TOTAL HEALTH CARE		128,669,605

Industrials - 7.9%
Air Freight & Logistics - 0.1%
NIPPON EXPRESS HOLDINGS INC	578,800	12,307,622
Commercial Services & Supplies - 0.3%
Dai Nippon Printing Co Ltd	1,072,700	17,954,900
TOPPAN Holdings Inc	660,900	16,210,512
		34,165,412
Ground Transportation - 0.5%
Central Japan Railway Co	2,385,900	58,304,454
Machinery - 1.1%
Komatsu Ltd	2,287,000	76,502,379
Kubota Corp	2,495,750	32,397,300
		108,899,679
Marine Transportation - 0.8%
Kawasaki Kisen Kaisha Ltd	1,575,100	22,618,236
Mitsui OSK Lines Ltd	894,100	26,589,191
Nippon Yusen KK	1,069,700	37,003,249
		86,210,676
Passenger Airlines - 0.1%
ANA Holdings Inc	393,800	7,382,313
Trading Companies & Distributors - 5.0%
Marubeni Corp	3,356,600	82,766,076
Mitsubishi Corp	6,087,700	146,181,846
Mitsui & Co Ltd	6,216,900	153,375,212
Sumitomo Corp	2,984,400	86,873,132
Toyota Tsusho Corp	1,746,200	53,447,702
		522,643,968
TOTAL INDUSTRIALS		829,914,124

Information Technology - 3.5%
Electronic Equipment, Instruments & Components - 1.2%
Kyocera Corp	3,461,600	46,046,850
TDK Corp	4,710,300	82,299,391
		128,346,241
Semiconductors & Semiconductor Equipment - 0.7%
Renesas Electronics Corp	4,609,600	56,926,595
SCREEN Holdings Co Ltd	232,800	22,183,298
		79,109,893
Technology Hardware, Storage & Peripherals - 1.6%
Brother Industries Ltd	635,200	10,838,092
Canon Inc	2,234,900	64,287,273
FUJIFILM Holdings Corp	2,850,300	66,060,524
Ricoh Co Ltd	1,403,900	12,061,278
Seiko Epson Corp	773,300	9,817,413
		163,064,580
TOTAL INFORMATION TECHNOLOGY		370,520,714

Materials - 1.3%
Chemicals - 0.5%
Asahi Kasei Corp	3,365,500	25,823,787
Kuraray Co Ltd	800,500	8,687,536
Mitsubishi Chemical Group Corp	3,526,200	18,444,422
		52,955,745
Metals & Mining - 0.8%
JFE Holdings Inc	1,575,700	18,082,055
Kobe Steel Ltd	976,700	11,512,397
Nippon Steel Corp (e)	13,241,800	54,583,107
		84,177,559
TOTAL MATERIALS		137,133,304

Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Daiwa House Industry Co Ltd	1,495,100	50,768,011
Utilities - 1.4%
Electric Utilities - 0.8%
Chubu Electric Power Co Inc	1,867,900	25,998,608
Kansai Electric Power Co Inc/The	2,527,600	39,486,063
Kyushu Electric Power Co Inc	1,168,500	11,487,103
Tohoku Electric Power Co Inc	1,239,200	8,491,306
		85,463,080
Gas Utilities - 0.6%
Osaka Gas Co Ltd	980,500	30,844,618
Tokyo Gas Co Ltd	786,400	27,565,588
		58,410,206
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	415,000	7,891,489
TOTAL UTILITIES		151,764,775

TOTAL JAPAN		2,781,597,656
LUXEMBOURG - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
ArcelorMittal SA	1,050,756	40,161,864
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Fresnillo PLC	453,967	13,251,484
NETHERLANDS - 2.1%
Consumer Staples - 1.0%
Beverages - 0.1%
Heineken Holding NV Class A	276,810	18,697,212
Consumer Staples Distribution & Retail - 0.9%
Koninklijke Ahold Delhaize NV	2,249,670	92,080,347
TOTAL CONSUMER STAPLES		110,777,559

Financials - 1.0%
Banks - 0.4%
ABN AMRO Bank NV depository receipt (b)(c)	1,416,443	42,302,299
Financial Services - 0.2%
EXOR NV	230,407	19,971,513
Insurance - 0.4%
NN Group NV	662,875	45,370,053
TOTAL FINANCIALS		107,643,865

Industrials - 0.1%
Machinery - 0.1%
Aalberts NV	250,694	7,969,584
TOTAL NETHERLANDS		226,391,008
NORWAY - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Equinor ASA	2,079,177	49,799,006
SINGAPORE - 2.6%
Financials - 2.1%
Banks - 2.1%
Oversea-Chinese Banking Corp Ltd	9,457,086	123,735,537
United Overseas Bank Ltd	3,550,600	94,575,370
		218,310,907
Industrials - 0.1%
Passenger Airlines - 0.1%
Singapore Airlines Ltd	3,441,400	17,529,565
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
STMicroelectronics NV (Italy)	1,594,375	39,208,532
TOTAL SINGAPORE		275,049,004
SPAIN - 6.2%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Telefonica SA	9,780,767	49,599,977
Financials - 5.7%
Banks - 5.7%
Banco Bilbao Vizcaya Argentaria SA	13,696,547	275,931,828
Banco de Sabadell SA	13,031,358	48,711,789
Banco Santander SA	27,802,648	282,844,372
		607,487,989
TOTAL SPAIN		657,087,966
SWEDEN - 4.7%
Financials - 2.0%
Banks - 0.6%
Swedbank AB A1 Shares	2,231,610	67,886,139
Financial Services - 1.4%
Investor AB B Shares	4,489,654	148,178,313
TOTAL FINANCIALS		216,064,452

Industrials - 1.4%
Commercial Services & Supplies - 0.1%
Loomis AB	168,799	6,822,854
Construction & Engineering - 0.2%
Skanska AB B Shares	878,047	23,993,158
Machinery - 1.1%
Volvo AB B Shares	4,160,191	113,968,628
TOTAL INDUSTRIALS		144,784,640

Information Technology - 1.2%
Communications Equipment - 0.7%
Telefonaktiebolaget LM Ericsson B Shares	7,202,962	73,080,299
Electronic Equipment, Instruments & Components - 0.5%
Hexagon AB B Shares	4,538,953	55,328,114
TOTAL INFORMATION TECHNOLOGY		128,408,413

Materials - 0.1%
Metals & Mining - 0.1%
SSAB AB B Shares	2,038,049	12,678,476
TOTAL SWEDEN		501,935,981
SWITZERLAND - 0.2%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Avolta AG	245,502	12,941,397
Industrials - 0.1%
Professional Services - 0.1%
Adecco Group AG	415,041	11,562,869
TOTAL SWITZERLAND		24,504,266
UNITED KINGDOM - 11.8%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.3%
BT Group PLC	13,999,514	34,161,583
Media - 0.2%
ITV PLC	8,334,903	7,626,370
WPP PLC	2,658,405	10,045,245
		17,671,615
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC	50,000,867	60,529,799
TOTAL COMMUNICATION SERVICES		112,362,997

Consumer Discretionary - 0.7%
Broadline Retail - 0.1%
B&M European Value Retail SA	2,471,154	5,832,076
Distributors - 0.1%
Inchcape PLC	912,915	9,162,625
Household Durables - 0.3%
Barratt Redrow PLC	3,540,532	17,502,454
Berkeley Group Holdings PLC	237,519	12,582,504
		30,084,958
Specialty Retail - 0.2%
JD Sports Fashion PLC	5,862,035	7,175,750
Kingfisher PLC	4,313,617	17,494,236
		24,669,986
TOTAL CONSUMER DISCRETIONARY		69,749,645

Consumer Staples - 2.6%
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	4,180,527	18,760,530
Food Products - 0.2%
Associated British Foods PLC	706,269	21,293,597
Tobacco - 2.2%
British American Tobacco PLC	3,129,923	160,300,725
Imperial Brands PLC	1,874,088	74,465,639
		234,766,364
TOTAL CONSUMER STAPLES		274,820,491

Financials - 5.7%
Banks - 4.1%
Barclays PLC	34,708,964	186,165,805
HSBC Holdings PLC	6,978,158	97,690,386
NatWest Group PLC	19,911,126	153,286,144
		437,142,335
Capital Markets - 1.4%
3i Group PLC	2,398,703	138,814,430
Investec PLC	1,560,924	11,749,857
		150,564,287
Insurance - 0.2%
Beazley PLC	1,522,393	18,609,699
TOTAL FINANCIALS		606,316,321

Industrials - 1.0%
Industrial Conglomerates - 0.6%
CK Hutchison Holdings Ltd	6,701,000	44,437,516
DCC PLC	240,370	15,820,280
		60,257,796
Passenger Airlines - 0.4%
easyJet PLC	1,587,718	10,105,629
International Consolidated Airlines Group SA	5,712,850	31,363,274
		41,468,903
TOTAL INDUSTRIALS		101,726,699

Real Estate - 0.4%
Diversified REITs - 0.3%
British Land Co PLC/The	2,463,601	12,285,498
Land Securities Group PLC	1,835,713	14,987,946
		27,273,444
Industrial REITs - 0.1%
Tritax Big Box REIT PLC	6,112,933	12,053,871
Residential REITs - 0.0%
UNITE Group PLC/The	1,025,055	7,635,305
TOTAL REAL ESTATE		46,962,620

Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.0%
Drax Group PLC	857,516	8,127,833
Multi-Utilities - 0.3%
Centrica PLC	11,853,783	27,921,160
TOTAL UTILITIES		36,048,993

TOTAL UNITED KINGDOM		1,247,987,766
UNITED STATES - 8.8%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Stellantis NV (Italy)	4,995,594	50,545,229
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Shell PLC	4,383,463	164,333,509
Health Care - 5.3%
Pharmaceuticals - 5.3%
GSK PLC	10,038,122	235,027,108
Novartis AG	473,901	58,650,779
Sanofi SA	2,616,668	264,709,583
		558,387,470
Industrials - 0.4%
Electrical Equipment - 0.1%
Signify NV (b)(c)	316,268	7,575,272
Marine Transportation - 0.3%
AP Moller - Maersk A/S Series B	17,233	35,429,814
TOTAL INDUSTRIALS		43,005,086

Materials - 1.1%
Construction Materials - 1.1%
Buzzi SpA	213,603	12,839,825
Holcim AG	1,216,010	108,104,791
		120,944,616
TOTAL UNITED STATES		937,215,910
TOTAL COMMON STOCKS (Cost $8,714,111,627)		10,406,888,372

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (g) (Cost $2,653,355)	4.15	2,657,000	2,654,149

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.18	151,438,893	151,469,181
Fidelity Securities Lending Cash Central Fund (h)(i)	4.18	52,829,703	52,834,985
TOTAL MONEY MARKET FUNDS (Cost $204,304,166)			204,304,166

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,921,069,148)	10,613,846,687
NET OTHER ASSETS (LIABILITIES) - 0.0%	3,237,855
NET ASSETS - 100.0%	10,617,084,542

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,499	12/19/2025	210,392,145	1,124,328	1,124,328

The notional amount of futures purchased as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,200,429 or 0.5% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $58,200,429 or 0.5% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,654,149.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	72,765,742	2,196,571,495	2,117,866,793	2,787,237	(1,263)	-	151,469,181	151,438,893	0.3%
Fidelity Securities Lending Cash Central Fund	53,965,648	712,757,707	713,888,370	905,435	-	-	52,834,985	52,829,703	0.2%
Total	126,731,390	2,909,329,202	2,831,755,163	3,692,672	(1,263)	-	204,304,166

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	550,406,038	41,787,953	508,618,085	-
Consumer Discretionary	1,024,733,139	445,850,141	578,882,998	-
Consumer Staples	618,685,224	214,622,864	404,062,360	-
Energy	556,993,555	61,166,891	495,826,664	-
Financials	2,709,768,376	1,268,845,270	1,440,923,106	-
Health Care	906,910,678	99,717,455	807,193,223	-
Industrials	1,867,723,712	1,007,459,917	860,263,795	-
Information Technology	703,929,918	225,565,865	478,364,053	-
Materials	866,256,692	339,507,920	526,748,772	-
Real Estate	188,413,466	188,413,466	-	-
Utilities	413,067,574	230,690,370	182,377,204	-

U.S. Treasury Obligations	2,654,149	-	2,654,149	-

Money Market Funds	204,304,166	204,304,166	-	-
Total Investments in Securities:	10,613,846,687	4,327,932,278	6,285,914,409	-
Derivative Instruments:

Assets
Futures Contracts	1,124,328	1,124,328	-	-
Total Assets	1,124,328	1,124,328	-	-
Total Derivative Instruments:	1,124,328	1,124,328	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,124,328	-
Total Equity Risk	1,124,328	-
Total Value of Derivatives	1,124,328	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $50,135,538) - See accompanying schedule:
Unaffiliated issuers (cost $8,716,764,982)	$10,409,542,521
Fidelity Central Funds (cost $204,304,166)	204,304,166

Total Investment in Securities (cost $8,921,069,148)		$10,613,846,687
Segregated cash with brokers for derivative instruments		3,773,762
Foreign currency held at value (cost $2,063,740)		2,048,866
Receivable for fund shares sold		133,884
Dividends receivable		37,545,918
Reclaims receivable		14,214,095
Distributions receivable from Fidelity Central Funds		779,295
Prepaid expenses		8,304
Other receivables		36,972
Total assets		10,672,387,783
Liabilities
Payable for fund shares redeemed	$293,820
Accrued management fee	1,248,693
Payable for daily variation margin on futures contracts	577,377
Other payables and accrued expenses	348,365
Collateral on securities loaned	52,834,986
Total liabilities		55,303,241
Net Assets		$10,617,084,542
Net Assets consist of:
Paid in capital		$8,331,657,523
Total accumulated earnings (loss)		2,285,427,019
Net Assets		$10,617,084,542
Net Asset Value, offering price and redemption price per share ($10,617,084,542 ÷ 845,752,017 shares)		$12.55
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends:
Unaffiliated issuers		$353,136,981
Interest		181,749
Income from Fidelity Central Funds (including $905,435 from security lending)		3,692,672
Income before foreign taxes withheld		$357,011,402
Less foreign taxes withheld		(16,590,715)
Total income		340,420,687
Expenses
Management fee	$12,087,246
Custodian fees and expenses	575,688
Independent trustees' fees and expenses	18,647
Registration fees	249,506
Audit fees	67,482
Legal	6,223
Interest	34,521
Miscellaneous	24,849
Total expenses		13,064,162
Net Investment income (loss)		327,356,525
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	610,217,854
Fidelity Central Funds	(1,263)
Foreign currency transactions	2,355,970
Futures contracts	14,684,035
Total net realized gain (loss)		627,256,596
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,259,059,482
Assets and liabilities in foreign currencies	1,119,414
Futures contracts	3,432,001
Total change in net unrealized appreciation (depreciation)		1,263,610,897
Net gain (loss)		1,890,867,493
Net increase (decrease) in net assets resulting from operations		$2,218,224,018
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$327,356,525	$229,007,069
Net realized gain (loss)	627,256,596	281,401,824
Change in net unrealized appreciation (depreciation)	1,263,610,897	291,384,697
Net increase (decrease) in net assets resulting from operations	2,218,224,018	801,793,590
Distributions to shareholders	(272,726,527)	(235,417,408)

Share transactions
Proceeds from sales of shares	2,279,389,433	1,838,610,166
Reinvestment of distributions	268,756,776	230,467,224
Cost of shares redeemed	(153,949,989)	(117,491,924)

Net increase (decrease) in net assets resulting from share transactions	2,394,196,220	1,951,585,466
Total increase (decrease) in net assets	4,339,693,711	2,517,961,648

Net Assets
Beginning of period	6,277,390,831	3,759,429,183
End of period	$10,617,084,542	$6,277,390,831

Other Information
Shares
Sold	202,708,491	188,556,279
Issued in reinvestment of distributions	28,053,943	25,607,469
Redeemed	(14,689,276)	(11,985,624)
Net increase (decrease)	216,073,158	202,178,124

Financial Highlights
Fidelity® SAI International Value Index Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.97	$8.79	$7.65	$10.03	$7.16
Income from Investment Operations
Net investment income (loss) A,B	.45	.43	.39	.42	.38
Net realized and unrealized gain (loss)	2.53	1.30	1.14	(1.99)	2.63
Total from investment operations	2.98	1.73	1.53	(1.57)	3.01
Distributions from net investment income	(.40)	(.55)	(.39)	(.46)	(.14)
Distributions from net realized gain	-	-	-	(.35)	-
Total distributions	(.40)	(.55)	(.39)	(.81)	(.14)
Net asset value, end of period	$12.55	$9.97	$8.79	$7.65	$10.03
Total Return C	31.13%	20.34%	20.25%	(16.93)%	42.33%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.16%	.16%	.17%	.16%	.17%
Expenses net of fee waivers, if any	.16%	.16%	.17%	.16%	.17%
Expenses net of all reductions, if any	.16%	.16%	.17%	.16%	.17%
Net investment income (loss)	4.04%	4.36%	4.33%	4.82%	3.84%
Supplemental Data
Net assets, end of period (000 omitted)	$10,617,085	$6,277,391	$3,759,429	$4,148,718	$5,985,049
Portfolio turnover rate F	58%	59%	62%	79%	60%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity SAI International Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), certain corporate actions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,861,062,737
Gross unrealized depreciation	(291,771,951)
Net unrealized appreciation (depreciation)	$1,569,290,786
Tax Cost	$9,044,555,901

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$391,911,417
Undistributed long-term capital gain	$324,726,647
Net unrealized appreciation (depreciation) on securities and other investments	$1,568,788,955

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$272,726,527	$ 235,417,408

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Value Index Fund	6,995,159,960	4,665,503,092
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI International Value Index Fund	Borrower	9,065,900	4.57%	34,521

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI International Value Index Fund	10,532
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International Value Index Fund	95,667	-	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI International Value Index Fund	82%	15%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Value Index Fund	97%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI International Value Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI International Value Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 10, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2025, $324,726,647, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $3,317,817 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 77.98% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.3999 and $0.0054 for the dividend paid December 16, 2024.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI International Value Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. The Board noted that the fund has a flat fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The total expense ratio for the fund was below the competitive medians.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.20% through February 28, 2026.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode other than the fund, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9885501.107
IIV-ANN-1225
Fidelity® SAI International Index Fund

Annual Report
October 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI International Index Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
AUSTRALIA - 6.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	1,548,719	4,945,035
Interactive Media & Services - 0.1%
CAR Group Ltd	146,861	3,430,454
REA Group Ltd	20,539	2,863,646
		6,294,100
TOTAL COMMUNICATION SERVICES		11,239,135

Consumer Discretionary - 0.5%
Broadline Retail - 0.3%
Wesfarmers Ltd	441,044	24,240,307
Hotels, Restaurants & Leisure - 0.2%
Aristocrat Leisure Ltd	218,191	9,043,996
Lottery Corp/The	865,069	3,113,081
		12,157,077
TOTAL CONSUMER DISCRETIONARY		36,397,384

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	521,312	7,521,132
Woolworths Group Ltd	474,786	8,825,637
		16,346,769
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Santos Ltd	1,262,281	5,211,495
Woodside Energy Group Ltd	737,969	11,959,123
		17,170,618
Financials - 2.8%
Banks - 2.2%
ANZ Group Holdings Ltd	1,159,576	27,806,743
Commonwealth Bank of Australia	650,409	73,043,566
National Australia Bank Ltd	1,190,480	33,940,669
Westpac Banking Corp	1,330,013	33,712,614
		168,503,592
Capital Markets - 0.3%
ASX Ltd	75,516	2,789,201
Macquarie Group Ltd	140,727	20,124,497
		22,913,698
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd (b)	133,310	3,279,650
Insurance - 0.3%
Insurance Australia Group Ltd	919,292	4,727,733
Medibank Pvt Ltd	1,070,372	3,417,681
QBE Insurance Group Ltd	586,883	7,618,511
Suncorp Group Ltd	420,868	5,402,837
		21,166,762
TOTAL FINANCIALS		215,863,702

Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	25,417	4,775,569
Health Care Providers & Services - 0.1%
Sigma Healthcare Ltd	1,794,632	3,651,848
Sonic Healthcare Ltd	182,486	2,525,717
		6,177,565
Health Care Technology - 0.0%
Pro Medicus Ltd	22,330	3,851,479
TOTAL HEALTH CARE		14,804,613

Industrials - 0.4%
Commercial Services & Supplies - 0.1%
Brambles Ltd	531,296	8,642,007
Passenger Airlines - 0.0%
Qantas Airways Ltd	288,179	1,923,265
Professional Services - 0.1%
Computershare Ltd	202,317	4,840,991
Trading Companies & Distributors - 0.0%
SGH Ltd	79,092	2,509,870
Transportation Infrastructure - 0.2%
Transurban Group unit	1,208,105	11,445,906
TOTAL INDUSTRIALS		29,362,039

Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	78,033	3,529,059
Materials - 1.9%
Metals & Mining - 1.9%
BHP Group Ltd	1,972,838	56,242,107
BlueScope Steel Ltd	170,470	2,554,231
Evolution Mining Ltd	789,834	5,612,322
Fortescue Ltd	658,170	9,168,339
Glencore PLC	3,939,986	18,874,777
Northern Star Resources Ltd	527,459	8,493,315
Rio Tinto Ltd	144,277	12,542,987
Rio Tinto PLC	438,652	31,622,435
South32 Ltd	1,750,385	3,619,950
		148,730,463
Real Estate - 0.4%
Diversified REITs - 0.1%
Stockland unit	961,360	3,969,102
Industrial REITs - 0.2%
Goodman Group unit	789,428	17,060,746
Retail REITs - 0.1%
Scentre Group unit	2,024,402	5,390,985
Vicinity Ltd unit	1,543,068	2,544,266
		7,935,251
TOTAL REAL ESTATE		28,965,099

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	669,564	5,366,673
Gas Utilities - 0.0%
Apa Group unit	525,082	3,153,891
TOTAL UTILITIES		8,520,564

TOTAL AUSTRALIA		530,929,445
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	57,239	3,131,246
Financials - 0.3%
Banks - 0.3%
Erste Group Bank AG	119,663	12,379,178
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	171,560	1,916,167
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	26,465	2,042,302
TOTAL AUSTRIA		19,468,893
BELGIUM - 0.8%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	8,347	1,524,955
Consumer Staples - 0.4%
Beverages - 0.4%
Anheuser-Busch InBev SA/NV	384,175	23,425,929
Food Products - 0.0%
Lotus Bakeries NV	159	1,387,364
TOTAL CONSUMER STAPLES		24,813,293

Financials - 0.2%
Banks - 0.1%
KBC Group NV	89,256	10,725,337
Financial Services - 0.1%
Groupe Bruxelles Lambert NV	31,062	2,730,026
Sofina SA	5,990	1,646,002
		4,376,028
Insurance - 0.0%
Ageas SA/NV	57,990	3,836,741
TOTAL FINANCIALS		18,938,106

Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	49,138	12,602,159
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	28,273	2,334,667
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	16,957	2,042,503
TOTAL BELGIUM		62,255,683
BRAZIL - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Yara International ASA	64,351	2,345,523
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	153,265	5,617,504
CHINA - 0.6%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Prosus NV Class N	508,532	35,128,535
Consumer Staples - 0.0%
Food Products - 0.0%
Wilmar International Ltd	746,600	1,795,373
Financials - 0.1%
Banks - 0.1%
BOC Hong Kong Holdings Ltd	1,438,000	7,065,502
Industrials - 0.0%
Machinery - 0.0%
Yangzijiang Shipbuildling (Holdings) Ltd	1,004,000	2,715,181
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	525,000	1,933,647
TOTAL INDUSTRIALS		4,648,828

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Wharf Holdings Ltd/The	416,000	1,093,194
TOTAL CHINA		49,731,432
DENMARK - 1.7%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	30,704	4,111,591
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	36,538	4,295,039
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S	259,624	11,592,808
Insurance - 0.0%
Tryg A/S	130,689	3,221,360
TOTAL FINANCIALS		14,814,168

Health Care - 0.9%
Biotechnology - 0.1%
Genmab A/S (c)	23,687	6,756,194
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	49,018	4,433,405
Demant A/S (c)	33,237	1,105,001
		5,538,406
Pharmaceuticals - 0.8%
Novo Nordisk A/S Series B	1,251,728	61,624,716
TOTAL HEALTH CARE		73,919,316

Industrials - 0.3%
Air Freight & Logistics - 0.2%
DSV A/S	79,434	16,857,940
Building Products - 0.0%
ROCKWOOL A/S Series B	37,472	1,283,393
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	392,495	8,027,350
TOTAL INDUSTRIALS		26,168,683

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	136,953	8,184,691
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (c)(d)(e)	205,398	3,671,133
TOTAL DENMARK		135,164,621
FINLAND - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	55,281	2,436,639
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	106,155	2,239,179
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	164,429	3,402,995
Financials - 0.5%
Banks - 0.4%
Nordea Bank Abp	1,213,743	20,763,276
Insurance - 0.1%
Sampo Oyj A Shares	941,031	10,486,680
TOTAL FINANCIALS		31,249,956

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	42,296	2,951,963
Industrials - 0.3%
Machinery - 0.3%
Kone Oyj B Shares	132,102	8,819,326
Metso Oyj	257,751	4,221,744
Wartsila OYJ Abp	195,483	6,392,427
		19,433,497
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	2,014,450	13,741,171
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	226,361	2,635,241
UPM-Kymmene Oyj	205,110	5,503,859
		8,139,100
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	174,366	3,887,011
TOTAL FINLAND		87,481,511
FRANCE - 9.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Orange SA	723,701	11,576,594
Entertainment - 0.0%
Bollore SE	273,258	1,521,309
Media - 0.1%
Publicis Groupe SA	88,957	8,916,081
TOTAL COMMUNICATION SERVICES		22,013,984

Consumer Discretionary - 1.6%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	260,582	8,324,403
Automobiles - 0.0%
Renault SA	74,708	2,901,980
Hotels, Restaurants & Leisure - 0.1%
Accor SA	76,167	3,876,100
FDJ UNITED	43,204	1,258,921
Sodexo SA	34,386	1,904,067
		7,039,088
Textiles, Apparel & Luxury Goods - 1.4%
Hermes International SCA	12,309	30,489,945
Kering SA	28,933	10,274,602
LVMH Moet Hennessy Louis Vuitton SE	97,193	68,698,267
		109,462,814
TOTAL CONSUMER DISCRETIONARY		127,728,285

Consumer Staples - 0.9%
Beverages - 0.1%
Pernod Ricard SA	78,438	7,681,366
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	228,941	3,448,069
Food Products - 0.3%
Danone SA	251,590	22,219,584
Personal Care Products - 0.5%
L'Oreal SA	70,150	29,274,396
L'Oreal SA	23,300	9,723,355
		38,997,751
TOTAL CONSUMER STAPLES		72,346,770

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
TotalEnergies SE	797,953	49,820,225
Financials - 1.2%
Banks - 0.8%
BNP Paribas SA	395,551	30,638,594
Credit Agricole SA	411,617	7,430,254
Societe Generale SA Series A	279,946	17,754,359
		55,823,207
Capital Markets - 0.0%
Amundi SA (d)(e)	23,951	1,775,138
Financial Services - 0.0%
Edenred SE	93,236	2,679,189
Insurance - 0.4%
AXA SA	688,867	29,888,845
TOTAL FINANCIALS		90,166,379

Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
BioMerieux	16,101	2,071,164
EssilorLuxottica SA	117,004	42,792,557
		44,863,721
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	11,349	2,710,471
Pharmaceuticals - 0.0%
Ipsen SA	14,659	2,058,018
TOTAL HEALTH CARE		49,632,210

Industrials - 2.7%
Aerospace & Defense - 1.6%
Airbus SE	230,947	56,944,871
Dassault Aviation SA	7,617	2,447,790
Safran SA	139,952	49,727,537
Thales SA	36,019	10,270,923
		119,391,121
Building Products - 0.2%
Cie de Saint-Gobain SA	174,570	16,944,125
Construction & Engineering - 0.5%
Bouygues SA	74,400	3,355,678
Eiffage SA	26,662	3,279,099
Vinci SA	192,210	25,701,612
		32,336,389
Electrical Equipment - 0.2%
Legrand SA	101,925	17,601,194
Machinery - 0.0%
Alstom SA (c)	134,680	3,368,022
Professional Services - 0.1%
Bureau Veritas SA	132,311	4,343,436
Teleperformance SE (b)	20,944	1,495,782
		5,839,218
Trading Companies & Distributors - 0.0%
Rexel SA	87,168	3,014,226
Transportation Infrastructure - 0.1%
Aeroports de Paris SA	13,462	1,844,968
Getlink SE Series A	117,570	2,145,235
		3,990,203
TOTAL INDUSTRIALS		202,484,498

Information Technology - 0.2%
IT Services - 0.1%
Capgemini SE	63,266	9,733,186
Software - 0.1%
Dassault Systemes SE	261,254	7,434,701
TOTAL INFORMATION TECHNOLOGY		17,167,887

Materials - 0.6%
Chemicals - 0.6%
Air Liquide SA	168,951	32,698,594
Air Liquide SA	55,880	10,814,955
Arkema SA	22,171	1,316,103
		44,829,652
Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	21,692	1,390,183
Office REITs - 0.0%
Gecina SA	17,895	1,661,478
Retail REITs - 0.1%
Klepierre SA	83,619	3,194,147
Unibail-Rodamco-Westfield unit	47,323	4,889,580
		8,083,727
TOTAL REAL ESTATE		11,135,388

Utilities - 0.3%
Multi-Utilities - 0.3%
Engie SA	532,774	12,473,817
Engie SA	177,100	4,146,435
Veolia Environnement SA	244,730	8,087,624
		24,707,876
TOTAL FRANCE		712,033,154
GERMANY - 9.1%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Deutsche Telekom AG	1,356,628	42,021,804
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	24,252	2,169,235
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	29,150	3,366,695
TOTAL COMMUNICATION SERVICES		47,557,734

Consumer Discretionary - 0.6%
Automobile Components - 0.0%
Continental AG	42,754	3,226,880
Automobiles - 0.4%
Bayerische Motoren Werke AG	109,045	10,145,755
Mercedes-Benz Group AG	280,682	18,211,932
		28,357,687
Specialty Retail - 0.0%
Zalando SE (c)(d)(e)	87,270	2,440,356
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	66,461	12,566,603
TOTAL CONSUMER DISCRETIONARY		46,591,526

Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	40,389	3,014,396
Personal Care Products - 0.1%
Beiersdorf AG	37,839	4,011,465
TOTAL CONSUMER STAPLES		7,025,861

Financials - 2.0%
Banks - 0.1%
Commerzbank AG	299,282	10,869,923
Capital Markets - 0.6%
Deutsche Bank AG	719,348	25,645,810
Deutsche Boerse AG	73,185	18,533,382
		44,179,192
Insurance - 1.3%
Allianz SE	150,088	60,311,642
Hannover Rueck SE	23,436	6,683,141
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	50,777	31,415,421
Talanx AG	25,091	3,051,180
		101,461,384
TOTAL FINANCIALS		156,510,499

Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (d)(e)	131,523	7,363,211
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG	85,529	4,591,817
Fresenius SE & Co KGaA	164,181	9,465,947
		14,057,764
Pharmaceuticals - 0.2%
Bayer AG	381,829	11,876,596
Merck KGaA	50,231	6,579,941
		18,456,537
TOTAL HEALTH CARE		39,877,512

Industrials - 2.7%
Aerospace & Defense - 0.7%
Hensoldt AG	24,690	2,623,913
MTU Aero Engines AG	20,919	9,116,855
Rheinmetall AG	17,837	34,982,531
		46,723,299
Air Freight & Logistics - 0.2%
Deutsche Post AG	373,114	17,143,238
Electrical Equipment - 0.4%
Siemens Energy AG (c)	264,061	32,898,128
Industrial Conglomerates - 1.2%
Siemens AG	295,382	83,710,471
Machinery - 0.2%
Daimler Truck Holding AG	184,661	7,388,006
Gea Group Ag	56,947	4,069,678
Knorr-Bremse AG	28,193	2,619,231
Rational AG	1,989	1,456,960
		15,533,875
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	233,199	2,041,243
Trading Companies & Distributors - 0.0%
Brenntag SE	47,699	2,647,299
TOTAL INDUSTRIALS		200,697,553

Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	507,560	20,146,528
Software - 1.4%
Nemetschek SE	22,445	2,587,123
SAP SE	405,850	105,550,434
		108,137,557
TOTAL INFORMATION TECHNOLOGY		128,284,085

Materials - 0.5%
Chemicals - 0.4%
BASF SE	346,888	17,116,097
Covestro AG	69,784	4,874,454
Evonik Industries AG	99,614	1,668,335
Symrise AG	51,608	4,267,931
		27,926,817
Construction Materials - 0.1%
Heidelberg Materials AG	52,012	12,202,207
TOTAL MATERIALS		40,129,024

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	29,371	2,236,089
Vonovia SE	292,296	8,785,179
		11,021,268
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	245,736	12,097,714
Multi-Utilities - 0.2%
E.ON SE	872,590	16,235,744
TOTAL UTILITIES		28,333,458

TOTAL GERMANY		706,028,520
HONG KONG - 1.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	1,473,000	2,147,736
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	3,241,500	3,111,953
Financials - 1.2%
Banks - 0.1%
Hang Seng Bank Ltd	292,600	5,708,497
Capital Markets - 0.4%
Futu Holdings Ltd Class A ADR	23,945	4,766,012
Hong Kong Exchanges & Clearing Ltd	468,160	25,521,048
		30,287,060
Insurance - 0.7%
AIA Group Ltd	4,131,400	40,201,566
Prudential PLC	1,003,461	13,956,226
		54,157,792
TOTAL FINANCIALS		90,153,349

Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd (b)	604,690	2,217,818
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	136,000	1,123,627
Machinery - 0.1%
Techtronic Industries Co Ltd	569,500	6,654,690
TOTAL INDUSTRIALS		9,996,135

Real Estate - 0.3%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	747,925	3,699,897
Henderson Land Development Co Ltd	564,021	1,980,103
Hongkong Land Holdings Ltd (Singapore)	424,520	2,593,817
Sino Land Co Ltd	1,421,608	1,765,450
Sun Hung Kai Properties Ltd	563,000	6,843,191
Wharf Real Estate Investment Co Ltd	649,000	1,845,802
		18,728,260
Retail REITs - 0.1%
Link REIT	1,010,373	5,263,450
TOTAL REAL ESTATE		23,991,710

Utilities - 0.2%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	245,000	1,593,806
CLP Holdings Ltd	638,000	5,443,553
Power Assets Holdings Ltd	538,500	3,420,654
		10,458,013
Gas Utilities - 0.1%
Hong Kong & China Gas Co Ltd	4,351,074	4,048,396
TOTAL UTILITIES		14,506,409

TOTAL HONG KONG		143,907,292
INDONESIA - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	63,061	3,704,834
IRELAND - 0.4%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	63,632	5,801,623
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	830,477	7,643,636
Bank of Ireland Group PLC	374,430	6,122,058
		13,765,694
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	60,146	4,499,341
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	68,575	8,931,208
TOTAL INDUSTRIALS		13,430,549

TOTAL IRELAND		32,997,866
ISRAEL - 0.9%
Financials - 0.5%
Banks - 0.5%
Bank Hapoalim BM	485,836	9,885,352
Bank Leumi Le-Israel BM	580,544	11,817,731
Israel Discount Bank Ltd Class A	476,417	4,772,285
Mizrahi Tefahot Bank Ltd	60,614	3,947,365
		30,422,733
Insurance - 0.0%
Phoenix Financial Ltd	87,820	3,385,104
TOTAL FINANCIALS		33,807,837

Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (c)	445,778	9,129,533
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	10,806	5,173,429
Information Technology - 0.2%
IT Services - 0.0%
Wix.com Ltd (c)	21,636	3,148,903
Semiconductors & Semiconductor Equipment - 0.1%
Nova Ltd (Israel) (c)	11,388	3,943,311
Software - 0.1%
Check Point Software Technologies Ltd (c)	33,695	6,593,438
Nice Ltd (c)	24,583	3,331,600
		9,925,038
TOTAL INFORMATION TECHNOLOGY		17,017,252

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	300,974	1,975,735
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	16,495	1,739,886
TOTAL ISRAEL		68,843,672
ITALY - 3.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (d)(e)	108,657	1,192,944
Telecom Italia SpA/Milano (c)	4,468,468	2,632,977
		3,825,921
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Ferrari NV (Italy)	48,991	19,566,674
Textiles, Apparel & Luxury Goods - 0.0%
Moncler SpA	90,785	5,441,453
TOTAL CONSUMER DISCRETIONARY		25,008,127

Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	84,769	3,846,410
Davide Campari-Milano NV	239,273	1,664,165
		5,510,575
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	794,965	14,658,744
Financials - 1.7%
Banks - 1.4%
Banca Monte dei Paschi di Siena SpA	768,888	6,721,386
Banco BPM SpA	441,669	6,417,077
BPER Banca SPA	568,372	6,783,912
FinecoBank Banca Fineco SpA	237,695	5,427,527
Intesa Sanpaolo SpA	5,535,666	35,679,279
UniCredit SpA	544,866	40,345,526
		101,374,707
Financial Services - 0.0%
Banca Mediolanum SpA	86,909	1,744,059
Nexi SpA (d)(e)	215,157	1,132,371
		2,876,430
Insurance - 0.3%
Generali	331,287	12,734,963
Poste Italiane Spa (d)(e)	177,672	4,278,139
Unipol Assicurazioni SpA	139,427	3,047,875
		20,060,977
TOTAL FINANCIALS		124,312,114

Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	44,703	2,653,636
Industrials - 0.4%
Aerospace & Defense - 0.1%
Leonardo SpA	157,293	9,254,285
Electrical Equipment - 0.2%
Prysmian SpA	109,423	11,328,675
Passenger Airlines - 0.1%
Ryanair Holdings PLC	329,891	9,987,652
TOTAL INDUSTRIALS		30,570,612

Utilities - 0.5%
Electric Utilities - 0.5%
Enel SpA	3,161,109	31,977,022
Terna - Rete Elettrica Nazionale	546,843	5,601,011
		37,578,033
Gas Utilities - 0.0%
Snam SpA	783,740	4,831,265
TOTAL UTILITIES		42,409,298

TOTAL ITALY		248,949,027
JAPAN - 22.6%
Communication Services - 2.1%
Diversified Telecommunication Services - 0.1%
NTT Inc	11,613,800	11,953,548
Entertainment - 0.7%
Capcom Co Ltd	134,700	3,517,437
Konami Group Corp	39,000	6,513,919
Nexon Co Ltd	128,010	2,616,517
Nintendo Co Ltd	429,000	36,589,366
Toho Co Ltd/Tokyo	41,070	2,413,405
		51,650,644
Interactive Media & Services - 0.0%
LY Corp	1,079,400	3,171,836
Wireless Telecommunication Services - 1.3%
KDDI Corp	1,220,700	19,458,401
SoftBank Corp	11,147,500	15,840,586
SoftBank Group Corp	371,400	65,169,067
		100,468,054
TOTAL COMMUNICATION SERVICES		167,244,082

Consumer Discretionary - 3.9%
Automobile Components - 0.4%
Aisin Corp	191,770	3,452,507
Bridgestone Corp	221,900	9,687,075
Denso Corp	678,800	9,520,642
Sumitomo Electric Industries Ltd	277,700	10,181,073
		32,841,297
Automobiles - 1.5%
Honda Motor Co Ltd	1,539,100	15,556,064
Isuzu Motors Ltd	208,000	2,557,654
Nissan Motor Co Ltd (b)(c)	866,100	1,979,673
Subaru Corp	227,900	4,848,146
Suzuki Motor Corp	610,800	9,147,534
Toyota Motor Corp	3,683,350	75,092,960
Yamaha Motor Co Ltd (b)	356,100	2,576,416
		111,758,447
Broadline Retail - 0.2%
Pan Pacific International Holdings Corp	740,500	4,404,944
Rakuten Group Inc (c)	588,600	3,855,634
Ryohin Keikaku Co Ltd	196,400	4,038,619
		12,299,197
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	419,900	8,500,993
Zensho Holdings Co Ltd	37,500	2,337,210
		10,838,203
Household Durables - 1.1%
Panasonic Holdings Corp	906,300	10,530,512
Sekisui House Ltd	232,000	4,984,439
Sony Group Corp	2,390,200	66,566,085
		82,081,036
Leisure Products - 0.1%
Bandai Namco Holdings Inc	227,400	7,085,684
Shimano Inc	29,000	3,038,211
		10,123,895
Specialty Retail - 0.4%
Fast Retailing Co Ltd	74,200	27,240,305
Nitori Holdings Co Ltd (b)	155,500	2,519,441
Sanrio Co Ltd (b)	69,500	3,227,639
ZOZO Inc	173,300	1,499,549
		34,486,934
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	271,227	6,939,511
TOTAL CONSUMER DISCRETIONARY		301,368,520

Consumer Staples - 1.1%
Beverages - 0.2%
Asahi Group Holdings Ltd	561,600	6,052,934
Kirin Holdings Co Ltd	301,900	4,240,235
Suntory Beverage & Food Ltd	54,000	1,633,560
		11,926,729
Consumer Staples Distribution & Retail - 0.4%
Aeon Co Ltd	865,500	13,700,521
Kobe Bussan Co Ltd	58,500	1,357,825
MatsukiyoCocokara & Co	127,600	2,312,134
Seven & i Holdings Co Ltd	809,800	10,300,499
		27,670,979
Food Products - 0.2%
Ajinomoto Co Inc	351,800	9,982,619
Kikkoman Corp	263,700	2,097,828
MEIJI Holdings Co Ltd	93,200	1,791,912
Nissin Foods Holdings Co Ltd	75,200	1,356,049
Yakult Honsha Co Ltd	96,800	1,446,881
		16,675,289
Household Products - 0.0%
Unicharm Corp	434,300	2,687,074
Personal Care Products - 0.1%
Kao Corp	181,100	7,664,087
Shiseido Co Ltd	155,500	2,623,451
		10,287,538
Tobacco - 0.2%
Japan Tobacco Inc	466,400	16,236,688
TOTAL CONSUMER STAPLES		85,484,297

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ENEOS Holdings Inc	1,052,000	6,640,619
Idemitsu Kosan Co Ltd	300,515	2,089,428
Inpex Corp	342,600	6,315,791
		15,045,838
Financials - 3.5%
Banks - 2.1%
Chiba Bank Ltd/The	219,200	2,141,363
Japan Post Bank Co Ltd	694,884	7,791,575
Mitsubishi UFJ Financial Group Inc	4,455,700	67,304,599
Mizuho Financial Group Inc	977,020	32,725,753
Resona Holdings Inc	807,020	7,820,936
Sumitomo Mitsui Financial Group Inc	1,434,200	38,829,257
Sumitomo Mitsui Trust Group Inc	249,500	6,852,908
Yokohama Financial Group Inc	400,400	2,912,520
		166,378,911
Capital Markets - 0.3%
Daiwa Securities Group Inc	518,500	4,002,049
Japan Exchange Group Inc	385,700	4,301,004
Nomura Holdings Inc	1,168,100	8,335,683
SBI Holdings Inc	109,000	4,890,182
		21,528,918
Financial Services - 0.2%
Mitsubishi HC Capital Inc	342,100	2,677,131
ORIX Corp	452,000	11,056,846
Sony Financial Group Inc (c)	2,390,200	2,410,207
		16,144,184
Insurance - 0.9%
Dai-ichi Life Holdings Inc	1,366,400	9,620,038
Japan Post Holdings Co Ltd	693,300	6,507,420
Japan Post Insurance Co Ltd	72,300	1,872,828
Ms&Ad Insurance Group Holdings Inc	500,100	10,309,292
Sompo Holdings Inc	344,900	10,510,991
T&D Holdings Inc	190,300	4,100,878
Tokio Marine Holdings Inc	714,100	26,631,073
		69,552,520
TOTAL FINANCIALS		273,604,533

Health Care - 1.4%
Health Care Equipment & Supplies - 0.5%
Hoya Corp	133,400	21,713,965
Olympus Corp	442,700	5,456,548
Sysmex Corp	195,700	2,181,578
Terumo Corp	517,900	8,359,384
		37,711,475
Health Care Technology - 0.0%
M3 Inc	171,600	2,404,950
Pharmaceuticals - 0.9%
Astellas Pharma Inc	703,300	7,361,882
Chugai Pharmaceutical Co Ltd	261,000	11,945,381
Daiichi Sankyo Co Ltd	662,600	15,828,270
Eisai Co Ltd	102,000	3,029,462
Kyowa Kirin Co Ltd	91,900	1,420,452
Otsuka Holdings Co Ltd	168,800	9,172,222
Shionogi & Co Ltd	293,900	4,920,265
Takeda Pharmaceutical Co Ltd	618,303	16,686,458
		70,364,392
TOTAL HEALTH CARE		110,480,817

Industrials - 5.7%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd (b)	112,000	1,029,446
Building Products - 0.2%
Agc Inc	76,030	2,377,942
Daikin Industries Ltd	102,500	11,908,455
		14,286,397
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	152,840	2,558,243
Secom Co Ltd	163,200	5,520,483
TOPPAN Holdings Inc	91,600	2,246,758
		10,325,484
Construction & Engineering - 0.2%
Kajima Corp	164,400	5,308,250
Obayashi Corp	252,400	4,277,910
Taisei Corp	60,500	4,410,600
		13,996,760
Electrical Equipment - 0.5%
Fuji Electric Co Ltd	52,200	3,746,233
Fujikura Ltd	97,700	13,420,992
Mitsubishi Electric Corp	739,200	20,706,809
NIDEC CORP (b)	324,500	3,964,918
		41,838,952
Ground Transportation - 0.3%
Central Japan Railway Co	300,200	7,336,015
East Japan Railway Co	374,800	9,134,701
Hankyu Hanshin Holdings Inc	93,400	2,506,667
Tokyo Metro Co Ltd (b)	112,900	1,186,435
Tokyu Corp	194,300	2,163,512
West Japan Railway Co	164,800	3,380,266
		25,707,596
Industrial Conglomerates - 0.9%
Hikari Tsushin Inc	6,900	1,826,747
Hitachi Ltd	1,780,700	61,448,074
Sekisui Chemical Co Ltd	145,500	2,525,550
		65,800,371
Machinery - 1.4%
Daifuku Co Ltd	125,500	4,013,133
FANUC Corp	362,700	12,103,824
IHI Corp	399,700	8,338,430
Kawasaki Heavy Industries Ltd	58,700	4,723,120
Komatsu Ltd	369,600	12,363,480
Kubota Corp	380,200	4,935,371
Makita Corp	87,020	2,640,358
MINEBEA MITSUMI Inc	141,110	2,798,210
Mitsubishi Heavy Industries Ltd	1,245,600	37,604,273
SMC Corp	22,300	7,633,792
Toyota Industries Corp	63,270	6,907,519
		104,061,510
Marine Transportation - 0.2%
Kawasaki Kisen Kaisha Ltd	136,600	1,961,558
Mitsui OSK Lines Ltd	134,000	3,984,959
Nippon Yusen KK	168,700	5,835,700
		11,782,217
Passenger Airlines - 0.0%
ANA Holdings Inc	62,100	1,164,148
Japan Airlines Co Ltd	56,100	1,011,263
		2,175,411
Professional Services - 0.3%
Recruit Holdings Co Ltd	516,700	25,622,106
Trading Companies & Distributors - 1.6%
ITOCHU Corp	462,000	26,773,876
Marubeni Corp	548,600	13,527,221
Mitsubishi Corp	1,250,700	30,032,629
Mitsui & Co Ltd	959,900	23,681,395
MonotaRO Co Ltd	97,400	1,358,935
Sumitomo Corp	423,600	12,330,605
Toyota Tsusho Corp	268,320	8,212,741
		115,917,402
TOTAL INDUSTRIALS		432,543,652

Information Technology - 3.3%
Electronic Equipment, Instruments & Components - 0.9%
Keyence Corp	75,600	28,143,353
Kyocera Corp	499,000	6,637,791
Murata Manufacturing Co Ltd	648,500	13,982,256
Shimadzu Corp	92,100	2,480,144
TDK Corp	755,500	13,200,261
Yokogawa Electric Corp	88,700	2,660,827
		67,104,632
IT Services - 0.7%
Fujitsu Ltd	684,200	17,830,564
NEC Corp	503,700	18,362,122
Nomura Research Institute Ltd	146,820	5,669,173
Obic Co Ltd	125,800	3,907,628
Otsuka Corp	88,600	1,753,488
SCSK Corp	60,800	2,237,342
TIS Inc	82,600	2,848,738
		52,609,055
Semiconductors & Semiconductor Equipment - 1.4%
Advantest Corp	297,800	44,594,307
Disco Corp	35,800	11,888,578
Lasertec Corp	31,100	6,314,307
Renesas Electronics Corp	654,300	8,080,326
SCREEN Holdings Co Ltd	31,600	3,011,135
Tokyo Electron Ltd	174,100	38,383,886
		112,272,539
Software - 0.0%
Oracle Corp Japan	15,000	1,385,050
Trend Micro Inc/Japan	49,300	2,521,782
		3,906,832
Technology Hardware, Storage & Peripherals - 0.3%
Canon Inc	336,900	9,690,985
FUJIFILM Holdings Corp	435,100	10,084,178
		19,775,163
TOTAL INFORMATION TECHNOLOGY		255,668,221

Materials - 0.7%
Chemicals - 0.5%
Asahi Kasei Corp	477,700	3,665,435
Mitsubishi Chemical Group Corp	497,600	2,602,786
Nippon Paint Holdings Co Ltd	368,500	2,349,304
Nippon Sanso Holdings Corp	67,300	2,239,403
Nitto Denko Corp	274,700	6,869,728
Shin-Etsu Chemical Co Ltd	655,800	19,712,656
Toray Industries Inc	539,000	3,308,986
		40,748,298
Metals & Mining - 0.2%
JFE Holdings Inc	223,700	2,567,085
Nippon Steel Corp (b)	1,879,500	7,747,357
Sumitomo Metal Mining Co Ltd	96,030	3,141,376
		13,455,818
TOTAL MATERIALS		54,204,116

Real Estate - 0.5%
Office REITs - 0.0%
Nippon Building Fund Inc	3,026	2,792,143
Real Estate Management & Development - 0.5%
Daito Trust Construction Co Ltd	114,000	2,131,352
Daiwa House Industry Co Ltd	217,900	7,399,070
Hulic Co Ltd	179,100	1,847,829
Mitsubishi Estate Co Ltd	413,200	8,751,443
Mitsui Fudosan Co Ltd	1,027,300	10,675,628
Sumitomo Realty & Development Co Ltd	120,300	5,137,203
		35,942,525
TOTAL REAL ESTATE		38,734,668

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	265,160	3,690,664
Kansai Electric Power Co Inc/The	368,300	5,753,567
		9,444,231
Gas Utilities - 0.1%
Osaka Gas Co Ltd	139,130	4,376,758
Tokyo Gas Co Ltd	122,600	4,297,484
		8,674,242
TOTAL UTILITIES		18,118,473

TOTAL JAPAN		1,752,497,217
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (c)(d)(e)	74,682	1,896,903
LUXEMBOURG - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (d)(e)	82,628	1,380,044
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	46,020	3,243,168
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	182,299	6,967,810
TOTAL LUXEMBOURG		11,591,022
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	850,000	4,235,479
Sands China Ltd	943,600	2,457,801

TOTAL MACAU		6,693,280
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Fresnillo PLC	85,920	2,508,040
NETHERLANDS - 4.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	1,511,474	6,994,291
Entertainment - 0.1%
Universal Music Group NV	427,705	11,471,896
TOTAL COMMUNICATION SERVICES		18,466,187

Consumer Staples - 0.4%
Beverages - 0.2%
Heineken Holding NV Class A	50,376	3,402,662
Heineken NV	111,935	8,667,384
		12,070,046
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	352,838	14,441,872
Food Products - 0.0%
JDE Peet's NV	66,407	2,417,260
TOTAL CONSUMER STAPLES		28,929,178

Financials - 0.9%
Banks - 0.5%
ABN AMRO Bank NV depository receipt (d)(e)	226,641	6,768,670
ING Groep NV	1,174,354	29,323,240
		36,091,910
Capital Markets - 0.0%
Euronext NV (e)	30,384	4,342,743
Financial Services - 0.3%
Adyen NV (c)(d)(e)	9,797	16,787,007
EXOR NV	36,340	3,149,925
		19,936,932
Insurance - 0.1%
ASR Nederland NV	60,965	4,068,708
NN Group NV	104,550	7,155,858
		11,224,566
TOTAL FINANCIALS		71,596,151

Health Care - 0.4%
Biotechnology - 0.3%
Argenx SE (c)	23,786	19,468,067
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	299,399	8,202,094
TOTAL HEALTH CARE		27,670,161

Industrials - 0.2%
Professional Services - 0.2%
Randstad NV	42,178	1,652,474
Wolters Kluwer NV	92,702	11,353,127
		13,005,601
Trading Companies & Distributors - 0.0%
IMCD NV	22,973	2,382,655
TOTAL INDUSTRIALS		15,388,256

Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
ASM International NV	18,213	11,798,187
ASML Holding NV	153,066	161,981,784
BE Semiconductor Industries NV	28,385	4,829,172
		178,609,143
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	66,377	4,394,703
TOTAL NETHERLANDS		345,053,779
NEW ZEALAND - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	361,691	2,558,244
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	227,860	4,837,576
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	663,201	3,081,676
Information Technology - 0.2%
Software - 0.2%
Xero Ltd (c)	63,981	6,070,102
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	334,707	1,785,116
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	521,605	1,767,052
TOTAL UTILITIES		3,552,168

TOTAL NEW ZEALAND		20,099,766
NORWAY - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	239,321	3,558,185
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	180,883	3,975,078
Orkla ASA	272,452	2,762,378
Salmar ASA	25,993	1,461,413
		8,198,869
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	122,821	3,187,762
Equinor ASA	298,119	7,140,340
		10,328,102
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA	344,572	8,786,726
Insurance - 0.0%
Gjensidige Forsikring ASA	77,732	2,091,936
TOTAL FINANCIALS		10,878,662

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	170,935	4,371,569
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	538,272	3,642,240
TOTAL NORWAY		40,977,627
POLAND - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (c)	97,165	1,223,009
PORTUGAL - 0.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	110,062	2,834,118
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	162,168	3,251,525
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	3,230,816	2,849,605
Utilities - 0.2%
Electric Utilities - 0.2%
EDP SA	1,219,623	6,058,991
TOTAL PORTUGAL		14,994,239
SINGAPORE - 1.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	2,888,400	9,427,886
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Sea Ltd Class A ADR (c)	148,680	23,231,250
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd (b)	2,350,200	1,318,105
TOTAL CONSUMER DISCRETIONARY		24,549,355

Financials - 1.0%
Banks - 0.9%
DBS Group Holdings Ltd	827,205	34,274,098
Oversea-Chinese Banking Corp Ltd	1,316,064	17,219,245
United Overseas Bank Ltd	490,172	13,056,441
		64,549,784
Capital Markets - 0.1%
Singapore Exchange Ltd	333,200	4,333,955
TOTAL FINANCIALS		68,883,739

Industrials - 0.2%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	606,800	3,957,999
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (c)	922,207	5,542,465
Industrial Conglomerates - 0.1%
Keppel Ltd	566,100	4,431,898
Passenger Airlines - 0.0%
Singapore Airlines Ltd	588,490	2,997,610
TOTAL INDUSTRIALS		16,929,972

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	265,634	6,533,946
Real Estate - 0.1%
Diversified REITs - 0.1%
CapitaLand Integrated Commercial Trust	2,275,095	4,142,575
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	1,521,689	3,296,837
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	910,065	1,845,860
TOTAL REAL ESTATE		9,285,272

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd (b)	347,400	1,742,871
TOTAL SINGAPORE		137,353,041
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American PLC	434,968	16,455,998
SPAIN - 3.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (d)(e)	192,205	5,983,677
Telefonica SA	1,432,449	7,264,199
		13,247,876
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	175,091	13,384,612
Specialty Retail - 0.3%
Industria de Diseno Textil SA	423,962	23,407,763
TOTAL CONSUMER DISCRETIONARY		36,792,375

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA	449,834	8,254,164
Financials - 1.7%
Banks - 1.7%
Banco Bilbao Vizcaya Argentaria SA	2,239,961	45,126,449
Banco de Sabadell SA	1,952,559	7,298,751
Banco Santander SA	5,785,338	58,855,916
Bankinter SA	262,015	3,947,291
CaixaBank SA	1,514,634	16,009,300
		131,237,707
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A	115,934	1,501,347
Industrials - 0.2%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	69,686	5,719,038
Transportation Infrastructure - 0.1%
Aena SME SA (d)(e)	291,495	7,912,605
TOTAL INDUSTRIALS		13,631,643

Utilities - 0.8%
Electric Utilities - 0.8%
Acciona SA (b)	9,594	2,123,237
Endesa SA	123,449	4,423,905
Iberdrola SA	2,466,893	49,994,660
Redeia Corp SA	157,722	2,837,871
		59,379,673
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	122,548	1,791,112
TOTAL UTILITIES		61,170,785

TOTAL SPAIN		265,835,897
SWEDEN - 3.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	916,953	3,598,222
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	212,769	3,369,500
TOTAL COMMUNICATION SERVICES		6,967,722

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Evolution AB (e)	55,626	3,719,232
Specialty Retail - 0.1%
H & M Hennes & Mauritz AB B Shares	219,219	4,140,196
TOTAL CONSUMER DISCRETIONARY		7,859,428

Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	234,120	6,429,505
Financials - 0.8%
Banks - 0.4%
Skandinaviska Enskilda Banken AB A Shares	588,396	11,234,972
Svenska Handelsbanken AB A Shares	566,894	7,397,590
Swedbank AB A1 Shares	329,974	10,037,892
		28,670,454
Capital Markets - 0.0%
EQT AB	143,953	4,994,279
Financial Services - 0.4%
Industrivarden AB A Shares	46,066	1,919,204
Industrivarden AB C Shares	60,585	2,520,270
Investor AB B Shares	672,709	22,202,354
L E Lundbergforetagen AB B Shares	29,538	1,582,573
		28,224,401
TOTAL FINANCIALS		61,889,134

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (c)	76,100	2,620,975
Industrials - 1.5%
Aerospace & Defense - 0.1%
Saab AB B Shares	124,491	6,850,303
Building Products - 0.2%
Assa Abloy AB B Shares	389,554	14,680,174
Nibe Industrier AB B Shares	589,013	2,300,810
		16,980,984
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	191,147	2,820,853
Construction & Engineering - 0.0%
Skanska AB B Shares	132,262	3,614,138
Industrial Conglomerates - 0.1%
Investment AB Latour B Shares	57,546	1,471,321
Lifco AB B Shares	90,601	3,511,412
		4,982,733
Machinery - 1.0%
Alfa Laval AB	112,451	5,373,833
Atlas Copco AB A Shares	1,043,966	17,492,763
Atlas Copco AB B Shares	606,651	9,115,490
Epiroc AB A Shares	256,132	5,424,464
Epiroc AB B Shares	151,567	2,839,812
Indutrade AB	106,198	2,839,324
Sandvik AB	414,401	12,584,373
SKF AB B Shares	132,586	3,419,233
Trelleborg AB B Shares	78,831	3,298,368
Volvo AB B Shares	617,454	16,915,182
		79,302,842
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	101,024	3,424,092
Beijer Ref AB B Shares	149,599	2,371,475
		5,795,567
TOTAL INDUSTRIALS		120,347,420

Information Technology - 0.3%
Communications Equipment - 0.2%
Telefonaktiebolaget LM Ericsson B Shares	1,087,719	11,035,853
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	806,930	9,836,170
TOTAL INFORMATION TECHNOLOGY		20,872,023

Materials - 0.1%
Metals & Mining - 0.1%
Boliden AB (c)	110,467	4,988,326
Paper & Forest Products - 0.0%
Holmen AB B Shares	29,625	1,120,107
Svenska Cellulosa AB SCA B Shares	236,112	3,150,149
		4,270,256
TOTAL MATERIALS		9,258,582

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Fastighets AB Balder B Shares (c)	279,060	2,045,016
Sagax AB B Shares	85,418	1,916,909
		3,961,925
TOTAL SWEDEN		240,206,714
SWITZERLAND - 4.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	10,067	7,374,336
Consumer Discretionary - 0.6%
Specialty Retail - 0.0%
Avolta AG	34,166	1,801,027
Textiles, Apparel & Luxury Goods - 0.6%
Cie Financiere Richemont SA Series A	208,937	41,328,932
Swatch Group AG/The	11,246	2,350,265
		43,679,197
TOTAL CONSUMER DISCRETIONARY		45,480,224

Consumer Staples - 0.2%
Food Products - 0.2%
Barry Callebaut AG (b)	1,387	1,802,798
Chocoladefabriken Lindt & Spruengli AG	42	6,429,823
Chocoladefabriken Lindt & Spruengli AG	364	5,595,129
		13,827,750
Financials - 1.6%
Banks - 0.0%
Banque Cantonale Vaudoise	11,707	1,357,270
Capital Markets - 0.8%
Julius Baer Group Ltd	80,065	5,405,073
Partners Group Holding AG	8,821	10,768,252
UBS Group AG	1,233,804	47,113,758
		63,287,083
Insurance - 0.8%
Baloise Holding AG	16,021	3,969,664
Helvetia Holding AG	14,426	3,538,605
Swiss Life Holding AG	11,090	12,022,263
Zurich Insurance Group AG	56,883	39,560,502
		59,091,034
TOTAL FINANCIALS		123,735,387

Health Care - 0.7%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	19,698	5,350,708
Straumann Holding AG	43,382	5,453,194
		10,803,902
Life Sciences Tools & Services - 0.2%
Lonza Group AG	27,295	18,797,004
Pharmaceuticals - 0.4%
Galderma Group AG	60,103	11,090,769
Sandoz Group AG	162,460	10,800,385
		21,891,154
TOTAL HEALTH CARE		51,492,060

Industrials - 1.1%
Building Products - 0.2%
Belimo Holding AG	3,824	4,115,047
Geberit AG	13,184	9,616,661
		13,731,708
Electrical Equipment - 0.6%
ABB Ltd	609,153	45,289,031
Machinery - 0.2%
Schindler Holding AG	15,825	5,624,045
Schindler Holding AG	9,125	3,078,518
VAT Group AG (d)(e)	10,494	4,567,938
		13,270,501
Marine Transportation - 0.0%
Kuehne + Nagel International AG	18,773	3,592,472
Professional Services - 0.1%
SGS SA	64,347	7,245,884
TOTAL INDUSTRIALS		83,129,596

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	59,113	7,101,640
Materials - 0.5%
Chemicals - 0.5%
DSM-Firmenich AG	72,281	5,891,550
EMS-Chemie Holding AG	2,727	1,865,440
Givaudan SA	3,589	14,708,322
Sika AG	59,253	11,612,869
		34,078,181
Containers & Packaging - 0.0%
SIG Group AG	118,859	1,325,579
TOTAL MATERIALS		35,403,760

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	31,184	4,429,116
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	8,208	1,834,879
TOTAL SWITZERLAND		373,808,748
UNITED KINGDOM - 11.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
BT Group PLC	2,324,232	5,671,586
Interactive Media & Services - 0.0%
Auto Trader Group PLC (d)(e)	339,057	3,478,416
Media - 0.1%
Informa PLC	507,213	6,448,701
WPP PLC	419,288	1,584,352
		8,033,053
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	7,568,222	9,161,900
TOTAL COMMUNICATION SERVICES		26,344,955

Consumer Discretionary - 0.7%
Broadline Retail - 0.1%
Next PLC	45,363	8,521,853
Diversified Consumer Services - 0.0%
Pearson PLC	227,930	3,172,336
Hotels, Restaurants & Leisure - 0.5%
Compass Group PLC	659,724	21,836,760
Entain PLC	236,136	2,458,119
InterContinental Hotels Group PLC	57,096	6,887,335
Whitbread PLC	67,978	2,587,099
		33,769,313
Household Durables - 0.0%
Barratt Redrow PLC	531,623	2,628,053
Specialty Retail - 0.1%
JD Sports Fashion PLC	985,929	1,206,881
Kingfisher PLC	682,197	2,766,707
		3,973,588
TOTAL CONSUMER DISCRETIONARY		52,065,143

Consumer Staples - 2.4%
Beverages - 0.4%
Coca-Cola Europacific Partners PLC	89,544	7,954,194
Diageo PLC	864,896	19,894,126
		27,848,320
Consumer Staples Distribution & Retail - 0.3%
J Sainsbury PLC	670,207	3,007,620
Marks & Spencer Group PLC	799,239	4,176,680
Tesco PLC	2,551,592	15,398,026
		22,582,326
Food Products - 0.0%
Associated British Foods PLC	125,575	3,786,012
Household Products - 0.3%
Reckitt Benckiser Group PLC	263,984	20,191,894
Personal Care Products - 0.7%
Unilever PLC	952,909	57,178,710
Tobacco - 0.7%
British American Tobacco PLC	810,203	41,494,991
Imperial Brands PLC	300,051	11,922,327
		53,417,318
TOTAL CONSUMER STAPLES		185,004,580

Financials - 3.5%
Banks - 2.5%
Barclays PLC	5,496,687	29,482,158
HSBC Holdings PLC	6,779,354	94,907,239
Lloyds Banking Group PLC	23,281,014	27,296,746
NatWest Group PLC	3,147,898	24,234,147
Standard Chartered PLC	767,967	15,764,250
		191,684,540
Capital Markets - 0.6%
3i Group PLC	378,324	21,893,844
London Stock Exchange Group PLC	184,678	23,015,748
Schroders PLC	281,709	1,404,088
		46,313,680
Financial Services - 0.1%
M&G PLC	887,937	3,071,349
Wise PLC Class A (c)	258,945	3,287,802
		6,359,151
Insurance - 0.3%
Admiral Group PLC	101,191	4,354,938
Aviva PLC	1,188,135	10,435,863
Legal & General Group PLC	2,228,999	6,963,345
Phoenix Group Holdings PLC	273,044	2,417,624
		24,171,770
TOTAL FINANCIALS		268,529,141

Health Care - 1.4%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	323,427	5,972,412
Pharmaceuticals - 1.3%
Astrazeneca PLC	602,684	99,411,915
Hikma Pharmaceuticals PLC	64,679	1,562,576
		100,974,491
TOTAL HEALTH CARE		106,946,903

Industrials - 2.0%
Aerospace & Defense - 1.1%
BAE Systems PLC	1,170,812	28,841,183
Melrose Industries PLC	494,248	4,061,980
Rolls-Royce Holdings PLC	3,283,775	50,533,389
		83,436,552
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	981,772	5,479,714
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	1,042,000	6,909,997
DCC PLC	38,154	2,511,158
Smiths Group PLC	128,543	4,252,070
		13,673,225
Machinery - 0.0%
Spirax Group PLC	28,610	2,666,653
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA (Spain)	483,054	2,652,558
Professional Services - 0.5%
Intertek Group PLC	61,185	4,071,183
RELX PLC	713,283	31,524,538
		35,595,721
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	165,846	11,054,820
Bunzl PLC	127,350	3,867,969
		14,922,789
TOTAL INDUSTRIALS		158,427,212

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	147,553	6,873,580
Software - 0.1%
Sage Group PLC/The	376,173	5,680,581
TOTAL INFORMATION TECHNOLOGY		12,554,161

Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	275,053	2,245,710
Industrial REITs - 0.1%
Segro PLC	499,746	4,578,545
TOTAL REAL ESTATE		6,824,255

Utilities - 0.7%
Electric Utilities - 0.1%
SSE PLC	430,064	10,834,521
Multi-Utilities - 0.5%
Centrica PLC	1,887,318	4,445,510
National Grid PLC	1,905,143	28,565,928
		33,011,438
Water Utilities - 0.1%
Severn Trent PLC	105,205	3,843,559
United Utilities Group PLC	265,023	4,179,670
		8,023,229
TOTAL UTILITIES		51,869,188

TOTAL UNITED KINGDOM		868,565,538
UNITED STATES - 9.8%
Communication Services - 0.5%
Entertainment - 0.5%
Spotify Technology SA (c)	59,420	38,939,114
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	783,673	7,929,173
Consumer Staples - 1.2%
Food Products - 1.2%
Nestle SA	1,001,391	95,681,369
Energy - 1.7%
Energy Equipment & Services - 0.0%
Tenaris SA	145,825	2,898,254
Oil, Gas & Consumable Fuels - 1.7%
BP PLC	6,164,478	36,116,512
Shell PLC	2,290,249	85,860,120
		121,976,632
TOTAL ENERGY		124,874,886

Financials - 0.3%
Insurance - 0.3%
Aegon Ltd	513,902	3,916,308
Swiss Re AG	116,117	21,152,845
		25,069,153
Health Care - 4.2%
Biotechnology - 0.3%
CSL Ltd	188,194	21,931,438
Health Care Equipment & Supplies - 0.2%
Alcon AG	194,214	14,431,808
Life Sciences Tools & Services - 0.1%
QIAGEN NV (Germany)	84,167	3,954,335
Pharmaceuticals - 3.6%
GSK PLC	1,587,305	37,164,293
Haleon PLC	3,491,980	16,238,517
Novartis AG	738,913	91,449,107
Roche Holding AG	273,058	88,449,066
Roche Holding AG	12,440	4,201,543
Sanofi SA	429,462	43,445,598
		280,948,124
TOTAL HEALTH CARE		321,265,705

Industrials - 1.2%
Construction & Engineering - 0.2%
Ferrovial SE	199,627	12,241,323
Ferrovial SE rights (c)(f)	199,627	109,735
		12,351,058
Electrical Equipment - 0.8%
Schneider Electric SE	213,089	60,715,436
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	1,138	2,346,627
AP Moller - Maersk A/S Series B	1,534	3,153,794
		5,500,421
Professional Services - 0.2%
Experian PLC	357,130	16,658,400
TOTAL INDUSTRIALS		95,225,315

Information Technology - 0.2%
Software - 0.2%
CyberArk Software Ltd (c)	18,570	9,670,885
Monday.com Ltd (c)	15,787	3,240,123
		12,911,008
Materials - 0.4%
Construction Materials - 0.4%
Amrize Ltd	198,290	10,220,651
Holcim AG	198,290	17,628,226
James Hardie Industries PLC depository receipt (c)	224,897	4,739,705
		32,588,582
TOTAL UNITED STATES		754,484,305
TOTAL COMMON STOCKS (Cost $4,668,846,018)		7,663,704,100

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	21,755	1,881,946
Dr Ing hc F Porsche AG (d)(e)	44,259	2,315,673
Porsche Automobil Holding SE	59,514	2,364,698
Volkswagen AG	80,144	8,345,939
		14,908,256
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	62,320	5,046,997
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	10,186	2,795,507
TOTAL GERMANY		22,750,760
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $25,171,033)		22,750,760

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (h) (Cost $3,064,790)	4.15	3,069,000	3,065,706

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.18	40,359,720	40,367,792
Fidelity Securities Lending Cash Central Fund (i)(j)	4.18	28,360,263	28,363,099
TOTAL MONEY MARKET FUNDS (Cost $68,730,891)			68,730,891

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $4,765,812,732)	7,758,251,457
NET OTHER ASSETS (LIABILITIES) - 0.3%	24,322,969
NET ASSETS - 100.0%	7,782,574,426

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	686	12/19/2025	96,283,530	670,169	670,169

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $79,422,873 or 1.0% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $87,484,848 or 1.1% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,045,727.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	42,594,444	1,674,651,073	1,676,877,774	3,487,719	49	-	40,367,792	40,359,720	0.1%
Fidelity Securities Lending Cash Central Fund	34,483,532	263,358,071	269,478,504	255,325	-	-	28,363,099	28,360,263	0.1%
Total	77,077,976	1,938,009,144	1,946,356,278	3,743,044	49	-	68,730,891

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	380,791,492	107,210,155	273,581,337	-
Consumer Discretionary	761,124,804	335,405,120	425,719,684	-
Consumer Staples	569,676,101	185,003,210	384,672,891	-
Energy	249,938,343	33,230,861	216,707,482	-
Financials	1,851,237,984	853,401,938	997,836,046	-
Health Care	835,629,654	232,258,202	603,371,452	-
Industrials	1,489,969,977	704,719,171	785,250,806	-
Information Technology	680,059,698	332,553,819	347,505,879	-
Materials	429,626,357	159,977,272	269,649,085	-
Real Estate	141,181,781	130,265,250	10,916,531	-
Utilities	274,467,909	100,054,444	174,413,465	-

Non-Convertible Preferred Stocks
Consumer Discretionary	14,908,256	1,881,946	13,026,310	-
Consumer Staples	5,046,997	5,046,997	-	-
Health Care	2,795,507	2,795,507	-	-

U.S. Treasury Obligations	3,065,706	-	3,065,706	-

Money Market Funds	68,730,891	68,730,891	-	-
Total Investments in Securities:	7,758,251,457	3,252,534,783	4,505,716,674	-
Derivative Instruments:

Assets
Futures Contracts	670,169	670,169	-	-
Total Assets	670,169	670,169	-	-
Total Derivative Instruments:	670,169	670,169	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	670,169	-
Total Equity Risk	670,169	-
Total Value of Derivatives	670,169	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $26,595,098) - See accompanying schedule:
Unaffiliated issuers (cost $4,697,081,841)	$7,689,520,566
Fidelity Central Funds (cost $68,730,891)	68,730,891

Total Investment in Securities (cost $4,765,812,732)		$7,758,251,457
Foreign currency held at value (cost $4,516,136)		4,470,536
Receivable for fund shares sold		1,495,882
Dividends receivable		17,746,706
Reclaims receivable		32,527,207
Distributions receivable from Fidelity Central Funds		181,192
Prepaid expenses		7,235
Receivable from investment adviser for expense reductions		47,440
Total assets		7,814,727,655
Liabilities
Payable for investments purchased
Regular delivery	$1,043,578
Delayed delivery	109,735
Payable for fund shares redeemed	1,942,038
Accrued management fee	226,982
Payable for daily variation margin on futures contracts	265,509
Other payables and accrued expenses	202,288
Collateral on securities loaned	28,363,099
Total liabilities		32,153,229
Net Assets		$7,782,574,426
Net Assets consist of:
Paid in capital		$5,687,239,009
Total accumulated earnings (loss)		2,095,335,417
Net Assets		$7,782,574,426
Net Asset Value, offering price and redemption price per share ($7,782,574,426 ÷ 446,520,175 shares)		$17.43
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$243,573,849
Foreign Tax Reclaims		13,919,282
Interest		320,446
Income from Fidelity Central Funds (including $255,325 from security lending)		3,743,044
Income before foreign taxes withheld		$261,556,621
Less foreign taxes withheld		(24,917,984)
Total income		236,638,637
Expenses
Management fee	$2,773,029
Custodian fees and expenses	594,188
Independent trustees' fees and expenses	19,790
Registration fees	54,342
Audit fees	93,642
Legal	177,106
Interest	633,764
Miscellaneous	29,089
Total expenses before reductions	4,374,950
Expense reductions	(786,557)
Total expenses after reductions		3,588,393
Net Investment income (loss)		233,050,244
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	14,029,004
Fidelity Central Funds	49
Foreign currency transactions	871,372
Futures contracts	20,621,409
Total net realized gain (loss)		35,521,834
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,390,261,809
Assets and liabilities in foreign currencies	2,095,843
Futures contracts	3,450,612
Total change in net unrealized appreciation (depreciation)		1,395,808,264
Net gain (loss)		1,431,330,098
Net increase (decrease) in net assets resulting from operations		$1,664,380,342
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$233,050,244	$223,081,325
Net realized gain (loss)	35,521,834	1,465,240
Change in net unrealized appreciation (depreciation)	1,395,808,264	1,004,365,987
Net increase (decrease) in net assets resulting from operations	1,664,380,342	1,228,912,552
Distributions to shareholders	(251,491,324)	(133,160,875)

Share transactions
Proceeds from sales of shares	1,420,609,936	3,474,808,836
Reinvestment of distributions	244,620,461	131,710,052
Cost of shares redeemed	(3,822,471,972)	(856,115,640)

Net increase (decrease) in net assets resulting from share transactions	(2,157,241,575)	2,750,403,248
Total increase (decrease) in net assets	(744,352,557)	3,846,154,925

Net Assets
Beginning of period	8,526,926,983	4,680,772,058
End of period	$7,782,574,426	$8,526,926,983

Other Information
Shares
Sold	94,729,982	251,766,102
Issued in reinvestment of distributions	17,366,987	9,932,885
Redeemed	(252,274,066)	(60,378,118)
Net increase (decrease)	(140,177,097)	201,320,869

Financial Highlights
Fidelity® SAI International Index Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.53	$12.15	$10.88	$14.52	$11.04
Income from Investment Operations
Net investment income (loss) A,B	.46	.43	.39	.42	.37
Net realized and unrealized gain (loss)	2.86	2.25	1.27	(3.68)	3.36
Total from investment operations	3.32	2.68	1.66	(3.26)	3.73
Distributions from net investment income	(.42)	(.30)	(.39)	(.38)	(.25)
Total distributions	(.42)	(.30)	(.39)	(.38)	(.25)
Net asset value, end of period	$17.43	$14.53	$12.15	$10.88	$14.52
Total Return C	23.57%	22.26%	15.43%	(23.00)%	34.09%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.06%	.05%	.06%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.04%	.04%	.04%	.04%
Expenses net of all reductions, if any	.05%	.04%	.04%	.04%	.04%
Net investment income (loss)	2.95%	3.00%	3.12%	3.28%	2.66%
Supplemental Data
Net assets, end of period (000 omitted)	$7,782,574	$8,526,927	$4,680,772	$3,168,926	$6,252,147
Portfolio turnover rate F	15%	4%	18%	20%	10%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity SAI International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,012,945,583
Gross unrealized depreciation	(144,242,430)
Net unrealized appreciation (depreciation)	$2,868,703,153
Tax Cost	$4,889,548,304

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$246,366,393
Capital loss carryforward	$(1,020,834,498)
Net unrealized appreciation (depreciation) on securities and other investments	$2,869,803,521

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(518,529,189)
Long-term	(502,305,309)
Total capital loss carryforward	$(1,020,834,498)

Due to large subscriptions in a prior period, approximately $594,902,796 of the Funds's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $249,916,389 of those capital losses per year to offset capital gains.

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$251,491,324	$133,160,875

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Index Fund	1,209,061,410	3,292,549,662
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .035% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI International Index Fund.	Borrower	87,553,579	4.57%	633,764

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI International Index Fund	11,017
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International Index Fund	26,805	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .035% of average net assets. This reimbursement will remain in place through February 28, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $786,557.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity SAI International Index Fund	47%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Index Fund	49%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI International Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI International Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 10, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $6,071,845 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 84.47%, and 76.24% of the dividends distributed in December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.4307 and $0.0232 for the dividend paid December 16, 2024.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI International Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.035% through February 28, 2026.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode other than the funds, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9879602.109
SV7-ANN-1225
Fidelity® SAI Emerging Markets Index Fund

Annual Report
October 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Emerging Markets Index Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 96.3%
	Shares	Value ($)
BRAZIL - 4.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	465,060	2,769,640
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	482,900	2,180,251
TOTAL COMMUNICATION SERVICES		4,949,891

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Ultrapar Participacoes SA	415,938	1,655,263
Vibra Energia SA	576,349	2,549,672
		4,204,935
Consumer Staples - 0.2%
Beverages - 0.2%
Ambev SA	2,693,198	6,362,615
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	734,860	2,731,847
Food Products - 0.0%
MBRF Global Foods Company SA	309,200	1,027,036
TOTAL CONSUMER STAPLES		10,121,498

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Petroleo Brasileiro SA - Petrobras	2,674,100	14,787,215
Petroleo Brasileiro SA - Petrobras	2,090,308	12,242,791
PRIO SA/Brazil (b)	485,300	3,250,097
		30,280,103
Financials - 1.7%
Banks - 1.3%
Banco Bradesco SA	3,027,488	10,219,274
Banco Bradesco SA	915,312	2,631,972
Banco do Brasil SA	980,010	3,989,297
Itau Unibanco Holding SA	3,040,238	22,287,751
Itausa SA	3,291,850	7,128,329
NU Holdings Ltd/Cayman Islands Class A (b)	1,934,318	31,161,864
		77,418,487
Capital Markets - 0.3%
B3 SA - Brasil Bolsa Balcao	3,002,540	7,065,522
Banco BTG Pactual SA unit	672,400	6,101,649
XP Inc Class A	204,477	3,725,571
		16,892,742
Insurance - 0.1%
BB Seguridade Participacoes SA	400,858	2,447,641
Caixa Seguridade Participacoes S/A	343,000	954,415
Porto Seguro SA	110,500	986,910
		4,388,966
TOTAL FINANCIALS		98,700,195

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (c)(d)	457,117	3,682,459
Industrials - 0.4%
Aerospace & Defense - 0.1%
Embraer SA	401,300	6,488,738
Electrical Equipment - 0.2%
WEG SA	957,480	7,492,618
Ground Transportation - 0.1%
Localiza Rent a Car SA	524,258	3,843,295
Rumo SA	743,500	2,200,117
		6,043,412
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	579,212	1,709,660
TOTAL INDUSTRIALS		21,734,428

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	307,600	2,536,865
Materials - 0.6%
Containers & Packaging - 0.0%
Klabin SA unit	462,500	1,550,851
Metals & Mining - 0.5%
Gerdau SA	746,792	2,629,065
Vale SA	2,071,373	25,126,219
		27,755,284
Paper & Forest Products - 0.1%
Suzano SA	396,312	3,601,464
TOTAL MATERIALS		32,907,599

Utilities - 0.5%
Electric Utilities - 0.4%
Centrais Eletricas Brasileiras SA	699,597	7,245,708
Centrais Eletricas Brasileiras SA Series B	127,905	1,411,960
Cia Energetica de Minas Gerais	982,518	2,070,977
Cia Paranaense de Energia - Copel Series B	621,300	1,607,542
CPFL Energia SA	131,600	1,017,585
Energisa S/A unit	158,100	1,523,123
Equatorial Energia SA	678,516	4,622,276
		19,499,171
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (b)	444,800	1,513,822
Engie Brasil Energia SA	115,720	860,380
		2,374,202
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	272,700	6,682,226
TOTAL UTILITIES		28,555,599

TOTAL BRAZIL		237,673,572
CHILE - 0.5%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Falabella SA	357,059	2,240,734
Specialty Retail - 0.0%
Empresas Copec SA	222,490	1,590,749
TOTAL CONSUMER DISCRETIONARY		3,831,483

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	727,850	2,257,181
Financials - 0.2%
Banks - 0.2%
Banco de Chile	25,896,437	4,544,618
Banco de Credito e Inversiones SA	50,135	2,577,095
Banco Santander Chile	37,525,639	2,714,045
		9,835,758
Industrials - 0.1%
Passenger Airlines - 0.1%
Latam Airlines Group SA	180,149,278	4,105,465
Materials - 0.1%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA Class B (b)	81,452	3,924,957
Paper & Forest Products - 0.0%
Empresas Cmpc SA	641,018	924,921
TOTAL MATERIALS		4,849,878

Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	11,374,580	1,074,041
Enel Chile SA	15,910,494	1,215,379
		2,289,420
TOTAL CHILE		27,169,185
CHINA - 27.7%
Communication Services - 6.5%
Diversified Telecommunication Services - 0.1%
China Tower Corp Ltd H Shares (c)(d)	2,529,000	3,654,911
Entertainment - 0.7%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	72,200	210,694
Beijing Enlight Media Co Ltd A Shares (China)	96,600	228,694
China Ruyi Holdings Ltd (b)(e)	4,972,000	1,772,389
Giant Network Group Co Ltd A Shares (China)	66,800	329,335
Kingsoft Corp Ltd	559,200	2,436,702
Mango Excellent Media Co Ltd A Shares (China)	61,970	255,807
NetEase Cloud Music Inc (b)(c)(d)	49,600	1,537,044
Netease Inc	993,220	27,870,485
Tencent Music Entertainment Group Class A ADR	326,973	7,298,037
		41,939,187
Interactive Media & Services - 5.7%
Autohome Inc Class A ADR	37,258	938,902
Baidu Inc A Shares (b)	1,269,724	19,218,845
Bilibili Inc Z Shares (b)	132,541	4,003,136
Kuaishou Technology B Shares (c)(d)	1,531,300	14,257,621
Kunlun Tech Co Ltd A Shares (China) (b)	41,000	265,388
Meitu Inc (c)(d)	1,954,500	2,168,159
Tencent Holdings Ltd	3,659,700	297,269,243
		338,121,294
Media - 0.0%
China Literature Ltd (b)(c)(d)(e)	233,100	1,253,311
Focus Media Information Technology Co Ltd A Shares (China)	498,640	542,960
Jiangsu Phoenix Publishing & Media Corp Ltd A Shares (China)	83,200	117,715
		1,913,986
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	1,084,800	826,090
TOTAL COMMUNICATION SERVICES		386,455,468

Consumer Discretionary - 8.3%
Automobile Components - 0.1%
Bethel Automotive Safety Systems Co Ltd A Shares (China)	19,820	139,598
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	9,400	171,164
Fuyao Glass Industry Group Co Ltd A Shares (China)	66,100	626,879
Fuyao Glass Industry Group Co Ltd H Shares (c)(d)	349,600	3,120,083
Huayu Automotive Systems Co Ltd A Shares (China)	104,100	298,666
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	18,400	306,296
Ningbo Tuopu Group Co Ltd A Shares (China)	59,815	620,051
Sailun Group Co Ltd A Shares (China)	108,300	233,569
Zhejiang Wanfeng Auto Wheel Co Ltd A Shares (China)	69,300	165,621
		5,681,927
Automobiles - 1.2%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China) (b)	75,000	536,678
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (b)	185,300	217,390
BYD Co Ltd A Shares (China)	188,900	2,675,026
BYD Co Ltd H Shares	2,097,900	27,160,078
Chongqing Changan Automobile Co Ltd A Shares (China)	290,774	506,181
Geely Automobile Holdings Ltd	3,452,517	8,175,266
Great Wall Motor Co Ltd A Shares (China)	84,400	270,250
Great Wall Motor Co Ltd H Shares	1,337,500	2,604,240
Guangzhou Automobile Group Company Ltd A Shares (China)	27,900	30,654
Guangzhou Automobile Group Company Ltd H Shares	480,200	201,460
Li Auto Inc A Shares (b)(e)	712,736	7,396,112
NIO Inc A Shares (b)	1,052,579	7,610,703
SAIC Motor Corp Ltd A Shares (China)	265,600	620,582
Seres Group Co Ltd A Shares (China)	56,200	1,225,402
XPeng Inc A Shares (b)	711,050	8,283,849
Yadea Group Holdings Ltd (c)(d)	711,430	1,112,389
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	286,800	2,151,770
		70,778,030
Broadline Retail - 4.9%
Alibaba Group Holding Ltd	9,796,116	208,449,095
CCOOP Group Co Ltd A Shares (China) (b)	602,200	226,754
JD.com Inc A Shares	1,391,100	22,967,046
MINISO Group Holding Ltd A Shares	285,484	1,526,392
PDD Holdings Inc Class A ADR (b)	404,875	54,605,491
Vipshop Holdings Ltd Class A ADR	187,020	3,270,980
		291,045,758
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	188,200	487,330
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc (b)	699,610	4,183,497
TAL Education Group Class A ADR (b)	236,609	2,900,826
		7,084,323
Hotels, Restaurants & Leisure - 1.3%
H World Group Ltd ADR	113,808	4,392,989
Haidilao International Holding Ltd (c)(d)(e)	953,000	1,569,825
Meituan B Shares (b)(c)(d)	2,838,920	37,368,009
Tongcheng Travel Holdings Ltd (c)	736,000	2,026,935
TravelSky Technology Ltd H Shares	539,000	710,292
Trip.com Group Ltd	353,943	24,907,474
Yum China Holdings Inc (Hong Kong)	215,099	9,262,166
		80,237,690
Household Durables - 0.2%
Beijing Roborock Technology Co Ltd A Shares (China)	8,914	204,646
Ecovacs Robotics Co Ltd A Shares (China)	18,800	236,142
Gree Electric Appliances Inc of Zhuhai A Shares (China)	96,000	536,151
Haier Smart Home Co Ltd A Shares (China)	211,300	795,930
Haier Smart Home Co Ltd H Shares	1,388,600	4,510,397
Midea Group Co Ltd A Shares (China)	118,400	1,270,936
Midea Group Co Ltd H Shares	205,900	2,225,788
Oppein Home Group Inc A Shares (China)	16,180	121,622
Sichuan Changhong Electric Co Ltd A Shares (China)	153,800	219,980
		10,121,592
Specialty Retail - 0.2%
China Tourism Group Duty Free Corp Ltd A Shares (China)	66,900	715,020
Chow Tai Fook Jewellery Group Ltd	1,125,400	2,204,295
HLA Group Corp Ltd A Shares (China)	160,000	139,152
Pop Mart International Group Ltd (c)(d)	306,400	8,737,894
		11,796,361
Textiles, Apparel & Luxury Goods - 0.3%
ANTA Sports Products Ltd	720,400	7,509,430
Bosideng International Holdings Ltd	2,656,000	1,626,984
Laopu Gold Co Ltd H Shares (e)	15,900	1,400,615
Li Ning Co Ltd	1,326,500	2,881,562
Shenzhou International Group Holdings Ltd	471,100	4,068,027
		17,486,618
TOTAL CONSUMER DISCRETIONARY		494,719,629

Consumer Staples - 0.9%
Beverages - 0.6%
Anhui Gujing Distillery Co Ltd A Shares (China)	14,800	334,785
Anhui Gujing Distillery Co Ltd B Shares	67,157	848,694
Beijing Yanjing Brewery Co Ltd A Shares (China)	93,000	153,532
China Resources Beer Holdings Co Ltd	925,144	3,166,935
Eastroc Beverage Group Co Ltd A Shares (China)	18,010	708,517
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	41,500	226,351
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	51,700	514,283
Kweichow Moutai Co Ltd A Shares (China)	43,000	8,639,451
Luzhou Laojiao Co Ltd A Shares (China)	50,500	954,600
Nongfu Spring Co Ltd H Shares (c)(d)	1,148,800	7,628,557
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	41,760	1,117,723
Tsingtao Brewery Co Ltd A Shares (China)	32,000	295,434
Tsingtao Brewery Co Ltd H Shares	344,000	2,324,160
Wuliangye Yibin Co Ltd A Shares (China)	133,000	2,223,518
		29,136,540
Consumer Staples Distribution & Retail - 0.1%
Alibaba Health Information Technology Ltd (b)	3,221,000	2,404,180
JD Health International Inc (b)(c)(d)	639,150	4,992,749
Yifeng Pharmacy Chain Co Ltd A Shares (China)	39,764	136,431
Yonghui Superstores Co Ltd A Shares (China) (b)	303,000	198,810
		7,732,170
Food Products - 0.2%
Angel Yeast Co Ltd A Shares (China)	28,100	153,264
China Feihe Ltd (c)(d)	2,084,000	1,112,997
China Mengniu Dairy Co Ltd	1,785,000	3,248,149
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	159,576	854,447
Guangdong Haid Group Co Ltd A Shares (China)	57,400	470,900
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	121,400	439,042
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	218,400	841,086
Muyuan Foods Co Ltd A Shares (China)	187,254	1,323,359
New Hope Liuhe Co Ltd A Shares (China)	150,500	205,744
Tingyi Cayman Islands Holding Corp	1,125,000	1,543,327
Want Want China Holdings Ltd	2,694,418	1,740,673
Wens Foodstuff Group Co Ltd A Shares (China)	228,400	582,440
Yihai Kerry Arawana Holdings Co Ltd A Shares (China)	63,300	285,843
		12,801,271
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (c)(d)(e)	213,600	1,022,569
Hengan International Group Co Ltd	357,400	1,251,961
		2,274,530
Tobacco - 0.0%
Smoore International Holdings Ltd (c)(d)	1,059,000	1,783,955
TOTAL CONSUMER STAPLES		53,728,466

Energy - 0.7%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	1,036,000	1,009,262
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	33,500	235,338
		1,244,600
Oil, Gas & Consumable Fuels - 0.7%
China Coal Energy Co Ltd H Shares	1,054,000	1,485,262
China Merchants Energy Shipping Co Ltd A Shares (China)	269,200	350,239
China Petroleum & Chemical Corp A Shares (China)	1,110,000	853,078
China Petroleum & Chemical Corp H Shares	13,020,704	6,920,425
China Shenhua Energy Co Ltd A Shares (China)	223,285	1,333,611
China Shenhua Energy Co Ltd H Shares	1,930,202	10,050,251
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	113,400	214,933
Guanghui Energy Co Ltd A Shares (China)	214,300	158,676
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	73,900	262,379
Inner Mongolia Yitai Coal Co Ltd B Shares	532,090	1,038,108
PetroChina Co Ltd A Shares (China)	809,200	1,040,292
PetroChina Co Ltd H Shares	11,947,790	12,331,338
Shaanxi Coal Industry Co Ltd A Shares (China)	332,400	1,060,146
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	185,790	191,079
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	97,800	203,366
Yankuang Energy Group Co Ltd A Shares (China)	189,300	391,504
Yankuang Energy Group Co Ltd H Shares (e)	1,885,200	2,588,631
		40,473,318
TOTAL ENERGY		41,717,918

Financials - 4.7%
Banks - 3.0%
Agricultural Bank of China Ltd A Shares (China)	3,051,200	3,412,419
Agricultural Bank of China Ltd H Shares	15,587,297	11,875,195
Bank of Beijing Co Ltd A Shares (China)	728,125	571,869
Bank of Changsha Co Ltd A Shares (China)	131,800	177,217
Bank of Chengdu Co Ltd A Shares (China)	148,000	349,549
Bank of China Ltd A Shares (China)	1,619,600	1,276,584
Bank of China Ltd H Shares	40,167,464	22,744,444
Bank of Communications Co Ltd A Shares (China)	1,834,200	1,850,332
Bank of Communications Co Ltd H Shares	4,988,176	4,429,341
Bank of Hangzhou Co Ltd A Shares (China)	251,400	554,554
Bank of Jiangsu Co Ltd A Shares (China)	632,043	957,291
Bank of Nanjing Co Ltd A Shares (China)	419,500	666,612
Bank of Ningbo Co Ltd A Shares (China)	227,220	904,743
Bank of Shanghai Co Ltd A Shares (China)	488,480	651,316
Bank of Suzhou Co Ltd A Shares (China)	146,100	169,760
China CITIC Bank Corp Ltd A Shares (China)	397,200	431,945
China CITIC Bank Corp Ltd H Shares	4,700,051	4,481,971
China Construction Bank Corp A Shares (China)	759,400	974,137
China Construction Bank Corp H Shares	54,807,000	54,261,217
China Everbright Bank Co Ltd A Shares (China)	1,628,400	764,163
China Everbright Bank Co Ltd H Shares	1,768,000	725,807
China Merchants Bank Co Ltd A Shares (China)	712,100	4,091,068
China Merchants Bank Co Ltd H Shares	2,220,921	13,901,924
China Minsheng Banking Corp Ltd A Shares (China)	1,076,900	591,603
China Minsheng Banking Corp Ltd H Shares	3,961,061	2,028,817
China Zheshang Bank Co Ltd A Shares (China)	750,950	315,472
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	354,600	344,765
Chongqing Rural Commercial Bank Co Ltd H Shares	1,233,000	1,013,940
CNPC Capital Co Ltd A Shares (China)	289,700	426,161
Huaxia Bank Co Ltd A Shares (China)	456,058	436,361
Industrial & Commercial Bank of China Ltd A Shares (China)	2,158,800	2,359,775
Industrial & Commercial Bank of China Ltd H Shares	37,130,000	28,765,351
Industrial Bank Co Ltd A Shares (China)	725,800	2,062,963
Ping An Bank Co Ltd A Shares (China)	668,400	1,063,069
Postal Savings Bank of China Co Ltd A Shares (China)	1,136,500	918,155
Postal Savings Bank of China Co Ltd H Shares (c)(d)	4,978,000	3,510,619
Shanghai Pudong Development Bank Co Ltd A Shares (China)	1,039,009	1,677,328
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	338,100	405,203
		176,143,040
Capital Markets - 0.5%
Beijing Compass Technology Development Co Ltd A Shares (China)	20,500	415,737
BOC International China Co Ltd A Shares (China)	95,700	188,915
Caitong Securities Co Ltd A Shares (China)	151,400	182,938
Capital Securities Co Ltd A Shares (China)	60,300	176,222
Changjiang Securities Co Ltd A Shares (China)	180,100	223,183
China CITIC Financial Asset Management Co Ltd H Shares (b)(c)(d)	8,061,000	1,068,500
China Galaxy Securities Co Ltd A Shares (China)	242,300	598,481
China Galaxy Securities Co Ltd H Shares	2,011,000	2,893,358
China Great Wall Securities Co Ltd A Shares (China)	131,700	204,469
China International Capital Corp Ltd A Shares (China)	101,800	527,065
China International Capital Corp Ltd H Shares (c)(d)	921,000	2,505,606
China Merchants Securities Co Ltd A Shares (China)	256,750	625,155
CITIC Securities Co Ltd A Shares (China)	418,900	1,729,182
CITIC Securities Co Ltd H Shares	900,590	3,428,259
CSC Financial Co Ltd A Shares (China)	149,600	550,485
Dongxing Securities Co Ltd A Shares (China)	106,600	189,763
East Money Information Co Ltd A Shares (China)	542,608	1,944,039
Everbright Securities Co Ltd A Shares (China)	129,758	339,281
Founder Securities Co Ltd A Shares (China)	291,500	337,068
GF Securities Co Ltd A Shares (China)	204,800	649,442
Guolian Minsheng Securities Co Ltd A Shares (China)	121,900	188,569
Guosen Securities Co Ltd A Shares (China)	220,500	434,965
Guotai Haitong Securities Co Ltd A Shares (China)	487,020	1,326,109
Guotai Haitong Securities Co Ltd H Shares (c)(d)	1,097,528	2,101,681
Guoyuan Securities Co Ltd A Shares (China)	140,970	173,504
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	18,400	939,105
Huatai Securities Co Ltd A Shares (China)	241,000	735,454
Huatai Securities Co Ltd H Shares (c)(d)	750,200	1,886,470
Industrial Securities Co Ltd A Shares (China)	303,870	293,734
Nanjing Securities Co Ltd A Shares (China)	118,800	141,376
Orient Securities Co Ltd/China A Shares (China)	260,639	398,792
SDIC Capital Co Ltd A Shares (China)	210,800	232,202
Shenwan Hongyuan Group Co Ltd A Shares (China)	781,800	600,844
Sinolink Securities Co Ltd A Shares (China)	120,400	167,133
SooChow Securities Co Ltd A Shares (China)	173,660	234,234
Southwest Securities Co Ltd A Shares (China)	216,700	144,315
Tianfeng Securities Co Ltd A Shares (China) (b)	351,200	258,562
Western Securities Co Ltd A Shares (China)	147,400	177,897
Zheshang Securities Co Ltd A Shares (China)	169,300	276,402
Zhongtai Securities Co Ltd A Shares (China)	229,400	224,971
		29,713,467
Consumer Finance - 0.0%
Qfin Holdings Inc Class A ADR	57,538	1,389,543
Financial Services - 0.0%
Far East Horizon Ltd	1,221,000	1,096,779
Insurance - 1.2%
China Life Insurance Co Ltd A Shares (China)	93,300	576,390
China Life Insurance Co Ltd H Shares	4,247,747	13,403,782
China Pacific Insurance Group Co Ltd A Shares (China)	236,800	1,181,105
China Pacific Insurance Group Co Ltd H Shares	1,501,428	6,086,440
China Taiping Insurance Holdings Co Ltd	820,255	1,866,291
New China Life Insurance Co Ltd A Shares (China)	76,700	730,748
New China Life Insurance Co Ltd H Shares	524,600	3,314,805
People's Insurance Co Group of China Ltd/The A Shares (China)	318,400	377,567
People's Insurance Co Group of China Ltd/The H Shares	4,987,552	4,480,135
PICC Property & Casualty Co Ltd H Shares	3,935,568	9,298,831
Ping An Insurance Group Co of China Ltd A Shares (China)	359,196	2,918,524
Ping An Insurance Group Co of China Ltd H Shares	3,835,641	27,709,943
		71,944,561
TOTAL FINANCIALS		280,287,390

Health Care - 1.1%
Biotechnology - 0.4%
3SBio Inc (c)(d)	1,027,000	4,070,703
Akeso Inc (b)(c)(d)(e)	358,000	5,224,495
Beijing Tiantan Biological Products Corp Ltd A Shares (China)	65,560	169,763
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China) (b)	34,912	276,504
Chongqing Zhifei Biological Products Co Ltd A Shares (China)	79,350	229,552
Hualan Biological Engineering Inc A Shares (China)	59,770	135,371
Imeik Technology Development Co Ltd A Shares (China)	10,040	225,827
Innovent Biologics Inc (b)(c)(d)	829,000	9,281,583
Shanghai RAAS Blood Products Co Ltd A Shares (China)	217,100	205,588
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (b)(e)	27,900	1,608,535
		21,427,921
Health Care Equipment & Supplies - 0.1%
APT Medical Inc A Shares (China)	4,595	178,186
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	32,700	165,535
Shandong Weigao Group Medical Polymer Co Ltd H Shares	1,419,200	991,726
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	28,409	558,489
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	41,700	1,259,894
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	26,000	222,834
		3,376,664
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	324,399	558,334
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	45,800	169,625
Huadong Medicine Co Ltd A Shares (China)	58,400	341,174
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	91,500	230,633
Sinopharm Group Co Ltd H Shares	767,000	1,911,936
		3,211,702
Life Sciences Tools & Services - 0.3%
Genscript Biotech Corp (b)	686,000	1,421,341
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	12,000	100,958
Pharmaron Beijing Co Ltd A Shares (China)	48,100	226,463
Wuxi Apptec Co Ltd A Shares (China)	84,584	1,181,281
Wuxi Apptec Co Ltd H Shares (c)(d)	197,968	2,766,770
Wuxi Biologics Cayman Inc (b)(c)(d)	1,973,500	9,193,777
WuXi XDC Cayman Inc (b)	172,000	1,662,328
		16,552,918
Pharmaceuticals - 0.3%
Beijing Tong Ren Tang Co Ltd A Shares (China)	45,058	214,547
Changchun High-Tech Industry Group Co Ltd A Shares (China)	13,400	211,353
China Resources Pharmaceutical Group Ltd (c)(d)	1,077,500	690,550
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	55,211	223,640
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	46,920	233,367
CSPC Pharmaceutical Group Ltd	4,599,608	4,528,251
Dong-E-E-Jiao Co Ltd A Shares (China)	21,300	142,122
Haisco Pharmaceutical Group Co Ltd A Shares (China)	30,600	243,557
Hansoh Pharmaceutical Group Co Ltd (c)(d)	678,000	3,109,680
Humanwell Healthcare Group Co Ltd A Shares (China)	54,000	160,390
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	218,858	1,972,594
Kangmei Pharmaceutical Co Ltd rights (b)(f)	16,265	0
Shanghai Allist Pharmaceuticals Co Ltd A Shares (China)	15,664	236,696
Shanghai Fosun Pharmaceutical Group Co Ltd A Shares (China)	75,400	309,338
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares (e)	1,000	3,065
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	38,400	321,610
Sichuan Biokin Pharmaceutical Co Ltd A Shares (China) (b)	6,885	360,801
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	53,400	262,596
Sino Biopharmaceutical Ltd	5,887,750	5,356,943
Yunnan Baiyao Group Co Ltd A Shares (China)	63,160	502,802
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	21,100	528,078
		19,611,980
TOTAL HEALTH CARE		64,181,185

Industrials - 1.2%
Aerospace & Defense - 0.0%
AECC Aviation Power Co Ltd A Shares (China)	92,000	505,151
AviChina Industry & Technology Co Ltd H Shares (e)	1,597,000	813,857
AVICOPTER PLC A Shares (China)	26,500	134,187
Kuang-Chi Technologies Co Ltd A Shares (China) (b)	74,500	476,890
		1,930,085
Air Freight & Logistics - 0.1%
JD Logistics Inc (b)(c)(d)	1,136,700	1,851,944
SF Holding Co Ltd A Shares (China)	165,400	937,222
YTO Express Group Co Ltd A Shares (China)	113,000	271,806
ZTO Express Cayman Inc A Shares	238,844	4,406,386
		7,467,358
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	56,000	187,023
Commercial Services & Supplies - 0.0%
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	55,830	169,748
Construction & Engineering - 0.1%
China Communications Services Corp Ltd H Shares	1,380,000	827,586
China Energy Engineering Corp Ltd A Shares (China)	1,115,900	377,851
China National Chemical Engineering Co Ltd A Shares (China)	199,408	216,571
China Railway Group Ltd A Shares (China)	707,000	558,257
China Railway Group Ltd H Shares	2,399,000	1,216,396
China State Construction Engineering Corp Ltd A Shares (China)	1,421,740	1,084,673
China State Construction International Holdings Ltd	753,500	857,203
Metallurgical Corp of China Ltd A Shares (China)	589,700	289,158
Power Construction Corp of China Ltd A Shares (China)	590,700	468,085
Sichuan Road and Bridge Group Co Ltd A Shares (China)	250,360	333,466
		6,229,246
Electrical Equipment - 0.3%
China XD Electric Co Ltd A Shares (China)	166,100	185,997
CNGR Advanced Material Co Ltd A Shares (China)	30,420	196,776
Contemporary Amperex Technology Co Ltd A Shares (China)	148,420	8,107,069
Contemporary Amperex Technology Co Ltd H Shares (e)	41,500	2,982,768
Dongfang Electric Corp Ltd A Shares (China)	105,200	308,473
Eve Energy Co Ltd A Shares (China)	70,774	827,125
GEM Co Ltd A Shares (China)	165,700	198,354
Goldwind Science & Technology Co Ltd A Shares (China)	112,200	247,498
Goneo Group Co Ltd A Shares (China)	32,797	201,231
Gotion High-Tech Co Ltd A Shares (China)	62,300	398,358
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	112,000	266,727
NARI Technology Co Ltd A Shares (China)	276,875	942,575
Ningbo Deye Technology Co Ltd A Shares (China)	29,993	313,862
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	22,400	197,362
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	46,700	147,041
Shanghai Electric Group Co Ltd A Shares (China) (b)	441,500	577,509
Sungrow Power Supply Co Ltd A Shares (China)	71,120	1,896,560
Sunwoda Electronic Co Ltd A Shares (China)	60,200	303,224
TBEA Co Ltd A Shares (China)	176,100	484,452
Zhejiang Chint Electrics Co Ltd A Shares (China)	76,300	307,563
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	59,015	537,382
		19,627,906
Ground Transportation - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	1,676,700	1,222,648
Daqin Railway Co Ltd A Shares (China)	693,000	557,913
		1,780,561
Industrial Conglomerates - 0.1%
CITIC Ltd	2,319,941	3,588,638
Fosun International Ltd	1,394,954	885,024
		4,473,662
Machinery - 0.3%
Airtac International Group	79,926	2,365,735
China CSSC Holdings Ltd A Shares (China)	258,700	1,304,877
CRRC Corp Ltd A Shares (China)	831,300	895,843
CRRC Corp Ltd H Shares	2,504,000	1,898,007
Haitian International Holdings Ltd	364,000	994,957
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	46,076	621,994
Sany Heavy Industry Co Ltd A Shares (China)	291,500	906,765
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	26,500	249,235
Shenzhen Inovance Technology Co Ltd A Shares (China)	46,700	505,292
Sinotruk Hong Kong Ltd	394,000	1,316,283
Weichai Power Co Ltd A Shares (China)	263,800	554,479
Weichai Power Co Ltd H Shares	1,080,000	2,230,730
XCMG Construction Machinery Co Ltd A Shares (China)	405,000	605,446
Yutong Bus Co Ltd A Shares (China)	73,400	333,411
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	62,100	435,644
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	30,764	225,627
Zhuzhou CRRC Times Electric Co Ltd H Shares	250,927	1,279,412
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	234,500	269,180
		16,992,917
Marine Transportation - 0.1%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	419,420	884,522
COSCO SHIPPING Holdings Co Ltd H Shares	1,494,300	2,594,167
		3,478,689
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (b)	446,700	493,307
China Eastern Airlines Corp Ltd A Shares (China) (b)	570,400	384,680
China Southern Airlines Co Ltd A Shares (China) (b)	373,800	350,303
Hainan Airlines Holding Co Ltd A Shares (China) (b)	1,428,700	355,298
Spring Airlines Co Ltd A Shares (China)	32,600	245,413
		1,829,001
Professional Services - 0.1%
Kanzhun Ltd ADR	210,663	4,668,292
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (c)(d)	119,300	1,045,528
Xiamen C & D Inc A Shares (China)	96,325	137,909
		1,183,437
Transportation Infrastructure - 0.1%
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	189,100	272,595
China Merchants Port Holdings Co Ltd	718,242	1,390,167
Jiangsu Expressway Co Ltd H Shares	698,000	849,757
Shanghai International Airport Co Ltd A Shares (China)	45,000	204,154
Zhejiang Expressway Co Ltd H Shares	901,359	879,256
		3,595,929
TOTAL INDUSTRIALS		73,613,854

Information Technology - 2.3%
Communications Equipment - 0.1%
BYD Electronic International Co Ltd	450,500	2,118,418
Guangzhou Haige Communications Group Inc Co A Shares (China)	80,900	133,102
Hengtong Optic-electric Co Ltd A Shares (China)	81,000	254,469
Suzhou TFC Optical Communication Co Ltd A Shares (China)	26,716	593,109
Yealink Network Technology Corp Ltd A Shares (China)	41,470	209,756
Zhongji Innolight Co Ltd A Shares (China)	38,060	2,529,401
ZTE Corp A Shares (China)	141,000	860,969
ZTE Corp H Shares (e)	427,400	1,809,584
		8,508,808
Electronic Equipment, Instruments & Components - 0.4%
Aac Technologies Holdings Inc	444,633	2,288,811
Accelink Technologies Co Ltd A Shares (China)	28,100	248,650
Avary Holding Shenzhen Co Ltd A Shares (China)	79,500	586,973
BOE Technology Group Co Ltd A Shares (China)	1,290,100	735,916
Chaozhou Three-Circle Group Co Ltd A Shares (China)	66,500	464,269
China Railway Signal & Communication Corp Ltd A Shares (China)	237,269	177,016
Eoptolink Technology Inc Ltd A Shares (China)	34,040	1,646,713
Everdisplay Optronics Shanghai Co Ltd A Shares (China) (b)	495,334	189,298
Foxconn Industrial Internet Co Ltd A Shares (China)	453,397	4,586,588
GoerTek Inc A Shares (China)	115,700	534,008
Huagong Tech Co Ltd A Shares (China)	33,300	373,452
Lens Technology Co Ltd A Shares (China)	171,400	708,728
Lingyi iTech Guangdong Co A Shares (China)	232,900	511,455
Luxshare Precision Industry Co Ltd A Shares (China)	248,724	2,201,592
Maxscend Microelectronics Co Ltd A Shares (China)	17,828	187,087
Ofilm Group Co Ltd A Shares (China) (b)	118,400	205,113
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	9,549	183,670
Shengyi Technology Co Ltd A Shares (China)	83,700	756,162
Shennan Circuits Co Ltd A Shares (China)	22,952	691,649
Shenzhen Kinwong Electronic Co Ltd A Shares (China)	32,200	328,451
Sunny Optical Technology Group Co Ltd	406,100	3,930,059
SUPCON Technology Co Ltd A Shares (China)	26,151	192,236
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	62,900	605,369
TCL Technology Group Corp A Shares (China)	726,370	439,859
Unisplendour Corp Ltd A Shares (China)	95,210	362,251
Victory Giant Technology Huizhou Co Ltd A Shares (China)	29,600	1,222,694
Wingtech Technology Co Ltd A Shares (China) (b)	41,400	261,753
Wuhan Guide Infrared Co Ltd A Shares (China) (b)	148,968	290,510
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	66,060	658,614
Zhejiang Dahua Technology Co Ltd A Shares (China)	108,900	312,896
		25,881,842
IT Services - 0.1%
GDS Holdings Ltd A Shares (b)	595,900	2,655,006
Isoftstone Information Technology Group Co Ltd A Shares (China)	31,750	237,364
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	47,900	340,066
		3,232,436
Semiconductors & Semiconductor Equipment - 0.5%
ACM Research Shanghai Inc A Shares (China)	9,502	236,956
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	21,775	854,675
Amlogic Shanghai Co Ltd A Shares (China) (b)	13,668	165,151
Bestechnic Shanghai Co Ltd A Shares (China)	5,573	192,621
Cambricon Technologies Corp Ltd A Shares (China) (b)	14,344	2,771,097
China Resources Microelectronics Ltd A Shares (China)	47,538	338,899
CSI Solar Co Ltd A Shares (China)	120,010	261,353
Flat Glass Group Co Ltd A Shares (China)	61,300	159,421
Flat Glass Group Co Ltd H Shares	1,000	1,573
GalaxyCore Inc A Shares (China)	70,838	158,847
GCL Technology Holdings Ltd (b)(e)	13,010,000	2,277,007
Gigadevice Semiconductor Inc A Shares (China)	23,060	712,788
Hangzhou First Applied Material Co Ltd A Shares (China)	84,860	187,189
Hangzhou Silan Microelectronics Co Ltd A Shares (China)	54,100	242,247
Hua Hong Semiconductor Ltd (b)(c)(d)(e)	414,000	4,248,928
Hwatsing Technology Co Ltd A Shares (China)	11,538	222,642
Hygon Information Technology Co Ltd A Shares (China)	79,922	2,575,170
Ingenic Semiconductor Co Ltd A Shares (China)	15,700	191,491
JA Solar Technology Co Ltd A Shares (China) (b)	107,404	212,472
JCET Group Co Ltd A Shares (China)	64,800	364,360
Jinko Solar Co Ltd A Shares (China) (b)	329,352	268,853
LONGi Green Energy Technology Co Ltd A Shares (China) (b)	263,999	783,013
Loongson Technology Corp Ltd (China) (b)	14,012	271,542
Montage Technology Co Ltd A Shares (China)	39,803	762,237
National Silicon Industry Group Co Ltd A Shares (China) (b)	90,679	291,247
NAURA Technology Group Co Ltd A Shares (China)	24,845	1,420,906
Nexchip Semiconductor Corp A Shares (China)	66,139	311,580
OmniVision Integrated Circuits Group Inc A Shares (China)	42,330	777,384
Piotech Inc A Shares (China)	9,177	393,259
Rockchip Electronics Co Ltd A Shares (China)	14,600	372,210
Sanan Optoelectronics CO Ltd A Shares (China)	177,800	346,487
SG Micro Corp A Shares (China)	20,399	211,230
Shenzhen Goodix Technology Co Ltd A Shares (China)	15,000	173,153
Silergy Corp	188,000	1,359,088
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China) (b)	131,075	174,217
Tianshui Huatian Technology Co Ltd A Shares (China)	103,700	175,713
TongFu Microelectronics Co Ltd A Shares (China)	50,000	298,213
Tongwei Co Ltd A Shares (China) (b)	155,700	542,086
Trina Solar Co Ltd A Shares (China) (b)	70,733	202,438
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	29,939	343,835
Verisilicon Microelectronics Shanghai Co Ltd A Shares (China) (b)	18,087	405,327
Xinjiang Daqo New Energy Co Ltd A Shares (China) (b)	58,342	245,503
Xinyi Solar Holdings Ltd	2,633,143	1,213,125
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	42,600	233,428
		27,950,961
Software - 0.2%
360 Security Technology Inc A Shares (China)	233,400	392,531
Beijing Kingsoft Office Software Inc A Shares (China)	16,033	808,678
China National Software & Service Co Ltd A Shares (China) (b)	32,910	241,783
Empyrean Technology Co Ltd A Shares (China)	15,100	256,942
Horizon Robotics A Shares (b)(e)	2,857,800	3,236,404
Hundsun Technologies Inc A Shares (China)	62,819	277,670
Iflytek Co Ltd A Shares (China)	80,800	631,197
Jiangsu Hoperun Software Co Ltd A Shares (China) (b)	26,500	229,241
Kingdee International Software Group Co Ltd (b)	1,721,000	3,246,856
Shanghai Baosight Software Co Ltd A Shares (China)	71,521	231,021
Shanghai Baosight Software Co Ltd B Shares	42,900	48,134
Yonyou Network Technology CO Ltd A Shares (China) (b)	113,820	249,472
		9,849,929
Technology Hardware, Storage & Peripherals - 1.0%
Anker Innovations Technology Co Ltd A Shares (China)	18,330	301,062
China Greatwall Technology Group Co Ltd A Shares (China) (b)	107,500	255,406
GRG Banking Equipment Co Ltd A Shares (China)	81,100	146,421
Huaqin Technology Co Ltd A Shares (China)	29,200	416,908
IEIT Systems Co Ltd A Shares (China)	51,172	468,984
Lenovo Group Ltd	3,895,000	5,694,217
Ninestar Corp A Shares (China) (b)	46,400	141,402
Shenzhen Transsion Holdings Co Ltd A Shares (China)	39,261	420,886
Xiaomi Corp B Shares (b)(c)(d)	9,782,200	54,270,794
		62,116,080
TOTAL INFORMATION TECHNOLOGY		137,540,056

Materials - 1.1%
Chemicals - 0.1%
Ganfeng Lithium Group Co Ltd A Shares (China)	53,440	518,227
Ganfeng Lithium Group Co Ltd H Shares (c)(d)	120	792
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	62,400	349,550
Hengli Petrochemical Co Ltd A Shares (China)	242,320	611,128
Hoshine Silicon Industry Co Ltd A Shares (China)	33,900	236,101
Huafon Chemical Co Ltd A Shares (China)	160,500	202,277
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	280,600	203,825
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (b)	219,600	285,399
LB Group Co Ltd A Shares (China)	77,700	200,980
Meihua Holdings Group Co Ltd A Shares (China)	94,000	147,523
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	251,900	652,631
Qinghai Salt Lake Industry Co Ltd A Shares (China) (b)	184,400	642,527
Rongsheng Petrochemical Co Ltd A Shares (China)	349,200	499,951
Satellite Chemical Co Ltd A Shares (China)	111,830	281,405
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	69,700	251,384
Shanghai Putailai New Energy Technology Co Ltd A Shares (China)	69,674	286,140
Tianqi Lithium Corp A Shares (China) (b)	48,800	366,134
Wanhua Chemical Group Co Ltd A Shares (China)	107,800	948,593
Yunnan Yuntianhua Co Ltd A Shares (China)	60,300	243,660
Zangge Mining Co Ltd A Shares (China)	52,200	431,687
Zhejiang Juhua Co Ltd A Shares (China)	93,900	465,977
Zhejiang Longsheng Group Co Ltd A Shares (China)	117,100	173,246
Zhejiang NHU Co Ltd A Shares (China)	109,136	372,609
		8,371,746
Construction Materials - 0.1%
Anhui Conch Cement Co Ltd A Shares (China)	139,000	452,892
Anhui Conch Cement Co Ltd H Shares	702,400	2,091,684
China Jushi Co Ltd A Shares (China)	132,514	305,340
China National Building Material Co Ltd H Shares	2,120,000	1,503,266
		4,353,182
Metals & Mining - 0.9%
Aluminum Corp of China Ltd A Shares (China)	444,700	624,182
Aluminum Corp of China Ltd H Shares	2,156,000	2,741,283
Baoshan Iron & Steel Co Ltd A Shares (China)	755,300	782,106
Chifeng Jilong Gold Mining Co A Shares (China)	55,500	232,296
China Hongqiao Group Ltd	1,591,200	6,044,903
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	124,200	886,644
China Rare Earth Resources And Technology Co Ltd A Shares (China) (b)	34,700	256,932
Citic Pacific Special Steel Group Co Ltd A Shares (China)	110,900	227,335
CMOC Group Ltd A Shares (China)	582,300	1,394,103
CMOC Group Ltd H Shares	2,152,000	4,658,183
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	74,200	257,814
Huaibei Mining Holdings Co Ltd A Shares (China)	87,500	163,262
Hunan Valin Steel Co Ltd A Shares (China)	226,700	183,783
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China)	1,557,700	555,899
Jiangxi Copper Co Ltd A Shares (China)	75,600	436,452
Jiangxi Copper Co Ltd H Shares	592,000	2,472,968
Jinduicheng Molybdenum Co Ltd A Shares (China)	114,800	242,265
MMG Ltd (b)	2,432,000	2,162,668
Shandong Gold Mining Co Ltd A Shares (China)	155,444	787,114
Shandong Gold Mining Co Ltd H Shares (c)(d)(e)	499,500	2,101,994
Shandong Nanshan Aluminum Co Ltd A Shares (China)	418,000	270,742
Shanjin International Gold Co Ltd A Shares (China)	92,280	281,220
Tianshan Aluminum Group Co Ltd A Shares (China)	152,700	286,846
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	453,400	336,989
Western Mining Co Ltd A Shares (China)	77,200	259,994
Western Superconducting Technologies Co Ltd A Shares (China)	21,173	232,631
Xiamen Tungsten Co Ltd A Shares (China)	51,700	259,321
Yunnan Aluminium Co Ltd A Shares (China)	114,500	369,848
Zhaojin Mining Industry Co Ltd H Shares	986,500	3,689,274
Zhongjin Gold Corp Ltd A Shares (China)	160,700	500,565
Zijin Mining Group Co Ltd A Shares (China)	683,100	2,927,270
Zijin Mining Group Co Ltd H Shares	3,270,000	13,567,226
		50,194,112
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	91,100	182,010
TOTAL MATERIALS		63,101,050

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
C&D International Investment Group Ltd	496,289	1,018,055
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	301,700	400,577
China Overseas Land & Investment Ltd	2,184,202	3,662,566
China Resources Land Ltd	1,830,312	6,609,385
China Resources Mixc Lifestyle Services Ltd (c)(d)	390,800	2,042,879
China Vanke Co Ltd A Shares (China) (b)	344,700	303,660
China Vanke Co Ltd H Shares (b)(e)	1,267,400	717,653
Hainan Airport Infrastructure Co Ltd A Shares (China)	378,800	262,383
KE Holdings Inc A Shares	1,173,854	6,657,714
Longfor Group Holdings Ltd (c)(d)	1,194,603	1,477,390
Poly Developments and Holdings Group Co Ltd A Shares (China)	414,100	426,469
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	51,500	321,993
Youngor Fashion Co Ltd A Shares (China)	151,287	159,420
		24,060,144
Utilities - 0.5%
Gas Utilities - 0.2%
Beijing Enterprises Holdings Ltd	287,427	1,261,334
China Gas Holdings Ltd	1,554,700	1,598,607
China Resources Gas Group Ltd	532,400	1,463,483
ENN Energy Holdings Ltd	451,843	3,933,721
ENN Natural Gas Co Ltd A Shares (China)	85,000	233,119
Kunlun Energy Co Ltd	2,223,000	2,042,612
		10,532,876
Independent Power and Renewable Electricity Producers - 0.3%
CGN Power Co Ltd A Shares (China)	512,500	283,706
CGN Power Co Ltd H Shares (c)(d)	6,087,447	2,412,871
China Longyuan Power Group Corp Ltd H Shares	1,421,000	1,316,664
China National Nuclear Power Co Ltd A Shares (China)	708,700	894,164
China Power International Development Ltd	2,116,619	912,506
China Resources Power Holdings Co Ltd	1,180,940	2,823,721
China Three Gorges Renewables Group Co Ltd A Shares (China)	995,700	594,561
China Yangtze Power Co Ltd A Shares (China)	838,600	3,310,853
Datang International Power Generation Co Ltd A Shares (China)	405,700	207,484
GD Power Development Co Ltd A Shares (China)	615,400	457,395
Huadian Power International Corp Ltd A Shares (China)	318,800	242,323
Huaneng Power International Inc A Shares (China)	373,900	427,095
Huaneng Power International Inc H Shares	2,330,186	1,925,191
SDIC Power Holdings Co Ltd A Shares (China)	275,300	555,056
Shenergy Co Ltd A Shares (China)	160,400	185,474
Sichuan Chuantou Energy Co Ltd A Shares (China)	169,100	349,728
Wintime Energy Group Co Ltd A Shares (China)	724,800	163,954
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	368,200	266,939
		17,329,685
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd	2,314,000	744,478
Guangdong Investment Ltd	1,677,126	1,594,991
		2,339,469
TOTAL UTILITIES		30,202,030

TOTAL CHINA		1,649,607,190
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Grupo Cibest SA	145,610	2,360,935
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	254,468	1,650,388
TOTAL COLOMBIA		4,011,323
CZECH REPUBLIC - 0.1%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	43,219	2,213,104
Moneta Money Bank AS (c)(d)	145,248	1,230,210
		3,443,314
Utilities - 0.1%
Electric Utilities - 0.1%
CEZ AS	76,543	4,688,193
TOTAL CZECH REPUBLIC		8,131,507
EGYPT - 0.1%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE (b)	783,285	745,978
Financials - 0.1%
Banks - 0.1%
Commercial International Bank - Egypt (CIB)	1,309,620	2,924,467
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	415,197	505,461
TOTAL EGYPT		4,175,906
GREECE - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	94,699	1,780,315
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
OPAP SA	106,014	2,193,437
Specialty Retail - 0.0%
FF Group (b)(f)	1,944	0
JUMBO SA	66,240	2,102,721
		2,102,721
TOTAL CONSUMER DISCRETIONARY		4,296,158

Financials - 0.4%
Banks - 0.4%
Alpha Bank SA	1,254,022	4,914,525
Eurobank Ergasias Services and Holdings SA	1,466,034	5,514,639
National Bank of Greece SA	495,213	7,274,939
Piraeus Financial Holdings SA	640,994	5,003,436
		22,707,539
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	105,861	1,841,292
TOTAL GREECE		30,625,304
HONG KONG - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (b)	1,357,000	1,741,098
Marine Transportation - 0.0%
Orient Overseas International Ltd (e)	75,500	1,306,825
TOTAL HONG KONG		3,047,923
HUNGARY - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	233,904	2,057,875
Financials - 0.3%
Banks - 0.3%
OTP Bank Nyrt	127,724	12,182,371
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	79,569	2,452,518
TOTAL HUNGARY		16,692,764
INDIA - 14.8%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.1%
Indus Towers Ltd (b)	750,851	3,075,643
Tata Communications Ltd	65,290	1,379,427
		4,455,070
Interactive Media & Services - 0.0%
Info Edge India Ltd	203,067	3,153,126
Wireless Telecommunication Services - 0.6%
Bharti Airtel Ltd	1,463,212	33,866,604
Vodafone Idea Ltd (b)	15,531,984	1,527,564
		35,394,168
TOTAL COMMUNICATION SERVICES		43,002,364

Consumer Discretionary - 2.0%
Automobile Components - 0.3%
Balkrishna Industries Ltd	44,472	1,142,198
Bharat Forge Ltd	149,559	2,231,970
Bosch Ltd	4,202	1,763,122
MRF Ltd	1,328	2,356,559
Samvardhana Motherson International Ltd	2,703,803	3,210,204
Tube Investments of India Ltd	61,015	2,077,940
		12,781,993
Automobiles - 1.1%
Bajaj Auto Ltd	38,179	3,824,782
Eicher Motors Ltd	78,218	6,174,433
Hero MotoCorp Ltd	68,441	4,274,623
Hyundai Motor India Ltd	93,088	2,557,468
Mahindra & Mahindra Ltd	531,904	20,896,250
Maruti Suzuki India Ltd	71,728	13,079,360
Tata Motors Passenger Vehicles Limited	1,154,232	5,331,326
TVS Motor Co Ltd	135,470	5,354,854
		61,493,096
Broadline Retail - 0.0%
Vishal Mega Mart Ltd	1,195,053	1,947,977
Hotels, Restaurants & Leisure - 0.2%
Eternal Ltd (b)	1,375,565	4,924,078
Indian Hotels Co Ltd/The	486,490	4,065,547
Jubilant Foodworks Ltd	208,039	1,401,184
Swiggy Ltd (b)	497,230	2,296,394
		12,687,203
Household Durables - 0.1%
Dixon Technologies India Ltd (c)	20,728	3,618,089
Specialty Retail - 0.1%
FSN E-Commerce Ventures Ltd (b)	656,923	1,834,929
Trent Ltd	103,342	5,465,199
		7,300,128
Textiles, Apparel & Luxury Goods - 0.2%
Kalyan Jewellers India Ltd	236,536	1,358,220
Page Industries Ltd	3,520	1,633,797
Titan Co Ltd	202,320	8,539,766
		11,531,783
TOTAL CONSUMER DISCRETIONARY		111,360,269

Consumer Staples - 0.9%
Beverages - 0.1%
United Spirits Ltd	166,655	2,687,433
Varun Beverages Ltd	770,745	4,077,963
		6,765,396
Consumer Staples Distribution & Retail - 0.1%
Avenue Supermarts Ltd (b)(c)(d)	92,744	4,339,686
Food Products - 0.3%
Britannia Industries Ltd	61,707	4,057,375
Marico Ltd	295,100	2,393,480
Nestle India Ltd	384,288	5,505,105
Tata Consumer Products Ltd	338,128	4,437,775
		16,393,735
Personal Care Products - 0.3%
Colgate-Palmolive India Ltd	77,319	1,953,771
Dabur India Ltd	304,630	1,673,209
Godrej Consumer Products Ltd	232,941	2,935,479
Hindustan Unilever Ltd	468,791	13,020,945
		19,583,404
Tobacco - 0.1%
ITC Ltd	1,712,515	8,109,679
TOTAL CONSUMER STAPLES		55,191,900

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Bharat Petroleum Corp Ltd	864,911	3,476,598
Coal India Ltd	1,053,334	4,611,933
Hindustan Petroleum Corp Ltd	545,477	2,925,106
Indian Oil Corp Ltd	1,617,612	3,023,284
Oil & Natural Gas Corp Ltd	1,790,585	5,151,374
Oil India Ltd	279,617	1,365,088
Petronet LNG Ltd	430,443	1,363,849
Reliance Industries Ltd	3,473,184	58,159,644
		80,076,876
Financials - 4.4%
Banks - 3.1%
AU Small Finance Bank Ltd (c)(d)	209,182	2,068,726
Axis Bank Ltd	1,308,640	18,174,859
Bank of Baroda	590,754	1,852,824
Canara Bank	1,034,657	1,596,774
HDFC Bank Ltd/Gandhinagar	6,489,814	72,183,782
ICICI Bank Ltd	3,011,921	45,641,755
IDFC First Bank Ltd	2,056,192	1,894,157
IndusInd Bank Ltd/Gift City (b)	328,622	2,942,475
Kotak Mahindra Bank Ltd	623,576	14,767,999
Punjab National Bank	1,310,409	1,814,185
State Bank of India	1,017,369	10,739,309
Union Bank of India Ltd	873,085	1,462,305
Yes Bank Ltd (b)	8,096,334	2,074,135
		177,213,285
Capital Markets - 0.1%
BSE Ltd	113,490	3,169,511
HDFC Asset Management Co Ltd (c)(d)	54,815	3,321,691
		6,491,202
Consumer Finance - 0.6%
Bajaj Finance Ltd	1,594,344	18,730,152
Cholamandalam Investment and Finance Co Ltd	239,600	4,580,108
Muthoot Finance Ltd	69,004	2,471,053
SBI Cards & Payment Services Ltd	163,324	1,616,680
Shriram Finance Ltd	803,813	6,781,677
Sundaram Finance Ltd	37,875	1,960,420
		36,140,090
Financial Services - 0.3%
Bajaj Finserv Ltd	218,448	5,139,244
Bajaj Holdings & Investment Ltd	15,214	2,108,690
Jio Financial Services Ltd	1,629,271	5,631,277
Power Finance Corp Ltd	844,730	3,837,519
REC Ltd	748,972	3,162,870
		19,879,600
Insurance - 0.3%
HDFC Life Insurance Co Ltd (c)(d)	552,451	4,554,850
ICICI Lombard General Insurance Co Ltd (c)(d)	139,175	3,125,930
ICICI Prudential Life Insurance Co Ltd (c)(d)	206,877	1,377,743
PB Fintech Ltd (b)	196,355	3,949,442
SBI Life Insurance Co Ltd (c)(d)	257,066	5,663,764
		18,671,729
TOTAL FINANCIALS		258,395,906

Health Care - 0.8%
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd	57,397	4,966,668
Max Healthcare Institute Ltd	443,485	5,734,604
		10,701,272
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	68,147	5,172,923
Pharmaceuticals - 0.6%
Alkem Laboratories Ltd	24,017	1,489,884
Aurobindo Pharma Ltd	149,929	1,923,665
Cipla Ltd/India	322,497	5,454,456
Dr Reddy's Laboratories Ltd	333,017	4,481,147
Lupin Ltd	130,144	2,878,812
Mankind Pharma Ltd	70,970	1,906,072
Sun Pharmaceutical Industries Ltd	547,286	10,424,114
Torrent Pharmaceuticals Ltd	67,509	2,707,585
Zydus Lifesciences Ltd	144,099	1,581,899
		32,847,634
TOTAL HEALTH CARE		48,721,829

Industrials - 1.4%
Aerospace & Defense - 0.3%
Bharat Electronics Ltd	2,084,448	10,006,008
Hindustan Aeronautics Ltd (c)	114,398	6,031,203
		16,037,211
Building Products - 0.0%
Astral Ltd	69,406	1,133,844
Commercial Services & Supplies - 0.0%
Indian Railway Catering & Tourism Corp Ltd	137,701	1,114,918
Construction & Engineering - 0.4%
Larsen & Toubro Ltd	384,267	17,449,917
Rail Vikas Nigam Ltd (c)	298,977	1,107,459
Voltas Ltd	131,868	2,055,456
		20,612,832
Electrical Equipment - 0.3%
ABB India Ltd	30,138	1,772,324
Bharat Heavy Electricals Ltd	594,107	1,776,933
CG Power & Industrial Solutions Ltd	403,811	3,351,179
Havells India Ltd	125,026	2,104,167
Hitachi Energy India Ltd	7,624	1,526,947
Polycab India Ltd	30,031	2,606,419
Suzlon Energy Ltd (b)	5,485,332	3,664,510
		16,802,479
Ground Transportation - 0.0%
Container Corp Of India Ltd	174,105	1,069,461
Industrial Conglomerates - 0.0%
Siemens Ltd	51,009	1,779,296
Machinery - 0.2%
Ashok Leyland Ltd	1,672,183	2,666,187
Cummins India Ltd	79,018	3,867,088
Tata Motors Ltd /new (b)(f)	1,154,232	3,390,593
		9,923,868
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (c)(d)	107,988	6,843,153
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	92,494	2,585,226
Transportation Infrastructure - 0.1%
Adani Ports & Special Economic Zone Ltd	307,304	5,025,086
GMR Airports Ltd (b)	1,509,767	1,598,297
		6,623,383
TOTAL INDUSTRIALS		84,525,671

Information Technology - 1.4%
IT Services - 1.4%
HCL Technologies Ltd	541,378	9,401,613
Infosys Ltd	1,895,379	31,583,206
LTIMindtree Ltd (c)(d)	42,433	2,717,404
Mphasis Ltd	60,000	1,868,574
Persistent Systems Ltd	62,569	4,170,515
Tata Consultancy Services Ltd	515,627	17,763,616
Tech Mahindra Ltd	306,838	4,923,788
Wipro Ltd	1,491,979	4,045,227
		76,473,943
Semiconductors & Semiconductor Equipment - 0.0%
WAAREE Energies Ltd	49,190	1,899,327
Software - 0.0%
Oracle Financial Services Software Ltd	12,457	1,194,968
Tata Elxsi Ltd	19,674	1,208,943
		2,403,911
TOTAL INFORMATION TECHNOLOGY		80,777,181

Materials - 1.2%
Chemicals - 0.3%
Asian Paints Ltd	191,401	5,413,954
Coromandel International Ltd	67,201	1,608,463
PI Industries Ltd	43,165	1,739,632
Pidilite Industries Ltd	173,954	2,831,003
Solar Industries India Ltd	15,473	2,419,132
SRF Ltd	75,952	2,507,490
Supreme Industries Ltd	36,192	1,554,464
UPL Ltd	256,865	2,083,800
		20,157,938
Construction Materials - 0.3%
Ambuja Cements Ltd	352,396	2,244,631
Grasim Industries Ltd	155,043	5,050,840
Shree Cement Ltd	5,175	1,650,473
UltraTech Cement Ltd	67,187	9,042,789
		17,988,733
Metals & Mining - 0.6%
APL Apollo Tubes Ltd	102,840	2,075,569
Hindalco Industries Ltd	769,023	7,345,419
Jindal Stainless Ltd	188,974	1,604,571
Jindal Steel Ltd	203,593	2,446,832
JSW Steel Ltd	348,761	4,738,419
NMDC Ltd	1,766,713	1,508,468
Tata Steel Ltd	4,271,795	8,799,133
Vedanta Ltd	780,179	4,337,941
		32,856,352
TOTAL MATERIALS		71,003,023

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
DLF Ltd	422,709	3,601,348
Godrej Properties Ltd (b)	86,338	2,225,442
Lodha Developers Ltd (c)(d)	171,522	2,314,721
Oberoi Realty Ltd	72,994	1,462,347
Phoenix Mills Ltd/The	112,752	2,137,290
Prestige Estates Projects Ltd	98,750	1,940,958
		13,682,106
Utilities - 0.5%
Electric Utilities - 0.2%
Power Grid Corp of India Ltd	2,649,457	8,600,699
Tata Power Co Ltd/The	908,688	4,144,964
Torrent Power Ltd	101,047	1,498,658
		14,244,321
Gas Utilities - 0.0%
GAIL India Ltd	1,316,119	2,709,783
Independent Power and Renewable Electricity Producers - 0.3%
Adani Power Ltd (b)	1,655,975	2,944,805
JSW Energy Ltd	250,239	1,486,944
NHPC Ltd	1,724,428	1,648,177
NTPC Ltd	2,486,165	9,437,429
		15,517,355
TOTAL UTILITIES		32,471,459

TOTAL INDIA		879,208,584
INDONESIA - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telkom Indonesia Persero Tbk PT	28,226,565	5,459,996
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	508,818,104	1,835,784
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	10,707,300	1,294,147
Food Products - 0.1%
Charoen Pokphand Indonesia Tbk PT	4,226,800	1,186,961
Indofood CBP Sukses Makmur Tbk PT	1,335,300	698,563
Indofood Sukses Makmur Tbk PT	2,514,700	1,118,989
		3,004,513
TOTAL CONSUMER STAPLES		4,298,660

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Dian Swastatika Sentosa Tbk PT (b)	571,200	2,904,945
Petrindo Jaya Kreasi Tbk PT	12,815,500	1,548,957
United Tractors Tbk PT	854,800	1,382,689
		5,836,591
Financials - 0.6%
Banks - 0.6%
Bank Central Asia Tbk PT	31,621,050	16,189,726
Bank Mandiri Persero Tbk PT	21,276,296	6,027,866
Bank Negara Indonesia Persero Tbk PT	8,544,600	2,250,472
Bank Rakyat Indonesia Persero Tbk PT	38,878,527	9,300,531
		33,768,595
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	10,640,500	815,793
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	11,525,559	4,262,308
Materials - 0.1%
Chemicals - 0.1%
Barito Pacific Tbk PT (b)	13,436,400	2,787,467
Chandra Asri Pacific Tbk PT	4,930,500	2,060,552
		4,848,019
Metals & Mining - 0.0%
Amman Mineral Internasional PT (b)	8,269,800	3,530,702
TOTAL MATERIALS		8,378,721

TOTAL INDONESIA		64,656,448
KOREA (SOUTH) - 12.0%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	122,805	1,309,453
Entertainment - 0.1%
HYBE Co Ltd	13,057	3,115,204
Krafton Inc (b)	16,198	3,127,946
		6,243,150
Interactive Media & Services - 0.4%
Kakao Corp	176,467	8,037,727
NAVER Corp	81,318	15,219,460
		23,257,187
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	30,805	1,124,270
TOTAL COMMUNICATION SERVICES		31,934,060

Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Hankook Tire & Technology Co Ltd	42,527	1,379,124
Hyundai Mobis Co Ltd	34,006	7,518,503
		8,897,627
Automobiles - 0.5%
Hyundai Motor Co	77,623	15,749,878
Kia Corp	136,004	11,409,316
		27,159,194
Hotels, Restaurants & Leisure - 0.0%
Hanjin Kal Corp	13,389	980,807
Household Durables - 0.1%
Coway Co Ltd	30,701	1,916,047
LG Electronics Inc	60,843	3,729,095
		5,645,142
TOTAL CONSUMER DISCRETIONARY		42,682,770

Consumer Staples - 0.2%
Food Products - 0.1%
Orion Corp/Republic of Korea	13,612	945,714
Samyang Foods Co Ltd	2,362	2,227,710
		3,173,424
Personal Care Products - 0.0%
Amorepacific Corp	16,763	1,417,969
LG H&H Co Ltd	5,371	1,069,119
		2,487,088
Tobacco - 0.1%
KT&G Corp	55,644	5,224,679
TOTAL CONSUMER STAPLES		10,885,191

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
HD Hyundai Co Ltd	24,756	3,550,775
S-Oil Corp (b)	25,773	1,294,727
SK Innovation Co Ltd	38,724	3,492,383
		8,337,885
Financials - 1.2%
Banks - 0.8%
Hana Financial Group Inc	162,289	9,708,317
Industrial Bank of Korea	158,705	2,146,403
KakaoBank Corp	95,668	1,549,553
KB Financial Group Inc	206,622	16,814,070
Shinhan Financial Group Co Ltd	249,080	12,753,011
Woori Financial Group Inc	380,819	6,767,700
		49,739,054
Capital Markets - 0.1%
Korea Investment Holdings Co Ltd	23,929	3,052,109
Mirae Asset Securities Co Ltd	130,767	2,406,261
NH Investment & Securities Co Ltd	80,625	1,147,949
		6,606,319
Financial Services - 0.1%
Meritz Financial Group Inc	46,160	3,568,756
Insurance - 0.2%
DB Insurance Co Ltd	26,323	2,335,303
Samsung Fire & Marine Insurance Co Ltd	17,042	5,264,293
Samsung Life Insurance Co Ltd	45,590	4,921,804
		12,521,400
TOTAL FINANCIALS		72,435,529

Health Care - 0.6%
Biotechnology - 0.4%
Alteogen Inc (b)	22,869	7,816,287
Celltrion Inc	92,191	11,326,659
		19,142,946
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)	67,813	2,305,887
Life Sciences Tools & Services - 0.1%
Samsung Biologics Co Ltd (b)(c)(d)(f)	10,145	8,666,754
Pharmaceuticals - 0.1%
SK Biopharmaceuticals Co Ltd (b)	17,987	1,453,548
Yuhan Corp	31,890	2,632,845
		4,086,393
TOTAL HEALTH CARE		34,201,980

Industrials - 2.4%
Aerospace & Defense - 0.3%
Hanwha Aerospace Co Ltd	18,803	12,879,488
Hanwha Systems Co Ltd	43,406	1,819,136
Korea Aerospace Industries Ltd	41,685	3,015,707
LIG Nex1 Co Ltd	7,527	2,733,242
		20,447,573
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	21,480	2,837,429
Electrical Equipment - 0.9%
Doosan Enerbility Co Ltd (b)	255,743	15,871,433
Ecopro BM Co Ltd (b)(e)	27,878	3,120,832
Ecopro Co Ltd (e)	58,037	3,573,357
HD Hyundai Electric Co Ltd	13,359	8,131,712
Hyosung Heavy Industries Corp	3,191	4,766,652
LG Energy Solution Ltd (b)(e)	26,683	8,830,485
LS Electric Co Ltd	8,610	2,620,482
POSCO Future M Co Ltd (b)	19,751	2,991,822
		49,906,775
Industrial Conglomerates - 0.5%
Doosan Co Ltd	4,237	2,813,283
LG Corp	49,501	2,781,110
Samsung C&T Corp	48,411	7,654,931
SK Inc	20,747	3,607,202
SK Square Co Ltd (b)	52,884	9,620,251
		26,476,777
Machinery - 0.7%
Doosan Bobcat Inc	30,223	1,275,097
Hanwha Ocean Co Ltd (b)	69,916	6,731,065
HD Hyundai Heavy Industries Co Ltd	12,656	5,312,959
HD Korea Shipbuilding & Offshore Engineering Co Ltd	24,214	8,030,335
Hyundai Rotem Co Ltd	43,570	7,026,633
Samsung Heavy Industries Co Ltd (b)	401,416	8,299,290
		36,675,379
Marine Transportation - 0.0%
HMM Co Ltd	134,552	1,934,598
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	105,521	1,635,315
Trading Companies & Distributors - 0.0%
Posco International Corp	30,242	1,163,756
TOTAL INDUSTRIALS		141,077,602

Information Technology - 5.9%
Electronic Equipment, Instruments & Components - 0.3%
LG Display Co Ltd (b)	170,970	1,742,420
Samsung Electro-Mechanics Co Ltd	31,938	5,474,728
Samsung SDI Co Ltd	36,762	8,282,163
		15,499,311
IT Services - 0.1%
Samsung SDS Co Ltd	24,374	3,120,805
Semiconductors & Semiconductor Equipment - 2.1%
Hanmi Semiconductor Co Ltd (e)	24,466	2,459,849
SK Hynix Inc	311,430	121,803,850
		124,263,699
Technology Hardware, Storage & Peripherals - 3.4%
Samsung Electronics Co Ltd	2,701,976	203,225,740
TOTAL INFORMATION TECHNOLOGY		346,109,555

Materials - 0.3%
Chemicals - 0.1%
LG Chem Ltd	28,171	7,834,804
Metals & Mining - 0.2%
Korea Zinc Co Ltd	2,282	1,649,319
POSCO Holdings Inc	41,532	9,004,476
		10,653,795
TOTAL MATERIALS		18,488,599

Utilities - 0.1%
Electric Utilities - 0.1%
Korea Electric Power Corp	146,407	4,368,724
TOTAL KOREA (SOUTH)		710,521,895
KUWAIT - 0.7%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	1,115,099	1,930,294
Financials - 0.7%
Banks - 0.7%
Boubyan Bank KSCP	885,187	2,066,158
Gulf Bank KSCP	1,145,712	1,310,986
Kuwait Finance House KSCP	6,318,175	16,539,509
National Bank of Kuwait SAKP	4,734,634	16,206,571
Warba Bank KSCP	1,280,647	1,206,543
		37,329,767
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	382,049	1,254,191
TOTAL KUWAIT		40,514,252
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Reinet Investments SCA (South Africa)	78,317	2,504,744
MALAYSIA - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	662,647	1,155,044
Wireless Telecommunication Services - 0.1%
Axiata Group Berhad	1,580,198	947,062
CELCOMDIGI BHD	2,018,400	1,735,015
Maxis Bhd	1,349,600	1,224,565
		3,906,642
TOTAL COMMUNICATION SERVICES		5,061,686

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	1,901,250	726,360
Consumer Staples - 0.1%
Food Products - 0.1%
IOI Corp Bhd	1,439,100	1,381,371
Kuala Lumpur Kepong Bhd	287,349	1,406,556
Nestle Malaysia Bhd	40,300	1,087,369
QL Resources Bhd	943,950	935,385
SD Guthrie Bhd	1,186,996	1,496,499
		6,307,180
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	171,226	927,270
Financials - 0.5%
Banks - 0.5%
AMMB Holdings Bhd	1,409,100	1,917,830
CIMB Group Holdings Bhd	4,596,431	8,011,926
Hong Leong Bank Bhd	372,200	1,827,228
Malayan Banking Bhd	3,438,297	8,103,150
Public Bank Bhd	8,288,285	8,351,615
RHB Bank Bhd	1,001,374	1,618,744
		29,830,493
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	1,262,387	2,486,794
Industrials - 0.1%
Construction & Engineering - 0.1%
Gamuda Bhd	2,658,713	3,199,598
Industrial Conglomerates - 0.0%
Sunway Bhd	1,429,900	1,847,125
Marine Transportation - 0.0%
MISC Bhd	764,400	1,421,842
TOTAL INDUSTRIALS		6,468,565

Materials - 0.1%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	1,367,500	1,273,460
Metals & Mining - 0.1%
Press Metal Aluminium Holdings Bhd	2,110,000	3,189,183
TOTAL MATERIALS		4,462,643

Utilities - 0.2%
Electric Utilities - 0.2%
Tenaga Nasional Bhd	1,498,172	4,750,650
Gas Utilities - 0.0%
Petronas Gas Bhd	452,900	2,000,633
Multi-Utilities - 0.0%
YTL Corp Bhd	1,619,400	1,005,358
YTL Corp Bhd warrants 6/2/2028 (b)	358,360	100,702
YTL Power International Bhd	1,695,000	1,614,864
YTL Power International Bhd warrants 6/2/2028 (b)	274,340	107,750
		2,828,674
TOTAL UTILITIES		9,579,957

TOTAL MALAYSIA		65,850,948
MEXICO - 2.0%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV Series B	10,336,447	11,789,397
Consumer Staples - 0.6%
Beverages - 0.3%
Arca Continental SAB de CV (e)	293,800	2,845,567
Coca-Cola Femsa SAB de CV unit	300,359	2,584,137
Fomento Economico Mexicano SAB de CV unit	989,091	9,330,575
		14,760,279
Consumer Staples Distribution & Retail - 0.2%
Grupo Comercial Chedraui SA de CV (e)	191,200	1,386,363
Wal-Mart de Mexico SAB de CV Series V	2,983,456	9,863,222
		11,249,585
Food Products - 0.1%
Alfa SAB de CV Series A	2,072,015	1,562,501
Gruma SAB de CV Series B	90,880	1,542,296
Grupo Bimbo SAB de CV (e)	742,670	2,566,377
		5,671,174
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	872,727	1,689,225
TOTAL CONSUMER STAPLES		33,370,263

Financials - 0.3%
Banks - 0.3%
Grupo Financiero Banorte SAB de CV	1,443,781	13,588,024
Grupo Financiero Inbursa SAB de CV Series O	1,041,800	2,530,130
		16,118,154
Insurance - 0.0%
Qualitas Controladora SAB de CV	114,800	1,041,007
TOTAL FINANCIALS		17,159,161

Industrials - 0.2%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	323,400	2,311,330
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	162,800	2,006,159
Grupo Aeroportuario del Pacifico SAB de CV Series B	220,337	4,592,939
Grupo Aeroportuario del Sureste SAB de CV Series B	102,595	3,103,446
Promotora y Operadora de Infraestructura SAB de CV	109,160	1,413,730
		11,116,274
TOTAL INDUSTRIALS		13,427,604

Materials - 0.6%
Construction Materials - 0.1%
Cemex SAB de CV unit	8,642,986	8,783,248
Metals & Mining - 0.5%
Grupo Mexico SAB de CV Series B	1,776,254	15,356,564
Industrias Penoles SAB de CV (b)(e)	113,420	4,695,222
Southern Copper Corp	50,917	7,067,280
		27,119,066
TOTAL MATERIALS		35,902,314

Real Estate - 0.1%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	1,622,383	2,354,304
Industrial REITs - 0.1%
Prologis Property Mexico SA de CV	597,328	2,385,326
TOTAL REAL ESTATE		4,739,630

TOTAL MEXICO		116,388,369
NETHERLANDS - 0.0%
Information Technology - 0.0%
Software - 0.0%
Nebius Group NV Class A (Russia) (b)(f)	148,436	0
PERU - 0.2%
Financials - 0.2%
Banks - 0.2%
Credicorp Ltd	38,512	10,051,632
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	94,098	2,142,611
TOTAL PERU		12,194,243
PHILIPPINES - 0.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	43,390	826,617
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	288,763	1,065,348
Financials - 0.1%
Banks - 0.1%
Bank of the Philippine Islands	1,208,778	2,170,095
BDO Unibank Inc	1,371,124	3,117,810
Metropolitan Bank & Trust Co	1,031,192	1,211,938
		6,499,843
Industrials - 0.2%
Industrial Conglomerates - 0.0%
Ayala Corp	142,966	1,139,646
SM Investments Corp	126,690	1,573,119
		2,712,765
Transportation Infrastructure - 0.2%
International Container Terminal Services Inc	575,050	5,191,264
TOTAL INDUSTRIALS		7,904,029

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	3,717,313	1,260,009
SM Prime Holdings Inc	5,731,000	2,186,604
		3,446,613
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	161,900	1,613,223
TOTAL PHILIPPINES		21,355,673
POLAND - 1.0%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	37,001	2,542,879
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (b)(c)(d)	391,331	3,655,814
Specialty Retail - 0.0%
CCC SA (b)(e)	30,959	1,265,856
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	637	3,092,719
TOTAL CONSUMER DISCRETIONARY		8,014,389

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Dino Polska SA (b)(c)(d)	279,052	3,330,036
Zabka Group SA (b)	172,197	1,000,169
		4,330,205
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ORLEN SA	330,803	8,962,943
Financials - 0.5%
Banks - 0.4%
Bank Millennium SA (b)	348,349	1,456,406
Bank Polska Kasa Opieki SA	104,703	5,371,239
mBank SA (b)	8,518	2,263,163
Powszechna Kasa Oszczednosci Bank Polski SA	498,753	10,223,560
Santander Bank Polska SA	23,387	3,085,336
		22,399,704
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	343,949	5,500,576
TOTAL FINANCIALS		27,900,280

Industrials - 0.0%
Construction & Engineering - 0.0%
Budimex SA	7,340	1,165,893
Materials - 0.1%
Metals & Mining - 0.1%
KGHM Polska Miedz SA (b)	79,660	4,181,449
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	512,792	1,555,177
TOTAL POLAND		58,653,215
QATAR - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	459,523	1,710,117
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Qatar Fuel QSC	339,341	1,397,999
Qatar Gas Transport Co Ltd	1,577,054	1,917,933
		3,315,932
Financials - 0.5%
Banks - 0.5%
Al Rayan Bank	3,464,094	2,225,355
Commercial Bank of Qatar	1,851,974	2,105,788
Dukhan Bank	1,049,743	1,002,460
Qatar International Islamic Bank QSC	559,253	1,709,554
Qatar Islamic Bank QPSC	1,010,024	6,790,823
Qatar National Bank QPSC	2,632,980	13,370,997
		27,204,977
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	859,501	2,997,985
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	3,208,225	1,101,423
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	1,227,113	886,379
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	252,305	1,064,379
TOTAL QATAR		38,281,192
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	345,130	2,794,881
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (b)(f)	9,348	0
VK IPJSC GDR (b)(c)(f)	32,306	0
		0
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(f)	28,218	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	6,384,126	1
LUKOIL PJSC (b)(f)	224,329	0
Rosneft Oil Co PJSC (b)(f)	635,841	0
Surgutneftegas PAO (b)(f)	4,033,562	1
Tatneft PJSC (b)(f)	770,244	0
		2
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	5,823,145	1
VTB Bank PJSC (b)(f)	360,207	0
		1
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(f)	808,717	0
TKS Holding MKPAO JSC (b)(f)	7,325	0
		0
TOTAL FINANCIALS		1

Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(c)(f)	472	0
Metals & Mining - 0.0%
Alrosa PJSC (b)(f)	1,399,461	0
GMK Norilskiy Nickel PAO (b)(f)	3,422,100	0
Novolipetsk Steel PJSC (b)(f)	812,466	0
Polyus PJSC (b)(f)	184,620	0
Severstal PAO (b)(f)	113,908	0
United Co RUSAL International PJSC (Russia) (b)(f)	1,646,280	0
		0
TOTAL MATERIALS		0

Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (b)(f)	20,040,158	2
TOTAL RUSSIA		5
SAUDI ARABIA - 3.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Saudi Telecom Co	1,140,223	13,736,308
Media - 0.0%
Saudi Research & Media Group (b)	20,669	946,839
Wireless Telecommunication Services - 0.1%
Etihad Etisalat Co	214,924	3,882,650
TOTAL COMMUNICATION SERVICES		18,565,797

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (b)	328,128	1,547,765
Specialty Retail - 0.0%
Jarir Marketing Co	337,134	1,276,512
TOTAL CONSUMER DISCRETIONARY		2,824,277

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	22,503	696,037
Food Products - 0.1%
Almarai Co JSC	278,561	3,682,653
TOTAL CONSUMER STAPLES		4,378,690

Energy - 0.4%
Energy Equipment & Services - 0.0%
Ades Holding Co	194,504	876,495
Oil, Gas & Consumable Fuels - 0.4%
Saudi Arabian Oil Co (c)(d)	3,449,909	23,825,465
TOTAL ENERGY		24,701,960

Financials - 1.5%
Banks - 1.4%
Al Rajhi Bank	1,117,665	31,500,731
Alinma Bank	697,540	4,817,291
Arab National Bank	512,680	3,313,698
Bank Al-Jazira	359,943	1,212,191
Bank AlBilad	418,349	3,308,597
Banque Saudi Fransi	700,979	3,332,655
Riyad Bank	837,608	6,070,497
Saudi Awwal Bank	573,234	4,946,232
Saudi Investment Bank/The	350,731	1,285,911
Saudi National Bank/The	1,676,105	17,823,392
		77,611,195
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	27,539	1,461,286
Insurance - 0.1%
Al Rajhi Co for Co-operative Insurance (b)	22,954	721,616
Bupa Arabia for Cooperative Insurance Co	47,273	2,067,240
Co for Cooperative Insurance/The	42,154	1,530,911
		4,319,767
TOTAL FINANCIALS		83,392,248

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Dallah Healthcare Co	20,367	836,338
Dr Sulaiman Al Habib Medical Services Group Co	49,802	3,614,672
Mouwasat Medical Services Co	56,181	1,151,244
		5,602,254
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	20,628	966,963
Information Technology - 0.1%
IT Services - 0.1%
Arabian Internet & Communications Services Co	13,783	925,408
Elm Co	13,660	3,447,509
		4,372,917
Materials - 0.5%
Chemicals - 0.3%
SABIC Agri-Nutrients Co	132,977	4,347,114
Sahara International Petrochemical Co	206,868	1,042,531
Saudi Aramco Base Oil Co	29,355	754,950
Saudi Basic Industries Corp	513,209	8,354,374
Yanbu National Petrochemical Co	156,972	1,444,027
		15,942,996
Metals & Mining - 0.2%
Saudi Arabian Mining Co (b)	776,200	13,297,830
TOTAL MATERIALS		29,240,826

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (b)	301,174	1,382,078
Makkah Construction & Development Co	56,383	1,338,801
		2,720,879
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	470,866	2,012,634
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co (b)	87,348	5,629,420
TOTAL UTILITIES		7,642,054

TOTAL SAUDI ARABIA		184,408,865
SOUTH AFRICA - 2.8%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	993,537	9,909,869
Vodacom Group Ltd	355,107	2,868,302
		12,778,171
Consumer Discretionary - 0.6%
Broadline Retail - 0.5%
Naspers Ltd Class N	445,465	31,287,706
Specialty Retail - 0.1%
Pepkor Holdings Ltd (c)(d)	1,996,842	3,040,613
TOTAL CONSUMER DISCRETIONARY		34,328,319

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Bid Corp Ltd	192,045	4,750,753
Clicks Group Ltd	134,938	2,841,111
Shoprite Holdings Ltd	286,223	4,788,406
		12,380,270
Financials - 1.0%
Banks - 0.5%
Absa Group Ltd	484,598	5,417,994
Capitec Bank Holdings Ltd (e)	49,668	10,979,443
Nedbank Group Ltd	263,102	3,583,802
Standard Bank Group Ltd	751,136	11,028,648
		31,009,887
Financial Services - 0.3%
FirstRand Ltd	2,878,222	13,651,114
Remgro Ltd	286,403	2,843,794
		16,494,908
Insurance - 0.2%
Discovery Ltd	309,989	3,894,016
Old Mutual Ltd	2,430,680	1,899,681
OUTsurance Group Ltd	485,191	2,042,909
Sanlam Ltd	1,025,144	5,378,939
		13,215,545
TOTAL FINANCIALS		60,720,340

Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	185,144	2,402,520
Materials - 0.8%
Chemicals - 0.0%
Sasol Ltd (b)	331,551	2,074,375
Metals & Mining - 0.8%
Gold Fields Ltd	510,561	19,685,249
Harmony Gold Mining Co Ltd	325,904	5,422,579
Impala Platinum Holdings Ltd	515,856	5,528,422
Sibanye Stillwater Ltd (b)	1,614,732	4,285,016
Valterra Platinum Ltd	151,339	9,360,203
		44,281,469
TOTAL MATERIALS		46,355,844

TOTAL SOUTH AFRICA		168,965,464
TAIWAN - 19.7%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Chunghwa Telecom Co Ltd	2,167,129	9,222,941
Entertainment - 0.0%
International Games System Co Ltd	128,000	2,994,347
Wireless Telecommunication Services - 0.1%
Far EasTone Telecommunications Co Ltd	1,011,348	3,039,499
Taiwan Mobile Co Ltd	996,000	3,543,505
		6,583,004
TOTAL COMMUNICATION SERVICES		18,800,292

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	1,021,000	1,058,220
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	101,000	1,214,179
Specialty Retail - 0.1%
Hotai Motor Co Ltd	174,960	3,217,472
Textiles, Apparel & Luxury Goods - 0.0%
Eclat Textile Co Ltd	110,129	1,468,840
Feng TAY Enterprise Co Ltd	281,596	1,116,210
		2,585,050
TOTAL CONSUMER DISCRETIONARY		8,074,921

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	327,000	2,533,937
Food Products - 0.2%
Uni-President Enterprises Corp	2,752,332	7,037,771
TOTAL CONSUMER STAPLES		9,571,708

Financials - 1.8%
Banks - 1.1%
Chang Hwa Commercial Bank Ltd	3,698,788	2,379,492
CTBC Financial Holding Co Ltd	9,523,778	12,949,838
E.Sun Financial Holding Co Ltd	8,290,899	8,013,979
First Financial Holding Co Ltd	6,558,904	6,084,109
Hua Nan Financial Holdings Co Ltd	5,155,474	4,891,151
Mega Financial Holding Co Ltd	6,766,628	8,882,051
Shanghai Commercial & Savings Bank Ltd/The	2,216,439	2,851,744
SinoPac Financial Holdings Co Ltd	7,026,039	5,855,413
Taiwan Business Bank	4,161,779	2,075,616
Taiwan Cooperative Financial Holding Co Ltd	6,255,641	4,827,197
TS Financial Holding Co Ltd	12,051,252	7,322,062
		66,132,652
Financial Services - 0.2%
Chailease Holding Co Ltd	876,324	2,932,658
Yuanta Financial Holding Co Ltd	6,073,770	6,808,274
		9,740,932
Insurance - 0.5%
Cathay Financial Holding Co Ltd	5,435,834	11,303,313
Fubon Financial Holding Co Ltd	4,790,988	14,196,443
KGI Financial Holding Co Ltd	9,181,532	4,743,205
		30,242,961
TOTAL FINANCIALS		106,116,545

Health Care - 0.1%
Biotechnology - 0.0%
PharmaEssentia Corp	173,118	2,801,117
Pharmaceuticals - 0.1%
Caliway Biopharmaceuticals Co Ltd (b)	575,000	2,811,667
TOTAL HEALTH CARE		5,612,784

Industrials - 0.3%
Electrical Equipment - 0.1%
Fortune Electric Co Ltd	90,410	2,100,304
Voltronic Power Technology Corp	40,000	1,572,552
		3,672,856
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	1,684,000	1,449,932
Marine Transportation - 0.2%
Evergreen Marine Corp Taiwan Ltd	615,494	3,869,585
Wan Hai Lines Ltd	402,415	1,073,438
Yang Ming Marine Transport Corp	1,000,000	1,868,218
		6,811,241
Passenger Airlines - 0.0%
China Airlines Ltd	1,661,000	1,079,342
Eva Airways Corp	1,547,000	1,819,527
		2,898,869
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	1,121,000	996,144
TOTAL INDUSTRIALS		15,829,042

Information Technology - 16.6%
Communications Equipment - 0.2%
Accton Technology Corp	288,000	10,105,920
Electronic Equipment, Instruments & Components - 2.2%
AUO Corp	3,437,800	1,357,115
Delta Electronics Inc	1,110,717	35,907,577
E Ink Holdings Inc	492,000	3,388,914
Elite Material Co Ltd	168,000	7,423,484
Hon Hai Precision Industry Co Ltd	7,131,465	59,664,444
Innolux Corp	4,327,885	1,870,195
Largan Precision Co Ltd	57,451	4,134,576
Lotes Co Ltd	48,000	2,152,187
Synnex Technology International Corp	718,700	1,326,342
Unimicron Technology Corp	742,000	3,941,679
Wpg Holding Co Ltd	907,880	1,778,711
Yageo Corp	953,512	7,714,097
Zhen Ding Technology Holding Ltd	382,000	2,023,068
		132,682,389
Semiconductors & Semiconductor Equipment - 12.9%
Alchip Technologies Ltd	44,000	4,996,426
ASE Technology Holding Co Ltd	1,890,592	15,107,991
eMemory Technology Inc	36,000	2,327,637
Global Unichip Corp	50,000	2,485,542
Globalwafers Co Ltd	150,000	2,475,794
Jentech Precision Industrial Co Ltd	49,000	3,391,059
MediaTek Inc	867,615	36,928,184
Novatek Microelectronics Corp	330,000	4,213,724
Realtek Semiconductor Corp	278,000	4,651,699
Taiwan Semiconductor Manufacturing Co Ltd	14,051,740	678,720,820
United Microelectronics Corp	6,447,000	9,724,731
Vanguard International Semiconductor Corp	639,704	2,009,857
		767,033,464
Technology Hardware, Storage & Peripherals - 1.3%
Acer Inc	1,662,000	1,622,688
Advantech Co Ltd	270,946	2,759,815
Asia Vital Components Co Ltd	188,000	8,704,269
Asustek Computer Inc	402,502	9,115,079
Catcher Technology Co Ltd	314,095	2,025,728
Compal Electronics Inc	2,385,000	2,561,058
Gigabyte Technology Co Ltd	306,000	2,788,778
Inventec Corp	1,532,000	2,284,710
King Slide Works Co Ltd	33,000	4,406,719
Lite-On Technology Corp	1,202,044	7,010,426
Micro-Star International Co Ltd	409,000	1,455,114
Pegatron Corp	1,137,000	2,741,094
Quanta Computer Inc	1,542,000	15,055,267
Wistron Corp	1,704,000	8,332,315
Wiwynn Corp	63,629	9,023,997
		79,887,057
TOTAL INFORMATION TECHNOLOGY		989,708,830

Materials - 0.3%
Chemicals - 0.1%
Formosa Chemicals & Fibre Corp	2,012,149	1,908,985
Formosa Plastics Corp	2,176,085	2,693,770
Nan Ya Plastics Corp	2,940,358	3,964,678
		8,567,433
Construction Materials - 0.1%
Asia Cement Corp	1,319,000	1,555,647
TCC Group Holdings Co Ltd	3,864,354	2,774,781
		4,330,428
Metals & Mining - 0.1%
China Steel Corp	6,728,289	4,066,092
TOTAL MATERIALS		16,963,953

TOTAL TAIWAN		1,170,678,075
THAILAND - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
True Corp PCL (b)	2,134,832	750,913
True Corp PCL depository receipt (b)	3,699,998	1,290,033
		2,040,946
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL depository receipt	590,800	5,505,140
TOTAL COMMUNICATION SERVICES		7,546,086

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Robinson Pcl (f)	55,100	0
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL depository receipt	1,946,700	1,381,490
TOTAL CONSUMER DISCRETIONARY		1,381,490

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
CP ALL PCL depository receipt	3,088,400	4,383,413
CP AXTRA PCL	218,800	132,319
CP AXTRA PCL depository receipt	890,394	538,467
		5,054,199
Food Products - 0.0%
Charoen Pokphand Foods PCL depository receipt	2,167,600	1,411,181
TOTAL CONSUMER STAPLES		6,465,380

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PTT Exploration & Production PCL depository receipt	795,000	2,624,653
PTT PCL depository receipt	5,726,500	5,433,196
		8,057,849
Financials - 0.1%
Banks - 0.1%
Kasikornbank PCL depository receipt	340,100	1,957,071
Krung Thai Bank PCL	302,100	254,003
Krung Thai Bank PCL depository receipt	1,700,800	1,430,015
SCB X PCL	231,900	937,331
SCB X PCL depository receipt	241,900	977,751
TMBThanachart Bank PCL depository receipt	13,958,100	796,744
		6,352,915
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bangkok Dusit Medical Services PCL depository receipt	6,355,600	3,706,289
Bumrungrad Hospital Pcl depository receipt	338,900	1,798,544
		5,504,833
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Airports of Thailand PCL depository receipt	2,454,700	3,124,232
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Delta Electronics Thailand PCL depository receipt	1,778,000	11,904,536
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The depository receipt	447,000	2,813,576
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	262,200	434,843
Central Pattana PCL depository receipt	875,400	1,451,797
		1,886,640
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Gulf Development PCL depository receipt	2,568,071	3,506,237
TOTAL THAILAND		58,543,774
TURKEY - 0.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	693,479	1,644,073
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	400,567	945,362
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
BIM Birlesik Magazalar AS	255,726	3,277,603
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	551,782	2,592,670
Financials - 0.1%
Banks - 0.1%
Akbank TAS	1,775,730	2,567,280
Haci Omer Sabanci Holding AS	661,120	1,282,026
Turkiye Is Bankasi AS Class C	5,001,824	1,504,567
Yapi ve Kredi Bankasi AS (b)	1,938,057	1,548,455
		6,902,328
Industrials - 0.2%
Aerospace & Defense - 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	779,645	3,774,569
Industrial Conglomerates - 0.0%
KOC Holding AS	435,840	1,778,431
Passenger Airlines - 0.0%
Turk Hava Yollari AO	313,402	2,172,366
TOTAL INDUSTRIALS		7,725,366

Materials - 0.0%
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	1,990,958	1,300,983
TOTAL TURKEY		24,388,385
UNITED ARAB EMIRATES - 1.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Emirates Telecommunications Group Co PJSC	1,982,881	10,473,296
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	1,689,673	961,466
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	1,791,846	1,751,379
TOTAL CONSUMER DISCRETIONARY		2,712,845

Energy - 0.1%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	1,824,106	2,771,209
Oil, Gas & Consumable Fuels - 0.1%
Adnoc Gas PLC	3,503,103	3,328,613
TOTAL ENERGY		6,099,822

Financials - 0.6%
Banks - 0.6%
Abu Dhabi Commercial Bank PJSC	1,669,845	6,555,811
Abu Dhabi Islamic Bank PJSC	828,412	4,763,490
Dubai Islamic Bank PJSC	1,651,593	4,271,806
Emirates NBD Bank PJSC	1,080,520	8,266,547
First Abu Dhabi Bank PJSC	2,519,630	11,963,775
		35,821,429
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Multiply Group PJSC (b)	1,927,625	1,563,953
Transportation Infrastructure - 0.1%
Salik Co PJSC	1,068,940	1,740,362
TOTAL INDUSTRIALS		3,304,315

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aldar Properties PJSC	2,195,442	5,379,594
Emaar Development PJSC	569,358	2,309,705
Emaar Properties PJSC	3,779,950	14,613,673
		22,302,972
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	3,414,723	2,584,552
TOTAL UNITED ARAB EMIRATES		83,299,231
UNITED KINGDOM - 0.4%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Metlen Energy & Metals PLC (Greece)	57,601	2,921,327
Materials - 0.4%
Metals & Mining - 0.4%
Anglogold Ashanti Plc (South Africa)	287,221	19,897,147
TOTAL UNITED KINGDOM		22,818,474
UNITED STATES - 0.3%
Consumer Staples - 0.0%
Food Products - 0.0%
JBS NV Class A	208,733	2,757,363
Health Care - 0.3%
Biotechnology - 0.3%
BeOne Medicines Ltd H Shares (b)	487,732	11,662,058
Legend Biotech Corp ADR (b)	41,988	1,360,411
		13,022,469
TOTAL UNITED STATES		15,779,832
TOTAL COMMON STOCKS (Cost $3,060,954,388)		5,722,941,223

Non-Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Grupo Cibest SA	257,449	3,760,213
INDIA - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
TVS Motor Co Ltd 6% (f)	544,592	0
KOREA (SOUTH) - 0.5%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	13,236	2,009,579
Hyundai Motor Co Series 2	16,907	2,602,424
		4,612,003
Information Technology - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Samsung Electronics Co Ltd	464,372	27,421,881
TOTAL KOREA (SOUTH)		32,033,884
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(f)	3,570,022	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $16,761,051)		35,794,097

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (h) (Cost $3,876,675)	4.15	3,882,000	3,877,834

Money Market Funds - 4.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.18	199,793,794	199,833,753
Fidelity Securities Lending Cash Central Fund (i)(j)	4.18	63,753,717	63,760,092
TOTAL MONEY MARKET FUNDS (Cost $263,593,845)			263,593,845

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $3,345,185,959)	6,026,206,999
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(81,147,698)
NET ASSETS - 100.0%	5,945,059,301

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	2,633	12/19/2025	185,310,540	1,895,383	1,895,383

The notional amount of futures purchased as a percentage of Net Assets is 3.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $305,604,462 or 5.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $292,820,776 or 4.9% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,877,834.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	767	1,396,721,439	1,196,888,217	4,594,314	(235)	(1)	199,833,753	199,793,794	0.4%
Fidelity Securities Lending Cash Central Fund	43,542,081	335,295,052	315,077,041	720,269	-	-	63,760,092	63,753,717	0.2%
Total	43,542,848	1,732,016,491	1,511,965,258	5,314,583	(235)	(1)	263,593,845

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	567,250,799	202,255,266	364,995,533	-
Consumer Discretionary	723,004,339	369,024,456	353,979,883	-
Consumer Staples	220,067,536	220,067,536	-	-
Energy	222,965,696	222,965,694	-	2
Financials	1,254,828,702	1,060,615,943	194,212,758	1
Health Care	186,284,898	173,136,997	4,481,147	8,666,754
Industrials	400,605,092	392,808,113	4,406,386	3,390,593
Information Technology	1,572,949,940	779,144,972	793,804,968	-
Materials	363,091,639	307,731,319	55,360,320	-
Real Estate	78,279,896	71,622,182	6,657,714	-
Utilities	133,612,686	129,035,508	4,577,176	2

Non-Convertible Preferred Stocks
Consumer Discretionary	4,612,003	4,612,003	-	-
Energy	-	-	-	-
Financials	3,760,213	3,760,213	-	-
Information Technology	27,421,881	27,421,881	-	-

U.S. Treasury Obligations	3,877,834	-	3,877,834	-

Money Market Funds	263,593,845	263,593,845	-	-
Total Investments in Securities:	6,026,206,999	4,227,795,928	1,786,353,719	12,057,352
Derivative Instruments:

Assets
Futures Contracts	1,895,383	1,895,383	-	-
Total Assets	1,895,383	1,895,383	-	-
Total Derivative Instruments:	1,895,383	1,895,383	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,895,383	-
Total Equity Risk	1,895,383	-
Total Value of Derivatives	1,895,383	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $60,014,791) - See accompanying schedule:
Unaffiliated issuers (cost $3,081,592,114)	$5,762,613,154
Fidelity Central Funds (cost $263,593,845)	263,593,845

Total Investment in Securities (cost $3,345,185,959)		$6,026,206,999
Segregated cash with brokers for derivative instruments		2,286,777
Foreign currency held at value (cost $6,479,247)		6,472,924
Receivable for fund shares sold		752,819
Dividends receivable		3,412,386
Distributions receivable from Fidelity Central Funds		458,259
Prepaid expenses		5,007
Receivable from investment adviser for expense reductions		183,169
Other receivables		16,978
Total assets		6,039,795,318
Liabilities
Payable for fund shares redeemed	$1,281,491
Accrued management fee	359,108
Payable for daily variation margin on futures contracts	433,634
Deferred taxes	28,486,617
Other payables and accrued expenses	403,822
Collateral on securities loaned	63,771,345
Total liabilities		94,736,017
Net Assets		$5,945,059,301
Net Assets consist of:
Paid in capital		$4,171,408,485
Total accumulated earnings (loss)		1,773,650,816
Net Assets		$5,945,059,301
Net Asset Value, offering price and redemption price per share ($5,945,059,301 ÷ 330,230,944 shares)		$18.00
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$142,054,222
Interest		213,087
Income from Fidelity Central Funds (including $720,269 from security lending)		5,314,583
Income before foreign taxes withheld		$147,581,892
Less foreign taxes withheld		(16,470,623)
Total income		131,111,269
Expenses
Management fee	$3,917,945
Custodian fees and expenses	2,509,404
Independent trustees' fees and expenses	12,965
Registration fees	42,798
Audit fees	99,581
Legal	6,157
Interest	31,656
Miscellaneous	19,670
Total expenses before reductions	6,640,176
Expense reductions	(2,753,064)
Total expenses after reductions		3,887,112
Net Investment income (loss)		127,224,157
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $6,643,233)	(67,914,346)
Fidelity Central Funds	(235)
Foreign currency transactions	(2,495,148)
Futures contracts	32,018,683
Total net realized gain (loss)		(38,391,046)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $5,752,600)	1,187,955,184
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	535,750
Futures contracts	2,241,559
Total change in net unrealized appreciation (depreciation)		1,190,732,492
Net gain (loss)		1,152,341,446
Net increase (decrease) in net assets resulting from operations		$1,279,565,603
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$127,224,157	$144,011,584
Net realized gain (loss)	(38,391,046)	(78,393,993)
Change in net unrealized appreciation (depreciation)	1,190,732,492	988,148,059
Net increase (decrease) in net assets resulting from operations	1,279,565,603	1,053,765,650
Distributions to shareholders	(127,414,368)	(104,651,089)

Share transactions
Proceeds from sales of shares	2,370,660,959	2,800,927,863
Reinvestment of distributions	124,225,271	103,468,129
Cost of shares redeemed	(2,825,654,196)	(2,238,500,861)

Net increase (decrease) in net assets resulting from share transactions	(330,767,966)	665,895,131
Total increase (decrease) in net assets	821,383,269	1,615,009,692

Net Assets
Beginning of period	5,123,676,032	3,508,666,340
End of period	$5,945,059,301	$5,123,676,032

Other Information
Shares
Sold	164,920,004	210,593,568
Issued in reinvestment of distributions	8,911,426	8,172,838
Redeemed	(200,573,597)	(155,539,671)
Net increase (decrease)	(26,742,167)	63,226,735

Financial Highlights
Fidelity® SAI Emerging Markets Index Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.35	$11.94	$11.07	$16.49	$14.45
Income from Investment Operations
Net investment income (loss) A,B	.37	.37	.37	.41	.36
Net realized and unrealized gain (loss)	3.61	2.39	.81	(5.38)	1.93
Total from investment operations	3.98	2.76	1.18	(4.97)	2.29
Distributions from net investment income	(.33)	(.35)	(.31)	(.45)	(.25)
Total distributions	(.33)	(.35)	(.31)	(.45)	(.25)
Net asset value, end of period	$18.00	$14.35	$11.94	$11.07	$16.49
Total Return C	28.36%	23.48%	10.58%	(30.89)%	15.87%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.13%	.14%	.15%	.15%	.13%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.07%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.43%	2.76%	2.93%	2.95%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$5,945,059	$5,123,676	$3,508,666	$2,956,092	$3,806,157
Portfolio turnover rate F	20%	29%	32%	30%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity SAI Emerging Markets Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,761,329,582
Gross unrealized depreciation	(194,497,956)
Net unrealized appreciation (depreciation)	$2,566,831,626
Tax Cost	$3,459,375,373

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$131,477,416
Capital loss carryforward	$(896,206,469)
Net unrealized appreciation (depreciation) on securities and other investments	$2,566,866,486

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(464,560,380)
Long-term	(431,646,089)
Total capital loss carryforward	$(896,206,469)

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$127,414,368	$104,651,089

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Index Fund	1,043,417,572	1,449,068,145
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .075% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Emerging Markets Index Fund	Borrower	35,577,714	4.58%	31,656

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Emerging Markets Index Fund	7,130
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Emerging Markets Index Fund	74,751	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .075% of average net assets. This reimbursement will remain in place through February 28, 2027. During the period this reimbursement reduced the Fund's expenses by $2,676,719.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $76,345.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Emerging Markets Fund
Fidelity SAI Emerging Markets Index Fund	56%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Emerging Markets Index Fund	65%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Emerging Markets Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Emerging Markets Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 10, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $8,249,287 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 45.29% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.3914 and $0.0859 for the dividend paid December 16, 2024.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Emerging Markets Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, training, and compensating investment personnel. The Board noted tthat Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to derivatives and liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. The Board noted that the fund has a flat fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board also noted that Fidelity believes the fees charged are reasonable for the overall value of the nature and quality of services shareholders receive.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.075% through February 28, 2026.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode other than the fund, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9879600.109
SV6-ANN-1225
Fidelity® International Sustainability Index Fund

Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® International Sustainability Index Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.4%
	Shares	Value ($)
AUSTRALIA - 2.7%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
CAR Group Ltd	13,604	317,769
REA Group Ltd	1,902	265,186
		582,955
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	20,181	836,501
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	48,210	695,541
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Woodside Energy Group Ltd	68,289	1,106,654
Financials - 0.9%
Banks - 0.4%
ANZ Group Holdings Ltd	107,113	2,568,580
Capital Markets - 0.3%
ASX Ltd	6,799	251,122
Macquarie Group Ltd	13,000	1,859,050
		2,110,172
Insurance - 0.2%
QBE Insurance Group Ltd	54,314	705,067
Suncorp Group Ltd	39,083	501,723
		1,206,790
TOTAL FINANCIALS		5,885,542

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	2,359	443,230
Industrials - 0.4%
Commercial Services & Supplies - 0.1%
Brambles Ltd	49,120	798,981
Professional Services - 0.1%
Computershare Ltd	18,772	449,172
Transportation Infrastructure - 0.2%
Transurban Group unit	112,028	1,061,383
TOTAL INDUSTRIALS		2,309,536

Information Technology - 0.1%
Software - 0.1%
WiseTech Global Ltd	7,227	326,843
Materials - 0.4%
Metals & Mining - 0.4%
BlueScope Steel Ltd	15,987	239,541
Evolution Mining Ltd	71,943	511,205
Fortescue Ltd	60,965	849,245
Northern Star Resources Ltd	48,774	785,375
South32 Ltd	158,595	327,988
		2,713,354
Real Estate - 0.3%
Industrial REITs - 0.3%
Goodman Group unit	72,992	1,577,469
Utilities - 0.0%
Gas Utilities - 0.0%
Apa Group unit	45,638	274,122
TOTAL AUSTRALIA		16,751,747
AUSTRIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OMV AG	5,331	291,631
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	16,078	179,576
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	2,469	190,533
TOTAL AUSTRIA		661,740
BELGIUM - 0.3%
Consumer Staples - 0.0%
Food Products - 0.0%
Lotus Bakeries NV	14	122,158
Financials - 0.3%
Banks - 0.2%
KBC Group NV	8,220	987,747
Insurance - 0.1%
Ageas SA/NV	5,351	354,033
TOTAL FINANCIALS		1,341,780

Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	2,663	219,899
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	1,579	190,194
TOTAL BELGIUM		1,874,031
BRAZIL - 1.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	29,400	132,738
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Ultrapar Participacoes SA	24,400	97,102
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	44,280	164,611
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
PRIO SA/Brazil (b)	31,200	208,949
Financials - 0.5%
Banks - 0.4%
Banco Bradesco SA	191,555	646,593
Itau Unibanco Holding SA	192,240	1,409,297
		2,055,890
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	191,000	449,458
TOTAL FINANCIALS		2,505,348

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (c)(d)	29,102	234,441
Industrials - 0.1%
Ground Transportation - 0.1%
Localiza Rent a Car SA	32,671	239,509
Rumo SA	44,000	130,202
		369,711
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	35,500	104,785
TOTAL INDUSTRIALS		474,496

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	19,400	159,997
Materials - 0.4%
Chemicals - 0.0%
Yara International ASA	6,024	219,568
Containers & Packaging - 0.0%
Klabin SA unit	28,330	94,996
Metals & Mining - 0.4%
Gerdau SA	45,270	159,372
Wheaton Precious Metals Corp	16,305	1,574,641
		1,734,013
TOTAL MATERIALS		2,048,577

Utilities - 0.1%
Electric Utilities - 0.1%
Cia Energetica de Minas Gerais	67,158	141,557
Cia Paranaense de Energia - Copel Series B	38,000	98,321
CPFL Energia SA	8,000	61,859
Energisa S/A unit	9,700	93,449
Equatorial Energia SA	45,268	308,381
		703,567
Independent Power and Renewable Electricity Producers - 0.0%
Engie Brasil Energia SA	7,000	52,045
TOTAL UTILITIES		755,612

TOTAL BRAZIL		6,781,871
CANADA - 7.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
TELUS Corp	18,228	266,555
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc Class B	13,145	514,441
TOTAL COMMUNICATION SERVICES		780,996

Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A	1,827	209,528
Dollarama Inc	9,960	1,294,647
		1,504,175
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
George Weston Ltd	6,285	382,150
Loblaw Cos Ltd	21,455	852,663
Metro Inc/CN	7,498	499,795
		1,734,608
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Cameco Corp	15,640	1,598,401
Enbridge Inc	78,256	3,649,027
Imperial Oil Ltd	6,418	567,647
Keyera Corp	8,086	238,737
Pembina Pipeline Corp	20,924	791,578
		6,845,390
Financials - 3.0%
Banks - 2.1%
Bank of Montreal	25,754	3,199,258
Bank of Nova Scotia/The	44,666	2,929,539
National Bank of Canada	14,049	1,569,626
Toronto Dominion Bank	61,681	5,064,478
		12,762,901
Capital Markets - 0.5%
Brookfield Corp Class A	73,602	3,389,507
Insurance - 0.4%
Intact Financial Corp	6,412	1,196,087
Sun Life Financial Inc	20,244	1,231,340
		2,427,427
TOTAL FINANCIALS		18,579,835

Industrials - 0.8%
Aerospace & Defense - 0.0%
CAE Inc (b)	10,964	307,841
Commercial Services & Supplies - 0.2%
Element Fleet Management Corp	14,469	390,262
RB Global Inc	6,661	660,900
		1,051,162
Construction & Engineering - 0.1%
WSP Global Inc	4,704	899,312
Ground Transportation - 0.4%
Canadian National Railway Co	19,177	1,838,876
Professional Services - 0.1%
Thomson Reuters Corp	5,670	868,520
TOTAL INDUSTRIALS		4,965,711

Information Technology - 1.4%
IT Services - 1.3%
CGI Inc Class A	7,181	624,942
Shopify Inc Class A (b)	43,796	7,614,768
		8,239,710
Software - 0.1%
Open Text Corp	9,222	353,810
TOTAL INFORMATION TECHNOLOGY		8,593,520

Materials - 0.8%
Chemicals - 0.2%
Nutrien Ltd	17,535	955,045
Metals & Mining - 0.6%
Agnico Eagle Mines Ltd/CA	18,066	2,905,656
Kinross Gold Corp	44,081	1,025,220
		3,930,876
TOTAL MATERIALS		4,885,921

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
FirstService Corp Subordinate Voting Shares	1,479	235,429
Utilities - 0.2%
Electric Utilities - 0.2%
Fortis Inc/Canada	18,036	906,590
Hydro One Ltd (c)(d)	11,902	438,979
		1,345,569
TOTAL CANADA		49,471,154
CHILE - 0.3%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	22,247	139,612
Specialty Retail - 0.0%
Empresas Copec SA	13,149	94,012
TOTAL CONSUMER DISCRETIONARY		233,624

Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	10,999,101	250,661
Materials - 0.3%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA Class B (b)	5,222	251,634
Metals & Mining - 0.2%
Antofagasta PLC	14,168	519,289
Lundin Mining Corp	24,662	396,688
		915,977
Paper & Forest Products - 0.0%
Empresas Cmpc SA	39,637	57,192
TOTAL MATERIALS		1,224,803

Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	714,589	67,475
Enel Chile SA	927,330	70,837
		138,312
TOTAL CHILE		1,847,400
CHINA - 11.1%
Communication Services - 3.8%
Entertainment - 0.3%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	4,100	11,965
China Ruyi Holdings Ltd (b)	296,000	105,516
Kingsoft Corp Ltd	35,600	155,126
Netease Inc	62,600	1,756,602
		2,029,209
Interactive Media & Services - 3.5%
Baidu Inc A Shares (b)	80,012	1,211,081
Bilibili Inc Z Shares (b)	8,420	254,308
Kuaishou Technology B Shares (c)(d)	96,500	898,492
Tencent Holdings Ltd	230,300	18,706,754
		21,070,635
Media - 0.0%
China Literature Ltd (b)(c)(d)	13,800	74,199
TOTAL COMMUNICATION SERVICES		23,174,043

Consumer Discretionary - 4.3%
Automobiles - 0.7%
BYD Co Ltd A Shares (China)	11,100	157,188
BYD Co Ltd H Shares	133,300	1,725,744
Geely Automobile Holdings Ltd	219,000	518,573
Great Wall Motor Co Ltd A Shares (China)	5,300	16,971
Great Wall Motor Co Ltd H Shares	80,500	156,741
Li Auto Inc A Shares (b)	45,130	468,317
NIO Inc A Shares (b)	66,439	480,389
Seres Group Co Ltd A Shares (China)	3,300	71,954
XPeng Inc A Shares (b)	44,916	523,279
Yadea Group Holdings Ltd (c)(d)	41,884	65,490
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	18,300	137,299
		4,321,945
Broadline Retail - 2.9%
Alibaba Group Holding Ltd	616,600	13,120,477
JD.com Inc A Shares	87,800	1,449,577
MINISO Group Holding Ltd A Shares	17,032	91,065
Prosus NV Class N	46,930	3,241,845
Vipshop Holdings Ltd Class A ADR	11,994	209,775
		18,112,739
Hotels, Restaurants & Leisure - 0.4%
H World Group Ltd ADR	7,274	280,776
Tongcheng Travel Holdings Ltd (c)	43,600	120,074
Trip.com Group Ltd	22,300	1,569,283
Yum China Holdings Inc (Hong Kong)	13,433	578,425
		2,548,558
Household Durables - 0.1%
Haier Smart Home Co Ltd A Shares (China)	14,900	56,125
Haier Smart Home Co Ltd H Shares	88,800	288,437
		344,562
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp Ltd A Shares (China)	2,700	28,857
China Tourism Group Duty Free Corp Ltd H Shares (c)(d)	1,700	14,614
Chow Tai Fook Jewellery Group Ltd	67,000	131,231
Pop Mart International Group Ltd (c)(d)	19,400	553,249
		727,951
Textiles, Apparel & Luxury Goods - 0.1%
Bosideng International Holdings Ltd	156,000	95,561
Shenzhou International Group Holdings Ltd	30,600	264,236
		359,797
TOTAL CONSUMER DISCRETIONARY		26,415,552

Consumer Staples - 0.2%
Beverages - 0.1%
Nongfu Spring Co Ltd H Shares (c)(d)	73,000	484,753
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)	206,000	153,760
JD Health International Inc (b)(c)(d)	40,500	316,368
Yifeng Pharmacy Chain Co Ltd A Shares (China)	2,600	8,920
		479,048
Food Products - 0.1%
China Feihe Ltd (c)(d)	124,000	66,224
China Mengniu Dairy Co Ltd	118,000	214,725
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	7,200	26,039
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	13,700	52,760
Want Want China Holdings Ltd	172,000	111,117
Yihai Kerry Arawana Holdings Co Ltd A Shares (China)	3,700	16,708
		487,573
TOTAL CONSUMER STAPLES		1,451,374

Energy - 0.0%
Energy Equipment & Services - 0.0%
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	2,200	15,455
Financials - 1.4%
Banks - 1.3%
Agricultural Bank of China Ltd A Shares (China)	177,600	198,625
Agricultural Bank of China Ltd H Shares	1,011,000	770,232
China Construction Bank Corp A Shares (China)	113,900	146,108
China Construction Bank Corp H Shares	3,376,000	3,342,381
China Merchants Bank Co Ltd A Shares (China)	45,200	259,677
China Merchants Bank Co Ltd H Shares	140,500	879,465
China Minsheng Banking Corp Ltd A Shares (China)	152,000	83,502
China Minsheng Banking Corp Ltd H Shares	151,500	77,597
Industrial & Commercial Bank of China Ltd A Shares (China)	118,400	129,423
Industrial & Commercial Bank of China Ltd H Shares	2,370,000	1,836,086
Industrial Bank Co Ltd A Shares (China)	43,100	122,503
Postal Savings Bank of China Co Ltd H Shares (c)(d)	332,000	234,135
		8,079,734
Capital Markets - 0.1%
Guotai Haitong Securities Co Ltd A Shares (China)	31,900	86,861
Guotai Haitong Securities Co Ltd H Shares (c)(d)	72,000	137,874
Huatai Securities Co Ltd A Shares (China)	13,500	41,198
Huatai Securities Co Ltd H Shares (c)(d)	46,400	116,678
Orient Securities Co Ltd/China A Shares (China)	15,000	22,951
		405,562
TOTAL FINANCIALS		8,485,296

Health Care - 0.5%
Biotechnology - 0.1%
Chongqing Zhifei Biological Products Co Ltd A Shares (China)	5,400	15,622
Imeik Technology Development Co Ltd A Shares (China)	660	14,845
Innovent Biologics Inc (b)(c)(d)	52,500	587,796
		618,263
Health Care Equipment & Supplies - 0.0%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	83,600	58,419
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	2,500	75,533
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	1,600	13,713
		147,665
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	19,000	32,702
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	2,600	9,629
Huadong Medicine Co Ltd A Shares (China)	3,700	21,615
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	3,900	9,831
Shanghai Pharmaceuticals Holding Co Ltd H Shares	4,500	6,781
Sinopharm Group Co Ltd H Shares	50,000	124,637
		205,195
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)	40,000	82,877
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	700	5,888
Pharmaron Beijing Co Ltd A Shares (China)	3,250	15,302
Wuxi Apptec Co Ltd A Shares (China)	5,676	79,270
Wuxi Apptec Co Ltd H Shares (c)(d)	12,180	170,226
Wuxi Biologics Cayman Inc (b)(c)(d)	124,500	579,998
		933,561
Pharmaceuticals - 0.3%
Beijing Tong Ren Tang Co Ltd A Shares (China)	2,900	13,809
China Resources Pharmaceutical Group Ltd (c)(d)	60,500	38,773
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	3,432	13,902
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	2,760	13,727
CSPC Pharmaceutical Group Ltd	291,280	286,761
Hansoh Pharmaceutical Group Co Ltd (c)(d)	42,000	192,635
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	13,100	118,072
Shanghai Fosun Pharmaceutical Group Co Ltd A Shares (China)	4,400	18,052
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	3,400	16,720
Sino Biopharmaceutical Ltd	372,750	339,145
Yunnan Baiyao Group Co Ltd A Shares (China)	3,620	28,818
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	1,200	30,033
		1,110,447
TOTAL HEALTH CARE		3,015,131

Industrials - 0.4%
Aerospace & Defense - 0.0%
Kuang-Chi Technologies Co Ltd A Shares (China) (b)	4,400	28,164
Air Freight & Logistics - 0.1%
JD Logistics Inc (b)(c)(d)	67,700	110,299
SF Holding Co Ltd A Shares (China)	9,800	55,530
ZTO Express Cayman Inc A Shares	14,806	273,153
		438,982
Electrical Equipment - 0.2%
CNGR Advanced Material Co Ltd A Shares (China)	1,680	10,867
Contemporary Amperex Technology Co Ltd A Shares (China)	9,540	521,098
Eve Energy Co Ltd A Shares (China)	4,100	47,916
GEM Co Ltd A Shares (China)	9,500	11,372
Goldwind Science & Technology Co Ltd A Shares (China)	6,400	14,118
Goldwind Science & Technology Co Ltd H Shares	18	30
Shanghai Electric Group Co Ltd A Shares (China) (b)	27,500	35,972
Sungrow Power Supply Co Ltd A Shares (China)	4,380	116,802
Sunwoda Electronic Co Ltd A Shares (China)	3,400	17,126
		775,301
Industrial Conglomerates - 0.0%
CITIC Ltd	152,000	235,124
Fosun International Ltd	85,000	53,928
		289,052
Machinery - 0.1%
Airtac International Group	5,000	147,995
Haitian International Holdings Ltd	22,000	60,135
Shenzhen Inovance Technology Co Ltd A Shares (China)	2,700	29,214
Sinotruk Hong Kong Ltd	23,000	76,839
Weichai Power Co Ltd A Shares (China)	13,200	27,745
Weichai Power Co Ltd H Shares	68,000	140,453
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	14,900	17,104
		499,485
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (b)	26,000	28,713
China Southern Airlines Co Ltd A Shares (China) (b)	22,700	21,273
		49,986
Professional Services - 0.0%
Kanzhun Ltd ADR	12,941	286,773
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (c)(d)	7,400	64,853
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	42,000	81,292
Jiangsu Expressway Co Ltd H Shares	40,000	48,696
Zhejiang Expressway Co Ltd H Shares	54,440	53,105
		183,093
TOTAL INDUSTRIALS		2,615,689

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Sunny Optical Technology Group Co Ltd	25,000	241,939
Software - 0.0%
Kingdee International Software Group Co Ltd (b)	109,000	205,641
Technology Hardware, Storage & Peripherals - 0.1%
Lenovo Group Ltd	240,000	350,863
TOTAL INFORMATION TECHNOLOGY		798,443

Materials - 0.1%
Chemicals - 0.0%
Ganfeng Lithium Group Co Ltd H Shares (c)(d)	4,640	30,633
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	4,100	22,967
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (b)	13,800	17,935
Rongsheng Petrochemical Co Ltd A Shares (China)	21,200	30,352
Shanghai Putailai New Energy Technology Co Ltd A Shares (China)	4,585	18,830
Tianqi Lithium Corp A Shares (China) (b)	3,000	22,508
Wanhua Chemical Group Co Ltd A Shares (China)	6,400	56,317
Zangge Mining Co Ltd A Shares (China)	3,200	26,464
Zhejiang NHU Co Ltd A Shares (China)	6,500	22,192
		248,198
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd A Shares (China)	8,000	26,066
Anhui Conch Cement Co Ltd H Shares	42,500	126,561
China Jushi Co Ltd A Shares (China)	8,657	19,947
China National Building Material Co Ltd H Shares	126,000	89,345
		261,919
Metals & Mining - 0.1%
CMOC Group Ltd A Shares (China)	33,600	80,443
CMOC Group Ltd H Shares	132,000	285,726
Shandong Nanshan Aluminum Co Ltd A Shares (China)	25,100	16,257
Western Mining Co Ltd A Shares (China)	4,400	14,818
Xiamen Tungsten Co Ltd A Shares (China)	3,200	16,051
		413,295
TOTAL MATERIALS		923,412

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	18,300	24,297
China Overseas Land & Investment Ltd	143,000	239,789
China Resources Land Ltd	116,500	420,690
China Vanke Co Ltd A Shares (China) (b)	18,900	16,650
China Vanke Co Ltd H Shares (b)	78,900	44,676
KE Holdings Inc A Shares	74,447	422,239
Longfor Group Holdings Ltd (c)(d)	72,156	89,237
		1,257,578
Utilities - 0.1%
Gas Utilities - 0.1%
China Resources Gas Group Ltd	32,200	88,513
ENN Energy Holdings Ltd	29,800	259,437
ENN Natural Gas Co Ltd A Shares (China)	5,600	15,358
Kunlun Energy Co Ltd	140,000	128,640
		491,948
Independent Power and Renewable Electricity Producers - 0.0%
China Three Gorges Renewables Group Co Ltd A Shares (China)	61,800	36,902
China Yangtze Power Co Ltd A Shares (China)	55,700	219,908
		256,810
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd	132,000	42,468
TOTAL UTILITIES		791,226

TOTAL CHINA		68,943,199
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	9,273	150,354
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	15,057	97,654
TOTAL COLOMBIA		248,008
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)	26,062	260,704
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	2,639	135,135
Moneta Money Bank AS (c)(d)	9,149	77,489

TOTAL CZECH REPUBLIC		212,624
DENMARK - 1.7%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	2,841	380,440
Financials - 0.0%
Insurance - 0.0%
Tryg A/S	12,075	297,637
Health Care - 1.1%
Biotechnology - 0.1%
Genmab A/S (b)	2,191	624,934
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	4,548	411,341
Pharmaceuticals - 0.9%
Novo Nordisk A/S Series B	115,625	5,692,418
TOTAL HEALTH CARE		6,728,693

Industrials - 0.4%
Air Freight & Logistics - 0.3%
DSV A/S	7,347	1,559,223
Building Products - 0.0%
ROCKWOOL A/S Series B	3,249	111,276
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	36,302	742,452
TOTAL INDUSTRIALS		2,412,951

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	12,692	758,509
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	19,007	339,717
TOTAL DENMARK		10,917,947
EGYPT - 0.0%
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	79,322	177,131
FINLAND - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	5,218	229,996
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	9,974	210,386
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	14,789	306,071
Financials - 0.2%
Insurance - 0.2%
Sampo Oyj A Shares	86,810	967,395
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	12,236	816,894
Metso Oyj	24,060	394,082
		1,210,976
Information Technology - 0.3%
Communications Equipment - 0.3%
Nokia Oyj	186,303	1,270,829
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	21,236	247,224
UPM-Kymmene Oyj	18,655	500,583
		747,807
TOTAL FINLAND		4,943,460
FRANCE - 6.8%
Communication Services - 0.1%
Media - 0.1%
Publicis Groupe SA	8,238	825,687
Consumer Discretionary - 1.8%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	24,131	770,875
Textiles, Apparel & Luxury Goods - 1.7%
Hermes International SCA	1,136	2,813,923
Kering SA	2,672	948,873
LVMH Moet Hennessy Louis Vuitton SE	8,975	6,343,739
		10,106,535
TOTAL CONSUMER DISCRETIONARY		10,877,410

Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	20,745	312,439
Food Products - 0.3%
Danone SA	23,243	2,052,744
Personal Care Products - 0.7%
L'Oreal SA	8,632	3,602,232
TOTAL CONSUMER STAPLES		5,967,415

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
TotalEnergies SE	73,721	4,602,773
Financials - 1.4%
Banks - 0.9%
BNP Paribas SA	36,518	2,828,612
Credit Agricole SA	37,991	685,790
Societe Generale SA Series A	25,833	1,638,346
		5,152,748
Insurance - 0.5%
AXA SA	63,597	2,759,373
TOTAL FINANCIALS		7,912,121

Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
EssilorLuxottica SA	10,799	3,949,581
Industrials - 0.5%
Construction & Engineering - 0.1%
Bouygues SA	6,709	302,597
Eiffage SA	2,484	305,502
		608,099
Electrical Equipment - 0.3%
Legrand SA	9,432	1,628,790
Professional Services - 0.1%
Bureau Veritas SA	12,356	405,616
Trading Companies & Distributors - 0.0%
Rexel SA	8,198	283,483
Transportation Infrastructure - 0.0%
Aeroports de Paris SA	1,193	163,501
Getlink SE Series A	10,437	190,438
		353,939
TOTAL INDUSTRIALS		3,279,927

Information Technology - 0.1%
Software - 0.1%
Dassault Systemes SE	24,094	685,661
Materials - 0.6%
Chemicals - 0.6%
Air Liquide SA	20,779	4,021,545
Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	2,034	130,354
Office REITs - 0.0%
Gecina SA	1,576	146,325
TOTAL REAL ESTATE		276,679

TOTAL FRANCE		42,398,799
GERMANY - 2.4%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	2,690	310,683
Consumer Discretionary - 0.2%
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	8,121	227,090
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	6,141	1,161,155
TOTAL CONSUMER DISCRETIONARY		1,388,245

Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	3,837	286,371
Personal Care Products - 0.1%
Beiersdorf AG	3,526	373,805
TOTAL CONSUMER STAPLES		660,176

Financials - 0.9%
Banks - 0.1%
Commerzbank AG	27,640	1,003,885
Capital Markets - 0.3%
Deutsche Boerse AG	6,757	1,711,144
Insurance - 0.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,688	2,900,437
TOTAL FINANCIALS		5,615,466

Health Care - 0.1%
Pharmaceuticals - 0.1%
Merck KGaA	4,661	610,561
Industrials - 0.3%
Aerospace & Defense - 0.2%
MTU Aero Engines AG	1,932	841,998
Machinery - 0.1%
Gea Group Ag	5,302	378,904
Knorr-Bremse AG	2,634	244,708
		623,612
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	22,054	193,044
TOTAL INDUSTRIALS		1,658,654

Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG	46,911	1,862,034
Materials - 0.3%
Chemicals - 0.1%
Covestro AG	6,468	451,794
Evonik Industries AG	8,852	148,253
Symrise AG	4,809	397,700
		997,747
Construction Materials - 0.2%
Heidelberg Materials AG	4,801	1,126,332
TOTAL MATERIALS		2,124,079

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LEG Immobilien SE	2,668	203,121
Vonovia SE	27,001	811,536
		1,014,657
TOTAL GERMANY		15,244,555
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	6,205	116,652
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	78,938	309,359
Eurobank Ergasias Services and Holdings SA	92,485	347,892
National Bank of Greece SA	31,247	459,035
Piraeus Financial Holdings SA	40,457	315,797
		1,432,083
TOTAL GREECE		1,548,735
HONG KONG - 1.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	142,000	207,046
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(d)	305,000	292,811
Financials - 1.3%
Banks - 0.1%
Hang Seng Bank Ltd	27,500	536,513
Capital Markets - 0.4%
Hong Kong Exchanges & Clearing Ltd	43,300	2,360,435
Insurance - 0.8%
AIA Group Ltd	382,000	3,717,141
Prudential PLC	92,618	1,288,140
		5,005,281
TOTAL FINANCIALS		7,902,229

Industrials - 0.1%
Ground Transportation - 0.1%
MTR Corp Ltd	53,656	196,794
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	12,000	99,144
Marine Transportation - 0.0%
Orient Overseas International Ltd	4,500	77,890
TOTAL INDUSTRIALS		373,828

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Sino Land Co Ltd	131,102	162,811
Utilities - 0.1%
Electric Utilities - 0.0%
CK Infrastructure Holdings Ltd	22,500	146,370
Gas Utilities - 0.1%
Hong Kong & China Gas Co Ltd	394,356	366,923
TOTAL UTILITIES		513,293

TOTAL HONG KONG		9,452,018
HUNGARY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	14,411	126,787
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	4,967	153,096
TOTAL HUNGARY		279,883
INDIA - 3.9%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Info Edge India Ltd	13,124	203,783
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Balkrishna Industries Ltd	2,673	68,652
Automobiles - 0.4%
Eicher Motors Ltd	4,827	381,038
Hero MotoCorp Ltd	4,265	266,379
Mahindra & Mahindra Ltd	33,599	1,319,963
TVS Motor Co Ltd	8,706	344,130
		2,311,510
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (b)	87,325	312,595
Indian Hotels Co Ltd/The	30,152	251,977
		564,572
Specialty Retail - 0.0%
Trent Ltd	6,611	349,620
TOTAL CONSUMER DISCRETIONARY		3,294,354

Consumer Staples - 0.3%
Food Products - 0.1%
Britannia Industries Ltd	3,829	251,765
Marico Ltd	18,747	152,052
Nestle India Ltd	23,871	341,964
Tata Consumer Products Ltd	21,089	276,783
		1,022,564
Personal Care Products - 0.2%
Colgate-Palmolive India Ltd	4,581	115,757
Dabur India Ltd	17,903	98,334
Hindustan Unilever Ltd	29,922	831,101
		1,045,192
TOTAL CONSUMER STAPLES		2,067,756

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Reliance Industries Ltd	218,996	3,667,162
Financials - 1.2%
Banks - 1.2%
AU Small Finance Bank Ltd (c)(d)	12,595	124,559
Axis Bank Ltd	82,902	1,151,373
HDFC Bank Ltd/Gandhinagar	408,066	4,538,766
Kotak Mahindra Bank Ltd	39,471	934,782
Union Bank of India Ltd	50,337	84,308
		6,833,788
Insurance - 0.0%
ICICI Prudential Life Insurance Co Ltd (c)(d)	12,481	83,120
TOTAL FINANCIALS		6,916,908

Health Care - 0.1%
Health Care Providers & Services - 0.0%
Max Healthcare Institute Ltd	28,257	365,385
Pharmaceuticals - 0.1%
Cipla Ltd/India	19,872	336,099
Torrent Pharmaceuticals Ltd	4,118	165,161
		501,260
TOTAL HEALTH CARE		866,645

Industrials - 0.2%
Building Products - 0.0%
Astral Ltd	4,133	67,517
Construction & Engineering - 0.0%
Voltas Ltd	7,848	122,329
Electrical Equipment - 0.1%
ABB India Ltd	1,788	105,147
Havells India Ltd	7,662	128,950
Suzlon Energy Ltd (b)	331,268	221,306
		455,403
Industrial Conglomerates - 0.0%
Siemens Ltd	3,052	106,460
Machinery - 0.0%
Ashok Leyland Ltd	102,036	162,690
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (c)(d)	6,944	440,038
Transportation Infrastructure - 0.0%
GMR Airports Ltd (b)	91,171	96,517
TOTAL INDUSTRIALS		1,450,954

Information Technology - 0.4%
IT Services - 0.4%
HCL Technologies Ltd	34,501	599,147
Infosys Ltd	119,555	1,992,177
		2,591,324
Materials - 0.4%
Chemicals - 0.2%
Asian Paints Ltd	12,494	353,405
Coromandel International Ltd	4,000	95,740
PI Industries Ltd	2,551	102,810
Pidilite Industries Ltd	10,976	178,628
Supreme Industries Ltd	2,197	94,362
UPL Ltd	15,171	123,074
		948,019
Construction Materials - 0.0%
Grasim Industries Ltd	10,168	331,243
Metals & Mining - 0.2%
APL Apollo Tubes Ltd	6,098	123,073
Hindalco Industries Ltd	49,526	473,055
Jindal Stainless Ltd	11,181	94,937
Vedanta Ltd	51,039	283,786
		974,851
TOTAL MATERIALS		2,254,113

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Lodha Developers Ltd (c)(d)	11,153	150,512
Utilities - 0.1%
Electric Utilities - 0.1%
Power Grid Corp of India Ltd	170,086	552,135
Torrent Power Ltd	5,950	88,246
		640,381
Gas Utilities - 0.0%
GAIL India Ltd	87,988	181,160
Independent Power and Renewable Electricity Producers - 0.0%
NHPC Ltd	104,064	99,463
TOTAL UTILITIES		921,004

TOTAL INDIA		24,384,515
INDONESIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	1,746,100	337,756
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	646,500	49,566
Materials - 0.1%
Chemicals - 0.1%
Barito Pacific Tbk PT (b)	844,327	175,161
Chandra Asri Pacific Tbk PT	297,000	124,122
		299,283
Metals & Mining - 0.0%
Amman Mineral Internasional PT (b)	525,200	224,229
TOTAL MATERIALS		523,512

TOTAL INDONESIA		910,834
IRELAND - 0.3%
Consumer Staples - 0.1%
Food Products - 0.1%
Kerry Group PLC Class A	5,893	537,292
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	5,583	417,647
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	6,338	825,462
TOTAL INDUSTRIALS		1,243,109

TOTAL IRELAND		1,780,401
ISRAEL - 0.0%
Information Technology - 0.0%
Software - 0.0%
Nice Ltd (b)	2,277	308,589
ITALY - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)	10,118	111,085
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	8,408	503,957
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	7,867	356,967
Financials - 0.9%
Banks - 0.7%
FinecoBank Banca Fineco SpA	22,032	503,079
Intesa Sanpaolo SpA	510,637	3,291,232
		3,794,311
Financial Services - 0.0%
Nexi SpA (c)(d)	20,165	106,128
Insurance - 0.2%
Generali	30,509	1,172,793
Poste Italiane Spa (c)(d)	16,112	387,958
		1,560,751
TOTAL FINANCIALS		5,461,190

Industrials - 0.2%
Electrical Equipment - 0.2%
Prysmian SpA	10,138	1,049,598
Utilities - 0.5%
Electric Utilities - 0.5%
Enel SpA	291,295	2,946,670
TOTAL ITALY		10,429,467
JAPAN - 14.1%
Communication Services - 1.7%
Entertainment - 0.2%
Capcom Co Ltd	12,400	323,803
Konami Group Corp	3,600	601,285
Nexon Co Ltd	11,800	241,191
Toho Co Ltd/Tokyo	3,700	217,424
		1,383,703
Interactive Media & Services - 0.0%
LY Corp	99,600	292,676
Wireless Telecommunication Services - 1.5%
KDDI Corp	112,900	1,799,667
SoftBank Corp	1,029,800	1,463,344
SoftBank Group Corp	34,300	6,018,576
		9,281,587
TOTAL COMMUNICATION SERVICES		10,957,966

Consumer Discretionary - 2.4%
Automobile Components - 0.1%
Bridgestone Corp	20,500	894,930
Automobiles - 0.1%
Isuzu Motors Ltd	19,400	238,550
Subaru Corp	21,100	448,863
Yamaha Motor Co Ltd	33,300	240,929
		928,342
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	68,800	409,265
Rakuten Group Inc (b)	53,200	348,487
		757,752
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	38,800	785,517
Household Durables - 1.3%
Panasonic Holdings Corp	83,700	972,530
Sekisui House Ltd	21,500	461,920
Sony Group Corp	220,700	6,146,404
		7,580,854
Leisure Products - 0.1%
Bandai Namco Holdings Inc	21,100	657,467
Specialty Retail - 0.5%
Fast Retailing Co Ltd	6,900	2,533,128
ZOZO Inc	15,800	136,716
		2,669,844
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	25,083	641,764
TOTAL CONSUMER DISCRETIONARY		14,916,470

Consumer Staples - 0.7%
Beverages - 0.0%
Suntory Beverage & Food Ltd	4,800	145,205
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd	80,000	1,266,369
Kobe Bussan Co Ltd	5,100	118,375
MatsukiyoCocokara & Co	11,900	215,630
		1,600,374
Food Products - 0.2%
Ajinomoto Co Inc	32,500	922,215
Kikkoman Corp	24,800	197,293
MEIJI Holdings Co Ltd	8,300	159,580
Nissin Foods Holdings Co Ltd	6,900	124,424
		1,403,512
Household Products - 0.0%
Unicharm Corp	39,200	242,536
Personal Care Products - 0.2%
Kao Corp	16,800	710,970
Shiseido Co Ltd	14,500	244,630
		955,600
TOTAL CONSUMER STAPLES		4,347,227

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	97,500	615,456
Financials - 2.4%
Banks - 1.2%
Mizuho Financial Group Inc	90,200	3,021,292
Sumitomo Mitsui Financial Group Inc	132,400	3,584,573
Sumitomo Mitsui Trust Group Inc	23,100	634,478
Yokohama Financial Group Inc	36,000	261,865
		7,502,208
Capital Markets - 0.2%
Daiwa Securities Group Inc	48,100	371,260
Nomura Holdings Inc	107,700	768,559
		1,139,819
Financial Services - 0.1%
ORIX Corp	41,700	1,020,067
Insurance - 0.9%
Dai-ichi Life Holdings Inc	126,400	889,910
Ms&Ad Insurance Group Holdings Inc	46,300	954,450
Sompo Holdings Inc	31,900	972,168
T&D Holdings Inc	17,600	379,271
Tokio Marine Holdings Inc	66,000	2,461,351
		5,657,150
TOTAL FINANCIALS		15,319,244

Health Care - 0.7%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	12,300	2,002,112
Sysmex Corp	18,200	202,886
		2,204,998
Pharmaceuticals - 0.4%
Astellas Pharma Inc	65,400	684,583
Daiichi Sankyo Co Ltd	61,300	1,464,342
Eisai Co Ltd	9,200	273,245
		2,422,170
TOTAL HEALTH CARE		4,627,168

Industrials - 3.1%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd	9,900	90,996
Building Products - 0.2%
Daikin Industries Ltd	9,500	1,103,710
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	13,800	230,985
Secom Co Ltd	15,100	510,780
		741,765
Construction & Engineering - 0.1%
Obayashi Corp	23,500	398,300
Electrical Equipment - 0.1%
Fuji Electric Co Ltd	4,900	351,658
Ground Transportation - 0.1%
Hankyu Hanshin Holdings Inc	8,500	228,123
Tokyu Corp	18,400	204,882
West Japan Railway Co	15,400	315,874
		748,879
Industrial Conglomerates - 1.0%
Hitachi Ltd	164,500	5,676,537
Sekisui Chemical Co Ltd	13,600	236,065
		5,912,602
Machinery - 0.5%
Daifuku Co Ltd	11,600	370,935
FANUC Corp	33,600	1,121,281
Komatsu Ltd	34,200	1,144,023
Kubota Corp	35,300	458,229
		3,094,468
Passenger Airlines - 0.0%
ANA Holdings Inc	5,600	104,980
Professional Services - 0.4%
Recruit Holdings Co Ltd	47,700	2,365,346
Trading Companies & Distributors - 0.6%
ITOCHU Corp	42,700	2,474,556
Marubeni Corp	50,700	1,250,146
		3,724,702
TOTAL INDUSTRIALS		18,637,406

Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 0.3%
Shimadzu Corp	8,700	234,281
TDK Corp	69,900	1,221,308
Yokogawa Electric Corp	8,000	239,984
		1,695,573
IT Services - 0.7%
Fujitsu Ltd	63,200	1,647,021
NEC Corp	46,500	1,695,133
Nomura Research Institute Ltd	13,600	525,138
TIS Inc	7,400	255,214
		4,122,506
Semiconductors & Semiconductor Equipment - 0.7%
Renesas Electronics Corp	60,500	747,149
Tokyo Electron Ltd	16,100	3,549,573
		4,296,722
Technology Hardware, Storage & Peripherals - 0.1%
FUJIFILM Holdings Corp	40,200	931,703
TOTAL INFORMATION TECHNOLOGY		11,046,504

Materials - 0.7%
Chemicals - 0.6%
Asahi Kasei Corp	43,200	331,478
Mitsubishi Chemical Group Corp	46,600	243,750
Nippon Paint Holdings Co Ltd	34,300	218,672
Nitto Denko Corp	25,400	635,206
Shin-Etsu Chemical Co Ltd	60,600	1,821,572
Toray Industries Inc	50,100	307,570
		3,558,248
Metals & Mining - 0.1%
JFE Holdings Inc	20,900	239,839
Sumitomo Metal Mining Co Ltd	8,700	284,599
		524,438
TOTAL MATERIALS		4,082,686

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Daiwa House Industry Co Ltd	20,100	682,520
Mitsubishi Estate Co Ltd	38,100	806,946
Mitsui Fudosan Co Ltd	94,800	985,155
		2,474,621
Utilities - 0.1%
Gas Utilities - 0.1%
Osaka Gas Co Ltd	12,900	405,809
Tokyo Gas Co Ltd	11,300	396,097
		801,906
TOTAL JAPAN		87,826,654
KOREA (SOUTH) - 1.8%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	7,386	78,756
Entertainment - 0.1%
HYBE Co Ltd	847	202,082
Krafton Inc (b)	1,049	202,569
		404,651
Interactive Media & Services - 0.2%
Kakao Corp	11,143	507,542
NAVER Corp	5,128	959,755
		1,467,297
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	1,853	67,628
TOTAL COMMUNICATION SERVICES		2,018,332

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Hanjin Kal Corp	799	58,531
Household Durables - 0.1%
Coway Co Ltd	1,849	115,396
LG Electronics Inc	4,046	247,981
		363,377
TOTAL CONSUMER DISCRETIONARY		421,908

Consumer Staples - 0.0%
Personal Care Products - 0.0%
Amorepacific Corp	966	81,713
LG H&H Co Ltd	327	65,091
		146,804
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
HD Hyundai Co Ltd	1,578	226,334
SK Innovation Co Ltd	2,340	211,036
		437,370
Financials - 0.5%
Banks - 0.5%
Hana Financial Group Inc	10,316	617,115
KakaoBank Corp	5,766	93,393
KB Financial Group Inc	13,074	1,063,910
Shinhan Financial Group Co Ltd	15,812	809,582
Woori Financial Group Inc	24,377	433,214
		3,017,214
Capital Markets - 0.0%
Mirae Asset Securities Co Ltd	7,846	144,375
TOTAL FINANCIALS		3,161,589

Health Care - 0.0%
Pharmaceuticals - 0.0%
SK Biopharmaceuticals Co Ltd (b)	1,085	87,680
Yuhan Corp	1,919	158,433
		246,113
Industrials - 0.7%
Aerospace & Defense - 0.0%
Hanwha Systems Co Ltd	2,576	107,960
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	1,386	183,086
Electrical Equipment - 0.5%
Doosan Enerbility Co Ltd (b)	16,137	1,001,464
HD Hyundai Electric Co Ltd	848	516,183
LG Energy Solution Ltd (b)	1,694	560,613
LS Electric Co Ltd	509	154,916
POSCO Future M Co Ltd (b)	1,189	180,106
		2,413,282
Industrial Conglomerates - 0.2%
LG Corp	2,981	167,481
Samsung C&T Corp	3,086	487,970
SK Inc	1,321	229,677
SK Square Co Ltd (b)	3,339	607,406
		1,492,534
Machinery - 0.0%
Doosan Bobcat Inc	1,832	77,290
Marine Transportation - 0.0%
HMM Co Ltd	8,213	118,087
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	6,789	105,213
TOTAL INDUSTRIALS		4,497,452

Materials - 0.1%
Chemicals - 0.1%
LG Chem Ltd	1,736	482,809
Metals & Mining - 0.0%
Korea Zinc Co Ltd	138	99,740
TOTAL MATERIALS		582,549

TOTAL KOREA (SOUTH)		11,512,117
KUWAIT - 0.2%
Financials - 0.2%
Banks - 0.2%
Kuwait Finance House KSCP	398,106	1,042,149
LUXEMBOURG - 0.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	4,267	300,708
MALAYSIA - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	40,795	71,109
Wireless Telecommunication Services - 0.1%
Axiata Group Berhad	95,704	57,358
CELCOMDIGI BHD	122,600	105,387
Maxis Bhd	83,500	75,764
		238,509
TOTAL COMMUNICATION SERVICES		309,618

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	118,400	45,234
Consumer Staples - 0.0%
Food Products - 0.0%
Nestle Malaysia Bhd	2,400	64,756
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	10,000	54,155
Financials - 0.4%
Banks - 0.4%
AMMB Holdings Bhd	85,500	116,368
CIMB Group Holdings Bhd	294,105	512,647
Malayan Banking Bhd	223,340	526,353
Public Bank Bhd	534,200	538,282
		1,693,650
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	75,700	149,122
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	161,047	193,810
Industrial Conglomerates - 0.0%
Sunway Bhd	89,500	115,615
TOTAL INDUSTRIALS		309,425

Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	82,400	76,734
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	131,700	199,059
TOTAL MATERIALS		275,793

Utilities - 0.0%
Gas Utilities - 0.0%
Petronas Gas Bhd	27,300	120,595
Multi-Utilities - 0.0%
YTL Corp Bhd	98,700	61,275
YTL Corp Bhd warrants 6/2/2028 (b)	23,440	6,587
YTL Power International Bhd	100,400	95,653
YTL Power International Bhd warrants 6/2/2028 (b)	14,800	5,813
		169,328
TOTAL UTILITIES		289,923

TOTAL MALAYSIA		3,191,676
MEXICO - 0.7%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series B	652,400	744,105
Consumer Staples - 0.3%
Beverages - 0.1%
Fomento Economico Mexicano SAB de CV unit	62,500	589,593
Consumer Staples Distribution & Retail - 0.2%
Wal-Mart de Mexico SAB de CV Series V	188,500	623,176
Food Products - 0.0%
Grupo Bimbo SAB de CV	45,700	157,921
TOTAL CONSUMER STAPLES		1,370,690

Financials - 0.1%
Banks - 0.1%
Grupo Financiero Banorte SAB de CV	91,000	856,439
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SAB de CV Series B	13,550	282,451
Grupo Aeroportuario del Sureste SAB de CV Series B	6,615	200,100
		482,551
Materials - 0.1%
Construction Materials - 0.1%
Cemex SAB de CV unit	546,400	555,267
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	103,500	150,193
TOTAL MEXICO		4,159,245
NETHERLANDS - 3.7%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	140,147	648,525
Entertainment - 0.2%
Universal Music Group NV	39,862	1,069,178
TOTAL COMMUNICATION SERVICES		1,717,703

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	32,559	1,332,659
Financials - 0.6%
Banks - 0.4%
ING Groep NV	108,378	2,706,164
Insurance - 0.2%
ASR Nederland NV	5,646	376,805
NN Group NV	9,650	660,488
		1,037,293
TOTAL FINANCIALS		3,743,457

Industrials - 0.2%
Professional Services - 0.2%
Randstad NV	3,744	146,684
Wolters Kluwer NV	8,580	1,050,785
		1,197,469
Information Technology - 2.4%
Semiconductors & Semiconductor Equipment - 2.4%
ASML Holding NV	14,137	14,960,452
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	6,196	410,226
TOTAL NETHERLANDS		23,361,966
NEW ZEALAND - 0.1%
Information Technology - 0.1%
Software - 0.1%
Xero Ltd (b)	5,911	560,797
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	29,671	158,246
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	47,819	161,998
TOTAL UTILITIES		320,244

TOTAL NEW ZEALAND		881,041
NORWAY - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	22,183	329,813
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	16,836	369,987
Orkla ASA	25,467	258,209
		628,196
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	11,419	296,375
Equinor ASA	27,583	660,649
		957,024
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA	31,749	809,613
Insurance - 0.0%
Gjensidige Forsikring ASA	7,181	193,256
TOTAL FINANCIALS		1,002,869

Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	48,633	329,077
TOTAL NORWAY		3,246,979
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	2,438	636,318
PHILIPPINES - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Ayala Corp	8,430	67,199
SM Investments Corp	7,455	92,570
		159,769
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	9,440	94,063
TOTAL PHILIPPINES		253,832
POLAND - 0.4%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	25,113	234,606
Specialty Retail - 0.0%
CCC SA (b)	1,831	74,866
TOTAL CONSUMER DISCRETIONARY		309,472

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Zabka Group SA (b)	9,949	57,787
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	20,934	567,196
Financials - 0.3%
Banks - 0.3%
mBank SA (b)	515	136,831
Powszechna Kasa Oszczednosci Bank Polski SA	31,538	646,473
Santander Bank Polska SA	1,411	186,147
		969,451
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	8,431	106,121
Construction & Engineering - 0.0%
Budimex SA	427	67,825
TOTAL INDUSTRIALS		173,946

Materials - 0.0%
Metals & Mining - 0.0%
KGHM Polska Miedz SA (b)	5,094	267,390
TOTAL POLAND		2,345,242
PORTUGAL - 0.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	10,201	262,678
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	15,116	303,081
Utilities - 0.2%
Electric Utilities - 0.2%
EDP SA	112,952	561,137
TOTAL PORTUGAL		1,126,896
QATAR - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	20,831	85,818
Qatar Gas Transport Co Ltd	102,765	124,978
		210,796
Financials - 0.2%
Banks - 0.2%
Qatar National Bank QPSC	166,629	846,188
TOTAL QATAR		1,056,984
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	21,760	176,214
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(e)	372,050	0
LUKOIL PJSC (b)(e)	13,192	0
		0
Financials - 0.0%
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(e)	49,350	0
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(c)(e)	26	0
Metals & Mining - 0.0%
Novolipetsk Steel PJSC (b)(e)	47,040	0
Polyus PJSC (b)(e)	10,310	0
		0
TOTAL MATERIALS		0

TOTAL RUSSIA		0
SAUDI ARABIA - 0.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	13,686	247,241
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Saudi Arabian Oil Co (c)(d)	216,976	1,498,461
Financials - 0.0%
Banks - 0.0%
Alinma Bank	44,393	306,583
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dr Sulaiman Al Habib Medical Services Group Co	3,163	229,573
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	790	53,041
Materials - 0.2%
Chemicals - 0.2%
SABIC Agri-Nutrients Co	8,465	276,727
Saudi Basic Industries Corp	32,537	529,660
		806,387
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	31,228	133,479
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co (b)	5,407	348,471
TOTAL UTILITIES		481,950

TOTAL SAUDI ARABIA		3,623,236
SINGAPORE - 0.6%
Financials - 0.3%
Banks - 0.2%
United Overseas Bank Ltd	45,600	1,214,623
Capital Markets - 0.1%
Singapore Exchange Ltd	31,100	404,520
TOTAL FINANCIALS		1,619,143

Industrials - 0.1%
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (b)	85,512	513,927
Industrial Conglomerates - 0.0%
Keppel Ltd	53,500	418,842
TOTAL INDUSTRIALS		932,769

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	24,569	604,337
Real Estate - 0.1%
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	138,400	299,852
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	81,701	165,712
TOTAL REAL ESTATE		465,564

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	30,700	154,019
TOTAL SINGAPORE		3,775,832
SOUTH AFRICA - 1.8%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	62,702	625,411
Vodacom Group Ltd	21,726	175,487
		800,898
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Naspers Ltd Class N	28,059	1,970,754
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	11,792	291,707
Clicks Group Ltd	8,922	187,852
Shoprite Holdings Ltd	18,386	307,591
		787,150
Financials - 0.6%
Banks - 0.4%
Absa Group Ltd	30,943	345,955
Capitec Bank Holdings Ltd	3,142	694,560
Nedbank Group Ltd	16,036	218,431
Standard Bank Group Ltd	47,563	698,350
		1,957,296
Financial Services - 0.1%
FirstRand Ltd	181,890	862,686
Insurance - 0.1%
Discovery Ltd	18,956	238,121
Old Mutual Ltd	144,158	112,666
Sanlam Ltd	65,727	344,870
		695,657
TOTAL FINANCIALS		3,515,639

Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	11,487	149,061
Materials - 0.7%
Chemicals - 0.0%
Sasol Ltd (b)	20,016	125,231
Metals & Mining - 0.7%
Anglo American PLC	40,195	1,520,685
Gold Fields Ltd	32,136	1,239,039
Impala Platinum Holdings Ltd	32,535	348,677
Valterra Platinum Ltd	9,537	589,856
		3,698,257
TOTAL MATERIALS		3,823,488

TOTAL SOUTH AFRICA		11,046,990
SPAIN - 1.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	17,831	555,110
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	16,161	1,235,407
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	41,669	764,599
Financials - 0.1%
Banks - 0.1%
Banco de Sabadell SA	180,020	672,923
Industrials - 0.2%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	6,448	529,179
Transportation Infrastructure - 0.1%
Aena SME SA (c)(d)	26,974	732,207
TOTAL INDUSTRIALS		1,261,386

Utilities - 0.9%
Electric Utilities - 0.9%
Endesa SA	11,335	406,200
Iberdrola SA	227,587	4,612,334
Redeia Corp SA	14,703	264,549
		5,283,083
TOTAL SPAIN		9,772,508
SWEDEN - 2.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	84,623	332,070
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	19,652	311,217
TOTAL COMMUNICATION SERVICES		643,287

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Evolution AB (d)	5,143	343,868
Specialty Retail - 0.1%
H & M Hennes & Mauritz AB B Shares	20,263	382,690
TOTAL CONSUMER DISCRETIONARY		726,558

Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	21,747	597,225
Financials - 0.2%
Banks - 0.1%
Svenska Handelsbanken AB A Shares	52,124	680,184
Capital Markets - 0.1%
EQT AB	13,272	460,456
TOTAL FINANCIALS		1,140,640

Industrials - 1.5%
Building Products - 0.2%
Assa Abloy AB B Shares	36,016	1,357,247
Nibe Industrier AB B Shares	53,439	208,744
		1,565,991
Construction & Engineering - 0.1%
Skanska AB B Shares	12,262	335,066
Machinery - 1.1%
Alfa Laval AB	10,435	498,670
Atlas Copco AB A Shares	96,656	1,619,575
Atlas Copco AB B Shares	55,772	838,026
Epiroc AB A Shares	23,570	499,175
Epiroc AB B Shares	14,131	264,763
Indutrade AB	9,895	264,554
Sandvik AB	38,217	1,160,559
SKF AB B Shares	12,306	317,357
Volvo AB B Shares	57,014	1,561,902
		7,024,581
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	9,389	318,229
TOTAL INDUSTRIALS		9,243,867

Materials - 0.1%
Metals & Mining - 0.1%
Boliden AB (b)	10,229	461,908
Paper & Forest Products - 0.0%
Holmen AB B Shares	2,627	99,325
Svenska Cellulosa AB SCA B Shares	21,585	287,982
		387,307
TOTAL MATERIALS		849,215

TOTAL SWEDEN		13,200,792
SWITZERLAND - 3.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	930	681,249
Consumer Staples - 0.2%
Food Products - 0.2%
Chocoladefabriken Lindt & Spruengli AG	4	612,365
Chocoladefabriken Lindt & Spruengli AG	32	491,879
		1,104,244
Financials - 0.9%
Banks - 0.0%
Banque Cantonale Vaudoise	1,032	119,646
Capital Markets - 0.1%
Julius Baer Group Ltd	7,417	500,711
Insurance - 0.8%
Baloise Holding AG	1,487	368,447
Swiss Life Holding AG	1,022	1,107,913
Zurich Insurance Group AG	5,245	3,647,748
		5,124,108
TOTAL FINANCIALS		5,744,465

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	1,828	496,553
Life Sciences Tools & Services - 0.3%
Lonza Group AG	2,522	1,736,803
TOTAL HEALTH CARE		2,233,356

Industrials - 1.0%
Building Products - 0.1%
Geberit AG	1,223	892,080
Electrical Equipment - 0.7%
ABB Ltd	56,292	4,185,172
Machinery - 0.1%
VAT Group AG (c)(d)	972	423,102
Marine Transportation - 0.0%
Kuehne + Nagel International AG	1,695	324,361
Professional Services - 0.1%
SGS SA	5,971	672,373
TOTAL INDUSTRIALS		6,497,088

Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	5,476	657,869
Materials - 0.5%
Chemicals - 0.5%
DSM-Firmenich AG	6,747	549,941
Givaudan SA	332	1,360,592
Sika AG	5,494	1,076,757
		2,987,290
Containers & Packaging - 0.0%
SIG Group AG	10,538	117,525
TOTAL MATERIALS		3,104,815

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Swiss Prime Site AG	2,881	409,193
TOTAL SWITZERLAND		20,432,279
TAIWAN - 8.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	137,000	583,049
Wireless Telecommunication Services - 0.1%
Far EasTone Telecommunications Co Ltd	61,000	183,329
Taiwan Mobile Co Ltd	64,000	227,695
		411,024
TOTAL COMMUNICATION SERVICES		994,073

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hotai Motor Co Ltd	11,180	205,598
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	20,000	154,981
Food Products - 0.1%
Uni-President Enterprises Corp	175,000	447,479
TOTAL CONSUMER STAPLES		602,460

Financials - 0.9%
Banks - 0.6%
CTBC Financial Holding Co Ltd	601,000	817,202
E.Sun Financial Holding Co Ltd	525,495	507,943
First Financial Holding Co Ltd	416,254	386,122
Hua Nan Financial Holdings Co Ltd	317,241	300,976
Mega Financial Holding Co Ltd	428,242	562,122
Shanghai Commercial & Savings Bank Ltd/The	134,000	172,408
SinoPac Financial Holdings Co Ltd	446,666	372,246
Taiwan Cooperative Financial Holding Co Ltd	385,495	297,469
TS Financial Holding Co Ltd	762,349	463,186
		3,879,674
Financial Services - 0.0%
Chailease Holding Co Ltd	55,557	185,924
Insurance - 0.3%
Cathay Financial Holding Co Ltd	342,751	712,719
Fubon Financial Holding Co Ltd	302,661	896,832
		1,609,551
TOTAL FINANCIALS		5,675,149

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	10,987	177,773
Industrials - 0.1%
Electrical Equipment - 0.0%
Fortune Electric Co Ltd	5,500	127,770
Voltronic Power Technology Corp	3,000	117,941
		245,711
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	99,000	85,239
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	40,157	252,466
Wan Hai Lines Ltd	23,460	62,579
		315,045
Passenger Airlines - 0.0%
China Airlines Ltd	101,000	65,631
Eva Airways Corp	93,000	109,384
		175,015
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	68,000	60,426
TOTAL INDUSTRIALS		881,436

Information Technology - 7.5%
Electronic Equipment, Instruments & Components - 0.4%
Delta Electronics Inc	70,000	2,262,980
Semiconductors & Semiconductor Equipment - 7.0%
Taiwan Semiconductor Manufacturing Co Ltd	884,000	42,698,571
United Microelectronics Corp	408,000	615,432
		43,314,003
Technology Hardware, Storage & Peripherals - 0.1%
Acer Inc	103,000	100,563
Lite-On Technology Corp	76,000	443,239
		543,802
TOTAL INFORMATION TECHNOLOGY		46,120,785

Materials - 0.1%
Chemicals - 0.0%
Nan Ya Plastics Corp	186,000	250,796
Metals & Mining - 0.1%
China Steel Corp	430,000	259,861
TOTAL MATERIALS		510,657

TOTAL TAIWAN		55,167,931
THAILAND - 0.3%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL	11,100	103,431
Advanced Info Service PCL depository receipt	26,200	244,135
		347,566
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	45,699	32,431
Minor International PCL depository receipt	72,468	51,427
		83,858
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
CP ALL PCL	19,400	27,534
CP ALL PCL depository receipt	181,700	257,890
		285,424
Food Products - 0.0%
Charoen Pokphand Foods PCL	38,500	25,065
Charoen Pokphand Foods PCL depository receipt	88,400	57,551
		82,616
TOTAL CONSUMER STAPLES		368,040

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
PTT Exploration & Production PCL	11,900	39,287
PTT Exploration & Production PCL depository receipt	35,800	118,192
		157,479
Financials - 0.0%
Banks - 0.0%
Kasikornbank PCL depository receipt	20,400	117,390
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bangkok Dusit Medical Services PCL	88,900	51,842
Bangkok Dusit Medical Services PCL depository receipt	325,400	189,758
Bumrungrad Hospital Pcl	2,900	15,390
Bumrungrad Hospital Pcl depository receipt	17,500	92,873
		349,863
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	31,300	39,837
Airports of Thailand PCL depository receipt	125,400	159,604
		199,441
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The	1,500	9,441
Siam Cement PCL/The depository receipt	25,400	159,877
		169,318
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Gulf Development PCL	7,281	9,941
Gulf Development PCL depository receipt	158,093	215,847
		225,788
TOTAL THAILAND		2,018,743
TURKEY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	36,152	169,868
Financials - 0.1%
Banks - 0.1%
Akbank TAS	116,317	168,167
Haci Omer Sabanci Holding AS	39,904	77,381
Yapi ve Kredi Bankasi AS (b)	116,780	93,304
		338,852
Industrials - 0.0%
Industrial Conglomerates - 0.0%
KOC Holding AS	26,197	106,896
Passenger Airlines - 0.0%
Turk Hava Yollari AO	19,034	131,935
TOTAL INDUSTRIALS		238,831

TOTAL TURKEY		747,551
UNITED ARAB EMIRATES - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	126,186	666,497
Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	105,534	414,326
Abu Dhabi Islamic Bank PJSC	52,590	302,400
First Abu Dhabi Bank PJSC	159,623	757,927
		1,474,653
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Emaar Properties PJSC	238,685	922,781
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	212,047	160,494
TOTAL UNITED ARAB EMIRATES		3,224,425
UNITED KINGDOM - 8.0%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
BT Group PLC	215,097	524,879
Interactive Media & Services - 0.1%
Auto Trader Group PLC (c)(d)	31,318	321,294
Media - 0.1%
Informa PLC	46,921	596,553
WPP PLC	39,157	147,962
		744,515
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	698,944	846,124
TOTAL COMMUNICATION SERVICES		2,436,812

Consumer Discretionary - 0.2%
Diversified Consumer Services - 0.1%
Pearson PLC	20,531	285,752
Hotels, Restaurants & Leisure - 0.0%
Whitbread PLC	6,326	240,754
Household Durables - 0.0%
Barratt Redrow PLC	49,461	244,508
Specialty Retail - 0.1%
Kingfisher PLC	63,348	256,913
TOTAL CONSUMER DISCRETIONARY		1,027,927

Consumer Staples - 1.6%
Beverages - 0.1%
Coca-Cola Europacific Partners PLC	8,282	735,690
Consumer Staples Distribution & Retail - 0.3%
J Sainsbury PLC	62,243	279,321
Tesco PLC	235,641	1,422,017
		1,701,338
Food Products - 0.1%
Associated British Foods PLC	11,633	350,728
Household Products - 0.3%
Reckitt Benckiser Group PLC	24,398	1,866,181
Personal Care Products - 0.8%
Unilever PLC	88,002	5,280,505
TOTAL CONSUMER STAPLES		9,934,442

Financials - 2.5%
Banks - 1.8%
HSBC Holdings PLC	625,592	8,757,945
Lloyds Banking Group PLC	2,149,163	2,519,871
		11,277,816
Capital Markets - 0.3%
3i Group PLC	34,931	2,021,479
Schroders PLC	25,840	128,791
		2,150,270
Financial Services - 0.0%
M&G PLC	80,024	276,801
Insurance - 0.4%
Admiral Group PLC	9,371	403,298
Aviva PLC	109,642	963,030
Legal & General Group PLC	206,617	645,467
Phoenix Group Holdings PLC	24,787	219,472
		2,231,267
TOTAL FINANCIALS		15,936,154

Health Care - 1.5%
Pharmaceuticals - 1.5%
Astrazeneca PLC	55,667	9,182,197
Industrials - 1.1%
Aerospace & Defense - 0.1%
Melrose Industries PLC	45,726	375,799
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	90,877	507,226
Industrial Conglomerates - 0.1%
DCC PLC	3,561	234,372
Metlen Energy & Metals PLC (Greece)	3,617	183,442
Smiths Group PLC	11,957	395,525
		813,339
Machinery - 0.0%
Spirax Group PLC	2,662	248,117
Professional Services - 0.6%
Intertek Group PLC	5,688	378,473
RELX PLC	65,895	2,912,323
		3,290,796
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	15,352	1,023,320
Bunzl PLC	11,815	358,854
		1,382,174
TOTAL INDUSTRIALS		6,617,451

Information Technology - 0.0%
Software - 0.0%
Sage Group PLC/The	34,644	523,157
Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	25,667	209,562
Industrial REITs - 0.1%
Segro PLC	46,394	425,050
TOTAL REAL ESTATE		634,612

Utilities - 0.6%
Electric Utilities - 0.2%
SSE PLC	39,797	1,002,598
Multi-Utilities - 0.4%
National Grid PLC	175,945	2,638,139
TOTAL UTILITIES		3,640,737

TOTAL UNITED KINGDOM		49,933,489
UNITED STATES - 4.2%
Communication Services - 0.6%
Entertainment - 0.6%
Spotify Technology SA (b)	5,487	3,595,741
Financials - 0.3%
Insurance - 0.3%
Swiss Re AG	10,716	1,952,116
Health Care - 2.1%
Biotechnology - 0.4%
BeOne Medicines Ltd H Shares (b)	30,800	736,452
CSL Ltd	17,391	2,026,684
		2,763,136
Health Care Equipment & Supplies - 0.2%
Alcon AG	17,950	1,333,843
Life Sciences Tools & Services - 0.1%
QIAGEN NV (Germany)	7,804	366,647
Pharmaceuticals - 1.4%
Novartis AG	68,255	8,447,353
TOTAL HEALTH CARE		12,910,979

Industrials - 1.2%
Construction & Engineering - 0.2%
Ferrovial SE	18,399	1,128,245
Ferrovial SE rights (b)(f)	18,399	10,114
		1,138,359
Electrical Equipment - 0.9%
Schneider Electric SE	19,689	5,609,986
Marine Transportation - 0.1%
AP Moller - Maersk A/S Series A	99	204,144
AP Moller - Maersk A/S Series B	149	306,333
		510,477
TOTAL INDUSTRIALS		7,258,822

Materials - 0.0%
Construction Materials - 0.0%
James Hardie Industries PLC depository receipt (b)	20,846	439,329
TOTAL UNITED STATES		26,156,987
TOTAL COMMON STOCKS (Cost $460,095,447)		610,047,596

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	15,506	226,475
GERMANY - 0.2%
Consumer Staples - 0.2%
Household Products - 0.2%
Henkel AG & Co KGaA	5,712	462,588
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	945	259,351
TOTAL GERMANY		721,939
INDIA - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
TVS Motor Co Ltd 6% (e)	33,036	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $876,483)		948,414

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (h) (Cost $301,586)	4.15	302,000	301,676

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $11,566,917)	4.18	11,564,604	11,566,917

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $472,840,433)	622,864,603
NET OTHER ASSETS (LIABILITIES) - 0.6%	3,713,928
NET ASSETS - 100.0%	626,578,531

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	66	12/19/2025	9,263,430	90,335	90,335
ICE MSCI Emerging Markets Index Contracts (United States)	66	12/19/2025	4,645,080	187,726	187,726
TME S&P/TSX 60 Index Contracts (Canada)	5	12/18/2025	1,270,258	32,079	32,079

TOTAL FUTURES CONTRACTS					310,140
The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $12,218,523 or 2.0% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,442,317 or 2.0% of net assets.

(e)	Level 3 security.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $301,676.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,000,680	142,056,897	132,490,894	370,956	234	-	11,566,917	11,564,604	0.0%
Total	2,000,680	142,056,897	132,490,894	370,956	234	-	11,566,917

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	54,059,431	16,830,307	37,229,124	-
Consumer Discretionary	66,474,546	25,246,288	41,228,258	-
Consumer Staples	35,865,453	20,244,560	15,620,893	-
Energy	22,906,357	15,771,682	7,134,675	-
Financials	141,608,000	80,972,980	60,635,020	-
Health Care	46,457,796	16,837,252	29,620,544	-
Industrials	82,034,260	55,595,741	26,438,519	-
Information Technology	91,124,182	33,377,586	57,746,596	-
Materials	39,092,008	25,662,086	13,429,922	-
Real Estate	9,908,313	8,674,538	1,233,775	-
Utilities	20,517,250	9,305,109	11,212,141	-

Non-Convertible Preferred Stocks
Consumer Discretionary	-	-	-	-
Consumer Staples	462,588	462,588	-	-
Financials	226,475	226,475	-	-
Health Care	259,351	259,351	-	-

U.S. Treasury Obligations	301,676	-	301,676	-

Money Market Funds	11,566,917	11,566,917	-	-
Total Investments in Securities:	622,864,603	321,033,460	301,831,143	-
Derivative Instruments:

Assets
Futures Contracts	310,140	310,140	-	-
Total Assets	310,140	310,140	-	-
Total Derivative Instruments:	310,140	310,140	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	310,140	-
Total Equity Risk	310,140	-
Total Value of Derivatives	310,140	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $461,273,516)	$611,297,686
Fidelity Central Funds (cost $11,566,917)	11,566,917

Total Investment in Securities (cost $472,840,433)		$622,864,603
Segregated cash with brokers for derivative instruments		275,587
Foreign currency held at value (cost $1,557,005)		1,553,065
Receivable for fund shares sold		1,219,273
Dividends receivable		921,991
Reclaims receivable		1,300,665
Distributions receivable from Fidelity Central Funds		53,704
Other receivables		159
Total assets		628,189,047
Liabilities
Payable for investments purchased on a delayed delivery basis	$10,114
Payable for fund shares redeemed	545,323
Accrued management fee	103,850
Payable for daily variation margin on futures contracts	32,376
Deferred taxes	918,853
Total liabilities		1,610,516
Net Assets		$626,578,531
Net Assets consist of:
Paid in capital		$511,363,407
Total accumulated earnings (loss)		115,215,124
Net Assets		$626,578,531
Net Asset Value, offering price and redemption price per share ($626,578,531 ÷ 40,697,911 shares)		$15.40
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$14,235,464
Non-Cash dividends		883,577
Interest		20,211
Income from Fidelity Central Funds		370,956
Income before foreign taxes withheld		$15,510,208
Less foreign taxes withheld		(1,024,504)
Total income		14,485,704
Expenses
Management fee	$1,032,291
Independent trustees' fees and expenses	1,219
Interest	3,070
Total expenses before reductions	1,036,580
Expense reductions	(170)
Total expenses after reductions		1,036,410
Net Investment income (loss)		13,449,294
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $250,713)	(5,436,561)
Fidelity Central Funds	234
Foreign currency transactions	(80,776)
Futures contracts	1,831,851
Total net realized gain (loss)		(3,685,252)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $150,299)	103,371,546
Assets and liabilities in foreign currencies	95,798
Futures contracts	351,027
Total change in net unrealized appreciation (depreciation)		103,818,371
Net gain (loss)		100,133,119
Net increase (decrease) in net assets resulting from operations		$113,582,413
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,449,294	$11,012,487
Net realized gain (loss)	(3,685,252)	(6,917,970)
Change in net unrealized appreciation (depreciation)	103,818,371	82,269,213
Net increase (decrease) in net assets resulting from operations	113,582,413	86,363,730
Distributions to shareholders	(10,921,841)	(10,671,765)

Share transactions
Proceeds from sales of shares	207,381,737	87,294,885
Reinvestment of distributions	9,771,506	9,588,850
Cost of shares redeemed	(135,186,892)	(94,321,102)

Net increase (decrease) in net assets resulting from share transactions	81,966,351	2,562,633
Total increase (decrease) in net assets	184,626,923	78,254,598

Net Assets
Beginning of period	441,951,608	363,697,010
End of period	$626,578,531	$441,951,608

Other Information
Shares
Sold	15,365,166	7,162,741
Issued in reinvestment of distributions	782,694	839,654
Redeemed	(10,224,161)	(7,673,988)
Net increase (decrease)	5,923,699	328,407

Financial Highlights
Fidelity® International Sustainability Index Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.71	$10.56	$9.59	$13.60	$10.81
Income from Investment Operations
Net investment income (loss) A,B	.35	.31	.31	.29	.30
Net realized and unrealized gain (loss)	2.62	2.15	.90	(4.04)	2.63
Total from investment operations	2.97	2.46	1.21	(3.75)	2.93
Distributions from net investment income	(.28)	(.31)	(.24)	(.26)	(.14)
Total distributions	(.28)	(.31)	(.24)	(.26)	(.14)
Net asset value, end of period	$15.40	$12.71	$10.56	$9.59	$13.60
Total Return C	23.91%	23.62%	12.68%	(28.11)%	27.27%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions, if any	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.60%	2.57%	2.77%	2.52%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$626,579	$441,952	$363,697	$334,086	$404,608
Portfolio turnover rate F	14%	14%	22%	23%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity International Sustainability Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Fund did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$172,698,224
Gross unrealized depreciation	(31,262,993)
Net unrealized appreciation (depreciation)	$141,435,231
Tax Cost	$481,429,372

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$16,444,908
Capital loss carryforward	$(41,810,406)
Net unrealized appreciation (depreciation) on securities and other investments	$141,499,476

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(11,994,554)
Long-term	(29,815,852)
Total capital loss carryforward	$(41,810,406)

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$10,921,841	$10,671,765

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Sustainability Index Fund	144,644,833	68,883,335
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity International Sustainability Index Fund	Borrower	3,443,143	4.59%	3,070

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $170.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity International Sustainability Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity International Sustainability Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 10, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $259,583 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 84.88%, and 61.66% of the dividends distributed in December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.2976 and $0.0286 for the dividend paid December 16, 2024.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity International Sustainability Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. The Board noted that the fund has a unitary fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The total expense ratio for the fund was below the competitive medians.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode other than the fund, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9883818.108
ISY-ANN-1225
Fidelity® Emerging Markets Index Fund
Fidelity® Global ex U.S. Index Fund

Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Emerging Markets Index Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.5%
	Shares	Value ($)
BRAZIL - 4.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	930,700	5,542,734
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	967,300	4,367,274
TOTAL COMMUNICATION SERVICES		9,910,008

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Ultrapar Participacoes SA	827,400	3,292,714
Vibra Energia SA	1,149,291	5,084,271
		8,376,985
Consumer Staples - 0.2%
Beverages - 0.2%
Ambev SA	5,396,800	12,749,808
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	1,470,436	5,466,356
Food Products - 0.0%
MBRF Global Foods Company SA	618,499	2,054,401
TOTAL CONSUMER STAPLES		20,270,565

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Petroleo Brasileiro SA - Petrobras	5,284,600	29,222,735
Petroleo Brasileiro SA - Petrobras	4,245,797	24,867,343
PRIO SA/Brazil (b)	972,000	6,509,569
		60,599,647
Financials - 1.7%
Banks - 1.3%
Banco Bradesco SA	6,060,704	20,457,882
Banco Bradesco SA	1,826,680	5,252,603
Banco do Brasil SA	1,961,900	7,986,247
Itau Unibanco Holding SA	6,083,354	44,596,601
Itausa SA	6,588,118	14,266,225
NU Holdings Ltd/Cayman Islands Class A (b)	3,870,219	62,349,228
		154,908,786
Capital Markets - 0.3%
B3 SA - Brasil Bolsa Balcao	6,010,242	14,143,192
Banco BTG Pactual SA unit	1,345,800	12,212,373
XP Inc Class A	409,334	7,458,065
		33,813,630
Insurance - 0.1%
BB Seguridade Participacoes SA	798,900	4,878,087
Caixa Seguridade Participacoes S/A	684,800	1,905,493
Porto Seguro SA	221,500	1,978,285
		8,761,865
TOTAL FINANCIALS		197,484,281

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (c)(d)	914,320	7,365,613
Industrials - 0.4%
Aerospace & Defense - 0.1%
Embraer SA	802,800	12,980,710
Electrical Equipment - 0.2%
WEG SA	1,916,064	14,993,875
Ground Transportation - 0.1%
Localiza Rent a Car SA	1,050,179	7,698,782
Rumo SA	1,481,900	4,385,142
		12,083,924
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	1,152,300	3,401,244
TOTAL INDUSTRIALS		43,459,753

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	615,100	5,072,906
Materials - 0.6%
Containers & Packaging - 0.0%
Klabin SA unit	929,990	3,118,434
Metals & Mining - 0.5%
Gerdau SA	1,494,570	5,261,602
Vale SA	4,144,007	50,267,735
		55,529,337
Paper & Forest Products - 0.1%
Suzano SA	793,417	7,210,133
TOTAL MATERIALS		65,857,904

Utilities - 0.5%
Electric Utilities - 0.4%
Centrais Eletricas Brasileiras SA	1,385,065	14,345,082
Centrais Eletricas Brasileiras SA Series B	270,406	2,985,049
Cia Energetica de Minas Gerais	1,956,974	4,124,961
Cia Paranaense de Energia - Copel Series B	1,246,200	3,224,399
CPFL Energia SA	263,100	2,034,398
Energisa S/A unit	318,000	3,063,586
Equatorial Energia SA	1,360,303	9,266,834
		39,044,309
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (b)	881,900	3,001,439
Engie Brasil Energia SA	232,750	1,730,499
		4,731,938
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	546,000	13,379,154
TOTAL UTILITIES		57,155,401

TOTAL BRAZIL		475,553,063
CHILE - 0.5%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Falabella SA	715,712	4,491,472
Specialty Retail - 0.0%
Empresas Copec SA	445,002	3,181,654
TOTAL CONSUMER DISCRETIONARY		7,673,126

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	1,458,082	4,521,747
Financials - 0.2%
Banks - 0.2%
Banco de Chile	51,880,824	9,104,671
Banco de Credito e Inversiones SA	99,793	5,129,670
Banco Santander Chile	75,283,713	5,444,900
		19,679,241
Industrials - 0.1%
Passenger Airlines - 0.1%
Latam Airlines Group SA	360,399,950	8,213,242
Materials - 0.1%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA Class B (b)	162,976	7,853,384
Paper & Forest Products - 0.0%
Empresas Cmpc SA	1,283,211	1,851,538
TOTAL MATERIALS		9,704,922

Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	22,735,923	2,146,833
Enel Chile SA	31,576,287	2,412,066
		4,558,899
TOTAL CHILE		54,351,177
CHINA - 28.1%
Communication Services - 6.6%
Diversified Telecommunication Services - 0.1%
China Tower Corp Ltd H Shares (c)(d)	5,059,300	7,311,701
Entertainment - 0.7%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	151,000	440,648
Beijing Enlight Media Co Ltd A Shares (China)	201,000	475,855
China Ruyi Holdings Ltd (b)(e)	9,948,000	3,546,205
Giant Network Group Co Ltd A Shares (China)	132,300	652,262
Kingsoft Corp Ltd	1,118,400	4,873,403
Mango Excellent Media Co Ltd A Shares (China)	128,107	528,814
NetEase Cloud Music Inc (b)(c)(d)	99,300	3,077,188
Netease Inc	1,987,150	55,760,891
Tencent Music Entertainment Group Class A ADR	654,089	14,599,266
		83,954,532
Interactive Media & Services - 5.8%
Autohome Inc Class A ADR	74,339	1,873,343
Baidu Inc A Shares (b)	2,540,152	38,448,347
Bilibili Inc Z Shares (b)	264,952	8,002,345
Kuaishou Technology B Shares (c)(d)	3,063,700	28,525,483
Kunlun Tech Co Ltd A Shares (China) (b)	85,900	556,019
Meitu Inc (c)(d)	3,908,500	4,335,764
Tencent Holdings Ltd	7,322,200	594,765,924
		676,507,225
Media - 0.0%
China Literature Ltd (b)(c)(d)(e)	466,000	2,505,547
Focus Media Information Technology Co Ltd A Shares (China)	988,820	1,076,707
Jiangsu Phoenix Publishing & Media Corp Ltd A Shares (China)	175,500	248,305
		3,830,559
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	2,143,000	1,631,925
TOTAL COMMUNICATION SERVICES		773,235,942

Consumer Discretionary - 8.4%
Automobile Components - 0.0%
Bethel Automotive Safety Systems Co Ltd A Shares (China)	41,460	292,015
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	19,500	355,073
Fuyao Glass Industry Group Co Ltd A Shares (China)	138,800	1,316,352
Fuyao Glass Industry Group Co Ltd H Shares (c)(d)	690,400	6,161,629
Huayu Automotive Systems Co Ltd A Shares (China)	216,900	622,292
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	37,900	630,903
Ningbo Tuopu Group Co Ltd A Shares (China)	118,850	1,232,016
Sailun Group Co Ltd A Shares (China)	225,000	485,254
Zhejiang Wanfeng Auto Wheel Co Ltd A Shares (China)	145,100	346,777
		11,442,311
Automobiles - 1.2%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China) (b)	149,600	1,070,493
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (b)	381,600	447,686
BYD Co Ltd A Shares (China)	373,800	5,293,408
BYD Co Ltd H Shares	4,202,000	54,400,423
Chongqing Changan Automobile Co Ltd A Shares (China)	566,576	986,298
Geely Automobile Holdings Ltd	6,905,000	16,350,451
Great Wall Motor Co Ltd A Shares (China)	177,800	569,317
Great Wall Motor Co Ltd H Shares	2,656,000	5,171,485
Guangzhou Automobile Group Company Ltd A Shares (China)	348,200	382,573
Guangzhou Automobile Group Company Ltd H Shares	184,000	77,194
Li Auto Inc A Shares (b)(e)	1,426,048	14,798,202
NIO Inc A Shares (b)	2,105,739	15,225,608
SAIC Motor Corp Ltd A Shares (China)	528,400	1,234,621
Seres Group Co Ltd A Shares (China)	111,800	2,437,722
XPeng Inc A Shares (b)	1,422,252	16,569,469
Yadea Group Holdings Ltd (c)(d)	1,421,185	2,222,159
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	573,400	4,302,040
		141,539,149
Broadline Retail - 5.0%
Alibaba Group Holding Ltd	19,600,240	417,068,591
CCOOP Group Co Ltd A Shares (China) (b)	1,235,300	465,142
JD.com Inc A Shares	2,783,407	45,954,019
MINISO Group Holding Ltd A Shares	571,164	3,053,832
PDD Holdings Inc Class A ADR (b)	810,076	109,254,950
Vipshop Holdings Ltd Class A ADR	374,083	6,542,712
		582,339,246
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	375,500	972,330
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc (b)	1,399,610	8,369,325
TAL Education Group Class A ADR (b)	475,043	5,824,027
		14,193,352
Hotels, Restaurants & Leisure - 1.4%
H World Group Ltd ADR	227,695	8,789,027
Haidilao International Holding Ltd (c)(d)(e)	1,909,000	3,144,591
Meituan B Shares (b)(c)(d)	5,680,420	74,769,977
Tongcheng Travel Holdings Ltd (c)	1,469,200	4,046,159
TravelSky Technology Ltd H Shares	1,066,000	1,404,770
Trip.com Group Ltd	708,262	49,841,408
Yum China Holdings Inc (Hong Kong)	426,887	18,381,761
		160,377,693
Household Durables - 0.2%
Beijing Roborock Technology Co Ltd A Shares (China)	17,620	404,517
Ecovacs Robotics Co Ltd A Shares (China)	39,400	494,894
Gree Electric Appliances Inc of Zhuhai A Shares (China)	191,800	1,071,185
Haier Smart Home Co Ltd A Shares (China)	428,100	1,612,578
Haier Smart Home Co Ltd H Shares	2,771,600	9,002,604
Midea Group Co Ltd A Shares (China)	240,000	2,576,221
Midea Group Co Ltd H Shares	408,600	4,416,985
Oppein Home Group Inc A Shares (China)	34,760	261,284
Sichuan Changhong Electric Co Ltd A Shares (China)	316,700	452,975
		20,293,243
Specialty Retail - 0.2%
China Tourism Group Duty Free Corp Ltd A Shares (China)	126,900	1,356,294
China Tourism Group Duty Free Corp Ltd H Shares (c)(d)(e)	8,900	76,509
Chow Tai Fook Jewellery Group Ltd (e)	2,252,000	4,410,941
HLA Group Corp Ltd A Shares (China)	329,200	286,305
Pop Mart International Group Ltd (c)(d)	613,000	17,481,491
		23,611,540
Textiles, Apparel & Luxury Goods - 0.3%
ANTA Sports Products Ltd	1,441,600	15,027,199
Bosideng International Holdings Ltd	5,280,000	3,234,366
Laopu Gold Co Ltd H Shares (e)	31,800	2,801,230
Li Ning Co Ltd	2,655,000	5,767,468
Shenzhou International Group Holdings Ltd	943,500	8,147,280
		34,977,543
TOTAL CONSUMER DISCRETIONARY		989,746,407

Consumer Staples - 0.9%
Beverages - 0.6%
Anhui Gujing Distillery Co Ltd A Shares (China)	28,400	642,425
Anhui Gujing Distillery Co Ltd B Shares	136,200	1,721,222
Beijing Yanjing Brewery Co Ltd A Shares (China)	193,100	318,786
China Resources Beer Holdings Co Ltd	1,850,878	6,335,891
Eastroc Beverage Group Co Ltd A Shares (China)	35,600	1,400,511
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	85,300	465,247
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	103,100	1,025,582
Kweichow Moutai Co Ltd A Shares (China)	86,000	17,278,903
Luzhou Laojiao Co Ltd A Shares (China)	100,800	1,905,419
Nongfu Spring Co Ltd H Shares (c)(d)	2,298,400	15,262,426
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	83,540	2,235,981
Tsingtao Brewery Co Ltd A Shares (China)	50,700	468,078
Tsingtao Brewery Co Ltd H Shares	708,000	4,783,445
Wuliangye Yibin Co Ltd A Shares (China)	265,800	4,443,693
		58,287,609
Consumer Staples Distribution & Retail - 0.1%
Alibaba Health Information Technology Ltd (b)	6,440,000	4,806,867
JD Health International Inc (b)(c)(d)	1,278,250	9,985,107
Yifeng Pharmacy Chain Co Ltd A Shares (China)	83,230	285,564
Yonghui Superstores Co Ltd A Shares (China) (b)	621,600	407,856
		15,485,394
Food Products - 0.2%
Angel Yeast Co Ltd A Shares (China)	60,000	327,254
China Feihe Ltd (c)(d)	4,139,000	2,210,506
China Mengniu Dairy Co Ltd	3,571,000	6,498,118
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	317,056	1,697,671
Guangdong Haid Group Co Ltd A Shares (China)	113,900	934,417
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	236,923	856,829
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	432,900	1,667,152
Muyuan Foods Co Ltd A Shares (China)	373,940	2,642,704
New Hope Liuhe Co Ltd A Shares (China)	309,400	422,972
Tingyi Cayman Islands Holding Corp	2,252,000	3,089,398
Want Want China Holdings Ltd	5,388,000	3,480,804
Wens Foodstuff Group Co Ltd A Shares (China)	455,380	1,161,259
Yihai Kerry Arawana Holdings Co Ltd A Shares (China)	123,400	557,237
		25,546,321
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (c)(d)(e)	427,800	2,048,009
Hengan International Group Co Ltd	714,500	2,502,872
		4,550,881
Tobacco - 0.0%
Smoore International Holdings Ltd (c)(d)(e)	2,119,000	3,569,594
TOTAL CONSUMER STAPLES		107,439,799

Energy - 0.7%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	2,066,000	2,012,679
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	70,100	492,455
		2,505,134
Oil, Gas & Consumable Fuels - 0.7%
China Coal Energy Co Ltd H Shares	2,109,000	2,971,932
China Merchants Energy Shipping Co Ltd A Shares (China)	556,900	724,547
China Petroleum & Chemical Corp A Shares (China)	2,202,400	1,692,630
China Petroleum & Chemical Corp H Shares	26,061,000	13,851,263
China Shenhua Energy Co Ltd A Shares (China)	448,100	2,676,361
China Shenhua Energy Co Ltd H Shares	3,859,000	20,093,191
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	237,700	450,526
Guanghui Energy Co Ltd A Shares (China)	449,700	332,975
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	153,600	545,350
Inner Mongolia Yitai Coal Co Ltd B Shares	1,061,204	2,070,409
PetroChina Co Ltd A Shares (China)	1,477,600	1,899,576
PetroChina Co Ltd H Shares	24,080,000	24,853,016
Shaanxi Coal Industry Co Ltd A Shares (China)	663,900	2,117,421
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	388,860	399,929
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	204,900	426,071
Yankuang Energy Group Co Ltd A Shares (China)	419,875	868,373
Yankuang Energy Group Co Ltd H Shares (e)	3,704,600	5,086,909
		81,060,479
TOTAL ENERGY		83,565,613

Financials - 4.8%
Banks - 3.1%
Agricultural Bank of China Ltd A Shares (China)	5,811,100	6,499,052
Agricultural Bank of China Ltd H Shares	31,600,000	24,074,487
Bank of Beijing Co Ltd A Shares (China)	1,448,080	1,137,321
Bank of Changsha Co Ltd A Shares (China)	275,800	370,839
Bank of Chengdu Co Ltd A Shares (China)	290,300	685,636
Bank of China Ltd A Shares (China)	2,766,100	2,180,265
Bank of China Ltd H Shares	81,054,000	45,896,057
Bank of Communications Co Ltd A Shares (China)	3,619,300	3,651,133
Bank of Communications Co Ltd H Shares	10,033,000	8,908,983
Bank of Hangzhou Co Ltd A Shares (China)	496,420	1,095,034
Bank of Jiangsu Co Ltd A Shares (China)	1,256,900	1,903,698
Bank of Nanjing Co Ltd A Shares (China)	834,600	1,326,232
Bank of Ningbo Co Ltd A Shares (China)	452,180	1,800,486
Bank of Shanghai Co Ltd A Shares (China)	973,277	1,297,721
Bank of Suzhou Co Ltd A Shares (China)	306,300	355,902
China CITIC Bank Corp Ltd A Shares (China)	811,500	882,486
China CITIC Bank Corp Ltd H Shares	9,376,000	8,940,958
China Construction Bank Corp A Shares (China)	1,416,900	1,817,559
China Construction Bank Corp H Shares	109,796,000	108,702,619
China Everbright Bank Co Ltd A Shares (China)	3,171,300	1,488,204
China Everbright Bank Co Ltd H Shares	3,626,000	1,488,561
China Merchants Bank Co Ltd A Shares (China)	1,405,200	8,072,980
China Merchants Bank Co Ltd H Shares	4,460,846	27,922,805
China Minsheng Banking Corp Ltd A Shares (China)	2,419,800	1,329,336
China Minsheng Banking Corp Ltd H Shares	7,607,040	3,896,252
China Zheshang Bank Co Ltd A Shares (China)	1,475,880	620,013
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	612,300	595,318
Chongqing Rural Commercial Bank Co Ltd H Shares	2,574,000	2,116,692
CNPC Capital Co Ltd A Shares (China)	576,900	848,645
Huaxia Bank Co Ltd A Shares (China)	908,500	869,262
Industrial & Commercial Bank of China Ltd A Shares (China)	4,256,100	4,652,325
Industrial & Commercial Bank of China Ltd H Shares	74,370,000	57,615,922
Industrial Bank Co Ltd A Shares (China)	1,449,200	4,119,105
Ping An Bank Co Ltd A Shares (China)	1,328,800	2,113,414
Postal Savings Bank of China Co Ltd A Shares (China)	2,073,200	1,674,895
Postal Savings Bank of China Co Ltd H Shares (c)(d)	10,180,000	7,179,209
Shanghai Pudong Development Bank Co Ltd A Shares (China)	2,072,700	3,346,071
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	660,500	791,590
		352,267,067
Capital Markets - 0.5%
Beijing Compass Technology Development Co Ltd A Shares (China)	41,000	831,475
BOC International China Co Ltd A Shares (China)	190,100	375,264
Caitong Securities Co Ltd A Shares (China)	319,290	385,800
Capital Securities Co Ltd A Shares (China)	124,000	362,380
Changjiang Securities Co Ltd A Shares (China)	379,300	470,035
China CITIC Financial Asset Management Co Ltd H Shares (b)(c)(d)	16,144,000	2,139,915
China Galaxy Securities Co Ltd A Shares (China)	495,100	1,222,898
China Galaxy Securities Co Ltd H Shares	4,003,000	5,759,379
China Great Wall Securities Co Ltd A Shares (China)	277,000	430,052
China International Capital Corp Ltd A Shares (China)	200,800	1,039,632
China International Capital Corp Ltd H Shares (c)(d)	1,844,800	5,018,831
China Merchants Securities Co Ltd A Shares (China)	507,500	1,235,701
CITIC Securities Co Ltd A Shares (China)	837,695	3,457,931
CITIC Securities Co Ltd H Shares	1,794,425	6,830,803
CSC Financial Co Ltd A Shares (China)	295,900	1,088,828
Dongxing Securities Co Ltd A Shares (China)	220,300	392,166
East Money Information Co Ltd A Shares (China)	1,082,017	3,876,617
Everbright Securities Co Ltd A Shares (China)	267,000	698,130
Founder Securities Co Ltd A Shares (China)	561,600	649,390
GF Securities Co Ltd A Shares (China)	375,400	1,190,432
GF Securities Co Ltd H Shares	38,600	93,239
Guolian Minsheng Securities Co Ltd A Shares (China)	238,100	368,320
Guosen Securities Co Ltd A Shares (China)	438,500	864,998
Guotai Haitong Securities Co Ltd A Shares (China)	1,011,450	2,754,081
Guotai Haitong Securities Co Ltd H Shares (c)(d)	2,134,688	4,087,762
Guoyuan Securities Co Ltd A Shares (China)	301,710	371,341
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	36,800	1,878,209
Huatai Securities Co Ltd A Shares (China)	497,700	1,518,819
Huatai Securities Co Ltd H Shares (c)(d)	1,474,200	3,707,057
Industrial Securities Co Ltd A Shares (China)	589,710	570,040
Nanjing Securities Co Ltd A Shares (China)	251,700	299,533
Orient Securities Co Ltd/China A Shares (China)	510,808	781,563
SDIC Capital Co Ltd A Shares (China)	437,900	482,358
Shenwan Hongyuan Group Co Ltd A Shares (China)	1,540,900	1,184,242
Sinolink Securities Co Ltd A Shares (China)	254,100	352,728
SooChow Securities Co Ltd A Shares (China)	339,845	458,385
Southwest Securities Co Ltd A Shares (China)	451,700	300,820
Tianfeng Securities Co Ltd A Shares (China) (b)	693,600	510,645
Western Securities Co Ltd A Shares (China)	305,400	368,588
Zheshang Securities Co Ltd A Shares (China)	310,800	507,418
Zhongtai Securities Co Ltd A Shares (China)	475,500	466,321
		59,382,126
Consumer Finance - 0.0%
Qfin Holdings Inc Class A ADR	115,091	2,779,448
Financial Services - 0.0%
Far East Horizon Ltd	2,445,000	2,196,253
Insurance - 1.2%
China Life Insurance Co Ltd A Shares (China)	201,100	1,242,359
China Life Insurance Co Ltd H Shares	8,472,000	26,733,428
China Pacific Insurance Group Co Ltd A Shares (China)	465,300	2,320,812
China Pacific Insurance Group Co Ltd H Shares	3,013,000	12,214,001
China Taiping Insurance Holdings Co Ltd	1,640,577	3,732,735
New China Life Insurance Co Ltd A Shares (China)	153,000	1,457,685
New China Life Insurance Co Ltd H Shares	1,048,300	6,623,924
People's Insurance Co Group of China Ltd/The A Shares (China)	666,600	790,472
People's Insurance Co Group of China Ltd/The H Shares	9,934,000	8,923,348
PICC Property & Casualty Co Ltd H Shares	7,873,840	18,604,050
Ping An Insurance Group Co of China Ltd A Shares (China)	732,494	5,951,629
Ping An Insurance Group Co of China Ltd H Shares	7,654,500	55,298,646
		143,893,089
TOTAL FINANCIALS		560,517,983

Health Care - 1.1%
Biotechnology - 0.4%
3SBio Inc (c)(d)	2,054,000	8,141,406
Akeso Inc (b)(c)(d)	717,000	10,463,584
Beijing Tiantan Biological Products Corp Ltd A Shares (China)	135,160	349,987
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China) (b)	72,107	571,089
Chongqing Zhifei Biological Products Co Ltd A Shares (China)	163,750	473,714
Hualan Biological Engineering Inc A Shares (China)	125,560	284,377
Imeik Technology Development Co Ltd A Shares (China)	20,700	465,600
Innovent Biologics Inc (b)(c)(d)	1,658,000	18,563,165
Shanghai RAAS Blood Products Co Ltd A Shares (China)	457,600	433,336
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (b)(e)	55,700	3,211,304
		42,957,562
Health Care Equipment & Supplies - 0.1%
APT Medical Inc A Shares (China)	9,463	366,958
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	69,000	349,295
Shandong Weigao Group Medical Polymer Co Ltd H Shares	2,839,200	1,984,011
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	56,334	1,107,462
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	83,000	2,507,703
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	53,700	460,238
		6,775,667
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	638,471	1,098,894
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	97,900	362,582
Huadong Medicine Co Ltd A Shares (China)	120,180	702,094
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	179,800	453,201
Shanghai Pharmaceuticals Holding Co Ltd H Shares	25,100	37,825
Sinopharm Group Co Ltd H Shares	1,531,600	3,817,889
		6,472,485
Life Sciences Tools & Services - 0.3%
Genscript Biotech Corp (b)(e)	1,368,000	2,834,394
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	22,400	188,455
Hangzhou Tigermed Consulting Co Ltd H Shares (c)(d)	3,800	22,759
Pharmaron Beijing Co Ltd A Shares (China)	92,325	434,683
Pharmaron Beijing Co Ltd H Shares (c)(d)	13,075	43,782
Wuxi Apptec Co Ltd A Shares (China)	172,344	2,406,917
Wuxi Apptec Co Ltd H Shares (c)(d)(e)	392,222	5,481,634
Wuxi Biologics Cayman Inc (b)(c)(d)	3,947,000	18,387,553
WuXi XDC Cayman Inc (b)	343,500	3,319,823
		33,120,000
Pharmaceuticals - 0.3%
Beijing Tong Ren Tang Co Ltd A Shares (China)	94,300	449,016
Changchun High-Tech Industry Group Co Ltd A Shares (China)	27,900	440,056
China Resources Pharmaceutical Group Ltd (c)(d)	2,150,000	1,377,895
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	114,394	463,369
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	96,160	478,274
CSPC Pharmaceutical Group Ltd	9,201,840	9,059,085
Dong-E-E-Jiao Co Ltd A Shares (China)	44,100	294,251
Haisco Pharmaceutical Group Co Ltd A Shares (China)	63,900	508,604
Hansoh Pharmaceutical Group Co Ltd (c)(d)	1,358,000	6,228,532
Humanwell Healthcare Group Co Ltd A Shares (China)	111,600	331,473
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	436,675	3,935,805
Kangmei Pharmaceutical Co Ltd rights (b)(f)	9,213	0
Shanghai Allist Pharmaceuticals Co Ltd A Shares (China)	30,803	465,460
Shanghai Fosun Pharmaceutical Group Co Ltd A Shares (China)	128,600	527,597
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares (e)	26,000	79,701
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	76,300	639,032
Sichuan Biokin Pharmaceutical Co Ltd A Shares (China) (b)	13,674	716,572
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	109,400	537,977
Sino Biopharmaceutical Ltd	11,776,000	10,714,341
Yunnan Baiyao Group Co Ltd A Shares (China)	122,600	975,991
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	41,400	1,036,134
		39,259,165
TOTAL HEALTH CARE		128,584,879

Industrials - 1.3%
Aerospace & Defense - 0.0%
AECC Aviation Power Co Ltd A Shares (China)	182,400	1,001,516
AviChina Industry & Technology Co Ltd H Shares (e)	3,189,000	1,625,167
AVICOPTER PLC A Shares (China)	56,700	287,109
Kuang-Chi Technologies Co Ltd A Shares (China) (b)	147,500	944,179
		3,857,971
Air Freight & Logistics - 0.1%
JD Logistics Inc (b)(c)(d)	2,275,800	3,707,798
SF Holding Co Ltd A Shares (China)	330,200	1,871,044
YTO Express Group Co Ltd A Shares (China)	235,200	565,743
ZTO Express Cayman Inc A Shares	477,999	8,818,509
		14,963,094
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	115,200	384,734
Commercial Services & Supplies - 0.0%
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	117,690	357,828
Construction & Engineering - 0.1%
China Communications Services Corp Ltd H Shares	2,728,000	1,635,982
China Energy Engineering Corp Ltd A Shares (China)	2,219,900	751,673
China National Chemical Engineering Co Ltd A Shares (China)	418,000	453,978
China Railway Group Ltd A Shares (China)	1,384,700	1,093,379
China Railway Group Ltd H Shares	4,837,000	2,452,565
China State Construction Engineering Corp Ltd A Shares (China)	2,828,280	2,157,749
China State Construction International Holdings Ltd	1,507,000	1,714,406
Metallurgical Corp of China Ltd A Shares (China)	1,222,100	599,254
Power Construction Corp of China Ltd A Shares (China)	1,179,400	934,585
Sichuan Road and Bridge Group Co Ltd A Shares (China)	496,700	661,578
		12,455,149
Electrical Equipment - 0.4%
China XD Electric Co Ltd A Shares (China)	350,600	392,598
CNGR Advanced Material Co Ltd A Shares (China)	63,920	413,476
Contemporary Amperex Technology Co Ltd A Shares (China)	300,080	16,391,112
Contemporary Amperex Technology Co Ltd H Shares (e)	81,100	5,828,976
Dongfang Electric Corp Ltd A Shares (China)	208,800	612,254
Eve Energy Co Ltd A Shares (China)	139,955	1,635,633
GEM Co Ltd A Shares (China)	348,800	417,537
Goldwind Science & Technology Co Ltd A Shares (China)	235,700	519,922
Goneo Group Co Ltd A Shares (China)	61,935	380,012
Gotion High-Tech Co Ltd A Shares (China)	123,400	789,043
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	233,100	555,125
NARI Technology Co Ltd A Shares (China)	549,894	1,872,022
Ningbo Deye Technology Co Ltd A Shares (China)	61,791	646,612
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	47,000	414,108
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	96,500	303,841
Shanghai Electric Group Co Ltd A Shares (China) (b)	866,400	1,133,305
Sungrow Power Supply Co Ltd A Shares (China)	141,940	3,785,120
Sunwoda Electronic Co Ltd A Shares (China)	126,100	635,160
TBEA Co Ltd A Shares (China)	345,570	950,665
Zhejiang Chint Electrics Co Ltd A Shares (China)	146,800	591,746
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	116,450	1,060,377
		39,328,644
Ground Transportation - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	3,350,000	2,442,816
Daqin Railway Co Ltd A Shares (China)	1,379,600	1,110,674
		3,553,490
Industrial Conglomerates - 0.1%
CITIC Ltd	4,646,000	7,186,740
Fosun International Ltd	2,794,500	1,772,961
		8,959,701
Machinery - 0.3%
Airtac International Group	159,551	4,722,560
China CSSC Holdings Ltd A Shares (China)	515,100	2,598,152
CRRC Corp Ltd A Shares (China)	1,659,700	1,788,560
CRRC Corp Ltd H Shares	4,995,000	3,786,161
Haitian International Holdings Ltd	728,000	1,989,913
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	91,776	1,238,913
Sany Heavy Industry Co Ltd A Shares (China)	579,900	1,803,887
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	54,700	514,460
Shenzhen Inovance Technology Co Ltd A Shares (China)	92,150	997,060
Sinotruk Hong Kong Ltd	787,500	2,630,895
Weichai Power Co Ltd A Shares (China)	475,200	998,819
Weichai Power Co Ltd H Shares	2,205,200	4,554,820
XCMG Construction Machinery Co Ltd A Shares (China)	805,700	1,204,463
Yutong Bus Co Ltd A Shares (China)	151,400	687,718
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	127,600	895,140
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	61,035	447,639
Zhuzhou CRRC Times Electric Co Ltd H Shares	499,800	2,548,350
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	296,800	340,694
Zoomlion Heavy Industry Science and Technology Co Ltd H Shares	237,400	229,134
		33,977,338
Marine Transportation - 0.1%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	852,910	1,798,716
COSCO SHIPPING Holdings Co Ltd H Shares (e)	2,971,050	5,157,867
		6,956,583
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (b)	762,100	841,614
Air China Ltd H Shares (b)	208,000	152,844
China Eastern Airlines Corp Ltd A Shares (China) (b)	1,169,200	788,513
China Southern Airlines Co Ltd A Shares (China) (b)	622,200	583,088
China Southern Airlines Co Ltd H Shares (b)(e)	270,000	162,614
Hainan Airlines Holding Co Ltd A Shares (China) (b)	2,929,300	728,477
Spring Airlines Co Ltd A Shares (China)	66,800	502,872
		3,760,022
Professional Services - 0.1%
Kanzhun Ltd ADR	421,348	9,337,072
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (c)(d)	237,500	2,081,417
Xiamen C & D Inc A Shares (China)	203,500	291,351
		2,372,768
Transportation Infrastructure - 0.1%
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	389,000	560,758
China Merchants Port Holdings Co Ltd	1,437,283	2,781,881
Jiangsu Expressway Co Ltd H Shares	1,394,000	1,697,079
Shanghai International Airport Co Ltd A Shares (China)	86,900	394,245
Zhejiang Expressway Co Ltd H Shares	1,807,920	1,763,586
		7,197,549
TOTAL INDUSTRIALS		147,461,943

Information Technology - 2.3%
Communications Equipment - 0.1%
BYD Electronic International Co Ltd	900,000	4,232,133
Guangzhou Haige Communications Group Inc Co A Shares (China)	169,800	279,366
Hengtong Optic-electric Co Ltd A Shares (China)	168,900	530,616
Suzhou TFC Optical Communication Co Ltd A Shares (China)	53,212	1,181,334
Yealink Network Technology Corp Ltd A Shares (China)	86,330	436,659
Zhongji Innolight Co Ltd A Shares (China)	76,080	5,056,144
ZTE Corp A Shares (China)	274,600	1,676,752
ZTE Corp H Shares (e)	863,880	3,657,612
		17,050,616
Electronic Equipment, Instruments & Components - 0.4%
Aac Technologies Holdings Inc	889,000	4,576,253
Accelink Technologies Co Ltd A Shares (China)	55,200	488,450
Avary Holding Shenzhen Co Ltd A Shares (China)	158,700	1,171,732
BOE Technology Group Co Ltd A Shares (China)	2,529,900	1,443,139
Chaozhou Three-Circle Group Co Ltd A Shares (China)	131,100	915,272
China Railway Signal & Communication Corp Ltd A Shares (China)	493,575	368,236
Eoptolink Technology Inc Ltd A Shares (China)	68,000	3,289,555
Everdisplay Optronics Shanghai Co Ltd A Shares (China) (b)	945,402	361,296
Foxconn Industrial Internet Co Ltd A Shares (China)	906,496	9,170,162
GoerTek Inc A Shares (China)	238,900	1,102,631
Huagong Tech Co Ltd A Shares (China)	68,800	771,576
Lens Technology Co Ltd A Shares (China)	341,000	1,410,013
Lingyi iTech Guangdong Co A Shares (China)	479,600	1,053,214
Luxshare Precision Industry Co Ltd A Shares (China)	496,428	4,394,156
Maxscend Microelectronics Co Ltd A Shares (China)	36,576	383,829
Ofilm Group Co Ltd A Shares (China) (b)	229,600	397,753
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	19,666	378,267
Shengyi Technology Co Ltd A Shares (China)	166,300	1,502,387
Shennan Circuits Co Ltd A Shares (China)	45,632	1,375,102
Shenzhen Kinwong Electronic Co Ltd A Shares (China)	64,200	654,863
Sunny Optical Technology Group Co Ltd	812,100	7,859,150
SUPCON Technology Co Ltd A Shares (China)	54,358	399,586
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	125,400	1,206,887
TCL Technology Group Corp A Shares (China)	1,422,890	861,643
Unisplendour Corp Ltd A Shares (China)	195,603	744,223
Victory Giant Technology Huizhou Co Ltd A Shares (China)	59,100	2,441,257
Wingtech Technology Co Ltd A Shares (China) (b)	85,000	537,415
Wuhan Guide Infrared Co Ltd A Shares (China) (b)	292,369	570,164
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	131,690	1,312,940
Zhejiang Dahua Technology Co Ltd A Shares (China)	226,400	650,502
		51,791,653
IT Services - 0.0%
GDS Holdings Ltd A Shares (b)	1,192,300	5,312,239
Isoftstone Information Technology Group Co Ltd A Shares (China)	65,200	487,438
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	93,200	661,674
		6,461,351
Semiconductors & Semiconductor Equipment - 0.5%
ACM Research Shanghai Inc A Shares (China)	20,254	505,084
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	42,865	1,682,464
Amlogic Shanghai Co Ltd A Shares (China) (b)	28,766	347,581
Bestechnic Shanghai Co Ltd A Shares (China)	11,492	397,200
Cambricon Technologies Corp Ltd A Shares (China) (b)	28,520	5,509,737
China Resources Microelectronics Ltd A Shares (China)	91,035	648,989
CSI Solar Co Ltd A Shares (China)	251,970	548,731
Flat Glass Group Co Ltd A Shares (China)	130,000	338,086
GalaxyCore Inc A Shares (China)	148,343	332,642
GCL Technology Holdings Ltd (b)(e)	26,000,000	4,550,514
Gigadevice Semiconductor Inc A Shares (China)	45,484	1,405,918
Hangzhou First Applied Material Co Ltd A Shares (China)	178,457	393,651
Hangzhou Silan Microelectronics Co Ltd A Shares (China)	114,200	511,360
Hua Hong Semiconductor Ltd (b)(c)(d)(e)	828,000	8,497,854
Hwatsing Technology Co Ltd A Shares (China)	24,102	465,081
Hygon Information Technology Co Ltd A Shares (China)	159,146	5,127,849
Ingenic Semiconductor Co Ltd A Shares (China)	33,000	402,497
JA Solar Technology Co Ltd A Shares (China) (b)	226,272	447,623
JCET Group Co Ltd A Shares (China)	122,500	688,798
Jinko Solar Co Ltd A Shares (China) (b)	684,199	558,518
LONGi Green Energy Technology Co Ltd A Shares (China) (b)	518,548	1,537,998
Loongson Technology Corp Ltd (China) (b)	27,451	531,980
Montage Technology Co Ltd A Shares (China)	78,251	1,498,526
National Silicon Industry Group Co Ltd A Shares (China) (b)	187,878	603,435
NAURA Technology Group Co Ltd A Shares (China)	49,405	2,825,513
Nexchip Semiconductor Corp A Shares (China)	137,595	648,209
OmniVision Integrated Circuits Group Inc A Shares (China)	83,335	1,530,435
Piotech Inc A Shares (China)	19,104	818,659
Rockchip Electronics Co Ltd A Shares (China)	28,800	734,223
Sanan Optoelectronics CO Ltd A Shares (China)	341,500	665,497
SG Micro Corp A Shares (China)	42,277	437,774
Shenzhen Goodix Technology Co Ltd A Shares (China)	31,800	367,085
Silergy Corp	376,000	2,718,175
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China) (b)	276,275	367,207
Tianshui Huatian Technology Co Ltd A Shares (China)	219,100	371,252
TongFu Microelectronics Co Ltd A Shares (China)	103,800	619,090
Tongwei Co Ltd A Shares (China) (b)	308,100	1,072,684
Trina Solar Co Ltd A Shares (China) (b)	148,984	426,392
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	58,219	668,618
Verisilicon Microelectronics Shanghai Co Ltd A Shares (China) (b)	36,292	813,299
Xinjiang Daqo New Energy Co Ltd A Shares (China) (b)	122,323	514,735
Xinyi Solar Holdings Ltd (e)	5,248,756	2,418,175
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	89,600	490,966
		56,040,104
Software - 0.2%
360 Security Technology Inc A Shares (China)	478,500	804,738
Beijing Kingsoft Office Software Inc A Shares (China)	31,602	1,593,953
China National Software & Service Co Ltd A Shares (China) (b)	64,310	472,472
Empyrean Technology Co Ltd A Shares (China)	30,900	525,796
Horizon Robotics A Shares (b)(e)	5,717,400	6,474,847
Hundsun Technologies Inc A Shares (China)	129,252	571,314
Iflytek Co Ltd A Shares (China)	158,200	1,235,833
Jiangsu Hoperun Software Co Ltd A Shares (China) (b)	54,600	472,324
Kingdee International Software Group Co Ltd (b)	3,443,000	6,495,599
Shanghai Baosight Software Co Ltd A Shares (China)	149,445	482,724
Shanghai Baosight Software Co Ltd B Shares	81,900	91,892
Yonyou Network Technology CO Ltd A Shares (China) (b)	233,338	511,433
		19,732,925
Technology Hardware, Storage & Peripherals - 1.1%
Anker Innovations Technology Co Ltd A Shares (China)	36,410	598,017
China Greatwall Technology Group Co Ltd A Shares (China) (b)	220,800	524,592
GRG Banking Equipment Co Ltd A Shares (China)	169,900	306,743
Huaqin Technology Co Ltd A Shares (China)	57,900	826,678
IEIT Systems Co Ltd A Shares (China)	100,696	922,865
Lenovo Group Ltd	7,786,000	11,382,587
Ninestar Corp A Shares (China) (b)	97,300	296,518
Shenzhen Transsion Holdings Co Ltd A Shares (China)	78,060	836,819
Xiaomi Corp B Shares (b)(c)(d)	19,571,600	108,581,531
		124,276,350
TOTAL INFORMATION TECHNOLOGY		275,352,999

Materials - 1.1%
Chemicals - 0.1%
Ganfeng Lithium Group Co Ltd A Shares (China)	110,300	1,069,619
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	130,600	731,590
Hengli Petrochemical Co Ltd A Shares (China)	481,440	1,214,186
Hoshine Silicon Industry Co Ltd A Shares (China)	67,300	468,719
Huafon Chemical Co Ltd A Shares (China)	338,900	427,113
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	576,700	418,908
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (b)	451,400	586,654
LB Group Co Ltd A Shares (China)	163,373	422,584
Meihua Holdings Group Co Ltd A Shares (China)	196,100	307,758
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	501,700	1,299,821
Qinghai Salt Lake Industry Co Ltd A Shares (China) (b)	361,700	1,260,314
Rongsheng Petrochemical Co Ltd A Shares (China)	692,200	991,025
Satellite Chemical Co Ltd A Shares (China)	230,456	579,912
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	145,020	523,037
Shanghai Putailai New Energy Technology Co Ltd A Shares (China)	146,064	599,861
Tianhe Chemicals Group Ltd (b)(f)	376,000	0
Tianqi Lithium Corp A Shares (China) (b)	101,000	757,777
Wanhua Chemical Group Co Ltd A Shares (China)	214,300	1,885,747
Yunnan Yuntianhua Co Ltd A Shares (China)	125,700	507,929
Zangge Mining Co Ltd A Shares (China)	107,500	889,011
Zhejiang Juhua Co Ltd A Shares (China)	184,600	916,075
Zhejiang Longsheng Group Co Ltd A Shares (China)	224,000	331,402
Zhejiang NHU Co Ltd A Shares (China)	211,028	720,485
		16,909,527
Construction Materials - 0.1%
Anhui Conch Cement Co Ltd A Shares (China)	275,200	896,660
Anhui Conch Cement Co Ltd H Shares	1,406,000	4,186,942
China Jushi Co Ltd A Shares (China)	273,804	630,902
China National Building Material Co Ltd H Shares	4,238,000	3,005,113
		8,719,617
Metals & Mining - 0.9%
Aluminum Corp of China Ltd A Shares (China)	906,100	1,271,804
Aluminum Corp of China Ltd H Shares	4,272,000	5,431,708
Baoshan Iron & Steel Co Ltd A Shares (China)	1,499,300	1,552,511
Chifeng Jilong Gold Mining Co A Shares (China)	113,800	476,312
China Hongqiao Group Ltd	3,180,000	12,080,689
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	247,500	1,766,864
China Rare Earth Resources And Technology Co Ltd A Shares (China) (b)	72,600	537,559
Citic Pacific Special Steel Group Co Ltd A Shares (China)	230,300	472,093
CMOC Group Ltd A Shares (China)	1,205,000	2,884,930
CMOC Group Ltd H Shares	4,254,000	9,208,136
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	153,500	533,349
Huaibei Mining Holdings Co Ltd A Shares (China)	183,800	342,943
Hunan Valin Steel Co Ltd A Shares (China)	472,300	382,889
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China)	3,099,700	1,106,196
Jiangxi Copper Co Ltd A Shares (China)	154,000	889,069
Jiangxi Copper Co Ltd H Shares	1,171,000	4,891,631
Jinduicheng Molybdenum Co Ltd A Shares (China)	221,200	466,803
MMG Ltd (b)	4,848,000	4,311,108
Shandong Gold Mining Co Ltd A Shares (China)	329,484	1,668,390
Shandong Gold Mining Co Ltd H Shares (c)(d)	976,500	4,109,304
Shandong Nanshan Aluminum Co Ltd A Shares (China)	797,300	516,418
Shanjin International Gold Co Ltd A Shares (China)	189,680	578,042
Tianshan Aluminum Group Co Ltd A Shares (China)	317,800	596,986
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	874,200	649,748
Western Mining Co Ltd A Shares (China)	162,400	546,931
Western Superconducting Technologies Co Ltd A Shares (China)	44,439	488,258
Xiamen Tungsten Co Ltd A Shares (China)	108,500	544,223
Yunnan Aluminium Co Ltd A Shares (China)	236,900	765,214
Zhaojin Mining Industry Co Ltd H Shares	1,973,000	7,378,548
Zhongjin Gold Corp Ltd A Shares (China)	331,400	1,032,278
Zijin Mining Group Co Ltd A Shares (China)	1,421,900	6,093,229
Zijin Mining Group Co Ltd H Shares	6,480,000	26,885,510
		100,459,673
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	191,900	383,401
TOTAL MATERIALS		126,472,218

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
C&D International Investment Group Ltd	992,928	2,036,828
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	620,000	823,194
China Overseas Land & Investment Ltd	4,371,500	7,330,323
China Resources Land Ltd	3,662,244	13,224,619
China Resources Mixc Lifestyle Services Ltd (c)(d)	781,600	4,085,759
China Vanke Co Ltd A Shares (China) (b)	669,100	589,437
China Vanke Co Ltd H Shares (b)(e)	2,510,900	1,421,773
Hainan Airport Infrastructure Co Ltd A Shares (China)	782,600	542,083
KE Holdings Inc A Shares	2,348,754	13,321,362
Longfor Group Holdings Ltd (c)(d)	2,391,856	2,958,058
Poly Developments and Holdings Group Co Ltd A Shares (China)	819,200	843,670
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	106,000	662,742
Youngor Fashion Co Ltd A Shares (China)	319,989	337,189
		48,177,037
Utilities - 0.5%
Gas Utilities - 0.2%
Beijing Enterprises Holdings Ltd	574,500	2,521,115
China Gas Holdings Ltd	3,109,600	3,197,419
China Resources Gas Group Ltd	1,056,300	2,903,600
ENN Energy Holdings Ltd	903,800	7,868,435
ENN Natural Gas Co Ltd A Shares (China)	177,000	485,436
Kunlun Energy Co Ltd	4,448,000	4,087,062
		21,063,067
Independent Power and Renewable Electricity Producers - 0.3%
CGN Power Co Ltd A Shares (China)	1,175,800	650,891
CGN Power Co Ltd H Shares (c)(d)	11,957,000	4,739,376
China Longyuan Power Group Corp Ltd H Shares	2,839,000	2,630,547
China National Nuclear Power Co Ltd A Shares (China)	1,407,200	1,775,460
China Power International Development Ltd	4,231,563	1,824,290
China Resources Power Holdings Co Ltd	2,363,691	5,651,772
China Three Gorges Renewables Group Co Ltd A Shares (China)	1,955,100	1,167,445
China Yangtze Power Co Ltd A Shares (China)	1,675,100	6,613,414
Datang International Power Generation Co Ltd A Shares (China)	847,500	433,431
GD Power Development Co Ltd A Shares (China)	1,218,700	905,797
Hanergy Mobile Energy Holding Group Co Ltd (b)(f)	1,618,000	2
Huadian Power International Corp Ltd A Shares (China)	675,900	513,758
Huaneng Power International Inc A Shares (China)	803,100	917,358
Huaneng Power International Inc H Shares	4,578,000	3,782,327
SDIC Power Holdings Co Ltd A Shares (China)	547,800	1,104,467
Shenergy Co Ltd A Shares (China)	334,700	387,021
Sichuan Chuantou Energy Co Ltd A Shares (China)	333,400	689,528
Wintime Energy Group Co Ltd A Shares (China)	1,505,100	340,463
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	764,300	554,105
		34,681,452
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd	4,586,000	1,475,442
Guangdong Investment Ltd	3,358,000	3,193,547
		4,668,989
TOTAL UTILITIES		60,413,508

TOTAL CHINA		3,300,968,328
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Grupo Cibest SA	293,424	4,757,606
Grupo Cibest SA ADR	5,585	324,153
		5,081,759
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	505,498	3,278,478
TOTAL COLOMBIA		8,360,237
CZECH REPUBLIC - 0.1%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	86,740	4,441,673
Moneta Money Bank AS (c)(d)	291,893	2,472,252
		6,913,925
Utilities - 0.1%
Electric Utilities - 0.1%
CEZ AS	153,484	9,400,763
TOTAL CZECH REPUBLIC		16,314,688
EGYPT - 0.1%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE (b)	1,540,116	1,466,762
Financials - 0.1%
Banks - 0.1%
Commercial International Bank - Egypt (CIB)	2,627,882	5,868,232
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	822,094	1,000,817
TOTAL EGYPT		8,335,811
GREECE - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	187,927	3,532,975
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
OPAP SA	210,973	4,365,046
Specialty Retail - 0.0%
FF Group (b)(f)	1,035	0
JUMBO SA	131,839	4,185,095
		4,185,095
TOTAL CONSUMER DISCRETIONARY		8,550,141

Financials - 0.4%
Banks - 0.4%
Alpha Bank SA	2,509,327	9,834,077
Eurobank Ergasias Services and Holdings SA	2,935,059	11,040,530
National Bank of Greece SA	991,313	14,562,908
Piraeus Financial Holdings SA	1,283,434	10,018,160
		45,455,675
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	210,117	3,654,668
TOTAL GREECE		61,193,459
HONG KONG - 0.1%
Industrials - 0.1%
Air Freight & Logistics - 0.1%
J&T Global Express Ltd B Shares (b)	2,713,200	3,481,170
Marine Transportation - 0.0%
Orient Overseas International Ltd (e)	150,500	2,604,996
TOTAL HONG KONG		6,086,166
HUNGARY - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	467,785	4,115,547
Financials - 0.3%
Banks - 0.3%
OTP Bank Nyrt	255,638	24,382,865
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	159,450	4,914,653
TOTAL HUNGARY		33,413,065
INDIA - 15.0%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.1%
Indus Towers Ltd (b)	1,505,553	6,167,060
Tata Communications Ltd	130,161	2,750,002
		8,917,062
Interactive Media & Services - 0.0%
Info Edge India Ltd	406,705	6,315,118
Wireless Telecommunication Services - 0.6%
Bharti Airtel Ltd	2,928,508	67,781,442
Vodafone Idea Ltd (b)	30,912,272	3,040,209
		70,821,651
TOTAL COMMUNICATION SERVICES		86,053,831

Consumer Discretionary - 1.9%
Automobile Components - 0.2%
Balkrishna Industries Ltd	88,258	2,266,778
Bharat Forge Ltd	300,072	4,478,177
Bosch Ltd	8,415	3,530,859
MRF Ltd	2,662	4,723,764
Samvardhana Motherson International Ltd	5,420,013	6,435,140
Tube Investments of India Ltd	121,440	4,135,787
		25,570,505
Automobiles - 1.1%
Bajaj Auto Ltd	76,488	7,662,587
Eicher Motors Ltd	156,503	12,354,154
Hero MotoCorp Ltd	136,947	8,553,306
Hyundai Motor India Ltd	185,461	5,095,293
Mahindra & Mahindra Ltd	1,064,400	41,815,757
Maruti Suzuki India Ltd	143,523	26,170,938
Tata Motors Passenger Vehicles Limited	2,310,978	10,674,263
TVS Motor Co Ltd	271,090	10,715,637
		123,041,935
Broadline Retail - 0.0%
Vishal Mega Mart Ltd	2,393,923	3,902,176
Hotels, Restaurants & Leisure - 0.2%
Eternal Ltd (b)	2,753,560	9,856,855
Indian Hotels Co Ltd/The	975,004	8,148,008
Jubilant Foodworks Ltd	414,478	2,791,592
Swiggy Ltd (b)	996,150	4,600,594
		25,397,049
Household Durables - 0.1%
Dixon Technologies India Ltd (c)	41,415	7,229,021
Specialty Retail - 0.1%
FSN E-Commerce Ventures Ltd (b)	1,305,801	3,647,387
Trent Ltd	206,911	10,942,402
		14,589,789
Textiles, Apparel & Luxury Goods - 0.2%
Kalyan Jewellers India Ltd	471,203	2,705,707
Page Industries Ltd	7,004	3,250,885
Titan Co Ltd	405,296	17,107,222
		23,063,814
TOTAL CONSUMER DISCRETIONARY		222,794,289

Consumer Staples - 0.9%
Beverages - 0.1%
United Spirits Ltd	332,083	5,355,079
Varun Beverages Ltd	1,543,919	8,168,778
		13,523,857
Consumer Staples Distribution & Retail - 0.1%
Avenue Supermarts Ltd (b)(c)(d)	185,671	8,687,934
Food Products - 0.3%
Britannia Industries Ltd	123,706	8,133,950
Marico Ltd	591,679	4,798,955
Nestle India Ltd	770,250	11,034,190
Tata Consumer Products Ltd	677,613	8,893,361
		32,860,456
Personal Care Products - 0.3%
Colgate-Palmolive India Ltd	155,191	3,921,517
Dabur India Ltd	607,265	3,335,459
Godrej Consumer Products Ltd	467,013	5,885,211
Hindustan Unilever Ltd	938,511	26,067,695
		39,209,882
Tobacco - 0.1%
ITC Ltd	3,428,730	16,236,880
TOTAL CONSUMER STAPLES		110,519,009

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Bharat Petroleum Corp Ltd	1,733,249	6,966,972
Coal India Ltd	2,110,391	9,240,167
Hindustan Petroleum Corp Ltd	1,092,927	5,860,793
Indian Oil Corp Ltd	3,223,698	6,025,027
Oil & Natural Gas Corp Ltd	3,590,323	10,329,080
Oil India Ltd	557,237	2,720,426
Petronet LNG Ltd	856,401	2,713,488
Reliance Industries Ltd	6,949,831	116,377,275
		160,233,228
Financials - 4.5%
Banks - 3.1%
AU Small Finance Bank Ltd (c)(d)	416,780	4,121,786
Axis Bank Ltd	2,619,329	36,378,176
Bank of Baroda	1,180,618	3,702,856
Canara Bank	2,070,987	3,196,130
HDFC Bank Ltd/Gandhinagar	12,951,668	144,056,575
ICICI Bank Ltd	6,026,927	91,330,258
IDFC First Bank Ltd	4,102,324	3,779,046
IndusInd Bank Ltd/Gift City (b)	657,943	5,891,208
Kotak Mahindra Bank Ltd	1,248,070	29,557,740
Punjab National Bank	2,623,927	3,632,675
State Bank of India	2,037,255	21,505,187
Union Bank of India Ltd	1,742,692	2,918,786
Yes Bank Ltd (b)	16,110,236	4,127,153
		354,197,576
Capital Markets - 0.1%
BSE Ltd	227,124	6,343,045
HDFC Asset Management Co Ltd (c)(d)	109,866	6,657,683
		13,000,728
Consumer Finance - 0.7%
Bajaj Finance Ltd	3,191,482	37,493,127
Cholamandalam Investment and Finance Co Ltd	479,994	9,175,394
Muthoot Finance Ltd	137,458	4,922,410
SBI Cards & Payment Services Ltd	325,824	3,225,204
Shriram Finance Ltd	1,609,849	13,582,109
Sundaram Finance Ltd	76,080	3,937,921
		72,336,165
Financial Services - 0.3%
Bajaj Finserv Ltd	437,664	10,296,555
Bajaj Holdings & Investment Ltd	30,488	4,225,695
Jio Financial Services Ltd	3,262,889	11,277,580
Power Finance Corp Ltd	1,694,796	7,699,279
REC Ltd	1,502,618	6,345,478
		39,844,587
Insurance - 0.3%
HDFC Life Insurance Co Ltd (c)(d)	1,106,585	9,123,576
ICICI Lombard General Insurance Co Ltd (c)(d)	277,772	6,238,878
ICICI Prudential Life Insurance Co Ltd (c)(d)	412,643	2,748,087
PB Fintech Ltd (b)	393,097	7,906,668
SBI Life Insurance Co Ltd (c)(d)	514,784	11,341,892
		37,359,101
TOTAL FINANCIALS		516,738,157

Health Care - 0.8%
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd	114,868	9,939,741
Max Healthcare Institute Ltd	887,617	11,477,573
		21,417,314
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	136,346	10,349,793
Pharmaceuticals - 0.6%
Alkem Laboratories Ltd	47,751	2,962,213
Aurobindo Pharma Ltd	298,244	3,826,622
Cipla Ltd/India	645,273	10,913,630
Dr Reddy's Laboratories Ltd	666,671	8,970,866
Lupin Ltd	260,598	5,764,481
Mankind Pharma Ltd	141,304	3,795,063
Sun Pharmaceutical Industries Ltd	1,095,304	20,862,169
Torrent Pharmaceuticals Ltd	135,187	5,421,948
Zydus Lifesciences Ltd	287,049	3,151,185
		65,668,177
TOTAL HEALTH CARE		97,435,284

Industrials - 1.4%
Aerospace & Defense - 0.3%
Bharat Electronics Ltd	4,171,207	20,023,109
Hindustan Aeronautics Ltd (c)	228,971	12,071,633
		32,094,742
Building Products - 0.0%
Astral Ltd	137,895	2,252,707
Commercial Services & Supplies - 0.0%
Indian Railway Catering & Tourism Corp Ltd	274,045	2,218,849
Construction & Engineering - 0.4%
Larsen & Toubro Ltd	769,124	34,926,627
Rail Vikas Nigam Ltd (c)	594,883	2,203,543
Voltas Ltd	264,219	4,118,441
		41,248,611
Electrical Equipment - 0.3%
ABB India Ltd	60,470	3,556,057
Bharat Heavy Electricals Ltd	1,192,416	3,566,434
CG Power & Industrial Solutions Ltd	808,626	6,710,689
Havells India Ltd	250,528	4,216,344
Hitachi Energy India Ltd	15,262	3,056,698
Polycab India Ltd	60,120	5,217,873
Suzlon Energy Ltd (b)	10,944,233	7,311,362
		33,635,457
Ground Transportation - 0.0%
Container Corp Of India Ltd	347,776	2,136,257
Industrial Conglomerates - 0.0%
Siemens Ltd	101,594	3,543,801
Machinery - 0.2%
Ashok Leyland Ltd	3,350,766	5,342,578
Cummins India Ltd	158,175	7,740,979
Tata Motors Ltd /new (b)(f)	2,310,978	6,788,571
		19,872,128
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (c)(d)	216,146	13,697,079
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	184,407	5,154,214
Transportation Infrastructure - 0.1%
Adani Ports & Special Economic Zone Ltd	616,363	10,078,870
GMR Airports Ltd (b)	3,013,131	3,189,815
		13,268,685
TOTAL INDUSTRIALS		169,122,530

Information Technology - 1.4%
IT Services - 1.4%
HCL Technologies Ltd	1,083,871	18,822,589
Infosys Ltd	3,792,785	63,200,187
LTIMindtree Ltd (c)(d)	84,527	5,413,099
Mphasis Ltd	119,384	3,717,965
Persistent Systems Ltd	124,931	8,327,232
Tata Consultancy Services Ltd	1,032,221	35,560,545
Tech Mahindra Ltd	614,551	9,861,617
Wipro Ltd	2,990,175	8,107,311
		153,010,545
Semiconductors & Semiconductor Equipment - 0.0%
WAAREE Energies Ltd	98,361	3,797,921
Software - 0.0%
Oracle Financial Services Software Ltd	24,745	2,373,725
Tata Elxsi Ltd	39,031	2,398,407
		4,772,132
TOTAL INFORMATION TECHNOLOGY		161,580,598

Materials - 1.2%
Chemicals - 0.3%
Asian Paints Ltd	383,112	10,836,677
Coromandel International Ltd	134,607	3,221,833
PI Industries Ltd	86,584	3,489,502
Pidilite Industries Ltd	348,240	5,667,408
Solar Industries India Ltd	30,982	4,843,893
SRF Ltd	152,244	5,026,205
Supreme Industries Ltd	72,475	3,112,836
UPL Ltd	512,993	4,161,621
		40,359,975
Construction Materials - 0.3%
Ambuja Cements Ltd	700,814	4,463,924
Grasim Industries Ltd	310,331	10,109,662
Shree Cement Ltd	10,272	3,276,070
UltraTech Cement Ltd	134,443	18,094,863
		35,944,519
Metals & Mining - 0.6%
APL Apollo Tubes Ltd	205,851	4,154,589
Hindalco Industries Ltd	1,538,659	14,696,694
Jindal Stainless Ltd	376,002	3,192,618
Jindal Steel Ltd	407,389	4,896,103
JSW Steel Ltd	697,664	9,478,767
NMDC Ltd	3,510,692	2,997,525
Tata Steel Ltd	8,547,595	17,606,515
Vedanta Ltd	1,561,718	8,683,444
		65,706,255
TOTAL MATERIALS		142,010,749

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
DLF Ltd	847,591	7,221,210
Godrej Properties Ltd (b)	171,893	4,430,701
Lodha Developers Ltd (c)(d)	341,744	4,611,898
Oberoi Realty Ltd	145,264	2,910,189
Phoenix Mills Ltd/The	224,410	4,253,842
Prestige Estates Projects Ltd	196,658	3,865,366
		27,293,206
Utilities - 0.6%
Electric Utilities - 0.2%
Power Grid Corp of India Ltd	5,307,511	17,229,305
Tata Power Co Ltd/The	1,823,668	8,318,630
Torrent Power Ltd	201,310	2,985,688
		28,533,623
Gas Utilities - 0.0%
GAIL India Ltd	2,626,739	5,408,244
Independent Power and Renewable Electricity Producers - 0.4%
Adani Power Ltd (b)	3,300,990	5,870,122
JSW Energy Ltd	498,596	2,962,704
NHPC Ltd	3,439,442	3,287,357
NTPC Ltd	4,979,798	18,903,205
		31,023,388
TOTAL UTILITIES		64,965,255

TOTAL INDIA		1,758,746,136
INDONESIA - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telkom Indonesia Persero Tbk PT	56,526,200	10,934,126
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	1,019,519,508	3,678,363
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	21,325,700	2,577,550
Food Products - 0.1%
Charoen Pokphand Indonesia Tbk PT	8,420,200	2,364,542
Indofood CBP Sukses Makmur Tbk PT	2,660,900	1,392,052
Indofood Sukses Makmur Tbk PT	5,010,400	2,229,523
		5,986,117
TOTAL CONSUMER STAPLES		8,563,667

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Dian Swastatika Sentosa Tbk PT (b)	1,143,200	5,813,959
Petrindo Jaya Kreasi Tbk PT	25,660,200	3,101,443
United Tractors Tbk PT	1,702,800	2,754,379
		11,669,781
Financials - 0.6%
Banks - 0.6%
Bank Central Asia Tbk PT	63,308,000	32,413,191
Bank Mandiri Persero Tbk PT	42,604,900	12,070,551
Bank Negara Indonesia Persero Tbk PT	17,023,200	4,483,561
Bank Rakyat Indonesia Persero Tbk PT	77,830,885	18,618,724
		67,586,027
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	21,366,400	1,638,133
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	23,095,300	8,540,956
Materials - 0.1%
Chemicals - 0.1%
Barito Pacific Tbk PT (b)	26,747,330	5,548,905
Chandra Asri Pacific Tbk PT	9,872,800	4,126,035
		9,674,940
Metals & Mining - 0.0%
Amman Mineral Internasional PT (b)	16,551,300	7,066,400
TOTAL MATERIALS		16,741,340

TOTAL INDONESIA		129,352,393
KOREA (SOUTH) - 12.1%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	244,275	2,604,670
Entertainment - 0.1%
HYBE Co Ltd	26,143	6,237,328
Krafton Inc (b)	32,438	6,264,002
		12,501,330
Interactive Media & Services - 0.4%
Kakao Corp	353,111	16,083,516
NAVER Corp	162,734	30,457,262
		46,540,778
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	61,317	2,237,847
TOTAL COMMUNICATION SERVICES		63,884,625

Consumer Discretionary - 0.7%
Automobile Components - 0.2%
Hankook Tire & Technology Co Ltd	84,821	2,750,692
Hyundai Mobis Co Ltd	68,092	15,054,694
		17,805,386
Automobiles - 0.5%
Hyundai Motor Co	151,882	30,817,192
Kia Corp	272,307	22,843,716
		53,660,908
Hotels, Restaurants & Leisure - 0.0%
Hanjin Kal Corp	26,670	1,953,702
Household Durables - 0.0%
Coway Co Ltd	61,553	3,841,518
LG Electronics Inc	121,392	7,440,171
		11,281,689
TOTAL CONSUMER DISCRETIONARY		84,701,685

Consumer Staples - 0.2%
Food Products - 0.1%
Orion Corp/Republic of Korea	27,076	1,881,146
Samyang Foods Co Ltd	4,729	4,460,135
		6,341,281
Personal Care Products - 0.0%
Amorepacific Corp	33,378	2,823,419
LG H&H Co Ltd	10,453	2,080,712
		4,904,131
Tobacco - 0.1%
KT&G Corp	111,443	10,463,912
TOTAL CONSUMER STAPLES		21,709,324

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
HD Hyundai Co Ltd	49,586	7,112,163
S-Oil Corp (b)	51,408	2,582,520
SK Innovation Co Ltd	77,567	6,995,499
		16,690,182
Financials - 1.2%
Banks - 0.8%
Hana Financial Group Inc	324,943	19,438,469
Industrial Bank of Korea	318,551	4,308,237
KakaoBank Corp	190,532	3,086,084
KB Financial Group Inc	413,574	33,654,995
Shinhan Financial Group Co Ltd	498,665	25,531,877
Woori Financial Group Inc	762,757	13,555,286
		99,574,948
Capital Markets - 0.1%
Korea Investment Holdings Co Ltd	47,700	6,084,064
Mirae Asset Securities Co Ltd	260,350	4,790,734
NH Investment & Securities Co Ltd	162,669	2,316,104
		13,190,902
Financial Services - 0.1%
Meritz Financial Group Inc	92,444	7,147,099
Insurance - 0.2%
DB Insurance Co Ltd	52,514	4,658,897
Samsung Fire & Marine Insurance Co Ltd	34,131	10,543,104
Samsung Life Insurance Co Ltd	91,294	9,855,914
		25,057,915
TOTAL FINANCIALS		144,970,864

Health Care - 0.6%
Biotechnology - 0.4%
Alteogen Inc (b)	45,762	15,640,777
Celltrion Inc	184,456	22,662,409
		38,303,186
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)	134,998	4,590,419
Life Sciences Tools & Services - 0.1%
Samsung Biologics Co Ltd (b)(c)(d)(f)	20,307	17,348,031
Pharmaceuticals - 0.1%
SK Biopharmaceuticals Co Ltd (b)	35,746	2,888,672
Yuhan Corp	63,880	5,273,946
		8,162,618
TOTAL HEALTH CARE		68,404,254

Industrials - 2.4%
Aerospace & Defense - 0.3%
Hanwha Aerospace Co Ltd	37,623	25,770,620
Hanwha Systems Co Ltd	86,244	3,614,468
Korea Aerospace Industries Ltd	83,431	6,035,827
LIG Nex1 Co Ltd	15,065	5,470,478
		40,891,393
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	42,790	5,652,402
Electrical Equipment - 1.0%
Doosan Enerbility Co Ltd (b)	511,730	31,758,009
Ecopro BM Co Ltd (b)(e)	55,804	6,247,037
Ecopro Co Ltd (e)	116,207	7,154,903
HD Hyundai Electric Co Ltd	26,740	16,276,815
Hyosung Heavy Industries Corp	6,385	9,537,785
LG Energy Solution Ltd (b)(e)	53,410	17,675,531
LS Electric Co Ltd	17,120	5,210,529
POSCO Future M Co Ltd (b)(e)	39,553	5,991,369
		99,851,978
Industrial Conglomerates - 0.5%
Doosan Co Ltd	8,486	5,634,534
LG Corp	98,678	5,544,018
Samsung C&T Corp	96,985	15,335,635
SK Inc	41,367	7,192,323
SK Square Co Ltd (b)	105,881	19,261,058
		52,967,568
Machinery - 0.6%
Doosan Bobcat Inc	60,168	2,538,468
Hanwha Ocean Co Ltd (b)	139,877	13,466,462
HD Hyundai Heavy Industries Co Ltd	25,328	10,632,635
HD Korea Shipbuilding & Offshore Engineering Co Ltd	48,461	16,071,613
Hyundai Rotem Co Ltd	87,192	14,061,651
Samsung Heavy Industries Co Ltd (b)	803,419	16,610,716
		73,381,545
Marine Transportation - 0.0%
HMM Co Ltd	269,179	3,870,274
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	210,070	3,255,566
Trading Companies & Distributors - 0.0%
Posco International Corp	60,221	2,317,392
TOTAL INDUSTRIALS		282,188,118

Information Technology - 6.0%
Electronic Equipment, Instruments & Components - 0.3%
LG Display Co Ltd (b)	342,343	3,488,948
Samsung Electro-Mechanics Co Ltd	63,929	10,958,541
Samsung SDI Co Ltd	73,572	16,575,140
		31,022,629
IT Services - 0.1%
Samsung SDS Co Ltd	48,566	6,218,307
Semiconductors & Semiconductor Equipment - 2.1%
Hanmi Semiconductor Co Ltd (e)	48,949	4,921,408
SK Hynix Inc	623,121	243,709,779
		248,631,187
Technology Hardware, Storage & Peripherals - 3.5%
Samsung Electronics Co Ltd	5,404,557	406,496,983
TOTAL INFORMATION TECHNOLOGY		692,369,106

Materials - 0.3%
Chemicals - 0.1%
LG Chem Ltd	56,393	15,683,793
Metals & Mining - 0.2%
Korea Zinc Co Ltd	4,570	3,302,975
POSCO Holdings Inc	83,125	18,022,175
		21,325,150
TOTAL MATERIALS		37,008,943

Utilities - 0.1%
Electric Utilities - 0.1%
Korea Electric Power Corp	293,055	8,744,641
TOTAL KOREA (SOUTH)		1,420,671,742
KUWAIT - 0.7%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	2,223,023	3,848,167
Financials - 0.7%
Banks - 0.7%
Boubyan Bank KSCP	1,762,030	4,112,839
Gulf Bank KSCP	2,277,986	2,606,595
Kuwait Finance House KSCP	12,652,078	33,120,192
National Bank of Kuwait SAKP	9,478,682	32,445,367
Warba Bank KSCP	2,566,414	2,417,909
		74,702,902
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	759,253	2,492,478
TOTAL KUWAIT		81,043,547
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Reinet Investments SCA (South Africa)	156,524	5,005,969
MALAYSIA - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	1,314,393	2,291,086
Wireless Telecommunication Services - 0.1%
Axiata Group Berhad	3,145,541	1,885,222
CELCOMDIGI BHD	4,017,700	3,453,611
Maxis Bhd	2,683,100	2,434,522
		7,773,355
TOTAL COMMUNICATION SERVICES		10,064,441

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	3,783,950	1,445,635
Consumer Staples - 0.1%
Food Products - 0.1%
IOI Corp Bhd	2,868,600	2,753,527
Kuala Lumpur Kepong Bhd	573,116	2,805,367
Nestle Malaysia Bhd	80,300	2,166,643
QL Resources Bhd	1,874,625	1,857,616
SD Guthrie Bhd	2,367,156	2,984,380
		12,567,533
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	340,200	1,842,344
Financials - 0.5%
Banks - 0.5%
AMMB Holdings Bhd	2,836,500	3,860,566
CIMB Group Holdings Bhd	9,204,820	16,044,696
Hong Leong Bank Bhd	742,000	3,642,674
Malayan Banking Bhd	6,893,581	16,246,333
Public Bank Bhd	16,614,100	16,741,046
RHB Bank Bhd	1,990,803	3,218,180
		59,753,495
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	2,521,200	4,966,547
Industrials - 0.1%
Construction & Engineering - 0.1%
Gamuda Bhd	5,326,949	6,410,655
Industrial Conglomerates - 0.0%
Sunway Bhd	2,860,800	3,695,542
Marine Transportation - 0.0%
MISC Bhd	1,528,400	2,842,940
TOTAL INDUSTRIALS		12,949,137

Materials - 0.1%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	2,738,600	2,550,272
Metals & Mining - 0.1%
Press Metal Aluminium Holdings Bhd	4,230,200	6,393,784
TOTAL MATERIALS		8,944,056

Utilities - 0.2%
Electric Utilities - 0.2%
Tenaga Nasional Bhd	2,993,600	9,492,601
Gas Utilities - 0.0%
Petronas Gas Bhd	903,430	3,990,796
Multi-Utilities - 0.0%
YTL Corp Bhd	3,255,500	2,021,084
YTL Corp Bhd warrants 6/2/2028 (b)	708,000	198,953
YTL Power International Bhd	3,405,400	3,244,400
YTL Power International Bhd warrants 6/2/2028 (b)	527,400	207,142
		5,671,579
TOTAL UTILITIES		19,154,976

TOTAL MALAYSIA		131,688,164
MEXICO - 2.0%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV Series B	20,697,800	23,607,201
Consumer Staples - 0.6%
Beverages - 0.3%
Arca Continental SAB de CV	589,200	5,706,631
Coca-Cola Femsa SAB de CV unit	599,415	5,157,063
Fomento Economico Mexicano SAB de CV unit	1,981,100	18,688,678
		29,552,372
Consumer Staples Distribution & Retail - 0.2%
Grupo Comercial Chedraui SA de CV	383,900	2,783,603
Wal-Mart de Mexico SAB de CV Series V	5,973,200	19,747,232
		22,530,835
Food Products - 0.1%
Alfa SAB de CV Series A	4,122,979	3,109,128
Gruma SAB de CV Series B	182,605	3,098,933
Grupo Bimbo SAB de CV (e)	1,485,900	5,134,687
		11,342,748
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	1,735,600	3,359,376
TOTAL CONSUMER STAPLES		66,785,331

Financials - 0.3%
Banks - 0.3%
Grupo Financiero Banorte SAB de CV	2,889,400	27,193,347
Grupo Financiero Inbursa SAB de CV Series O	2,088,200	5,071,431
		32,264,778
Insurance - 0.0%
Qualitas Controladora SAB de CV	228,200	2,069,319
TOTAL FINANCIALS		34,334,097

Industrials - 0.2%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	643,800	4,601,219
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	326,400	4,022,177
Grupo Aeroportuario del Pacifico SAB de CV Series B	441,120	9,195,174
Grupo Aeroportuario del Sureste SAB de CV Series B	205,505	6,216,420
Promotora y Operadora de Infraestructura SAB de CV	216,910	2,809,200
		22,242,971
TOTAL INDUSTRIALS		26,844,190

Materials - 0.6%
Construction Materials - 0.1%
Cemex SAB de CV unit	17,290,118	17,570,710
Metals & Mining - 0.5%
Grupo Mexico SAB de CV Series B	3,553,607	30,722,629
Industrias Penoles SAB de CV (b)(e)	226,820	9,389,616
Southern Copper Corp	101,947	14,150,244
		54,262,489
TOTAL MATERIALS		71,833,199

Real Estate - 0.1%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV (e)	3,257,400	4,726,943
Industrial REITs - 0.1%
Prologis Property Mexico SA de CV (e)	1,191,085	4,756,390
TOTAL REAL ESTATE		9,483,333

TOTAL MEXICO		232,887,351
NETHERLANDS - 0.0%
Information Technology - 0.0%
Software - 0.0%
Nebius Group NV Class A (Russia) (b)(f)	261,431	0
PERU - 0.2%
Financials - 0.2%
Banks - 0.2%
Credicorp Ltd	77,062	20,113,182
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	188,186	4,284,995
TOTAL PERU		24,398,177
PHILIPPINES - 0.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	86,335	1,644,757
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	575,450	2,123,038
Financials - 0.1%
Banks - 0.1%
Bank of the Philippine Islands	2,411,959	4,330,142
BDO Unibank Inc	2,735,897	6,221,178
Metropolitan Bank & Trust Co	2,052,637	2,412,420
		12,963,740
Industrials - 0.2%
Industrial Conglomerates - 0.0%
Ayala Corp	284,505	2,267,917
SM Investments Corp	252,220	3,131,834
		5,399,751
Transportation Infrastructure - 0.2%
International Container Terminal Services Inc	1,152,000	10,399,680
TOTAL INDUSTRIALS		15,799,431

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	7,476,540	2,534,226
SM Prime Holdings Inc	11,530,400	4,399,304
		6,933,530
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	321,570	3,204,225
TOTAL PHILIPPINES		42,668,721
POLAND - 1.0%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	74,080	5,091,119
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (b)(c)(d)	783,983	7,323,968
Specialty Retail - 0.0%
CCC SA (b)(e)	61,533	2,515,971
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	1,271	6,170,872
TOTAL CONSUMER DISCRETIONARY		16,010,811

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Dino Polska SA (b)(c)(d)	559,492	6,676,635
Zabka Group SA (b)	342,379	1,988,635
		8,665,270
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ORLEN SA	662,486	17,949,729
Financials - 0.5%
Banks - 0.4%
Bank Millennium SA (b)	692,212	2,894,057
Bank Polska Kasa Opieki SA	209,680	10,756,533
mBank SA (b)	16,986	4,513,042
Powszechna Kasa Oszczednosci Bank Polski SA	998,586	20,469,256
Santander Bank Polska SA	46,648	6,154,050
		44,786,938
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	689,794	11,031,474
TOTAL FINANCIALS		55,818,412

Industrials - 0.0%
Construction & Engineering - 0.0%
Budimex SA (e)	14,563	2,313,202
Materials - 0.1%
Metals & Mining - 0.1%
KGHM Polska Miedz SA (b)	159,701	8,382,897
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	1,024,253	3,106,318
TOTAL POLAND		117,337,758
QATAR - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	914,146	3,401,999
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Qatar Fuel QSC	681,204	2,806,388
Qatar Gas Transport Co Ltd	3,161,663	3,845,055
		6,651,443
Financials - 0.5%
Banks - 0.5%
Al Rayan Bank	6,897,629	4,431,078
Commercial Bank of Qatar	3,694,904	4,201,292
Dukhan Bank	2,090,413	1,996,255
Qatar International Islamic Bank QSC	1,122,680	3,431,867
Qatar Islamic Bank QPSC	2,022,475	13,597,964
Qatar National Bank QPSC	5,270,439	26,764,740
		54,423,196
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Industries Qatar QSC	1,725,272	6,017,840
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	6,447,382	2,213,465
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	2,442,495	1,764,285
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	502,230	2,118,718
TOTAL QATAR		76,590,946
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	691,222	5,597,553
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (b)(c)(f)	100,000	1
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(f)	40,002	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	8,473,436	1
Gazprom PJSC ADR (b)(f)	863,533	9
LUKOIL PJSC (b)(f)	334,533	0
LUKOIL PJSC ADR (b)(f)	15,032	0
Rosneft Oil Co PJSC (b)(f)	857,494	0
Rosneft Oil Co PJSC GDR (b)(c)(f)	150,200	2
Surgutneftegas PAO (b)(f)	5,613,549	0
Surgutneftegas PAO ADR (b)(f)	73,333	0
Tatneft PJSC (b)(f)	1,103,564	0
		12
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	9,313,306	1
VTB Bank PJSC (b)(f)	476,163	0
VTB Bank PJSC GDR (b)(c)(f)	221,738	3
		4
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(f)	1,311,841	0
TOTAL FINANCIALS		4

Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(c)(f)	749	0
Metals & Mining - 0.0%
Alrosa PJSC (b)(f)	2,234,923	0
GMK Norilskiy Nickel PAO (b)(f)	4,844,200	0
GMK Norilskiy Nickel PAO ADR (United Kingdom) (b)(f)	59,247	0
Novolipetsk Steel PJSC (b)(f)	1,258,902	0
Novolipetsk Steel PJSC GDR (b)(c)(f)	3,783	0
Polyus PJSC (b)(f)	267,420	0
Polyus PJSC GDR (b)(c)(f)	5,226	0
Severstal PAO (b)(f)	155,372	0
Severstal PAO GDR (b)(c)(f)	26,165	0
United Co RUSAL International PJSC (Russia) (b)(f)	2,596,470	0
		0
TOTAL MATERIALS		0

Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (b)(f)	31,187,844	4
TOTAL RUSSIA		21
SAUDI ARABIA - 3.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Saudi Telecom Co	2,282,626	27,498,878
Media - 0.0%
Saudi Research & Media Group (b)	41,082	1,881,953
Wireless Telecommunication Services - 0.1%
Etihad Etisalat Co	430,650	7,779,788
TOTAL COMMUNICATION SERVICES		37,160,619

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (b)	660,111	3,113,715
Specialty Retail - 0.0%
Jarir Marketing Co	671,327	2,541,888
TOTAL CONSUMER DISCRETIONARY		5,655,603

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	44,521	1,377,073
Food Products - 0.1%
Almarai Co JSC	559,162	7,392,276
TOTAL CONSUMER STAPLES		8,769,349

Energy - 0.4%
Energy Equipment & Services - 0.0%
Ades Holding Co	386,500	1,741,687
Oil, Gas & Consumable Fuels - 0.4%
Saudi Arabian Oil Co (c)(d)	6,904,829	47,685,538
TOTAL ENERGY		49,427,225

Financials - 1.5%
Banks - 1.4%
Al Rajhi Bank	2,236,861	63,044,612
Alinma Bank	1,398,087	9,655,348
Arab National Bank	1,027,090	6,638,579
Bank Al-Jazira	716,598	2,413,309
Bank AlBilad	838,790	6,633,739
Banque Saudi Fransi	1,398,140	6,647,158
Riyad Bank	1,677,699	12,158,990
Saudi Awwal Bank	1,149,089	9,915,079
Saudi Investment Bank/The	699,125	2,563,253
Saudi National Bank/The	3,355,277	35,679,398
		155,349,465
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	54,767	2,906,070
Insurance - 0.1%
Al Rajhi Co for Co-operative Insurance (b)	45,637	1,434,712
Bupa Arabia for Cooperative Insurance Co	94,148	4,117,077
Co for Cooperative Insurance/The	83,881	3,046,314
		8,598,103
TOTAL FINANCIALS		166,853,638

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Dallah Healthcare Co	40,578	1,666,270
Dr Sulaiman Al Habib Medical Services Group Co	99,863	7,248,142
Mouwasat Medical Services Co	111,839	2,291,771
		11,206,183
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	41,055	1,924,503
Information Technology - 0.1%
IT Services - 0.1%
Arabian Internet & Communications Services Co	27,372	1,837,792
Elm Co	27,386	6,911,673
		8,749,465
Materials - 0.5%
Chemicals - 0.3%
SABIC Agri-Nutrients Co	266,188	8,701,877
Sahara International Petrochemical Co	409,888	2,065,670
Saudi Aramco Base Oil Co	57,759	1,485,443
Saudi Basic Industries Corp	1,027,022	16,718,581
Yanbu National Petrochemical Co	314,416	2,892,396
		31,863,967
Metals & Mining - 0.2%
Saudi Arabian Mining Co (b)	1,553,251	26,610,238
TOTAL MATERIALS		58,474,205

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (b)	604,008	2,771,772
Makkah Construction & Development Co	111,863	2,656,160
		5,427,932
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	951,145	4,065,503
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co (b)	174,940	11,274,564
TOTAL UTILITIES		15,340,067

TOTAL SAUDI ARABIA		368,988,789
SOUTH AFRICA - 2.9%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	1,988,137	19,830,341
Vodacom Group Ltd	711,575	5,747,597
		25,577,938
Consumer Discretionary - 0.6%
Broadline Retail - 0.5%
Naspers Ltd Class N	891,375	62,606,667
Specialty Retail - 0.1%
Pepkor Holdings Ltd (c)(d)	4,005,168	6,098,713
TOTAL CONSUMER DISCRETIONARY		68,705,380

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Bid Corp Ltd	384,548	9,512,836
Clicks Group Ltd	270,492	5,695,192
Shoprite Holdings Ltd	573,641	9,596,803
		24,804,831
Financials - 1.1%
Banks - 0.6%
Absa Group Ltd	969,619	10,840,718
Capitec Bank Holdings Ltd (e)	99,376	21,967,728
Nedbank Group Ltd	527,020	7,178,719
Standard Bank Group Ltd	1,502,949	22,067,236
		62,054,401
Financial Services - 0.3%
FirstRand Ltd	5,761,549	27,326,441
Remgro Ltd	573,735	5,696,812
		33,023,253
Insurance - 0.2%
Discovery Ltd	620,600	7,795,846
Old Mutual Ltd	4,839,960	3,782,636
OUTsurance Group Ltd	971,348	4,089,886
Sanlam Ltd	2,053,636	10,775,445
		26,443,813
TOTAL FINANCIALS		121,521,467

Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	368,793	4,785,641
Materials - 0.8%
Chemicals - 0.0%
Sasol Ltd (b)	660,400	4,131,845
Metals & Mining - 0.8%
Gold Fields Ltd	1,021,436	39,382,603
Harmony Gold Mining Co Ltd	651,983	10,848,070
Impala Platinum Holdings Ltd	1,032,087	11,060,863
Sibanye Stillwater Ltd (b)	3,230,357	8,572,401
Valterra Platinum Ltd	302,759	18,725,417
		88,589,354
TOTAL MATERIALS		92,721,199

TOTAL SOUTH AFRICA		338,116,456
TAIWAN - 19.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Chunghwa Telecom Co Ltd	4,338,000	18,461,808
Entertainment - 0.0%
International Games System Co Ltd	257,000	6,012,087
Wireless Telecommunication Services - 0.1%
Far EasTone Telecommunications Co Ltd	2,017,000	6,061,879
Taiwan Mobile Co Ltd	1,996,900	7,104,443
		13,166,322
TOTAL COMMUNICATION SERVICES		37,640,217

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	2,034,937	2,109,120
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	201,000	2,416,336
Specialty Retail - 0.1%
Hotai Motor Co Ltd	349,760	6,432,003
Textiles, Apparel & Luxury Goods - 0.0%
Eclat Textile Co Ltd	219,613	2,929,077
Feng TAY Enterprise Co Ltd	563,408	2,233,276
		5,162,353
TOTAL CONSUMER DISCRETIONARY		16,119,812

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	653,000	5,060,124
Food Products - 0.2%
Uni-President Enterprises Corp	5,511,983	14,094,258
TOTAL CONSUMER STAPLES		19,154,382

Financials - 1.8%
Banks - 1.1%
Chang Hwa Commercial Bank Ltd	7,385,810	4,751,415
CTBC Financial Holding Co Ltd	19,062,826	25,920,439
E.Sun Financial Holding Co Ltd	16,594,379	16,040,119
First Financial Holding Co Ltd	13,128,686	12,178,309
Hua Nan Financial Holdings Co Ltd	10,323,769	9,794,465
Mega Financial Holding Co Ltd	13,542,952	17,776,830
Shanghai Commercial & Savings Bank Ltd/The	4,438,609	5,710,862
SinoPac Financial Holdings Co Ltd	14,057,093	11,715,005
Taiwan Business Bank	8,319,454	4,149,184
Taiwan Cooperative Financial Holding Co Ltd	12,527,506	9,666,914
TS Financial Holding Co Ltd	24,120,076	14,654,800
		132,358,342
Financial Services - 0.2%
Chailease Holding Co Ltd	1,747,398	5,847,747
Yuanta Financial Holding Co Ltd	12,171,223	13,643,096
		19,490,843
Insurance - 0.5%
Cathay Financial Holding Co Ltd	10,881,410	22,626,884
Fubon Financial Holding Co Ltd	9,591,153	28,420,078
KGI Financial Holding Co Ltd	18,404,458	9,507,794
		60,554,756
TOTAL FINANCIALS		212,403,941

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	346,236	5,602,232
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (b)	1,151,000	5,628,225
TOTAL HEALTH CARE		11,230,457

Industrials - 0.3%
Electrical Equipment - 0.1%
Fortune Electric Co Ltd	180,660	4,196,891
Voltronic Power Technology Corp	80,000	3,145,103
		7,341,994
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	3,358,705	2,891,861
Marine Transportation - 0.2%
Evergreen Marine Corp Taiwan Ltd	1,235,363	7,766,676
Wan Hai Lines Ltd	800,950	2,136,525
Yang Ming Marine Transport Corp	1,993,000	3,723,358
		13,626,559
Passenger Airlines - 0.0%
China Airlines Ltd	3,332,000	2,165,183
Eva Airways Corp	3,081,000	3,623,764
		5,788,947
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	2,248,000	1,997,621
TOTAL INDUSTRIALS		31,646,982

Information Technology - 16.9%
Communications Equipment - 0.1%
Accton Technology Corp	576,000	20,211,840
Electronic Equipment, Instruments & Components - 2.3%
AUO Corp	6,889,400	2,719,677
Delta Electronics Inc	2,223,381	71,878,098
E Ink Holdings Inc	984,000	6,777,828
Elite Material Co Ltd	336,000	14,846,969
Hon Hai Precision Industry Co Ltd	14,268,869	119,378,575
Innolux Corp	8,660,157	3,742,286
Largan Precision Co Ltd	114,000	8,204,237
Lotes Co Ltd	96,000	4,304,373
Synnex Technology International Corp	1,427,500	2,634,414
Unimicron Technology Corp	1,484,000	7,883,358
Wpg Holding Co Ltd	1,820,200	3,566,121
Yageo Corp	1,892,340	15,309,398
Zhen Ding Technology Holding Ltd	764,000	4,046,137
		265,291,471
Semiconductors & Semiconductor Equipment - 13.1%
Alchip Technologies Ltd	88,000	9,992,852
ASE Technology Holding Co Ltd	3,781,927	30,221,919
eMemory Technology Inc	72,000	4,655,273
Global Unichip Corp	99,000	4,921,372
Globalwafers Co Ltd	300,000	4,951,589
Jentech Precision Industrial Co Ltd	97,000	6,712,912
MediaTek Inc	1,736,292	73,901,570
Novatek Microelectronics Corp	660,000	8,427,448
Realtek Semiconductor Corp	556,401	9,310,108
Taiwan Semiconductor Manufacturing Co Ltd	28,116,000	1,358,046,375
United Microelectronics Corp	12,897,000	19,453,988
Vanguard International Semiconductor Corp	1,279,002	4,018,438
		1,534,613,844
Technology Hardware, Storage & Peripherals - 1.4%
Acer Inc	3,296,994	3,219,009
Advantech Co Ltd	542,100	5,521,748
Asia Vital Components Co Ltd	377,000	17,454,838
Asustek Computer Inc	805,000	18,230,067
Catcher Technology Co Ltd	630,000	4,063,130
Compal Electronics Inc	4,779,000	5,131,781
Gigabyte Technology Co Ltd	612,000	5,577,555
Inventec Corp	3,070,865	4,579,658
King Slide Works Co Ltd	65,000	8,679,901
Lite-On Technology Corp	2,404,279	14,021,966
Micro-Star International Co Ltd	820,000	2,917,344
Pegatron Corp	2,280,000	5,496,653
Quanta Computer Inc	3,086,000	30,130,060
Wistron Corp	3,409,000	16,669,520
Wiwynn Corp	127,756	18,118,622
		159,811,852
TOTAL INFORMATION TECHNOLOGY		1,979,929,007

Materials - 0.3%
Chemicals - 0.1%
Formosa Chemicals & Fibre Corp	4,012,760	3,807,024
Formosa Plastics Corp	4,358,520	5,395,400
Nan Ya Plastics Corp	5,882,860	7,932,247
		17,134,671
Construction Materials - 0.1%
Asia Cement Corp	2,627,153	3,098,500
TCC Group Holdings Co Ltd	7,748,730	5,563,940
		8,662,440
Metals & Mining - 0.1%
China Steel Corp	13,466,204	8,138,001
TOTAL MATERIALS		33,935,112

TOTAL TAIWAN		2,342,059,910
THAILAND - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
True Corp PCL (b)	11,039,079	3,882,922
True Corp PCL depository receipt (b)	388,600	135,488
		4,018,410
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL	1,094,100	10,194,946
Advanced Info Service PCL depository receipt	92,100	858,198
		11,053,144
TOTAL COMMUNICATION SERVICES		15,071,554

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	3,595,032	2,551,241
Minor International PCL depository receipt	276,000	195,865
		2,747,106
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
CP ALL PCL	5,666,300	8,042,265
CP ALL PCL depository receipt	472,700	670,910
CP AXTRA PCL	1,829,789	1,106,568
CP AXTRA PCL depository receipt	12,615	7,629
		9,827,372
Food Products - 0.0%
Charoen Pokphand Foods PCL	4,001,020	2,604,799
Charoen Pokphand Foods PCL depository receipt	306,900	199,802
		2,804,601
TOTAL CONSUMER STAPLES		12,631,973

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PTT Exploration & Production PCL	1,456,739	4,809,351
PTT Exploration & Production PCL depository receipt	126,300	416,973
PTT PCL	10,501,000	9,963,153
PTT PCL depository receipt	894,900	849,064
		16,038,541
Financials - 0.1%
Banks - 0.1%
Kasikornbank PCL	618,100	3,556,793
Kasikornbank PCL depository receipt	54,700	314,765
Krung Thai Bank PCL	3,692,170	3,104,339
Krung Thai Bank PCL depository receipt	289,500	243,409
SCB X PCL	879,300	3,554,098
SCB X PCL depository receipt	75,900	306,784
TMBThanachart Bank PCL	25,637,500	1,463,418
TMBThanachart Bank PCL depository receipt	2,161,500	123,381
		12,666,987
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bangkok Dusit Medical Services PCL	11,690,700	6,817,471
Bangkok Dusit Medical Services PCL depository receipt	982,000	572,657
Bumrungrad Hospital Pcl	601,400	3,191,632
Bumrungrad Hospital Pcl depository receipt	77,800	412,885
		10,994,645
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Airports of Thailand PCL	4,494,300	5,720,144
Airports of Thailand PCL depository receipt	391,500	498,284
		6,218,428
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Delta Electronics Thailand PCL	3,275,600	21,931,663
Delta Electronics Thailand PCL depository receipt	282,700	1,892,808
		23,824,471
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The	679,550	4,277,328
Siam Cement PCL/The depository receipt	209,600	1,319,297
		5,596,625
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	2,134,200	3,539,440
Central Pattana PCL depository receipt	161,900	268,501
		3,807,941
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Gulf Development PCL	4,520,560	6,172,008
Gulf Development PCL depository receipt	387,900	529,607
		6,701,615
TOTAL THAILAND		116,299,886
TURKEY - 0.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	1,381,036	3,274,107
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	800,963	1,890,321
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
BIM Birlesik Magazalar AS	513,577	6,582,442
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	1,099,531	5,166,389
Financials - 0.1%
Banks - 0.1%
Akbank TAS	3,560,563	5,147,720
Haci Omer Sabanci Holding AS	1,318,229	2,556,275
Turkiye Is Bankasi AS Class C	9,985,926	3,003,804
Yapi ve Kredi Bankasi AS (b)	3,855,913	3,080,769
		13,788,568
Industrials - 0.2%
Aerospace & Defense - 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,561,285	7,558,796
Industrial Conglomerates - 0.0%
KOC Holding AS	867,894	3,541,414
Passenger Airlines - 0.0%
Turk Hava Yollari AO	629,694	4,364,764
TOTAL INDUSTRIALS		15,464,974

Materials - 0.0%
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	3,992,727	2,609,030
TOTAL TURKEY		48,775,831
UNITED ARAB EMIRATES - 1.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Emirates Telecommunications Group Co PJSC	3,970,046	20,969,219
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	3,365,134	1,914,845
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	3,566,049	3,485,513
TOTAL CONSUMER DISCRETIONARY		5,400,358

Energy - 0.1%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	3,651,929	5,548,065
Oil, Gas & Consumable Fuels - 0.1%
Adnoc Gas PLC	7,007,230	6,658,199
TOTAL ENERGY		12,206,264

Financials - 0.6%
Banks - 0.6%
Abu Dhabi Commercial Bank PJSC	3,341,555	13,118,943
Abu Dhabi Islamic Bank PJSC	1,658,120	9,534,433
Dubai Islamic Bank PJSC	3,305,462	8,549,501
Emirates NBD Bank PJSC	2,162,595	16,544,990
First Abu Dhabi Bank PJSC	5,043,155	23,946,044
		71,693,911
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Multiply Group PJSC (b)	3,833,523	3,110,279
Transportation Infrastructure - 0.1%
Salik Co PJSC	2,139,435	3,483,255
TOTAL INDUSTRIALS		6,593,534

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aldar Properties PJSC	4,396,647	10,773,308
Emaar Development PJSC	1,141,467	4,630,572
Emaar Properties PJSC	7,565,713	29,249,820
		44,653,700
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	6,847,331	5,182,640
TOTAL UNITED ARAB EMIRATES		166,699,626
UNITED KINGDOM - 0.4%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Metlen Energy & Metals PLC (Greece)	113,873	5,775,251
Materials - 0.4%
Metals & Mining - 0.4%
Anglogold Ashanti Plc (South Africa)	574,645	39,808,357
TOTAL UNITED KINGDOM		45,583,608
UNITED STATES - 0.3%
Consumer Staples - 0.0%
Food Products - 0.0%
JBS NV Class A	418,116	5,523,312
Health Care - 0.3%
Biotechnology - 0.3%
BeOne Medicines Ltd H Shares (b)	975,630	23,328,086
Legend Biotech Corp ADR (b)	84,127	2,725,715
		26,053,801
TOTAL UNITED STATES		31,577,113
TOTAL COMMON STOCKS (Cost $8,135,653,653)		11,448,665,691

Non-Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	491,008	7,171,496
INDIA - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
TVS Motor Co Ltd 6% (f)	1,081,752	0
KOREA (SOUTH) - 0.6%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Hyundai Motor Co	25,460	3,865,511
Hyundai Motor Co Series 2	39,763	6,120,552
		9,986,063
Consumer Staples - 0.0%
Personal Care Products - 0.0%
LG H&H Co Ltd	674	55,080
Information Technology - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Samsung Electronics Co Ltd	931,260	54,992,334
TOTAL KOREA (SOUTH)		65,033,477
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(f)	5,794,540	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $49,303,403)		72,204,973

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (i) (Cost $7,577,592)	4.15	7,588,000	7,579,858

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.18	301,437,754	301,498,042
Fidelity Securities Lending Cash Central Fund (j)(g)	4.18	138,111,759	138,125,570
TOTAL MONEY MARKET FUNDS (Cost $439,623,612)			439,623,612

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $8,632,158,260)	11,968,074,134
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(222,697,148)
NET ASSETS - 100.0%	11,745,376,986

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	3,210	12/19/2025	225,919,800	8,084,248	8,084,248

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $611,202,561 or 5.2% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $585,652,199 or 5.0% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)	Investment made with cash collateral received from securities on loan.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,257,205.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	286,114,064	1,660,620,085	1,645,236,502	11,019,616	395	-	301,498,042	301,437,754	0.5%
Fidelity Securities Lending Cash Central Fund	41,979,310	543,549,224	447,402,964	1,350,995	-	-	138,125,570	138,111,759	0.5%
Total	328,093,374	2,204,169,309	2,092,639,466	12,370,611	395	-	439,623,612

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,134,902,846	404,646,800	730,256,045	1
Consumer Discretionary	1,445,619,060	737,361,962	708,257,098	-
Consumer Staples	439,975,296	439,975,296	-	-
Energy	446,155,945	446,155,933	-	12
Financials	2,510,722,518	2,122,061,123	388,661,391	4
Health Care	372,794,449	346,475,552	8,970,866	17,348,031
Industrials	801,405,821	785,798,741	8,818,509	6,788,571
Information Technology	3,146,878,552	1,558,573,365	1,588,305,187	-
Materials	726,599,216	615,855,842	110,743,374	-
Real Estate	156,631,812	143,310,450	13,321,362	-
Utilities	266,980,176	257,829,434	9,150,736	6

Non-Convertible Preferred Stocks
Consumer Discretionary	9,986,063	9,986,063	-	-
Consumer Staples	55,080	55,080	-	-
Energy	-	-	-	-
Financials	7,171,496	7,171,496	-	-
Information Technology	54,992,334	54,992,334	-	-

U.S. Treasury Obligations	7,579,858	-	7,579,858	-

Money Market Funds	439,623,612	439,623,612	-	-
Total Investments in Securities:	11,968,074,134	8,369,873,083	3,574,064,426	24,136,625
Derivative Instruments:

Assets
Futures Contracts	8,084,248	8,084,248	-	-
Total Assets	8,084,248	8,084,248	-	-
Total Derivative Instruments:	8,084,248	8,084,248	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	8,084,248	-
Total Equity Risk	8,084,248	-
Total Value of Derivatives	8,084,248	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Emerging Markets Index Fund
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $129,726,089) - See accompanying schedule:
Unaffiliated issuers (cost $8,192,534,648)	$11,528,450,522
Fidelity Central Funds (cost $439,623,612)	439,623,612

Total Investment in Securities (cost $8,632,158,260)		$11,968,074,134
Foreign currency held at value (cost $19,867,129)		19,774,914
Receivable for fund shares sold		12,714,833
Dividends receivable		7,370,870
Distributions receivable from Fidelity Central Funds		1,162,501
Other receivables		290,788
Total assets		12,009,388,040
Liabilities
Payable for fund shares redeemed	$31,555,730
Accrued management fee	720,691
Payable for daily variation margin on futures contracts	568,313
Deferred taxes	93,044,231
Collateral on securities loaned	138,122,089
Total liabilities		264,011,054
Net Assets		$11,745,376,986
Net Assets consist of:
Paid in capital		$9,480,034,052
Total accumulated earnings (loss)		2,265,342,934
Net Assets		$11,745,376,986
Net Asset Value, offering price and redemption price per share ($11,745,376,986 ÷ 843,133,157 shares)		$13.93
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$255,491,404
Interest		312,871
Income from Fidelity Central Funds (including $1,350,995 from security lending)		12,370,611
Income before foreign taxes withheld		$268,174,886
Less foreign taxes withheld		(29,796,257)
Total income		238,378,629
Expenses
Management fee	$6,937,978
Independent trustees' fees and expenses	20,107
Total expenses before reductions	6,958,085
Expense reductions	(149,288)
Total expenses after reductions		6,808,797
Net Investment income (loss)		231,569,832
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $3,157,695)	(150,570,162)
Fidelity Central Funds	395
Foreign currency transactions	(1,258,547)
Futures contracts	36,748,336
Total net realized gain (loss)		(115,079,978)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $9,149,863)	2,401,940,167
Assets and liabilities in foreign currencies	869,413
Futures contracts	6,522,437
Total change in net unrealized appreciation (depreciation)		2,409,332,017
Net gain (loss)		2,294,252,039
Net increase (decrease) in net assets resulting from operations		$2,525,821,871
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$231,569,832	$199,733,141
Net realized gain (loss)	(115,079,978)	(223,188,396)
Change in net unrealized appreciation (depreciation)	2,409,332,017	1,536,316,475
Net increase (decrease) in net assets resulting from operations	2,525,821,871	1,512,861,220
Distributions to shareholders	(211,222,350)	(186,938,129)

Share transactions
Proceeds from sales of shares	3,581,923,987	2,618,882,038
Reinvestment of distributions	164,309,387	145,618,506
Cost of shares redeemed	(2,534,354,538)	(2,182,911,933)

Net increase (decrease) in net assets resulting from share transactions	1,211,878,836	581,588,611
Total increase (decrease) in net assets	3,526,478,357	1,907,511,702

Net Assets
Beginning of period	8,218,898,629	6,311,386,927
End of period	$11,745,376,986	$8,218,898,629

Other Information
Shares
Sold	310,604,909	250,081,513
Issued in reinvestment of distributions	15,227,932	14,859,031
Redeemed	(220,938,229)	(208,876,486)
Net increase (decrease)	104,894,612	56,064,058

Financial Highlights
Fidelity® Emerging Markets Index Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.13	$9.25	$8.56	$12.64	$11.07
Income from Investment Operations
Net investment income (loss) A,B	.29	.28	.29	.32	.28
Net realized and unrealized gain (loss)	2.79	1.87	.63	(4.14)	1.48
Total from investment operations	3.08	2.15	.92	(3.82)	1.76
Distributions from net investment income	(.28)	(.27)	(.23)	(.26)	(.19)
Total distributions	(.28)	(.27)	(.23)	(.26)	(.19)
Net asset value, end of period	$13.93	$11.13	$9.25	$8.56	$12.64
Total Return C	28.43%	23.63%	10.74%	(30.81)%	15.95%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.07% F	.07% F	.08%	.08%	.07% F
Expenses net of fee waivers, if any	.07 % F	.07% F	.08%	.08%	.07% F
Expenses net of all reductions, if any	.07% F	.07% F	.07%	.07%	.07% F
Net investment income (loss)	2.49%	2.68%	2.93%	2.97%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$11,745,377	$8,218,899	$6,311,387	$5,234,644	$6,441,516
Portfolio turnover rate G	4%	5%	7%	8%	5%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Global ex U.S. Index Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
AUSTRALIA - 4.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	1,849,182	5,904,408
Interactive Media & Services - 0.1%
CAR Group Ltd	173,699	4,057,350
REA Group Ltd	24,282	3,385,513
		7,442,863
TOTAL COMMUNICATION SERVICES		13,347,271

Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	525,947	28,906,679
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	260,386	10,792,975
Lottery Corp/The	1,024,347	3,686,266
		14,479,241
TOTAL CONSUMER DISCRETIONARY		43,385,920

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	621,825	8,971,265
Woolworths Group Ltd	566,479	10,530,087
		19,501,352
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Santos Ltd	1,508,667	6,228,732
Woodside Energy Group Ltd	880,433	14,267,817
		20,496,549
Financials - 1.7%
Banks - 1.3%
ANZ Group Holdings Ltd	1,382,402	33,150,131
Commonwealth Bank of Australia	775,358	87,075,846
National Australia Bank Ltd	1,419,420	40,467,765
Westpac Banking Corp	1,585,955	40,200,124
		200,893,866
Capital Markets - 0.2%
ASX Ltd	89,277	3,297,467
Macquarie Group Ltd	167,758	23,990,033
		27,287,500
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd (b)	157,729	3,880,398
Insurance - 0.2%
Insurance Australia Group Ltd	1,100,084	5,657,510
Medibank Pvt Ltd	1,269,005	4,051,913
QBE Insurance Group Ltd	701,021	9,100,172
Suncorp Group Ltd	503,912	6,468,903
		25,278,498
TOTAL FINANCIALS		257,340,262

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Cochlear Ltd	30,367	5,705,619
Health Care Providers & Services - 0.1%
Sigma Healthcare Ltd (b)	2,141,715	4,358,118
Sonic Healthcare Ltd	215,610	2,984,173
		7,342,291
Health Care Technology - 0.0%
Pro Medicus Ltd	26,425	4,557,785
TOTAL HEALTH CARE		17,605,695

Industrials - 0.2%
Commercial Services & Supplies - 0.1%
Brambles Ltd	633,876	10,310,562
Passenger Airlines - 0.0%
Qantas Airways Ltd	342,224	2,283,955
Professional Services - 0.0%
Computershare Ltd	242,070	5,792,191
Trading Companies & Distributors - 0.0%
SGH Ltd	94,768	3,007,325
Transportation Infrastructure - 0.1%
Transurban Group unit	1,440,122	13,644,096
TOTAL INDUSTRIALS		35,038,129

Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	92,264	4,172,659
Materials - 1.2%
Metals & Mining - 1.2%
BHP Group Ltd	2,351,958	67,050,144
BlueScope Steel Ltd	204,782	3,068,345
Evolution Mining Ltd	930,723	6,613,437
Fortescue Ltd	785,521	10,942,344
Glencore PLC	4,698,986	22,510,819
Northern Star Resources Ltd	629,942	10,143,530
Rio Tinto Ltd	172,035	14,956,179
Rio Tinto PLC	522,912	37,696,741
South32 Ltd	2,096,936	4,336,648
		177,318,187
Real Estate - 0.2%
Diversified REITs - 0.0%
Stockland unit	1,114,808	4,602,632
Industrial REITs - 0.1%
Goodman Group unit	941,641	20,350,302
Retail REITs - 0.1%
Scentre Group unit	2,411,848	6,422,754
Vicinity Ltd unit	1,780,399	2,935,586
		9,358,340
TOTAL REAL ESTATE		34,311,274

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	799,247	6,406,105
Gas Utilities - 0.0%
Apa Group unit	603,604	3,625,531
TOTAL UTILITIES		10,031,636

TOTAL AUSTRALIA		632,548,934
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	67,517	3,693,502
Financials - 0.2%
Banks - 0.2%
Erste Group Bank AG	142,794	14,772,088
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	198,279	2,214,594
Mondi PLC (South Africa)	7,637	84,807
		2,299,401
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	31,486	2,429,772
TOTAL AUSTRIA		23,194,763
BELGIUM - 0.5%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	10,034	1,833,161
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	457,669	27,907,390
Food Products - 0.0%
Lotus Bakeries NV	189	1,649,131
TOTAL CONSUMER STAPLES		29,556,521

Financials - 0.1%
Banks - 0.1%
KBC Group NV	106,512	12,798,883
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	37,235	3,272,568
Sofina SA	7,649	2,101,882
		5,374,450
Insurance - 0.0%
Ageas SA/NV	69,265	4,582,718
TOTAL FINANCIALS		22,756,051

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	58,593	15,027,032
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	33,701	2,782,889
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	19,896	2,396,512
TOTAL BELGIUM		74,352,166
BRAZIL - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	378,800	2,255,923
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	395,100	1,783,841
TOTAL COMMUNICATION SERVICES		4,039,764

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Ultrapar Participacoes SA	340,800	1,356,244
Vibra Energia SA	461,851	2,043,152
		3,399,396
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	2,171,500	5,130,116
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	598,864	2,226,281
Food Products - 0.0%
MBRF Global Foods Company SA	244,800	813,125
TOTAL CONSUMER STAPLES		8,169,522

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras	2,147,600	11,875,780
Petroleo Brasileiro SA - Petrobras	1,724,109	10,097,988
PRIO SA/Brazil (c)	392,900	2,631,286
		24,605,054
Financials - 0.5%
Banks - 0.4%
Banco Bradesco SA	2,446,144	8,256,950
Banco Bradesco SA	764,715	2,198,931
Banco do Brasil SA	791,100	3,220,307
Itau Unibanco Holding SA	2,471,193	18,116,126
Itausa SA	2,688,292	5,821,356
NU Holdings Ltd/Cayman Islands Class A (c)	1,571,721	25,320,425
		62,934,095
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	2,425,698	5,708,108
Banco BTG Pactual SA unit	542,000	4,918,343
XP Inc Class A	167,835	3,057,954
		13,684,405
Insurance - 0.0%
BB Seguridade Participacoes SA	325,400	1,986,895
Caixa Seguridade Participacoes S/A	279,300	777,167
Porto Seguro SA	91,900	820,787
		3,584,849
TOTAL FINANCIALS		80,203,349

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (d)(e)	368,592	2,969,317
Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA	326,400	5,277,658
Electrical Equipment - 0.1%
WEG SA	778,400	6,091,254
Ground Transportation - 0.0%
Localiza Rent a Car SA	425,842	3,121,815
Rumo SA	594,200	1,758,318
		4,880,133
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	481,000	1,419,768
TOTAL INDUSTRIALS		17,668,813

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	256,300	2,113,780
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	76,410	2,785,060
Containers & Packaging - 0.0%
Klabin SA unit	368,630	1,236,087
Metals & Mining - 0.3%
Gerdau SA	608,248	2,141,324
Vale SA	1,682,886	20,413,785
Wheaton Precious Metals Corp	210,526	20,331,358
		42,886,467
Paper & Forest Products - 0.0%
Suzano SA	321,138	2,918,324
TOTAL MATERIALS		49,825,938

Utilities - 0.2%
Electric Utilities - 0.2%
Centrais Eletricas Brasileiras SA	561,280	5,813,163
Centrais Eletricas Brasileiras SA Series B	112,007	1,236,461
Cia Energetica de Minas Gerais	810,526	1,708,448
Cia Paranaense de Energia - Copel Series B	495,800	1,282,825
CPFL Energia SA	100,800	779,427
Energisa S/A unit	135,800	1,308,286
Equatorial Energia SA	557,362	3,796,934
		15,925,544
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (c)	350,600	1,193,225
Engie Brasil Energia SA	93,150	692,571
		1,885,796
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	220,300	5,398,219
TOTAL UTILITIES		23,209,559

TOTAL BRAZIL		216,204,492
CANADA - 7.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BCE Inc	33,701	770,350
TELUS Corp	233,501	3,414,570
		4,184,920
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	169,218	6,622,492
TOTAL COMMUNICATION SERVICES		10,807,412

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Magna International Inc	124,481	5,880,796
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A (b)	23,460	2,690,486
Dollarama Inc	128,523	16,706,020
		19,396,506
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	142,966	9,390,060
Restaurant Brands International Inc (United States)	1,619	106,352
		9,496,412
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	65,547	3,822,387
TOTAL CONSUMER DISCRETIONARY		38,596,101

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	351,367	17,857,074
Empire Co Ltd Class A	57,836	1,964,911
George Weston Ltd	79,813	4,852,913
Loblaw Cos Ltd	276,399	10,984,621
Metro Inc/CN	96,143	6,408,619
		42,068,138
Food Products - 0.0%
Saputo Inc	115,466	2,790,020
TOTAL CONSUMER STAPLES		44,858,158

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
ARC Resources Ltd	269,237	4,966,070
Cameco Corp	201,825	20,626,427
Canadian Natural Resources Ltd	970,720	31,055,012
Cenovus Energy Inc	630,129	10,647,790
Enbridge Inc	1,010,132	47,101,802
Imperial Oil Ltd	82,818	7,324,925
Keyera Corp	105,563	3,116,725
Pembina Pipeline Corp	269,815	10,207,396
Suncor Energy Inc	569,320	22,670,509
TC Energy Corp	481,794	24,176,437
Tourmaline Oil Corp	170,873	7,515,707
Whitecap Resources Inc	568,042	4,228,269
		193,637,069
Financials - 2.9%
Banks - 1.9%
Bank of Montreal	332,770	41,337,932
Bank of Nova Scotia/The	576,914	37,838,451
Canadian Imperial Bank of Commerce	432,231	35,813,029
National Bank of Canada	181,523	20,280,670
Royal Bank of Canada	652,814	95,635,588
Toronto Dominion Bank	797,066	65,445,169
		296,350,839
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	189,789	10,266,508
Brookfield Corp Class A	950,222	43,759,466
IGM Financial Inc	38,702	1,488,698
TMX Group Ltd	127,836	4,714,952
		60,229,624
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	9,174	14,894,317
Great-West Lifeco Inc	129,049	5,470,930
iA Financial Corp Inc	42,737	5,044,766
Intact Financial Corp	82,669	15,420,976
Manulife Financial Corp	791,579	25,617,462
Power Corp of Canada Subordinate Voting Shares	258,783	12,122,237
Sun Life Financial Inc	261,240	15,889,904
		94,460,592
TOTAL FINANCIALS		451,041,055

Industrials - 0.8%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (c)	40,771	5,696,690
CAE Inc (c)	139,933	3,928,959
		9,625,649
Commercial Services & Supplies - 0.1%
Element Fleet Management Corp	186,292	5,024,724
RB Global Inc	85,974	8,530,278
		13,555,002
Construction & Engineering - 0.1%
AtkinsRealis Group Inc	77,110	5,437,917
Stantec Inc	52,488	5,812,581
WSP Global Inc	60,547	11,575,397
		22,825,895
Ground Transportation - 0.4%
Canadian National Railway Co	247,058	23,690,300
Canadian Pacific Kansas City Ltd	426,958	30,724,660
TFI International Inc	36,796	3,306,668
		57,721,628
Professional Services - 0.1%
Thomson Reuters Corp	73,103	11,197,782
Trading Companies & Distributors - 0.0%
Toromont Industries Ltd	37,388	4,491,998
TOTAL INDUSTRIALS		119,417,954

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (c)	53,319	18,356,669
IT Services - 0.7%
CGI Inc Class A	92,734	8,070,380
Shopify Inc Class A (c)	565,335	98,294,245
		106,364,625
Software - 0.2%
Constellation Software Inc/Canada	9,334	24,564,216
Constellation Software Inc/Canada warrants 3/31/2040 (c)(f)	7,326	0
Descartes Systems Group Inc/The (c)	39,498	3,488,373
Open Text Corp	118,113	4,531,504
		32,584,093
TOTAL INFORMATION TECHNOLOGY		157,305,387

Materials - 0.9%
Chemicals - 0.1%
Nutrien Ltd	226,337	12,327,463
Containers & Packaging - 0.0%
CCL Industries Inc Class B	67,779	3,780,991
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA	233,325	37,526,971
Alamos Gold Inc Class A	195,794	6,036,243
Barrick Mining Corp	791,115	25,969,081
Franco-Nevada Corp	89,407	16,700,823
Kinross Gold Corp	569,810	13,252,435
Lundin Gold Inc	49,944	3,395,359
Pan American Silver Corp	196,189	6,910,083
Teck Resources Ltd Class B	216,091	9,270,397
		119,061,392
TOTAL MATERIALS		135,169,846

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
FirstService Corp Subordinate Voting Shares	18,847	3,000,093
Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc	138,386	6,579,144
Fortis Inc/Canada	232,108	11,667,045
Hydro One Ltd (d)(e)	152,611	5,628,724
		23,874,913
Gas Utilities - 0.0%
AltaGas Ltd	137,687	4,041,620
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	63,684	2,757,044
Multi-Utilities - 0.0%
Canadian Utilities Ltd Class A	62,262	1,743,718
TOTAL UTILITIES		32,417,295

TOTAL CANADA		1,186,250,370
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	295,003	1,851,300
Specialty Retail - 0.0%
Empresas Copec SA	174,960	1,250,921
TOTAL CONSUMER DISCRETIONARY		3,102,221

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	591,190	1,833,375
Financials - 0.1%
Banks - 0.1%
Banco de Chile	21,230,903	3,725,854
Banco de Credito e Inversiones SA	40,533	2,083,522
Banco Santander Chile	30,498,821	2,205,830
		8,015,206
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	145,932,851	3,325,699
Materials - 0.1%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B (c)	65,804	3,170,921
Metals & Mining - 0.1%
Antofagasta PLC	183,112	6,711,463
Lundin Mining Corp	318,437	5,122,055
		11,833,518
Paper & Forest Products - 0.0%
Empresas Cmpc SA	530,602	765,603
TOTAL MATERIALS		15,770,042

Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	10,026,924	946,789
Enel Chile SA	12,974,047	991,069
		1,937,858
TOTAL CHILE		33,984,401
CHINA - 9.1%
Communication Services - 2.1%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (d)(e)	2,048,700	2,960,782
Entertainment - 0.2%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	65,500	191,142
Beijing Enlight Media Co Ltd A Shares (China)	75,200	178,030
China Ruyi Holdings Ltd (b)(c)	3,952,000	1,408,786
Giant Network Group Co Ltd A Shares (China)	50,900	250,946
Kingsoft Corp Ltd	458,800	1,999,211
Mango Excellent Media Co Ltd A Shares (China)	48,400	199,791
NetEase Cloud Music Inc (c)(d)(e)	39,500	1,224,058
Netease Inc	807,495	22,658,904
Tencent Music Entertainment Group Class A ADR	266,279	5,943,347
		34,054,215
Interactive Media & Services - 1.9%
Autohome Inc Class A ADR	30,650	772,380
Baidu Inc A Shares (c)	1,032,644	15,630,346
Bilibili Inc Z Shares (c)	108,351	3,272,525
Kuaishou Technology B Shares (d)(e)	1,245,800	11,599,389
Kunlun Tech Co Ltd A Shares (China) (c)	36,700	237,554
Meitu Inc (d)(e)	1,554,000	1,723,878
Tencent Holdings Ltd	2,972,900	241,482,016
		274,718,088
Media - 0.0%
China Literature Ltd (b)(c)(d)(e)	189,800	1,020,500
Focus Media Information Technology Co Ltd A Shares (China)	435,540	474,251
Jiangsu Phoenix Publishing & Media Corp Ltd A Shares (China)	77,300	109,367
		1,604,118
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	815,700	621,167
TOTAL COMMUNICATION SERVICES		313,958,370

Consumer Discretionary - 3.0%
Automobile Components - 0.0%
Bethel Automotive Safety Systems Co Ltd A Shares (China)	16,740	117,905
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	7,000	127,462
Fuyao Glass Industry Group Co Ltd A Shares (China)	89,300	846,903
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	244,800	2,184,772
Huayu Automotive Systems Co Ltd A Shares (China)	101,331	290,721
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	14,500	241,375
Ningbo Tuopu Group Co Ltd A Shares (China)	45,705	473,785
Sailun Group Co Ltd A Shares (China)	89,500	193,023
Zhejiang Wanfeng Auto Wheel Co Ltd A Shares (China)	74,200	177,332
		4,653,278
Automobiles - 0.4%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China) (c)	57,400	410,737
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (c)	146,800	172,223
BYD Co Ltd A Shares (China)	142,200	2,013,704
BYD Co Ltd H Shares	1,719,100	22,256,013
Chongqing Changan Automobile Co Ltd A Shares (China)	253,790	441,799
Geely Automobile Holdings Ltd	2,814,000	6,663,312
Great Wall Motor Co Ltd A Shares (China)	69,400	222,219
Great Wall Motor Co Ltd H Shares	1,073,500	2,090,207
Guangzhou Automobile Group Company Ltd A Shares (China)	73,500	80,756
Guangzhou Automobile Group Company Ltd H Shares	276,000	115,791
Li Auto Inc A Shares (b)(c)	580,964	6,028,705
NIO Inc A Shares (c)	856,716	6,194,510
SAIC Motor Corp Ltd A Shares (China)	200,300	468,006
Seres Group Co Ltd A Shares (China)	48,500	1,057,509
XPeng Inc A Shares (c)	579,326	6,749,243
Yadea Group Holdings Ltd (d)(e)	572,516	895,184
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)(e)	228,600	1,715,114
		57,575,032
Broadline Retail - 1.9%
Alibaba Group Holding Ltd	7,957,612	169,328,030
CCOOP Group Co Ltd A Shares (China) (c)	452,000	170,197
JD.com Inc A Shares	1,131,417	18,679,682
MINISO Group Holding Ltd A Shares	231,420	1,237,329
PDD Holdings Inc Class A ADR (c)	328,961	44,366,971
Prosus NV Class N	606,247	41,878,521
Vipshop Holdings Ltd Class A ADR	151,349	2,647,094
		278,307,824
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	144,700	374,690
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc (c)	565,010	3,378,621
TAL Education Group Class A ADR (c)	194,396	2,383,295
		5,761,916
Hotels, Restaurants & Leisure - 0.4%
H World Group Ltd ADR	93,131	3,594,857
Haidilao International Holding Ltd (b)(d)(e)	798,000	1,314,502
Meituan B Shares (c)(d)(e)	2,307,510	30,373,189
Tongcheng Travel Holdings Ltd (e)	585,200	1,611,634
TravelSky Technology Ltd H Shares	400,000	527,118
Trip.com Group Ltd	287,705	20,246,212
Yum China Holdings Inc (Hong Kong)	172,180	7,414,073
		65,081,585
Household Durables - 0.1%
Beijing Roborock Technology Co Ltd A Shares (China)	6,704	153,909
Ecovacs Robotics Co Ltd A Shares (China)	16,900	212,277
Gree Electric Appliances Inc of Zhuhai A Shares (China)	73,000	407,698
Haier Smart Home Co Ltd A Shares (China)	218,529	823,160
Haier Smart Home Co Ltd H Shares	1,090,000	3,540,496
Midea Group Co Ltd A Shares (China)	90,400	970,377
Midea Group Co Ltd H Shares	168,400	1,820,412
Oppein Home Group Inc A Shares (China)	13,260	99,672
Sichuan Changhong Electric Co Ltd A Shares (China)	122,800	175,641
		8,203,642
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp Ltd A Shares (China)	50,200	536,532
Chow Tai Fook Jewellery Group Ltd (b)	896,400	1,755,758
HLA Group Corp Ltd A Shares (China)	176,600	153,589
Pop Mart International Group Ltd (d)(e)	249,400	7,112,372
		9,558,251
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	581,000	6,056,328
Bosideng International Holdings Ltd	2,178,000	1,334,176
Laopu Gold Co Ltd H Shares (b)	12,900	1,136,348
Li Ning Co Ltd	1,065,500	2,314,590
Shenzhou International Group Holdings Ltd	386,400	3,336,629
		14,178,071
TOTAL CONSUMER DISCRETIONARY		443,694,289

Consumer Staples - 0.3%
Beverages - 0.2%
Anhui Gujing Distillery Co Ltd A Shares (China)	13,200	298,592
Anhui Gujing Distillery Co Ltd B Shares	62,402	788,603
Beijing Yanjing Brewery Co Ltd A Shares (China)	68,400	112,920
China Resources Beer Holdings Co Ltd	735,162	2,516,593
Eastroc Beverage Group Co Ltd A Shares (China)	13,610	535,420
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	30,900	168,536
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	37,300	371,040
Kweichow Moutai Co Ltd A Shares (China)	36,300	7,293,305
Luzhou Laojiao Co Ltd A Shares (China)	42,100	795,815
Nongfu Spring Co Ltd H Shares (d)(e)	935,400	6,211,483
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	34,420	921,265
Tsingtao Brewery Co Ltd A Shares (China)	37,900	349,904
Tsingtao Brewery Co Ltd H Shares	258,000	1,743,120
Wuliangye Yibin Co Ltd A Shares (China)	108,200	1,808,907
		23,915,503
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (c)	2,568,000	1,916,776
JD Health International Inc (c)(d)(e)	515,300	4,025,289
Yifeng Pharmacy Chain Co Ltd A Shares (China)	45,662	156,667
Yonghui Superstores Co Ltd A Shares (China) (c)	305,900	200,713
		6,299,445
Food Products - 0.1%
Angel Yeast Co Ltd A Shares (China)	20,300	110,721
China Feihe Ltd (d)(e)	1,708,000	912,188
China Mengniu Dairy Co Ltd	1,472,000	2,678,585
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	136,777	732,370
Guangdong Haid Group Co Ltd A Shares (China)	43,000	352,765
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	93,600	338,503
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	163,100	628,119
Muyuan Foods Co Ltd A Shares (China)	150,640	1,064,601
New Hope Liuhe Co Ltd A Shares (China)	162,900	222,696
Tingyi Cayman Islands Holding Corp	902,000	1,237,405
Want Want China Holdings Ltd	2,233,000	1,442,583
Wens Foodstuff Group Co Ltd A Shares (China)	172,000	438,615
Wilmar International Ltd	883,293	2,124,084
Yihai Kerry Arawana Holdings Co Ltd A Shares (China)	42,900	193,723
		12,476,958
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (b)(d)(e)	173,200	829,161
Hengan International Group Co Ltd	295,500	1,035,128
		1,864,289
Tobacco - 0.0%
Smoore International Holdings Ltd (d)(e)	843,000	1,420,089
TOTAL CONSUMER STAPLES		45,976,284

Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	856,000	833,908
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	25,600	179,840
		1,013,748
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	825,000	1,162,563
China Merchants Energy Shipping Co Ltd A Shares (China)	237,900	309,517
China Petroleum & Chemical Corp A Shares (China)	924,000	710,130
China Petroleum & Chemical Corp H Shares	10,444,000	5,550,922
China Shenhua Energy Co Ltd A Shares (China)	165,600	989,077
China Shenhua Energy Co Ltd H Shares	1,584,000	8,247,632
COSCO SHIPPING Energy Transportation Co Ltd H Shares (b)	184,000	260,471
Guanghui Energy Co Ltd A Shares (China)	151,500	112,177
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	63,900	226,874
Inner Mongolia Yitai Coal Co Ltd B Shares	431,300	841,466
PetroChina Co Ltd A Shares (China)	525,000	674,930
PetroChina Co Ltd H Shares	9,876,000	10,193,040
Shaanxi Coal Industry Co Ltd A Shares (China)	265,500	846,777
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	182,970	188,178
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	92,900	193,177
Yankuang Energy Group Co Ltd A Shares (China)	173,485	358,797
Yankuang Energy Group Co Ltd H Shares (b)	1,484,500	2,038,416
		32,904,144
TOTAL ENERGY		33,917,892

Financials - 1.5%
Banks - 1.0%
Agricultural Bank of China Ltd A Shares (China)	2,501,000	2,797,083
Agricultural Bank of China Ltd H Shares	12,615,000	9,610,748
Bank of Beijing Co Ltd A Shares (China)	652,616	512,564
Bank of Changsha Co Ltd A Shares (China)	104,200	140,107
Bank of Chengdu Co Ltd A Shares (China)	145,000	342,464
Bank of China Ltd A Shares (China)	1,525,300	1,202,255
Bank of China Ltd H Shares	32,347,000	18,316,181
Bank of Communications Co Ltd A Shares (China)	1,588,500	1,602,471
Bank of Communications Co Ltd H Shares	3,921,000	3,481,723
Bank of Hangzhou Co Ltd A Shares (China)	186,580	411,570
Bank of Jiangsu Co Ltd A Shares (China)	478,930	725,386
Bank of Nanjing Co Ltd A Shares (China)	315,700	501,667
Bank of Ningbo Co Ltd A Shares (China)	189,940	756,301
Bank of Shanghai Co Ltd A Shares (China)	371,020	494,700
Bank of Suzhou Co Ltd A Shares (China)	113,400	131,764
BOC Hong Kong Holdings Ltd	1,717,149	8,437,080
China CITIC Bank Corp Ltd A Shares (China)	539,500	586,693
China CITIC Bank Corp Ltd H Shares	3,583,000	3,416,751
China Construction Bank Corp A Shares (China)	966,042	1,239,212
China Construction Bank Corp H Shares	44,108,000	43,668,760
China Everbright Bank Co Ltd A Shares (China)	449,200	210,797
China Everbright Bank Co Ltd H Shares	2,378,000	976,227
China Merchants Bank Co Ltd A Shares (China)	595,100	3,418,894
China Merchants Bank Co Ltd H Shares	1,790,751	11,209,262
China Minsheng Banking Corp Ltd A Shares (China)	1,105,100	607,095
China Minsheng Banking Corp Ltd H Shares	2,952,300	1,512,140
China Zheshang Bank Co Ltd A Shares (China)	672,650	282,578
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	284,600	276,706
Chongqing Rural Commercial Bank Co Ltd H Shares	1,027,000	844,539
CNPC Capital Co Ltd A Shares (China)	223,000	328,043
Huaxia Bank Co Ltd A Shares (China)	342,600	327,803
Industrial & Commercial Bank of China Ltd A Shares (China)	1,790,200	1,956,860
Industrial & Commercial Bank of China Ltd H Shares	30,100,000	23,319,070
Industrial Bank Co Ltd A Shares (China)	567,400	1,612,738
Ping An Bank Co Ltd A Shares (China)	559,000	889,072
Postal Savings Bank of China Co Ltd A Shares (China)	731,500	590,964
Postal Savings Bank of China Co Ltd H Shares (d)(e)	4,380,000	3,088,893
Shanghai Pudong Development Bank Co Ltd A Shares (China)	834,700	1,347,501
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	252,300	302,374
		151,477,036
Capital Markets - 0.1%
Beijing Compass Technology Development Co Ltd A Shares (China)	15,800	320,422
BOC International China Co Ltd A Shares (China)	79,000	155,949
Caitong Securities Co Ltd A Shares (China)	146,470	176,981
Capital Securities Co Ltd A Shares (China)	43,900	128,294
Changjiang Securities Co Ltd A Shares (China)	163,600	202,736
China CITIC Financial Asset Management Co Ltd H Shares (c)(d)(e)	6,653,000	881,867
China Galaxy Securities Co Ltd A Shares (China)	192,600	475,722
China Galaxy Securities Co Ltd H Shares	1,614,000	2,322,168
China Great Wall Securities Co Ltd A Shares (China)	113,500	176,213
China International Capital Corp Ltd A Shares (China)	67,200	347,925
China International Capital Corp Ltd H Shares (d)(e)	779,600	2,120,924
China Merchants Securities Co Ltd A Shares (China)	187,830	457,343
CITIC Securities Co Ltd A Shares (China)	306,230	1,264,090
CITIC Securities Co Ltd H Shares	807,675	3,074,561
CSC Financial Co Ltd A Shares (China)	134,300	494,186
Dongxing Securities Co Ltd A Shares (China)	92,500	164,663
East Money Information Co Ltd A Shares (China)	426,589	1,528,370
Everbright Securities Co Ltd A Shares (China)	125,300	327,624
Founder Securities Co Ltd A Shares (China)	204,700	236,699
GF Securities Co Ltd A Shares (China)	139,500	442,369
GF Securities Co Ltd H Shares	16,400	39,614
Guolian Minsheng Securities Co Ltd A Shares (China)	87,900	135,974
Guosen Securities Co Ltd A Shares (China)	192,500	379,731
Guotai Haitong Securities Co Ltd A Shares (China)	299,566	815,690
Guotai Haitong Securities Co Ltd H Shares (d)(e)	1,077,720	2,063,750
Guoyuan Securities Co Ltd A Shares (China)	132,300	162,833
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	14,200	724,744
Huatai Securities Co Ltd A Shares (China)	66,400	202,631
Huatai Securities Co Ltd H Shares (d)(e)	727,200	1,828,634
Industrial Securities Co Ltd A Shares (China)	218,840	211,541
Nanjing Securities Co Ltd A Shares (China)	88,600	105,437
Orient Securities Co Ltd/China A Shares (China)	247,008	377,935
SDIC Capital Co Ltd A Shares (China)	212,000	233,523
Shenwan Hongyuan Group Co Ltd A Shares (China)	719,400	552,887
Sinolink Securities Co Ltd A Shares (China)	92,300	128,126
SooChow Securities Co Ltd A Shares (China)	129,549	174,737
Southwest Securities Co Ltd A Shares (China)	161,400	107,487
Tianfeng Securities Co Ltd A Shares (China) (c)	266,800	196,425
Western Securities Co Ltd A Shares (China)	112,200	135,414
Zheshang Securities Co Ltd A Shares (China)	190,000	310,198
Zhongtai Securities Co Ltd A Shares (China)	227,700	223,304
		24,409,721
Consumer Finance - 0.0%
Qfin Holdings Inc Class A ADR	46,725	1,128,409
Financial Services - 0.0%
Far East Horizon Ltd	997,000	895,568
Insurance - 0.4%
China Life Insurance Co Ltd A Shares (China)	62,300	384,878
China Life Insurance Co Ltd H Shares	3,475,000	10,965,376
China Pacific Insurance Group Co Ltd A Shares (China)	196,200	978,601
China Pacific Insurance Group Co Ltd H Shares	1,205,600	4,887,222
China Taiping Insurance Holdings Co Ltd	651,977	1,483,415
New China Life Insurance Co Ltd A Shares (China)	49,500	471,604
New China Life Insurance Co Ltd H Shares	440,400	2,782,768
People's Insurance Co Group of China Ltd/The A Shares (China)	140,700	166,846
People's Insurance Co Group of China Ltd/The H Shares	4,208,000	3,779,892
PICC Property & Casualty Co Ltd H Shares	3,204,933	7,572,510
Ping An Insurance Group Co of China Ltd A Shares (China)	354,392	2,879,491
Ping An Insurance Group Co of China Ltd H Shares (b)	3,046,000	22,005,315
		58,357,918
TOTAL FINANCIALS		236,268,652

Health Care - 0.3%
Biotechnology - 0.1%
3SBio Inc (d)(e)	827,500	3,279,948
Akeso Inc (b)(c)(d)(e)	289,000	4,217,539
Beijing Tiantan Biological Products Corp Ltd A Shares (China)	52,960	137,136
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China) (c)	32,346	256,181
Chongqing Zhifei Biological Products Co Ltd A Shares (China)	63,700	184,278
Hualan Biological Engineering Inc A Shares (China)	48,350	109,507
Imeik Technology Development Co Ltd A Shares (China)	8,020	180,392
Innovent Biologics Inc (c)(d)(e)	675,000	7,557,381
Shanghai RAAS Blood Products Co Ltd A Shares (China)	173,800	164,584
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (b)(c)	22,200	1,279,909
		17,366,855
Health Care Equipment & Supplies - 0.0%
APT Medical Inc A Shares (China)	4,390	170,236
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	33,000	167,054
Shandong Weigao Group Medical Polymer Co Ltd H Shares	1,165,600	814,512
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	23,861	469,080
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	33,800	1,021,209
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	19,300	165,412
		2,807,503
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	241,269	415,256
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	42,300	156,662
Huadong Medicine Co Ltd A Shares (China)	45,560	266,162
Shanghai Pharmaceuticals Holding Co Ltd H Shares	158,800	239,307
Sinopharm Group Co Ltd H Shares	598,400	1,491,660
		2,569,047
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (c)	554,000	1,147,847
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	4,600	38,700
Hangzhou Tigermed Consulting Co Ltd H Shares (d)(e)	7,900	47,315
Pharmaron Beijing Co Ltd A Shares (China)	12,300	57,911
Pharmaron Beijing Co Ltd H Shares (d)(e)	47,100	157,716
Wuxi Apptec Co Ltd A Shares (China)	67,248	939,170
Wuxi Apptec Co Ltd H Shares (b)(d)(e)	160,200	2,238,931
Wuxi Biologics Cayman Inc (c)(d)(e)	1,606,500	7,484,065
WuXi XDC Cayman Inc (c)	138,500	1,338,560
		13,450,215
Pharmaceuticals - 0.1%
Beijing Tong Ren Tang Co Ltd A Shares (China)	32,200	153,323
Changchun High-Tech Industry Group Co Ltd A Shares (China)	10,800	170,344
China Resources Pharmaceutical Group Ltd (d)(e)	808,500	518,153
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	40,211	162,880
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	40,420	201,038
CSPC Pharmaceutical Group Ltd (b)	3,706,640	3,649,136
Dong-E-E-Jiao Co Ltd A Shares (China)	23,500	156,801
Haisco Pharmaceutical Group Co Ltd A Shares (China)	27,700	220,474
Hansoh Pharmaceutical Group Co Ltd (d)(e)	548,000	2,513,428
Humanwell Healthcare Group Co Ltd A Shares (China)	39,200	116,431
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	171,348	1,544,381
Kangmei Pharmaceutical Co Ltd rights (c)(f)	2,749	0
Shanghai Allist Pharmaceuticals Co Ltd A Shares (China)	13,469	203,528
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares (b)	94,500	289,682
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	32,000	268,008
Sichuan Biokin Pharmaceutical Co Ltd A Shares (China) (c)	5,703	298,860
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	47,600	234,074
Sino Biopharmaceutical Ltd	4,743,250	4,315,626
Yunnan Baiyao Group Co Ltd A Shares (China)	57,780	459,973
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	18,798	470,465
		15,946,605
TOTAL HEALTH CARE		52,140,225

Industrials - 0.4%
Aerospace & Defense - 0.0%
AECC Aviation Power Co Ltd A Shares (China)	70,000	384,354
AviChina Industry & Technology Co Ltd H Shares (b)	1,316,000	670,656
AVICOPTER PLC A Shares (China)	20,700	104,817
Kuang-Chi Technologies Co Ltd A Shares (China) (c)	56,800	363,589
		1,523,416
Air Freight & Logistics - 0.0%
JD Logistics Inc (c)(d)(e)	941,700	1,534,244
SF Holding Co Ltd A Shares (China)	137,000	776,296
YTO Express Group Co Ltd A Shares (China)	88,800	213,597
ZTO Express Cayman Inc A Shares	193,141	3,563,220
		6,087,357
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	44,600	148,951
Commercial Services & Supplies - 0.0%
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	44,000	133,778
Construction & Engineering - 0.0%
China Communications Services Corp Ltd H Shares	1,026,000	615,292
China Energy Engineering Corp Ltd A Shares (China)	925,100	313,245
China National Chemical Engineering Co Ltd A Shares (China)	155,100	168,449
China Railway Group Ltd A Shares (China)	1,068,900	844,019
China Railway Group Ltd H Shares	1,276,000	646,986
China State Construction Engineering Corp Ltd A Shares (China)	1,263,760	964,147
China State Construction International Holdings Ltd	589,250	670,348
Metallurgical Corp of China Ltd A Shares (China)	143,300	70,267
Metallurgical Corp of China Ltd H Shares	665,000	202,823
Power Construction Corp of China Ltd A Shares (China)	474,600	376,085
Sichuan Road and Bridge Group Co Ltd A Shares (China)	191,040	254,455
		5,126,116
Electrical Equipment - 0.2%
China XD Electric Co Ltd A Shares (China)	134,900	151,060
CNGR Advanced Material Co Ltd A Shares (China)	24,840	160,681
Contemporary Amperex Technology Co Ltd A Shares (China)	120,980	6,608,228
Contemporary Amperex Technology Co Ltd H Shares (b)	34,400	2,472,463
Dongfang Electric Corp Ltd A Shares (China)	80,300	235,460
Eve Energy Co Ltd A Shares (China)	53,624	626,696
GEM Co Ltd A Shares (China)	186,500	223,253
Goldwind Science & Technology Co Ltd A Shares (China)	103,982	229,370
Goneo Group Co Ltd A Shares (China)	21,112	129,536
Gotion High-Tech Co Ltd A Shares (China)	48,800	312,036
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	111,800	266,250
NARI Technology Co Ltd A Shares (China)	271,605	924,634
Ningbo Deye Technology Co Ltd A Shares (China)	24,096	252,152
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	19,200	169,167
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	46,100	145,151
Shanghai Electric Group Co Ltd A Shares (China) (c)	330,000	431,660
Sungrow Power Supply Co Ltd A Shares (China)	58,660	1,564,289
Sunwoda Electronic Co Ltd A Shares (China)	54,700	275,521
TBEA Co Ltd A Shares (China)	131,100	360,657
Zhejiang Chint Electrics Co Ltd A Shares (China)	61,000	245,889
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	45,710	416,229
		16,200,382
Ground Transportation - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	1,389,900	1,013,514
Daqin Railway Co Ltd A Shares (China)	621,000	499,948
		1,513,462
Industrial Conglomerates - 0.0%
CITIC Ltd	1,903,000	2,943,686
Fosun International Ltd	1,143,500	725,490
		3,669,176
Machinery - 0.2%
Airtac International Group	65,043	1,925,212
China CSSC Holdings Ltd A Shares (China)	205,100	1,034,520
CRRC Corp Ltd A Shares (China)	1,080,600	1,164,499
CRRC Corp Ltd H Shares	1,567,000	1,187,770
Haitian International Holdings Ltd	306,000	836,420
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	35,272	476,148
Sany Heavy Industry Co Ltd A Shares (China)	221,600	689,328
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	22,300	209,734
Shenzhen Inovance Technology Co Ltd A Shares (China)	35,350	382,486
Sinotruk Hong Kong Ltd	322,000	1,075,744
Weichai Power Co Ltd A Shares (China)	169,500	356,270
Weichai Power Co Ltd H Shares	914,600	1,889,098
XCMG Construction Machinery Co Ltd A Shares (China)	307,300	459,391
Yangzijiang Shipbuildling (Holdings) Ltd	1,190,000	3,218,193
Yutong Bus Co Ltd A Shares (China)	58,800	267,092
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	49,700	348,656
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	29,654	217,486
Zhuzhou CRRC Times Electric Co Ltd H Shares	200,000	1,019,748
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	186,700	214,311
		16,972,106
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	458,320	966,558
COSCO SHIPPING Holdings Co Ltd H Shares (b)	1,052,150	1,826,577
SITC International Holdings Co Ltd	630,000	2,320,376
		5,113,511
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (c)	236,900	261,617
Air China Ltd H Shares (c)	146,000	107,285
China Eastern Airlines Corp Ltd A Shares (China) (c)	441,300	297,614
China Southern Airlines Co Ltd A Shares (China) (c)	165,000	154,628
China Southern Airlines Co Ltd H Shares (b)(c)	230,000	138,523
Hainan Airlines Holding Co Ltd A Shares (China) (c)	1,355,600	337,119
Spring Airlines Co Ltd A Shares (China)	27,400	206,268
		1,503,054
Professional Services - 0.0%
Kanzhun Ltd ADR	170,049	3,768,286
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (d)(e)	96,900	849,218
Xiamen C & D Inc A Shares (China)	75,100	107,521
		956,739
Transportation Infrastructure - 0.0%
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	146,300	210,897
China Merchants Port Holdings Co Ltd	582,655	1,127,736
Jiangsu Expressway Co Ltd H Shares	524,000	637,927
Shanghai International Airport Co Ltd A Shares (China)	52,700	239,088
Zhejiang Expressway Co Ltd H Shares	744,880	726,614
		2,942,262
TOTAL INDUSTRIALS		65,658,596

Information Technology - 0.7%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	360,000	1,692,853
Guangzhou Haige Communications Group Inc Co A Shares (China)	67,200	110,562
Hengtong Optic-electric Co Ltd A Shares (China)	62,700	196,978
Suzhou TFC Optical Communication Co Ltd A Shares (China)	20,560	456,443
Yealink Network Technology Corp Ltd A Shares (China)	34,760	175,817
Zhongji Innolight Co Ltd A Shares (China)	30,600	2,033,623
ZTE Corp A Shares (China)	57,100	348,662
ZTE Corp H Shares (b)	426,480	1,805,688
		6,820,626
Electronic Equipment, Instruments & Components - 0.1%
Aac Technologies Holdings Inc	356,500	1,835,134
Accelink Technologies Co Ltd A Shares (China)	21,200	187,593
Avary Holding Shenzhen Co Ltd A Shares (China)	61,100	451,120
BOE Technology Group Co Ltd A Shares (China)	936,100	533,982
Chaozhou Three-Circle Group Co Ltd A Shares (China)	49,900	348,376
China Railway Signal & Communication Corp Ltd A Shares (China)	318,269	237,447
Eoptolink Technology Inc Ltd A Shares (China)	27,440	1,327,432
Everdisplay Optronics Shanghai Co Ltd A Shares (China) (c)	347,751	132,896
Foxconn Industrial Internet Co Ltd A Shares (China)	370,196	3,744,923
GoerTek Inc A Shares (China)	88,900	410,313
Huagong Tech Co Ltd A Shares (China)	27,900	312,892
Lens Technology Co Ltd A Shares (China)	131,000	541,677
Lingyi iTech Guangdong Co A Shares (China)	178,300	391,552
Luxshare Precision Industry Co Ltd A Shares (China)	206,247	1,825,605
Maxscend Microelectronics Co Ltd A Shares (China)	18,452	193,635
Ofilm Group Co Ltd A Shares (China) (c)	89,200	154,528
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	7,171	137,931
Shengyi Technology Co Ltd A Shares (China)	64,000	578,189
Shennan Circuits Co Ltd A Shares (China)	17,520	527,958
Shenzhen Kinwong Electronic Co Ltd A Shares (China)	24,800	252,969
Sunny Optical Technology Group Co Ltd	328,600	3,180,048
SUPCON Technology Co Ltd A Shares (China)	19,412	142,698
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	48,400	465,816
TCL Technology Group Corp A Shares (China)	536,260	324,737
Unisplendour Corp Ltd A Shares (China)	72,420	275,541
Victory Giant Technology Huizhou Co Ltd A Shares (China)	24,400	1,007,896
Wingtech Technology Co Ltd A Shares (China) (c)	32,200	203,586
Wuhan Guide Infrared Co Ltd A Shares (China) (c)	132,244	257,896
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	50,630	504,778
Zhejiang Dahua Technology Co Ltd A Shares (China)	88,500	254,282
		20,743,430
IT Services - 0.0%
GDS Holdings Ltd A Shares (c)	486,600	2,168,024
Isoftstone Information Technology Group Co Ltd A Shares (China)	25,250	188,769
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	36,600	259,842
		2,616,635
Semiconductors & Semiconductor Equipment - 0.1%
ACM Research Shanghai Inc A Shares (China)	8,415	209,849
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	16,391	643,351
Amlogic Shanghai Co Ltd A Shares (China) (c)	10,582	127,862
Bestechnic Shanghai Co Ltd A Shares (China)	4,352	150,419
Cambricon Technologies Corp Ltd A Shares (China) (c)	11,468	2,215,486
China Resources Microelectronics Ltd A Shares (China)	33,258	237,097
CSI Solar Co Ltd A Shares (China)	97,383	212,077
Flat Glass Group Co Ltd A Shares (China)	66,200	172,164
GalaxyCore Inc A Shares (China)	58,451	131,070
GCL Technology Holdings Ltd (b)(c)	10,416,000	1,823,006
Gigadevice Semiconductor Inc A Shares (China)	17,484	540,433
Hangzhou First Applied Material Co Ltd A Shares (China)	89,648	197,751
Hangzhou Silan Microelectronics Co Ltd A Shares (China)	42,700	191,200
Hua Hong Semiconductor Ltd (b)(c)(d)(e)	338,000	3,468,931
Hwatsing Technology Co Ltd A Shares (China)	8,854	170,850
Hygon Information Technology Co Ltd A Shares (China)	64,096	2,065,240
Ingenic Semiconductor Co Ltd A Shares (China)	12,200	148,802
JA Solar Technology Co Ltd A Shares (China) (c)	88,996	176,056
JCET Group Co Ltd A Shares (China)	45,200	254,152
Jinko Solar Co Ltd A Shares (China) (c)	328,851	268,444
LONGi Green Energy Technology Co Ltd A Shares (China) (c)	197,668	586,278
Loongson Technology Corp Ltd (China) (c)	10,468	202,862
Montage Technology Co Ltd A Shares (China)	30,033	575,140
National Silicon Industry Group Co Ltd A Shares (China) (c)	85,634	275,043
NAURA Technology Group Co Ltd A Shares (China)	21,480	1,228,459
Nexchip Semiconductor Corp A Shares (China)	52,137	245,617
OmniVision Integrated Circuits Group Inc A Shares (China)	31,850	584,921
Piotech Inc A Shares (China)	7,519	322,210
Rockchip Electronics Co Ltd A Shares (China)	11,100	282,982
Sanan Optoelectronics CO Ltd A Shares (China)	129,100	251,583
SG Micro Corp A Shares (China)	15,681	162,375
Shenzhen Goodix Technology Co Ltd A Shares (China)	11,200	129,288
Silergy Corp	154,000	1,113,295
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China) (c)	108,500	144,211
Tianshui Huatian Technology Co Ltd A Shares (China)	80,100	135,725
TongFu Microelectronics Co Ltd A Shares (China)	38,100	227,238
Tongwei Co Ltd A Shares (China) (c)	119,100	414,660
Trina Solar Co Ltd A Shares (China) (c)	58,777	168,220
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	22,379	257,012
Verisilicon Microelectronics Shanghai Co Ltd A Shares (China) (c)	13,877	310,982
Xinjiang Daqo New Energy Co Ltd A Shares (China) (c)	47,948	201,765
Xinyi Solar Holdings Ltd (b)	2,141,631	986,679
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	32,500	178,085
		22,388,870
Software - 0.1%
360 Security Technology Inc A Shares (China)	182,400	306,759
Beijing Kingsoft Office Software Inc A Shares (China)	12,141	612,372
China National Software & Service Co Ltd A Shares (China) (c)	24,130	177,278
Empyrean Technology Co Ltd A Shares (China)	12,000	204,193
Horizon Robotics A Shares (b)(c)	2,298,000	2,602,441
Hundsun Technologies Inc A Shares (China)	48,677	215,160
Iflytek Co Ltd A Shares (China)	59,300	463,242
Jiangsu Hoperun Software Co Ltd A Shares (China) (c)	21,100	182,528
Kingdee International Software Group Co Ltd (c)	1,410,000	2,660,121
Shanghai Baosight Software Co Ltd A Shares (China)	14,342	46,326
Shanghai Baosight Software Co Ltd B Shares	177,511	199,168
Yonyou Network Technology CO Ltd A Shares (China) (c)	88,130	193,164
		7,862,752
Technology Hardware, Storage & Peripherals - 0.4%
Anker Innovations Technology Co Ltd A Shares (China)	14,170	232,736
China Greatwall Technology Group Co Ltd A Shares (China) (c)	85,700	203,612
GRG Banking Equipment Co Ltd A Shares (China)	89,900	162,309
Huaqin Technology Co Ltd A Shares (China)	22,200	316,965
IEIT Systems Co Ltd A Shares (China)	38,412	352,041
Lenovo Group Ltd	3,150,000	4,605,079
Ninestar Corp A Shares (China) (c)	40,000	121,897
Shenzhen Transsion Holdings Co Ltd A Shares (China)	29,798	319,441
Xiaomi Corp B Shares (c)(d)(e)	7,948,800	44,099,250
		50,413,330
TOTAL INFORMATION TECHNOLOGY		110,845,643

Materials - 0.3%
Chemicals - 0.0%
Ganfeng Lithium Group Co Ltd A Shares (China)	41,320	400,695
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	50,020	280,200
Hengli Petrochemical Co Ltd A Shares (China)	182,700	460,767
Hoshine Silicon Industry Co Ltd A Shares (China)	31,500	219,386
Huafon Chemical Co Ltd A Shares (China)	123,500	155,646
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	208,300	151,307
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (c)	169,000	219,638
LB Group Co Ltd A Shares (China)	86,800	224,519
Meihua Holdings Group Co Ltd A Shares (China)	86,700	136,066
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	191,100	495,108
Qinghai Salt Lake Industry Co Ltd A Shares (China) (c)	134,000	466,912
Rongsheng Petrochemical Co Ltd A Shares (China)	260,250	372,601
Satellite Chemical Co Ltd A Shares (China)	103,199	259,687
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	54,120	195,192
Shanghai Putailai New Energy Technology Co Ltd A Shares (China)	52,980	217,580
Tianqi Lithium Corp A Shares (China) (c)	38,500	288,855
Wanhua Chemical Group Co Ltd A Shares (China)	81,100	713,644
Yunnan Yuntianhua Co Ltd A Shares (China)	64,400	260,228
Zangge Mining Co Ltd A Shares (China)	40,700	336,584
Zhejiang Juhua Co Ltd A Shares (China)	70,100	347,870
Zhejiang Longsheng Group Co Ltd A Shares (China)	133,400	197,362
Zhejiang NHU Co Ltd A Shares (China)	105,780	361,151
		6,760,998
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd A Shares (China)	105,200	342,764
Anhui Conch Cement Co Ltd H Shares	570,000	1,697,409
China Jushi Co Ltd A Shares (China)	110,322	254,205
China National Building Material Co Ltd H Shares	1,749,000	1,240,194
		3,534,572
Metals & Mining - 0.3%
Aluminum Corp of China Ltd A Shares (China)	638,400	896,060
Aluminum Corp of China Ltd H Shares	1,518,000	1,930,087
Baoshan Iron & Steel Co Ltd A Shares (China)	566,100	586,191
Chifeng Jilong Gold Mining Co A Shares (China)	44,200	185,000
China Hongqiao Group Ltd	1,283,000	4,874,064
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	95,100	678,904
China Oriental Group Co Ltd	107	17
China Rare Earth Resources And Technology Co Ltd A Shares (China) (c)	28,100	208,063
Citic Pacific Special Steel Group Co Ltd A Shares (China)	80,400	164,812
CMOC Group Ltd A Shares (China)	463,700	1,110,159
CMOC Group Ltd H Shares	1,740,000	3,766,375
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	55,800	193,882
Huaibei Mining Holdings Co Ltd A Shares (China)	62,600	116,801
Hunan Valin Steel Co Ltd A Shares (China)	171,800	139,276
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China)	1,186,500	423,429
Jiangxi Copper Co Ltd A Shares (China)	62,700	361,978
Jiangxi Copper Co Ltd H Shares	476,000	1,988,400
Jinduicheng Molybdenum Co Ltd A Shares (China)	90,700	191,406
MMG Ltd (c)	1,956,000	1,739,383
Shandong Gold Mining Co Ltd A Shares (China)	125,532	635,650
Shandong Gold Mining Co Ltd H Shares (d)(e)	403,250	1,696,955
Shandong Nanshan Aluminum Co Ltd A Shares (China)	279,500	181,035
Shanjin International Gold Co Ltd A Shares (China)	69,440	211,616
Tianshan Aluminum Group Co Ltd A Shares (China)	115,800	217,530
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	331,100	246,090
Western Mining Co Ltd A Shares (China)	57,700	194,322
Western Superconducting Technologies Co Ltd A Shares (China)	18,859	207,207
Xiamen Tungsten Co Ltd A Shares (China)	49,200	246,781
Yunnan Aluminium Co Ltd A Shares (China)	87,300	281,989
Zhaojin Mining Industry Co Ltd H Shares	796,500	2,978,720
Zhongjin Gold Corp Ltd A Shares (China)	120,500	375,346
Zijin Mining Group Co Ltd A Shares (China)	512,300	2,195,345
Zijin Mining Group Co Ltd H Shares	2,706,000	11,227,190
		40,450,063
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	110,200	220,171
TOTAL MATERIALS		50,965,804

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
C&D International Investment Group Ltd	403,232	827,164
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	232,600	308,830
China Overseas Land & Investment Ltd	1,795,000	3,009,935
China Resources Land Ltd	1,477,134	5,334,034
China Resources Mixc Lifestyle Services Ltd (d)(e)	318,000	1,662,322
China Vanke Co Ltd A Shares (China) (c)	310,100	273,179
China Vanke Co Ltd H Shares (c)	1,021,300	578,302
Hainan Airport Infrastructure Co Ltd A Shares (China)	330,400	228,858
KE Holdings Inc A Shares	946,534	5,368,430
Longfor Group Holdings Ltd (b)(d)(e)	984,687	1,217,783
Poly Developments and Holdings Group Co Ltd A Shares (China)	389,000	400,620
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	40,500	253,217
Wharf Holdings Ltd/The	500,000	1,313,935
Youngor Fashion Co Ltd A Shares (China)	112,893	118,962
		20,895,571
Utilities - 0.2%
Gas Utilities - 0.1%
Beijing Enterprises Holdings Ltd	235,500	1,033,460
China Gas Holdings Ltd	1,226,600	1,261,241
China Resources Gas Group Ltd	423,300	1,163,584
ENN Energy Holdings Ltd	371,400	3,233,389
ENN Natural Gas Co Ltd A Shares (China)	62,200	170,587
Kunlun Energy Co Ltd	1,834,000	1,685,178
		8,547,439
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd A Shares (China)	592,800	328,158
CGN Power Co Ltd H Shares (d)(e)	4,811,000	1,906,928
China Longyuan Power Group Corp Ltd H Shares	1,119,000	1,036,838
China National Nuclear Power Co Ltd A Shares (China)	606,600	765,345
China Power International Development Ltd	1,718,248	740,762
China Resources Power Holdings Co Ltd (b)	952,523	2,277,558
China Three Gorges Renewables Group Co Ltd A Shares (China)	889,400	531,086
China Yangtze Power Co Ltd A Shares (China)	682,530	2,694,677
Datang International Power Generation Co Ltd A Shares (China)	324,200	165,803
GD Power Development Co Ltd A Shares (China)	550,000	408,787
Hanergy Mobile Energy Holding Group Co Ltd (c)(f)	576,000	1
Huadian Power International Corp Ltd A Shares (China)	21,700	16,494
Huadian Power International Corp Ltd H Shares	296,000	174,464
Huaneng Power International Inc A Shares (China)	309,900	353,990
Huaneng Power International Inc H Shares	1,894,000	1,564,816
SDIC Power Holdings Co Ltd A Shares (China)	202,600	408,479
Shenergy Co Ltd A Shares (China)	114,200	132,052
Sichuan Chuantou Energy Co Ltd A Shares (China)	134,836	278,864
Wintime Energy Group Co Ltd A Shares (China)	564,400	127,671
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	354,600	257,079
		14,169,852
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd	1,724,000	554,658
Guangdong Investment Ltd	1,344,000	1,278,180
		1,832,838
TOTAL UTILITIES		24,550,129

TOTAL CHINA		1,398,871,455
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	116,972	1,896,596
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	207,945	1,348,655
TOTAL COLOMBIA		3,245,251
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)(c)	342,252	3,423,618
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	34,764	1,780,151
Moneta Money Bank AS (d)(e)	119,673	1,013,597
		2,793,748
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	61,632	3,774,907
TOTAL CZECH REPUBLIC		6,568,655
DENMARK - 1.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	36,644	4,907,020
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	43,411	5,102,959
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	309,313	13,811,536
Insurance - 0.0%
Tryg A/S	155,348	3,829,181
TOTAL FINANCIALS		17,640,717

Health Care - 0.7%
Biotechnology - 0.1%
Genmab A/S (c)	28,272	8,063,964
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	58,407	5,282,588
Demant A/S (c)	38,772	1,289,018
		6,571,606
Pharmaceuticals - 0.6%
Novo Nordisk A/S Series B	1,492,092	73,458,248
TOTAL HEALTH CARE		88,093,818

Industrials - 0.2%
Air Freight & Logistics - 0.1%
DSV A/S	94,639	20,084,832
Building Products - 0.0%
ROCKWOOL A/S Series B	44,903	1,537,900
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	468,113	9,573,898
TOTAL INDUSTRIALS		31,196,630

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	163,547	9,774,022
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)(e)	245,164	4,381,882
TOTAL DENMARK		161,097,048
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE (c)	579,410	551,813
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	1,077,236	2,405,539
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	309,945	377,327
TOTAL EGYPT		3,334,679
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	65,745	2,897,864
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	126,349	2,665,142
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	194,429	4,023,870
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp	1,446,616	24,746,991
Insurance - 0.1%
Sampo Oyj A Shares	1,121,579	12,498,675
TOTAL FINANCIALS		37,245,666

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	49,975	3,487,903
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	157,499	10,514,868
Metso Oyj	305,302	5,000,589
Wartsila OYJ Abp	233,378	7,631,619
		23,147,076
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	2,403,208	16,393,006
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	268,297	3,123,450
UPM-Kymmene Oyj	246,046	6,602,323
		9,725,773
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	208,689	4,652,148
TOTAL FINLAND		104,238,448
FRANCE - 5.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	863,185	13,807,833
Entertainment - 0.0%
Bollore SE	323,254	1,799,651
Media - 0.1%
Publicis Groupe SA	106,149	10,639,220
TOTAL COMMUNICATION SERVICES		26,246,704

Consumer Discretionary - 1.0%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	310,887	9,931,417
Automobiles - 0.0%
Renault SA	88,323	3,430,846
Hotels, Restaurants & Leisure - 0.0%
Accor SA	90,233	4,591,913
FDJ UNITED	51,884	1,511,847
Sodexo SA	38,714	2,143,722
Sodexo SA	2,224	123,150
		8,370,632
Textiles, Apparel & Luxury Goods - 0.9%
Hermes International SCA	14,671	36,340,725
Kering SA	34,513	12,256,156
LVMH Moet Hennessy Louis Vuitton SE	115,857	81,890,414
		130,487,295
TOTAL CONSUMER DISCRETIONARY		152,220,190

Consumer Staples - 0.6%
Beverages - 0.1%
Pernod Ricard SA	93,499	9,156,277
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	271,341	4,086,653
Food Products - 0.2%
Danone SA	299,809	26,478,124
Personal Care Products - 0.3%
L'Oreal SA	81,688	34,089,335
L'Oreal SA	25,300	10,557,979
L'Oreal SA	4,395	1,834,083
		46,481,397
TOTAL CONSUMER STAPLES		86,202,451

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	951,121	59,383,275
Financials - 0.7%
Banks - 0.5%
BNP Paribas SA	471,592	36,528,579
Credit Agricole SA	491,015	8,863,497
Societe Generale SA Series A	333,953	21,179,518
		66,571,594
Capital Markets - 0.0%
Amundi SA (d)(e)	28,302	2,097,613
Financial Services - 0.0%
Edenred SE	111,415	3,201,573
Insurance - 0.2%
AXA SA	820,878	35,616,593
TOTAL FINANCIALS		107,487,373

Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
BioMerieux	19,305	2,483,313
EssilorLuxottica SA	139,463	51,006,619
		53,489,932
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	13,384	3,196,488
Pharmaceuticals - 0.0%
Ipsen SA	17,527	2,460,664
TOTAL HEALTH CARE		59,147,084

Industrials - 1.6%
Aerospace & Defense - 1.0%
Airbus SE	275,252	67,869,207
Dassault Aviation SA	9,116	2,929,507
Safran SA	166,785	59,261,799
Thales SA	42,992	12,259,294
		142,319,807
Building Products - 0.1%
Cie de Saint-Gobain SA	208,204	20,208,710
Construction & Engineering - 0.4%
Bouygues SA	88,095	3,973,366
Eiffage SA	31,565	3,882,108
Vinci SA	229,099	30,634,273
		38,489,747
Electrical Equipment - 0.1%
Legrand SA	121,525	20,985,873
Machinery - 0.0%
Alstom SA (c)	159,329	3,984,434
Professional Services - 0.0%
Bureau Veritas SA	156,757	5,145,936
Teleperformance SE	24,453	1,746,389
		6,892,325
Trading Companies & Distributors - 0.0%
Rexel SA	103,843	3,590,839
Transportation Infrastructure - 0.0%
Aeroports de Paris SA	16,163	2,215,141
Getlink SE Series A	139,482	2,545,051
		4,760,192
TOTAL INDUSTRIALS		241,231,927

Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	75,550	11,623,024
Software - 0.0%
Dassault Systemes SE	311,851	8,874,577
TOTAL INFORMATION TECHNOLOGY		20,497,601

Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	197,623	38,247,742
Air Liquide SA	60,830	11,772,972
Arkema SA	26,422	1,568,449
		51,589,163
Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	25,849	1,656,593
Office REITs - 0.0%
Gecina SA	21,552	2,001,016
Retail REITs - 0.0%
Klepierre SA	99,718	3,809,110
Unibail-Rodamco-Westfield unit	56,357	5,823,005
		9,632,115
TOTAL REAL ESTATE		13,289,724

Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	643,628	15,069,237
Engie SA	202,100	4,731,759
Veolia Environnement SA	291,887	9,646,028
		29,447,024
TOTAL FRANCE		846,742,516
GERMANY - 5.5%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Deutsche Telekom AG	1,616,932	50,084,769
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	29,102	2,603,046
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	34,534	3,988,523
TOTAL COMMUNICATION SERVICES		56,676,338

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Continental AG	50,699	3,826,534
Automobiles - 0.3%
Bayerische Motoren Werke AG	129,175	12,018,688
Mercedes-Benz Group AG	334,633	21,712,519
		33,731,207
Specialty Retail - 0.0%
Zalando SE (c)(d)(e)	103,578	2,896,381
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	79,292	14,992,719
TOTAL CONSUMER DISCRETIONARY		55,446,841

Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	46,604	3,478,247
Personal Care Products - 0.0%
Beiersdorf AG	44,744	4,743,491
TOTAL CONSUMER STAPLES		8,221,738

Financials - 1.2%
Banks - 0.1%
Commerzbank AG	357,195	12,973,323
Capital Markets - 0.3%
Deutsche Bank AG	857,842	30,583,324
Deutsche Boerse AG	87,284	22,103,815
		52,687,139
Insurance - 0.8%
Allianz SE	178,887	71,884,286
Hannover Rueck SE	28,002	7,985,207
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	60,543	37,457,586
Talanx AG	29,648	3,605,332
		120,932,411
TOTAL FINANCIALS		186,592,873

Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (d)(e)	156,591	8,766,624
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	102,136	5,483,401
Fresenius SE & Co KGaA	195,735	11,285,210
		16,768,611
Pharmaceuticals - 0.1%
Bayer AG	455,348	14,163,368
Merck KGaA	59,886	7,844,684
		22,008,052
TOTAL HEALTH CARE		47,543,287

Industrials - 1.6%
Aerospace & Defense - 0.4%
Hensoldt AG (b)	29,194	3,102,573
MTU Aero Engines AG	24,981	10,887,144
Rheinmetall AG	21,272	41,719,369
		55,709,086
Air Freight & Logistics - 0.1%
Deutsche Post AG	444,347	20,416,136
Electrical Equipment - 0.3%
Siemens Energy AG (c)	314,947	39,237,777
Industrial Conglomerates - 0.7%
Siemens AG	352,139	99,795,253
Machinery - 0.1%
Daimler Truck Holding AG	220,413	8,818,390
Gea Group Ag	67,515	4,824,912
Knorr-Bremse AG	33,850	3,144,787
Rational AG	2,354	1,724,326
		18,512,415
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	282,592	2,473,590
Trading Companies & Distributors - 0.0%
Brenntag SE	56,844	3,154,848
TOTAL INDUSTRIALS		239,299,105

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG (b)	606,082	24,057,151
Software - 0.8%
Nemetschek SE	26,580	3,063,744
SAP SE	483,852	125,836,612
		128,900,356
TOTAL INFORMATION TECHNOLOGY		152,957,507

Materials - 0.3%
Chemicals - 0.2%
BASF SE	414,171	20,435,965
Covestro AG	83,512	5,833,363
Evonik Industries AG	116,679	1,954,140
Symrise AG	61,147	5,056,797
		33,280,265
Construction Materials - 0.1%
Heidelberg Materials AG	62,105	14,570,062
TOTAL MATERIALS		47,850,327

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	34,929	2,659,233
Vonovia SE	348,577	10,476,748
		13,135,981
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	293,118	14,430,356
Multi-Utilities - 0.1%
E.ON SE	1,040,021	19,351,029
TOTAL UTILITIES		33,781,385

TOTAL GERMANY		841,505,382
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	79,522	1,494,991
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	87,920	1,819,071
Specialty Retail - 0.0%
FF Group (c)(f)	5,453	0
JUMBO SA	52,645	1,671,162
		1,671,162
TOTAL CONSUMER DISCRETIONARY		3,490,233

Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	1,012,574	3,968,288
Eurobank Ergasias Services and Holdings SA	1,188,611	4,471,084
National Bank of Greece SA	400,237	5,879,691
Piraeus Financial Holdings SA	519,930	4,058,441
		18,377,504
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	83,755	1,456,792
TOTAL GREECE		24,819,520
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	1,755,557	2,559,723
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	3,839,946	3,686,483
Financials - 0.7%
Banks - 0.0%
Hang Seng Bank Ltd	349,050	6,809,811
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	28,610	5,694,534
Hong Kong Exchanges & Clearing Ltd	558,602	30,451,359
		36,145,893
Insurance - 0.5%
AIA Group Ltd	4,926,295	47,936,480
Prudential PLC	1,197,374	16,653,186
		64,589,666
TOTAL FINANCIALS		107,545,370

Industrials - 0.1%
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (c)	1,101,600	1,413,407
Ground Transportation - 0.0%
MTR Corp Ltd	716,318	2,627,235
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	163,004	1,346,733
Machinery - 0.1%
Techtronic Industries Co Ltd	680,347	7,949,954
Marine Transportation - 0.0%
Orient Overseas International Ltd	61,000	1,055,845
TOTAL INDUSTRIALS		14,393,174

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	890,471	4,405,056
Henderson Land Development Co Ltd	671,059	2,355,881
Hongkong Land Holdings Ltd (Singapore)	507,067	3,098,179
Jinmao Property Services Co Ltd (e)	316	113
Sino Land Co Ltd	1,706,587	2,119,356
Sun Hung Kai Properties Ltd	672,062	8,168,825
Wharf Real Estate Investment Co Ltd	780,654	2,220,236
		22,367,646
Retail REITs - 0.0%
Link REIT	1,206,085	6,282,994
TOTAL REAL ESTATE		28,650,640

Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd (b)	293,636	1,910,199
CLP Holdings Ltd	758,108	6,468,340
Power Assets Holdings Ltd	637,354	4,048,593
		12,427,132
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	5,165,468	4,806,138
TOTAL UTILITIES		17,233,270

TOTAL HONG KONG		174,068,660
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	191,637	1,686,012
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	103,849	9,905,163
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	63,021	1,942,467
TOTAL HUNGARY		13,533,642
INDIA - 4.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (c)	610,540	2,500,900
Tata Communications Ltd	53,971	1,140,282
		3,641,182
Interactive Media & Services - 0.0%
Info Edge India Ltd	164,970	2,561,574
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	1,188,330	27,504,355
Vodafone Idea Ltd (c)	12,582,646	1,237,498
		28,741,853
TOTAL COMMUNICATION SERVICES		34,944,609

Consumer Discretionary - 0.6%
Automobile Components - 0.1%
Balkrishna Industries Ltd	34,646	889,832
Bharat Forge Ltd	123,944	1,849,700
Bosch Ltd	3,418	1,434,162
MRF Ltd	1,079	1,914,704
Samvardhana Motherson International Ltd	2,197,129	2,608,635
Tube Investments of India Ltd	48,767	1,660,819
		10,357,852
Automobiles - 0.3%
Bajaj Auto Ltd	31,002	3,105,788
Eicher Motors Ltd	63,178	4,987,194
Hero MotoCorp Ltd	55,482	3,465,242
Hyundai Motor India Ltd	75,012	2,060,854
Mahindra & Mahindra Ltd	432,524	16,992,032
Maruti Suzuki India Ltd	58,351	10,640,109
Tata Motors Passenger Vehicles Limited	931,192	4,301,118
TVS Motor Co Ltd	109,442	4,326,020
		49,878,357
Broadline Retail - 0.0%
Vishal Mega Mart Ltd	985,519	1,606,430
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (c)	1,110,138	3,973,935
Indian Hotels Co Ltd/The	398,641	3,331,402
Jubilant Foodworks Ltd	172,765	1,163,607
Swiggy Ltd (c)	408,085	1,884,689
		10,353,633
Household Durables - 0.0%
Dixon Technologies India Ltd (e)	16,767	2,926,693
Specialty Retail - 0.0%
FSN E-Commerce Ventures Ltd (c)	534,131	1,491,944
Trent Ltd	83,548	4,418,401
		5,910,345
Textiles, Apparel & Luxury Goods - 0.1%
Kalyan Jewellers India Ltd	195,595	1,123,131
Page Industries Ltd	2,872	1,333,030
Titan Co Ltd	164,651	6,949,788
		9,405,949
TOTAL CONSUMER DISCRETIONARY		90,439,259

Consumer Staples - 0.3%
Beverages - 0.0%
United Spirits Ltd	135,443	2,184,117
Varun Beverages Ltd	623,132	3,296,952
		5,481,069
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (c)(d)(e)	74,958	3,507,442
Food Products - 0.1%
Britannia Industries Ltd	50,136	3,296,556
Marico Ltd	235,490	1,909,999
Nestle India Ltd	311,782	4,466,422
Tata Consumer Products Ltd	274,778	3,606,335
		13,279,312
Personal Care Products - 0.2%
Colgate-Palmolive India Ltd	62,913	1,589,747
Dabur India Ltd	253,581	1,392,817
Godrej Consumer Products Ltd	191,407	2,412,075
Hindustan Unilever Ltd	381,235	10,589,026
		15,983,665
Tobacco - 0.0%
ITC Ltd	1,383,364	6,550,972
TOTAL CONSUMER STAPLES		44,802,460

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Bharat Petroleum Corp Ltd	701,189	2,818,501
Coal India Ltd	852,166	3,731,136
Hindustan Petroleum Corp Ltd	442,760	2,374,289
Indian Oil Corp Ltd	1,303,971	2,437,096
Oil & Natural Gas Corp Ltd	1,459,870	4,199,932
Oil India Ltd	218,288	1,065,680
Petronet LNG Ltd	336,574	1,066,428
Reliance Industries Ltd	2,821,329	47,244,110
		64,937,172
Financials - 1.4%
Banks - 1.0%
AU Small Finance Bank Ltd (d)(e)	169,888	1,680,124
Axis Bank Ltd	1,064,442	14,783,350
Bank of Baroda	481,330	1,509,630
Canara Bank	848,757	1,309,877
HDFC Bank Ltd/Gandhinagar	5,255,598	58,456,057
ICICI Bank Ltd	2,446,321	37,070,820
IDFC First Bank Ltd	1,693,408	1,559,961
IndusInd Bank Ltd/Gift City (c)	266,582	2,386,970
Kotak Mahindra Bank Ltd	507,035	12,007,987
Punjab National Bank	1,072,400	1,484,676
State Bank of India	825,985	8,719,067
Union Bank of India Ltd	720,705	1,207,088
Yes Bank Ltd (c)	6,562,203	1,681,119
		143,856,726
Capital Markets - 0.0%
BSE Ltd	92,678	2,588,280
HDFC Asset Management Co Ltd (d)(e)	44,545	2,699,347
		5,287,627
Consumer Finance - 0.2%
Bajaj Finance Ltd	1,296,669	15,233,104
Cholamandalam Investment and Finance Co Ltd	193,984	3,708,129
Muthoot Finance Ltd	56,205	2,012,717
SBI Cards & Payment Services Ltd	131,436	1,301,033
Shriram Finance Ltd	649,659	5,481,098
Sundaram Finance Ltd	30,491	1,578,222
		29,314,303
Financial Services - 0.1%
Bajaj Finserv Ltd	178,424	4,197,632
Bajaj Holdings & Investment Ltd	12,142	1,682,905
Jio Financial Services Ltd	1,320,008	4,562,367
Power Finance Corp Ltd	687,109	3,121,463
REC Ltd	610,859	2,579,626
		16,143,993
Insurance - 0.1%
HDFC Life Insurance Co Ltd (d)(e)	447,825	3,692,229
ICICI Lombard General Insurance Co Ltd (d)(e)	112,769	2,532,840
ICICI Prudential Life Insurance Co Ltd (d)(e)	168,584	1,122,722
PB Fintech Ltd (c)	159,153	3,201,169
SBI Life Insurance Co Ltd (d)(e)	209,834	4,623,133
		15,172,093
TOTAL FINANCIALS		209,774,742

Health Care - 0.3%
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd	46,326	4,008,675
Max Healthcare Institute Ltd	357,918	4,628,156
		8,636,831
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	54,827	4,161,824
Pharmaceuticals - 0.2%
Alkem Laboratories Ltd	18,786	1,165,382
Aurobindo Pharma Ltd	121,938	1,564,526
Cipla Ltd/India	260,698	4,409,237
Dr Reddy's Laboratories Ltd	269,498	3,626,422
Lupin Ltd	106,405	2,353,700
Mankind Pharma Ltd	56,804	1,525,610
Sun Pharmaceutical Industries Ltd	444,162	8,459,919
Torrent Pharmaceuticals Ltd	54,912	2,202,357
Zydus Lifesciences Ltd	112,674	1,236,920
		26,544,073
TOTAL HEALTH CARE		39,342,728

Industrials - 0.4%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	1,696,236	8,142,468
Hindustan Aeronautics Ltd (e)	92,301	4,866,222
		13,008,690
Building Products - 0.0%
Astral Ltd	57,402	937,742
Commercial Services & Supplies - 0.0%
Indian Railway Catering & Tourism Corp Ltd	110,546	895,053
Construction & Engineering - 0.1%
Larsen & Toubro Ltd	312,159	14,175,426
Rail Vikas Nigam Ltd (e)	241,627	895,026
Voltas Ltd	106,264	1,656,361
		16,726,813
Electrical Equipment - 0.1%
ABB India Ltd	24,725	1,454,002
Bharat Heavy Electricals Ltd	489,797	1,464,949
CG Power & Industrial Solutions Ltd	328,254	2,724,140
Havells India Ltd	102,823	1,730,494
Hitachi Energy India Ltd	6,134	1,228,528
Polycab India Ltd	24,421	2,119,522
Suzlon Energy Ltd (c)	4,427,294	2,957,681
		13,679,316
Ground Transportation - 0.0%
Container Corp Of India Ltd	143,758	883,051
Industrial Conglomerates - 0.0%
Siemens Ltd	40,463	1,411,430
Machinery - 0.1%
Ashok Leyland Ltd	1,377,736	2,196,710
Cummins India Ltd	64,000	3,132,118
Tata Motors Ltd /new (c)(f)	931,192	2,735,406
		8,064,234
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (d)(e)	88,157	5,586,471
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	74,848	2,092,017
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	251,032	4,104,917
GMR Airports Ltd (c)	1,243,217	1,316,117
		5,421,034
TOTAL INDUSTRIALS		68,705,851

Information Technology - 0.4%
IT Services - 0.4%
HCL Technologies Ltd	440,912	7,656,913
Infosys Ltd	1,541,023	25,678,478
LTIMindtree Ltd (d)(e)	34,760	2,226,026
Mphasis Ltd	48,313	1,504,607
Persistent Systems Ltd	50,588	3,371,925
Tata Consultancy Services Ltd	419,325	14,445,962
Tech Mahindra Ltd	249,126	3,997,691
Wipro Ltd	1,223,003	3,315,948
		62,197,550
Semiconductors & Semiconductor Equipment - 0.0%
WAAREE Energies Ltd	39,279	1,516,643
Software - 0.0%
Oracle Financial Services Software Ltd	9,767	936,923
Tata Elxsi Ltd	15,443	948,954
		1,885,877
TOTAL INFORMATION TECHNOLOGY		65,600,070

Materials - 0.4%
Chemicals - 0.1%
Asian Paints Ltd	156,516	4,427,200
Coromandel International Ltd	54,845	1,312,721
PI Industries Ltd	35,416	1,427,333
Pidilite Industries Ltd	140,694	2,289,715
Solar Industries India Ltd	12,732	1,990,590
SRF Ltd	62,782	2,072,694
Supreme Industries Ltd	30,145	1,294,742
UPL Ltd	208,210	1,689,089
		16,504,084
Construction Materials - 0.1%
Ambuja Cements Ltd	286,717	1,826,281
Grasim Industries Ltd	125,718	4,095,519
Shree Cement Ltd	4,180	1,333,135
UltraTech Cement Ltd	54,808	7,376,682
		14,631,617
Metals & Mining - 0.2%
APL Apollo Tubes Ltd	84,619	1,707,823
Hindalco Industries Ltd	626,627	5,985,306
Jindal Stainless Ltd	154,527	1,312,082
Jindal Steel Ltd	167,340	2,011,134
JSW Steel Ltd	284,439	3,864,512
NMDC Ltd	1,460,606	1,247,106
Tata Steel Ltd	3,481,668	7,171,613
Vedanta Ltd	634,220	3,526,382
		26,825,958
TOTAL MATERIALS		57,961,659

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
DLF Ltd	343,996	2,930,738
Godrej Properties Ltd (c)	69,505	1,791,556
Lodha Developers Ltd (d)(e)	139,907	1,888,071
Oberoi Realty Ltd	57,255	1,147,034
Phoenix Mills Ltd/The	91,584	1,736,036
Prestige Estates Projects Ltd	80,918	1,590,465
		11,083,900
Utilities - 0.2%
Electric Utilities - 0.1%
Power Grid Corp of India Ltd	2,158,862	7,008,124
Tata Power Co Ltd/The	739,833	3,374,735
Torrent Power Ltd	83,312	1,235,625
		11,618,484
Gas Utilities - 0.0%
GAIL India Ltd	1,078,857	2,221,280
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (c)	1,332,105	2,368,870
JSW Energy Ltd	207,913	1,235,439
NHPC Ltd	1,426,169	1,363,107
NTPC Ltd	2,023,678	7,681,837
		12,649,253
TOTAL UTILITIES		26,489,017

TOTAL INDIA		714,081,467
INDONESIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	22,845,200	4,419,054
Media - 0.0%
Surya Citra Media Tbk PT	20	0
TOTAL COMMUNICATION SERVICES		4,419,054

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (c)	414,425,012	1,495,220
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	8,735,100	1,055,775
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	3,517,100	987,664
Indofood CBP Sukses Makmur Tbk PT	1,093,500	572,066
Indofood Sukses Makmur Tbk PT	1,959,000	871,714
		2,431,444
TOTAL CONSUMER STAPLES		3,487,219

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dian Swastatika Sentosa Tbk PT (c)	460,400	2,341,451
Petrindo Jaya Kreasi Tbk PT	10,352,000	1,251,204
United Tractors Tbk PT	699,300	1,131,159
		4,723,814
Financials - 0.3%
Banks - 0.3%
Bank Central Asia Tbk PT	25,719,500	13,168,179
Bank Mandiri Persero Tbk PT	17,320,800	4,907,219
Bank Negara Indonesia Persero Tbk PT	6,941,200	1,828,169
Bank Rakyat Indonesia Persero Tbk PT	31,636,254	7,568,033
		27,471,600
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	8,357,100	640,727
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	9,366,800	3,463,970
Jardine Matheson Holdings Ltd (Singapore)	74,619	4,383,866
		7,847,836
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT (c)	10,884,247	2,258,007
Chandra Asri Pacific Tbk PT	4,027,300	1,683,087
		3,941,094
Metals & Mining - 0.0%
Amman Mineral Internasional PT (c)	6,670,000	2,847,685
TOTAL MATERIALS		6,788,779

TOTAL INDONESIA		56,874,249
IRELAND - 0.3%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	75,763	6,907,662
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	990,630	9,117,670
Bank of Ireland Group PLC	447,121	7,310,581
		16,428,251
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	71,829	5,373,311
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	81,850	10,660,144
TOTAL INDUSTRIALS		16,033,455

TOTAL IRELAND		39,369,368
ISRAEL - 0.5%
Financials - 0.3%
Banks - 0.3%
Bank Hapoalim BM	580,155	11,804,470
Bank Leumi Le-Israel BM	693,086	14,108,671
Israel Discount Bank Ltd Class A	570,502	5,714,737
Mizrahi Tefahot Bank Ltd	72,609	4,728,515
		36,356,393
Insurance - 0.0%
Phoenix Financial Ltd	103,978	4,007,929
TOTAL FINANCIALS		40,364,322

Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (c)	531,677	10,888,745
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	12,903	6,177,379
Information Technology - 0.1%
IT Services - 0.0%
Wix.com Ltd (c)	25,610	3,727,279
Semiconductors & Semiconductor Equipment - 0.0%
Nova Ltd (Israel) (c)	13,507	4,677,054
Software - 0.1%
Check Point Software Technologies Ltd (c)	40,211	7,868,489
Nice Ltd (c)	28,800	3,903,107
Nice Ltd ADR (b)(c)	275	37,582
		11,809,178
TOTAL INFORMATION TECHNOLOGY		20,213,511

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	356,460	2,339,971
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	19,919	2,101,048
TOTAL ISRAEL		82,084,976
ITALY - 1.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (d)(e)	130,108	1,428,454
Telecom Italia SpA/Milano (c)	3,480,939	2,051,090
Telecom Italia SpA/Milano (c)	1,667,908	1,107,753
		4,587,297
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ferrari NV (Italy)	58,419	23,332,153
Textiles, Apparel & Luxury Goods - 0.0%
Moncler SpA	108,571	6,507,507
TOTAL CONSUMER DISCRETIONARY		29,839,660

Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	101,100	4,587,433
Davide Campari-Milano NV	286,468	1,992,410
		6,579,843
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	948,401	17,488,025
Financials - 1.1%
Banks - 0.9%
Banca Monte dei Paschi di Siena SpA	917,752	8,022,710
Banco BPM SpA	528,122	7,673,166
BPER Banca SPA	679,573	8,111,173
FinecoBank Banca Fineco SpA	284,725	6,501,410
Intesa Sanpaolo SpA	6,598,994	42,532,796
UniCredit SpA	649,633	48,103,176
		120,944,431
Financial Services - 0.0%
Banca Mediolanum SpA	105,284	2,112,801
Nexi SpA (d)(e)	250,313	1,317,397
		3,430,198
Insurance - 0.2%
Generali	394,769	15,175,267
Poste Italiane Spa (d)(e)	211,326	5,088,489
Unipol Assicurazioni SpA	165,296	3,613,371
		23,877,127
TOTAL FINANCIALS		148,251,756

Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	52,845	3,136,956
Industrials - 0.2%
Aerospace & Defense - 0.0%
Leonardo SpA	187,872	11,053,391
Electrical Equipment - 0.1%
Prysmian SpA	130,657	13,527,053
Passenger Airlines - 0.1%
Ryanair Holdings PLC	393,536	11,914,544
TOTAL INDUSTRIALS		36,494,988

Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	3,762,610	38,061,662
Terna - Rete Elettrica Nazionale	651,004	6,667,875
		44,729,537
Gas Utilities - 0.0%
Snam SpA	931,794	5,743,925
TOTAL UTILITIES		50,473,462

TOTAL ITALY		296,851,987
JAPAN - 13.7%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.1%
NTT Inc (b)	13,812,325	14,216,388
Entertainment - 0.4%
Capcom Co Ltd	159,248	4,158,462
Konami Group Corp	46,592	7,781,961
Nexon Co Ltd	151,279	3,092,135
Nintendo Co Ltd	511,510	43,626,635
Toho Co Ltd/Tokyo	49,213	2,891,914
		61,551,107
Interactive Media & Services - 0.0%
LY Corp	1,275,496	3,748,067
Wireless Telecommunication Services - 0.8%
KDDI Corp	1,454,174	23,180,062
SoftBank Corp	13,275,790	18,864,884
SoftBank Group Corp	442,742	77,687,353
		119,732,299
TOTAL COMMUNICATION SERVICES		199,247,861

Consumer Discretionary - 2.3%
Automobile Components - 0.3%
Aisin Corp	226,786	4,082,913
Bridgestone Corp	264,520	11,547,658
Denso Corp	809,400	11,352,398
Sumitomo Electric Industries Ltd	331,532	12,154,667
		39,137,636
Automobiles - 0.9%
Honda Motor Co Ltd	1,834,927	18,546,061
Isuzu Motors Ltd	249,345	3,066,049
Nissan Motor Co Ltd (c)	1,025,171	2,343,267
Subaru Corp	272,105	5,788,524
Suzuki Motor Corp	728,856	10,915,578
Toyota Motor Corp	4,390,065	89,500,855
Yamaha Motor Co Ltd	427,334	3,091,801
		133,252,135
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	885,440	5,267,136
Rakuten Group Inc (c)	698,150	4,573,243
Ryohin Keikaku Co Ltd	232,600	4,783,008
		14,623,387
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	500,785	10,138,532
Zensho Holdings Co Ltd	44,300	2,761,025
		12,899,557
Household Durables - 0.6%
Panasonic Holdings Corp	1,080,780	12,557,836
Sekisui House Ltd	275,308	5,914,897
Sony Group Corp	2,849,410	79,354,894
		97,827,627
Leisure Products - 0.0%
Bandai Namco Holdings Inc	271,594	8,462,750
Shimano Inc	34,274	3,590,746
		12,053,496
Specialty Retail - 0.3%
Fast Retailing Co Ltd	88,474	32,480,575
Nitori Holdings Co Ltd	184,800	2,994,165
Sanrio Co Ltd	83,000	3,854,591
ZOZO Inc	208,721	1,806,044
		41,135,375
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	323,639	8,280,504
TOTAL CONSUMER DISCRETIONARY		359,209,717

Consumer Staples - 0.7%
Beverages - 0.1%
Asahi Group Holdings Ltd	669,347	7,214,233
Kirin Holdings Co Ltd	360,008	5,056,371
Suntory Beverage & Food Ltd	64,237	1,943,241
		14,213,845
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd	1,031,926	16,334,978
Kobe Bussan Co Ltd	70,321	1,632,199
MatsukiyoCocokara & Co	152,800	2,768,763
Seven & i Holdings Co Ltd	964,620	12,269,779
		33,005,719
Food Products - 0.1%
Ajinomoto Co Inc	419,422	11,901,450
Kikkoman Corp	312,465	2,485,770
MEIJI Holdings Co Ltd	111,526	2,144,258
Nissin Foods Holdings Co Ltd	90,289	1,628,142
Yakult Honsha Co Ltd	115,354	1,724,210
		19,883,830
Household Products - 0.0%
Unicharm Corp	514,291	3,181,990
Personal Care Products - 0.1%
Kao Corp	215,705	9,128,558
Shiseido Co Ltd	184,394	3,110,923
		12,239,481
Tobacco - 0.1%
Japan Tobacco Inc	556,781	19,383,103
TOTAL CONSUMER STAPLES		101,907,968

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	1,257,705	7,939,105
Idemitsu Kosan Co Ltd	360,525	2,506,667
Inpex Corp	409,906	7,556,570
		18,002,342
Financials - 2.1%
Banks - 1.3%
Chiba Bank Ltd/The	260,332	2,543,182
Japan Post Bank Co Ltd	828,666	9,291,641
Mitsubishi UFJ Financial Group Inc	5,311,757	80,235,581
Mizuho Financial Group Inc	1,164,914	39,019,353
Resona Holdings Inc	963,443	9,336,851
Sumitomo Mitsui Financial Group Inc	1,709,855	46,292,288
Sumitomo Mitsui Trust Group Inc	298,054	8,186,520
Yokohama Financial Group Inc	474,715	3,453,089
		198,358,505
Capital Markets - 0.2%
Daiwa Securities Group Inc	613,044	4,731,788
Japan Exchange Group Inc	456,316	5,088,455
Nomura Holdings Inc	1,393,906	9,947,058
SBI Holdings Inc	130,364	5,848,658
		25,615,959
Financial Services - 0.1%
Mitsubishi HC Capital Inc	405,999	3,177,177
ORIX Corp	539,296	13,192,285
Sony Financial Group Inc (c)	2,803,410	2,826,876
		19,196,338
Insurance - 0.5%
Dai-ichi Life Holdings Inc	1,630,460	11,479,132
Japan Post Holdings Co Ltd	826,330	7,756,060
Japan Post Insurance Co Ltd	86,816	2,248,844
Ms&Ad Insurance Group Holdings Inc	596,411	12,294,692
Sompo Holdings Inc	411,537	12,541,785
T&D Holdings Inc	227,927	4,911,723
Tokio Marine Holdings Inc	851,363	31,750,049
		82,982,285
TOTAL FINANCIALS		326,153,087

Health Care - 0.9%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	158,970	25,876,078
Olympus Corp	528,248	6,510,980
Sysmex Corp	231,395	2,579,491
Terumo Corp	617,770	9,971,378
		44,937,927
Health Care Technology - 0.0%
M3 Inc	203,334	2,849,697
Pharmaceuticals - 0.6%
Astellas Pharma Inc	837,930	8,771,139
Chugai Pharmaceutical Co Ltd	311,160	14,241,091
Daiichi Sankyo Co Ltd	789,973	18,870,972
Eisai Co Ltd	120,848	3,589,259
Kyowa Kirin Co Ltd	109,563	1,693,460
Otsuka Holdings Co Ltd	201,185	10,931,952
Shionogi & Co Ltd	347,080	5,810,566
Takeda Pharmaceutical Co Ltd	736,046	19,864,049
		83,772,488
TOTAL HEALTH CARE		131,560,112

Industrials - 3.5%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd	133,716	1,229,048
Building Products - 0.1%
Agc Inc	90,873	2,842,177
Daikin Industries Ltd	122,246	14,202,546
		17,044,723
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	182,676	3,057,639
Secom Co Ltd	194,312	6,572,893
TOPPAN Holdings Inc	109,558	2,687,231
		12,317,763
Construction & Engineering - 0.1%
Kajima Corp	196,444	6,342,907
Obayashi Corp	298,543	5,059,985
Taisei Corp	72,387	5,277,191
		16,680,083
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	61,825	4,436,990
Fujikura Ltd	116,600	16,017,273
Mitsubishi Electric Corp	881,396	24,690,070
NIDEC CORP	387,382	4,733,244
		49,877,577
Ground Transportation - 0.2%
Central Japan Railway Co	357,510	8,736,504
East Japan Railway Co	446,385	10,879,386
Hankyu Hanshin Holdings Inc	110,721	2,971,527
Tokyo Metro Co Ltd (b)	134,300	1,411,322
Tokyu Corp	231,581	2,578,632
West Japan Railway Co	195,218	4,004,179
		30,581,550
Industrial Conglomerates - 0.5%
Hikari Tsushin Inc	8,222	2,176,741
Hitachi Ltd	2,122,880	73,255,959
Sekisui Chemical Co Ltd	174,652	3,031,563
		78,464,263
Machinery - 0.9%
Daifuku Co Ltd	150,103	4,799,868
FANUC Corp	432,650	14,438,156
IHI Corp	477,300	9,957,300
Kawasaki Heavy Industries Ltd	70,200	5,648,433
Komatsu Ltd	440,663	14,740,607
Kubota Corp	454,025	5,893,693
Makita Corp	104,420	3,168,308
MINEBEA MITSUMI Inc	167,360	3,318,747
Mitsubishi Heavy Industries Ltd	1,485,210	44,838,022
SMC Corp	26,657	9,125,292
Toyota Industries Corp	75,242	8,214,565
		124,142,991
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	162,000	2,326,299
Mitsui OSK Lines Ltd	158,500	4,713,552
Nippon Yusen KK	200,553	6,937,565
		13,977,416
Passenger Airlines - 0.0%
ANA Holdings Inc	74,956	1,405,152
Japan Airlines Co Ltd	64,840	1,168,811
		2,573,963
Professional Services - 0.2%
Recruit Holdings Co Ltd	616,136	30,552,936
Trading Companies & Distributors - 1.0%
ITOCHU Corp	550,522	31,903,913
Marubeni Corp	654,429	16,136,722
Mitsubishi Corp	1,490,742	35,796,675
Mitsui & Co Ltd	1,144,208	28,228,401
MonotaRO Co Ltd	117,450	1,638,674
Sumitomo Corp	504,561	14,687,305
Toyota Tsusho Corp	320,333	9,804,755
		138,196,445
TOTAL INDUSTRIALS		515,638,758

Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 0.5%
Keyence Corp	90,220	33,585,889
Kyocera Corp	597,268	7,944,970
Murata Manufacturing Co Ltd	774,998	16,709,670
Shimadzu Corp	109,821	2,957,350
TDK Corp	902,120	15,762,038
Yokogawa Electric Corp	105,623	3,168,484
		80,128,401
IT Services - 0.4%
Fujitsu Ltd	816,240	21,271,586
NEC Corp	600,980	21,908,414
Nomura Research Institute Ltd	175,324	6,769,801
Obic Co Ltd	150,345	4,670,051
Otsuka Corp	105,108	2,080,198
SCSK Corp	72,056	2,651,544
TIS Inc	99,120	3,418,486
		62,770,080
Semiconductors & Semiconductor Equipment - 0.9%
Advantest Corp	355,148	53,181,931
Disco Corp	42,787	14,208,843
Lasertec Corp	36,674	7,446,010
Renesas Electronics Corp	781,567	9,652,019
SCREEN Holdings Co Ltd	37,600	3,582,869
Tokyo Electron Ltd	207,644	45,779,343
		133,851,015
Software - 0.0%
Oracle Corp Japan	18,038	1,665,568
Trend Micro Inc/Japan	58,530	2,993,914
		4,659,482
Technology Hardware, Storage & Peripherals - 0.2%
Canon Inc	401,983	11,563,108
FUJIFILM Holdings Corp	519,159	12,032,388
		23,595,496
TOTAL INFORMATION TECHNOLOGY		305,004,474

Materials - 0.4%
Chemicals - 0.3%
Asahi Kasei Corp	565,830	4,341,665
Mitsubishi Chemical Group Corp	597,962	3,127,748
Nippon Paint Holdings Co Ltd	436,210	2,780,977
Nippon Sanso Holdings Corp	80,847	2,690,178
Nitto Denko Corp	328,475	8,214,539
Shin-Etsu Chemical Co Ltd	781,945	23,504,440
Toray Industries Inc	638,253	3,918,313
		48,577,860
Metals & Mining - 0.1%
JFE Holdings Inc	265,142	3,042,655
Nippon Steel Corp	2,242,120	9,242,088
Sumitomo Metal Mining Co Ltd	113,928	3,726,863
		16,011,606
TOTAL MATERIALS		64,589,466

Real Estate - 0.3%
Office REITs - 0.0%
Nippon Building Fund Inc	3,578	3,301,483
Real Estate Management & Development - 0.3%
Daito Trust Construction Co Ltd	136,225	2,546,872
Daiwa House Industry Co Ltd	259,159	8,800,072
Hulic Co Ltd	213,794	2,205,778
Mitsubishi Estate Co Ltd	492,767	10,436,646
Mitsui Fudosan Co Ltd	1,224,918	12,729,260
Sumitomo Realty & Development Co Ltd	143,508	6,128,260
		42,846,888
TOTAL REAL ESTATE		46,148,371

Utilities - 0.1%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	316,644	4,407,251
Kansai Electric Power Co Inc/The	439,794	6,870,444
		11,277,695
Gas Utilities - 0.0%
Osaka Gas Co Ltd	164,875	5,186,646
Tokyo Gas Co Ltd	146,462	5,133,915
		10,320,561
TOTAL UTILITIES		21,598,256

TOTAL JAPAN		2,089,060,412
KOREA (SOUTH) - 3.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	98,503	1,050,324
Entertainment - 0.0%
HYBE Co Ltd	10,703	2,553,575
Krafton Inc (c)	13,118	2,533,177
		5,086,752
Interactive Media & Services - 0.2%
Kakao Corp	143,590	6,540,244
NAVER Corp	66,134	12,377,625
		18,917,869
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	24,809	905,438
TOTAL COMMUNICATION SERVICES		25,960,383

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Hankook Tire & Technology Co Ltd	34,334	1,113,430
Hyundai Mobis Co Ltd	27,689	6,121,856
		7,235,286
Automobiles - 0.2%
Hyundai Motor Co	61,890	12,557,617
Kia Corp	110,609	9,278,941
		21,836,558
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (c)(d)(e)	88,415	2,245,719
Hanjin Kal Corp	10,884	797,304
		3,043,023
Household Durables - 0.0%
Coway Co Ltd	24,556	1,532,538
LG Electronics Inc	49,600	3,040,007
		4,572,545
TOTAL CONSUMER DISCRETIONARY		36,687,412

Consumer Staples - 0.1%
Food Products - 0.0%
Orion Corp/Republic of Korea	11,112	772,023
Samyang Foods Co Ltd	1,932	1,822,157
		2,594,180
Personal Care Products - 0.0%
Amorepacific Corp	13,729	1,161,326
LG H&H Co Ltd	4,078	811,741
		1,973,067
Tobacco - 0.1%
KT&G Corp	45,056	4,230,522
TOTAL CONSUMER STAPLES		8,797,769

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	19,994	2,867,757
S-Oil Corp (c)	20,919	1,050,882
SK Innovation Co Ltd	31,417	2,833,390
		6,752,029
Financials - 0.4%
Banks - 0.3%
Hana Financial Group Inc	132,097	7,902,197
Industrial Bank of Korea	129,304	1,748,770
KakaoBank Corp	77,799	1,260,125
KB Financial Group Inc	168,056	13,675,724
Shinhan Financial Group Co Ltd	202,645	10,375,517
Woori Financial Group Inc	307,486	5,464,467
		40,426,800
Capital Markets - 0.0%
Korea Investment Holdings Co Ltd	19,465	2,482,732
Mirae Asset Securities Co Ltd	103,543	1,905,308
NH Investment & Securities Co Ltd	67,536	961,587
		5,349,627
Financial Services - 0.0%
Meritz Financial Group Inc	37,716	2,915,926
Insurance - 0.1%
DB Insurance Co Ltd	21,485	1,906,090
Samsung Fire & Marine Insurance Co Ltd	13,747	4,246,464
Samsung Life Insurance Co Ltd	36,774	3,970,046
		10,122,600
TOTAL FINANCIALS		58,814,953

Health Care - 0.2%
Biotechnology - 0.2%
Alteogen Inc (c)	18,619	6,363,700
Celltrion Inc	74,998	9,214,313
		15,578,013
Health Care Equipment & Supplies - 0.0%
HLB Inc (c)	54,754	1,861,833
Life Sciences Tools & Services - 0.0%
Samsung Biologics Co Ltd (c)(d)(e)(f)	8,150	6,962,449
Pharmaceuticals - 0.0%
SK Biopharmaceuticals Co Ltd (c)	14,372	1,161,416
Yuhan Corp	25,520	2,106,937
		3,268,353
TOTAL HEALTH CARE		27,670,648

Industrials - 0.7%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	15,289	10,472,504
Hanwha Systems Co Ltd	34,795	1,458,251
Korea Aerospace Industries Ltd	33,670	2,435,861
LIG Nex1 Co Ltd	6,140	2,229,587
		16,596,203
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	17,491	2,310,497
Electrical Equipment - 0.3%
Doosan Enerbility Co Ltd (c)	207,887	12,901,485
Ecopro BM Co Ltd (b)(c)	22,710	2,542,295
Ecopro Co Ltd (b)	47,078	2,898,608
HD Hyundai Electric Co Ltd	10,874	6,619,076
Hyosung Heavy Industries Corp	2,575	3,846,483
LG Energy Solution Ltd (b)(c)	21,698	7,180,747
LS Electric Co Ltd	6,943	2,113,125
POSCO Future M Co Ltd (c)	15,989	2,421,966
		40,523,785
Industrial Conglomerates - 0.1%
Doosan Co Ltd	3,383	2,246,244
LG Corp	40,176	2,257,205
Samsung C&T Corp	39,476	6,242,095
SK Inc	16,696	2,902,870
SK Square Co Ltd (c)	42,596	7,748,737
		21,397,151
Machinery - 0.2%
Doosan Bobcat Inc	24,134	1,018,205
Hanwha Ocean Co Ltd (c)	56,867	5,474,791
HD Hyundai Heavy Industries Co Ltd	10,200	4,281,936
HD Korea Shipbuilding & Offshore Engineering Co Ltd	19,713	6,537,622
Hyundai Rotem Co Ltd	35,455	5,717,908
Samsung Heavy Industries Co Ltd (c)	326,633	6,753,149
		29,783,611
Marine Transportation - 0.0%
HMM Co Ltd	116,395	1,673,535
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	82,618	1,280,375
Trading Companies & Distributors - 0.0%
Posco International Corp	24,731	951,685
TOTAL INDUSTRIALS		114,516,842

Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 0.1%
LG Display Co Ltd (c)	139,143	1,418,059
Samsung Electro-Mechanics Co Ltd	25,867	4,434,053
Samsung SDI Co Ltd	29,697	6,690,480
		12,542,592
IT Services - 0.0%
Samsung SDS Co Ltd	19,792	2,534,134
Semiconductors & Semiconductor Equipment - 0.7%
Hanmi Semiconductor Co Ltd (b)	20,000	2,010,830
SK Hynix Inc	253,036	98,965,286
		100,976,116
Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co Ltd	2,192,593	164,913,136
TOTAL INFORMATION TECHNOLOGY		280,965,978

Materials - 0.1%
Chemicals - 0.0%
LG Chem Ltd	22,932	6,377,755
Metals & Mining - 0.1%
Korea Zinc Co Ltd	1,862	1,345,763
POSCO Holdings Inc	33,794	7,326,814
		8,672,577
TOTAL MATERIALS		15,050,332

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	117,941	3,519,311
TOTAL KOREA (SOUTH)		578,735,657
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	898,955	1,556,137
Financials - 0.2%
Banks - 0.2%
Boubyan Bank KSCP	717,992	1,675,900
Gulf Bank KSCP	937,239	1,072,440
Kuwait Finance House KSCP	5,117,980	13,397,679
National Bank of Kuwait SAKP	3,843,378	13,155,817
Warba Bank KSCP	1,027,760	968,289
		30,270,125
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	303,915	997,693
TOTAL KUWAIT		32,823,955
LUXEMBOURG - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (d)(e)	99,482	1,661,538
Reinet Investments SCA (South Africa)	63,752	2,038,924
		3,700,462
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	54,950	3,872,493
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	217,722	8,321,743
TOTAL LUXEMBOURG		15,894,698
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	1,007,136	5,018,474
Sands China Ltd	1,120,787	2,919,321

TOTAL MACAU		7,937,795
MALAYSIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	538,797	939,164
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	1,306,134	782,807
CELCOMDIGI BHD	1,662,100	1,428,739
Maxis Bhd	1,110,200	1,007,345
		3,218,891
TOTAL COMMUNICATION SERVICES		4,158,055

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
MR DIY Group M Bhd (d)(e)	1,611,350	615,606
Consumer Staples - 0.0%
Food Products - 0.0%
IOI Corp Bhd	1,167,200	1,120,378
Kuala Lumpur Kepong Bhd	237,067	1,160,428
Nestle Malaysia Bhd	33,100	893,099
QL Resources Bhd	786,125	778,992
SD Guthrie Bhd	976,540	1,231,169
		5,184,066
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	138,200	748,418
Financials - 0.2%
Banks - 0.2%
AMMB Holdings Bhd	1,173,700	1,597,443
CIMB Group Holdings Bhd	3,714,211	6,474,150
Hong Leong Bank Bhd	293,400	1,440,378
Malayan Banking Bhd	2,784,007	6,561,163
Public Bank Bhd	6,709,500	6,760,766
RHB Bank Bhd	782,663	1,265,193
		24,099,093
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	1,022,200	2,013,646
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	2,102,556	2,530,297
Industrial Conglomerates - 0.0%
Sunway Bhd	1,174,900	1,517,719
Marine Transportation - 0.0%
MISC Bhd	599,700	1,115,488
TOTAL INDUSTRIALS		5,163,504

Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	1,123,300	1,046,053
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	1,699,500	2,568,729
TOTAL MATERIALS		3,614,782

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
IOI Properties Group Bhd	30	15
Sime Darby Property Bhd	10	3
SP Setia Bhd Group	13	3
		21
Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	1,211,800	3,842,575
Gas Utilities - 0.0%
Petronas Gas Bhd	373,200	1,648,567
Multi-Utilities - 0.0%
YTL Corp Bhd	1,281,100	795,334
YTL Corp Bhd warrants 6/2/2028 (c)	266,440	74,872
YTL Power International Bhd	1,387,500	1,321,902
YTL Power International Bhd warrants 6/2/2028 (c)	209,420	82,252
		2,274,360
TOTAL UTILITIES		7,765,502

TOTAL MALAYSIA		53,362,693
MEXICO - 0.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	8,415,500	9,598,431
Consumer Staples - 0.2%
Beverages - 0.1%
Arca Continental SAB de CV	240,800	2,332,242
Coca-Cola Femsa SAB de CV unit	244,975	2,107,641
Fomento Economico Mexicano SAB de CV unit	805,500	7,598,672
		12,038,555
Consumer Staples Distribution & Retail - 0.1%
Grupo Comercial Chedraui SA de CV	154,100	1,117,357
Wal-Mart de Mexico SAB de CV Series V	2,426,700	8,022,602
		9,139,959
Food Products - 0.0%
Alfa SAB de CV Series A	1,703,151	1,284,342
Gruma SAB de CV Series B	71,615	1,215,356
Grupo Bimbo SAB de CV (b)	594,300	2,053,667
		4,553,365
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	707,900	1,370,190
TOTAL CONSUMER STAPLES		27,102,069

Financials - 0.1%
Banks - 0.1%
Grupo Financiero Banorte SAB de CV	1,176,300	11,070,649
Grupo Financiero Inbursa SAB de CV Series O	843,800	2,049,264
		13,119,913
Insurance - 0.0%
Qualitas Controladora SAB de CV	93,400	846,952
TOTAL FINANCIALS		13,966,865

Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	261,300	1,867,503
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	131,200	1,616,757
Grupo Aeroportuario del Pacifico SAB de CV Series B (b)	178,135	3,713,236
Grupo Aeroportuario del Sureste SAB de CV Series B	83,450	2,524,319
Promotora y Operadora de Infraestructura SAB de CV	90,210	1,168,309
		9,022,621
TOTAL INDUSTRIALS		10,890,124

Materials - 0.2%
Construction Materials - 0.0%
Cemex SAB de CV unit	7,042,794	7,157,088
Metals & Mining - 0.2%
Fresnillo PLC	101,726	2,969,424
Grupo Mexico SAB de CV Series B	1,444,224	12,486,006
Industrias Penoles SAB de CV (c)	91,310	3,779,940
Southern Copper Corp	41,121	5,707,595
		24,942,965
TOTAL MATERIALS		32,100,053

Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	1,303,800	1,891,996
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	487,494	1,946,722
TOTAL REAL ESTATE		3,838,718

TOTAL MEXICO		97,496,260
NETHERLANDS - 2.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	1,805,227	8,353,622
Entertainment - 0.1%
Universal Music Group NV	509,575	13,667,812
TOTAL COMMUNICATION SERVICES		22,021,434

Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	59,750	4,035,831
Heineken NV	133,150	10,310,111
		14,345,942
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	420,115	17,195,560
Food Products - 0.0%
JDE Peet's NV	78,434	2,855,051
TOTAL CONSUMER STAPLES		34,396,553

Financials - 0.6%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (d)(e)	270,839	8,088,650
ING Groep NV	1,400,394	34,967,386
		43,056,036
Capital Markets - 0.0%
Euronext NV (d)	35,927	5,134,996
Financial Services - 0.2%
Adyen NV (c)(d)(e)	11,688	20,027,206
EXOR NV	42,939	3,721,922
		23,749,128
Insurance - 0.1%
ASR Nederland NV	73,325	4,893,596
NN Group NV	124,960	8,552,807
		13,446,403
TOTAL FINANCIALS		85,386,563

Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE (c)	28,361	23,212,555
Health Care Equipment & Supplies - 0.0%
Koninklijke Philips NV	357,033	9,780,989
TOTAL HEALTH CARE		32,993,544

Industrials - 0.1%
Professional Services - 0.1%
Randstad NV	50,978	1,997,245
Wolters Kluwer NV	110,674	13,554,141
		15,551,386
Trading Companies & Distributors - 0.0%
IMCD NV	27,285	2,829,876
TOTAL INDUSTRIALS		18,381,262

Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
ASM International NV	21,782	14,110,147
ASML Holding NV	182,498	193,128,138
BE Semiconductor Industries NV	33,681	5,730,187
		212,968,472
Software - 0.0%
Nebius Group NV Class A (Russia) (c)(f)	102,848	0
TOTAL INFORMATION TECHNOLOGY		212,968,472

Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	78,779	5,215,817
TOTAL NETHERLANDS		411,363,645
NEW ZEALAND - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	427,722	3,025,282
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	271,940	5,773,415
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	784,290	3,644,337
Information Technology - 0.1%
Software - 0.1%
Xero Ltd (c)	76,610	7,268,259
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	390,059	2,080,329
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	616,468	2,088,421
TOTAL UTILITIES		4,168,750

TOTAL NEW ZEALAND		23,880,043
NORWAY - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	283,051	4,208,355
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	216,375	4,755,049
Orkla ASA	321,779	3,262,502
Salmar ASA	30,868	1,735,501
		9,753,052
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	145,341	3,772,258
Equinor ASA	356,220	8,531,935
		12,304,193
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	411,055	10,482,070
Insurance - 0.0%
Gjensidige Forsikring ASA	93,576	2,518,332
TOTAL FINANCIALS		13,000,402

Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	204,245	5,223,454
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	637,143	4,311,255
TOTAL NORWAY		48,800,711
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	31,436	8,204,796
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	76,573	1,743,567
TOTAL PERU		9,948,363
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	36,785	700,786
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	231,750	855,007
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	970,867	1,742,978
BDO Unibank Inc	1,107,112	2,517,471
Metropolitan Bank & Trust Co	804,631	945,665
		5,206,114
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Ayala Corp	110,800	883,237
DMCI Holdings Inc	4	1
SM Investments Corp	104,673	1,299,732
		2,182,970
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	464,720	4,195,260
TOTAL INDUSTRIALS		6,378,230

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Altus Property Ventures Inc (c)	7	1
Ayala Land Inc	2,921,500	990,263
SM Prime Holdings Inc	4,695,800	1,791,634
		2,781,898
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	130,840	1,303,731
TOTAL PHILIPPINES		17,225,766
POLAND - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	29,930	2,056,928
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (c)(d)(e)	316,862	2,960,124
Specialty Retail - 0.0%
CCC SA (b)(c)	25,193	1,030,096
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	513	2,490,682
TOTAL CONSUMER DISCRETIONARY		6,480,902

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (c)(d)(e)	226,063	2,697,697
Zabka Group SA (c)	137,905	800,992
		3,498,689
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	269,087	7,290,779
Financials - 0.2%
Banks - 0.2%
Bank Millennium SA (c)	283,687	1,186,062
Bank Polska Kasa Opieki SA	84,538	4,336,779
mBank SA (c)	6,923	1,839,385
Powszechna Kasa Oszczednosci Bank Polski SA	405,400	8,309,987
Santander Bank Polska SA	18,982	2,504,205
		18,176,418
Insurance - 0.0%
Powszechny Zaklad Ubezpieczen SA	278,147	4,448,243
TOTAL FINANCIALS		22,624,661

Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (c)	113,163	1,424,376
Construction & Engineering - 0.0%
Budimex SA (b)	5,954	945,739
TOTAL INDUSTRIALS		2,370,115

Materials - 0.0%
Metals & Mining - 0.0%
KGHM Polska Miedz SA (c)	64,587	3,390,249
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (c)	413,780	1,254,897
TOTAL POLAND		48,967,220
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	130,162	3,351,698
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	192,012	3,849,907
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	3,824,372	3,373,126
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	1,457,521	7,240,850
TOTAL PORTUGAL		17,815,581
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	377,687	1,405,564
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	269,728	1,111,211
Qatar Gas Transport Co Ltd	1,288,109	1,566,533
		2,677,744
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	2,760,416	1,773,308
Commercial Bank of Qatar	1,475,410	1,677,615
Dukhan Bank	837,111	799,405
Qatar International Islamic Bank QSC	442,407	1,352,373
Qatar Islamic Bank QPSC	818,783	5,505,028
Qatar National Bank QPSC	2,142,634	10,880,886
		21,988,615
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	708,047	2,469,705
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	2,647,064	908,770
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	983,630	710,505
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	208,486	879,523
TOTAL QATAR		31,040,426
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	277,956	2,250,902
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (c)(f)	25,459	0
VK IPJSC GDR (c)(e)(f)	12,889	0
		0
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (c)(f)	15,142	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (c)(f)	3,422,762	0
Gazprom PJSC ADR (c)(f)	266,976	3
LUKOIL PJSC (c)(f)	135,807	0
LUKOIL PJSC ADR (c)(f)	625	0
Rosneft Oil Co PJSC (c)(f)	322,313	0
Rosneft Oil Co PJSC GDR (c)(e)(f)	56,929	1
Surgutneftegas PAO (c)(f)	1,105,600	0
Surgutneftegas PAO ADR (c)(f)	71,885	1
Tatneft PJSC (c)(f)	446,514	0
		5
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (c)(f)	3,621,326	0
VTB Bank PJSC (c)(f)	232,170	0
		0
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (c)(f)	524,685	0
TKS Holding MKPAO JSC (c)(f)	1,424	0
		0
TOTAL FINANCIALS		0

Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (c)(e)(f)	300	0
Metals & Mining - 0.0%
Alrosa PJSC (c)(f)	846,411	0
GMK Norilskiy Nickel PAO (c)(f)	1,810,200	0
GMK Norilskiy Nickel PAO ADR (United Kingdom) (c)(f)	27,948	0
Novolipetsk Steel PJSC (c)(f)	477,930	0
Polyus PJSC (c)(f)	110,750	0
Severstal PAO (c)(f)	60,348	0
Severstal PAO GDR (c)(e)(f)	9,813	0
United Co RUSAL International PJSC (Russia) (c)(f)	1,020,580	0
		0
TOTAL MATERIALS		0

Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (c)(f)	12,405,200	2
TOTAL RUSSIA		7
SAUDI ARABIA - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	927,124	11,169,097
Media - 0.0%
Saudi Research & Media Group (c)	16,953	776,611
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	175,865	3,177,040
TOTAL COMMUNICATION SERVICES		15,122,748

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (c)	263,911	1,244,857
Specialty Retail - 0.0%
Jarir Marketing Co	273,052	1,033,874
TOTAL CONSUMER DISCRETIONARY		2,278,731

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	18,574	574,510
Food Products - 0.0%
Almarai Co JSC	226,183	2,990,202
Savola Group/The (c)	295	1,937
		2,992,139
TOTAL CONSUMER STAPLES		3,566,649

Energy - 0.1%
Energy Equipment & Services - 0.0%
Ades Holding Co	158,420	713,889
Oil, Gas & Consumable Fuels - 0.1%
Saudi Arabian Oil Co (d)(e)	2,800,228	19,338,694
TOTAL ENERGY		20,052,583

Financials - 0.5%
Banks - 0.5%
Al Rajhi Bank	908,459	25,604,384
Alinma Bank	568,975	3,929,406
Arab National Bank	421,052	2,721,462
Bank Al-Jazira	303,644	1,022,591
Bank AlBilad	338,388	2,676,209
Banque Saudi Fransi	575,733	2,737,200
Riyad Bank	679,477	4,924,455
Saudi Awwal Bank	467,572	4,034,512
Saudi Investment Bank/The	296,111	1,085,653
Saudi National Bank/The	1,363,184	14,495,848
		63,231,720
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	21,658	1,149,226
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance (c)	17,134	538,650
Bupa Arabia for Cooperative Insurance Co	38,746	1,694,356
Co for Cooperative Insurance/The	33,005	1,198,646
		3,431,652
TOTAL FINANCIALS		67,812,598

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dallah Healthcare Co	17,127	703,293
Dr Sulaiman Al Habib Medical Services Group Co	40,654	2,950,702
Mouwasat Medical Services Co	46,470	952,249
		4,606,244
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	17,136	803,271
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	11,406	765,814
Elm Co	11,206	2,828,168
		3,593,982
Materials - 0.3%
Chemicals - 0.2%
SABIC Agri-Nutrients Co	108,030	3,531,578
Sahara International Petrochemical Co	161,776	815,286
Saudi Aramco Base Oil Co	21,678	557,514
Saudi Basic Industries Corp	415,378	6,761,813
Yanbu National Petrochemical Co	124,725	1,147,378
		12,813,569
Metals & Mining - 0.1%
Saudi Arabian Mining Co (c)	631,817	10,824,265
TOTAL MATERIALS		23,637,834

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (c)	248,357	1,139,702
Makkah Construction & Development Co	46,174	1,096,391
		2,236,093
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Electricity Co	386,058	1,650,137
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (c)	70,718	4,557,646
TOTAL UTILITIES		6,207,783

TOTAL SAUDI ARABIA		149,918,516
SINGAPORE - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	3,450,869	11,263,813
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Sea Ltd Class A ADR (c)	177,302	27,703,438
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	2,786,513	1,562,810
TOTAL CONSUMER DISCRETIONARY		29,266,248

Financials - 0.5%
Banks - 0.5%
DBS Group Holdings Ltd	986,640	40,880,068
Oversea-Chinese Banking Corp Ltd	1,568,751	20,525,376
United Overseas Bank Ltd	584,609	15,571,907
		76,977,351
Capital Markets - 0.0%
Singapore Exchange Ltd	394,217	5,127,607
TOTAL FINANCIALS		82,104,958

Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	727,424	4,744,799
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (c)	1,102,828	6,627,996
Industrial Conglomerates - 0.0%
Keppel Ltd (b)	672,820	5,267,391
Passenger Airlines - 0.0%
Singapore Airlines Ltd	697,668	3,553,733
TOTAL INDUSTRIALS		20,193,919

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	317,269	7,804,040
Real Estate - 0.1%
Diversified REITs - 0.1%
CapitaLand Integrated Commercial Trust	2,693,963	4,905,265
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	1,806,854	3,914,665
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	1,105,271	2,241,791
TOTAL REAL ESTATE		11,061,721

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	418,000	2,097,065
TOTAL SINGAPORE		163,791,764
SOUTH AFRICA - 1.0%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	808,206	8,061,316
Vodacom Group Ltd	289,245	2,336,315
		10,397,631
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	361,932	25,420,677
Specialty Retail - 0.0%
Pepkor Holdings Ltd (d)(e)	1,635,870	2,490,957
TOTAL CONSUMER DISCRETIONARY		27,911,634

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Bid Corp Ltd	155,382	3,843,794
Clicks Group Ltd	110,758	2,332,003
Shoprite Holdings Ltd	233,538	3,907,005
		10,082,802
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	391,918	4,381,796
Capitec Bank Holdings Ltd	40,395	8,929,584
Nedbank Group Ltd	213,516	2,908,374
Standard Bank Group Ltd	610,908	8,969,733
		25,189,487
Financial Services - 0.1%
FirstRand Ltd	2,341,649	11,106,203
Remgro Ltd	236,085	2,344,169
		13,450,372
Insurance - 0.0%
Discovery Ltd	252,855	3,176,311
Old Mutual Ltd	1,964,664	1,535,469
OUTsurance Group Ltd	386,078	1,625,592
Sanlam Ltd	829,594	4,352,886
		10,690,258
TOTAL FINANCIALS		49,330,117

Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	147,419	1,912,982
Materials - 0.4%
Chemicals - 0.0%
Sasol Ltd (c)	262,616	1,643,078
Metals & Mining - 0.4%
Anglo American PLC	518,882	19,630,688
Gold Fields Ltd	415,013	16,001,289
Harmony Gold Mining Co Ltd	262,427	4,366,412
Impala Platinum Holdings Ltd	420,097	4,502,174
Sibanye Stillwater Ltd (c)	1,300,671	3,451,592
Valterra Platinum Ltd	123,119	7,614,818
		55,566,973
TOTAL MATERIALS		57,210,051

TOTAL SOUTH AFRICA		156,845,217
SPAIN - 2.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	229,346	7,139,941
Telefonica SA	1,706,448	8,653,696
		15,793,637
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	208,616	15,947,389
Specialty Retail - 0.2%
Industria de Diseno Textil SA	505,246	27,895,609
TOTAL CONSUMER DISCRETIONARY		43,842,998

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	537,648	9,865,494
Financials - 1.0%
Banks - 1.0%
Banco Bilbao Vizcaya Argentaria SA	2,670,289	53,795,875
Banco de Sabadell SA	2,333,794	8,723,825
Banco Santander SA	6,896,488	70,159,965
Bankinter SA	313,692	4,725,812
CaixaBank SA	1,805,119	19,079,653
		156,485,130
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A	139,036	1,800,519
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	83,224	6,830,084
Transportation Infrastructure - 0.1%
Aena SME SA (d)(e)	346,884	9,416,134
TOTAL INDUSTRIALS		16,246,218

Utilities - 0.5%
Electric Utilities - 0.5%
Acciona SA	11,390	2,520,707
Endesa SA	146,834	5,261,927
Iberdrola SA	2,938,294	59,548,189
Redeia Corp SA	186,652	3,358,405
		70,689,228
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	145,235	2,122,697
TOTAL UTILITIES		72,811,925

TOTAL SPAIN		316,845,921
SWEDEN - 1.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	1,096,591	4,303,141
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	254,470	4,029,895
TOTAL COMMUNICATION SERVICES		8,333,036

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Evolution AB (d)	65,754	4,396,404
Specialty Retail - 0.1%
H & M Hennes & Mauritz AB B Shares	259,501	4,900,967
TOTAL CONSUMER DISCRETIONARY		9,297,371

Consumer Staples - 0.0%
Household Products - 0.0%
Essity AB B Shares	277,993	7,634,365
Financials - 0.5%
Banks - 0.3%
Skandinaviska Enskilda Banken AB A Shares	701,147	13,387,865
Svenska Handelsbanken AB A Shares	675,866	8,819,602
Swedbank AB A1 Shares	393,344	11,965,624
		34,173,091
Capital Markets - 0.0%
EQT AB	172,113	5,971,258
Financial Services - 0.2%
Industrivarden AB A Shares	57,072	2,377,737
Industrivarden AB C Shares	70,522	2,933,638
Investor AB A Shares	22,012	726,145
Investor AB B Shares	779,193	25,716,794
L E Lundbergforetagen AB B Shares	35,797	1,917,915
		33,672,229
TOTAL FINANCIALS		73,816,578

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (c)	90,315	3,110,557
Industrials - 0.9%
Aerospace & Defense - 0.1%
Saab AB B Shares	148,626	8,178,367
Building Products - 0.1%
Assa Abloy AB B Shares	464,259	17,495,399
Nibe Industrier AB B Shares	706,432	2,759,474
		20,254,873
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	228,542	3,372,710
Construction & Engineering - 0.0%
Skanska AB B Shares	156,735	4,282,877
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	69,658	1,780,998
Lifco AB B Shares	107,311	4,159,039
		5,940,037
Machinery - 0.7%
Alfa Laval AB	134,530	6,428,949
Atlas Copco AB A Shares	1,246,421	20,885,112
Atlas Copco AB B Shares	721,549	10,841,938
Epiroc AB A Shares	303,657	6,430,966
Epiroc AB B Shares	183,167	3,431,881
Indutrade AB	125,877	3,365,464
Sandvik AB	494,573	15,019,006
SKF AB B Shares	157,312	4,056,887
Trelleborg AB B Shares	93,720	3,921,339
Volvo AB B Shares	736,225	20,168,919
		94,550,461
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	119,798	4,060,415
Beijer Ref AB B Shares	177,839	2,819,142
		6,879,557
TOTAL INDUSTRIALS		143,458,882

Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	1,298,336	13,172,745
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	964,465	11,756,462
TOTAL INFORMATION TECHNOLOGY		24,929,207

Materials - 0.1%
Metals & Mining - 0.1%
Boliden AB (c)	132,522	5,984,257
Paper & Forest Products - 0.0%
Holmen AB B Shares	34,252	1,295,052
Svenska Cellulosa AB SCA B Shares	281,106	3,750,447
		5,045,499
TOTAL MATERIALS		11,029,756

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (c)	332,982	2,440,169
Sagax AB B Shares	102,616	2,302,858
		4,743,027
TOTAL SWEDEN		286,352,779
SWITZERLAND - 2.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	11,962	8,762,472
Consumer Discretionary - 0.4%
Specialty Retail - 0.0%
Avolta AG	40,851	2,153,420
Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA Series A	249,034	49,260,347
Swatch Group AG/The	13,160	2,750,266
Swatch Group AG/The	1,045	44,202
		52,054,815
TOTAL CONSUMER DISCRETIONARY		54,208,235

Consumer Staples - 0.1%
Food Products - 0.1%
Barry Callebaut AG (b)	1,641	2,132,943
Chocoladefabriken Lindt & Spruengli AG	50	7,654,551
Chocoladefabriken Lindt & Spruengli AG	431	6,625,002
		16,412,496
Financials - 1.0%
Banks - 0.0%
Banque Cantonale Vaudoise	14,025	1,626,011
Capital Markets - 0.5%
Julius Baer Group Ltd	94,610	6,386,985
Partners Group Holding AG	10,520	12,842,309
UBS Group AG	1,470,428	56,149,428
		75,378,722
Insurance - 0.5%
Baloise Holding AG	18,963	4,698,630
Helvetia Holding AG	17,078	4,189,123
Swiss Life Holding AG	13,201	14,310,721
Zurich Insurance Group AG	67,731	47,104,976
		70,303,450
TOTAL FINANCIALS		147,308,183

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	23,482	6,378,583
Straumann Holding AG	51,771	6,507,706
		12,886,289
Life Sciences Tools & Services - 0.1%
Lonza Group AG	32,522	22,396,635
Pharmaceuticals - 0.2%
Galderma Group AG	70,933	13,089,221
Sandoz Group AG	193,718	12,878,426
		25,967,647
TOTAL HEALTH CARE		61,250,571

Industrials - 0.6%
Building Products - 0.1%
Belimo Holding AG	4,528	4,872,629
Geberit AG	15,697	11,449,691
		16,322,320
Electrical Equipment - 0.4%
ABB Ltd	725,775	53,959,592
Machinery - 0.1%
Schindler Holding AG	18,820	6,688,438
Schindler Holding AG	10,898	3,676,678
VAT Group AG (d)(e)	12,536	5,456,801
		15,821,917
Marine Transportation - 0.0%
Kuehne + Nagel International AG	22,328	4,272,770
Professional Services - 0.0%
SGS SA	76,767	8,644,455
TOTAL INDUSTRIALS		99,021,054

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	70,629	8,485,134
Materials - 0.3%
Chemicals - 0.3%
DSM-Firmenich AG	86,527	7,052,727
EMS-Chemie Holding AG	3,174	2,171,217
Givaudan SA	4,280	17,540,156
Sika AG	70,702	13,856,733
		40,620,833
Containers & Packaging - 0.0%
SIG Group AG	138,347	1,542,919
TOTAL MATERIALS		42,163,752

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	37,101	5,269,518
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	9,742	2,177,801
TOTAL SWITZERLAND		445,059,216
TAIWAN - 6.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	1,759,000	7,486,012
Entertainment - 0.0%
International Games System Co Ltd	104,000	2,432,907
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	818,000	2,458,411
Taiwan Mobile Co Ltd	807,600	2,873,228
		5,331,639
TOTAL COMMUNICATION SERVICES		15,250,558

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	793,899	822,839
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	83,000	997,791
Specialty Retail - 0.0%
Hotai Motor Co Ltd	142,220	2,615,392
Textiles, Apparel & Luxury Goods - 0.0%
Eclat Textile Co Ltd	88,941	1,186,246
Feng TAY Enterprise Co Ltd	227,244	900,766
		2,087,012
TOTAL CONSUMER DISCRETIONARY		6,523,034

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	264,000	2,045,747
Food Products - 0.1%
Uni-President Enterprises Corp	2,233,080	5,710,033
TOTAL CONSUMER STAPLES		7,755,780

Financials - 0.6%
Banks - 0.3%
Chang Hwa Commercial Bank Ltd	3,012,891	1,938,243
CTBC Financial Holding Co Ltd	7,736,579	10,519,717
E.Sun Financial Holding Co Ltd	6,747,962	6,522,577
First Financial Holding Co Ltd	5,291,134	4,908,112
Hua Nan Financial Holdings Co Ltd	4,162,829	3,949,399
Mega Financial Holding Co Ltd	5,498,193	7,217,071
Shanghai Commercial & Savings Bank Ltd/The	1,799,059	2,314,729
SinoPac Financial Holdings Co Ltd	5,673,828	4,728,497
Taiwan Business Bank	3,317,057	1,654,325
Taiwan Cooperative Financial Holding Co Ltd	5,052,565	3,898,837
TS Financial Holding Co Ltd	9,812,235	5,961,687
		53,613,194
Financial Services - 0.1%
Chailease Holding Co Ltd	714,874	2,392,359
Yuanta Financial Holding Co Ltd	4,914,374	5,508,672
		7,901,031
Insurance - 0.2%
Cathay Financial Holding Co Ltd	4,416,869	9,184,470
Fubon Financial Holding Co Ltd	3,893,749	11,537,784
KGI Financial Holding Co Ltd	7,419,950	3,833,166
		24,555,420
TOTAL FINANCIALS		86,069,645

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	141,496	2,289,460
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (c)	468,000	2,288,453
TOTAL HEALTH CARE		4,577,913

Industrials - 0.1%
Electrical Equipment - 0.0%
Fortune Electric Co Ltd	73,650	1,710,955
Voltronic Power Technology Corp	33,000	1,297,355
		3,008,310
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	1,373,664	1,182,731
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	500,248	3,145,038
Wan Hai Lines Ltd	305,360	814,545
Yang Ming Marine Transport Corp	809,000	1,511,388
		5,470,971
Passenger Airlines - 0.0%
China Airlines Ltd	1,384,490	899,662
Eva Airways Corp	1,275,000	1,499,610
		2,399,272
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	901,000	800,648
TOTAL INDUSTRIALS		12,861,932

Information Technology - 5.2%
Communications Equipment - 0.0%
Accton Technology Corp	234,000	8,211,060
Electronic Equipment, Instruments & Components - 0.7%
AUO Corp	2,873,000	1,134,152
Delta Electronics Inc	902,621	29,180,190
E Ink Holdings Inc	397,000	2,734,551
Elite Material Co Ltd	136,000	6,009,487
Hon Hai Precision Industry Co Ltd	5,794,990	48,483,005
Innolux Corp	3,539,119	1,529,348
Largan Precision Co Ltd	46,000	3,310,482
Lotes Co Ltd	39,000	1,748,652
Synnex Technology International Corp	559,500	1,032,542
Unimicron Technology Corp	600,000	3,187,342
Wpg Holding Co Ltd	744,320	1,458,265
Yageo Corp	765,112	6,189,905
Zhen Ding Technology Holding Ltd	306,302	1,622,173
		107,620,094
Semiconductors & Semiconductor Equipment - 4.1%
Alchip Technologies Ltd	36,000	4,087,985
ASE Technology Holding Co Ltd	1,540,840	12,313,072
eMemory Technology Inc	29,000	1,875,041
Global Unichip Corp	40,000	1,988,433
Globalwafers Co Ltd	122,000	2,013,646
Jentech Precision Industrial Co Ltd	40,000	2,768,211
MediaTek Inc	705,970	30,048,109
Novatek Microelectronics Corp	269,000	3,434,824
Realtek Semiconductor Corp	226,090	3,783,103
Taiwan Semiconductor Manufacturing Co Ltd	11,415,000	551,362,192
United Microelectronics Corp	5,211,000	7,860,334
Vanguard International Semiconductor Corp	513,581	1,613,597
		623,148,547
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	1,360,288	1,328,113
Advantech Co Ltd	221,411	2,255,259
Asia Vital Components Co Ltd	152,000	7,037,494
Asustek Computer Inc	327,000	7,405,257
Catcher Technology Co Ltd	258,000	1,663,948
Compal Electronics Inc	1,938,000	2,081,061
Gigabyte Technology Co Ltd	250,000	2,278,413
Inventec Corp	1,234,280	1,840,713
King Slide Works Co Ltd	27,000	3,605,497
Lite-On Technology Corp	978,910	5,709,089
Micro-Star International Co Ltd	342,000	1,216,745
Pegatron Corp	911,000	2,196,251
Quanta Computer Inc	1,255,000	12,253,152
Wistron Corp	1,389,000	6,792,011
Wiwynn Corp	52,000	7,374,748
		65,037,751
TOTAL INFORMATION TECHNOLOGY		804,017,452

Materials - 0.1%
Chemicals - 0.1%
Formosa Chemicals & Fibre Corp	1,629,590	1,546,040
Formosa Plastics Corp	1,779,480	2,202,813
Nan Ya Plastics Corp	2,372,780	3,199,376
		6,948,229
Construction Materials - 0.0%
Asia Cement Corp	1,076,466	1,269,599
TCC Group Holdings Co Ltd	3,167,612	2,274,489
		3,544,088
Metals & Mining - 0.0%
China Steel Corp	5,438,426	3,286,592
TOTAL MATERIALS		13,778,909

TOTAL TAIWAN		950,835,223
THAILAND - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL (c)	2,315,130	814,331
True Corp PCL depository receipt (c)	2,463,971	859,083
		1,673,414
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	213,700	1,991,280
Advanced Info Service PCL depository receipt	269,000	2,506,573
		4,497,853
TOTAL COMMUNICATION SERVICES		6,171,267

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	1,019,598	723,565
Minor International PCL depository receipt	494,600	350,997
		1,074,562
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
CP ALL PCL	1,107,700	1,572,175
CP ALL PCL depository receipt	1,409,300	2,000,241
CP AXTRA PCL	173,800	105,106
CP AXTRA PCL depository receipt	793,976	480,158
		4,157,680
Food Products - 0.0%
Charoen Pokphand Foods PCL	706,700	460,085
Charoen Pokphand Foods PCL depository receipt	1,054,200	686,320
		1,146,405
TOTAL CONSUMER STAPLES		5,304,085

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PTT Exploration & Production PCL	369,144	1,218,711
PTT Exploration & Production PCL depository receipt	268,200	885,448
PTT PCL	2,584,300	2,451,936
PTT PCL depository receipt	2,054,700	1,949,461
		6,505,556
Financials - 0.0%
Banks - 0.0%
Kasikornbank PCL depository receipt	275,100	1,583,035
Krung Thai Bank PCL	750,755	631,227
Krung Thai Bank PCL depository receipt	884,200	743,427
SCB X PCL	94,050	380,146
SCB X PCL depository receipt	295,400	1,193,996
TMBThanachart Bank PCL depository receipt	10,409,800	594,203
		5,126,034
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Dusit Medical Services PCL	2,030,000	1,183,801
Bangkok Dusit Medical Services PCL depository receipt	3,130,000	1,825,270
Bumrungrad Hospital Pcl	104,400	554,051
Bumrungrad Hospital Pcl depository receipt	173,300	919,704
		4,482,826
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	831,400	1,058,168
Airports of Thailand PCL depository receipt	1,150,700	1,464,560
		2,522,728
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL depository receipt	1,445,900	9,680,972
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The	164,600	1,036,051
Siam Cement PCL/The depository receipt	201,300	1,267,053
		2,303,104
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	452,800	750,941
Central Pattana PCL depository receipt	495,600	821,922
		1,572,863
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Gulf Development PCL	553,694	755,969
Gulf Development PCL depository receipt	1,530,058	2,089,018
		2,844,987
TOTAL THAILAND		47,588,984
TURKEY - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	571,714	1,355,397
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	326,603	770,803
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	206,084	2,641,349
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	443,507	2,083,916
Financials - 0.0%
Banks - 0.0%
Akbank TAS	1,428,418	2,065,150
Haci Omer Sabanci Holding AS	542,212	1,051,443
Turkiye Is Bankasi AS Class C	4,085,982	1,229,079
Yapi ve Kredi Bankasi AS (c)	1,595,861	1,275,049
		5,620,721
Industrials - 0.1%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	628,587	3,043,238
Industrial Conglomerates - 0.0%
KOC Holding AS	355,817	1,451,899
Passenger Airlines - 0.0%
Turk Hava Yollari AO	257,298	1,783,478
TOTAL INDUSTRIALS		6,278,615

Materials - 0.0%
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	1,625,456	1,062,147
TOTAL TURKEY		19,812,948
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	1,619,278	8,552,796
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	1,406,332	800,238
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	1,413,158	1,381,243
TOTAL CONSUMER DISCRETIONARY		2,181,481

Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	1,490,900	2,264,997
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Gas PLC	2,882,002	2,738,450
TOTAL ENERGY		5,003,447

Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	1,346,996	5,288,306
Abu Dhabi Islamic Bank PJSC	670,075	3,853,029
Dubai Islamic Bank PJSC	1,339,542	3,464,694
Emirates NBD Bank PJSC	880,342	6,735,079
First Abu Dhabi Bank PJSC	2,053,723	9,751,544
		29,092,652
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Multiply Group PJSC (c)	1,559,292	1,265,111
Transportation Infrastructure - 0.0%
Salik Co PJSC	851,738	1,386,731
TOTAL INDUSTRIALS		2,651,842

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	1,780,080	4,361,813
Emaar Development PJSC	461,714	1,873,028
Emaar Properties PJSC	3,078,359	11,901,250
		18,136,091
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	2,733,948	2,069,284
TOTAL UNITED ARAB EMIRATES		67,687,593
UNITED KINGDOM - 6.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	2,773,068	6,766,834
Interactive Media & Services - 0.0%
Auto Trader Group PLC (d)(e)	400,981	4,113,700
Media - 0.1%
Informa PLC	605,306	7,695,854
WPP PLC	497,726	1,880,744
		9,576,598
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	9,013,422	10,911,424
TOTAL COMMUNICATION SERVICES		31,368,556

Consumer Discretionary - 0.4%
Broadline Retail - 0.1%
Next PLC	54,170	10,176,327
Diversified Consumer Services - 0.0%
Pearson PLC	272,189	3,788,334
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	786,298	26,026,339
Entain PLC	279,765	2,912,286
InterContinental Hotels Group PLC	68,149	8,220,629
Whitbread PLC	81,410	3,098,293
		40,257,547
Household Durables - 0.0%
Barratt Redrow PLC	637,068	3,149,316
Specialty Retail - 0.0%
JD Sports Fashion PLC	1,174,830	1,438,116
Kingfisher PLC	815,977	3,309,263
		4,747,379
TOTAL CONSUMER DISCRETIONARY		62,118,903

Consumer Staples - 1.4%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	106,747	9,482,336
Diageo PLC	1,030,487	23,703,010
		33,185,346
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	801,235	3,595,622
Marks & Spencer Group PLC	946,525	4,946,370
Tesco PLC	3,041,074	18,351,889
		26,893,881
Food Products - 0.0%
Associated British Foods PLC	149,717	4,513,880
Household Products - 0.2%
Reckitt Benckiser Group PLC	314,346	24,044,037
Personal Care Products - 0.4%
Unilever PLC	1,135,203	68,117,148
Tobacco - 0.4%
British American Tobacco PLC	966,515	49,500,596
Imperial Brands PLC	358,533	14,246,070
		63,746,666
TOTAL CONSUMER STAPLES		220,500,958

Financials - 2.2%
Banks - 1.6%
Barclays PLC	6,553,387	35,149,899
HSBC Holdings PLC	8,080,353	113,120,511
Lloyds Banking Group PLC	27,759,212	32,547,386
NatWest Group PLC	3,753,860	28,899,155
Standard Chartered PLC	915,996	18,802,880
		228,519,831
Capital Markets - 0.4%
3i Group PLC	450,992	26,099,187
London Stock Exchange Group PLC	220,195	27,442,103
Schroders PLC	335,276	1,671,075
		55,212,365
Financial Services - 0.0%
M&G PLC	1,068,757	3,696,800
Wise PLC Class A (c)	306,272	3,888,708
		7,585,508
Insurance - 0.2%
Admiral Group PLC	121,164	5,214,512
Aviva PLC	1,419,982	12,472,267
Legal & General Group PLC	2,669,005	8,337,915
Phoenix Group Holdings PLC	325,805	2,884,788
		28,909,482
TOTAL FINANCIALS		320,227,186

Health Care - 0.8%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC	385,649	7,121,405
Pharmaceuticals - 0.8%
Astrazeneca PLC	718,323	118,486,413
Hikma Pharmaceuticals PLC	76,997	1,860,166
		120,346,579
TOTAL HEALTH CARE		127,467,984

Industrials - 1.2%
Aerospace & Defense - 0.7%
BAE Systems PLC	1,396,041	34,389,359
Melrose Industries PLC	590,537	4,853,332
Rolls-Royce Holdings PLC	3,915,007	60,247,298
		99,489,989
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	1,171,859	6,540,676
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	1,242,893	8,242,214
DCC PLC	45,732	3,009,914
Metlen Energy & Metals PLC (Greece)	45,961	2,330,986
Smiths Group PLC	154,036	5,095,352
		18,678,466
Machinery - 0.0%
Spirax Group PLC	33,882	3,158,040
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA (Spain)	573,964	3,151,765
Professional Services - 0.3%
Intertek Group PLC	72,450	4,820,743
RELX PLC	850,422	37,585,588
		42,406,331
Trading Companies & Distributors - 0.1%
Ashtead Group PLC	197,846	13,187,848
Bunzl PLC	152,335	4,626,832
		17,814,680
TOTAL INDUSTRIALS		191,239,947

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	177,327	8,260,566
Software - 0.0%
Sage Group PLC/The	450,537	6,803,551
TOTAL INFORMATION TECHNOLOGY		15,064,117

Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc (South Africa)	233,504	16,175,918
Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	327,604	2,674,770
Industrial REITs - 0.1%
Segro PLC	597,382	5,473,060
TOTAL REAL ESTATE		8,147,830

Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	513,083	12,926,003
Multi-Utilities - 0.3%
Centrica PLC	2,234,533	5,263,362
National Grid PLC	2,267,850	34,004,399
		39,267,761
Water Utilities - 0.0%
Severn Trent PLC	125,873	4,598,643
United Utilities Group PLC	313,836	4,949,498
		9,548,141
TOTAL UTILITIES		61,741,905

TOTAL UNITED KINGDOM		1,054,053,304
UNITED STATES - 6.0%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (c)	70,857	46,434,009
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Stellantis NV (Italy)	935,491	9,465,262
Consumer Staples - 0.8%
Food Products - 0.8%
JBS NV Class A	170,668	2,254,524
Nestle SA	1,193,499	114,036,993
		116,291,517
Energy - 1.0%
Energy Equipment & Services - 0.0%
Tenaris SA	173,327	3,444,853
Oil, Gas & Consumable Fuels - 1.0%
BP PLC	7,350,101	43,062,853
Shell PLC	2,729,646	102,332,860
		145,395,713
TOTAL ENERGY		148,840,566

Financials - 0.2%
Insurance - 0.2%
Aegon Ltd	613,882	4,678,228
Swiss Re AG	138,414	25,214,654
		29,892,882
Health Care - 2.6%
Biotechnology - 0.2%
BeOne Medicines Ltd H Shares (c)	396,871	9,489,500
CSL Ltd	224,372	26,147,490
Legend Biotech Corp ADR (c)	33,828	1,096,026
		36,733,016
Health Care Equipment & Supplies - 0.1%
Alcon AG	231,578	17,208,281
Life Sciences Tools & Services - 0.0%
QIAGEN NV (Germany)	100,764	4,734,096
Pharmaceuticals - 2.3%
GSK PLC	1,892,059	44,299,636
Haleon PLC	4,160,622	19,347,857
Novartis AG	880,432	108,963,735
Roche Holding AG	325,646	105,483,393
Roche Holding AG	14,602	4,931,747
Sanofi SA	511,841	51,779,293
		334,805,661
TOTAL HEALTH CARE		393,481,054

Industrials - 0.8%
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	113,530	4,963,573
Construction & Engineering - 0.1%
Ferrovial SE	237,394	14,557,233
Ferrovial SE rights (c)(g)	235,274	129,330
		14,686,563
Electrical Equipment - 0.6%
Schneider Electric SE	254,003	72,373,059
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	1,378	2,841,522
AP Moller - Maersk A/S Series B	1,803	3,706,839
		6,548,361
Professional Services - 0.1%
Experian PLC	425,997	19,870,715
TOTAL INDUSTRIALS		118,442,271

Information Technology - 0.0%
Software - 0.0%
CyberArk Software Ltd (c)	22,180	11,550,901
Monday.com Ltd (c)	18,681	3,834,088
		15,384,989
Materials - 0.3%
Construction Materials - 0.3%
Amrize Ltd	236,576	12,194,063
Holcim AG	236,368	21,013,407
James Hardie Industries PLC depository receipt (c)	268,743	5,663,760
		38,871,230
TOTAL UNITED STATES		917,103,780
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (c)	329,701	6,845,313
TOTAL COMMON STOCKS (Cost $10,667,114,365)		15,006,590,739

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	209,275	3,056,600
FRANCE - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Air Liquide SA	9,586	1,855,264
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	26,923	2,329,011
Dr Ing hc F Porsche AG (d)(e)	52,363	2,739,682
Porsche Automobil Holding SE	71,562	2,843,407
Volkswagen AG	95,545	9,949,750
		17,861,850
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	75,436	6,109,199
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	12,030	3,301,585
TOTAL GERMANY		27,272,634
INDIA - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
TVS Motor Co Ltd 6% (f)	420,804	0
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	10,472	1,589,930
Hyundai Motor Co Series 2	15,721	2,419,868
		4,009,798
Consumer Staples - 0.0%
Personal Care Products - 0.0%
LG H&H Co Ltd	862	70,443
Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co Ltd	380,138	22,447,733
TOTAL KOREA (SOUTH)		26,527,974
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (c)(f)	2,913,333	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $56,083,575)		58,712,472

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (i) (Cost $10,103,123)	4.15	10,117,000	10,106,144

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.18	306,096,926	306,158,146
Fidelity Securities Lending Cash Central Fund (j)(k)	4.18	79,505,931	79,513,881
TOTAL MONEY MARKET FUNDS (Cost $385,672,026)			385,672,027

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $11,118,973,089)	15,461,081,382
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(136,911,884)
NET ASSETS - 100.0%	15,324,169,498

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,131	12/19/2025	158,741,505	1,650,144	1,650,144
ICE MSCI Emerging Markets Index Contracts (United States)	1,140	12/19/2025	80,233,200	3,631,328	3,631,328
TME S&P/TSX 60 Index Contracts (Canada)	83	12/18/2025	21,086,279	495,736	495,736

TOTAL FUTURES CONTRACTS					5,777,208
The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $348,264,312 or 2.3% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $349,032,601 or 2.3% of net assets.

(f)	Level 3 security.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,368,011.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	263,134,946	2,914,497,288	2,871,469,629	10,260,669	(4,460)	1	306,158,146	306,096,926	0.5%
Fidelity Securities Lending Cash Central Fund	42,238,423	626,248,612	588,973,154	923,300	-	-	79,513,881	79,505,931	0.3%
Total	305,373,369	3,540,745,900	3,460,442,783	11,183,969	(4,460)	1	385,672,027

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	925,699,251	303,145,745	622,553,506	-
Consumer Discretionary	1,532,575,212	737,528,788	795,046,424	-
Consumer Staples	902,284,847	443,933,231	458,351,616	-
Energy	672,569,213	414,192,096	258,377,112	5
Financials	3,677,278,711	2,330,824,694	1,346,454,017	-
Health Care	1,146,627,510	416,890,665	722,774,396	6,962,449
Industrials	2,225,946,604	1,283,477,344	939,733,854	2,735,406
Information Technology	2,245,266,240	1,185,839,625	1,059,426,615	-
Materials	975,909,467	611,298,454	364,611,013	-
Real Estate	234,740,809	216,348,759	18,392,050	-
Utilities	467,692,875	256,247,775	211,445,097	3

Non-Convertible Preferred Stocks
Consumer Discretionary	21,871,648	6,338,809	15,532,839	-
Consumer Staples	6,179,642	6,179,642	-	-
Energy	-	-	-	-
Financials	3,056,600	3,056,600	-	-
Health Care	3,301,585	3,301,585	-	-
Information Technology	22,447,733	22,447,733	-	-
Materials	1,855,264	-	1,855,264	-

U.S. Treasury Obligations	10,106,144	-	10,106,144	-

Money Market Funds	385,672,027	385,672,027	-	-
Total Investments in Securities:	15,461,081,382	8,626,723,572	6,824,659,947	9,697,863
Derivative Instruments:

Assets
Futures Contracts	5,777,208	5,777,208	-	-
Total Assets	5,777,208	5,777,208	-	-
Total Derivative Instruments:	5,777,208	5,777,208	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,777,208	-
Total Equity Risk	5,777,208	-
Total Value of Derivatives	5,777,208	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Global ex U.S. Index Fund
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $73,803,021) - See accompanying schedule:
Unaffiliated issuers (cost $10,733,301,063)	$15,075,409,355
Fidelity Central Funds (cost $385,672,026)	385,672,027

Total Investment in Securities (cost $11,118,973,089)		$15,461,081,382
Foreign currency held at value (cost $44,169,367)		44,133,449
Receivable for fund shares sold		19,957,261
Dividends receivable		24,429,168
Reclaims receivable		31,592,327
Distributions receivable from Fidelity Central Funds		1,242,115
Other receivables		113,231
Total assets		15,582,548,933
Liabilities
Payable for investments purchased
Regular delivery	$126,546,256
Delayed delivery	129,330
Payable for fund shares redeemed	13,343,894
Accrued management fee	693,524
Payable for daily variation margin on futures contracts	546,236
Deferred taxes	37,607,717
Collateral on securities loaned	79,512,478
Total liabilities		258,379,435
Net Assets		$15,324,169,498
Net Assets consist of:
Paid in capital		$11,756,819,675
Total accumulated earnings (loss)		3,567,349,823
Net Assets		$15,324,169,498
Net Asset Value, offering price and redemption price per share ($15,324,169,498 ÷ 822,500,557 shares)		$18.63
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$367,818,481
Interest		436,811
Income from Fidelity Central Funds (including $923,300 from security lending)		11,183,969
Income before foreign taxes withheld		$379,439,261
Less foreign taxes withheld		(25,811,283)
Total income		353,627,978
Expenses
Management fee	$6,756,411
Independent trustees' fees and expenses	26,861
Total expenses before reductions	6,783,272
Expense reductions	(298,720)
Total expenses after reductions		6,484,552
Net Investment income (loss)		347,143,426
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,783,926)	(173,797,754)
Fidelity Central Funds	(4,460)
Foreign currency transactions	1,755,047
Futures contracts	46,268,504
Total net realized gain (loss)		(125,778,663)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $2,805,643)	2,655,817,252
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	2,475,285
Futures contracts	10,534,271
Total change in net unrealized appreciation (depreciation)		2,668,826,809
Net gain (loss)		2,543,048,146
Net increase (decrease) in net assets resulting from operations		$2,890,191,572
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$347,143,426	$291,775,553
Net realized gain (loss)	(125,778,663)	(127,911,993)
Change in net unrealized appreciation (depreciation)	2,668,826,809	1,817,389,020
Net increase (decrease) in net assets resulting from operations	2,890,191,572	1,981,252,580
Distributions to shareholders	(304,363,139)	(273,194,043)

Share transactions
Proceeds from sales of shares	5,329,273,382	3,257,355,899
Reinvestment of distributions	288,508,221	258,456,453
Cost of shares redeemed	(3,723,939,763)	(2,708,065,922)

Net increase (decrease) in net assets resulting from share transactions	1,893,841,840	807,746,430
Total increase (decrease) in net assets	4,479,670,273	2,515,804,967

Net Assets
Beginning of period	10,844,499,225	8,328,694,258
End of period	$15,324,169,498	$10,844,499,225

Other Information
Shares
Sold	327,916,788	222,491,834
Issued in reinvestment of distributions	19,415,089	18,824,212
Redeemed	(234,713,355)	(185,113,293)
Net increase (decrease)	112,618,522	56,202,753

Financial Highlights
Fidelity® Global ex U.S. Index Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.28	$12.74	$11.60	$15.79	$12.43
Income from Investment Operations
Net investment income (loss) A,B	.46	.42	.42	.42	.38
Net realized and unrealized gain (loss)	3.31	2.54	1.05	(4.21)	3.23
Total from investment operations	3.77	2.96	1.47	(3.79)	3.61
Distributions from net investment income	(.42)	(.42)	(.33)	(.40)	(.25)
Total distributions	(.42)	(.42)	(.33)	(.40)	(.25)
Net asset value, end of period	$18.63	$15.28	$12.74	$11.60	$15.79
Total Return C	25.37%	23.57%	12.74%	(24.56)%	29.25%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.05% F	.05% F	.06%	.06%	.05% F
Expenses net of fee waivers, if any	.05 % F	.05% F	.06%	.06%	.05% F
Expenses net of all reductions, if any	.05% F	.05% F	.05%	.06%	.05% F
Net investment income (loss)	2.80%	2.89%	3.13%	3.06%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$15,324,169	$10,844,499	$8,328,694	$7,473,783	$9,132,488
Portfolio turnover rate G	6%	3%	8%	5% H	5% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable. The Fidelity Global ex U.S. Index Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on each applicable Fund's Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Emerging Markets Index Fund	8,839,708,557	4,079,942,209	(951,576,632)	3,128,365,577
Fidelity Global ex U.S. Index Fund	11,379,104,079	4,921,103,258	(839,125,955)	4,081,977,303

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Emerging Markets Index Fund	233,814,190	(1,003,740,263)	3,128,313,237
Fidelity Global ex U.S. Index Fund	377,131,748	(855,751,745)	4,083,577,538

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Emerging Markets Index Fund	(152,618,297)	(851,121,966)	(1,003,740,263)
Fidelity Global ex U.S. Index Fund	(71,473,341)	(784,278,404)	(855,751,745)

The tax character of distributions paid was as follows:

October 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity Emerging Markets Index Fund	211,222,350	211,222,350
Fidelity Global ex U.S. Index Fund	304,363,139	304,363,139

October 31, 2024
	Ordinary Income ($)	Total ($)
Fidelity Emerging Markets Index Fund	186,938,129	186,938,129
Fidelity Global ex U.S. Index Fund	273,194,043	273,194,043

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Index Fund	1,656,473,377	365,003,589
Fidelity Global ex U.S. Index Fund	2,725,427,623	687,731,689
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .075% and .055% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .075%, and .055% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively. These expense contracts will remain in place through December 31, 2026.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate
Fidelity Global ex U.S. Index Fund	Borrower	20,947,714	4.58%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Emerging Markets Index Fund	140,660	-	-
Fidelity Global ex U.S. Index Fund	96,575	-	-
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Emerging Markets Index Fund	149,288
Fidelity Global ex U.S. Index Fund	298,720
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of October 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 12, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Emerging Markets Index Fund
December 2024	40.72%
Fidelity Global ex U.S. Index Fund
December 2024	75.38%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Emerging Markets Index Fund	$11,828,019
Fidelity Global ex U.S. Index Fund	$12,449,499

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Emerging Markets Index Fund	12/16/2024	$0.3001	$0.0344
Fidelity Global ex U.S. Index Fund	12/16/2024	$0.4386	$0.0350

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Emerging Markets Index Fund
Fidelity Global ex U.S. Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the funds, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to derivatives and liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the securities market index each fund seeks to track (benchmark index). The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of each fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of each fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to each fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of each fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of each fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the funds oblige FMR to pay all expenses of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.075% for Fidelity Emerging Markets Index Fund and 0.055% for Fidelity Global ex U.S. Index Fund. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode other than the funds, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of each fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through September 30, 2026.

1.929368.114
EMX-I-GUX-I-ANN-1225
Fidelity Flex® Funds

Fidelity Flex® International Index Fund

Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Flex® International Index Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (b)(c)	7,680	372,095
AUSTRALIA - 4.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	412,004	1,315,522
Interactive Media & Services - 0.1%
CAR Group Ltd	38,706	904,114
REA Group Ltd	5,230	729,192
SEEK Ltd	37,300	661,386
		2,294,692
TOTAL COMMUNICATION SERVICES		3,610,214

Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	117,103	6,436,121
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	63,967	2,651,427
Lottery Corp/The	232,387	836,279
		3,487,706
Specialty Retail - 0.0%
JB Hi-Fi Ltd	11,212	768,227
TOTAL CONSUMER DISCRETIONARY		10,692,054

Consumer Staples - 0.2%
Beverages - 0.0%
Treasury Wine Estates Ltd	80,439	315,261
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	138,607	1,999,727
Endeavour Group Ltd/Australia	158,684	380,007
Metcash Ltd	115,835	288,762
Woolworths Group Ltd	126,333	2,348,362
		5,016,858
TOTAL CONSUMER STAPLES		5,332,119

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ampol Ltd	24,232	486,748
Santos Ltd	337,446	1,393,191
Whitehaven Coal Ltd	85,911	404,723
Woodside Energy Group Ltd	195,897	3,174,600
		5,459,262
Financials - 1.7%
Banks - 1.3%
ANZ Group Holdings Ltd	307,667	7,377,884
Bank of Queensland Ltd	66,981	300,643
Bendigo & Adelaide Bank Ltd	57,883	479,092
Commonwealth Bank of Australia	172,668	19,391,316
National Australia Bank Ltd	316,141	9,013,202
Westpac Banking Corp	352,992	8,947,494
		45,509,631
Capital Markets - 0.2%
ASX Ltd	20,275	748,862
HUB24 Ltd	8,338	622,806
Macquarie Group Ltd	36,552	5,227,076
Magellan Financial Group Ltd warrants 4/16/2027 (b)	50	1
		6,598,745
Financial Services - 0.0%
AMP Ltd	254,552	297,298
Challenger Ltd	55,103	335,662
Washington H Soul Pattinson & Co Ltd	36,375	894,886
		1,527,846
Insurance - 0.2%
Insurance Australia Group Ltd	244,987	1,259,919
Medibank Pvt Ltd	283,080	903,870
QBE Insurance Group Ltd	156,246	2,028,278
Steadfast Group Ltd	110,364	404,383
Suncorp Group Ltd	111,075	1,425,910
		6,022,360
TOTAL FINANCIALS		59,658,582

Health Care - 0.2%
Biotechnology - 0.0%
Telix Pharmaceuticals Ltd (b)	29,007	306,942
Health Care Equipment & Supplies - 0.0%
Ansell Ltd	15,131	361,457
Cochlear Ltd	6,717	1,262,049
		1,623,506
Health Care Providers & Services - 0.2%
EBOS Group Ltd	20,890	345,479
Ramsay Health Care Ltd	19,314	405,653
Sigma Healthcare Ltd	588,427	1,197,374
Sonic Healthcare Ltd	50,580	700,058
		2,648,564
Health Care Technology - 0.0%
Pro Medicus Ltd	5,782	997,279
TOTAL HEALTH CARE		5,576,291

Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	141,312	2,298,567
Cleanaway Waste Management Ltd	232,791	388,403
		2,686,970
Construction & Engineering - 0.0%
Worley Ltd	48,745	456,082
Ground Transportation - 0.0%
Aurizon Holdings Ltd	176,890	396,985
Passenger Airlines - 0.0%
Qantas Airways Ltd	75,744	505,505
Professional Services - 0.1%
ALS Ltd	51,488	731,716
Computershare Ltd	56,537	1,352,804
		2,084,520
Trading Companies & Distributors - 0.0%
Reece Ltd	25,083	191,854
SGH Ltd	21,072	668,689
		860,543
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd unit	95,758	304,501
Qube Holdings Ltd	181,501	521,339
Transurban Group unit	320,739	3,038,766
		3,864,606
TOTAL INDUSTRIALS		10,855,211

Information Technology - 0.0%
IT Services - 0.0%
NEXTDC Ltd (b)	65,006	670,327
Software - 0.0%
Technology One Ltd	31,197	753,210
WiseTech Global Ltd	21,929	991,744
		1,744,954
TOTAL INFORMATION TECHNOLOGY		2,415,281

Materials - 1.2%
Chemicals - 0.0%
Dyno Nobel Ltd	169,664	357,456
Orica Ltd	48,019	699,069
		1,056,525
Metals & Mining - 1.2%
BHP Group Ltd	523,552	14,925,537
BlueScope Steel Ltd	44,411	665,431
Evolution Mining Ltd	208,505	1,481,574
Fortescue Ltd	171,308	2,386,328
Glencore PLC	995,242	4,767,776
Lynas Rare Earths Ltd (b)	95,037	948,286
Mineral Resources Ltd (b)	18,417	583,232
Northern Star Resources Ltd	147,637	2,377,299
Pilbara Minerals Ltd (b)(c)	316,815	684,064
Rio Tinto Ltd	38,178	3,319,075
Rio Tinto PLC	109,915	7,923,775
South32 Ltd	467,766	967,381
		41,029,758
TOTAL MATERIALS		42,086,283

Real Estate - 0.3%
Diversified REITs - 0.1%
Charter Hall Group unit	47,950	704,025
GPT Group/The unit	196,007	687,406
Mirvac Group unit	404,338	608,484
Stockland unit	250,340	1,033,563
		3,033,478
Industrial REITs - 0.1%
Goodman Group unit	210,060	4,539,718
Office REITs - 0.0%
Dexus unit	107,652	512,779
Real Estate Management & Development - 0.0%
Lendlease Group unit	64,927	235,774
Retail REITs - 0.1%
Scentre Group unit	540,049	1,438,151
Vicinity Ltd unit	405,311	668,291
		2,106,442
TOTAL REAL ESTATE		10,428,191

Utilities - 0.0%
Electric Utilities - 0.0%
Origin Energy Ltd	177,738	1,424,601
Gas Utilities - 0.0%
Apa Group unit	132,577	796,320
Multi-Utilities - 0.0%
AGL Energy Ltd	62,751	380,197
TOTAL UTILITIES		2,601,118

TOTAL AUSTRALIA		158,714,606
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	15,024	821,884
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (d)(e)	8,193	1,056,746
Erste Group Bank AG	33,126	3,426,896
Raiffeisen Bank International AG	13,219	492,760
		4,976,402
Insurance - 0.0%
UNIQA Insurance Group AG	13,929	204,544
TOTAL FINANCIALS		5,180,946

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
DO & Co AG	754	179,903
Construction & Engineering - 0.0%
Strabag SE	1,722	134,772
Machinery - 0.0%
ANDRITZ AG	7,673	580,186
TOTAL INDUSTRIALS		894,861

Materials - 0.1%
Construction Materials - 0.0%
Wienerberger AG	11,182	331,761
Metals & Mining - 0.0%
voestalpine AG	11,211	399,042
Paper & Forest Products - 0.1%
Mondi PLC	44,284	494,612
Mondi PLC (South Africa)	106	1,177
		495,789
TOTAL MATERIALS		1,226,592

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG	4,233	117,686
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	8,758	675,854
TOTAL AUSTRIA		8,917,823
BELGIUM - 0.5%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	2,169	396,265
Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch InBev SA/NV	101,895	6,213,275
Food Products - 0.0%
Lotus Bakeries NV	42	366,474
TOTAL CONSUMER STAPLES		6,579,749

Financials - 0.2%
Banks - 0.2%
KBC Group NV	25,838	3,104,791
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	7,879	692,482
Sofina SA	1,586	435,820
		1,128,302
Insurance - 0.0%
Ageas SA/NV	18,541	1,226,712
TOTAL FINANCIALS		5,459,805

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	12,450	3,192,985
Industrials - 0.0%
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	2,153	536,038
Trading Companies & Distributors - 0.0%
Azelis Group NV	19,526	230,693
TOTAL INDUSTRIALS		766,731

Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	7,321	224,972
Syensqo SA	7,090	585,463
Umicore SA	19,423	370,296
		1,180,731
Real Estate - 0.0%
Health Care REITs - 0.0%
Aedifica SA	4,757	347,084
Cofinimmo SA	4,091	349,182
		696,266
Industrial REITs - 0.0%
Warehouses De Pauw CVA	19,442	493,464
TOTAL REAL ESTATE		1,189,730

Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	5,204	626,831
TOTAL BELGIUM		19,392,827
BRAZIL - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	75,500	449,636
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	82,700	373,383
TOTAL COMMUNICATION SERVICES		823,019

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cosan SA (b)	118,600	135,576
Lojas Renner SA	102,400	282,459
Ultrapar Participacoes SA	75,300	299,663
Vibra Energia SA	87,478	386,988
		1,104,686
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	443,000	1,046,577
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	133,424	496,005
Sendas Distribuidora S/A	136,500	218,199
		714,204
Personal Care Products - 0.0%
Natura Cosmeticos SA (b)	75,893	127,100
TOTAL CONSUMER STAPLES		1,887,881

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Brava Energia (b)	40,300	110,564
Petroleo Brasileiro SA - Petrobras	434,400	2,402,141
Petroleo Brasileiro SA - Petrobras	405,344	2,374,072
PRIO SA/Brazil (b)	82,800	554,519
		5,441,296
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA	513,695	1,733,976
Banco Bradesco SA	193,968	557,753
Banco do Brasil SA	294,800	1,200,033
Itau Unibanco Holding SA	551,825	4,045,387
Itausa SA	599,728	1,298,680
NU Holdings Ltd/Cayman Islands Class A (b)	389,075	6,267,998
		15,103,827
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	547,000	1,287,191
Banco BTG Pactual SA unit	108,800	987,298
XP Inc depository receipt	41,258	745,642
		3,020,131
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	18,851	180,781
StoneCo Ltd Class A (b)	26,966	512,624
		693,405
Insurance - 0.0%
BB Seguridade Participacoes SA	63,400	387,121
Caixa Seguridade Participacoes S/A	62,800	174,744
		561,865
TOTAL FINANCIALS		19,379,228

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hapvida Participacoes e Investimentos S/A (b)(d)(e)	31,900	185,472
Rede D'Or Sao Luiz SA (d)(e)	105,761	851,994
		1,037,466
Pharmaceuticals - 0.0%
Hypera SA	35,600	170,987
TOTAL HEALTH CARE		1,208,453

Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA	72,000	1,164,189
Electrical Equipment - 0.1%
WEG SA	150,660	1,178,968
Ground Transportation - 0.0%
Localiza Rent a Car SA	89,411	655,466
Rumo SA	124,400	368,116
		1,023,582
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	101,900	300,778
TOTAL INDUSTRIALS		3,667,517

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	51,900	428,034
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	16,662	607,312
Containers & Packaging - 0.0%
Klabin SA unit	100,880	338,269
Metals & Mining - 0.3%
Gerdau SA	136,746	481,411
Metalurgica Gerdau SA	65,800	135,637
Vale SA	369,926	4,487,286
Wheaton Precious Metals Corp	46,864	4,525,849
		9,630,183
Paper & Forest Products - 0.0%
Suzano SA	68,222	619,964
TOTAL MATERIALS		11,195,728

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allos SA	35,600	165,098
Multiplan Empreendimentos Imobiliarios SA	30,300	154,824
		319,922
Utilities - 0.1%
Electric Utilities - 0.1%
Centrais Eletricas Brasileiras SA	86,700	897,950
Centrais Eletricas Brasileiras SA Series B	28,055	309,703
Cia Energetica de Minas Gerais	192,086	404,884
Cia Paranaense de Energia - Copel	81,200	197,870
Cia Paranaense de Energia - Copel Series B	104,100	269,347
Energisa S/A unit	29,700	286,127
Equatorial Energia SA	108,576	739,656
Transmissora Alianca de Energia Eletrica S/A unit	20,100	142,345
		3,247,882
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (b)	72,400	246,405
Engie Brasil Energia SA	25,950	192,938
		439,343
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	47,100	1,154,136
Cia De Sanena Do Parana unit	25,000	160,224
		1,314,360
TOTAL UTILITIES		5,001,585

TOTAL BRAZIL		50,457,349
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	10,484	430,368
CANADA - 7.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc	32,237	736,885
Quebecor Inc Class B	15,776	503,239
TELUS Corp	53,124	776,852
		2,016,976
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	39,408	1,542,265
TOTAL COMMUNICATION SERVICES		3,559,241

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Magna International Inc	27,162	1,283,201
Broadline Retail - 0.1%
Canadian Tire Corp Ltd Class A	5,295	607,252
Dollarama Inc	28,518	3,706,903
		4,314,155
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	31,528	2,070,771
Restaurant Brands International Inc (United States)	2,343	153,911
		2,224,682
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	15,163	884,234
TOTAL CONSUMER DISCRETIONARY		8,706,272

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	79,127	4,021,370
Empire Co Ltd Class A	14,031	476,687
George Weston Ltd	16,332	993,043
Loblaw Cos Ltd	58,827	2,337,897
Metro Inc/CN	20,346	1,356,207
		9,185,204
Food Products - 0.0%
Saputo Inc	25,224	609,490
TOTAL CONSUMER STAPLES		9,794,694

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
ARC Resources Ltd	59,364	1,094,968
Cameco Corp	44,948	4,593,666
Canadian Natural Resources Ltd	215,638	6,898,633
Cenovus Energy Inc	130,140	2,199,079
Enbridge Inc	224,914	10,487,594
Imperial Oil Ltd	16,218	1,434,418
Keyera Corp	23,536	694,896
MEG Energy Corp	25,986	549,902
Parkland Corp	14,242	405,767
Pembina Pipeline Corp	60,009	2,270,206
South Bow Corp	21,085	546,912
Suncor Energy Inc	125,169	4,984,271
TC Energy Corp	107,321	5,385,371
Tourmaline Oil Corp	37,970	1,670,079
Whitecap Resources Inc	125,671	935,443
		44,151,205
Financials - 2.9%
Banks - 1.9%
Bank of Montreal	73,860	9,175,165
Bank of Nova Scotia/The	128,031	8,397,256
Canadian Imperial Bank of Commerce	95,748	7,933,318
National Bank of Canada	40,365	4,509,782
Royal Bank of Canada	144,946	21,234,220
Toronto Dominion Bank	176,826	14,518,757
		65,768,498
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	38,962	2,107,623
Brookfield Corp Class A	222,620	10,252,060
Onex Corp Subordinate Voting Shares	5,899	513,121
TMX Group Ltd	28,465	1,049,869
		13,922,673
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	2,149	3,488,978
Great-West Lifeco Inc	27,788	1,178,050
iA Financial Corp Inc	9,572	1,129,899
Intact Financial Corp	18,397	3,431,754
Manulife Financial Corp	175,024	5,664,212
Power Corp of Canada Subordinate Voting Shares	55,674	2,607,951
Sun Life Financial Inc	58,027	3,529,489
		21,030,333
TOTAL FINANCIALS		100,721,504

Industrials - 0.7%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (b)	8,919	1,246,199
CAE Inc (b)	33,252	933,631
		2,179,830
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp	41,166	1,110,342
Construction & Engineering - 0.1%
AtkinsRealis Group Inc	17,238	1,215,650
Stantec Inc	11,838	1,310,954
WSP Global Inc	13,478	2,576,729
		5,103,333
Ground Transportation - 0.4%
Canadian National Railway Co	57,360	5,500,229
Canadian Pacific Kansas City Ltd	94,337	6,788,659
TFI International Inc	7,985	717,571
		13,006,459
Passenger Airlines - 0.0%
Air Canada (b)	29,910	393,241
Professional Services - 0.1%
Thomson Reuters Corp	13,968	2,139,592
Trading Companies & Distributors - 0.0%
Finning International Inc	13,714	741,654
Toromont Industries Ltd	8,413	1,010,784
		1,752,438
TOTAL INDUSTRIALS		25,685,235

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	11,878	4,089,359
IT Services - 0.8%
CGI Inc Class A	20,363	1,772,135
Shopify Inc Class A (b)	125,923	21,894,109
		23,666,244
Software - 0.2%
Constellation Software Inc/Canada	2,058	5,416,023
Constellation Software Inc/Canada warrants 3/31/2040 (b)(f)	1,367	0
Descartes Systems Group Inc/The (b)	8,856	782,141
Open Text Corp	26,456	1,015,007
		7,213,171
TOTAL INFORMATION TECHNOLOGY		34,968,774

Materials - 0.9%
Chemicals - 0.1%
Nutrien Ltd	50,314	2,740,356
Containers & Packaging - 0.0%
CCL Industries Inc Class B	14,696	819,803
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA	51,881	8,344,314
Alamos Gold Inc Class A	43,629	1,345,063
B2Gold Corp	135,361	592,575
Barrick Mining Corp	176,123	5,781,400
Franco-Nevada Corp	19,900	3,717,230
Kinross Gold Corp	125,552	2,920,043
Pan American Silver Corp	43,735	1,540,415
Teck Resources Ltd Class B	46,416	1,991,266
		26,232,306
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	5,786	353,129
TOTAL MATERIALS		30,145,594

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	4,522	721,399
FirstService Corp Subordinate Voting Shares	4,298	684,161
		1,405,560
Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc	30,691	1,459,111
Fortis Inc/Canada	51,602	2,593,805
Hydro One Ltd (d)(e)	32,455	1,197,032
		5,249,948
Gas Utilities - 0.0%
AltaGas Ltd	30,577	897,547
Brookfield Infrastructure Corp	12,171	551,472
		1,449,019
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	13,609	589,169
Northland Power Inc	26,854	490,726
		1,079,895
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp	72,168	402,892
Canadian Utilities Ltd Class A	13,736	384,692
		787,584
TOTAL UTILITIES		8,566,446

TOTAL CANADA		267,704,525
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	84,815	532,259
Specialty Retail - 0.0%
Empresas Copec SA	38,390	274,479
TOTAL CONSUMER DISCRETIONARY		806,738

Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA Class B	35,878	161,471
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	125,627	389,590
TOTAL CONSUMER STAPLES		551,061

Financials - 0.0%
Banks - 0.0%
Banco de Chile	4,746,585	832,988
Banco de Credito e Inversiones SA	8,138	418,319
Banco Santander Chile	6,320,356	457,120
		1,708,427
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	25,741,347	586,626
Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B (b)	14,650	705,945
Metals & Mining - 0.2%
Antofagasta PLC	35,675	1,307,568
Lundin Mining Corp	70,529	1,134,458
		2,442,026
Paper & Forest Products - 0.0%
Empresas Cmpc SA	115,833	167,135
TOTAL MATERIALS		3,315,106

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	73,760	205,812
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	1,876,812	177,217
Enel Chile SA	2,548,708	194,692
		371,909
Independent Power and Renewable Electricity Producers - 0.0%
Colbun SA	668,296	100,470
TOTAL UTILITIES		472,379

TOTAL CHILE		7,646,149
CHINA - 7.8%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (d)(e)	486,500	703,089
Entertainment - 0.2%
China Ruyi Holdings Ltd (b)	1,104,000	393,547
Kingsoft Corp Ltd	100,400	437,491
Netease Inc	176,590	4,955,246
Tencent Music Entertainment Group Class A ADR	50,572	1,128,767
		6,915,051
Interactive Media & Services - 1.7%
Autohome Inc Class A ADR	6,514	164,153
Baidu Inc A Shares (b)	230,092	3,482,727
Bilibili Inc Z Shares (b)	29,506	891,170
Kuaishou Technology B Shares (d)(e)	289,300	2,693,613
Tencent Holdings Ltd	632,900	51,409,051
		58,640,714
TOTAL COMMUNICATION SERVICES		66,258,854

Consumer Discretionary - 3.0%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	62,400	556,902
Automobiles - 0.3%
BYD Co Ltd H Shares	380,700	4,928,663
Geely Automobile Holdings Ltd	528,000	1,250,259
Great Wall Motor Co Ltd H Shares	245,500	478,012
Li Auto Inc A Shares (b)	124,398	1,290,887
NIO Inc A Shares (b)	158,524	1,146,212
XPeng Inc A Shares (b)	152,002	1,770,848
Yadea Group Holdings Ltd (d)(e)	118,993	186,057
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(d)(e)	46,000	345,124
		11,396,062
Broadline Retail - 2.0%
Alibaba Group Holding Ltd	1,968,544	41,888,155
JD.com Inc A Shares	299,423	4,943,470
PDD Holdings Inc Class A ADR (b)	80,583	10,868,229
Prosus NV Class N	137,434	9,493,709
Vipshop Holdings Ltd Class A ADR	23,247	406,590
		67,600,153
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc (b)	133,690	799,434
TAL Education Group Class A ADR (b)	42,458	520,535
		1,319,969
Hotels, Restaurants & Leisure - 0.5%
H World Group Ltd	177,100	686,730
Haidilao International Holding Ltd (d)(e)	180,000	296,504
Meituan B Shares (b)(d)(e)	570,980	7,515,670
Tongcheng Travel Holdings Ltd (d)	125,200	344,799
Trip.com Group Ltd	62,750	4,415,807
Yum China Holdings Inc (Hong Kong)	38,250	1,647,046
		14,906,556
Household Durables - 0.0%
Haier Smart Home Co Ltd H Shares	242,600	788,004
Midea Group Co Ltd H Shares	47,000	508,072
		1,296,076
Specialty Retail - 0.1%
Chow Tai Fook Jewellery Group Ltd	220,000	430,909
Pop Mart International Group Ltd (d)(e)	69,400	1,979,144
		2,410,053
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	120,800	1,259,216
Li Ning Co Ltd	238,000	517,008
Shenzhou International Group Holdings Ltd	82,000	708,084
		2,484,308
TOTAL CONSUMER DISCRETIONARY		101,970,079

Consumer Staples - 0.2%
Beverages - 0.1%
China Resources Beer Holdings Co Ltd	161,500	552,844
Nongfu Spring Co Ltd H Shares (d)(e)	187,200	1,243,093
Tsingtao Brewery Co Ltd H Shares	62,000	418,889
		2,214,826
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)	600,000	447,845
JD Health International Inc (b)(d)(e)	104,900	819,431
		1,267,276
Food Products - 0.1%
China Feihe Ltd (d)(e)	398,000	212,559
China Mengniu Dairy Co Ltd	313,000	569,563
Tingyi Cayman Islands Holding Corp	188,000	257,907
Want Want China Holdings Ltd	472,000	304,926
Wilmar International Ltd	263,400	633,407
		1,978,362
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (d)(e)	49,800	238,408
Hengan International Group Co Ltd	71,000	248,711
		487,119
Tobacco - 0.0%
Smoore International Holdings Ltd (d)(e)	193,000	325,121
TOTAL CONSUMER STAPLES		6,272,704

Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	184,000	179,251
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	225,000	317,063
China Petroleum & Chemical Corp H Shares	2,456,000	1,305,349
China Shenhua Energy Co Ltd H Shares	349,500	1,819,790
PetroChina Co Ltd H Shares	2,180,000	2,249,982
Yankuang Energy Group Co Ltd H Shares	326,200	447,916
		6,140,100
TOTAL ENERGY		6,319,351

Financials - 1.3%
Banks - 0.9%
Agricultural Bank of China Ltd H Shares	3,174,000	2,418,115
Bank of China Ltd A Shares (China)	433,700	341,846
Bank of China Ltd H Shares	8,039,000	4,552,008
Bank of Communications Co Ltd A Shares (China)	329,500	332,398
Bank of Communications Co Ltd H Shares	1,840,000	1,633,861
BOC Hong Kong Holdings Ltd	373,500	1,835,164
China CITIC Bank Corp Ltd H Shares	940,000	896,384
China Construction Bank Corp H Shares	10,171,000	10,069,714
China Merchants Bank Co Ltd H Shares	341,500	2,137,630
China Minsheng Banking Corp Ltd H Shares	754,400	386,396
Industrial & Commercial Bank of China Ltd A Shares (China)	430,100	470,140
Industrial & Commercial Bank of China Ltd H Shares	7,631,000	5,911,888
Postal Savings Bank of China Co Ltd H Shares (d)(e)	986,000	695,354
		31,680,898
Capital Markets - 0.1%
China Galaxy Securities Co Ltd H Shares	386,000	555,364
China International Capital Corp Ltd H Shares (d)(e)	160,000	435,285
CITIC Securities Co Ltd H Shares	135,225	514,758
Guotai Haitong Securities Co Ltd H Shares (d)(e)	259,272	496,486
Huatai Securities Co Ltd H Shares (d)(e)	172,400	433,520
		2,435,413
Consumer Finance - 0.0%
Qfin Holdings Inc Class A ADR	10,773	260,167
Insurance - 0.3%
China Life Insurance Co Ltd H Shares	770,000	2,429,738
China Pacific Insurance Group Co Ltd H Shares	267,800	1,085,599
New China Life Insurance Co Ltd H Shares	100,400	634,400
People's Insurance Co Group of China Ltd/The H Shares	906,000	813,827
PICC Property & Casualty Co Ltd H Shares	716,000	1,691,741
Ping An Insurance Group Co of China Ltd H Shares	669,000	4,833,078
		11,488,383
TOTAL FINANCIALS		45,864,861

Health Care - 0.2%
Biotechnology - 0.1%
Akeso Inc (b)(d)(e)	69,000	1,006,956
Innovent Biologics Inc (b)(d)(e)	148,000	1,657,026
Zai Lab Ltd (b)	105,500	275,290
		2,939,272
Health Care Equipment & Supplies - 0.0%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	242,800	169,667
Health Care Providers & Services - 0.0%
Sinopharm Group Co Ltd H Shares	143,200	356,961
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)	138,000	285,926
Wuxi Apptec Co Ltd H Shares (d)(e)	44,164	617,229
Wuxi Biologics Cayman Inc (b)(d)(e)	368,500	1,716,700
		2,619,855
Pharmaceuticals - 0.0%
CSPC Pharmaceutical Group Ltd	813,760	801,136
Hansoh Pharmaceutical Group Co Ltd (d)(e)	118,000	541,213
Kangmei Pharmaceutical Co Ltd rights (b)(f)	721	0
Sino Biopharmaceutical Ltd	1,021,250	929,180
		2,271,529
TOTAL HEALTH CARE		8,357,284

Industrials - 0.2%
Air Freight & Logistics - 0.0%
JD Logistics Inc (b)(d)(e)	216,600	352,890
ZTO Express Cayman Inc A Shares	43,203	797,044
		1,149,934
Building Products - 0.0%
Xinyi Glass Holdings Ltd	242,647	283,849
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	363,000	224,698
Construction & Engineering - 0.0%
China Railway Group Ltd H Shares	431,000	218,535
China State Construction International Holdings Ltd	192,000	218,425
		436,960
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	86,301	1,121,913
Industrial Conglomerates - 0.0%
CITIC Ltd	806,000	1,246,774
Machinery - 0.2%
Airtac International Group	15,278	452,215
CRRC Corp Ltd H Shares	470,000	356,255
Weichai Power Co Ltd H Shares	200,000	413,098
Yangzijiang Shipbuildling (Holdings) Ltd	282,400	763,713
Zhuzhou CRRC Times Electric Co Ltd H Shares	46,200	235,562
		2,220,843
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	269,550	467,950
SITC International Holdings Co Ltd	132,000	486,174
		954,124
Professional Services - 0.0%
Kanzhun Ltd ADR	37,788	837,382
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	121,219	234,621
TOTAL INDUSTRIALS		8,711,098

Information Technology - 0.4%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	78,500	369,136
ZTE Corp H Shares	75,400	319,239
		688,375
Electronic Equipment, Instruments & Components - 0.0%
Aac Technologies Holdings Inc	73,500	378,352
Kingboard Holdings Ltd	63,500	227,505
Sunny Optical Technology Group Co Ltd	68,500	662,913
		1,268,770
IT Services - 0.0%
Chinasoft International Ltd	240,000	179,755
GDS Holdings Ltd A Shares (b)	107,900	480,744
		660,499
Semiconductors & Semiconductor Equipment - 0.0%
GCL Technology Holdings Ltd (b)	2,319,000	405,871
Hua Hong Semiconductor Ltd (b)(d)(e)	70,000	718,418
Silergy Corp	34,000	245,792
Xinyi Solar Holdings Ltd	499,395	230,078
		1,600,159
Software - 0.0%
Kingdee International Software Group Co Ltd (b)	293,000	552,777
Technology Hardware, Storage & Peripherals - 0.4%
Lenovo Group Ltd	776,000	1,134,458
Xiaomi Corp B Shares (b)(d)(e)	1,776,000	9,853,093
		10,987,551
TOTAL INFORMATION TECHNOLOGY		15,758,131

Materials - 0.2%
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	119,000	354,371
China National Building Material Co Ltd H Shares	399,000	282,926
		637,297
Metals & Mining - 0.2%
Aluminum Corp of China Ltd H Shares	416,000	528,930
China Hongqiao Group Ltd	274,000	1,040,915
CMOC Group Ltd H Shares	378,000	818,212
Zhaojin Mining Industry Co Ltd H Shares	172,000	643,239
Zijin Mining Group Co Ltd H Shares	620,000	2,572,380
		5,603,676
TOTAL MATERIALS		6,240,973

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd	385,000	645,585
China Resources Land Ltd	297,000	1,072,488
China Resources Mixc Lifestyle Services Ltd (d)(e)	64,400	336,646
Country Garden Services Holdings Co Ltd	212,000	168,605
Longfor Group Holdings Ltd (d)(e)	198,931	246,022
Wharf Holdings Ltd/The	95,000	249,648
		2,718,994
Utilities - 0.1%
Gas Utilities - 0.0%
China Gas Holdings Ltd	302,400	310,940
China Resources Gas Group Ltd	91,000	250,144
ENN Energy Holdings Ltd	74,800	651,206
Kunlun Energy Co Ltd	394,000	362,028
		1,574,318
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd H Shares (d)(e)	1,098,000	435,212
China Longyuan Power Group Corp Ltd H Shares	348,000	322,448
China Power International Development Ltd	445,805	192,193
China Resources Power Holdings Co Ltd	226,000	540,384
Huaneng Power International Inc H Shares	426,000	351,960
		1,842,197
TOTAL UTILITIES		3,416,515

TOTAL CHINA		271,888,844
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	26,232	425,328
Materials - 0.0%
Construction Materials - 0.0%
Cementos Argos SA	59,103	158,235
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	44,325	287,476
TOTAL COLOMBIA		871,039
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)	73,047	730,704
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	7,696	394,087
Moneta Money Bank AS (d)(e)	27,080	229,360
		623,447
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	16,563	1,014,470
TOTAL CZECH REPUBLIC		1,637,917
DENMARK - 1.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	8,208	1,099,138
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	9,341	1,098,034
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	68,048	3,038,500
Ringkjoebing Landbobank A/S	2,592	585,294
		3,623,794
Insurance - 0.0%
Tryg A/S	32,952	812,236
TOTAL FINANCIALS		4,436,030

Health Care - 0.6%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	5,144	1,037,030
Genmab A/S (b)	6,639	1,893,628
Zealand Pharma A/S (b)	6,782	536,577
		3,467,235
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	12,350	1,116,989
Pharmaceuticals - 0.5%
Novo Nordisk A/S Series B	328,826	16,188,668
TOTAL HEALTH CARE		20,772,892

Industrials - 0.2%
Air Freight & Logistics - 0.1%
DSV A/S	20,368	4,322,614
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	104,514	2,137,532
TOTAL INDUSTRIALS		6,460,146

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	35,560	2,125,164
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(d)(e)	47,192	843,475
TOTAL DENMARK		36,834,879
EGYPT - 0.0%
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	242,404	541,304
Commercial International Bank - Egypt (CIB) GDR (d)	9,569	20,430
		561,734
Capital Markets - 0.0%
EFG Holding S.A.E. (b)	124,245	74,037
TOTAL FINANCIALS		635,771

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	108,919	132,598
TOTAL EGYPT		768,369
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	15,069	664,201
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	27,962	589,816
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	43,877	908,071
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp (Sweden)	357,897	6,114,228
Insurance - 0.1%
Sampo Oyj A Shares	260,431	2,902,196
TOTAL FINANCIALS		9,016,424

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	11,133	777,005
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	40,213	2,684,680
Konecranes Oyj A Shares	7,164	706,849
Metso Oyj	72,662	1,190,142
Valmet Oyj	14,878	483,777
Wartsila OYJ Abp	49,747	1,626,761
		6,692,209
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	528,531	3,605,269
Materials - 0.1%
Containers & Packaging - 0.0%
Huhtamaki Oyj	8,720	293,090
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	62,074	722,651
UPM-Kymmene Oyj	54,544	1,463,617
		2,186,268
TOTAL MATERIALS		2,479,358

Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	45,124	1,005,916
TOTAL FINLAND		25,738,269
FRANCE - 5.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	189,483	3,031,042
Media - 0.1%
Publicis Groupe SA	23,356	2,340,951
TOTAL COMMUNICATION SERVICES		5,371,993

Consumer Discretionary - 1.0%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	72,960	2,330,738
Automobiles - 0.0%
Renault SA	19,091	741,577
Hotels, Restaurants & Leisure - 0.0%
Accor SA	22,163	1,127,864
Textiles, Apparel & Luxury Goods - 0.9%
Hermes International SCA	3,592	8,897,545
Kering SA	7,255	2,576,374
LVMH Moet Hennessy Louis Vuitton SE	26,312	18,597,932
		30,071,851
TOTAL CONSUMER DISCRETIONARY		34,272,030

Consumer Staples - 0.5%
Beverages - 0.0%
Pernod Ricard SA	20,542	2,011,660
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	58,840	886,186
Food Products - 0.2%
Danone SA	66,485	5,871,732
Personal Care Products - 0.3%
L'Oreal SA	23,725	9,900,714
TOTAL CONSUMER STAPLES		18,670,292

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	216,564	13,521,181
Financials - 0.7%
Banks - 0.5%
BNP Paribas SA	105,030	8,135,415
Credit Agricole SA	115,529	2,085,458
Societe Generale SA Series A	72,147	4,575,610
		14,796,483
Financial Services - 0.0%
Edenred SE	24,600	706,894
Insurance - 0.2%
AXA SA	176,742	7,668,555
TOTAL FINANCIALS		23,171,932

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	30,100	11,008,649
Industrials - 1.4%
Aerospace & Defense - 1.0%
Airbus SE	63,741	15,716,693
Safran SA	35,391	12,575,077
Thales SA	9,357	2,668,176
		30,959,946
Building Products - 0.1%
Cie de Saint-Gobain SA	47,538	4,614,136
Construction & Engineering - 0.2%
Bouygues SA	19,137	863,140
Eiffage SA	7,356	904,698
Vinci SA	51,704	6,913,668
		8,681,506
Electrical Equipment - 0.1%
Legrand SA	27,059	4,672,757
Professional Services - 0.0%
Bureau Veritas SA	36,489	1,197,841
TOTAL INDUSTRIALS		50,126,186

Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	15,935	2,451,527
Software - 0.0%
Dassault Systemes SE	68,218	1,941,331
TOTAL INFORMATION TECHNOLOGY		4,392,858

Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	59,706	11,555,435
Real Estate - 0.0%
Retail REITs - 0.0%
Unibail-Rodamco-Westfield unit	12,777	1,320,165
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	181,429	4,247,790
Veolia Environnement SA	69,635	2,301,237
		6,549,027
TOTAL FRANCE		179,959,748
GERMANY - 5.2%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	360,067	11,153,143
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	7,724	892,087
TOTAL COMMUNICATION SERVICES		12,045,230

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Aumovio SE	5,334	229,329
Continental AG	10,987	829,250
		1,058,579
Automobiles - 0.3%
Bayerische Motoren Werke AG	27,140	2,525,157
Mercedes-Benz Group AG	74,336	4,823,260
		7,348,417
Specialty Retail - 0.0%
Zalando SE (b)(d)(e)	23,007	643,351
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	18,555	3,508,423
TOTAL CONSUMER DISCRETIONARY		12,558,770

Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	9,787	730,444
Personal Care Products - 0.0%
Beiersdorf AG	9,556	1,013,070
TOTAL CONSUMER STAPLES		1,743,514

Financials - 1.2%
Banks - 0.1%
Commerzbank AG	107,658	3,910,138
Capital Markets - 0.3%
Deutsche Bank AG	200,917	7,162,986
Deutsche Boerse AG	19,404	4,913,872
		12,076,858
Insurance - 0.8%
Allianz SE	39,811	15,997,726
Hannover Rueck SE	6,223	1,774,586
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,474	8,336,282
		26,108,594
TOTAL FINANCIALS		42,095,590

Health Care - 0.3%
Biotechnology - 0.0%
BioNTech SE ADR (b)(c)	9,570	994,418
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (d)(e)	30,273	1,694,810
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	21,531	1,155,940
Fresenius SE & Co KGaA	42,014	2,422,341
		3,578,281
Pharmaceuticals - 0.2%
Bayer AG	101,466	3,156,048
Merck KGaA	13,376	1,752,171
		4,908,219
TOTAL HEALTH CARE		11,175,728

Industrials - 1.5%
Aerospace & Defense - 0.4%
MTU Aero Engines AG	5,556	2,421,399
Rheinmetall AG	4,741	9,298,210
		11,719,609
Air Freight & Logistics - 0.1%
Deutsche Post AG	99,111	4,553,792
Electrical Equipment - 0.2%
Siemens Energy AG (b)	69,291	8,632,642
Industrial Conglomerates - 0.7%
Siemens AG	75,943	21,522,044
Machinery - 0.1%
Daimler Truck Holding AG	51,638	2,065,958
Gea Group Ag	15,064	1,076,538
Knorr-Bremse AG	6,918	642,707
		3,785,203
Trading Companies & Distributors - 0.0%
Brenntag SE	12,523	695,028
TOTAL INDUSTRIALS		50,908,318

Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.1%
Infineon Technologies AG	134,813	5,351,119
Software - 0.8%
Nemetschek SE	6,220	716,948
SAP SE	105,219	27,364,571
		28,081,519
TOTAL INFORMATION TECHNOLOGY		33,432,638

Materials - 0.3%
Chemicals - 0.2%
BASF SE	92,101	4,544,435
Covestro AG (b)(d)(e)	17,640	1,198,005
Symrise AG	13,648	1,128,676
		6,871,116
Construction Materials - 0.1%
Heidelberg Materials AG	13,240	3,106,152
TOTAL MATERIALS		9,977,268

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	7,540	574,039
Vonovia SE	86,232	2,591,769
		3,165,808
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	68,857	3,389,867
Multi-Utilities - 0.1%
E.ON SE	229,142	4,263,504
TOTAL UTILITIES		7,653,371

TOTAL GERMANY		184,756,235
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish (c)	3,111	157,322
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	18,456	346,968
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	17,344	358,849
Specialty Retail - 0.0%
FF Group (b)(f)	256	0
JUMBO SA	11,417	362,421
		362,421
TOTAL CONSUMER DISCRETIONARY		721,270

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Motor Oil Hellas Corinth Refineries SA	6,320	189,548
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	216,177	847,200
Eurobank Ergasias Services and Holdings SA	267,986	1,008,057
National Bank of Greece SA	86,731	1,274,124
Piraeus Financial Holdings SA	110,462	862,238
		3,991,619
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	6,978	186,442
Marine Transportation - 0.0%
Star Bulk Carriers Corp (c)	9,792	184,285
TOTAL INDUSTRIALS		370,727

Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	18,695	325,171
TOTAL GREECE		5,945,303
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	9,681	456,072
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	365,000	532,196
PCCW Ltd	478,000	341,404
		873,600
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	821,766	788,924
Financials - 0.7%
Banks - 0.0%
Hang Seng Bank Ltd	72,400	1,412,492
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	6,201	1,234,247
Hong Kong Exchanges & Clearing Ltd	123,149	6,713,285
		7,947,532
Insurance - 0.5%
AIA Group Ltd	1,084,400	10,552,011
Prudential PLC	265,805	3,696,840
		14,248,851
TOTAL FINANCIALS		23,608,875

Industrials - 0.1%
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (b)	602,400	772,909
Ground Transportation - 0.0%
MTR Corp Ltd	169,891	623,108
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	35,500	293,300
Machinery - 0.1%
Techtronic Industries Co Ltd	148,500	1,735,244
Marine Transportation - 0.0%
Orient Overseas International Ltd	13,500	233,671
TOTAL INDUSTRIALS		3,658,232

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	31,400	331,354
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	202,245	1,000,482
Hang Lung Properties Ltd	186,000	207,051
Henderson Land Development Co Ltd	144,010	505,575
Hongkong Land Holdings Ltd (Singapore)	102,209	624,497
Sino Land Co Ltd	374,825	465,483
Sun Hung Kai Properties Ltd	159,500	1,938,701
Swire Properties Ltd	98,400	268,460
Wharf Real Estate Investment Co Ltd	167,000	474,960
		5,485,209
Retail REITs - 0.0%
Link REIT	268,882	1,400,717
TOTAL REAL ESTATE		6,885,926

Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	64,500	419,593
CLP Holdings Ltd	165,500	1,412,082
Power Assets Holdings Ltd	140,500	892,483
		2,724,158
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	1,125,865	1,047,545
TOTAL UTILITIES		3,771,703

TOTAL HONG KONG		39,918,614
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	45,928	404,072
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	25,315	2,414,556
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	14,470	446,002
TOTAL HUNGARY		3,264,630
INDIA - 3.1%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	293,740	6,798,725
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Bajaj Auto Ltd	6,816	682,828
Mahindra & Mahindra Ltd	91,185	3,582,272
Maruti Suzuki India Ltd	13,645	2,488,120
Tata Motors Passenger Vehicles Limited	214,699	991,681
		7,744,901
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (b)	489,843	1,753,480
Specialty Retail - 0.0%
Trent Ltd	18,987	1,004,120
Textiles, Apparel & Luxury Goods - 0.1%
Titan Co Ltd	43,069	1,817,908
TOTAL CONSUMER DISCRETIONARY		12,320,409

Consumer Staples - 0.2%
Beverages - 0.0%
Varun Beverages Ltd	136,745	723,509
Food Products - 0.0%
Nestle India Ltd	73,889	1,058,494
Personal Care Products - 0.2%
Hindustan Unilever Ltd	92,246	2,562,187
Tobacco - 0.0%
ITC Ltd	310,687	1,471,270
TOTAL CONSUMER STAPLES		5,815,460

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Bharat Petroleum Corp Ltd	202,793	815,147
Coal India Ltd	236,386	1,034,996
Indian Oil Corp Ltd	385,614	720,705
Oil & Natural Gas Corp Ltd	429,348	1,235,201
Reliance Industries Ltd	697,883	11,686,287
		15,492,336
Financials - 1.0%
Banks - 0.8%
Axis Bank Ltd	236,847	3,289,416
HDFC Bank Ltd/Gandhinagar	1,168,358	12,995,210
ICICI Bank Ltd	544,908	8,257,374
Kotak Mahindra Bank Ltd	112,775	2,670,823
State Bank of India	190,401	2,009,866
		29,222,689
Consumer Finance - 0.1%
Bajaj Finance Ltd	288,991	3,395,030
Financial Services - 0.1%
Bajaj Finserv Ltd	40,039	941,964
Jio Financial Services Ltd	320,266	1,106,941
Power Finance Corp Ltd	150,551	683,937
REC Ltd	130,843	552,543
		3,285,385
TOTAL FINANCIALS		35,903,104

Industrials - 0.3%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	370,829	1,780,097
Hindustan Aeronautics Ltd (d)	19,136	1,008,873
		2,788,970
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	69,484	3,155,332
Electrical Equipment - 0.0%
Suzlon Energy Ltd (b)	1,139,814	761,460
Machinery - 0.0%
Tata Motors Ltd /new (b)(f)	203,357	597,367
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	30,844	862,096
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	75,169	1,229,176
TOTAL INDUSTRIALS		9,394,401

Information Technology - 0.4%
IT Services - 0.4%
HCL Technologies Ltd	109,016	1,893,180
Infosys Ltd	364,400	6,072,095
Tata Consultancy Services Ltd	104,370	3,595,600
Wipro Ltd	313,670	850,459
		12,411,334
Materials - 0.2%
Chemicals - 0.0%
Asian Paints Ltd	46,869	1,325,733
Construction Materials - 0.0%
UltraTech Cement Ltd	12,463	1,677,412
Metals & Mining - 0.2%
Hindalco Industries Ltd	151,674	1,448,733
Tata Steel Ltd	765,786	1,577,382
Vedanta Ltd	183,990	1,023,019
		4,049,134
TOTAL MATERIALS		7,052,279

Utilities - 0.1%
Electric Utilities - 0.0%
Power Grid Corp of India Ltd	471,258	1,529,803
Tata Power Co Ltd/The	178,756	815,392
		2,345,195
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (b)	491,809	874,580
NTPC Ltd	492,706	1,870,301
		2,744,881
TOTAL UTILITIES		5,090,076

TOTAL INDIA		110,278,124
INDONESIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	4,769,800	922,645
Media - 0.0%
Elang Mahkota Teknologi Tbk PT	3,062,200	218,202
Wireless Telecommunication Services - 0.0%
Indosat Tbk PT	830,400	94,125
TOTAL COMMUNICATION SERVICES		1,234,972

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	97,184,500	350,636
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	2,031,100	245,491
Food Products - 0.0%
Indofood CBP Sukses Makmur Tbk PT	222,700	116,505
Indofood Sukses Makmur Tbk PT	443,200	197,215
		313,720
TOTAL CONSUMER STAPLES		559,211

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	898,000	101,788
Bumi Resources Tbk PT (b)	17,011,600	145,258
United Tractors Tbk PT	150,900	244,090
		491,136
Financials - 0.2%
Banks - 0.2%
Bank Central Asia Tbk PT	5,671,200	2,903,609
Bank Mandiri Persero Tbk PT	3,859,900	1,093,562
Bank Negara Indonesia Persero Tbk PT	1,386,300	365,123
Bank Rakyat Indonesia Persero Tbk PT	6,995,210	1,673,396
		6,035,690
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Mitra Keluarga Karyasehat Tbk PT (d)	496,700	77,059
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	1,971,300	151,137
TOTAL HEALTH CARE		228,196

Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	2,084,300	770,802
Jardine Matheson Holdings Ltd (Singapore)	21,435	1,259,307
		2,030,109
Materials - 0.1%
Chemicals - 0.0%
Barito Pacific Tbk PT (b)	2,797,448	580,349
Metals & Mining - 0.1%
Amman Mineral Internasional PT (b)	1,407,500	600,917
Aneka Tambang Tbk	843,600	157,255
Bumi Resources Minerals Tbk PT (b)	8,682,300	480,320
Merdeka Copper Gold Tbk PT (b)	1,346,900	197,621
		1,436,113
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	237,100	106,217
TOTAL MATERIALS		2,122,679

Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	1,064,800	111,410
TOTAL INDONESIA		13,164,039
IRELAND - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	16,683	1,521,066
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	220,511	2,029,564
Bank of Ireland Group PLC	99,118	1,620,613
		3,650,177
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	15,932	1,191,825
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	18,075	2,354,088
TOTAL INDUSTRIALS		3,545,913

TOTAL IRELAND		8,717,156
ISRAEL - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	247,561	506,830
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	11,250	409,838
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Shufersal Ltd	21,228	264,499
Food Products - 0.0%
Strauss Group Ltd	5,995	169,191
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)	3,973	179,778
TOTAL CONSUMER STAPLES		613,468

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Delek Group Ltd	955	250,997
Paz Retail And Energy Ltd	876	187,381
		438,378
Financials - 0.4%
Banks - 0.3%
Bank Hapoalim BM	136,137	2,769,993
Bank Leumi Le-Israel BM	154,472	3,144,479
First International Bank of Israel Ltd	5,311	383,030
Israel Discount Bank Ltd Class A	127,495	1,277,122
Mizrahi Tefahot Bank Ltd	15,707	1,022,887
		8,597,511
Capital Markets - 0.0%
Plus500 Ltd	7,288	303,121
Consumer Finance - 0.0%
Isracard Ltd	21,450	91,435
Insurance - 0.1%
Clal Insurance Enterprises Holdings Ltd	6,732	376,221
Harel Insurance Investments & Financial Services Ltd	11,315	395,866
Menora Mivtachim Holdings Ltd	2,128	212,901
Phoenix Financial Ltd	23,703	913,655
		1,898,643
TOTAL FINANCIALS		10,890,710

Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	118,598	2,428,887
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	2,792	1,336,685
Construction & Engineering - 0.0%
Electra Ltd/Israel	3,980	126,297
Machinery - 0.0%
Kornit Digital Ltd (b)	4,502	60,777
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd (c)	12,345	189,866
TOTAL INDUSTRIALS		1,713,625

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Next Vision Stabilized Systems Ltd	7,206	316,241
IT Services - 0.0%
Wix.com Ltd (b)	5,674	825,794
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (Israel) (b)	2,932	363,255
Nova Ltd (Israel) (b)	3,020	1,045,732
Tower Semiconductor Ltd (b)	11,700	966,966
		2,375,953
Software - 0.1%
Cellebrite DI Ltd (b)	11,822	201,683
Check Point Software Technologies Ltd (b)	8,630	1,688,719
Nice Ltd (b)	6,501	881,045
Sapiens International Corp NV (Israel)	3,071	131,381
		2,902,828
TOTAL INFORMATION TECHNOLOGY		6,420,816

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	74,259	487,471
Israel Corp Ltd Class A1	392	139,178
		626,649
Real Estate - 0.1%
Diversified REITs - 0.0%
Reit 1 Ltd	19,777	161,812
Real Estate Management & Development - 0.1%
Airport City Ltd (b)	5,556	109,945
Alony Hetz Properties & Investments Ltd	16,067	197,334
Amot Investments Ltd	24,792	196,300
Azrieli Group Ltd	3,768	397,447
Big Shopping Centers Ltd	1,639	366,234
Melisron Ltd	2,582	336,137
Mivne Real Estate Kd Ltd	56,780	251,449
		1,854,846
TOTAL REAL ESTATE		2,016,658

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (b)	13,247	461,833
OPC Energy Ltd (b)	15,391	278,681
		740,514
TOTAL ISRAEL		26,806,373
ITALY - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (d)(e)	30,726	337,340
Telecom Italia SpA/Milano (b)	1,169,885	689,337
		1,026,677
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Ferrari NV (Italy)	12,610	5,036,349
Textiles, Apparel & Luxury Goods - 0.1%
Brunello Cucinelli SpA	3,450	348,911
Moncler SpA	22,937	1,374,793
Prada Spa	50,500	298,559
		2,022,263
TOTAL CONSUMER DISCRETIONARY		7,058,612

Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	59,292	412,381
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	213,785	3,942,085
Financials - 1.2%
Banks - 0.9%
Banca Monte dei Paschi di Siena SpA	244,010	2,133,062
Banca Popolare di Sondrio SPA	8,347	139,603
Banco BPM SpA	156,173	2,269,061
BPER Banca SPA	143,137	1,708,439
FinecoBank Banca Fineco SpA	62,551	1,428,289
Intesa Sanpaolo SpA	1,615,905	10,415,066
UniCredit SpA	160,720	11,900,785
		29,994,305
Capital Markets - 0.0%
Azimut Holding SpA	11,036	431,230
Financial Services - 0.0%
Banca Mediolanum SpA	21,747	436,411
Nexi SpA (d)(e)	62,665	329,806
		766,217
Insurance - 0.3%
Generali	108,469	4,169,644
Poste Italiane Spa (d)(e)	46,522	1,120,197
Unipol Assicurazioni SpA	46,315	1,012,445
		6,302,286
TOTAL FINANCIALS		37,494,038

Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	11,253	667,995
Industrials - 0.2%
Aerospace & Defense - 0.1%
Leonardo SpA	41,192	2,423,519
Electrical Equipment - 0.1%
Prysmian SpA	30,564	3,164,322
Machinery - 0.0%
Interpump Group SpA	8,212	423,111
Passenger Airlines - 0.0%
Ryanair Holdings PLC	54,378	1,646,327
TOTAL INDUSTRIALS		7,657,279

Information Technology - 0.0%
IT Services - 0.0%
Reply SpA	2,409	337,651
Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	793,520	8,027,058
Terna - Rete Elettrica Nazionale	144,579	1,480,843
		9,507,901
Gas Utilities - 0.0%
Italgas SpA	62,308	652,837
Snam SpA	209,005	1,288,385
		1,941,222
Multi-Utilities - 0.0%
A2A SpA	165,435	481,680
Hera SpA	85,929	385,289
		866,969
TOTAL UTILITIES		12,316,092

TOTAL ITALY		70,912,810
JAPAN - 16.4%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	13,600	245,464
NTT Inc	3,081,200	3,171,337
		3,416,801
Entertainment - 0.4%
Capcom Co Ltd	35,100	916,570
Konami Group Corp	10,600	1,770,450
Nexon Co Ltd	41,600	850,302
Nintendo Co Ltd	120,600	10,285,961
Square Enix Holdings Co Ltd	27,300	528,958
Toho Co Ltd/Tokyo	12,900	758,046
		15,110,287
Interactive Media & Services - 0.0%
Kakaku.com Inc	11,900	212,270
LY Corp	257,300	756,081
		968,351
Media - 0.0%
CyberAgent Inc	42,800	426,861
Dentsu Group Inc	22,600	446,398
Hakuhodo DY Holdings Inc	28,100	203,306
Kadokawa Corp	12,600	282,317
		1,358,882
Wireless Telecommunication Services - 0.8%
KDDI Corp	288,800	4,603,577
SoftBank Corp	2,951,100	4,193,510
SoftBank Group Corp	103,100	18,090,821
		26,887,908
TOTAL COMMUNICATION SERVICES		47,742,229

Consumer Discretionary - 2.9%
Automobile Components - 0.4%
Aisin Corp	57,400	1,033,394
Bridgestone Corp	60,400	2,636,770
Denso Corp	201,400	2,824,775
JTEKT Corp	24,400	245,330
Koito Manufacturing Co Ltd	22,000	328,837
NHK Spring Co Ltd	19,100	359,295
Nifco Inc/Japan	8,800	255,817
Niterra Co Ltd	17,000	699,591
Stanley Electric Co Ltd	12,300	242,233
Sumitomo Electric Industries Ltd	82,000	3,006,294
Sumitomo Rubber Industries Ltd	18,700	219,507
Toyo Tire Corp	12,300	337,210
Yokohama Rubber Co Ltd/The	15,000	537,863
		12,726,916
Automobiles - 1.1%
Honda Motor Co Ltd	419,500	4,239,991
Isuzu Motors Ltd	57,500	707,044
Mazda Motor Corp	63,600	442,406
Mitsubishi Motors Corp	76,400	186,947
Nissan Motor Co Ltd (b)	243,000	555,433
Subaru Corp	60,200	1,280,642
Suzuki Motor Corp	202,700	3,035,699
Toyota Motor Corp	1,222,000	24,913,082
Yamaha Motor Co Ltd	104,100	753,173
		36,114,417
Broadline Retail - 0.1%
Isetan Mitsukoshi Holdings Ltd	37,100	583,667
J Front Retailing Co Ltd	28,200	424,894
Pan Pacific International Holdings Corp	276,350	1,643,898
Rakuten Group Inc (b)	154,700	1,013,365
Ryohin Keikaku Co Ltd	58,200	1,196,780
Takashimaya Co Ltd	31,900	342,059
		5,204,663
Hotels, Restaurants & Leisure - 0.1%
Food & Life Cos Ltd	11,800	575,414
McDonald's Holdings Co Japan Ltd	8,900	348,238
Oriental Land Co Ltd/Japan	124,500	2,520,537
Skylark Holdings Co Ltd	23,600	426,947
Zensho Holdings Co Ltd	9,800	610,791
		4,481,927
Household Durables - 0.7%
Casio Computer Co Ltd	22,400	175,802
Haseko Corp	20,700	334,456
Iida Group Holdings Co Ltd	17,700	271,398
Nikon Corp	31,200	364,820
Open House Group Co Ltd	6,000	288,846
Panasonic Holdings Corp	253,200	2,941,990
Rinnai Corp	11,500	261,102
Sekisui House Ltd	68,000	1,460,956
Sharp Corp/Japan (b)	28,100	156,354
Sony Group Corp	634,500	17,670,564
Sumitomo Forestry Co Ltd	63,000	657,144
		24,583,432
Leisure Products - 0.1%
Bandai Namco Holdings Inc	67,400	2,100,154
Sankyo Co Ltd	21,000	364,717
Sega Sammy Holdings Inc	15,300	283,444
Shimano Inc	8,300	869,557
Yamaha Corp	46,200	292,261
		3,910,133
Specialty Retail - 0.3%
Fast Retailing Co Ltd	21,700	7,966,504
Nitori Holdings Co Ltd	45,500	737,200
Sanrio Co Ltd	22,100	1,026,343
Shimamura Co Ltd	4,800	309,752
USS Co Ltd	43,000	474,895
Yamada Holdings Co Ltd	58,700	176,507
ZOZO Inc	42,800	370,345
		11,061,546
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	76,033	1,945,352
Goldwin Inc	13,200	218,415
		2,163,767
TOTAL CONSUMER DISCRETIONARY		100,246,801

Consumer Staples - 0.9%
Beverages - 0.1%
Asahi Group Holdings Ltd	155,500	1,675,981
Coca-Cola Bottlers Japan Holdings Inc	14,800	236,583
Kirin Holdings Co Ltd	83,000	1,165,748
Sapporo Holdings Ltd	8,100	388,943
Suntory Beverage & Food Ltd	13,000	393,265
		3,860,520
Consumer Staples Distribution & Retail - 0.4%
Aeon Co Ltd (c)	287,200	4,546,262
Cosmos Pharmaceutical Corp	4,800	214,880
Kobe Bussan Co Ltd	15,400	357,445
MatsukiyoCocokara & Co	39,400	713,935
Seven & i Holdings Co Ltd	247,300	3,145,608
Sugi Holdings Co Ltd	11,700	252,661
Sundrug Co Ltd	6,700	180,857
Tsuruha Holdings Inc	18,500	321,358
Welcia Holdings Co Ltd	10,100	201,463
		9,934,469
Food Products - 0.2%
Ajinomoto Co Inc	95,500	2,709,892
Calbee Inc	10,400	193,410
Ezaki Glico Co Ltd	6,000	191,512
Kagome Co Ltd	9,100	157,098
Kewpie Corp	12,100	335,418
Kikkoman Corp	99,800	793,945
MEIJI Holdings Co Ltd	27,200	522,962
NH Foods Ltd	10,200	375,939
Nichirei Corp	27,000	319,214
Nisshin Seifun Group Inc	25,900	292,680
Nissin Foods Holdings Co Ltd	24,300	438,192
Toyo Suisan Kaisha Ltd	10,300	748,222
Yakult Honsha Co Ltd	29,100	434,961
Yamazaki Baking Co Ltd	15,400	301,784
		7,815,229
Household Products - 0.0%
Lion Corp	30,300	298,753
Unicharm Corp	134,400	831,551
		1,130,304
Personal Care Products - 0.1%
Kao Corp	48,300	2,044,039
Kobayashi Pharmaceutical Co Ltd	6,000	199,533
Kose Corp	4,000	153,370
Rohto Pharmaceutical Co Ltd	23,300	361,195
Shiseido Co Ltd	40,900	690,027
		3,448,164
Tobacco - 0.1%
Japan Tobacco Inc	113,600	3,954,734
TOTAL CONSUMER STAPLES		30,143,420

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cosmo Energy Holdings Co Ltd	12,900	294,479
ENEOS Holdings Inc	280,400	1,769,990
Idemitsu Kosan Co Ltd	87,430	607,886
Inpex Corp	95,100	1,753,157
Iwatani Corp	21,400	223,081
		4,648,593
Financials - 2.4%
Banks - 1.5%
Aozora Bank Ltd	14,200	203,219
Chiba Bank Ltd/The	74,400	726,813
Fukuoka Financial Group Inc	19,500	567,500
Gunma Bank Ltd/The	38,700	402,042
Hachijuni Bank Ltd/The	48,000	483,862
Iyogin Holdings Inc	29,500	460,752
Japan Post Bank Co Ltd	184,661	2,070,561
Kyoto Financial Group Inc	30,600	620,300
Kyushu Financial Group Inc	41,600	238,543
Mebuki Financial Group Inc	100,300	626,037
Mitsubishi UFJ Financial Group Inc	1,245,300	18,810,607
Mizuho Financial Group Inc	259,510	8,692,412
Rakuten Bank Ltd (b)	9,100	501,028
Resona Holdings Inc	238,400	2,310,365
Shizuoka Financial Group Inc	49,800	670,528
Sumitomo Mitsui Financial Group Inc	400,900	10,853,890
Sumitomo Mitsui Trust Group Inc	73,800	2,027,033
Yamaguchi Financial Group Inc	21,100	241,998
Yokohama Financial Group Inc	117,900	857,608
		51,365,098
Capital Markets - 0.2%
Daiwa Securities Group Inc	143,000	1,103,747
Japan Exchange Group Inc	107,000	1,193,175
Nomura Holdings Inc	304,100	2,170,089
SBI Holdings Inc	28,100	1,260,680
		5,727,691
Consumer Finance - 0.0%
Credit Saison Co Ltd	15,200	371,543
Marui Group Co Ltd	19,200	368,277
		739,820
Financial Services - 0.1%
GMO Payment Gateway Inc	5,000	273,409
Mitsubishi HC Capital Inc	102,400	801,339
ORIX Corp	120,800	2,955,015
Sony Financial Group Inc (b)	628,100	633,358
Tokyo Century Corp	19,400	229,361
Zenkoku Hosho Co Ltd	9,900	203,576
		5,096,058
Insurance - 0.6%
Dai-ichi Life Holdings Inc	382,200	2,690,851
Japan Post Holdings Co Ltd	178,500	1,675,428
Japan Post Insurance Co Ltd	18,200	471,445
Ms&Ad Insurance Group Holdings Inc	134,400	2,770,584
Sompo Holdings Inc	96,500	2,940,883
T&D Holdings Inc	52,700	1,135,661
Tokio Marine Holdings Inc	199,600	7,443,722
		19,128,574
TOTAL FINANCIALS		82,057,241

Health Care - 0.9%
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	25,800	409,659
Hoya Corp	35,400	5,762,177
Nihon Kohden Corp	17,900	207,097
Olympus Corp	117,600	1,449,492
Sysmex Corp	50,000	557,378
Terumo Corp	152,800	2,466,333
		10,852,136
Health Care Providers & Services - 0.0%
Alfresa Holdings Corp	18,200	257,039
Medipal Holdings Corp	20,400	332,256
Suzuken Co Ltd/Aichi Japan	6,500	246,950
		836,245
Health Care Technology - 0.0%
M3 Inc	45,330	635,293
Pharmaceuticals - 0.6%
Astellas Pharma Inc	187,400	1,961,633
Chugai Pharmaceutical Co Ltd	65,900	3,016,094
Daiichi Sankyo Co Ltd	195,500	4,670,129
Eisai Co Ltd	30,400	902,898
Hisamitsu Pharmaceutical Co Inc	7,100	184,468
Kyowa Kirin Co Ltd	25,400	392,595
Nippon Shinyaku Co Ltd	6,000	125,404
Ono Pharmaceutical Co Ltd	47,700	582,103
Otsuka Holdings Co Ltd	53,300	2,896,205
Santen Pharmaceutical Co Ltd	35,200	344,668
Shionogi & Co Ltd	83,200	1,392,875
Takeda Pharmaceutical Co Ltd	164,277	4,433,428
Tsumura & CO	6,600	153,105
		21,055,605
TOTAL HEALTH CARE		33,379,279

Industrials - 4.2%
Air Freight & Logistics - 0.0%
NIPPON EXPRESS HOLDINGS INC	25,000	531,601
Sankyu Inc	5,200	265,517
SG Holdings Co Ltd	47,800	439,353
Yamato Holdings Co Ltd	29,600	432,543
		1,669,014
Building Products - 0.2%
Agc Inc	22,100	691,208
Daikin Industries Ltd	30,300	3,520,256
Lixil Corp	29,400	326,221
Sanwa Holdings Corp	22,800	622,854
TOTO Ltd	16,400	417,475
		5,578,014
Commercial Services & Supplies - 0.1%
ALSOK Co Ltd	35,900	245,413
Dai Nippon Printing Co Ltd	44,500	744,843
Kokuyo Co Ltd	42,200	242,340
Park24 Co Ltd	12,900	150,839
Secom Co Ltd	42,200	1,427,478
TOPPAN Holdings Inc	27,300	669,613
		3,480,526
Construction & Engineering - 0.2%
COMSYS Holdings Corp	12,000	303,134
EXEO Group Inc	20,500	295,708
JGC Holdings Corp	23,800	241,304
Kajima Corp	46,600	1,504,650
Kinden Corp	12,100	485,068
Obayashi Corp	69,700	1,181,341
Shimizu Corp	57,200	769,607
Taisei Corp	17,200	1,253,923
		6,034,735
Electrical Equipment - 0.4%
Fuji Electric Co Ltd	15,300	1,098,034
Fujikura Ltd	28,400	3,901,291
Mabuchi Motor Co Ltd	11,000	194,647
Mitsubishi Electric Corp	218,000	6,106,716
NIDEC CORP	108,700	1,328,156
		12,628,844
Ground Transportation - 0.3%
Central Japan Railway Co	100,000	2,443,709
East Japan Railway Co	117,400	2,861,297
Hankyu Hanshin Holdings Inc	25,200	676,317
Keikyu Corp	25,200	234,978
Keio Corp	11,900	282,385
Keisei Electric Railway Co Ltd	49,400	393,636
Kintetsu Group Holdings Co Ltd	19,100	362,083
Kyushu Railway Co	16,000	405,632
Nagoya Railroad Co Ltd	19,300	210,959
Nankai Electric Railway Co Ltd	11,200	202,365
Odakyu Electric Railway Co Ltd	34,900	369,132
Seibu Holdings Inc	27,400	963,827
Seino Holdings Co Ltd	12,000	169,593
Tobu Railway Co Ltd	20,000	322,302
Tokyo Metro Co Ltd (c)	27,300	286,888
Tokyu Corp	57,700	642,484
West Japan Railway Co	48,500	994,799
		11,822,386
Industrial Conglomerates - 0.5%
Hikari Tsushin Inc	2,400	635,390
Hitachi Ltd	472,800	16,315,297
Keihan Holdings Co Ltd	10,300	208,593
Sekisui Chemical Co Ltd	42,400	735,968
		17,895,248
Machinery - 1.0%
Amada Co Ltd	33,600	401,822
Daifuku Co Ltd	38,900	1,243,911
DMG Mori Co Ltd	13,400	208,682
Ebara Corp	43,900	1,176,763
FANUC Corp	95,300	3,180,299
Fujitec Co Ltd	7,500	275,696
Hitachi Construction Machinery Co Ltd	11,100	362,365
Hoshizaki Corp	11,400	401,674
IHI Corp	111,800	2,332,341
Japan Steel Works Ltd/The	7,600	500,058
Kawasaki Heavy Industries Ltd	17,200	1,383,947
Komatsu Ltd	98,200	3,284,886
Kubota Corp	105,600	1,370,792
Kurita Water Industries Ltd	11,000	418,130
Makita Corp	28,800	873,849
MINEBEA MITSUMI Inc	41,700	826,911
MISUMI Group Inc	29,300	458,579
Mitsubishi Heavy Industries Ltd	348,100	10,509,029
Miura Co Ltd	11,700	227,114
Nabtesco Corp	12,100	304,011
NGK Insulators Ltd	25,700	434,587
NSK Ltd	45,400	229,607
SMC Corp	6,100	2,088,167
Sumitomo Heavy Industries Ltd	12,400	332,389
THK Co Ltd	12,800	342,031
Toyota Industries Corp	21,500	2,347,268
Yaskawa Electric Corp	27,300	751,986
		36,266,894
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	65,600	942,008
Mitsui OSK Lines Ltd	37,900	1,127,089
Nippon Yusen KK	45,200	1,563,566
		3,632,663
Passenger Airlines - 0.0%
ANA Holdings Inc	16,400	307,440
Japan Airlines Co Ltd	14,700	264,983
		572,423
Professional Services - 0.3%
BayCurrent Inc	13,600	623,477
Persol Holdings Co Ltd	185,300	307,691
Recruit Holdings Co Ltd	161,400	8,003,499
TechnoPro Holdings Inc	2,000	62,799
		8,997,466
Trading Companies & Distributors - 1.1%
ITOCHU Corp	145,800	8,449,418
Marubeni Corp	171,700	4,233,729
Mitsubishi Corp	415,400	9,974,857
Mitsui & Co Ltd	300,200	7,406,141
MonotaRO Co Ltd	25,200	351,593
Nagase & Co Ltd	10,500	229,677
Sojitz Corp	21,800	579,410
Sumitomo Corp	125,300	3,647,367
Toyota Tsusho Corp	73,800	2,258,871
		37,131,063
Transportation Infrastructure - 0.0%
Japan Airport Terminal Co Ltd	9,700	301,870
Kamigumi Co Ltd	9,000	270,216
Mitsubishi Logistics Corp	33,900	246,149
		818,235
TOTAL INDUSTRIALS		146,527,511

Information Technology - 2.2%
Electronic Equipment, Instruments & Components - 0.7%
Alps Alpine Co Ltd	16,700	210,877
Azbil Corp	48,500	479,146
Dexerials Corp	18,100	293,387
Hamamatsu Photonics KK	29,800	334,624
Hirose Electric Co Ltd	3,100	416,391
Horiba Ltd	4,400	410,136
Ibiden Co Ltd	14,700	1,394,072
Jeol Ltd	5,100	172,151
Keyence Corp	20,600	7,668,691
Kyocera Corp	145,400	1,934,138
Murata Manufacturing Co Ltd	190,700	4,111,667
Omron Corp	19,900	556,544
Shimadzu Corp	27,400	737,850
Taiyo Yuden Co Ltd	13,000	371,248
TDK Corp	200,880	3,509,819
Topcon Corp (b)	1,500	31,954
Yokogawa Electric Corp	24,600	737,952
		23,370,647
IT Services - 0.4%
BIPROGY Inc	8,000	323,716
Fujitsu Ltd	179,500	4,677,852
NEC Corp	140,800	5,132,791
Nomura Research Institute Ltd	45,000	1,737,589
Obic Co Ltd	33,800	1,049,903
Otsuka Corp	23,200	459,153
SCSK Corp	14,800	544,616
TIS Inc	20,900	720,807
		14,646,427
Semiconductors & Semiconductor Equipment - 0.9%
Advantest Corp	79,100	11,844,895
Disco Corp	9,700	3,221,207
Lasertec Corp	8,200	1,664,866
Renesas Electronics Corp	193,300	2,387,173
Rohm Co Ltd	35,200	565,767
SCREEN Holdings Co Ltd	9,700	924,304
Socionext Inc	18,900	428,135
SUMCO Corp	37,200	380,786
Tokyo Electron Ltd	48,700	10,736,905
Tokyo Seimitsu Co Ltd	4,200	290,520
Ulvac Inc	4,800	218,773
		32,663,331
Software - 0.0%
Oracle Corp Japan	3,500	323,178
Trend Micro Inc/Japan	13,100	670,089
		993,267
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	26,500	452,156
Canon Inc	93,600	2,692,420
FUJIFILM Holdings Corp	128,300	2,973,570
Konica Minolta Inc	51,000	175,526
Ricoh Co Ltd	60,100	516,335
Seiko Epson Corp	33,200	421,490
		7,231,497
TOTAL INFORMATION TECHNOLOGY		78,905,169

Materials - 0.7%
Chemicals - 0.5%
ADEKA Corp	10,300	233,790
Air Water Inc (Osaka)	23,900	334,206
Asahi Kasei Corp	141,500	1,085,742
Daicel Corp	25,200	217,236
DIC Corp	8,400	197,968
Kaneka Corp	6,500	179,593
Kansai Paint Co Ltd	15,600	250,434
Kuraray Co Ltd	33,600	364,649
Mitsubishi Chemical Group Corp	146,400	765,771
Mitsubishi Gas Chemical Co Inc	20,800	385,605
Mitsui Chemicals Inc	19,200	454,366
Nippon Paint Holdings Co Ltd	111,700	712,123
Nippon Sanso Holdings Corp	22,400	745,359
Nissan Chemical Corp	14,000	473,934
Nitto Denko Corp	73,100	1,828,093
NOF Corp	24,300	433,146
Resonac Holdings Corp	19,400	760,214
Shin-Etsu Chemical Co Ltd	204,800	6,156,072
Sumitomo Chemical Co Ltd	172,600	508,023
Teijin Ltd	19,000	166,378
Tokyo Ohka Kogyo Co Ltd	12,100	443,847
Toray Industries Inc	167,100	1,025,847
Tosoh Corp	33,000	471,092
Zeon Corp	20,900	214,750
		18,408,238
Construction Materials - 0.0%
Taiheiyo Cement Corp	12,000	326,338
Containers & Packaging - 0.0%
Toyo Seikan Group Holdings Ltd	12,400	278,479
Metals & Mining - 0.2%
Dowa Holdings Co Ltd	6,100	221,659
JFE Holdings Inc	66,100	758,535
JX Advanced Metals Corp	55,000	733,048
Kobe Steel Ltd	40,300	475,018
Maruichi Steel Tube Ltd	21,500	181,991
Mitsubishi Materials Corp	13,900	267,880
Nippon Steel Corp	553,800	2,282,781
Sumitomo Metal Mining Co Ltd	28,600	935,576
Yamato Kogyo Co Ltd	4,400	277,859
		6,134,347
Paper & Forest Products - 0.0%
Oji Holdings Corp	88,100	444,988
TOTAL MATERIALS		25,592,390

Real Estate - 0.6%
Diversified REITs - 0.1%
Activia Properties Inc	209	191,220
Daiwa House REIT Investment Corp	472	406,733
KDX Realty Investment Corp	412	455,550
Nomura Real Estate Master Fund Inc	441	470,446
Sekisui House Reit Inc	428	220,235
United Urban Investment Corp	316	382,415
		2,126,599
Hotel & Resort REITs - 0.0%
Invincible Investment Corp	795	355,431
Japan Hotel REIT Investment Corp	531	309,414
		664,845
Industrial REITs - 0.0%
GLP J-REIT	491	445,089
Industrial & Infrastructure Fund Investment Corp	275	255,532
Japan Logistics Fund Inc	270	175,024
LaSalle Logiport REIT	177	171,246
Mitsui Fudosan Logistics Park Inc	334	242,086
		1,288,977
Office REITs - 0.1%
Japan Prime Realty Investment Corp	428	291,054
Japan Real Estate Investment Corp	750	618,552
Nippon Building Fund Inc	907	836,905
Orix JREIT Inc	566	383,063
		2,129,574
Real Estate Management & Development - 0.4%
Daito Trust Construction Co Ltd	31,000	579,578
Daiwa House Industry Co Ltd	62,900	2,135,849
Hulic Co Ltd	69,500	717,053
Mitsubishi Estate Co Ltd	129,500	2,742,768
Mitsui Fudosan Co Ltd	287,700	2,989,758
Nomura Real Estate Holdings Inc	55,700	317,697
Sumitomo Realty & Development Co Ltd	49,300	2,105,271
Tokyo Tatemono Co Ltd	21,400	399,575
Tokyu Fudosan Holdings Corp	60,100	483,187
		12,470,736
Residential REITs - 0.0%
Advance Residence Investment Corp	307	332,280
Mitsui Fudosan Accommodations Fund Inc	251	211,405
		543,685
Retail REITs - 0.0%
Japan Metropolitan Fund Invest	731	564,935
TOTAL REAL ESTATE		19,789,351

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	77,800	1,082,869
Chugoku Electric Power Co Inc/The	32,400	180,491
Kansai Electric Power Co Inc/The	106,500	1,663,739
Kyushu Electric Power Co Inc	49,400	485,634
Tohoku Electric Power Co Inc	53,500	366,595
Tokyo Electric Power Co Holdings Inc (b)	77,600	388,780
		4,168,108
Gas Utilities - 0.1%
Osaka Gas Co Ltd	41,200	1,296,072
Toho Gas Co Ltd	9,000	268,580
Tokyo Gas Co Ltd	33,200	1,163,756
		2,728,408
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	17,300	328,971
TOTAL UTILITIES		7,225,487

TOTAL JAPAN		576,257,471
KOREA (SOUTH) - 4.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	21,448	228,697
Entertainment - 0.1%
HYBE Co Ltd	2,179	519,877
JYP Entertainment Corp	2,717	153,790
Krafton Inc (b)	3,015	582,217
NCSoft Corp	1,541	237,739
Netmarble Corp (d)(e)	2,693	101,935
Pearl Abyss Corp (b)	3,212	77,756
SM Entertainment Co Ltd	1,253	104,763
		1,778,077
Interactive Media & Services - 0.1%
Kakao Corp	31,308	1,426,018
NAVER Corp	14,767	2,763,790
		4,189,808
Media - 0.0%
Cheil Worldwide Inc	8,035	114,403
TOTAL COMMUNICATION SERVICES		6,310,985

Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Hankook Tire & Technology Co Ltd	7,639	247,728
HL Mando Co Ltd	3,276	88,360
Hyundai Mobis Co Ltd	6,122	1,353,534
		1,689,622
Automobiles - 0.2%
Hyundai Motor Co	13,693	2,778,340
Kia Corp	25,638	2,150,761
		4,929,101
Broadline Retail - 0.0%
Shinsegae Inc	645	78,387
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(d)(e)	22,231	564,663
Hanjin Kal Corp	2,789	204,307
Kangwon Land Inc	12,302	145,290
		914,260
Household Durables - 0.0%
Coway Co Ltd	5,624	350,993
LG Electronics Inc	10,633	651,702
		1,002,695
Specialty Retail - 0.0%
Hotel Shilla Co Ltd (b)	3,157	107,570
Textiles, Apparel & Luxury Goods - 0.0%
Misto Holdings Corp	3,726	95,936
Youngone Corp	2,042	82,579
		178,515
TOTAL CONSUMER DISCRETIONARY		8,900,150

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
E-MART Inc	1,862	94,060
Food Products - 0.0%
CJ CheilJedang Corp	824	132,312
NongShim Co Ltd	295	89,990
Orion Corp/Republic of Korea	2,149	149,305
Samyang Foods Co Ltd	426	401,780
		773,387
Personal Care Products - 0.0%
Amorepacific Corp	2,431	205,636
Cosmax Inc	842	120,474
LG H&H Co Ltd	789	157,054
		483,164
Tobacco - 0.1%
KT&G Corp	10,369	973,595
TOTAL CONSUMER STAPLES		2,324,206

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	4,711	675,703
S-Oil Corp (b)	4,100	205,966
SK Innovation Co Ltd	6,657	600,372
		1,482,041
Financials - 0.4%
Banks - 0.3%
BNK Financial Group Inc	29,427	284,334
Hana Financial Group Inc	29,742	1,779,201
iM Financial Group Co Ltd	14,338	132,719
Industrial Bank of Korea	27,191	367,744
JB Financial Group Co Ltd	11,629	182,662
KakaoBank Corp	35,344	572,474
KB Financial Group Inc	36,859	2,999,438
Shinhan Financial Group Co Ltd	48,044	2,459,875
Woori Financial Group Inc	70,020	1,244,356
		10,022,803
Capital Markets - 0.0%
KIWOOM Securities Co Ltd	1,407	292,374
Korea Investment Holdings Co Ltd	4,303	548,842
Mirae Asset Securities Co Ltd	20,573	378,566
NH Investment & Securities Co Ltd	13,731	195,504
Samsung Securities Co Ltd	6,319	341,756
		1,757,042
Consumer Finance - 0.0%
Samsung Card Co Ltd	3,125	108,338
Financial Services - 0.0%
Meritz Financial Group Inc	8,052	622,522
Insurance - 0.1%
DB Insurance Co Ltd	4,533	402,155
Hyundai Marine & Fire Insurance Co Ltd (b)	5,916	113,000
Samsung Fire & Marine Insurance Co Ltd	3,396	1,049,028
Samsung Life Insurance Co Ltd	10,875	1,174,044
		2,738,227
TOTAL FINANCIALS		15,248,932

Health Care - 0.2%
Biotechnology - 0.1%
Alteogen Inc (b)	4,390	1,500,437
Celltrion Inc	16,441	2,019,954
Hugel Inc (b)	555	101,738
PharmaResearch Co Ltd	628	237,709
SK Bioscience Co Ltd (b)	2,522	89,463
		3,949,301
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)	12,387	421,203
Health Care Providers & Services - 0.0%
Hanmi Science Co ltd	2,552	70,350
Life Sciences Tools & Services - 0.1%
LigaChem Biosciences Inc (b)	2,560	262,222
Peptron Inc (b)	2,176	411,827
Samsung Biologics Co Ltd (b)(d)(e)(f)	1,930	1,648,777
		2,322,826
Pharmaceuticals - 0.0%
Celltrion Pharm Inc	1,935	86,375
Hanall Biopharma Co Ltd (b)	3,340	96,747
Hanmi Pharm Co Ltd	634	188,524
Sam Chun Dang Pharm Co Ltd	1,517	248,365
SK Biopharmaceuticals Co Ltd (b)	3,136	253,423
Yuhan Corp	6,160	508,571
		1,382,005
TOTAL HEALTH CARE		8,145,685

Industrials - 0.8%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	3,417	2,340,542
Hanwha Systems Co Ltd	7,306	306,193
Korea Aerospace Industries Ltd	7,371	533,256
LIG Nex1 Co Ltd	1,375	499,297
		3,679,288
Air Freight & Logistics - 0.0%
Cj Logistics Corp	1,062	61,226
Hyundai Glovis Co Ltd	4,523	597,472
		658,698
Commercial Services & Supplies - 0.0%
S-1 Corp	1,640	86,059
Construction & Engineering - 0.0%
DL E&C Co Ltd	2,643	78,961
GS Engineering & Construction Corp	6,658	87,065
Hyundai Engineering & Construction Co Ltd	7,205	354,387
KEPCO Engineering & Construction Co Inc	1,833	131,070
Samsung E&A Co Ltd	16,538	300,268
		951,751
Electrical Equipment - 0.4%
Doosan Enerbility Co Ltd (b)	46,356	2,876,858
Ecopro BM Co Ltd (b)	5,497	615,367
Ecopro Co Ltd	11,011	677,951
HD Hyundai Electric Co Ltd	2,332	1,419,504
Hyosung Heavy Industries Corp	533	796,185
L&F Co Ltd (b)	2,708	231,341
LG Energy Solution Ltd (b)	4,327	1,431,979
LS Corp	1,722	251,807
LS Electric Co Ltd	1,610	490,009
POSCO Future M Co Ltd (b)	3,635	550,619
Shinsung Delta Tech Co Ltd	1,541	59,084
Taihan Cable & Solution Co Ltd (b)	10,436	176,701
		9,577,405
Industrial Conglomerates - 0.1%
CJ Corp	1,343	160,398
Doosan Co Ltd	738	490,017
GS Holdings Corp	4,370	146,608
Hanwha Corp	2,864	191,567
LG Corp	9,485	532,895
Samsung C&T Corp	9,058	1,432,285
SK Inc	3,812	662,778
SK Square Co Ltd (b)	9,222	1,677,595
		5,294,143
Machinery - 0.2%
Doosan Bobcat Inc	5,089	214,703
Hanwha Ocean Co Ltd (b)	13,474	1,297,190
HD Hyundai Heavy Industries Co Ltd	2,366	993,241
HD Hyundai Infracore Co Ltd	12,929	137,860
HD HYUNDAI MIPO	2,413	407,721
HD Korea Shipbuilding & Offshore Engineering Co Ltd	4,716	1,564,016
Hyundai Elevator Co Ltd	2,099	111,172
Hyundai Rotem Co Ltd	7,376	1,189,544
Rainbow Robotics (b)	704	215,004
Samsung Heavy Industries Co Ltd (b)	74,164	1,533,344
		7,663,795
Marine Transportation - 0.0%
HMM Co Ltd	36,233	520,961
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	18,679	289,478
Trading Companies & Distributors - 0.0%
Posco International Corp	4,558	175,398
TOTAL INDUSTRIALS		28,896,976

Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 0.1%
Daejoo Electronic Materials Co Ltd	1,090	57,654
Hanwha Vision Co Ltd (b)	3,318	117,003
IsuPetasys Co Ltd	5,348	426,191
LG Display Co Ltd (b)	32,509	331,312
LG Innotek Co Ltd	1,454	245,172
Samsung Electro-Mechanics Co Ltd	5,806	995,249
Samsung SDI Co Ltd	6,276	1,413,929
		3,586,510
IT Services - 0.0%
Posco DX Co Ltd	5,068	93,257
Samsung SDS Co Ltd	4,064	520,348
		613,605
Semiconductors & Semiconductor Equipment - 0.6%
DB HiTek Co Ltd	3,073	126,424
Eo Technics Co Ltd	849	140,187
Hanmi Semiconductor Co Ltd	4,439	446,304
HPSP Co Ltd	4,378	105,983
LEENO Industrial Inc	4,244	171,333
SK Hynix Inc	56,366	22,045,390
		23,035,621
Software - 0.0%
Douzone Bizon Co Ltd	1,823	113,646
Technology Hardware, Storage & Peripherals - 1.2%
Samsung Electronics Co Ltd	511,691	38,486,198
TOTAL INFORMATION TECHNOLOGY		65,835,580

Materials - 0.1%
Chemicals - 0.0%
Dongjin Semichem Co Ltd	3,482	104,270
Enchem Co Ltd (b)	1,641	98,855
Hansol Chemical Co Ltd	920	149,658
Hanwha Solutions Corp	10,631	227,606
KCC Corp	422	129,766
Kumho Petrochemical Co Ltd	1,504	122,066
LG Chem Ltd	4,369	1,215,089
Lotte Chemical Corp	1,903	94,134
OCI Holdings Co Ltd	1,364	108,986
SKC Co Ltd (b)	1,967	175,745
		2,426,175
Metals & Mining - 0.1%
Hyundai Steel Co	8,233	190,091
Korea Zinc Co Ltd	1,186	857,183
POSCO Holdings Inc	7,825	1,696,524
		2,743,798
TOTAL MATERIALS		5,169,973

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	26,885	802,237
TOTAL KOREA (SOUTH)		143,116,765
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	252,254	436,665
Financials - 0.2%
Banks - 0.2%
Al Ahli Bank of Kuwait KSCP	167,524	156,738
Boubyan Bank KSCP	181,460	423,555
Gulf Bank KSCP	248,660	284,530
Kuwait Finance House KSCP	1,257,995	3,293,138
National Bank of Kuwait SAKP	903,463	3,092,538
		7,250,499
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	503,177	149,325
Agility Public Warehousing Co KSC	158,621	78,082
		227,407
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	242,267	229,828
TOTAL INDUSTRIALS		457,235

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	66,546	218,457
TOTAL KUWAIT		8,362,856
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
SES SA Series A depository receipt	35,261	270,077
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	11,984	844,549
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	4,216	147,050
ArcelorMittal SA	44,109	1,685,929
		1,832,979
TOTAL LUXEMBOURG		2,947,605
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	213,000	1,061,361
Sands China Ltd	224,000	583,454

TOTAL MACAU		1,644,815
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	246,321	429,356
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	416,660	249,717
CELCOMDIGI BHD	348,500	299,571
Maxis Bhd	249,800	226,657
		775,945
TOTAL COMMUNICATION SERVICES		1,205,301

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	224,400	181,106
Genting Malaysia Bhd	299,000	166,349
		347,455
Specialty Retail - 0.0%
MR DIY Group M Bhd (d)(e)	515,600	196,982
TOTAL CONSUMER DISCRETIONARY		544,437

Consumer Staples - 0.0%
Food Products - 0.0%
IOI Corp Bhd	334,900	321,466
Kuala Lumpur Kepong Bhd	58,303	285,390
Nestle Malaysia Bhd	6,400	172,684
PPB Group Bhd	71,340	189,763
QL Resources Bhd	171,200	169,646
SD Guthrie Bhd	388,116	489,315
United Plantations BHD	32,900	194,823
		1,823,087
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	493,100	230,773
Yinson Holdings BHD	283,500	160,433
		391,206
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	35,200	190,625
TOTAL ENERGY		581,831

Financials - 0.2%
Banks - 0.2%
AMMB Holdings Bhd	292,500	398,102
CIMB Group Holdings Bhd	870,043	1,516,551
Hong Leong Bank Bhd	80,700	396,178
Malayan Banking Bhd	787,998	1,857,101
Public Bank Bhd	1,568,700	1,580,686
RHB Bank Bhd	202,996	328,147
		6,076,765
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	322,700	635,691
Kpj Healthcare Bhd	254,900	172,855
		808,546
Industrials - 0.1%
Construction & Engineering - 0.1%
Gamuda Bhd	593,075	713,730
IJM Corp Bhd	308,200	182,506
		896,236
Industrial Conglomerates - 0.0%
Sime Darby Bhd	362,600	177,490
Sunway Bhd	277,100	357,954
		535,444
Marine Transportation - 0.0%
MISC Bhd	136,700	254,272
Transportation Infrastructure - 0.0%
Westports Holdings Bhd	116,562	143,337
TOTAL INDUSTRIALS		1,829,289

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	339,400	212,328
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	290,900	270,895
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	376,700	569,368
TOTAL MATERIALS		840,263

Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	296,600	940,509
Gas Utilities - 0.0%
Petronas Gas Bhd	96,500	426,277
Multi-Utilities - 0.0%
YTL Corp Bhd	548,600	340,583
YTL Corp Bhd warrants 6/2/2028 (b)	70,340	19,766
YTL Power International Bhd	289,600	275,908
YTL Power International Bhd warrants 6/2/2028 (b)	50,500	19,834
		656,091
TOTAL UTILITIES		2,022,877

TOTAL MALAYSIA		15,944,724
MEXICO - 0.6%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series B	1,862,200	2,123,961
Consumer Staples - 0.2%
Beverages - 0.2%
Arca Continental SAB de CV	50,000	484,269
Coca-Cola Femsa SAB de CV unit	53,820	463,040
Fomento Economico Mexicano SAB de CV unit	175,400	1,654,634
		2,601,943
Consumer Staples Distribution & Retail - 0.0%
Wal-Mart de Mexico SAB de CV Series V	501,600	1,658,276
Food Products - 0.0%
Alfa SAB de CV Series A	383,509	289,203
Gruma SAB de CV Series B	15,370	260,840
Grupo Bimbo SAB de CV	139,500	482,057
		1,032,100
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	154,200	298,465
TOTAL CONSUMER STAPLES		5,590,784

Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (d)(e)	71,900	184,099
Grupo Financiero Banorte SAB de CV	250,200	2,354,736
Grupo Financiero Inbursa SAB de CV Series O	182,100	442,251
		2,981,086
Insurance - 0.0%
Qualitas Controladora SAB de CV	19,900	180,453
TOTAL FINANCIALS		3,161,539

Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	54,100	386,651
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	28,100	346,272
Grupo Aeroportuario del Pacifico SAB de CV Series B	41,920	873,825
Grupo Aeroportuario del Sureste SAB de CV Series B	17,700	535,416
Promotora y Operadora de Infraestructura SAB de CV	18,545	240,176
		1,995,689
TOTAL INDUSTRIALS		2,382,340

Materials - 0.1%
Construction Materials - 0.0%
Cemex SAB de CV unit	1,552,980	1,578,182
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	321,500	2,779,521
Industrias Penoles SAB de CV (b)	19,020	787,367
		3,566,888
TOTAL MATERIALS		5,145,070

Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV (c)	278,100	403,562
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	106,373	424,782
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	93,200	282,934
TOTAL REAL ESTATE		1,111,278

TOTAL MEXICO		19,514,972
NETHERLANDS - 2.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	402,757	1,863,743
Entertainment - 0.1%
Universal Music Group NV	108,617	2,913,324
TOTAL COMMUNICATION SERVICES		4,777,067

Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	11,330	765,288
Heineken NV	28,383	2,197,761
		2,963,049
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	94,208	3,855,990
TOTAL CONSUMER STAPLES		6,819,039

Financials - 0.5%
Banks - 0.2%
ING Groep NV	305,523	7,628,811
Capital Markets - 0.0%
Euronext NV (e)	9,436	1,348,674
Financial Services - 0.2%
Adyen NV (b)(d)(e)	3,256	5,579,105
EXOR NV	9,536	826,574
		6,405,679
Insurance - 0.1%
ASR Nederland NV	16,263	1,085,367
NN Group NV	27,838	1,905,354
		2,990,721
TOTAL FINANCIALS		18,373,885

Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (b)	6,318	5,171,077
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	80,701	2,210,820
TOTAL HEALTH CARE		7,381,897

Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV	24,671	3,021,434
Trading Companies & Distributors - 0.0%
IMCD NV	6,088	631,420
TOTAL INDUSTRIALS		3,652,854

Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
ASM International NV	4,791	3,103,559
ASML Holding NV	40,635	43,001,906
BE Semiconductor Industries NV	7,547	1,283,980
		47,389,445
Software - 0.0%
Nebius Group NV Class A (Russia) (b)(f)	15,310	0
TOTAL INFORMATION TECHNOLOGY		47,389,445

Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	17,755	1,175,526
TOTAL NETHERLANDS		89,569,713
NEW ZEALAND - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Spark New Zealand Ltd	195,068	273,488
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	100,482	710,710
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	60,029	1,274,444
Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (b)	105,507	196,827
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	172,406	801,114
TOTAL INDUSTRIALS		997,941

Information Technology - 0.1%
Software - 0.1%
Xero Ltd (b)	17,184	1,630,306
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	91,310	486,990
Mercury NZ Ltd	71,293	264,367
		751,357
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	132,851	450,062
TOTAL UTILITIES		1,201,419

TOTAL NEW ZEALAND		6,088,308
NORWAY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	66,068	982,288
Interactive Media & Services - 0.0%
Vend Marketplaces ASA B Shares	12,415	427,755
Vend Marketplaces ASA Class A rights 11/13/2025 (b)	7,062	15,720
		443,475
TOTAL COMMUNICATION SERVICES		1,425,763

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (d)(e)	16,793	144,732
Consumer Staples - 0.1%
Food Products - 0.1%
Leroy Seafood Group ASA	27,684	130,258
Mowi ASA	44,889	986,480
Orkla ASA	77,177	782,494
Salmar ASA	7,766	436,630
		2,335,862
Energy - 0.1%
Energy Equipment & Services - 0.0%
TGS ASA	20,312	175,662
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	30,865	801,087
BLUENORD ASA	2,368	108,239
Equinor ASA	87,502	2,095,788
Frontline PLC (Norway)	14,214	349,132
Var Energi ASA	94,017	316,321
		3,670,567
TOTAL ENERGY		3,846,229

Financials - 0.2%
Banks - 0.2%
DNB Bank ASA	87,291	2,225,956
SpareBank 1 SMN	12,889	237,007
SpareBank 1 Sor-Norge ASA	21,389	367,842
		2,830,805
Insurance - 0.0%
Gjensidige Forsikring ASA	19,396	521,988
Protector Forsikring ASA	6,419	289,288
Storebrand ASA A Shares	44,612	691,912
		1,503,188
TOTAL FINANCIALS		4,333,993

Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	45,577	1,165,607
Industrial Conglomerates - 0.0%
Aker ASA A Shares	2,395	186,081
Machinery - 0.0%
AutoStore Holdings Ltd (b)(d)(e)	111,196	107,911
TOMRA Systems ASA	21,889	267,960
		375,871
TOTAL INDUSTRIALS		1,727,559

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (b)	17,473	253,576
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	136,947	926,658
TOTAL NORWAY		14,994,372
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	6,948	1,813,428
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	24,702	562,465
TOTAL PERU		2,375,893
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	8,365	159,360
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	68,060	251,097
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	216,246	388,222
BDO Unibank Inc	218,087	495,910
Metropolitan Bank & Trust Co	178,193	209,426
		1,093,558
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Ayala Corp	25,320	201,837
SM Investments Corp	52,305	649,475
		851,312
Transportation Infrastructure - 0.0%
International Container Terminal Services Inc	84,710	764,720
TOTAL INDUSTRIALS		1,616,032

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	583,900	197,917
SM Prime Holdings Inc	1,133,200	432,361
		630,278
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	30,740	306,303
TOTAL PHILIPPINES		4,056,628
POLAND - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	7,163	492,274
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(d)(e)	75,461	704,957
Specialty Retail - 0.0%
CCC SA (b)	5,143	210,287
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	130	631,167
TOTAL CONSUMER DISCRETIONARY		1,546,411

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(d)(e)	50,401	601,455
Zabka Group SA (b)	42,800	248,594
		850,049
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA	60,144	1,629,573
Financials - 0.3%
Banks - 0.2%
Alior Bank SA	9,771	272,122
Bank Millennium SA (b)	61,937	258,951
Bank Polska Kasa Opieki SA	18,275	937,503
mBank SA (b)	1,421	377,548
Powszechna Kasa Oszczednosci Bank Polski SA	89,316	1,830,822
Santander Bank Polska SA	3,990	526,382
		4,203,328
Consumer Finance - 0.0%
KRUK SA	1,976	242,920
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	61,484	983,278
TOTAL FINANCIALS		5,429,526

Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	27,631	347,790
Construction & Engineering - 0.0%
Budimex SA	1,318	209,352
TOTAL INDUSTRIALS		557,142

Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	5,140	298,963
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	1,076	270,821
KGHM Polska Miedz SA (b)	13,947	732,095
		1,002,916
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	85,498	259,295
TOTAL POLAND		12,066,149
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	28,994	746,601
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	42,846	859,077
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	919,196	810,738
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	310,951	1,544,781
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	43,575	163,990
TOTAL UTILITIES		1,708,771

TOTAL PORTUGAL		4,125,187
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	78,300	291,394
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	60,000	247,185
Qatar Gas Transport Co Ltd	290,520	353,316
		600,501
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	614,730	394,906
Commercial Bank of Qatar	327,427	372,301
Qatar International Islamic Bank QSC	121,621	371,777
Qatar Islamic Bank QPSC	174,078	1,170,401
Qatar National Bank QPSC	458,832	2,330,076
		4,639,461
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	193,823	676,065
Marine Transportation - 0.0%
Qatar Navigation QSC	99,819	304,309
TOTAL INDUSTRIALS		980,374

Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	524,581	180,095
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	241,545	174,474
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	56,435	238,078
TOTAL QATAR		7,104,377
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	63,822	516,834
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (b)(f)	3,049	0
VK IPJSC GDR (b)(d)(f)	3,849	0
		0
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(f)	2,304	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	601,730	0
LUKOIL PJSC (b)(f)	21,149	0
Rosneft Oil Co PJSC (b)(f)	55,210	0
Surgutneftegas PAO (b)(f)	351,800	0
Tatneft PJSC (b)(f)	71,609	0
		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	551,355	0
VTB Bank PJSC (b)(f)	30,582	0
		0
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(f)	72,930	0
TKS Holding MKPAO JSC (b)(f)	393	0
		0
TOTAL FINANCIALS		0

Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(d)(f)	42	0
Metals & Mining - 0.0%
Alrosa PJSC (b)(f)	120,680	0
GMK Norilskiy Nickel PAO (b)(f)	249,900	0
GMK Norilskiy Nickel PAO ADR (United Kingdom) (b)(f)	6,705	0
Novolipetsk Steel PJSC (b)(f)	71,070	0
Polyus PJSC (b)(f)	17,490	0
Severstal PAO (b)(f)	7,553	0
Severstal PAO GDR (b)(d)(f)	2,375	0
United Co RUSAL International PJSC (Russia) (b)(f)	141,950	0
		0
TOTAL MATERIALS		0

Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (b)(f)	1,756,400	0
TOTAL RUSSIA		0
SAUDI ARABIA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	196,672	2,369,315
Media - 0.0%
Saudi Research & Media Group (b)	4,111	188,324
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	39,329	710,487
Mobile Telecommunications Co Saudi Arabia	41,727	127,841
		838,328
TOTAL COMMUNICATION SERVICES		3,395,967

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Leejam Sports Co JSC	2,539	86,589
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	5,454	222,942
Jarir Marketing Co	60,908	230,620
		453,562
TOTAL CONSUMER DISCRETIONARY		540,151

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Abdullah Al Othaim Markets Co	41,159	83,628
Nahdi Medical Co	3,906	120,816
		204,444
Food Products - 0.0%
Almarai Co JSC	50,906	672,992
Saudia Dairy & Foodstuff Co	1,432	109,511
Savola Group/The (b)	14,627	96,062
		878,565
TOTAL CONSUMER STAPLES		1,083,009

Energy - 0.0%
Energy Equipment & Services - 0.0%
Ades Holding Co	38,168	171,997
Financials - 0.4%
Banks - 0.4%
Al Rajhi Bank	202,137	5,697,112
Alinma Bank	126,185	871,448
Bank Al-Jazira	64,734	218,007
Bank AlBilad	74,974	592,947
Banque Saudi Fransi	124,142	590,207
Riyad Bank	150,770	1,092,694
Saudi Awwal Bank	36,687	316,559
Saudi Investment Bank/The	63,468	232,697
Saudi National Bank/The	303,127	3,223,397
		12,835,068
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	5,208	276,349
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance (b)	4,937	155,207
Bupa Arabia for Cooperative Insurance Co	2,584	112,998
Co for Cooperative Insurance/The	7,497	272,269
		540,474
TOTAL FINANCIALS		13,651,891

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Al Hammadi Holding	8,983	83,643
Dallah Healthcare Co	4,278	175,669
Dr Sulaiman Al Habib Medical Services Group Co	10,449	758,397
Mouwasat Medical Services Co	9,099	186,454
		1,204,163
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	3,492	163,692
Commercial Services & Supplies - 0.0%
Catrion Catering Holding Co	3,905	100,689
Electrical Equipment - 0.0%
Riyadh Cables Group Co	5,633	212,835
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	3,696	146,843
Transportation Infrastructure - 0.0%
Saudi Ground Services Co	8,341	98,082
TOTAL INDUSTRIALS		722,141

Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	2,314	155,365
Elm Co	2,671	674,106
		829,471
Materials - 0.2%
Chemicals - 0.1%
Advanced Petrochemical Co (b)	13,033	131,362
SABIC Agri-Nutrients Co	24,420	798,308
Sahara International Petrochemical Co	36,606	184,479
Saudi Aramco Base Oil Co	5,388	138,568
Saudi Basic Industries Corp	93,048	1,514,701
Saudi Industrial Investment Group	33,759	146,727
Saudi Kayan Petrochemical Co (b)	75,917	119,433
Yanbu National Petrochemical Co	28,358	260,873
		3,294,451
Construction Materials - 0.0%
Saudi Cement Co	8,283	84,502
Yamama Cement Co	9,111	66,566
		151,068
Metals & Mining - 0.1%
Saudi Arabian Mining Co (b)	140,293	2,403,494
TOTAL MATERIALS		5,849,013

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arabian Centres Co (d)(e)	23,840	139,024
Dar Al Arkan Real Estate Development Co (b)	54,675	250,902
Emaar Economic City (b)	25,778	87,569
Retal Urban Development Co	22,060	69,233
		546,728
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	82,836	354,068
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co (b)	23,835	1,536,123
Multi-Utilities - 0.0%
Power & Water Utility Co for Jubail & Yanbu (b)	8,232	92,498
TOTAL UTILITIES		1,982,689

TOTAL SAUDI ARABIA		29,977,220
SINGAPORE - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	735,600	2,401,036
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Sea Ltd Class A ADR (b)	38,354	5,992,813
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	568,400	318,786
TOTAL CONSUMER DISCRETIONARY		6,311,599

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Hafnia Ltd	28,576	178,634
Financials - 0.5%
Banks - 0.5%
DBS Group Holdings Ltd	207,858	8,612,310
Oversea-Chinese Banking Corp Ltd	395,052	5,168,820
United Overseas Bank Ltd	148,203	3,947,601
		17,728,731
Capital Markets - 0.0%
Singapore Exchange Ltd	84,500	1,099,097
TOTAL FINANCIALS		18,827,828

Industrials - 0.2%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	158,900	1,036,464
Ground Transportation - 0.2%
ComfortDelGro Corp Ltd	219,400	246,100
Grab Holdings Ltd Class A (b)	295,010	1,773,010
		2,019,110
Industrial Conglomerates - 0.0%
Keppel Ltd	148,100	1,159,449
Machinery - 0.0%
Seatrium Ltd	228,800	381,451
Passenger Airlines - 0.0%
Singapore Airlines Ltd	144,900	738,082
Transportation Infrastructure - 0.0%
SATS Ltd	89,600	235,426
TOTAL INDUSTRIALS		5,569,982

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	25,300	289,815
Semiconductors & Semiconductor Equipment - 0.0%
STMicroelectronics NV (Italy)	67,073	1,649,445
TOTAL INFORMATION TECHNOLOGY		1,939,260

Real Estate - 0.1%
Diversified REITs - 0.0%
CapitaLand Integrated Commercial Trust	595,485	1,084,281
Mapletree Pan Asia Commercial Trust	240,600	266,183
Suntec Real Estate Investment Trust	226,000	232,667
		1,583,131
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	395,158	856,136
Frasers Logistics & Commercial Trust (d)	304,300	223,269
Mapletree Industrial Trust	225,000	368,201
Mapletree Logistics Trust	344,500	354,663
		1,802,269
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	230,145	466,797
UOL Group Ltd	46,700	285,237
		752,034
Specialized REITs - 0.0%
Keppel DC REIT	210,476	386,476
TOTAL REAL ESTATE		4,523,910

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	93,000	466,572
TOTAL SINGAPORE		40,218,821
SOUTH AFRICA - 1.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	189,555	1,890,685
Vodacom Group Ltd	62,625	505,840
		2,396,525
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	84,957	5,967,045
Woolworths Holdings Ltd/South Africa	101,848	307,585
		6,274,630
Specialty Retail - 0.0%
Foschini Group Ltd	33,045	175,541
Mr Price Group Ltd	27,281	325,515
Pepkor Holdings Ltd (d)(e)	378,753	576,732
		1,077,788
TOTAL CONSUMER DISCRETIONARY		7,352,418

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	34,402	851,027
Clicks Group Ltd	24,117	507,782
Shoprite Holdings Ltd	49,864	834,206
		2,193,015
Food Products - 0.0%
Tiger Brands Ltd	16,391	310,472
TOTAL CONSUMER STAPLES		2,503,487

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	25,578	260,906
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	78,511	877,784
Capitec Bank Holdings Ltd	9,161	2,025,100
Nedbank Group Ltd	46,384	631,812
Standard Bank Group Ltd	136,878	2,009,728
		5,544,424
Financial Services - 0.1%
FirstRand Ltd (c)	553,424	2,624,834
Remgro Ltd	51,344	509,812
		3,134,646
Insurance - 0.0%
Discovery Ltd	62,161	780,853
Old Mutual Ltd	503,004	393,119
OUTsurance Group Ltd	91,824	386,627
Sanlam Ltd	166,921	875,837
		2,436,436
TOTAL FINANCIALS		11,115,506

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	39,383	222,884
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	36,353	471,735
Materials - 0.4%
Chemicals - 0.0%
Sasol Ltd (b)	59,265	370,796
Metals & Mining - 0.4%
Anglo American PLC	121,541	4,598,220
Gold Fields Ltd	92,461	3,564,937
Harmony Gold Mining Co Ltd	55,739	927,418
Impala Platinum Holdings Ltd	92,972	996,380
Northam Platinum Holdings Ltd	35,195	588,595
Sibanye Stillwater Ltd (b)	288,151	764,667
Valterra Platinum Ltd	27,478	1,699,494
		13,139,711
TOTAL MATERIALS		13,510,507

Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	350,465	329,695
TOTAL SOUTH AFRICA		38,163,663
SPAIN - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	60,801	1,892,841
Telefonica SA (c)	411,727	2,087,940
		3,980,781
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	46,435	3,549,665
Specialty Retail - 0.2%
Industria de Diseno Textil SA (c)	115,895	6,398,788
TOTAL CONSUMER DISCRETIONARY		9,948,453

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA	120,079	2,203,372
Financials - 1.0%
Banks - 1.0%
Banco Bilbao Vizcaya Argentaria SA (c)	594,852	11,983,940
Banco de Sabadell SA	549,214	2,052,986
Banco Santander SA (c)	1,537,022	15,636,569
Bankinter SA	67,367	1,014,893
CaixaBank SA (c)	395,592	4,181,308
		34,869,696
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	20,472	1,680,110
Transportation Infrastructure - 0.1%
Aena SME SA (d)(e)	76,222	2,069,039
TOTAL INDUSTRIALS		3,749,149

Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	42,311	658,879
Utilities - 0.5%
Electric Utilities - 0.5%
Endesa SA	32,629	1,169,289
Iberdrola SA	633,715	12,843,025
Redeia Corp SA	41,431	745,462
		14,757,776
Gas Utilities - 0.0%
Enagas SA	23,578	374,094
Naturgy Energy Group SA	19,064	577,480
		951,574
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	30,621	447,544
TOTAL UTILITIES		16,156,894

TOTAL SPAIN		71,567,224
SWEDEN - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB	242,113	950,078
Interactive Media & Services - 0.0%
Hemnet Group AB	8,023	175,150
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	57,604	912,241
TOTAL COMMUNICATION SERVICES		2,037,469

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (e)	15,116	1,010,677
Household Durables - 0.0%
Electrolux AB B Shares (b)	22,535	145,643
Leisure Products - 0.0%
Thule Group AB (d)(e)	11,588	298,109
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	50,261	949,235
TOTAL CONSUMER DISCRETIONARY		2,403,664

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	11,894	324,259
Food Products - 0.0%
AAK AB	18,435	515,002
Household Products - 0.1%
Essity AB B Shares	61,141	1,679,081
TOTAL CONSUMER STAPLES		2,518,342

Financials - 0.5%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	155,993	2,978,567
Svenska Handelsbanken AB A Shares	160,931	2,100,042
Swedbank AB A1 Shares	93,246	2,836,567
		7,915,176
Capital Markets - 0.1%
Avanza Bank Holding AB	12,338	477,143
EQT AB	38,508	1,335,990
Nordnet AB	13,091	378,940
		2,192,073
Financial Services - 0.2%
Industrivarden AB A Shares	13,760	573,270
Industrivarden AB C Shares	16,537	687,921
Investor AB B Shares	188,180	6,210,767
L E Lundbergforetagen AB B Shares	7,618	408,154
		7,880,112
TOTAL FINANCIALS		17,987,361

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	22,668	780,713
Health Care Equipment & Supplies - 0.0%
Elekta AB B Shares	38,335	195,059
Getinge AB B Shares	22,103	519,524
		714,583
Health Care Technology - 0.0%
Sectra AB B Shares	13,849	439,949
TOTAL HEALTH CARE		1,935,245

Industrials - 0.9%
Aerospace & Defense - 0.1%
Saab AB B Shares	32,546	1,790,892
Building Products - 0.1%
Assa Abloy AB B Shares	102,522	3,863,497
Nibe Industrier AB B Shares	161,673	631,529
		4,495,026
Commercial Services & Supplies - 0.0%
Bravida Holding AB (d)(e)	20,034	169,968
Loomis AB	6,990	282,536
Securitas AB B Shares	51,887	765,723
		1,218,227
Construction & Engineering - 0.0%
Skanska AB B Shares	36,449	995,991
Sweco AB B Shares	21,577	389,738
		1,385,729
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	15,160	387,607
Lifco AB B Shares	22,924	888,463
		1,276,070
Machinery - 0.7%
Alfa Laval AB	29,932	1,430,397
Atlas Copco AB A Shares	259,534	4,348,769
Atlas Copco AB B Shares	161,707	2,429,796
Epiroc AB A Shares	64,019	1,355,820
Epiroc AB B Shares	39,968	748,854
Indutrade AB	27,077	723,934
Sandvik AB	110,040	3,341,653
SKF AB B Shares	34,409	887,367
Trelleborg AB B Shares	18,590	777,824
Volvo AB A Shares	19,603	539,378
Volvo AB B Shares	164,157	4,497,089
		21,080,881
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	26,831	909,406
Beijer Ref AB B Shares	38,631	612,387
		1,521,793
TOTAL INDUSTRIALS		32,768,618

Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	301,403	3,057,995
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	217,246	2,648,146
Lagercrantz Group AB B Shares	20,334	499,561
Mycronic AB	15,542	366,700
		3,514,407
TOTAL INFORMATION TECHNOLOGY		6,572,402

Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares	25,746	234,553
Containers & Packaging - 0.0%
Billerud Aktiebolag	21,525	199,271
Metals & Mining - 0.1%
Boliden AB (b)	29,113	1,314,647
SSAB AB B Shares	62,873	391,126
		1,705,773
Paper & Forest Products - 0.0%
Holmen AB B Shares	9,104	344,218
Svenska Cellulosa AB SCA B Shares	60,513	807,350
		1,151,568
TOTAL MATERIALS		3,291,165

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Castellum AB	37,427	424,884
Fabege AB	19,758	173,969
Fastighets AB Balder B Shares (b)	70,794	518,795
Sagax AB B Shares	22,227	498,808
Wallenstam AB B Shares	37,254	172,775
Wihlborgs Fastigheter AB	28,142	273,415
		2,062,646
TOTAL SWEDEN		71,576,912
SWITZERLAND - 2.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	2,611	1,912,624
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	55,421	10,962,590
Consumer Staples - 0.1%
Food Products - 0.1%
Chocoladefabriken Lindt & Spruengli AG	11	1,684,001
Chocoladefabriken Lindt & Spruengli AG	101	1,552,495
		3,236,496
Financials - 0.9%
Capital Markets - 0.5%
Julius Baer Group Ltd	21,063	1,421,933
Partners Group Holding AG	2,235	2,728,380
UBS Group AG	313,690	11,978,495
		16,128,808
Insurance - 0.4%
Baloise Holding AG	4,256	1,054,547
Swiss Life Holding AG	2,927	3,173,053
Zurich Insurance Group AG	15,069	10,480,059
		14,707,659
TOTAL FINANCIALS		30,836,467

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	5,058	1,373,941
Straumann Holding AG	11,744	1,476,241
		2,850,182
Life Sciences Tools & Services - 0.1%
Lonza Group AG	7,245	4,989,349
Pharmaceuticals - 0.2%
Galderma Group AG	13,513	2,493,545
Sandoz Group AG	45,449	3,021,463
		5,515,008
TOTAL HEALTH CARE		13,354,539

Industrials - 0.6%
Building Products - 0.1%
Geberit AG	3,262	2,379,365
Electrical Equipment - 0.3%
ABB Ltd	159,689	11,872,486
Machinery - 0.1%
Schindler Holding AG	4,220	1,499,745
VAT Group AG (d)(e)	2,810	1,223,166
		2,722,911
Marine Transportation - 0.0%
Kuehne + Nagel International AG	5,450	1,042,933
Professional Services - 0.1%
SGS SA	17,035	1,918,250
TOTAL INDUSTRIALS		19,935,945

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	15,404	1,850,585
Materials - 0.2%
Chemicals - 0.2%
DSM-Firmenich AG	25,809	2,103,665
Givaudan SA	838	3,434,264
Sika AG	16,564	3,246,343
		8,784,272
TOTAL SWITZERLAND		90,873,518
TAIWAN - 6.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	395,000	1,681,055
Entertainment - 0.0%
International Games System Co Ltd	27,000	631,620
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	178,000	534,960
Taiwan Mobile Co Ltd	181,000	643,950
		1,178,910
TOTAL COMMUNICATION SERVICES		3,491,585

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	198,000	205,218
Tong Yang Industry Co Ltd	48,000	150,809
		356,027
Automobiles - 0.0%
Yulon Motor Co Ltd	69,000	73,756
Broadline Retail - 0.0%
momo.com Inc	9,450	71,693
Poya International Co Ltd	8,000	118,137
		189,830
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	21,000	252,453
Leisure Products - 0.0%
Giant Manufacturing Co Ltd	32,000	105,530
Merida Industry Co Ltd	22,000	71,480
		177,010
Specialty Retail - 0.0%
Hotai Motor Co Ltd	39,400	724,557
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	25,000	333,437
Feng TAY Enterprise Co Ltd	65,584	259,966
Makalot Industrial Co Ltd	24,000	209,760
Pou Chen Corp	246,000	234,187
Ruentex Industries Ltd	85,000	148,304
		1,185,654
TOTAL CONSUMER DISCRETIONARY		2,959,287

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	58,000	449,444
Food Products - 0.1%
Great Wall Enterprise Co Ltd	76,000	128,403
Lien Hwa Industrial Holdings Corp	120,750	189,297
Uni-President Enterprises Corp	499,000	1,275,955
		1,593,655
TOTAL CONSUMER STAPLES		2,043,099

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Formosa Petrochemical Corp	169,000	245,444
Financials - 0.6%
Banks - 0.4%
Chang Hwa Commercial Bank Ltd	895,334	575,983
CTBC Financial Holding Co Ltd	2,026,000	2,754,828
E.Sun Financial Holding Co Ltd	1,676,369	1,620,377
Far Eastern International Bank	486,035	199,764
First Financial Holding Co Ltd	1,189,429	1,103,327
Hua Nan Financial Holdings Co Ltd	1,066,383	1,011,709
Mega Financial Holding Co Ltd	1,216,619	1,596,966
Shanghai Commercial & Savings Bank Ltd/The	459,312	590,966
SinoPac Financial Holdings Co Ltd	1,508,614	1,257,260
Taichung Commercial Bank Co Ltd	419,543	291,709
Taichung Commercial Bank Co Ltd rights 12/8/2025 (b)	5,313	432
Taiwan Business Bank	772,478	385,260
Taiwan Cooperative Financial Holding Co Ltd	1,179,711	910,330
TS Financial Holding Co Ltd	2,576,021	1,565,131
		13,864,042
Capital Markets - 0.0%
Capital Securities Corp	218,000	173,179
IBF Financial Holdings Co Ltd	305,523	151,382
		324,561
Consumer Finance - 0.0%
Yulon Finance Corp	31,800	99,394
Financial Services - 0.0%
Chailease Holding Co Ltd	175,683	587,931
Yuanta Financial Holding Co Ltd	1,381,226	1,548,259
		2,136,190
Insurance - 0.2%
Cathay Financial Holding Co Ltd	1,015,872	2,112,412
Fubon Financial Holding Co Ltd	924,167	2,738,451
KGI Financial Holding Co Ltd	1,771,376	915,097
		5,765,960
TOTAL FINANCIALS		22,190,147

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	35,401	572,802
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (b)	127,000	621,012
TOTAL HEALTH CARE		1,193,814

Industrials - 0.2%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	18,000	504,126
Electrical Equipment - 0.2%
Bizlink Holding Inc	18,000	815,843
Chung-Hsin Electric & Machinery Manufacturing Corp	44,000	218,728
Fortune Electric Co Ltd	23,000	534,310
Shihlin Electric & Engineering Corp	35,000	226,867
Tatung Co Ltd	183,000	215,238
Teco Electric and Machinery Co Ltd	129,000	488,287
Voltronic Power Technology Corp	8,000	314,510
Walsin Lihwa Corp	357,000	346,816
		3,160,599
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	401,000	345,263
Machinery - 0.0%
Hiwin Technologies Corp	31,000	225,112
Marine Transportation - 0.0%
Evergreen Marine Corp Taiwan Ltd	113,343	712,583
Wan Hai Lines Ltd	144,145	384,505
Wisdom Marine Lines Co Ltd	45,000	92,403
Yang Ming Marine Transport Corp	177,000	330,675
		1,520,166
Passenger Airlines - 0.0%
China Airlines Ltd	294,000	191,046
Eva Airways Corp	282,000	331,678
		522,724
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	223,000	198,163
TOTAL INDUSTRIALS		6,476,153

Information Technology - 5.4%
Communications Equipment - 0.0%
Accton Technology Corp	53,000	1,859,770
WNC Corp /Taiwan	36,000	146,792
		2,006,562
Electronic Equipment, Instruments & Components - 0.8%
AUO Corp	711,600	280,913
Chroma ATE Inc	41,000	1,091,007
Compeq Manufacturing Co Ltd	107,000	303,499
Delta Electronics Inc	198,000	6,401,001
E Ink Holdings Inc	95,000	654,364
Elite Material Co Ltd	33,000	1,458,184
Foxconn Technology Co Ltd	104,000	241,601
Genius Electronic Optical Co Ltd	11,000	149,929
Gold Circuit Electronics Ltd	36,000	544,480
Hon Hai Precision Industry Co Ltd	1,247,800	10,439,551
Innolux Corp	801,156	346,201
Largan Precision Co Ltd	11,000	791,637
Lotes Co Ltd	10,000	448,372
Primax Electronics Ltd	47,000	126,746
Simplo Technology Co Ltd	19,000	216,372
Sinbon Electronics Co Ltd	22,000	151,179
Synnex Technology International Corp	141,000	260,212
Taiwan Union Technology Corp	28,000	350,705
Tripod Technology Corp	47,000	521,493
Unimicron Technology Corp	135,000	717,152
Walsin Technology Corp	34,000	136,981
Wpg Holding Co Ltd	168,400	329,928
WT Microelectronics Co Ltd	69,000	320,586
Yageo Corp	197,396	1,596,972
Zhen Ding Technology Holding Ltd	67,000	354,831
		28,233,896
Semiconductors & Semiconductor Equipment - 4.1%
Alchip Technologies Ltd	8,000	908,441
AP Memory Technology Corp	13,000	171,064
ASE Technology Holding Co Ltd	361,500	2,888,799
ASMedia Technology Inc	4,000	187,796
ASPEED Technology Inc	3,000	533,173
Chipbond Technology Corp	69,000	133,615
Elan Microelectronics Corp	27,000	108,779
eMemory Technology Inc	7,000	452,596
Faraday Technology Corp	22,000	130,450
Global Unichip Corp	9,000	447,397
Globalwafers Co Ltd	26,000	429,138
Hon Precision Inc	7,768	633,494
Jentech Precision Industrial Co Ltd	9,000	622,847
King Yuan Electronics Co Ltd	117,000	824,907
Macronix International Co Ltd (b)	183,000	185,509
MediaTek Inc	165,000	7,022,874
MPI Corp	9,000	614,075
Nanya Technology Corp (b)	117,000	503,688
Novatek Microelectronics Corp	62,000	791,669
Parade Technologies Ltd	8,000	176,750
Phison Electronics Corp	17,000	588,245
Powerchip Semiconductor Manufacturing Corp (b)	343,000	351,046
Powertech Technology Inc	70,000	393,463
Radiant Opto-Electronics Corp	46,000	197,284
Realtek Semiconductor Corp	54,000	903,567
Silicon Motion Technology Corp ADR	3,618	354,962
Sino-American Silicon Products Inc	60,000	243,681
Taiwan Semiconductor Manufacturing Co Ltd	2,488,000	120,174,257
United Microelectronics Corp	1,210,000	1,825,178
Vanguard International Semiconductor Corp	108,504	340,904
Win Semiconductors Corp	39,000	136,217
Winbond Electronics Corp (b)	313,000	551,192
		143,827,057
Technology Hardware, Storage & Peripherals - 0.5%
Acer Inc	309,000	301,691
Advantech Co Ltd	51,674	526,343
Asia Vital Components Co Ltd	35,000	1,620,476
Asustek Computer Inc	73,000	1,653,161
AURAS Technology Co Ltd	8,000	274,222
Catcher Technology Co Ltd	66,000	425,661
Chicony Electronics Co Ltd	67,000	282,994
Compal Electronics Inc	432,000	463,890
Getac Holdings Corp	47,000	210,735
Gigabyte Technology Co Ltd	55,000	501,251
HTC Corp (b)	74,000	121,418
Inventec Corp	326,000	486,172
King Slide Works Co Ltd	7,000	934,759
Lite-On Technology Corp	229,000	1,335,548
Micro-Star International Co Ltd	73,000	259,715
Pegatron Corp	209,000	503,860
Qisda Corp	139,400	140,632
Quanta Computer Inc	284,000	2,772,825
Wistron Corp	327,000	1,598,983
Wiwynn Corp	12,629	1,791,071
		16,205,407
TOTAL INFORMATION TECHNOLOGY		190,272,922

Materials - 0.1%
Chemicals - 0.1%
China Petrochemical Development Corp (b)	356,000	86,866
Formosa Chemicals & Fibre Corp	431,000	408,902
Formosa Plastics Corp	488,000	604,094
Nan Ya Plastics Corp	593,000	799,581
Taiwan Fertilizer Co Ltd	74,000	115,768
		2,015,211
Construction Materials - 0.0%
Asia Cement Corp	261,000	307,827
TCC Group Holdings Co Ltd	730,667	524,652
		832,479
Metals & Mining - 0.0%
China Steel Corp	1,240,000	749,367
TA Chen Stainless Pipe	218,000	259,945
Tung Ho Steel Enterprise Corp	55,000	112,223
		1,121,535
TOTAL MATERIALS		3,969,225

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Highwealth Construction Corp	195,100	247,218
Ruentex Development Co Ltd	205,575	199,042
		446,260
TOTAL TAIWAN		233,287,936
THAILAND - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL (b)	319,517	112,388
True Corp PCL depository receipt (b)	1,379,686	481,038
		593,426
Media - 0.0%
VGI PCL depository receipt	999,800	38,561
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	27,500	256,248
Advanced Info Service PCL depository receipt	84,000	782,721
		1,038,969
TOTAL COMMUNICATION SERVICES		1,670,956

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp PCL depository receipt	303,400	191,907
Hotels, Restaurants & Leisure - 0.0%
Asset World Corp PCL depository receipt	829,000	56,273
Central Plaza Hotel PCL depository receipt	54,700	54,429
Minor International PCL	98,681	70,030
Minor International PCL depository receipt	184,441	130,890
		311,622
Specialty Retail - 0.0%
Home Product Center PCL	187,500	37,893
Home Product Center PCL depository receipt	227,300	45,937
PTT Oil & Retail Business PCL depository receipt	306,200	138,882
Siam Global House PCL depository receipt	165,100	35,149
		257,861
TOTAL CONSUMER DISCRETIONARY		761,390

Consumer Staples - 0.0%
Beverages - 0.0%
Carabao Group PCL depository receipt	36,400	50,540
Osotspa PCL depository receipt	127,700	61,860
Thai Beverage PCL	790,900	291,666
		404,066
Consumer Staples Distribution & Retail - 0.0%
Berli Jucker PCL depository receipt	105,200	59,400
CP ALL PCL	143,900	204,239
CP ALL PCL depository receipt	308,300	437,576
		701,215
Food Products - 0.0%
Charoen Pokphand Foods PCL	110,100	71,679
Charoen Pokphand Foods PCL depository receipt	233,300	151,886
Thai Union Group PCL depository receipt	203,400	82,213
		305,778
TOTAL CONSUMER STAPLES		1,411,059

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Banpu PCL depository receipt	415,600	64,757
PTT Exploration & Production PCL	33,000	108,948
PTT Exploration & Production PCL depository receipt	108,800	359,198
PTT PCL	314,700	298,581
PTT PCL depository receipt	585,100	555,132
Thai Oil PCL depository receipt	93,900	103,577
		1,490,193
Financials - 0.2%
Banks - 0.2%
Bangkok Bank PCL depository receipt	57,900	283,158
Kasikornbank PCL depository receipt	122,500	704,914
Kiatnakin Phatra Bank PCL depository receipt	36,800	74,656
Krung Thai Bank PCL	95,600	80,380
Krung Thai Bank PCL depository receipt	260,800	219,278
SCB X PCL	31,400	126,917
SCB X PCL depository receipt	53,400	215,841
Thanachart Capital PCL depository receipt	51,100	80,410
Tisco Financial Group PCL depository receipt	38,000	126,041
TMBThanachart Bank PCL depository receipt	4,713,200	269,035
		2,180,630
Consumer Finance - 0.0%
Krungthai Card PCL depository receipt	100,400	88,288
Muangthai Capital PCL depository receipt	72,400	90,472
Srisawad Corp PCL depository receipt	84,400	73,567
TIDLOR Holdings PCL depository receipt	163,200	105,745
		358,072
Insurance - 0.0%
Thai Life Insurance PCL depository receipt	219,300	69,694
TOTAL FINANCIALS		2,608,396

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Chain Hospital PCL depository receipt	114,900	40,061
Bangkok Dusit Medical Services PCL	239,900	139,898
Bangkok Dusit Medical Services PCL depository receipt	241,600	140,890
Bumrungrad Hospital Pcl	10,800	57,316
Bumrungrad Hospital Pcl depository receipt	28,700	152,311
		530,476
Industrials - 0.0%
Ground Transportation - 0.0%
BTS Group Holdings PCL depository receipt (b)	813,700	73,813
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	171,900	218,787
Airports of Thailand PCL depository receipt	266,400	339,062
Bangkok Expressway & Metro PCL depository receipt	772,600	122,767
		680,616
TOTAL INDUSTRIALS		754,429

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL	16,000	107,127
Delta Electronics Thailand PCL depository receipt	460,600	3,083,932
		3,191,059
Materials - 0.0%
Chemicals - 0.0%
Indorama Ventures PCL depository receipt	206,000	121,400
PTT Global Chemical PCL depository receipt	172,300	134,236
		255,636
Construction Materials - 0.0%
Siam Cement PCL/The	13,800	86,862
Siam Cement PCL/The depository receipt	19,300	121,481
		208,343
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	124,700	70,026
TOTAL MATERIALS		534,005

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	74,500	123,554
Central Pattana PCL depository receipt	65,300	108,296
Land & Houses PCL depository receipt	390,300	46,965
WHA Corp PCL depository receipt	775,600	78,015
		356,830
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Electricity Generating PCL depository receipt	23,800	90,323
Global Power Synergy PCL depository receipt	71,700	91,810
Gulf Development PCL	99,361	135,660
Gulf Development PCL depository receipt	669,237	913,722
		1,231,515
TOTAL THAILAND		14,540,308
TURKEY - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	122,967	291,525
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
EGE Endustri VE Ticaret AS	134	26,057
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	74,266	175,272
Tofas Turk Otomobil Fabrikasi AS	12,880	80,933
		256,205
Broadline Retail - 0.0%
D-Market Elektronik Hizmetler Ve Ticaret Anonim Sirketi ADR (b)	28,272	72,094
Household Durables - 0.0%
Arcelik AS (b)	13,976	36,756
Specialty Retail - 0.0%
Dogan Sirketler Grubu Holding AS	86,483	35,166
Dogus Otomotiv Servis ve Ticaret AS	7,483	32,082
		67,248
Textiles, Apparel & Luxury Goods - 0.0%
Aksa (Akrilik Kimya Sanayi)	128,174	37,793
Mavi Giyim Sanayi Ve Ticaret AS Class B (d)(e)	55,959	53,625
		91,418
TOTAL CONSUMER DISCRETIONARY		549,778

Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	200,826	69,387
Coca-Cola Icecek AS	80,369	98,230
		167,617
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	45,160	578,809
Migros Ticaret AS	9,067	97,776
Sok Marketler Ticaret AS (b)	29,484	31,031
		707,616
Food Products - 0.0%
Ulker Biskuvi Sanayi AS	18,078	46,470
TOTAL CONSUMER STAPLES		921,703

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	93,351	438,630
Financials - 0.0%
Banks - 0.0%
Akbank TAS	322,688	466,529
Haci Omer Sabanci Holding AS	137,230	266,113
Turkiye Is Bankasi AS Class C	880,225	264,775
Yapi ve Kredi Bankasi AS (b)	329,930	263,605
		1,261,022
Capital Markets - 0.0%
Is Yatirim Menkul Degerler AS	53,222	55,634
Financial Services - 0.0%
Borusan Yatirim ve Pazarlama AS	769	44,782
Turkiye Sinai Kalkinma Bankasi AS (b)	146,649	44,950
		89,732
Insurance - 0.0%
Anadolu Anonim Turk Sigorta Sirketi	72,136	39,761
Turkiye Sigorta AS	195,757	57,488
		97,249
TOTAL FINANCIALS		1,503,637

Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (b)(d)(e)	7,563	60,426
Industrials - 0.2%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	120,976	585,693
Air Freight & Logistics - 0.0%
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	116,270	41,278
Construction & Engineering - 0.0%
Enka Insaat ve Sanayi AS	168,071	310,532
Kontrolmatik Enerji Ve Muhendislik AS	34,630	25,939
Ral Yatirim Holding AS	12,485	58,842
Tekfen Holding AS (b)	18,486	37,012
		432,325
Electrical Equipment - 0.0%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	35,195	82,184
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (b)	24,768	16,879
		99,063
Ground Transportation - 0.0%
Bin Ulasim Ve Akilli Sehir Teknolojileri AS	2,424	11,857
Industrial Conglomerates - 0.1%
AG Anadolu Grubu Holding AS Class A	129,090	78,767
Alarko Holding AS	18,842	36,157
Bera Holding AS (b)	64,667	28,232
KOC Holding AS	130,770	533,604
Turkiye Sise ve Cam Fabrikalari AS	119,907	104,869
		781,629
Machinery - 0.0%
Otokar Otomotiv Ve Savunma Sanayi A.S. (b)	3,678	40,188
Turk Traktor ve Ziraat Makineleri AS	2,575	33,493
		73,681
Passenger Airlines - 0.0%
Pegasus Hava Tasimaciligi AS (b)	25,896	129,314
Turk Hava Yollari AO	61,677	427,518
		556,832
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (b)	19,681	124,018
TOTAL INDUSTRIALS		2,706,376

Information Technology - 0.0%
Software - 0.0%
MIA Teknoloji AS (b)	29,495	26,175
Materials - 0.0%
Chemicals - 0.0%
Hektas Ticaret TAS (b)	448,960	38,112
Petkim Petrokimya Holding AS (b)	138,369	56,494
Sasa Polyester Sanayi AS (b)	1,164,125	84,983
		179,589
Construction Materials - 0.0%
Baticim Bati Anadolu Cimento Sanayii AS	301,074	31,429
Cimsa Cimento Sanayi VE Ticaret AS	33,316	37,646
Nuh Cimento Sanayi AS	5,219	30,281
Oyak Cimento Fabrikalari AS	114,930	58,102
		157,458
Metals & Mining - 0.0%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b)	3,847	44,069
Eregli Demir ve Celik Fabrikalari TAS	371,990	243,076
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (b)	76,733	50,031
Koza Anadolu Metal Madencilik Isletmeleri AS (b)	18,622	40,074
Turk Altin Isletmeleri AS (b)	96,551	61,714
		438,964
TOTAL MATERIALS		776,011

Real Estate - 0.0%
Diversified REITs - 0.0%
Ziraat Gayrimenkul Yatirim Ortakligi AS	88,387	48,635
Real Estate Management & Development - 0.0%
Kuyumcukent Gayrimenkul Yatirimlari AS	33,011	39,954
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	198,124	95,260
TOTAL REAL ESTATE		183,849

Utilities - 0.0%
Electric Utilities - 0.0%
Enerjisa Enerji AS (d)(e)	24,663	48,383
Gas Utilities - 0.0%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (b)	63,478	43,351
TOTAL UTILITIES		91,734

TOTAL TURKEY		7,549,844
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	359,547	1,899,076
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Abu Dhabi National Hotels	1,022,863	124,205
Americana Restaurants International PLC - Foreign Co	282,921	160,989
		285,194
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	291,433	284,851
TOTAL CONSUMER DISCRETIONARY		570,045

Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	259,581	394,359
Oil, Gas & Consumable Fuels - 0.0%
ADNOC Logistics & Services	146,019	228,195
TOTAL ENERGY		622,554

Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	300,029	1,177,914
Abu Dhabi Islamic Bank PJSC	149,314	858,577
Dubai Islamic Bank PJSC	296,290	766,347
Emirates NBD Bank PJSC	255,179	1,952,254
First Abu Dhabi Bank PJSC	456,627	2,168,169
		6,923,261
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Pure Health Holding PJSC	247,820	189,595
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Modon Holding PSC (b)	324,046	322,021
Multiply Group PJSC (b)	396,699	321,857
		643,878
Passenger Airlines - 0.0%
Air Arabia PJSC	231,587	245,903
Transportation Infrastructure - 0.0%
Salik Co PJSC	194,718	317,024
TOTAL INDUSTRIALS		1,206,805

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	387,199	948,772
Emaar Development PJSC	83,547	338,924
Emaar Properties PJSC	638,006	2,466,596
		3,754,292
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	943,567	714,172
TOTAL UNITED ARAB EMIRATES		15,879,800
UNITED KINGDOM - 7.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	590,396	1,440,683
Interactive Media & Services - 0.0%
Auto Trader Group PLC (d)(e)	89,461	917,789
Rightmove PLC	79,496	697,618
		1,615,407
Media - 0.1%
Informa PLC	133,994	1,703,598
WPP PLC	110,216	416,470
		2,120,068
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	2,083,206	2,521,877
TOTAL COMMUNICATION SERVICES		7,698,035

Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
B&M European Value Retail SA	102,318	241,477
Next PLC	11,909	2,237,214
		2,478,691
Distributors - 0.0%
Inchcape PLC	37,623	377,609
Diversified Consumer Services - 0.0%
Pearson PLC	66,919	931,381
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	174,875	5,788,335
Entain PLC	64,954	676,154
InterContinental Hotels Group PLC	15,884	1,916,044
Whitbread PLC	18,078	688,011
		9,068,544
Household Durables - 0.1%
Barratt Redrow PLC	150,065	741,839
Bellway PLC	12,301	424,034
Berkeley Group Holdings PLC	9,705	514,120
Persimmon PLC	33,052	524,953
Taylor Wimpey PLC	361,206	499,191
		2,704,137
Leisure Products - 0.0%
Games Workshop Group PLC	3,403	712,154
Specialty Retail - 0.0%
Kingfisher PLC	180,293	731,193
TOTAL CONSUMER DISCRETIONARY		17,003,709

Consumer Staples - 1.4%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	21,660	1,924,058
Diageo PLC	229,534	5,279,685
		7,203,743
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	176,907	793,888
Marks & Spencer Group PLC	210,775	1,101,472
Tesco PLC	675,250	4,074,914
		5,970,274
Food Products - 0.0%
Associated British Foods PLC	29,905	901,618
Household Products - 0.2%
Reckitt Benckiser Group PLC	70,068	5,359,437
Personal Care Products - 0.4%
Unilever PLC	253,144	15,189,748
Tobacco - 0.4%
British American Tobacco PLC	205,980	10,549,379
Imperial Brands PLC	78,696	3,126,933
		13,676,312
TOTAL CONSUMER STAPLES		48,301,132

Energy - 0.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	23,842	435,449
Financials - 2.2%
Banks - 1.5%
Barclays PLC	1,453,260	7,794,739
HSBC Holdings PLC	1,791,728	25,083,211
Lloyds Banking Group PLC	6,163,709	7,226,884
NatWest Group PLC	833,468	6,416,468
Standard Chartered PLC	195,607	4,015,274
		50,536,576
Capital Markets - 0.5%
3i Group PLC	100,356	5,807,664
Aberdeen Group PLC	189,901	506,430
ICG PLC	30,360	770,159
IG Group Holdings PLC	35,477	519,192
London Stock Exchange Group PLC	48,914	6,095,974
Schroders PLC	90,873	452,927
St James's Place PLC	54,923	936,177
		15,088,523
Financial Services - 0.0%
M&G PLC	231,556	800,946
Wise PLC Class A (b)	71,223	904,312
		1,705,258
Insurance - 0.2%
Admiral Group PLC	27,708	1,192,464
Aviva PLC	315,548	2,771,584
Beazley PLC	62,950	769,499
Hiscox Ltd	34,294	619,465
Legal & General Group PLC	590,205	1,843,788
Phoenix Group Holdings PLC	81,009	717,281
		7,914,081
TOTAL FINANCIALS		75,244,438

Health Care - 0.8%
Health Care Equipment & Supplies - 0.0%
Convatec Group PLC (d)(e)	164,524	527,802
Smith & Nephew PLC	89,418	1,651,195
		2,178,997
Pharmaceuticals - 0.8%
Astrazeneca PLC	159,995	26,390,961
Hikma Pharmaceuticals PLC	15,888	383,837
		26,774,798
TOTAL HEALTH CARE		28,953,795

Industrials - 1.3%
Aerospace & Defense - 0.6%
BAE Systems PLC	310,620	7,651,654
Melrose Industries PLC	121,619	999,527
Rolls-Royce Holdings PLC	870,525	13,396,344
		22,047,525
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	246,048	1,373,305
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	280,000	1,856,813
DCC PLC	10,022	659,612
Metlen Energy & Metals PLC (Greece)	10,131	513,810
Smiths Group PLC	34,159	1,129,944
		4,160,179
Machinery - 0.1%
IMI PLC	25,684	805,737
Spirax Group PLC	7,550	703,712
Weir Group PLC/The	26,723	1,039,138
		2,548,587
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA	239,401	1,314,300
Professional Services - 0.3%
Intertek Group PLC	16,241	1,080,658
RELX PLC	189,289	8,365,892
		9,446,550
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	43,950	2,929,581
Bunzl PLC	33,543	1,018,793
Diploma PLC	13,761	1,014,166
Howden Joinery Group PLC	55,660	631,396
RS GROUP PLC	49,244	360,010
		5,953,946
TOTAL INDUSTRIALS		46,844,392

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	39,289	1,830,231
Software - 0.0%
Sage Group PLC/The	99,934	1,509,101
TOTAL INFORMATION TECHNOLOGY		3,339,332

Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	14,698	557,444
Real Estate - 0.1%
Diversified REITs - 0.0%
British Land Co PLC/The	102,940	513,342
Land Securities Group PLC	77,719	634,548
		1,147,890
Industrial REITs - 0.1%
Segro PLC	138,734	1,271,045
Tritax Big Box REIT PLC	254,344	501,532
		1,772,577
Residential REITs - 0.0%
UNITE Group PLC/The	42,788	318,714
TOTAL REAL ESTATE		3,239,181

Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	113,987	2,871,653
Multi-Utilities - 0.2%
Centrica PLC	494,820	1,165,530
National Grid PLC	513,025	7,692,355
		8,857,885
Water Utilities - 0.1%
Severn Trent PLC	27,741	1,013,489
United Utilities Group PLC	71,337	1,125,054
		2,138,543
TOTAL UTILITIES		13,868,081

TOTAL UNITED KINGDOM		245,484,988
UNITED STATES - 5.9%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (b)	16,140	10,576,865
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	209,256	2,117,244
Consumer Staples - 0.7%
Food Products - 0.7%
JBS NV Class A	33,172	438,202
JBS NV depository receipt	4,494	59,717
Nestle SA	265,747	25,391,717
		25,889,636
Energy - 0.9%
Energy Equipment & Services - 0.0%
Tenaris SA	35,048	696,575
Oil, Gas & Consumable Fuels - 0.9%
BP PLC	1,633,144	9,568,282
DHT Holdings Inc	12,404	164,725
Shell PLC	604,590	22,665,732
		32,398,739
TOTAL ENERGY		33,095,314

Financials - 0.2%
Insurance - 0.2%
Swiss Re AG	30,803	5,611,332
Health Care - 2.5%
Biotechnology - 0.2%
BeOne Medicines Ltd H Shares (b)	97,377	2,328,361
CSL Ltd	49,972	5,823,554
Legend Biotech Corp ADR (b)	8,009	259,491
		8,411,406
Health Care Equipment & Supplies - 0.1%
Alcon AG	51,553	3,830,841
Inmode Ltd (b)	6,040	89,211
		3,920,052
Life Sciences Tools & Services - 0.1%
ICON PLC (b)	8,073	1,387,103
QIAGEN NV (Germany)	22,324	1,048,826
		2,435,929
Pharmaceuticals - 2.1%
GSK PLC	420,395	9,842,899
Haleon PLC	926,702	4,309,379
Novartis AG	196,115	24,271,521
Roche Holding AG	72,435	23,463,177
Roche Holding AG	3,031	1,023,704
Sanofi SA	111,394	11,268,934
		74,179,614
TOTAL HEALTH CARE		88,947,001

Industrials - 0.9%
Building Products - 0.0%
Reliance Worldwide Corp Ltd	77,392	210,146
Commercial Services & Supplies - 0.2%
GFL Environmental Inc Subordinate Voting Shares	28,101	1,228,586
Waste Connections Inc	26,623	4,464,912
		5,693,498
Construction & Engineering - 0.1%
Ferrovial SE	50,084	3,071,200
Ferrovial SE rights (b)(g)	49,690	27,315
		3,098,515
Electrical Equipment - 0.5%
Schneider Electric SE	55,832	15,908,208
Machinery - 0.0%
CNH Industrial NV Class A (Italy)	111	1,155
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	268	552,633
AP Moller - Maersk A/S Series B	457	939,559
		1,492,192
Professional Services - 0.1%
Experian PLC	94,814	4,422,618
TOTAL INDUSTRIALS		30,826,332

Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (b)	5,200	2,708,056
JFrog Ltd (b)	10,233	485,863
Monday.com Ltd (b)	4,202	862,418
		4,056,337
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	8,827	530,597
Holcim AG	52,006	4,623,398
James Hardie Industries PLC depository receipt (b)	59,494	1,253,836
Titan SA (Greece)	3,851	172,671
		6,580,502
TOTAL UNITED STATES		207,700,563
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	70,131	1,456,073
TOTAL COMMON STOCKS (Cost $2,575,110,226)		3,473,405,728

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	47,768	697,683
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Bayerische Motoren Werke AG	43	3,720
Porsche Automobil Holding SE	15,341	609,551
Volkswagen AG	21,230	2,210,825
		2,824,096
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	16,924	1,370,593
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	2,570	705,326
TOTAL GERMANY		4,900,015
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	2,301	349,354
Hyundai Motor Co Series 2	4,014	617,858
		967,212
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Amorepacific Corp	1,585	45,523
LG H&H Co Ltd	553	45,191
		90,714
Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co Ltd	86,238	5,092,486
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	920	126,936
TOTAL KOREA (SOUTH)		6,277,348
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(f)	352,900	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $11,398,561)		11,875,046

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (i) (Cost $891,775)	4.15	893,000	892,042

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.18	45,809,701	45,818,863
Fidelity Securities Lending Cash Central Fund (j)(k)	4.18	41,943,687	41,947,882
TOTAL MONEY MARKET FUNDS (Cost $87,766,745)			87,766,745

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $2,675,167,307)	3,573,939,561
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(29,661,854)
NET ASSETS - 100.0%	3,544,277,707

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	256	12/19/2025	35,930,880	275,841	275,841
ICE MSCI Emerging Markets Index Contracts (United States)	261	12/19/2025	18,369,180	661,167	661,167
TME S&P/TSX 60 Index Contracts (Canada)	18	12/18/2025	4,572,928	99,452	99,452

TOTAL FUTURES CONTRACTS					1,036,460
The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $67,511,314 or 1.9% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $68,196,235 or 1.9% of net assets.

(f)	Level 3 security.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $892,042.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	53,106,591	574,179,298	581,467,742	1,684,809	716	-	45,818,863	45,809,701	0.1%
Fidelity Securities Lending Cash Central Fund	11,673,884	166,572,134	136,298,136	270,452	-	-	41,947,882	41,943,687	0.2%
Total	64,780,475	740,751,432	717,765,878	1,955,261	716	-	87,766,745

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	210,837,604	73,762,617	137,074,987	-
Consumer Discretionary	367,225,568	177,151,391	190,074,177	-
Consumer Staples	200,771,385	99,425,715	101,345,670	-
Energy	151,172,606	93,304,991	57,867,615	-
Financials	834,894,201	536,632,022	298,262,179	-
Health Care	254,266,705	90,967,147	161,650,781	1,648,777
Industrials	535,381,734	324,711,248	210,073,119	597,367
Information Technology	521,105,050	286,194,071	234,910,979	-
Materials	219,955,330	137,069,892	82,885,438	-
Real Estate	68,449,992	65,278,645	3,171,347	-
Utilities	109,345,553	62,867,227	46,478,326	-

Non-Convertible Preferred Stocks
Consumer Discretionary	3,791,308	970,932	2,820,376	-
Consumer Staples	1,461,307	1,461,307	-	-
Energy	-	-	-	-
Financials	697,683	697,683	-	-
Health Care	705,326	705,326	-	-
Information Technology	5,092,486	5,092,486	-	-
Materials	126,936	126,936	-	-

U.S. Treasury Obligations	892,042	-	892,042	-

Money Market Funds	87,766,745	87,766,745	-	-
Total Investments in Securities:	3,573,939,561	2,044,186,381	1,527,507,036	2,246,144
Derivative Instruments:

Assets
Futures Contracts	1,036,460	1,036,460	-	-
Total Assets	1,036,460	1,036,460	-	-
Total Derivative Instruments:	1,036,460	1,036,460	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,036,460	-
Total Equity Risk	1,036,460	-
Total Value of Derivatives	1,036,460	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $39,791,502) - See accompanying schedule:
Unaffiliated issuers (cost $2,587,400,562)	$3,486,172,816
Fidelity Central Funds (cost $87,766,745)	87,766,745

Total Investment in Securities (cost $2,675,167,307)		$3,573,939,561
Segregated cash with brokers for derivative instruments		1,046,072
Cash		299
Foreign currency held at value (cost $2,889,855)		2,883,710
Receivable for fund shares sold		3,646,341
Dividends receivable		6,599,408
Reclaims receivable		6,059,802
Distributions receivable from Fidelity Central Funds		231,428
Other receivables		32,487
Total assets		3,594,439,108
Liabilities
Payable for investments purchased
Regular delivery	$24,568
Delayed delivery	27,315
Payable for fund shares redeemed	2,840,419
Payable for daily variation margin on futures contracts	126,926
Deferred taxes	5,194,533
Collateral on securities loaned	41,947,640
Total liabilities		50,161,401
Net Assets		$3,544,277,707
Net Assets consist of:
Paid in capital		$2,697,404,996
Total accumulated earnings (loss)		846,872,711
Net Assets		$3,544,277,707
Net Asset Value, offering price and redemption price per share ($3,544,277,707 ÷ 211,694,494 shares)		$16.74
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$91,740,164
Interest		86,951
Income from Fidelity Central Funds (including $270,452 from security lending)		1,955,261
Income before foreign taxes withheld		$93,782,376
Less foreign taxes withheld		(7,330,613)
Total income		86,451,763
Expenses
Independent trustees' fees and expenses	$7,027
Interest	7,670
Miscellaneous	83
Total expenses before reductions	14,780
Expense reductions	(1,606)
Total expenses after reductions		13,174
Net Investment income (loss)		86,438,589
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $2,269,257)	(33,184,296)
Fidelity Central Funds	716
Foreign currency transactions	(274,751)
Futures contracts	9,040,444
Total net realized gain (loss)		(24,417,887)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,215,874)	645,095,985
Assets and liabilities in foreign currencies	422,509
Futures contracts	1,928,855
Total change in net unrealized appreciation (depreciation)		647,447,349
Net gain (loss)		623,029,462
Net increase (decrease) in net assets resulting from operations		$709,468,051
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$86,438,589	$65,449,211
Net realized gain (loss)	(24,417,887)	(21,380,553)
Change in net unrealized appreciation (depreciation)	647,447,349	366,929,507
Net increase (decrease) in net assets resulting from operations	709,468,051	410,998,165
Distributions to shareholders	(69,779,005)	(49,799,346)

Share transactions
Proceeds from sales of shares	1,185,510,547	956,579,332
Reinvestment of distributions	52,136,047	36,508,132
Cost of shares redeemed	(869,564,007)	(466,312,128)

Net increase (decrease) in net assets resulting from share transactions	368,082,587	526,775,336
Total increase (decrease) in net assets	1,007,771,633	887,974,155

Net Assets
Beginning of period	2,536,506,074	1,648,531,919
End of period	$3,544,277,707	$2,536,506,074

Other Information
Shares
Sold	82,720,162	72,976,603
Issued in reinvestment of distributions	3,911,190	2,968,142
Redeemed	(60,248,206)	(35,468,260)
Net increase (decrease)	26,383,146	40,476,485

Financial Highlights
Fidelity Flex® International Index Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.69	$11.38	$10.36	$14.06	$11.04
Income from Investment Operations
Net investment income (loss) A,B	.42	.39	.37	.37	.35
Net realized and unrealized gain (loss)	2.99	2.26	.94	(3.76)	2.87
Total from investment operations	3.41	2.65	1.31	(3.39)	3.22
Distributions from net investment income	(.36)	(.34)	(.29)	(.31)	(.20)
Total distributions	(.36)	(.34)	(.29)	(.31)	(.20)
Net asset value, end of period	$16.74	$13.69	$11.38	$10.36	$14.06
Total Return C	25.57%	23.59%	12.72%	(24.60)%	29.31%
Ratios to Average Net Assets B,D,E
Expenses before reductions	-% F	-% F	.01%	-% F	-% F
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	2.88%	2.98%	3.09%	3.10%	2.56%
Supplemental Data
Net assets, end of period (000 omitted)	$3,544,278	$2,536,506	$1,648,532	$1,275,808	$1,272,152
Portfolio turnover rate G	16%	4%	3%	4%	5%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity Flex International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,018,623,463
Gross unrealized depreciation	(169,457,841)
Net unrealized appreciation (depreciation)	$849,165,622
Tax Cost	$2,724,773,939

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$91,892,670
Capital loss carryforward	$(89,213,739)
Net unrealized appreciation (depreciation) on securities and other investments	$849,388,312

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(10,661,976)
Long-term	(78,551,763)
Total capital loss carryforward	$(89,213,739)

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$69,779,005	$ 49,799,346

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex International Index Fund	854,593,464	459,082,175
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Flex International Index Fund	Borrower	4,310,000	4.58%	7,670

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income earned is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Flex International Index Fund	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,606.

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Flex International Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Flex International Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 12, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $3,534,968 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 72.16% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.3691 and $0.0285 for the dividend paid December 16, 2024.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex International Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable. The Board's decision to renew the fund's Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the lineup of the Fidelity funds; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9881635.108
ZEI-ANN-1225
Fidelity® SAI Emerging Markets Value Index Fund

Annual Report
October 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Emerging Markets Value Index Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
BRAZIL - 4.1%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Vibra Energia SA	4,666,700	20,644,701
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Petroleo Brasileiro SA - Petrobras	18,511,700	102,365,835
Petroleo Brasileiro SA - Petrobras	6,031,600	35,326,670
		137,692,505
Financials - 0.5%
Banks - 0.5%
Banco do Brasil SA	12,712,700	51,749,204
Materials - 1.7%
Metals & Mining - 1.7%
Gerdau SA	5,811,268	20,458,445
Vale SA	11,373,500	137,963,106
		158,421,551
Utilities - 0.2%
Electric Utilities - 0.2%
Cia Energetica de Minas Gerais	8,452,530	17,816,465
TOTAL BRAZIL		386,324,426
CHILE - 0.4%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Empresas Copec SA	1,614,735	11,544,957
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Cencosud SA	3,028,372	9,391,471
Industrials - 0.2%
Passenger Airlines - 0.2%
Latam Airlines Group SA	818,008,586	18,641,796
TOTAL CHILE		39,578,224
CHINA - 27.7%
Communication Services - 5.5%
Diversified Telecommunication Services - 0.3%
China Tower Corp Ltd H Shares (b)(c)	20,702,810	29,919,704
Interactive Media & Services - 5.2%
Baidu Inc A Shares (d)	8,766,400	132,690,322
JOYY Inc Class A ADR	125,634	7,451,353
Tencent Holdings Ltd	4,362,700	354,372,360
		494,514,035
TOTAL COMMUNICATION SERVICES		524,433,739

Consumer Discretionary - 6.8%
Automobiles - 0.7%
Brilliance China Automotive Holdings Ltd	11,640,000	5,722,220
Geely Automobile Holdings Ltd	22,356,400	52,938,050
SAIC Motor Corp Ltd A Shares (China)	4,108,400	9,599,389
		68,259,659
Broadline Retail - 6.0%
Alibaba Group Holding Ltd	10,676,100	227,174,054
JD.com Inc A Shares	8,014,500	132,319,306
PDD Holdings Inc Class A ADR (d)	1,329,667	179,332,188
Vipshop Holdings Ltd Class A ADR	1,531,933	26,793,508
		565,619,056
Household Durables - 0.1%
Gree Electric Appliances Inc of Zhuhai A Shares (China)	1,988,130	11,103,516
TOTAL CONSUMER DISCRETIONARY		644,982,231

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Inner Mongolia Yitai Coal Co Ltd B Shares	4,359,988	8,506,337
Financials - 10.7%
Banks - 8.4%
Agricultural Bank of China Ltd H Shares	136,376,000	103,898,169
Bank of China Ltd H Shares	225,119,000	127,471,492
Bank of Communications Co Ltd A Shares (China)	13,931,200	14,053,730
Bank of Communications Co Ltd H Shares	94,753,000	84,137,635
China CITIC Bank Corp Ltd H Shares	40,276,000	38,407,212
China Construction Bank Corp H Shares	173,363,000	171,636,600
China Minsheng Banking Corp Ltd H Shares	29,162,000	14,936,492
Huaxia Bank Co Ltd A Shares (China)	5,648,600	5,404,637
Industrial & Commercial Bank of China Ltd A Shares (China)	35,884,767	39,225,488
Industrial & Commercial Bank of China Ltd H Shares	179,244,000	138,863,901
Industrial Bank Co Ltd A Shares (China)	7,373,408	20,957,659
Ping An Bank Co Ltd A Shares (China)	6,887,730	10,954,717
Postal Savings Bank of China Co Ltd H Shares (b)(c)	34,356,000	24,228,771
		794,176,503
Consumer Finance - 0.1%
Qfin Holdings Inc Class A ADR	435,764	10,523,701
Insurance - 2.2%
China Life Insurance Co Ltd H Shares	33,013,300	104,173,594
China Pacific Insurance Group Co Ltd H Shares	11,450,900	46,419,282
New China Life Insurance Co Ltd H Shares	3,808,000	24,061,720
People's Insurance Co Group of China Ltd/The H Shares	38,715,000	34,776,264
		209,430,860
TOTAL FINANCIALS		1,014,131,064

Health Care - 0.6%
Health Care Providers & Services - 0.2%
Sinopharm Group Co Ltd H Shares	5,953,200	14,839,810
Pharmaceuticals - 0.4%
China Resources Pharmaceutical Group Ltd (b)(c)(e)	8,362,000	5,359,049
CSPC Pharmaceutical Group Ltd	33,662,000	33,139,778
		38,498,827
TOTAL HEALTH CARE		53,338,637

Industrials - 2.1%
Air Freight & Logistics - 0.1%
JD Logistics Inc (b)(c)(d)	8,548,100	13,926,806
Construction & Engineering - 0.3%
China Railway Group Ltd H Shares	18,666,100	9,464,508
China State Construction Engineering Corp Ltd A Shares (China)	14,665,800	11,188,819
China State Construction International Holdings Ltd	8,201,400	9,330,147
		29,983,474
Industrial Conglomerates - 0.6%
CITIC Ltd	34,846,600	53,903,023
Machinery - 0.7%
Sinotruk Hong Kong Ltd	2,939,700	9,821,004
Weichai Power Co Ltd H Shares	8,620,800	17,806,184
Yangzijiang Shipbuildling (Holdings) Ltd	11,989,300	32,423,430
		60,050,618
Marine Transportation - 0.3%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	4,494,000	9,477,469
COSCO SHIPPING Holdings Co Ltd H Shares (e)	13,184,800	22,889,365
		32,366,834
Transportation Infrastructure - 0.1%
Zhejiang Expressway Co Ltd H Shares	7,198,900	7,022,368
TOTAL INDUSTRIALS		197,253,123

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Kingboard Holdings Ltd	2,753,800	9,866,199
Technology Hardware, Storage & Peripherals - 0.2%
Xiaomi Corp B Shares (b)(c)(d)	2,825,000	15,672,854
TOTAL INFORMATION TECHNOLOGY		25,539,053

Materials - 0.7%
Construction Materials - 0.3%
Anhui Conch Cement Co Ltd H Shares	5,247,000	15,625,095
China National Building Material Co Ltd H Shares	16,487,200	11,690,867
		27,315,962
Metals & Mining - 0.4%
China Hongqiao Group Ltd	9,891,400	37,577,022
TOTAL MATERIALS		64,892,984

Real Estate - 0.8%
Real Estate Management & Development - 0.8%
China Overseas Land & Investment Ltd	16,509,500	27,683,855
China Resources Land Ltd	11,968,000	43,217,286
		70,901,141
Utilities - 0.2%
Gas Utilities - 0.2%
Kunlun Energy Co Ltd	16,134,000	14,824,788
TOTAL CHINA		2,618,803,097
CZECH REPUBLIC - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
CEZ AS	195,915	11,999,626
EGYPT - 0.1%
Financials - 0.1%
Banks - 0.1%
Commercial International Bank - Egypt (CIB)	3,905,899	8,722,127
GREECE - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Hellenic Telecommunications Organization SA	644,434	12,115,180
Financials - 0.4%
Banks - 0.4%
Piraeus Financial Holdings SA	4,487,600	35,029,065
Industrials - 0.1%
Marine Transportation - 0.1%
Star Bulk Carriers Corp	518,110	9,750,830
TOTAL GREECE		56,895,075
HONG KONG - 0.5%
Consumer Staples - 0.4%
Food Products - 0.4%
WH Group Ltd (b)(c)	34,722,500	33,334,815
Industrials - 0.1%
Marine Transportation - 0.1%
Orient Overseas International Ltd (e)	586,000	10,143,040
TOTAL HONG KONG		43,477,855
HUNGARY - 0.3%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
MOL Hungarian Oil & Gas PLC Class A	1,627,658	14,320,048
Health Care - 0.1%
Pharmaceuticals - 0.1%
Richter Gedeon Nyrt	409,342	12,616,958
TOTAL HUNGARY		26,937,006
INDIA - 12.8%
Consumer Discretionary - 1.8%
Automobiles - 1.5%
Maruti Suzuki India Ltd	540,829	98,618,354
Tata Motors Passenger Vehicles Limited	8,819,624	40,737,293
		139,355,647
Hotels, Restaurants & Leisure - 0.3%
MakeMyTrip Ltd (d)(e)	330,330	26,426,400
TOTAL CONSUMER DISCRETIONARY		165,782,047

Consumer Staples - 0.7%
Tobacco - 0.7%
ITC Ltd	13,324,820	63,100,187
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Oil & Natural Gas Corp Ltd	17,302,260	49,777,256
Reliance Industries Ltd	703,857	11,786,324
		61,563,580
Financials - 1.7%
Banks - 1.2%
HDFC Bank Ltd/Gandhinagar	2,392,575	26,611,720
State Bank of India	7,918,977	83,592,423
		110,204,143
Financial Services - 0.5%
Power Finance Corp Ltd	6,442,126	29,265,897
REC Ltd	5,490,789	23,187,317
		52,453,214
TOTAL FINANCIALS		162,657,357

Health Care - 2.2%
Life Sciences Tools & Services - 0.4%
Divi's Laboratories Ltd	528,227	40,096,812
Pharmaceuticals - 1.8%
Cipla Ltd/India	2,472,387	41,815,970
Dr Reddy's Laboratories Ltd	2,702,433	36,364,510
Sun Pharmaceutical Industries Ltd	4,683,627	89,208,677
		167,389,157
TOTAL HEALTH CARE		207,485,969

Industrials - 0.8%
Machinery - 0.2%
Tata Motors Ltd /new (d)(f)	8,562,129	25,151,525
Passenger Airlines - 0.6%
InterGlobe Aviation Ltd (b)(c)	839,312	53,186,842
TOTAL INDUSTRIALS		78,338,367

Information Technology - 2.3%
IT Services - 2.3%
HCL Technologies Ltd	4,218,632	73,261,096
Infosys Ltd	6,618,217	110,281,113
Wipro Ltd	12,549,688	34,026,175
		217,568,384
Materials - 1.6%
Metals & Mining - 1.6%
Hindalco Industries Ltd	6,480,521	61,899,508
Tata Steel Ltd	25,490,070	52,504,978
Vedanta Ltd	7,459,981	41,478,889
		155,883,375
Utilities - 1.0%
Gas Utilities - 0.2%
GAIL India Ltd	11,960,124	24,624,934
Independent Power and Renewable Electricity Producers - 0.8%
NTPC Ltd	18,826,580	71,465,286
TOTAL UTILITIES		96,090,220

TOTAL INDIA		1,208,469,486
INDONESIA - 1.3%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Telkom Indonesia Persero Tbk PT	210,959,700	40,806,917
Consumer Staples - 0.1%
Food Products - 0.1%
Indofood Sukses Makmur Tbk PT	19,477,700	8,667,166
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
United Tractors Tbk PT	6,619,700	10,707,753
Financials - 0.3%
Banks - 0.3%
Bank Mandiri Persero Tbk PT	93,914,500	26,607,262
Industrials - 0.4%
Industrial Conglomerates - 0.4%
Astra International Tbk PT	89,804,600	33,210,962
TOTAL INDONESIA		120,000,060
KOREA (SOUTH) - 13.9%
Consumer Discretionary - 3.4%
Automobile Components - 0.7%
Hankook Tire & Technology Co Ltd	307,767	9,980,690
Hyundai Mobis Co Ltd	272,303	60,204,405
		70,185,095
Automobiles - 2.4%
Hyundai Motor Co	613,202	124,420,036
Kia Corp	1,111,517	93,244,678
		217,664,714
Household Durables - 0.3%
LG Electronics Inc	479,186	29,369,529
TOTAL CONSUMER DISCRETIONARY		317,219,338

Financials - 2.3%
Banks - 2.1%
Hana Financial Group Inc	1,274,371	76,234,360
Shinhan Financial Group Co Ltd	1,430,293	73,231,659
Woori Financial Group Inc	2,932,175	52,108,955
		201,574,974
Insurance - 0.2%
DB Insurance Co Ltd	194,749	17,277,593
TOTAL FINANCIALS		218,852,567

Industrials - 1.1%
Construction & Engineering - 0.1%
Samsung E&A Co Ltd	695,658	12,630,540
Industrial Conglomerates - 1.0%
LG Corp	411,619	23,125,957
SK Square Co Ltd (d)	388,100	70,600,171
		93,726,128
TOTAL INDUSTRIALS		106,356,668

Information Technology - 6.7%
Semiconductors & Semiconductor Equipment - 3.6%
SK Hynix Inc	880,886	344,524,631
Technology Hardware, Storage & Peripherals - 3.1%
Samsung Electronics Co Ltd	3,876,204	291,543,827
TOTAL INFORMATION TECHNOLOGY		636,068,458

Utilities - 0.4%
Electric Utilities - 0.4%
Korea Electric Power Corp	1,139,253	33,994,845
TOTAL KOREA (SOUTH)		1,312,491,876
KUWAIT - 0.7%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Mobile Telecommunications Co KSCP	10,942,528	18,942,078
Financials - 0.5%
Banks - 0.5%
National Bank of Kuwait SAKP	14,969,726	51,241,116
TOTAL KUWAIT		70,183,194
MALAYSIA - 1.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telekom Malaysia Bhd	8,967,800	15,631,552
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Genting Bhd	9,632,086	7,773,747
Consumer Staples - 0.3%
Food Products - 0.3%
PPB Group Bhd	3,155,702	8,394,107
SD Guthrie Bhd	16,568,390	20,888,515
		29,282,622
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	10,193,794	13,874,075
RHB Bank Bhd	8,510,205	13,756,945
		27,631,020
Industrials - 0.1%
Marine Transportation - 0.1%
MISC Bhd	5,941,200	11,051,086
Utilities - 0.6%
Electric Utilities - 0.4%
Tenaga Nasional Bhd	12,672,141	40,182,911
Multi-Utilities - 0.2%
YTL Corp Bhd	22,673,500	14,076,194
YTL Corp Bhd warrants 6/2/2028 (d)	4,458,780	1,252,954
		15,329,148
TOTAL UTILITIES		55,512,059

TOTAL MALAYSIA		146,882,086
MEXICO - 1.8%
Consumer Staples - 1.0%
Beverages - 1.0%
Coca-Cola Femsa SAB de CV unit	2,330,100	20,047,000
Fomento Economico Mexicano SAB de CV unit	7,437,800	70,164,374
		90,211,374
Materials - 0.7%
Construction Materials - 0.7%
Cemex SAB de CV unit	62,529,592	63,544,349
Real Estate - 0.1%
Industrial REITs - 0.1%
Prologis Property Mexico SA de CV (e)	4,487,800	17,921,247
TOTAL MEXICO		171,676,970
PERU - 0.3%
Financials - 0.3%
Banks - 0.3%
Credicorp Ltd	107,218	27,983,898
PHILIPPINES - 0.4%
Financials - 0.1%
Banks - 0.1%
Metropolitan Bank & Trust Co	7,981,280	9,380,225
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Ayala Corp	1,106,659	8,821,680
SM Investments Corp	1,791,710	22,247,789
		31,069,469
TOTAL PHILIPPINES		40,449,694
POLAND - 1.1%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
ORLEN SA	2,575,314	69,776,853
Financials - 0.4%
Banks - 0.4%
Bank Polska Kasa Opieki SA	718,885	36,878,625
TOTAL POLAND		106,655,478
QATAR - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Ooredoo QPSC	3,410,705	12,692,956
Financials - 0.2%
Banks - 0.2%
Commercial Bank of Qatar	14,185,254	16,129,347
Industrials - 0.3%
Industrial Conglomerates - 0.2%
Industries Qatar QSC	4,653,609	16,232,034
Marine Transportation - 0.1%
Qatar Navigation QSC	4,183,780	12,754,726
TOTAL INDUSTRIALS		28,986,760

TOTAL QATAR		57,809,063
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (c)(d)(f)	217,763	2
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Magnit PJSC (d)(f)	135,409	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (d)(f)	9,889,350	1
Surgutneftegas PAO (d)(f)	29,672,400	4
		5
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (d)(f)	440,500	0
VTB Bank PJSC (d)(f)	1,815,144	0
		0
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (d)(f)	63,735,100	8
TOTAL RUSSIA		15
SAUDI ARABIA - 2.9%
Communication Services - 1.4%
Diversified Telecommunication Services - 1.1%
Saudi Telecom Co	8,429,527	101,550,817
Wireless Telecommunication Services - 0.3%
Etihad Etisalat Co	1,673,925	30,239,826
TOTAL COMMUNICATION SERVICES		131,790,643

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	3	93
Food Products - 0.3%
Almarai Co JSC	1,819,004	24,047,734
TOTAL CONSUMER STAPLES		24,047,827

Financials - 0.9%
Banks - 0.9%
Banque Saudi Fransi	5,434,830	25,838,738
Riyad Bank	6,521,797	47,266,204
Saudi Awwal Bank	1,640,935	14,159,042
		87,263,984
Materials - 0.3%
Chemicals - 0.3%
SABIC Agri-Nutrients Co	896,468	29,306,183
TOTAL SAUDI ARABIA		272,408,637
SOUTH AFRICA - 3.0%
Communication Services - 0.9%
Wireless Telecommunication Services - 0.9%
MTN Group Ltd	8,359,733	83,382,762
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Foschini Group Ltd	1,468,630	7,801,634
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Shoprite Holdings Ltd	1,594,683	26,678,460
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Exxaro Resources Ltd	1,069,314	10,907,465
Financials - 0.7%
Banks - 0.7%
Absa Group Ltd	3,690,227	41,258,175
Nedbank Group Ltd	2,013,590	27,427,796
		68,685,971
Health Care - 0.1%
Pharmaceuticals - 0.1%
Aspen Pharmacare Holdings Ltd (e)	1,722,460	9,748,105
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Bidvest Group Ltd	1,509,657	19,590,058
Materials - 0.6%
Chemicals - 0.2%
Sasol Ltd (d)	2,592,527	16,220,351
Metals & Mining - 0.4%
Harmony Gold Mining Co Ltd	2,478,262	41,234,755
TOTAL MATERIALS		57,455,106

TOTAL SOUTH AFRICA		284,249,561
TAIWAN - 21.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pou Chen Corp	11,113,000	10,579,339
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.2%
President Chain Store Corp	2,490,800	19,301,313
Food Products - 0.6%
Uni-President Enterprises Corp	21,175,000	54,144,925
TOTAL CONSUMER STAPLES		73,446,238

Financials - 0.4%
Insurance - 0.4%
KGI Financial Holding Co Ltd	75,315,600	38,908,247
Industrials - 1.0%
Industrial Conglomerates - 0.2%
Far Eastern New Century Corp	16,861,900	14,518,174
Marine Transportation - 0.6%
Evergreen Marine Corp Taiwan Ltd	4,802,300	30,191,860
Wan Hai Lines Ltd	6,125,000	16,338,375
Yang Ming Marine Transport Corp	7,746,000	14,471,213
		61,001,448
Passenger Airlines - 0.2%
China Airlines Ltd	12,888,000	8,374,813
Eva Airways Corp	11,980,000	14,090,454
		22,465,267
TOTAL INDUSTRIALS		97,984,889

Information Technology - 18.8%
Electronic Equipment, Instruments & Components - 3.8%
AUO Corp	31,638,100	12,489,535
Foxconn Technology Co Ltd	4,644,000	10,788,420
Hon Hai Precision Industry Co Ltd	23,355,000	195,396,469
Innolux Corp	35,444,336	15,316,449
Largan Precision Co Ltd	450,000	32,385,145
WT Microelectronics Co Ltd	2,874,100	13,353,574
Yageo Corp	8,460,672	68,448,480
Zhen Ding Technology Holding Ltd	2,843,400	15,058,620
		363,236,692
Semiconductors & Semiconductor Equipment - 13.6%
ASE Technology Holding Co Ltd	15,292,000	122,200,555
Novatek Microelectronics Corp	2,682,000	34,246,085
Powertech Technology Inc	3,166,000	17,795,763
Radiant Opto-Electronics Corp	2,063,500	8,849,893
Taiwan Semiconductor Manufacturing Co Ltd	20,961,000	1,012,448,786
United Microelectronics Corp	51,808,000	78,147,802
		1,273,688,884
Technology Hardware, Storage & Peripherals - 1.4%
Asustek Computer Inc	3,098,000	70,157,450
Catcher Technology Co Ltd	2,880,000	18,574,306
Compal Electronics Inc	18,379,000	19,735,719
Pegatron Corp	9,098,000	21,933,576
		130,401,051
TOTAL INFORMATION TECHNOLOGY		1,767,326,627

Materials - 0.1%
Construction Materials - 0.1%
Asia Cement Corp	11,328,400	13,360,872
TOTAL TAIWAN		2,001,606,212
THAILAND - 1.3%
Consumer Staples - 0.2%
Beverages - 0.1%
Thai Beverage PCL (e)	37,909,100	13,980,000
Food Products - 0.1%
Charoen Pokphand Foods PCL depository receipt	14,628,200	9,523,450
TOTAL CONSUMER STAPLES		23,503,450

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
PTT Exploration & Production PCL depository receipt	6,340,600	20,933,175
PTT PCL depository receipt	33,342,600	31,634,833
		52,568,008
Financials - 0.4%
Banks - 0.4%
Bangkok Bank PCL	400	1,956
Bangkok Bank PCL depository receipt	2,540,200	12,422,762
Kasikornbank PCL	7,700	44,309
Kasikornbank PCL depository receipt	5,142,900	29,594,287
		42,063,314
TOTAL THAILAND		118,134,772
TURKEY - 0.7%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Turkcell Iletisim Hizmetleri AS	5,270,665	12,495,489
Financials - 0.1%
Banks - 0.1%
Turkiye Garanti Bankasi AS	2,608,718	8,349,585
Industrials - 0.5%
Industrial Conglomerates - 0.3%
KOC Holding AS	5,413,944	22,091,425
Passenger Airlines - 0.2%
Turk Hava Yollari AO	3,122,475	21,643,636
TOTAL INDUSTRIALS		43,735,061

TOTAL TURKEY		64,580,135
UNITED ARAB EMIRATES - 1.6%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Emirates Telecommunications Group Co PJSC	8,543,819	45,127,238
Financials - 0.9%
Banks - 0.9%
Emirates NBD Bank PJSC	10,929,421	83,615,821
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Emaar Properties PJSC	6,804,266	26,305,988
TOTAL UNITED ARAB EMIRATES		155,049,047
TOTAL COMMON STOCKS (Cost $7,188,693,732)		9,351,367,620

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Grupo Cibest SA	1,178,836	17,217,678
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Transneft PJSC (d)(f)	279,200	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $15,575,782)		17,217,678

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (h) (Cost $2,309,827)	4.15	2,313,000	2,310,518

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.18	157,758,297	157,789,849
Fidelity Securities Lending Cash Central Fund (i)(j)	4.18	38,031,204	38,035,007
TOTAL MONEY MARKET FUNDS (Cost $195,824,856)			195,824,856

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $7,402,404,197)	9,566,720,672
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(116,435,453)
NET ASSETS - 100.0%	9,450,285,219

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	1,157	12/19/2025	81,429,660	2,611,023	2,611,023

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $175,628,841 or 1.9% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $175,628,843 or 1.9% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,310,518.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	84,692,450	1,482,603,422	1,409,506,517	3,829,681	494	-	157,789,849	157,758,297	0.3%
Fidelity Securities Lending Cash Central Fund	20,000,427	558,153,785	540,119,205	361,077	-	-	38,035,007	38,031,204	0.1%
Total	104,692,877	2,040,757,207	1,949,625,722	4,190,758	494	-	195,824,856

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	897,418,556	369,548,955	527,869,599	2
Consumer Discretionary	1,186,327,994	826,834,634	359,493,360	-
Consumer Staples	381,663,610	381,663,610	-	-
Energy	366,042,554	366,042,549	-	5
Financials	2,015,879,799	1,744,404,278	271,475,521	-
Health Care	283,189,669	246,825,159	36,364,510	-
Industrials	686,112,109	660,960,584	-	25,151,525
Information Technology	2,646,502,522	1,307,751,412	1,338,751,110	-
Materials	542,864,420	485,409,314	57,455,106	-
Real Estate	115,128,376	115,128,376	-	-
Utilities	230,238,011	194,990,204	35,247,799	8

Non-Convertible Preferred Stocks
Energy	-	-	-	-
Financials	17,217,678	17,217,678	-	-

U.S. Treasury Obligations	2,310,518	-	2,310,518	-

Money Market Funds	195,824,856	195,824,856	-	-
Total Investments in Securities:	9,566,720,672	6,912,601,609	2,628,967,523	25,151,540
Derivative Instruments:

Assets
Futures Contracts	2,611,023	2,611,023	-	-
Total Assets	2,611,023	2,611,023	-	-
Total Derivative Instruments:	2,611,023	2,611,023	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,611,023	-
Total Equity Risk	2,611,023	-
Total Value of Derivatives	2,611,023	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $39,665,331) - See accompanying schedule:
Unaffiliated issuers (cost $7,206,579,341)	$9,370,895,816
Fidelity Central Funds (cost $195,824,856)	195,824,856

Total Investment in Securities (cost $7,402,404,197)		$9,566,720,672
Segregated cash with brokers for derivative instruments		165,198
Foreign currency held at value (cost $66,758,960)		66,738,462
Receivable for fund shares sold		8,328
Dividends receivable		9,617,266
Distributions receivable from Fidelity Central Funds		324,071
Prepaid expenses		7,769
Other receivables		1,032,034
Total assets		9,644,613,800
Liabilities
Payable for investments purchased	$123,155,553
Payable for fund shares redeemed	477,519
Accrued management fee	1,117,843
Payable for daily variation margin on futures contracts	192,685
Deferred taxes	30,628,507
Other payables and accrued expenses	721,467
Collateral on securities loaned	38,035,007
Total liabilities		194,328,581
Net Assets		$9,450,285,219
Net Assets consist of:
Paid in capital		$7,216,160,828
Total accumulated earnings (loss)		2,234,124,391
Net Assets		$9,450,285,219
Net Asset Value, offering price and redemption price per share ($9,450,285,219 ÷ 548,159,179 shares)		$17.24
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$323,073,277
Interest		243,999
Income from Fidelity Central Funds (including $361,077 from security lending)		4,190,758
Income before foreign taxes withheld		$327,508,034
Less foreign taxes withheld		(37,166,665)
Total income		290,341,369
Expenses
Management fee	$10,970,918
Custodian fees and expenses	3,149,314
Independent trustees' fees and expenses	16,983
Registration fees	177,415
Audit fees	93,088
Legal	6,219
Interest	8,289
Miscellaneous	22,354
Total expenses		14,444,580
Net Investment income (loss)		275,896,789
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $9,025,593)	173,312,485
Fidelity Central Funds	494
Foreign currency transactions	(2,758,788)
Futures contracts	31,846,191
Total net realized gain (loss)		202,400,382
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $8,058,393)	1,584,850,853
Assets and liabilities in foreign currencies	589,182
Futures contracts	1,695,607
Total change in net unrealized appreciation (depreciation)		1,587,135,642
Net gain (loss)		1,789,536,024
Net increase (decrease) in net assets resulting from operations		$2,065,432,813
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$275,896,789	$169,380,710
Net realized gain (loss)	202,400,382	(2,898,924)
Change in net unrealized appreciation (depreciation)	1,587,135,642	784,775,970
Net increase (decrease) in net assets resulting from operations	2,065,432,813	951,257,756
Distributions to shareholders	(217,948,527)	(143,891,024)

Share transactions
Proceeds from sales of shares	1,516,973,887	2,311,181,579
Reinvestment of distributions	207,605,039	132,127,272
Cost of shares redeemed	(76,002,572)	(54,895,631)

Net increase (decrease) in net assets resulting from share transactions	1,648,576,354	2,388,413,220
Total increase (decrease) in net assets	3,496,060,640	3,195,779,952

Net Assets
Beginning of period	5,954,224,579	2,758,444,627
End of period	$9,450,285,219	$5,954,224,579

Other Information
Shares
Sold	108,456,138	177,735,672
Issued in reinvestment of distributions	15,532,872	11,600,287
Redeemed	(5,642,736)	(4,341,633)
Net increase (decrease)	118,346,274	184,994,326

Financial Highlights
Fidelity® SAI Emerging Markets Value Index Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.85	$11.27	$10.20	$14.32	$11.78
Income from Investment Operations
Net investment income (loss) A,B	.54	.50	.53	.61	.51
Net realized and unrealized gain (loss)	3.34	2.65	1.07	(4.04)	2.22
Total from investment operations	3.88	3.15	1.60	(3.43)	2.73
Distributions from net investment income	(.49)	(.57)	(.53)	(.37)	(.17)
Distributions from net realized gain	-	-	-	(.32)	(.02)
Total distributions	(.49)	(.57)	(.53)	(.69)	(.19)
Net asset value, end of period	$17.24	$13.85	$11.27	$10.20	$14.32
Total Return C	29.02%	29.09%	15.81%	(25.19)%	23.32%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.20%	.21%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.20%	.21%	.22%	.22%	.22%
Expenses net of all reductions, if any	.20%	.21%	.22%	.22%	.22%
Net investment income (loss)	3.76%	3.81%	4.63%	4.95%	3.53%
Supplemental Data
Net assets, end of period (000 omitted)	$9,450,285	$5,954,225	$2,758,445	$2,432,905	$1,970,050
Portfolio turnover rate F	31%	30%	35%	30%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity SAI Emerging Markets Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,359,116,957
Gross unrealized depreciation	(360,427,102)
Net unrealized appreciation (depreciation)	$1,998,689,855
Tax Cost	$7,568,030,817

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$321,543,025
Capital loss carryforward	$(55,613,032)
Net unrealized appreciation (depreciation) on securities and other investments	$1,998,822,905

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(55,613,032)
Long-term	-
Total capital loss carryforward	$(55,613,032)

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$217,948,527	$143,891,024

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Value Index Fund	3,929,943,448	2,212,714,661
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Emerging Markets Value Index Fund	Borrower	16,685,500	4.47%	8,289

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Emerging Markets Value Index Fund	9,584
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Emerging Markets Value Index Fund	38,263	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity SAI Emerging Markets Value Index Fund	3,978,353
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Emerging Markets Fund	Strategic Advisers Fidelity Emerging Markets Fund
Fidelity SAI Emerging Markets Value Index Fund	21%	75%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Emerging Markets Value Index Fund	96%

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Emerging Markets Value Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Emerging Markets Value Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 15, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $5,101,947 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 33.95% and 23.17% of the dividends distributed on December 16, 2024, and December 30, 2024, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.5426 and $0.0778 for the dividend paid December 16, 2024.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Emerging Markets Value Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024.
The Board noted that the fund's total peer group contains emerging markets funds in addition to developed markets funds that may not be directly comparable. The Board also noted that, although total expenses ranked above median, Fidelity believes the fees charged are reasonable for the overall value of services shareholders receive.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.25% through February 28, 2026.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode other than the fund, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9900583.105
EMV-ANN-1225
Fidelity® SAI International Quality Index Fund

Annual Report
October 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI International Quality Index Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
AUSTRALIA - 7.1%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.3%
Telstra Group Ltd	1,446,071	4,617,282
Interactive Media & Services - 0.3%
REA Group Ltd	18,621	2,596,229
SEEK Ltd	128,955	2,286,569
		4,882,798
TOTAL COMMUNICATION SERVICES		9,500,080

Consumer Discretionary - 1.6%
Broadline Retail - 1.5%
Wesfarmers Ltd	410,194	22,544,755
Specialty Retail - 0.1%
JB Hi-Fi Ltd	39,513	2,707,363
TOTAL CONSUMER DISCRETIONARY		25,252,118

Financials - 0.4%
Capital Markets - 0.2%
ASX Ltd	70,220	2,593,592
Insurance - 0.2%
Medibank Pvt Ltd	995,296	3,177,964
TOTAL FINANCIALS		5,771,556

Health Care - 0.5%
Health Care Equipment & Supplies - 0.3%
Cochlear Ltd	23,634	4,440,564
Health Care Technology - 0.2%
Pro Medicus Ltd	19,631	3,385,955
TOTAL HEALTH CARE		7,826,519

Industrials - 0.2%
Professional Services - 0.2%
Computershare Ltd	200,158	4,789,331
Information Technology - 0.4%
Software - 0.4%
Technology One Ltd	108,846	2,627,942
WiseTech Global Ltd	67,722	3,062,742
		5,690,684
Materials - 3.4%
Metals & Mining - 3.4%
BHP Group Ltd	1,449,920	41,334,644
Fortescue Ltd	568,876	7,924,469
Perseus Mining Ltd	493,461	1,572,384
Ramelius Resources Ltd	649,677	1,411,278
		52,242,775
TOTAL AUSTRALIA		111,073,063
AUSTRIA - 0.3%
Industrials - 0.1%
Machinery - 0.1%
ANDRITZ AG	25,934	1,960,969
Utilities - 0.2%
Electric Utilities - 0.2%
Verbund AG Class A	30,146	2,326,365
TOTAL AUSTRIA		4,287,334
BELGIUM - 0.4%
Consumer Discretionary - 0.1%
Distributors - 0.1%
D'ieteren Group	7,761	1,417,896
Financials - 0.3%
Insurance - 0.3%
Ageas SA/NV	65,425	4,328,656
TOTAL BELGIUM		5,746,552
CHINA - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Chow Tai Fook Jewellery Group Ltd	794,000	1,555,190
DENMARK - 3.3%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Pandora A/S	28,551	3,823,281
Financials - 0.1%
Banks - 0.1%
Ringkjoebing Landbobank A/S	9,217	2,081,274
Health Care - 2.9%
Biotechnology - 0.4%
Genmab A/S (b)	23,173	6,609,586
Health Care Equipment & Supplies - 0.1%
Demant A/S (b)	33,559	1,115,707
Pharmaceuticals - 2.4%
Novo Nordisk A/S Series B	754,389	37,139,865
TOTAL HEALTH CARE		44,865,158

Industrials - 0.1%
Building Products - 0.1%
ROCKWOOL A/S Series B	32,794	1,123,174
TOTAL DENMARK		51,892,887
FINLAND - 1.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Elisa Oyj A Shares	54,427	2,398,997
Health Care - 0.2%
Pharmaceuticals - 0.2%
Orion Oyj B Shares	39,278	2,741,328
Industrials - 1.0%
Machinery - 1.0%
Kone Oyj B Shares	144,126	9,622,066
Wartsila OYJ Abp	175,356	5,734,261
		15,356,327
TOTAL FINLAND		20,496,652
FRANCE - 8.0%
Consumer Discretionary - 5.2%
Textiles, Apparel & Luxury Goods - 5.2%
Hermes International SCA	12,209	30,242,241
LVMH Moet Hennessy Louis Vuitton SE	69,390	49,046,461
		79,288,702
Consumer Staples - 2.1%
Personal Care Products - 2.1%
L'Oreal SA	79,483	33,169,163
Energy - 0.3%
Energy Equipment & Services - 0.1%
Technip Energies NV	50,340	2,043,619
Oil, Gas & Consumable Fuels - 0.2%
Gaztransport Et Technigaz SA	11,920	2,357,713
TOTAL ENERGY		4,401,332

Information Technology - 0.4%
Software - 0.4%
Dassault Systemes SE	237,372	6,755,073
TOTAL FRANCE		123,614,270
GERMANY - 4.7%
Communication Services - 0.3%
Entertainment - 0.1%
CTS Eventim AG & Co KGaA	21,164	1,893,028
Interactive Media & Services - 0.2%
Scout24 SE (c)(d)	27,105	3,130,506
TOTAL COMMUNICATION SERVICES		5,023,534

Consumer Staples - 0.2%
Personal Care Products - 0.2%
Beiersdorf AG	34,955	3,705,720
Financials - 4.1%
Capital Markets - 1.1%
Deutsche Boerse AG	68,052	17,233,500
Insurance - 3.0%
Allianz SE	99,720	40,071,671
Hannover Rueck SE	21,792	6,214,329
		46,286,000
TOTAL FINANCIALS		63,519,500

Industrials - 0.1%
Machinery - 0.1%
Rational AG	1,849	1,354,409
TOTAL GERMANY		73,603,163
HONG KONG - 1.8%
Financials - 1.5%
Capital Markets - 1.5%
Hong Kong Exchanges & Clearing Ltd	430,700	23,478,971
Utilities - 0.3%
Electric Utilities - 0.3%
CK Infrastructure Holdings Ltd	218,500	1,421,415
Power Assets Holdings Ltd	493,000	3,131,629
		4,553,044
TOTAL HONG KONG		28,032,015
ISRAEL - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Bezeq The Israeli Telecommunication Corp Ltd	851,262	1,742,782
Financials - 0.3%
Banks - 0.3%
First International Bank of Israel Ltd	18,855	1,359,826
Mizrahi Tefahot Bank Ltd	55,296	3,601,041
		4,960,867
Information Technology - 0.2%
Software - 0.2%
Nice Ltd (b)	22,859	3,097,956
TOTAL ISRAEL		9,801,605
ITALY - 2.4%
Consumer Discretionary - 1.6%
Automobiles - 1.2%
Ferrari NV (Italy)	44,153	17,634,409
Textiles, Apparel & Luxury Goods - 0.4%
Moncler SpA	82,431	4,940,733
Prada Spa	184,900	1,093,141
		6,033,874
TOTAL CONSUMER DISCRETIONARY		23,668,283

Financials - 0.6%
Banks - 0.3%
FinecoBank Banca Fineco SpA	221,023	5,046,838
Capital Markets - 0.2%
Azimut Holding SpA	38,829	1,517,237
Banca Generali SpA	20,693	1,168,737
		2,685,974
Financial Services - 0.1%
Banca Mediolanum SpA	91,588	1,837,955
TOTAL FINANCIALS		9,570,767

Information Technology - 0.1%
IT Services - 0.1%
Reply SpA	8,112	1,136,996
Utilities - 0.1%
Gas Utilities - 0.1%
Italgas SpA	220,026	2,305,342
TOTAL ITALY		36,681,388
JAPAN - 22.0%
Communication Services - 0.4%
Entertainment - 0.4%
Capcom Co Ltd	121,400	3,170,133
Nexon Co Ltd	145,700	2,978,100
		6,148,233
Consumer Discretionary - 2.9%
Automobile Components - 0.1%
Niterra Co Ltd	58,300	2,399,186
Leisure Products - 0.6%
Bandai Namco Holdings Inc	234,900	7,319,381
Sankyo Co Ltd	74,200	1,288,666
		8,608,047
Specialty Retail - 2.2%
Fast Retailing Co Ltd	74,700	27,423,864
Sanrio Co Ltd	73,800	3,427,335
USS Co Ltd	156,000	1,722,873
ZOZO Inc	141,800	1,226,983
		33,801,055
TOTAL CONSUMER DISCRETIONARY		44,808,288

Financials - 2.6%
Capital Markets - 0.3%
Japan Exchange Group Inc	377,500	4,209,564
Insurance - 2.3%
Ms&Ad Insurance Group Holdings Inc	476,600	9,824,853
Tokio Marine Holdings Inc	698,900	26,064,216
		35,889,069
TOTAL FINANCIALS		40,098,633

Health Care - 3.1%
Health Care Equipment & Supplies - 2.1%
Asahi Intecc Co Ltd	85,400	1,356,004
Hoya Corp	124,000	20,183,895
Sysmex Corp	172,900	1,927,414
Terumo Corp	535,100	8,637,008
		32,104,321
Pharmaceuticals - 1.0%
Chugai Pharmaceutical Co Ltd	230,600	10,554,041
Shionogi & Co Ltd	292,600	4,898,501
		15,452,542
TOTAL HEALTH CARE		47,556,863

Industrials - 3.0%
Ground Transportation - 0.2%
Seibu Holdings Inc	90,000	3,165,856
Machinery - 0.7%
FANUC Corp	338,200	11,286,223
Professional Services - 2.0%
BayCurrent Inc	48,300	2,214,259
Recruit Holdings Co Ltd	565,200	28,027,123
TechnoPro Holdings Inc	37,800	1,186,907
		31,428,289
Trading Companies & Distributors - 0.1%
MonotaRO Co Ltd	88,800	1,238,946
TOTAL INDUSTRIALS		47,119,314

Information Technology - 9.4%
Electronic Equipment, Instruments & Components - 2.1%
Azbil Corp	174,300	1,721,963
Hirose Electric Co Ltd	11,100	1,490,948
Keyence Corp	72,100	26,840,420
Yokogawa Electric Corp	83,500	2,504,837
		32,558,168
IT Services - 0.7%
BIPROGY Inc	28,400	1,149,194
Nomura Research Institute Ltd	159,600	6,162,649
Obic Co Ltd	118,800	3,690,193
		11,002,036
Semiconductors & Semiconductor Equipment - 6.4%
Advantest Corp	276,900	41,464,620
Disco Corp	34,100	11,324,036
Lasertec Corp	29,300	5,948,849
Socionext Inc	65,000	1,472,422
Tokyo Electron Ltd	168,200	37,083,111
		97,293,038
Software - 0.2%
Oracle Corp Japan	12,100	1,117,273
Trend Micro Inc/Japan	45,300	2,317,176
		3,434,449
TOTAL INFORMATION TECHNOLOGY		144,287,691

Materials - 0.5%
Chemicals - 0.5%
Nissan Chemical Corp	49,400	1,672,310
Nitto Denko Corp	255,400	6,387,072
		8,059,382
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Daito Trust Construction Co Ltd	110,800	2,071,525
TOTAL JAPAN		340,149,929
NETHERLANDS - 8.3%
Communication Services - 0.5%
Entertainment - 0.5%
Universal Music Group NV	284,330	7,626,294
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Koninklijke Vopak NV	22,141	1,002,458
Financials - 1.4%
Financial Services - 1.4%
Adyen NV (b)(c)(d)	11,379	19,497,740
EXOR NV	31,945	2,768,969
		22,266,709
Industrials - 0.7%
Professional Services - 0.7%
Wolters Kluwer NV	86,218	10,559,038
Information Technology - 5.6%
Semiconductors & Semiconductor Equipment - 5.6%
ASM International NV	16,758	10,855,653
ASML Holding NV	67,730	71,675,135
BE Semiconductor Industries NV	27,860	4,739,854
		87,270,642
TOTAL NETHERLANDS		128,725,141
NEW ZEALAND - 0.3%
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Fisher & Paykel Healthcare Corp Ltd	211,873	4,498,164
NORWAY - 0.4%
Financials - 0.1%
Insurance - 0.1%
Gjensidige Forsikring ASA	68,666	1,847,950
Industrials - 0.3%
Aerospace & Defense - 0.3%
Kongsberg Gruppen ASA	158,945	4,064,931
TOTAL NORWAY		5,912,881
SINGAPORE - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Singapore Exchange Ltd	294,300	3,827,980
SPAIN - 2.8%
Consumer Discretionary - 2.2%
Hotels, Restaurants & Leisure - 0.8%
Amadeus IT Group SA Class A	162,810	12,445,807
Specialty Retail - 1.4%
Industria de Diseno Textil SA (e)	405,489	22,387,832
TOTAL CONSUMER DISCRETIONARY		34,833,639

Industrials - 0.5%
Transportation Infrastructure - 0.5%
Aena SME SA (c)(d)	265,629	7,210,475
Information Technology - 0.1%
IT Services - 0.1%
Indra Sistemas SA	34,475	1,905,815
TOTAL SPAIN		43,949,929
SWEDEN - 3.0%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Tele2 AB B Shares	205,265	3,250,664
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Evolution AB (c)	68,135	4,555,601
Financials - 0.2%
Capital Markets - 0.2%
Avanza Bank Holding AB	43,187	1,670,156
Nordnet AB	56,545	1,636,786
		3,306,942
Health Care - 0.3%
Biotechnology - 0.2%
Swedish Orphan Biovitrum AB B Shares (b)	83,628	2,880,249
Health Care Technology - 0.1%
Sectra AB B Shares	48,678	1,546,382
TOTAL HEALTH CARE		4,426,631

Industrials - 1.9%
Industrial Conglomerates - 0.2%
Lifco AB B Shares	76,587	2,968,273
Machinery - 1.5%
Atlas Copco AB A Shares	1,427,140	23,913,251
Trading Companies & Distributors - 0.2%
AddTech AB B Shares	93,939	3,183,954
TOTAL INDUSTRIALS		30,065,478

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Mycronic AB	54,496	1,285,785
TOTAL SWEDEN		46,891,101
SWITZERLAND - 12.3%
Consumer Discretionary - 2.5%
Textiles, Apparel & Luxury Goods - 2.5%
Cie Financiere Richemont SA Series A	194,282	38,430,089
Financials - 3.1%
Capital Markets - 0.8%
Partners Group Holding AG	7,912	9,658,588
Swissquote Group Holding SA	3,878	2,457,633
		12,116,221
Insurance - 2.3%
Zurich Insurance Group AG	51,781	36,012,206
TOTAL FINANCIALS		48,128,427

Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
Sonova Holding AG	17,886	4,858,502
Straumann Holding AG	31,745	3,990,402
		8,848,904
Industrials - 4.8%
Building Products - 0.8%
Belimo Holding AG	3,556	3,826,649
Geberit AG	11,646	8,494,815
		12,321,464
Electrical Equipment - 2.8%
ABB Ltd	549,104	40,824,536
Accelleron Industries AG	34,152	2,792,422
		43,616,958
Machinery - 0.8%
Schindler Holding AG	21,713	7,716,581
VAT Group AG (c)(d)	9,758	4,247,564
		11,964,145
Professional Services - 0.4%
SGS SA	55,610	6,262,042
TOTAL INDUSTRIALS		74,164,609

Information Technology - 0.5%
Software - 0.1%
Temenos AG	22,548	2,125,214
Technology Hardware, Storage & Peripherals - 0.4%
Logitech International SA	56,188	6,750,240
TOTAL INFORMATION TECHNOLOGY		8,875,454

Materials - 0.9%
Chemicals - 0.9%
EMS-Chemie Holding AG	2,451	1,676,639
Givaudan SA	2,870	11,761,740
		13,438,379
TOTAL SWITZERLAND		191,885,862
UNITED KINGDOM - 10.4%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Auto Trader Group PLC (c)(d)	317,066	3,252,809
Rightmove PLC	281,000	2,465,920
		5,718,729
Consumer Discretionary - 1.1%
Broadline Retail - 0.5%
Next PLC	41,293	7,757,266
Hotels, Restaurants & Leisure - 0.4%
InterContinental Hotels Group PLC	56,221	6,781,786
Leisure Products - 0.2%
Games Workshop Group PLC	11,916	2,493,690
TOTAL CONSUMER DISCRETIONARY		17,032,742

Consumer Staples - 4.4%
Beverages - 1.2%
Diageo PLC	804,216	18,498,380
Personal Care Products - 2.5%
Unilever PLC	639,629	38,380,539
Tobacco - 0.7%
Imperial Brands PLC	275,374	10,941,802
TOTAL CONSUMER STAPLES		67,820,721

Financials - 2.1%
Capital Markets - 1.5%
3i Group PLC	351,787	20,358,132
IG Group Holdings PLC	126,219	1,847,167
		22,205,299
Financial Services - 0.2%
Wise PLC Class A (b)	240,783	3,057,200
Insurance - 0.4%
Admiral Group PLC	97,415	4,192,431
Beazley PLC	227,644	2,782,715
		6,975,146
TOTAL FINANCIALS		32,237,645

Industrials - 2.2%
Machinery - 0.3%
IMI PLC	91,212	2,861,426
Rotork PLC	305,051	1,371,351
		4,232,777
Professional Services - 1.9%
RELX PLC	666,157	29,441,739
TOTAL INDUSTRIALS		33,674,516

Information Technology - 0.2%
Software - 0.2%
Sage Group PLC/The	353,928	5,344,660
TOTAL UNITED KINGDOM		161,829,013
UNITED STATES - 8.6%
Consumer Staples - 0.8%
Food Products - 0.8%
Nestle SA	124,422	11,888,331
Health Care - 6.8%
Pharmaceuticals - 6.8%
Haleon PLC	3,255,973	15,141,030
Novartis AG	367,058	45,427,711
Roche Holding AG	139,548	45,202,448
		105,771,189
Industrials - 1.0%
Professional Services - 1.0%
Experian PLC	331,825	15,478,043
TOTAL UNITED STATES		133,137,563
TOTAL COMMON STOCKS (Cost $1,369,325,009)		1,527,591,682

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (g) (Cost $675,072)	4.15	676,000	675,275

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.18	16,551,355	16,554,665
Fidelity Securities Lending Cash Central Fund (h)(i)	4.18	21,804,070	21,806,250
TOTAL MONEY MARKET FUNDS (Cost $38,360,915)			38,360,915

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $1,408,360,996)	1,566,627,872
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(12,312,391)
NET ASSETS - 100.0%	1,554,315,481

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	190	12/19/2025	26,667,450	89,116	89,116

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,894,695 or 2.7% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $37,339,094 or 2.4% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $675,275.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	22,897,635	440,018,616	446,361,582	828,818	(4)	-	16,554,665	16,551,355	0.0%
Fidelity Securities Lending Cash Central Fund	31,030,242	90,194,964	99,418,956	49,265	-	-	21,806,250	21,804,070	0.1%
Total	53,927,877	530,213,580	545,780,538	878,083	(4)	-	38,360,915

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	41,409,313	27,360,077	14,049,236	-
Consumer Discretionary	274,665,829	152,983,629	121,682,200	-
Consumer Staples	116,583,935	-	116,583,935	-
Energy	5,403,790	5,403,790	-	-
Financials	265,425,877	92,153,995	173,271,882	-
Health Care	226,534,756	51,905,251	174,629,505	-
Industrials	246,920,614	96,710,753	150,209,861	-
Information Technology	265,650,756	156,912,418	108,738,338	-
Materials	73,740,536	32,405,892	41,334,644	-
Real Estate	2,071,525	-	2,071,525	-
Utilities	9,184,751	9,184,751	-	-

U.S. Treasury Obligations	675,275	-	675,275	-

Money Market Funds	38,360,915	38,360,915	-	-
Total Investments in Securities:	1,566,627,872	663,381,471	903,246,401	-
Derivative Instruments:

Assets
Futures Contracts	89,116	89,116	-	-
Total Assets	89,116	89,116	-	-
Total Derivative Instruments:	89,116	89,116	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	89,116	-
Total Equity Risk	89,116	-
Total Value of Derivatives	89,116	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $20,732,317) - See accompanying schedule:
Unaffiliated issuers (cost $1,370,000,081)	$1,528,266,957
Fidelity Central Funds (cost $38,360,915)	38,360,915

Total Investment in Securities (cost $1,408,360,996)		$1,566,627,872
Segregated cash with brokers for derivative instruments		145,004
Foreign currency held at value (cost $1,450,186)		1,438,662
Receivable for investments sold		79,981
Receivable for fund shares sold		106,895
Dividends receivable		2,866,362
Reclaims receivable		5,355,839
Distributions receivable from Fidelity Central Funds		83,782
Prepaid expenses		1,401
Other receivables		15
Total assets		1,576,705,813
Liabilities
Payable for investments purchased	$61,276
Payable for fund shares redeemed	196,501
Accrued management fee	191,632
Payable for daily variation margin on futures contracts	73,304
Other payables and accrued expenses	61,369
Collateral on securities loaned	21,806,250
Total liabilities		22,390,332
Net Assets		$1,554,315,481
Net Assets consist of:
Paid in capital		$1,385,026,371
Total accumulated earnings (loss)		169,289,110
Net Assets		$1,554,315,481
Net Asset Value, offering price and redemption price per share ($1,554,315,481 ÷ 110,600,754 shares)		$14.05
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$38,099,719
Foreign Tax Reclaims		2,270,062
Interest		44,904
Income from Fidelity Central Funds (including $49,265 from security lending)		878,083
Income before foreign taxes withheld		$41,292,768
Less foreign taxes withheld		(5,735,487)
Total income		35,557,281
Expenses
Management fee	$2,329,123
Custodian fees and expenses	133,150
Independent trustees' fees and expenses	3,864
Registration fees	20,852
Audit fees	51,837
Legal	1,995
Interest	103,241
Miscellaneous	5,133
Total expenses		2,649,195
Net Investment income (loss)		32,908,086
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	434,290
Fidelity Central Funds	(4)
Foreign currency transactions	249,240
Futures contracts	1,021,748
Total net realized gain (loss)		1,705,274
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	113,271,068
Assets and liabilities in foreign currencies	301,624
Futures contracts	1,184,949
Total change in net unrealized appreciation (depreciation)		114,757,641
Net gain (loss)		116,462,915
Net increase (decrease) in net assets resulting from operations		$149,371,001
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,908,086	$21,891,932
Net realized gain (loss)	1,705,274	9,477,316
Change in net unrealized appreciation (depreciation)	114,757,641	32,596,720
Net increase (decrease) in net assets resulting from operations	149,371,001	63,965,968
Distributions to shareholders	(26,361,268)	(8,058,495)

Share transactions
Proceeds from sales of shares	325,034,953	1,304,268,941
Reinvestment of distributions	26,029,139	7,924,506
Cost of shares redeemed	(500,342,470)	(64,802,260)

Net increase (decrease) in net assets resulting from share transactions	(149,278,378)	1,247,391,187
Total increase (decrease) in net assets	(26,268,645)	1,303,298,660

Net Assets
Beginning of period	1,580,584,126	277,285,466
End of period	$1,554,315,481	$1,580,584,126

Other Information
Shares
Sold	24,843,255	101,364,496
Issued in reinvestment of distributions	2,049,538	675,576
Redeemed	(38,672,181)	(5,113,840)
Net increase (decrease)	(11,779,388)	96,926,232

Financial Highlights
Fidelity® SAI International Quality Index Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.92	$10.89	$9.92	$14.51	$11.07
Income from Investment Operations
Net investment income (loss) A,B	.28	.29	.28	.32	.24
Net realized and unrealized gain (loss)	1.05	2.05	1.02	(3.44)	3.32
Total from investment operations	1.33	2.34	1.30	(3.12)	3.56
Distributions from net investment income	(.20)	(.31)	(.33)	(.24)	(.10)
Distributions from net realized gain	-	-	-	(1.24)	(.02)
Total distributions	(.20)	(.31)	(.33)	(1.47) C	(.12)
Net asset value, end of period	$14.05	$12.92	$10.89	$9.92	$14.51
Total Return D	10.42%	21.81%	13.13%	(23.94)%	32.28%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.17%	.18%	.20%	.19%	.19%
Expenses net of fee waivers, if any	.17%	.18%	.20%	.19%	.19%
Expenses net of all reductions, if any	.17%	.18%	.20%	.19%	.19%
Net investment income (loss)	2.12%	2.27%	2.49%	2.70%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$1,554,315	$1,580,584	$277,285	$316,291	$588,201
Portfolio turnover rate G	57%	39%	38%	47%	78%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity SAI International Quality Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), certain corporate actions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$233,152,338
Gross unrealized depreciation	(79,267,080)
Net unrealized appreciation (depreciation)	$153,885,258
Tax Cost	$1,412,742,614

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$29,870,940
Capital loss carryforward	$(14,776,331)
Net unrealized appreciation (depreciation) on securities and other investments	$154,194,501

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(14,776,331)
Long-term	-
Total capital loss carryforward	$(14,776,331)

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$26,361,268	$8,058,495

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Quality Index Fund	870,305,128	1,007,523,022
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI International Quality Index Fund	Borrower	47,745,588	4.58%	103,241

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI International Quality Index Fund	2,145
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International Quality Index Fund	5,164	-	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI International Quality Index Fund	69%	16%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Quality Index Fund	85%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI International Quality Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI International Quality Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 12, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $223,113 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 85.72% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.1996 and $0.0115 for the dividend paid December 16, 2024.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI International Quality Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board noted that the fund has a fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The total expense ratio for the fund was below the asset-sized peer group median. The Board considered that, when compared to a subset of the total peer group that excludes funds in a fund complex with a unique at-cost service model, the fund's total expense ratio would not be above the competitive median.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.20% through February 28, 2026.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode other than the fund, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9900585.105
IQI-ANN-1225
Fidelity® SAI International Momentum Index Fund

Annual Report
October 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI International Momentum Index Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
AUSTRALIA - 3.8%
Consumer Discretionary - 0.7%
Broadline Retail - 0.5%
Wesfarmers Ltd	88,982	4,890,558
Specialty Retail - 0.2%
JB Hi-Fi Ltd	23,938	1,640,190
TOTAL CONSUMER DISCRETIONARY		6,530,748

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	78,780	1,136,584
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Woodside Energy Group Ltd	254,264	4,120,464
Financials - 0.8%
Banks - 0.3%
Commonwealth Bank of Australia	28,998	3,256,593
Insurance - 0.5%
QBE Insurance Group Ltd	282,425	3,666,247
TOTAL FINANCIALS		6,922,840

Health Care - 0.5%
Health Care Equipment & Supplies - 0.0%
Ansell Ltd	30,808	735,956
Health Care Providers & Services - 0.3%
Sigma Healthcare Ltd	1,248,062	2,539,648
Health Care Technology - 0.2%
Pro Medicus Ltd	11,478	1,979,726
TOTAL HEALTH CARE		5,255,330

Industrials - 0.4%
Passenger Airlines - 0.1%
Qantas Airways Ltd	156,600	1,045,126
Professional Services - 0.3%
Computershare Ltd	118,428	2,833,716
TOTAL INDUSTRIALS		3,878,842

Information Technology - 0.2%
Software - 0.2%
Technology One Ltd	63,088	1,523,176
Materials - 0.7%
Chemicals - 0.1%
Dyno Nobel Ltd	365,057	769,119
Metals & Mining - 0.6%
Evolution Mining Ltd	433,002	3,076,781
Lynas Rare Earths Ltd (b)	200,521	2,000,814
Perseus Mining Ltd	296,805	945,752
		6,023,347
TOTAL MATERIALS		6,792,466

TOTAL AUSTRALIA		36,160,450
AUSTRIA - 0.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
OMV AG	30,432	1,664,776
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (c)(d)	16,734	2,158,377
TOTAL AUSTRIA		3,823,153
BELGIUM - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
UCB SA	25,365	6,505,225
CHINA - 2.2%
Consumer Discretionary - 2.2%
Broadline Retail - 2.1%
Prosus NV Class N	291,744	20,153,184
Specialty Retail - 0.1%
Chow Tai Fook Jewellery Group Ltd	476,800	933,897
TOTAL CHINA		21,087,081
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC (United Kingdom)	41,418	1,672,589
FINLAND - 1.3%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Neste Oyj	94,640	1,958,653
Financials - 0.6%
Insurance - 0.6%
Sampo Oyj A Shares	541,029	6,029,130
Health Care - 0.2%
Pharmaceuticals - 0.2%
Orion Oyj B Shares	23,908	1,668,610
Industrials - 0.3%
Machinery - 0.3%
Wartsila OYJ Abp	96,045	3,140,737
TOTAL FINLAND		12,797,130
FRANCE - 8.9%
Energy - 0.3%
Energy Equipment & Services - 0.1%
Technip Energies NV	28,609	1,161,421
Oil, Gas & Consumable Fuels - 0.2%
Gaztransport Et Technigaz SA	7,132	1,410,672
TOTAL ENERGY		2,572,093

Financials - 0.4%
Banks - 0.4%
Societe Generale SA Series A	67,517	4,281,972
Health Care - 2.3%
Health Care Equipment & Supplies - 2.3%
EssilorLuxottica SA	60,298	22,053,140
Industrials - 3.6%
Aerospace & Defense - 2.6%
Safran SA	67,141	23,856,440
Electrical Equipment - 1.0%
Legrand SA	56,299	9,722,145
TOTAL INDUSTRIALS		33,578,585

Materials - 1.2%
Chemicals - 1.2%
Air Liquide SA	60,530	11,714,911
Real Estate - 0.2%
Retail REITs - 0.2%
Klepierre SA	48,360	1,847,295
Utilities - 0.9%
Multi-Utilities - 0.9%
Engie SA	383,979	8,990,085
TOTAL FRANCE		85,038,081
GERMANY - 10.1%
Communication Services - 1.3%
Diversified Telecommunication Services - 1.1%
Deutsche Telekom AG	332,474	10,298,444
Interactive Media & Services - 0.2%
Scout24 SE (c)(d)	16,424	1,896,898
TOTAL COMMUNICATION SERVICES		12,195,342

Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Auto1 Group SE (b)	30,346	1,064,740
Financials - 1.2%
Insurance - 1.2%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16,030	9,917,664
Talanx AG	10,857	1,320,260
		11,237,924
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG	43,145	2,316,337
Industrials - 3.0%
Aerospace & Defense - 1.2%
MTU Aero Engines AG	11,370	4,955,239
Rheinmetall AG	3,442	6,750,567
		11,705,806
Construction & Engineering - 0.1%
HOCHTIEF AG	3,474	995,471
Electrical Equipment - 1.7%
Siemens Energy AG (b)	124,280	15,483,465
TOTAL INDUSTRIALS		28,184,742

Information Technology - 2.8%
Software - 2.8%
Nemetschek SE	11,586	1,335,460
SAP SE	99,070	25,765,385
		27,100,845
Materials - 0.7%
Construction Materials - 0.7%
Heidelberg Materials AG	28,226	6,621,924
Utilities - 0.8%
Multi-Utilities - 0.8%
E.ON SE	430,826	8,016,114
TOTAL GERMANY		96,737,968
HONG KONG - 0.9%
Financials - 0.8%
Capital Markets - 0.8%
Hong Kong Exchanges & Clearing Ltd	129,900	7,081,306
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Hongkong Land Holdings Ltd (Singapore)	218,100	1,332,591
TOTAL HONG KONG		8,413,897
IRELAND - 0.3%
Consumer Staples - 0.1%
Food Products - 0.1%
Kerry Group PLC Class A	13,228	1,206,058
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	222,430	2,047,226
TOTAL IRELAND		3,253,284
ISRAEL - 1.8%
Financials - 1.3%
Banks - 1.3%
Bank Hapoalim BM	289,063	5,881,593
Bank Leumi Le-Israel BM	328,117	6,679,250
		12,560,843
Industrials - 0.3%
Aerospace & Defense - 0.3%
Elbit Systems Ltd	5,132	2,456,972
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Nova Ltd (Israel) (b)	6,233	2,158,294
TOTAL ISRAEL		17,176,109
ITALY - 5.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telecom Italia SpA/Milano (b)	4,005,160	2,359,979
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Lottomatica Group Spa	55,101	1,357,890
Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola HBC AG	43,124	1,956,760
Financials - 4.5%
Banks - 3.2%
Banco BPM SpA	327,651	4,760,492
BPER Banca SPA	217,389	2,594,688
UniCredit SpA	299,883	22,205,344
		29,560,524
Insurance - 1.3%
Generali	213,915	8,223,081
Poste Italiane Spa (c)(d)	100,103	2,410,366
Unipol Assicurazioni SpA	97,588	2,133,274
		12,766,721
TOTAL FINANCIALS		42,327,245

Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	20,545	1,219,582
Industrials - 0.6%
Aerospace & Defense - 0.6%
Leonardo SpA	85,123	5,008,185
Utilities - 0.1%
Gas Utilities - 0.1%
Italgas SpA	135,963	1,424,564
TOTAL ITALY		55,654,205
JAPAN - 27.9%
Communication Services - 3.4%
Entertainment - 2.8%
Konami Group Corp	22,000	3,674,518
Nintendo Co Ltd	250,600	21,373,649
Toho Co Ltd/Tokyo	27,100	1,592,483
		26,640,650
Interactive Media & Services - 0.2%
LY Corp	541,400	1,590,913
Media - 0.0%
CyberAgent Inc	92,300	920,544
Wireless Telecommunication Services - 0.4%
SoftBank Group Corp	20,000	3,509,374
TOTAL COMMUNICATION SERVICES		32,661,481

Consumer Discretionary - 5.3%
Automobile Components - 0.9%
Sumitomo Electric Industries Ltd	174,400	6,393,875
Toyo Tire Corp	26,900	737,476
Yokohama Rubber Co Ltd/The	32,200	1,154,612
		8,285,963
Broadline Retail - 0.5%
Pan Pacific International Holdings Corp	453,800	2,699,479
Ryohin Keikaku Co Ltd	123,400	2,537,503
		5,236,982
Hotels, Restaurants & Leisure - 0.2%
Food & Life Cos Ltd	25,500	1,243,478
Skylark Holdings Co Ltd	49,800	900,930
		2,144,408
Household Durables - 2.7%
Sony Group Corp	897,700	25,000,575
Leisure Products - 0.3%
Bandai Namco Holdings Inc	95,100	2,963,274
Specialty Retail - 0.3%
Sanrio Co Ltd	43,500	2,020,178
USS Co Ltd	90,500	999,487
		3,019,665
Textiles, Apparel & Luxury Goods - 0.4%
Asics Corp	158,800	4,062,997
TOTAL CONSUMER DISCRETIONARY		50,713,864

Consumer Staples - 1.4%
Consumer Staples Distribution & Retail - 1.2%
Aeon Co Ltd	601,900	9,527,838
MatsukiyoCocokara & Co	83,700	1,516,658
		11,044,496
Food Products - 0.2%
Toyo Suisan Kaisha Ltd	20,900	1,518,237
Household Products - 0.0%
Lion Corp	60,800	599,478
TOTAL CONSUMER STAPLES		13,162,211

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Inpex Corp	201,900	3,722,003
Financials - 3.4%
Banks - 3.1%
Mizuho Financial Group Inc	477,500	15,994,092
Sumitomo Mitsui Financial Group Inc	520,200	14,083,795
		30,077,887
Capital Markets - 0.3%
SBI Holdings Inc	59,500	2,669,411
TOTAL FINANCIALS		32,747,298

Health Care - 1.9%
Health Care Equipment & Supplies - 0.3%
Terumo Corp	195,700	3,158,779
Pharmaceuticals - 1.6%
Chugai Pharmaceutical Co Ltd	136,100	6,228,990
Otsuka Holdings Co Ltd	110,800	6,020,629
Shionogi & Co Ltd	175,900	2,944,793
		15,194,412
TOTAL HEALTH CARE		18,353,191

Industrials - 7.4%
Building Products - 0.2%
Sanwa Holdings Corp	48,300	1,319,467
Takasago Thermal Engineering Co Ltd	24,400	724,511
		2,043,978
Construction & Engineering - 0.7%
Kajima Corp	58,700	1,895,342
Kinden Corp	25,500	1,022,250
Obayashi Corp	147,400	2,498,273
Shimizu Corp	119,300	1,605,143
		7,021,008
Electrical Equipment - 0.9%
Fujikura Ltd	60,400	8,297,112
Industrial Conglomerates - 2.5%
Hikari Tsushin Inc	4,900	1,297,255
Hitachi Ltd	617,400	21,305,128
Sekisui Chemical Co Ltd	86,400	1,499,708
		24,102,091
Machinery - 3.1%
Daifuku Co Ltd	80,900	2,586,952
IHI Corp	237,100	4,946,314
Kawasaki Heavy Industries Ltd	35,700	2,872,494
Mitsubishi Heavy Industries Ltd	628,300	18,968,179
		29,373,939
TOTAL INDUSTRIALS		70,838,128

Information Technology - 2.3%
Electronic Equipment, Instruments & Components - 0.1%
Azbil Corp	103,400	1,021,520
IT Services - 2.0%
BIPROGY Inc	17,100	691,945
Fujitsu Ltd	176,300	4,594,458
NEC Corp	299,700	10,925,408
SCSK Corp	32,400	1,192,268
TIS Inc	44,500	1,534,732
		18,938,811
Semiconductors & Semiconductor Equipment - 0.1%
Rohm Co Ltd	75,400	1,211,899
Software - 0.1%
Oracle Corp Japan	7,200	664,824
TOTAL INFORMATION TECHNOLOGY		21,837,054

Materials - 0.4%
Chemicals - 0.1%
Nippon Sanso Holdings Corp	42,000	1,397,547
Metals & Mining - 0.2%
JX Advanced Metals Corp	118,300	1,576,719
Paper & Forest Products - 0.1%
Oji Holdings Corp	196,000	989,984
TOTAL MATERIALS		3,964,250

Real Estate - 1.4%
Hotel & Resort REITs - 0.1%
Japan Hotel REIT Investment Corp	1,124	654,956
Office REITs - 0.1%
Orix JREIT Inc	1,214	821,622
Real Estate Management & Development - 1.1%
Mitsubishi Estate Co Ltd	273,900	5,801,113
Mitsui Fudosan Co Ltd	491,100	5,103,476
		10,904,589
Retail REITs - 0.1%
Japan Metropolitan Fund Invest	1,574	1,216,426
TOTAL REAL ESTATE		13,597,593

Utilities - 0.6%
Electric Utilities - 0.1%
Kyushu Electric Power Co Inc	99,700	980,115
Gas Utilities - 0.5%
Osaka Gas Co Ltd	87,100	2,739,996
Tokyo Gas Co Ltd	70,100	2,457,207
		5,197,203
TOTAL UTILITIES		6,177,318

TOTAL JAPAN		267,774,391
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Fresnillo PLC	40,476	1,181,511
NETHERLANDS - 2.0%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.4%
Koninklijke Ahold Delhaize NV	75,842	3,104,259
Food Products - 0.1%
JDE Peet's NV	34,320	1,249,271
TOTAL CONSUMER STAPLES		4,353,530

Energy - 0.1%
Energy Equipment & Services - 0.1%
SBM Offshore NV	38,614	996,989
Financials - 0.3%
Capital Markets - 0.3%
Euronext NV (c)	20,079	2,869,863
Health Care - 1.1%
Biotechnology - 1.1%
Argenx SE (b)	12,835	10,505,030
TOTAL NETHERLANDS		18,725,412
NEW ZEALAND - 0.3%
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Fisher & Paykel Healthcare Corp Ltd	122,062	2,591,434
NORWAY - 0.4%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Vend Marketplaces ASA Class A rights 11/13/2025 (b)	40,742	90,693
Consumer Staples - 0.4%
Food Products - 0.4%
Mowi ASA	93,527	2,055,346
Orkla ASA	162,906	1,651,696
		3,707,042
TOTAL NORWAY		3,797,735
PORTUGAL - 0.2%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Jeronimo Martins SGPS SA	60,628	1,561,183
SINGAPORE - 2.6%
Financials - 2.4%
Banks - 2.2%
DBS Group Holdings Ltd	382,200	15,835,930
Oversea-Chinese Banking Corp Ltd	349,800	4,576,747
		20,412,677
Capital Markets - 0.2%
Singapore Exchange Ltd	162,400	2,112,348
TOTAL FINANCIALS		22,525,025

Industrials - 0.2%
Aerospace & Defense - 0.2%
Singapore Technologies Engineering Ltd	328,200	2,140,764
Real Estate - 0.0%
Specialized REITs - 0.0%
Keppel DC REIT	378,604	695,193
TOTAL SINGAPORE		25,360,982
SPAIN - 7.2%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Telefonica SA	871,983	4,421,978
Financials - 4.2%
Banks - 4.2%
Banco Bilbao Vizcaya Argentaria SA	1,192,058	24,015,304
Banco de Sabadell SA	1,108,971	4,145,382
Bankinter SA	142,174	2,141,871
CaixaBank SA	801,919	8,476,082
Unicaja Banco SA (c)(d)	299,744	808,470
		39,587,109
Industrials - 0.3%
Construction & Engineering - 0.3%
ACS Actividades de Construccion y Servicios SA	39,907	3,275,115
Information Technology - 0.1%
IT Services - 0.1%
Indra Sistemas SA	16,325	902,463
Utilities - 2.1%
Electric Utilities - 2.0%
Endesa SA	68,679	2,461,173
Iberdrola SA	829,221	16,805,197
		19,266,370
Gas Utilities - 0.1%
Naturgy Energy Group SA	40,475	1,226,054
TOTAL UTILITIES		20,492,424

TOTAL SPAIN		68,679,089
SWEDEN - 1.0%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
Telia Co AB	376,238	1,476,398
Wireless Telecommunication Services - 0.2%
Tele2 AB B Shares	121,780	1,928,560
TOTAL COMMUNICATION SERVICES		3,404,958

Consumer Staples - 0.2%
Household Products - 0.2%
Essity AB B Shares	60,138	1,651,536
Industrials - 0.4%
Aerospace & Defense - 0.4%
Saab AB B Shares	61,518	3,385,120
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Lagercrantz Group AB B Shares	42,134	1,035,138
TOTAL SWEDEN		9,476,752
SWITZERLAND - 4.9%
Health Care - 1.2%
Pharmaceuticals - 1.2%
Galderma Group AG	28,746	5,304,480
Sandoz Group AG	96,669	6,426,582
		11,731,062
Industrials - 2.7%
Building Products - 0.2%
Belimo Holding AG	2,155	2,319,018
Electrical Equipment - 2.5%
ABB Ltd	321,407	23,895,823
TOTAL INDUSTRIALS		26,214,841

Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Logitech International SA	32,673	3,925,226
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Allreal Holding AG	3,214	767,606
Mobimo Holding AG	1,596	676,280
PSP Swiss Property AG	9,386	1,622,358
Swiss Prime Site AG	16,452	2,336,705
		5,402,949
TOTAL SWITZERLAND		47,274,078
UNITED KINGDOM - 13.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Zegona Communications plc (b)	48,409	782,217
Interactive Media & Services - 0.2%
Rightmove PLC	170,062	1,492,382
TOTAL COMMUNICATION SERVICES		2,274,599

Consumer Discretionary - 0.6%
Broadline Retail - 0.5%
Next PLC	25,021	4,700,423
Leisure Products - 0.1%
Games Workshop Group PLC	7,129	1,491,903
TOTAL CONSUMER DISCRETIONARY		6,192,326

Consumer Staples - 3.4%
Consumer Staples Distribution & Retail - 0.9%
Tesco PLC	1,418,437	8,559,804
Food Products - 0.0%
Cranswick PLC	11,880	770,193
Personal Care Products - 1.2%
Unilever PLC	185,891	11,154,274
Tobacco - 1.3%
British American Tobacco PLC	113,091	5,792,018
Imperial Brands PLC	163,492	6,496,246
		12,288,264
TOTAL CONSUMER STAPLES		32,772,535

Financials - 5.6%
Banks - 4.4%
HSBC Holdings PLC	1,800,843	25,210,815
NatWest Group PLC	1,399,133	10,771,249
Standard Chartered PLC	259,883	5,334,683
		41,316,747
Capital Markets - 1.1%
3i Group PLC	182,529	10,563,066
Insurance - 0.1%
Admiral Group PLC	31,041	1,335,906
TOTAL FINANCIALS		53,215,719

Industrials - 3.0%
Aerospace & Defense - 2.7%
Babcock International Group PLC	110,685	1,763,786
Rolls-Royce Holdings PLC	1,552,379	23,889,265
		25,653,051
Passenger Airlines - 0.3%
International Consolidated Airlines Group SA	508,967	2,794,204
TOTAL INDUSTRIALS		28,447,255

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Halma PLC	83,404	3,885,275
Real Estate - 0.1%
Industrial REITs - 0.1%
LondonMetric Property PLC	417,411	1,042,967
Utilities - 0.5%
Multi-Utilities - 0.3%
Centrica PLC	1,056,816	2,489,292
Water Utilities - 0.2%
United Utilities Group PLC	149,296	2,354,543
TOTAL UTILITIES		4,843,835

TOTAL UNITED KINGDOM		132,674,511
UNITED STATES - 1.7%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Tenaris SA	73,018	1,451,224
Health Care - 0.6%
Pharmaceuticals - 0.6%
Novartis AG	48,509	6,003,555
Industrials - 0.4%
Construction & Engineering - 0.4%
Ferrovial SE	66,240	4,061,902
Ferrovial SE rights (b)(e)	66,240	36,412
		4,098,314
Materials - 0.5%
Construction Materials - 0.5%
Buzzi SpA	17,929	1,077,724
Holcim AG	37,204	3,307,482
		4,385,206
TOTAL UNITED STATES		15,938,299
TOTAL COMMON STOCKS (Cost $660,467,897)		943,354,549

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (g) (Cost $234,677)	4.15	235,000	234,747

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $9,553,967)	4.18	9,552,056	9,553,967

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $670,256,541)	953,143,263
NET OTHER ASSETS (LIABILITIES) - 0.5%	5,046,009
NET ASSETS - 100.0%	958,189,272

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	106	12/19/2025	14,877,630	20,333	20,333

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,143,974 or 1.1% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,274,111 or 0.8% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $234,747.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,117,784	160,381,320	154,945,148	176,529	11	-	9,553,967	9,552,056	0.0%
Fidelity Securities Lending Cash Central Fund	618,000	31,981,699	32,599,699	22,232	-	-	-	-	0.0%
Total	4,735,784	192,363,019	187,544,847	198,761	11	-	9,553,967

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	57,409,030	16,123,979	41,285,051	-
Consumer Discretionary	86,946,649	59,246,595	27,700,054	-
Consumer Staples	61,507,439	29,505,097	32,002,342	-
Energy	16,486,202	10,914,514	5,571,688	-
Financials	245,591,877	94,737,811	150,854,066	-
Health Care	88,202,496	59,989,805	28,212,691	-
Industrials	214,647,600	90,438,978	124,208,622	-
Information Technology	62,367,471	32,007,628	30,359,843	-
Materials	36,332,857	14,688,540	21,644,317	-
Real Estate	23,918,588	23,918,588	-	-
Utilities	49,944,340	16,132,944	33,811,396	-

U.S. Treasury Obligations	234,747	-	234,747	-

Money Market Funds	9,553,967	9,553,967	-	-
Total Investments in Securities:	953,143,263	457,258,446	495,884,817	-
Derivative Instruments:

Assets
Futures Contracts	20,333	20,333	-	-
Total Assets	20,333	20,333	-	-
Total Derivative Instruments:	20,333	20,333	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	20,333	-
Total Equity Risk	20,333	-
Total Value of Derivatives	20,333	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $660,702,574)	$943,589,296
Fidelity Central Funds (cost $9,553,967)	9,553,967

Total Investment in Securities (cost $670,256,541)		$953,143,263
Segregated cash with brokers for derivative instruments		227,602
Foreign currency held at value (cost $866,697)		860,576
Receivable for investments sold		15,461
Receivable for fund shares sold		87,977
Dividends receivable		1,637,975
Reclaims receivable		2,614,369
Distributions receivable from Fidelity Central Funds		22,510
Prepaid expenses		827
Total assets		958,610,560
Liabilities
Payable for investments purchased on a delayed delivery basis	$36,412
Payable for fund shares redeemed	161,029
Accrued management fee	115,801
Payable for daily variation margin on futures contracts	40,810
Audit fee payable	43,089
Custody fee payable	23,184
Other payables and accrued expenses	963
Total liabilities		421,288
Net Assets		$958,189,272
Net Assets consist of:
Paid in capital		$813,572,426
Total accumulated earnings (loss)		144,616,846
Net Assets		$958,189,272
Net Asset Value, offering price and redemption price per share ($958,189,272 ÷ 52,467,398 shares)		$18.26
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$21,412,330
Non-Cash dividends		1,680,165
Foreign Tax Reclaims		1,493,814
Interest		17,698
Income from Fidelity Central Funds (including $22,232 from security lending)		198,761
Income before foreign taxes withheld		$24,802,768
Less foreign taxes withheld		(2,036,170)
Total income		22,766,598
Expenses
Management fee	$1,275,134
Custodian fees and expenses	124,595
Independent trustees' fees and expenses	2,062
Registration fees	25,147
Audit fees	54,022
Legal	950
Interest	27,129
Miscellaneous	2,928
Total expenses		1,511,967
Net Investment income (loss)		21,254,631
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	78,028,524
Fidelity Central Funds	11
Foreign currency transactions	84,738
Futures contracts	983,283
Total net realized gain (loss)		79,096,556
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	127,707,945
Assets and liabilities in foreign currencies	205,145
Futures contracts	290,850
Total change in net unrealized appreciation (depreciation)		128,203,940
Net gain (loss)		207,300,496
Net increase (decrease) in net assets resulting from operations		$228,555,127
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,254,631	$20,218,967
Net realized gain (loss)	79,096,556	33,660,288
Change in net unrealized appreciation (depreciation)	128,203,940	111,427,611
Net increase (decrease) in net assets resulting from operations	228,555,127	165,306,866
Distributions to shareholders	(27,050,514)	(22,706,126)

Share transactions
Proceeds from sales of shares	104,547,348	129,678,316
Reinvestment of distributions	26,214,616	22,529,949
Cost of shares redeemed	(187,189,979)	(79,330,209)

Net increase (decrease) in net assets resulting from share transactions	(56,428,015)	72,878,056
Total increase (decrease) in net assets	145,076,598	215,478,796

Net Assets
Beginning of period	813,112,674	597,633,878
End of period	$958,189,272	$813,112,674

Other Information
Shares
Sold	6,584,558	9,219,357
Issued in reinvestment of distributions	1,863,157	1,812,546
Redeemed	(12,447,028)	(5,658,951)
Net increase (decrease)	(3,999,313)	5,372,952

Financial Highlights
Fidelity® SAI International Momentum Index Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.40	$11.70	$10.28	$14.51	$11.33
Income from Investment Operations
Net investment income (loss) A,B	.39	.37	.32	.30	.28
Net realized and unrealized gain (loss)	3.95	2.77	1.37	(4.17)	3.05
Total from investment operations	4.34	3.14	1.69	(3.87)	3.33
Distributions from net investment income	(.48)	(.44)	(.27)	(.27) C	(.09)
Distributions from net realized gain	-	-	-	(.10) C	(.05)
Total distributions	(.48)	(.44)	(.27)	(.36) D	(.15) D
Net asset value, end of period	$18.26	$14.40	$11.70	$10.28	$14.51
Total Return E	31.10%	27.42%	16.53%	(27.34)%	29.56%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.18%	.18%	.18%	.18%	.19%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.18%	.19%
Expenses net of all reductions, if any	.18%	.18%	.18%	.18%	.19%
Net investment income (loss)	2.50%	2.67%	2.71%	2.47%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$958,189	$813,113	$597,634	$570,561	$1,035,573
Portfolio turnover rate H	68%	62%	63%	113%	73%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity SAI International Momentum Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$283,199,806
Gross unrealized depreciation	(8,213,336)
Net unrealized appreciation (depreciation)	$274,986,470
Tax Cost	$678,156,793

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$22,773,245
Capital loss carryforward	$(153,232,187)
Net unrealized appreciation (depreciation) on securities and other investments	$275,075,788

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(153,232,187)
Long-term	-
Total capital loss carryforward	$(153,232,187)

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$27,050,514	$22,706,126

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Momentum Index Fund	574,959,966	640,499,053
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI International Momentum Index Fund	Borrower	9,285,696	4.57%	27,129

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI International Momentum Index Fund	1,154
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International Momentum Index Fund	2,353	-	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity SAI International Momentum Index Fund	64%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Momentum Index Fund	74%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI International Momentum Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI International Momentum Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 12, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $224,008 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 78.06% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.5047 and $0.0316 for the dividend paid December 16, 2024

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI International Momentum Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. The Board noted that the fund has a flat fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The total expense ratio for the fund was below the competitive medians.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.20% through February 28, 2026.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode other than the funds, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9900587.105
IMI-ANN-1225
Fidelity Flex® International Focused Index Fund

Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Flex® International Focused Index Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 91.8%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (a)	59	2,859
AUSTRALIA - 4.2%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
CAR Group Ltd	1,064	24,853
SEEK Ltd	456	8,086
		32,939
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Wesfarmers Ltd	725	39,847
Hotels, Restaurants & Leisure - 0.2%
Aristocrat Leisure Ltd	1,227	50,859
Specialty Retail - 0.0%
JB Hi-Fi Ltd	231	15,828
TOTAL CONSUMER DISCRETIONARY		106,534

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	2,785	40,180
Endeavour Group Ltd/Australia	3,562	8,530
Woolworths Group Ltd	136	2,528
		51,238
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Santos Ltd	8,580	35,424
Whitehaven Coal Ltd	2,018	9,507
Woodside Energy Group Ltd	354	5,736
		50,667
Financials - 1.6%
Banks - 1.3%
ANZ Group Holdings Ltd	4,266	102,299
Commonwealth Bank of Australia	1,481	166,323
National Australia Bank Ltd	2,160	61,582
Westpac Banking Corp	4,595	116,472
		446,676
Capital Markets - 0.1%
ASX Ltd	637	23,527
Macquarie Group Ltd	190	27,171
		50,698
Insurance - 0.2%
Insurance Australia Group Ltd	6,845	35,202
QBE Insurance Group Ltd	3,125	40,568
Steadfast Group Ltd	2,258	8,273
		84,043
TOTAL FINANCIALS		581,417

Health Care - 0.2%
Biotechnology - 0.0%
Telix Pharmaceuticals Ltd (a)	927	9,809
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	195	36,638
Health Care Providers & Services - 0.1%
EBOS Group Ltd	611	10,105
Sonic Healthcare Ltd	1,544	21,370
		31,475
TOTAL HEALTH CARE		77,922

Industrials - 0.3%
Commercial Services & Supplies - 0.2%
Brambles Ltd	2,937	47,773
Construction & Engineering - 0.0%
Worley Ltd	1,383	12,940
Ground Transportation - 0.0%
Aurizon Holdings Ltd	3,606	8,093
Passenger Airlines - 0.0%
Qantas Airways Ltd	2,255	15,050
Trading Companies & Distributors - 0.1%
SGH Ltd	577	18,310
Transportation Infrastructure - 0.0%
Transurban Group unit	240	2,273
TOTAL INDUSTRIALS		104,439

Information Technology - 0.1%
IT Services - 0.0%
NEXTDC Ltd (a)	389	4,011
Software - 0.1%
Technology One Ltd	912	22,019
TOTAL INFORMATION TECHNOLOGY		26,030

Materials - 1.0%
Metals & Mining - 1.0%
BHP Group Ltd	4,075	116,172
BlueScope Steel Ltd	1,494	22,385
Evolution Mining Ltd	6,401	45,484
Glencore PLC	3,536	16,939
Northern Star Resources Ltd	3,356	54,039
Rio Tinto Ltd	728	63,291
Rio Tinto PLC	694	50,030
		368,340
Real Estate - 0.3%
Diversified REITs - 0.0%
Mirvac Group unit	11,999	18,057
Industrial REITs - 0.1%
Goodman Group unit	903	19,515
Office REITs - 0.0%
Dexus unit	1,261	6,007
Retail REITs - 0.2%
Scentre Group unit	16,570	44,126
Vicinity Ltd unit	12,372	20,399
		64,525
TOTAL REAL ESTATE		108,104

Utilities - 0.1%
Gas Utilities - 0.1%
Apa Group unit	3,874	23,269
Multi-Utilities - 0.0%
AGL Energy Ltd	228	1,381
TOTAL UTILITIES		24,650

TOTAL AUSTRALIA		1,532,280
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	218	11,926
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (b)(c)	245	31,601
Erste Group Bank AG	100	10,345
		41,946
Insurance - 0.0%
UNIQA Insurance Group AG	472	6,931
TOTAL FINANCIALS		48,877

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
DO & Co AG	10	2,386
Construction & Engineering - 0.0%
Strabag SE	73	5,713
TOTAL INDUSTRIALS		8,099

Materials - 0.0%
Metals & Mining - 0.0%
voestalpine AG	217	7,724
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	67	5,170
TOTAL AUSTRIA		81,796
BELGIUM - 0.6%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	14	2,557
Consumer Staples - 0.3%
Beverages - 0.2%
Anheuser-Busch InBev SA/NV	877	53,477
Food Products - 0.1%
Lotus Bakeries NV	1	8,726
TOTAL CONSUMER STAPLES		62,203

Financials - 0.1%
Banks - 0.0%
KBC Group NV	18	2,163
Financial Services - 0.0%
Sofina SA	42	11,541
Insurance - 0.1%
Ageas SA/NV	552	36,522
TOTAL FINANCIALS		50,226

Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	234	60,013
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Azelis Group NV	537	6,344
Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	209	6,423
Umicore SA	174	3,317
		9,740
Real Estate - 0.0%
Health Care REITs - 0.0%
Aedifica SA	143	10,434
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	36	4,336
TOTAL BELGIUM		205,853
BRAZIL - 1.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	2,100	9,481
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Lojas Renner SA	1,600	4,413
Ultrapar Participacoes SA	1,700	6,766
		11,179
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sendas Distribuidora S/A	2,100	3,357
Personal Care Products - 0.0%
Natura Cosmeticos SA (a)	1,400	2,345
TOTAL CONSUMER STAPLES		5,702

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Brava Energia (a)	1,400	3,841
Petroleo Brasileiro SA - Petrobras	7,000	40,999
Petroleo Brasileiro SA - Petrobras	1,700	9,400
		54,240
Financials - 0.6%
Banks - 0.4%
Itau Unibanco Holding SA	9,500	69,644
Itausa SA	20,100	43,526
NU Holdings Ltd/Cayman Islands Class A (a)	1,667	26,855
		140,025
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	14,700	34,592
Financial Services - 0.1%
Pagseguro Digital Ltd Class A	289	2,771
StoneCo Ltd Class A (a)	846	16,082
		18,853
TOTAL FINANCIALS		193,470

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hapvida Participacoes e Investimentos S/A (a)(b)(c)	1,200	6,977
Pharmaceuticals - 0.0%
Hypera SA	600	2,882
TOTAL HEALTH CARE		9,859

Industrials - 0.1%
Aerospace & Defense - 0.1%
Embraer SA	2,000	32,339
Ground Transportation - 0.0%
Rumo SA	1,700	5,030
TOTAL INDUSTRIALS		37,369

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	300	2,474
Materials - 0.4%
Chemicals - 0.0%
Yara International ASA	355	12,939
Containers & Packaging - 0.0%
Klabin SA unit	3,400	11,401
Metals & Mining - 0.3%
Metalurgica Gerdau SA	3,000	6,184
Vale SA	2,000	24,260
Wheaton Precious Metals Corp	733	70,790
		101,234
Paper & Forest Products - 0.1%
Suzano SA	2,200	19,992
TOTAL MATERIALS		145,566

Utilities - 0.1%
Electric Utilities - 0.1%
Centrais Eletricas Brasileiras SA	300	3,107
Centrais Eletricas Brasileiras SA Series B	2,400	26,494
Energisa S/A unit	900	8,671
		38,272
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (a)	3,200	10,890
TOTAL UTILITIES		49,162

TOTAL BRAZIL		518,502
CANADA - 7.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Quebecor Inc Class B	223	7,113
TELUS Corp	1,617	23,646
		30,759
Consumer Discretionary - 0.2%
Broadline Retail - 0.0%
Canadian Tire Corp Ltd Class A	19	2,179
Dollarama Inc	94	12,219
		14,398
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	706	46,370
Textiles, Apparel & Luxury Goods - 0.1%
Gildan Activewear Inc	504	29,391
TOTAL CONSUMER DISCRETIONARY		90,159

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	327	16,619
George Weston Ltd	469	28,517
Loblaw Cos Ltd	1,131	44,948
		90,084
Food Products - 0.0%
Saputo Inc	243	5,871
TOTAL CONSUMER STAPLES		95,955

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Cameco Corp	946	96,682
Canadian Natural Resources Ltd	2,851	91,208
Cenovus Energy Inc	2,895	48,919
Enbridge Inc	1,530	71,343
Imperial Oil Ltd	476	42,100
South Bow Corp	661	17,145
Suncor Energy Inc	1,869	74,424
TC Energy Corp	399	20,022
		461,843
Financials - 2.9%
Banks - 2.1%
Bank of Montreal	958	119,006
Bank of Nova Scotia/The	861	56,471
Canadian Imperial Bank of Commerce	1,333	110,447
National Bank of Canada	672	75,079
Royal Bank of Canada	1,270	186,053
Toronto Dominion Bank	2,116	173,740
		720,796
Capital Markets - 0.2%
Brookfield Corp Class A	1,567	72,163
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	7	11,365
Great-West Lifeco Inc	794	33,661
iA Financial Corp Inc	217	25,615
Intact Financial Corp	286	53,350
Manulife Financial Corp	1,040	33,657
Power Corp of Canada Subordinate Voting Shares	1,108	51,902
Sun Life Financial Inc	197	11,983
		221,533
TOTAL FINANCIALS		1,014,492

Industrials - 0.7%
Aerospace & Defense - 0.1%
CAE Inc (a)	1,134	31,840
Construction & Engineering - 0.1%
AtkinsRealis Group Inc	535	37,729
WSP Global Inc	6	1,147
		38,876
Ground Transportation - 0.4%
Canadian National Railway Co	814	78,054
Canadian Pacific Kansas City Ltd	650	46,775
TFI International Inc	150	13,480
		138,309
Professional Services - 0.1%
Thomson Reuters Corp	266	40,745
TOTAL INDUSTRIALS		249,770

Information Technology - 0.9%
IT Services - 0.5%
Shopify Inc Class A (a)	995	173,000
Software - 0.4%
Constellation Software Inc/Canada	31	81,583
Descartes Systems Group Inc/The (a)	385	34,002
Open Text Corp	1,053	40,399
		155,984
TOTAL INFORMATION TECHNOLOGY		328,984

Materials - 0.7%
Chemicals - 0.0%
Nutrien Ltd	27	1,471
Metals & Mining - 0.7%
Agnico Eagle Mines Ltd/CA	306	49,216
Alamos Gold Inc Class A	1,196	36,872
Barrick Mining Corp	584	19,169
Franco-Nevada Corp	330	61,643
Kinross Gold Corp	2,867	66,680
		233,580
TOTAL MATERIALS		235,051

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	83	13,241
Utilities - 0.2%
Electric Utilities - 0.1%
Emera Inc	750	35,657
Fortis Inc/Canada	68	3,418
		39,075
Gas Utilities - 0.1%
AltaGas Ltd	891	26,154
Independent Power and Renewable Electricity Producers - 0.0%
Northland Power Inc	68	1,242
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp	2,042	11,400
TOTAL UTILITIES		77,871

TOTAL CANADA		2,598,125
CHILE - 0.2%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Empresas Copec SA	1,115	7,972
Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA Class B	961	4,325
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA	47	2,416
Banco Santander Chile	208,523	15,081
		17,497
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	257,207	5,862
Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B (a)	51	2,458
Metals & Mining - 0.2%
Antofagasta PLC	1,061	38,888
Paper & Forest Products - 0.0%
Empresas Cmpc SA	4,794	6,917
TOTAL MATERIALS		48,263

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	351	979
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Chile SA	48,628	3,715
TOTAL CHILE		88,613
CHINA - 7.6%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.1%
China Tower Corp Ltd H Shares (b)(c)	13,500	19,510
Entertainment - 0.2%
China Ruyi Holdings Ltd (a)	8,000	2,852
Netease Inc	2,700	75,764
		78,616
Interactive Media & Services - 1.5%
Bilibili Inc Z Shares (a)	720	21,745
Kuaishou Technology B Shares (b)(c)	5,700	53,072
Tencent Holdings Ltd	5,900	479,244
		554,061
TOTAL COMMUNICATION SERVICES		652,187

Consumer Discretionary - 2.8%
Automobiles - 0.4%
BYD Co Ltd H Shares	4,800	62,142
Geely Automobile Holdings Ltd	15,000	35,519
Li Auto Inc A Shares (a)	2,900	30,094
Zhejiang Leapmotor Technology Co Ltd H Shares (a)(b)(c)	1,000	7,502
		135,257
Broadline Retail - 1.7%
Alibaba Group Holding Ltd	18,000	383,018
JD.com Inc A Shares	1,850	30,543
PDD Holdings Inc Class A ADR (a)	603	81,327
Prosus NV Class N	1,374	94,914
		589,802
Hotels, Restaurants & Leisure - 0.4%
Meituan B Shares (a)(b)(c)	6,900	90,823
Trip.com Group Ltd	1,000	70,371
		161,194
Household Durables - 0.1%
Haier Smart Home Co Ltd H Shares	7,800	25,336
Specialty Retail - 0.0%
Chow Tai Fook Jewellery Group Ltd	600	1,175
Textiles, Apparel & Luxury Goods - 0.2%
ANTA Sports Products Ltd	3,400	35,442
Li Ning Co Ltd	8,000	17,378
Shenzhou International Group Holdings Ltd	2,900	25,042
		77,862
TOTAL CONSUMER DISCRETIONARY		990,626

Consumer Staples - 0.2%
Beverages - 0.0%
China Resources Beer Holdings Co Ltd	4,500	15,404
Consumer Staples Distribution & Retail - 0.1%
Alibaba Health Information Technology Ltd (a)	8,000	5,971
JD Health International Inc (a)(b)(c)	2,950	23,045
		29,016
Food Products - 0.1%
China Mengniu Dairy Co Ltd	8,000	14,558
Wilmar International Ltd	3,700	8,897
		23,455
TOTAL CONSUMER STAPLES		67,875

Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	6,000	5,845
Oil, Gas & Consumable Fuels - 0.2%
China Shenhua Energy Co Ltd H Shares	9,000	46,862
Yankuang Energy Group Co Ltd H Shares	10,000	13,731
		60,593
TOTAL ENERGY		66,438

Financials - 1.2%
Banks - 0.7%
Bank of China Ltd H Shares	50,000	28,312
China Construction Bank Corp H Shares	76,000	75,243
China Merchants Bank Co Ltd H Shares	7,500	46,946
Industrial & Commercial Bank of China Ltd H Shares	114,000	88,319
		238,820
Capital Markets - 0.0%
China Galaxy Securities Co Ltd H Shares	8,500	12,230
Consumer Finance - 0.0%
Qfin Holdings Inc Class A ADR	317	7,655
Insurance - 0.5%
China Life Insurance Co Ltd H Shares	18,000	56,799
China Pacific Insurance Group Co Ltd H Shares	7,600	30,809
People's Insurance Co Group of China Ltd/The H Shares	26,000	23,355
Ping An Insurance Group Co of China Ltd H Shares	10,500	75,855
		186,818
TOTAL FINANCIALS		445,523

Health Care - 0.3%
Biotechnology - 0.1%
Akeso Inc (a)(b)(c)	2,000	29,187
Life Sciences Tools & Services - 0.1%
Wuxi Biologics Cayman Inc (a)(b)(c)	9,500	44,257
Pharmaceuticals - 0.1%
Hansoh Pharmaceutical Group Co Ltd (b)(c)	2,000	9,173
Sino Biopharmaceutical Ltd	27,000	24,566
		33,739
TOTAL HEALTH CARE		107,183

Industrials - 0.3%
Construction & Engineering - 0.0%
China State Construction International Holdings Ltd	6,000	6,826
Ground Transportation - 0.1%
Full Truck Alliance Co Ltd ADR	2,562	33,306
Machinery - 0.0%
Weichai Power Co Ltd H Shares	8,000	16,524
Marine Transportation - 0.2%
COSCO SHIPPING Holdings Co Ltd H Shares	11,500	19,964
SITC International Holdings Co Ltd	5,000	18,416
		38,380
TOTAL INDUSTRIALS		95,036

Information Technology - 0.4%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	2,500	11,756
ZTE Corp H Shares	1,200	5,081
		16,837
Semiconductors & Semiconductor Equipment - 0.1%
Hua Hong Semiconductor Ltd (a)(b)(c)	3,000	30,789
Software - 0.0%
Kingdee International Software Group Co Ltd (a)	9,000	16,979
Technology Hardware, Storage & Peripherals - 0.3%
Lenovo Group Ltd	22,000	32,162
Xiaomi Corp B Shares (a)(b)(c)	11,400	63,247
		95,409
TOTAL INFORMATION TECHNOLOGY		160,014

Materials - 0.2%
Construction Materials - 0.0%
China National Building Material Co Ltd H Shares	4,000	2,836
Metals & Mining - 0.2%
Aluminum Corp of China Ltd H Shares	12,000	15,258
China Hongqiao Group Ltd	7,500	28,492
Zhaojin Mining Industry Co Ltd H Shares	4,500	16,829
		60,579
TOTAL MATERIALS		63,415

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
China Resources Land Ltd	6,000	21,666
Longfor Group Holdings Ltd (b)(c)	1,500	1,855
		23,521
Utilities - 0.1%
Gas Utilities - 0.1%
China Gas Holdings Ltd	4,400	4,524
ENN Energy Holdings Ltd	1,400	12,189
Kunlun Energy Co Ltd	12,000	11,026
		27,739
Independent Power and Renewable Electricity Producers - 0.0%
China Longyuan Power Group Corp Ltd H Shares	9,000	8,339
TOTAL UTILITIES		36,078

TOTAL CHINA		2,707,896
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Grupo Cibest SA	789	12,793
Materials - 0.0%
Construction Materials - 0.0%
Cementos Argos SA	685	1,834
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	594	3,852
TOTAL COLOMBIA		18,479
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (a)	1,709	17,095
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Moneta Money Bank AS (b)(c)	700	5,928
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	167	10,229
TOTAL CZECH REPUBLIC		16,157
DENMARK - 1.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	78	10,445
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	84	9,874
Financials - 0.1%
Banks - 0.0%
Danske Bank A/S	81	3,616
Ringkjoebing Landbobank A/S	49	11,065
		14,681
Insurance - 0.1%
Tryg A/S	1,103	27,188
TOTAL FINANCIALS		41,869

Health Care - 0.6%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (a)	152	30,643
Zealand Pharma A/S (a)	9	712
		31,355
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	338	30,570
Pharmaceuticals - 0.4%
Novo Nordisk A/S Series B	2,899	142,723
TOTAL HEALTH CARE		204,648

Industrials - 0.2%
Air Freight & Logistics - 0.0%
DSV A/S	56	11,885
Electrical Equipment - 0.2%
Vestas Wind Systems A/S	2,480	50,721
TOTAL INDUSTRIALS		62,606

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	318	19,005
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (a)(b)(c)	411	7,346
TOTAL DENMARK		355,793
EGYPT - 0.0%
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	3,110	6,945
Capital Markets - 0.0%
EFG Holding S.A.E. (a)	4,559	2,717
Consumer Finance - 0.0%
U Consumer Finance	6,083	1,088
TOTAL FINANCIALS		10,750

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	2,740	3,335
TOTAL EGYPT		14,085
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	146	6,435
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	218	4,598
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	404	8,361
Financials - 0.3%
Banks - 0.1%
Nordea Bank Abp (Sweden)	1,935	33,057
Insurance - 0.2%
Sampo Oyj A Shares	4,925	54,884
TOTAL FINANCIALS		87,941

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	107	7,468
Industrials - 0.2%
Machinery - 0.2%
Konecranes Oyj A Shares	176	17,365
Valmet Oyj	127	4,130
Wartsila OYJ Abp	1,381	45,160
		66,655
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	5,006	34,147
Materials - 0.1%
Containers & Packaging - 0.0%
Huhtamaki Oyj	175	5,882
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	1,643	19,127
TOTAL MATERIALS		25,009

Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	366	8,159
TOTAL FINLAND		248,773
FRANCE - 5.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Orange SA	345	5,519
Media - 0.2%
Publicis Groupe SA	489	49,012
TOTAL COMMUNICATION SERVICES		54,531

Consumer Discretionary - 1.0%
Hotels, Restaurants & Leisure - 0.1%
Accor SA	424	21,577
Textiles, Apparel & Luxury Goods - 0.9%
Hermes International SCA	44	108,990
Kering SA	177	62,855
LVMH Moet Hennessy Louis Vuitton SE	212	149,847
		321,692
TOTAL CONSUMER DISCRETIONARY		343,269

Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.1%
Carrefour SA	1,713	25,799
Food Products - 0.2%
Danone SA	989	87,346
Personal Care Products - 0.2%
L'Oreal SA	168	70,108
TOTAL CONSUMER STAPLES		183,253

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	2,185	136,421
Financials - 0.6%
Banks - 0.3%
BNP Paribas SA	784	60,728
Credit Agricole SA	2,655	47,926
Societe Generale SA Series A	217	13,762
		122,416
Financial Services - 0.0%
Edenred SE	218	6,264
Insurance - 0.3%
AXA SA	2,311	100,271
TOTAL FINANCIALS		228,951

Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
EssilorLuxottica SA	367	134,225
Industrials - 1.5%
Aerospace & Defense - 0.9%
Airbus SE	768	189,367
Safran SA	289	102,687
Thales SA	106	30,226
		322,280
Building Products - 0.1%
Cie de Saint-Gobain SA	205	19,898
Construction & Engineering - 0.3%
Bouygues SA	525	23,679
Vinci SA	649	86,782
		110,461
Electrical Equipment - 0.2%
Legrand SA	445	76,846
TOTAL INDUSTRIALS		529,485

Information Technology - 0.0%
IT Services - 0.0%
Capgemini SE	317	48,769
Software - 0.0%
Dassault Systemes SE	30	854
TOTAL INFORMATION TECHNOLOGY		49,623

Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	583	112,833
Real Estate - 0.0%
Retail REITs - 0.0%
Unibail-Rodamco-Westfield unit	135	13,948
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	733	17,161
Veolia Environnement SA	1,307	43,193
		60,354
TOTAL FRANCE		1,846,893
GERMANY - 5.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	3,006	93,111
Interactive Media & Services - 0.0%
Scout24 SE (b)(c)	220	25,409
TOTAL COMMUNICATION SERVICES		118,520

Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Aumovio SE	171	7,352
Continental AG	323	24,379
		31,731
Automobiles - 0.0%
Mercedes-Benz Group AG	280	18,167
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	293	55,401
TOTAL CONSUMER DISCRETIONARY		105,299

Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	21	1,566
Personal Care Products - 0.0%
Beiersdorf AG	273	28,942
TOTAL CONSUMER STAPLES		30,508

Financials - 1.2%
Banks - 0.0%
Commerzbank AG	136	4,939
Capital Markets - 0.4%
Deutsche Bank AG	2,902	103,461
Deutsche Boerse AG	121	30,642
		134,103
Insurance - 0.8%
Allianz SE	338	135,823
Hannover Rueck SE	132	37,642
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	166	102,703
		276,168
TOTAL FINANCIALS		415,210

Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (b)(c)	772	43,220
Health Care Providers & Services - 0.2%
Fresenius SE & Co KGaA	921	53,101
Pharmaceuticals - 0.0%
Bayer AG	81	2,519
TOTAL HEALTH CARE		98,840

Industrials - 1.4%
Aerospace & Defense - 0.5%
MTU Aero Engines AG	120	52,298
Rheinmetall AG	61	119,636
		171,934
Air Freight & Logistics - 0.0%
Deutsche Post AG	234	10,751
Electrical Equipment - 0.3%
Siemens Energy AG (a)	1,001	124,710
Industrial Conglomerates - 0.5%
Siemens AG	599	169,755
Trading Companies & Distributors - 0.1%
Brenntag SE	344	19,092
TOTAL INDUSTRIALS		496,242

Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	1,987	78,870
Software - 0.7%
Nemetschek SE	41	4,726
SAP SE	942	244,988
		249,714
TOTAL INFORMATION TECHNOLOGY		328,584

Materials - 0.3%
Chemicals - 0.1%
BASF SE	322	15,888
Covestro AG (a)(b)(c)	390	26,487
		42,375
Construction Materials - 0.2%
Heidelberg Materials AG	237	55,601
TOTAL MATERIALS		97,976

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	237	18,044
Vonovia SE	454	13,645
		31,689
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	1,228	60,456
Multi-Utilities - 0.0%
E.ON SE	944	17,564
TOTAL UTILITIES		78,020

TOTAL GERMANY		1,800,888
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	18	909
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	141	2,650
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
JUMBO SA	187	5,936
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Motor Oil Hellas Corinth Refineries SA	144	4,319
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	2,408	9,437
Eurobank Ergasias Services and Holdings SA	7,967	29,969
		39,406
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	275	7,348
Marine Transportation - 0.0%
Star Bulk Carriers Corp	351	6,605
TOTAL INDUSTRIALS		13,953

Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	304	5,288
TOTAL GREECE		71,552
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	294	13,850
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
PCCW Ltd	16,000	11,428
Financials - 0.6%
Banks - 0.1%
Hang Seng Bank Ltd	2,300	44,872
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	4	796
Hong Kong Exchanges & Clearing Ltd	1,700	92,673
		93,469
Insurance - 0.2%
AIA Group Ltd	8,000	77,846
Prudential PLC	589	8,192
		86,038
TOTAL FINANCIALS		224,379

Industrials - 0.2%
Ground Transportation - 0.0%
MTR Corp Ltd	4,500	16,505
Machinery - 0.2%
Techtronic Industries Co Ltd	3,500	40,898
TOTAL INDUSTRIALS		57,403

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	300	3,166
Real Estate - 0.2%
Real Estate Management & Development - 0.1%
Henderson Land Development Co Ltd	4,000	14,042
Hongkong Land Holdings Ltd (Singapore)	3,200	19,552
		33,594
Retail REITs - 0.1%
Link REIT	7,600	39,592
TOTAL REAL ESTATE		73,186

Utilities - 0.1%
Gas Utilities - 0.1%
Hong Kong & China Gas Co Ltd	33,000	30,704
TOTAL HONG KONG		400,266
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	661	5,815
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	250	23,846
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	83	2,558
TOTAL HUNGARY		32,219
INDONESIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	4,700	909
Media - 0.0%
Elang Mahkota Teknologi Tbk PT	83,900	5,978
Wireless Telecommunication Services - 0.0%
Indosat Tbk PT	30,100	3,412
TOTAL COMMUNICATION SERVICES		10,299

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (a)	801,600	2,892
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	41,000	4,956
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	43,100	4,885
Financials - 0.2%
Banks - 0.2%
Bank Central Asia Tbk PT	8,500	4,352
Bank Negara Indonesia Persero Tbk PT	48,400	12,748
Bank Rakyat Indonesia Persero Tbk PT	190,600	45,596
		62,696
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Mitra Keluarga Karyasehat Tbk PT (b)	10,500	1,629
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	19,200	7,100
Materials - 0.1%
Metals & Mining - 0.1%
Bumi Resources Minerals Tbk PT (a)	258,100	14,279
Merdeka Copper Gold Tbk PT (a)	30,300	4,445
		18,724
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	2,600	1,165
TOTAL MATERIALS		19,889

TOTAL INDONESIA		114,346
IRELAND - 0.3%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	159	14,497
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	3,913	36,015
Industrials - 0.2%
Trading Companies & Distributors - 0.2%
AerCap Holdings NV	380	49,491
TOTAL IRELAND		100,003
ISRAEL - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	2,364	4,840
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (a)	94	3,423
Consumer Staples - 0.0%
Food Products - 0.0%
Strauss Group Ltd	123	3,471
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (a)	24	1,086
TOTAL CONSUMER STAPLES		4,557

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Paz Retail And Energy Ltd	30	6,417
Financials - 0.3%
Banks - 0.3%
Bank Hapoalim BM	3,040	61,855
Bank Leumi Le-Israel BM	157	3,196
First International Bank of Israel Ltd	200	14,424
Mizrahi Tefahot Bank Ltd	505	32,887
		112,362
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (a)	937	19,190
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	14	6,703
Construction & Engineering - 0.0%
Electra Ltd/Israel	54	1,714
Machinery - 0.0%
Kornit Digital Ltd (a)	148	1,998
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd	351	5,398
TOTAL INDUSTRIALS		15,813

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Nova Ltd (Israel) (a)	81	28,048
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	500	3,282
Israel Corp Ltd Class A1	12	4,261
		7,543
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Amot Investments Ltd	188	1,489
Big Shopping Centers Ltd	45	10,055
Mivne Real Estate Kd Ltd	1,472	6,519
		18,063
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
OPC Energy Ltd (a)	334	6,048
TOTAL ISRAEL		226,304
ITALY - 1.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA/Milano (a)	16,839	9,922
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Ferrari NV (Italy)	71	28,357
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA	113	11,428
Prada Spa	1,800	10,642
		22,070
TOTAL CONSUMER DISCRETIONARY		50,427

Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	485	3,373
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	1,462	26,959
Financials - 1.1%
Banks - 0.9%
Banco BPM SpA	4,029	58,538
Intesa Sanpaolo SpA	21,272	137,105
UniCredit SpA	1,169	86,561
		282,204
Insurance - 0.2%
Generali	440	16,914
Poste Italiane Spa (b)(c)	1,742	41,945
Unipol Assicurazioni SpA	1,181	25,817
		84,676
TOTAL FINANCIALS		366,880

Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	75	4,452
Industrials - 0.3%
Aerospace & Defense - 0.0%
Leonardo SpA	33	1,942
Electrical Equipment - 0.2%
Prysmian SpA	556	57,563
Passenger Airlines - 0.1%
Ryanair Holdings PLC	1,220	36,936
TOTAL INDUSTRIALS		96,441

Information Technology - 0.0%
IT Services - 0.0%
Reply SpA	98	13,736
Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	5,685	57,508
Terna - Rete Elettrica Nazionale	3,830	39,229
		96,737
Multi-Utilities - 0.0%
A2A SpA	5,280	15,373
Hera SpA	2,778	12,456
		27,829
TOTAL UTILITIES		124,566

TOTAL ITALY		696,756
JAPAN - 16.1%
Communication Services - 1.4%
Entertainment - 0.5%
Capcom Co Ltd	1,000	26,113
Konami Group Corp	300	50,107
Nexon Co Ltd	1,300	26,572
Nintendo Co Ltd	700	59,704
Square Enix Holdings Co Ltd	600	11,625
		174,121
Wireless Telecommunication Services - 0.9%
KDDI Corp	900	14,346
SoftBank Corp	45,700	64,940
SoftBank Group Corp	1,400	245,656
		324,942
TOTAL COMMUNICATION SERVICES		499,063

Consumer Discretionary - 2.9%
Automobile Components - 0.3%
Bridgestone Corp	100	4,366
Denso Corp	200	2,805
Niterra Co Ltd	500	20,576
Sumitomo Electric Industries Ltd	2,100	76,990
		104,737
Automobiles - 1.0%
Honda Motor Co Ltd	6,000	60,644
Isuzu Motors Ltd	1,500	18,445
Subaru Corp	1,700	36,164
Toyota Motor Corp	10,400	212,027
		327,280
Broadline Retail - 0.2%
Pan Pacific International Holdings Corp	6,600	39,261
Ryohin Keikaku Co Ltd	1,700	34,957
		74,218
Hotels, Restaurants & Leisure - 0.2%
Oriental Land Co Ltd/Japan	2,300	46,564
Zensho Holdings Co Ltd	300	18,698
		65,262
Household Durables - 0.8%
Panasonic Holdings Corp	4,300	49,963
Sony Group Corp	7,000	194,947
Sumitomo Forestry Co Ltd	1,800	18,775
		263,685
Leisure Products - 0.1%
Bandai Namco Holdings Inc	1,300	40,507
Yamaha Corp	1,300	8,224
		48,731
Specialty Retail - 0.3%
Fast Retailing Co Ltd	200	73,424
Nitori Holdings Co Ltd	1,300	21,063
USS Co Ltd	1,300	14,357
		108,844
TOTAL CONSUMER DISCRETIONARY		992,757

Consumer Staples - 0.8%
Beverages - 0.0%
Suntory Beverage & Food Ltd	400	12,099
Consumer Staples Distribution & Retail - 0.0%
Aeon Co Ltd	300	4,749
Kobe Bussan Co Ltd	400	9,284
Seven & i Holdings Co Ltd	800	10,176
		24,209
Food Products - 0.3%
Ajinomoto Co Inc	2,000	56,752
MEIJI Holdings Co Ltd	800	15,381
Toyo Suisan Kaisha Ltd	300	21,793
		93,926
Household Products - 0.1%
Lion Corp	700	6,902
Unicharm Corp	3,900	24,130
		31,032
Personal Care Products - 0.2%
Kao Corp	1,000	42,320
Shiseido Co Ltd	1,200	20,245
		62,565
Tobacco - 0.2%
Japan Tobacco Inc	2,000	69,626
TOTAL CONSUMER STAPLES		293,457

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cosmo Energy Holdings Co Ltd	200	4,565
Inpex Corp	2,300	42,400
		46,965
Financials - 2.2%
Banks - 1.6%
Chiba Bank Ltd/The	2,200	21,492
Japan Post Bank Co Ltd	4,000	44,851
Kyoto Financial Group Inc	900	18,244
Mebuki Financial Group Inc	3,000	18,725
Mitsubishi UFJ Financial Group Inc	10,300	155,584
Mizuho Financial Group Inc	3,400	113,885
Resona Holdings Inc	5,000	48,456
Sumitomo Mitsui Financial Group Inc	4,800	129,954
Yokohama Financial Group Inc	3,500	25,459
		576,650
Capital Markets - 0.0%
Daiwa Securities Group Inc	4,300	33,190
Financial Services - 0.2%
ORIX Corp	2,200	53,817
Sony Financial Group Inc (a)	5,300	5,344
		59,161
Insurance - 0.4%
Dai-ichi Life Holdings Inc	6,700	47,171
Ms&Ad Insurance Group Holdings Inc	200	4,123
Sompo Holdings Inc	200	6,095
T&D Holdings Inc	1,500	32,324
Tokio Marine Holdings Inc	1,300	48,481
		138,194
TOTAL FINANCIALS		807,195

Health Care - 0.9%
Health Care Equipment & Supplies - 0.4%
Asahi Intecc Co Ltd	800	12,702
Hoya Corp	200	32,555
Olympus Corp	3,000	36,977
Sysmex Corp	1,600	17,836
Terumo Corp	2,800	45,195
		145,265
Pharmaceuticals - 0.5%
Chugai Pharmaceutical Co Ltd	1,200	54,921
Daiichi Sankyo Co Ltd	2,800	66,887
Ono Pharmaceutical Co Ltd	1,600	19,525
Otsuka Holdings Co Ltd	100	5,434
Santen Pharmaceutical Co Ltd	1,100	10,771
Takeda Pharmaceutical Co Ltd	900	24,289
		181,827
TOTAL HEALTH CARE		327,092

Industrials - 4.1%
Building Products - 0.2%
Agc Inc	700	21,893
Daikin Industries Ltd	500	58,090
		79,983
Construction & Engineering - 0.2%
Kajima Corp	1,300	41,975
Obayashi Corp	2,000	33,898
		75,873
Electrical Equipment - 0.5%
Fujikura Ltd	900	123,632
Mitsubishi Electric Corp	800	22,410
NIDEC CORP	2,300	28,103
		174,145
Ground Transportation - 0.2%
East Japan Railway Co	100	2,437
Hankyu Hanshin Holdings Inc	800	21,470
Seibu Holdings Inc	800	28,141
Tokyu Corp	2,200	24,497
		76,545
Industrial Conglomerates - 0.3%
Hitachi Ltd	3,600	124,228
Machinery - 0.8%
Ebara Corp	1,300	34,847
FANUC Corp	1,700	56,731
Hoshizaki Corp	200	7,047
Komatsu Ltd	200	6,690
Makita Corp	900	27,308
MINEBEA MITSUMI Inc	1,200	23,796
MISUMI Group Inc	800	12,521
Mitsubishi Heavy Industries Ltd	2,100	63,399
SMC Corp	100	34,232
Yaskawa Electric Corp	800	22,036
		288,607
Marine Transportation - 0.3%
Kawasaki Kisen Kaisha Ltd	2,200	31,592
Mitsui OSK Lines Ltd	1,100	32,712
Nippon Yusen KK	1,200	41,511
		105,815
Professional Services - 0.3%
Recruit Holdings Co Ltd	2,000	99,176
Trading Companies & Distributors - 1.3%
ITOCHU Corp	1,900	110,110
Marubeni Corp	300	7,397
Mitsubishi Corp	2,800	67,235
Mitsui & Co Ltd	4,000	98,684
MonotaRO Co Ltd	700	9,766
Sojitz Corp	600	15,947
Sumitomo Corp	2,100	61,129
Toyota Tsusho Corp	1,900	58,155
		428,423
TOTAL INDUSTRIALS		1,452,795

Information Technology - 2.2%
Electronic Equipment, Instruments & Components - 0.5%
Keyence Corp	100	37,227
Kyocera Corp	3,200	42,567
Omron Corp	600	16,780
TDK Corp	4,100	71,636
Yokogawa Electric Corp	700	20,999
		189,209
IT Services - 0.4%
Fujitsu Ltd	400	10,424
NEC Corp	2,400	87,491
Otsuka Corp	800	15,833
SCSK Corp	400	14,719
TIS Inc	700	24,142
		152,609
Semiconductors & Semiconductor Equipment - 1.1%
Advantest Corp	1,300	194,670
Lasertec Corp	300	60,909
Tokyo Electron Ltd	600	132,282
		387,861
Software - 0.0%
Trend Micro Inc/Japan	400	20,461
Technology Hardware, Storage & Peripherals - 0.2%
FUJIFILM Holdings Corp	2,400	55,624
TOTAL INFORMATION TECHNOLOGY		805,764

Materials - 0.7%
Chemicals - 0.5%
Mitsubishi Chemical Group Corp	4,100	21,446
Nippon Paint Holdings Co Ltd	3,300	21,039
Resonac Holdings Corp	600	23,512
Shin-Etsu Chemical Co Ltd	1,300	39,077
Sumitomo Chemical Co Ltd	4,800	14,127
Toray Industries Inc	4,700	28,854
Tosoh Corp	1,300	18,558
		166,613
Metals & Mining - 0.2%
Nippon Steel Corp	11,100	45,755
Sumitomo Metal Mining Co Ltd	900	29,441
		75,196
Paper & Forest Products - 0.0%
Oji Holdings Corp	2,500	12,627
TOTAL MATERIALS		254,436

Real Estate - 0.6%
Diversified REITs - 0.1%
Daiwa House REIT Investment Corp	16	13,788
Nomura Real Estate Master Fund Inc	17	18,135
		31,923
Industrial REITs - 0.0%
GLP J-REIT	15	13,597
Office REITs - 0.1%
Japan Real Estate Investment Corp	26	21,443
Orix JREIT Inc	16	10,829
		32,272
Real Estate Management & Development - 0.4%
Daiwa House Industry Co Ltd	1,300	44,143
Hulic Co Ltd	2,300	23,730
Mitsui Fudosan Co Ltd	400	4,156
Nomura Real Estate Holdings Inc	1,100	6,274
Sumitomo Realty & Development Co Ltd	1,100	46,974
		125,277
TOTAL REAL ESTATE		203,069

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	2,500	34,797
Tohoku Electric Power Co Inc	200	1,370
		36,167
Gas Utilities - 0.1%
Tokyo Gas Co Ltd	1,000	35,053
TOTAL UTILITIES		71,220

TOTAL JAPAN		5,753,813
KOREA (SOUTH) - 4.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	504	5,374
Entertainment - 0.0%
HYBE Co Ltd	58	13,838
Netmarble Corp (b)(c)	37	1,401
Pearl Abyss Corp (a)	36	871
SM Entertainment Co Ltd	11	920
		17,030
Interactive Media & Services - 0.2%
Kakao Corp	913	41,585
TOTAL COMMUNICATION SERVICES		63,989

Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Hyundai Mobis Co Ltd	148	32,722
Automobiles - 0.2%
Hyundai Motor Co	277	56,204
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (a)(b)(c)	107	2,718
Kangwon Land Inc	311	3,673
		6,391
TOTAL CONSUMER DISCRETIONARY		95,317

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
E-MART Inc	38	1,919
Food Products - 0.1%
CJ CheilJedang Corp	32	5,138
Samyang Foods Co Ltd	12	11,318
		16,456
Personal Care Products - 0.0%
LG H&H Co Ltd	33	6,569
TOTAL CONSUMER STAPLES		24,944

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	97	13,913
S-Oil Corp (a)	29	1,457
		15,370
Financials - 0.4%
Banks - 0.3%
Industrial Bank of Korea	898	12,145
KakaoBank Corp	1,241	20,101
Shinhan Financial Group Co Ltd	1,242	63,591
		95,837
Financial Services - 0.0%
Meritz Financial Group Inc	314	24,276
Insurance - 0.1%
Samsung Fire & Marine Insurance Co Ltd	117	36,141
TOTAL FINANCIALS		156,254

Health Care - 0.2%
Health Care Equipment & Supplies - 0.0%
HLB Inc (a)	380	12,921
Life Sciences Tools & Services - 0.2%
LigaChem Biosciences Inc (a)	83	8,502
Peptron Inc (a)	63	11,923
Samsung Biologics Co Ltd (a)(b)(c)(d)	45	38,444
		58,869
Pharmaceuticals - 0.0%
SK Biopharmaceuticals Co Ltd (a)	84	6,788
TOTAL HEALTH CARE		78,578

Industrials - 0.8%
Aerospace & Defense - 0.1%
Korea Aerospace Industries Ltd	256	18,520
Electrical Equipment - 0.3%
Ecopro Co Ltd	391	24,073
HD Hyundai Electric Co Ltd	76	46,262
LG Energy Solution Ltd (a)	140	46,332
		116,667
Industrial Conglomerates - 0.2%
LG Corp	312	17,529
Samsung C&T Corp	266	42,061
SK Inc	106	18,430
		78,020
Machinery - 0.2%
Hanwha Ocean Co Ltd (a)	406	39,087
Samsung Heavy Industries Co Ltd (a)	2,410	49,827
		88,914
TOTAL INDUSTRIALS		302,121

Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 0.1%
Daejoo Electronic Materials Co Ltd	46	2,433
LG Innotek Co Ltd	47	7,925
Samsung SDI Co Ltd	178	40,102
		50,460
IT Services - 0.1%
Posco DX Co Ltd	225	4,140
Samsung SDS Co Ltd	129	16,517
		20,657
Semiconductors & Semiconductor Equipment - 0.8%
Eo Technics Co Ltd	32	5,283
Hanmi Semiconductor Co Ltd	142	14,277
SK Hynix Inc	714	279,254
		298,814
Software - 0.0%
Douzone Bizon Co Ltd	48	2,992
Technology Hardware, Storage & Peripherals - 0.9%
Samsung Electronics Co Ltd	4,174	313,943
TOTAL INFORMATION TECHNOLOGY		686,866

Materials - 0.2%
Chemicals - 0.2%
Dongjin Semichem Co Ltd	18	539
Hansol Chemical Co Ltd	24	3,904
LG Chem Ltd	140	38,936
Lotte Chemical Corp	48	2,374
SKC Co Ltd (a)	48	4,289
		50,042
Metals & Mining - 0.0%
Hyundai Steel Co	268	6,188
TOTAL MATERIALS		56,230

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	258	7,699
TOTAL KOREA (SOUTH)		1,487,368
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
SES SA Series A depository receipt	331	2,535
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	82	5,779
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	150	5,232
ArcelorMittal SA	323	12,346
		17,578
TOTAL LUXEMBOURG		25,892
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Sands China Ltd	7,600	19,796
MALAYSIA - 0.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	2,100	1,259
CELCOMDIGI BHD	11,800	10,143
		11,402
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
MR DIY Group M Bhd (b)(c)	9,900	3,782
Consumer Staples - 0.1%
Food Products - 0.1%
Kuala Lumpur Kepong Bhd	1,900	9,301
PPB Group Bhd	2,000	5,320
United Plantations BHD	700	4,145
		18,766
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	9,900	4,633
Financials - 0.2%
Banks - 0.2%
Hong Leong Bank Bhd	3,400	16,692
Public Bank Bhd	38,600	38,895
RHB Bank Bhd	8,200	13,255
		68,842
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	900	1,773
Kpj Healthcare Bhd	7,500	5,086
		6,859
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Sime Darby Bhd	8,100	3,965
Sunway Bhd	6,800	8,784
		12,749
Transportation Infrastructure - 0.0%
Westports Holdings Bhd	2,517	3,095
TOTAL INDUSTRIALS		15,844

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	1,800	1,126
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	7,800	7,264
Utilities - 0.1%
Gas Utilities - 0.1%
Petronas Gas Bhd	3,000	13,252
Multi-Utilities - 0.0%
YTL Power International Bhd	7,000	6,669
TOTAL UTILITIES		19,921

TOTAL MALAYSIA		158,439
MEXICO - 0.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	20,500	23,382
Consumer Staples - 0.2%
Beverages - 0.0%
Coca-Cola Femsa SAB de CV unit	1,400	12,045
Consumer Staples Distribution & Retail - 0.2%
Wal-Mart de Mexico SAB de CV Series V	11,400	37,689
Food Products - 0.0%
Alfa SAB de CV Series A	8,200	6,184
Gruma SAB de CV Series B	110	1,866
		8,050
TOTAL CONSUMER STAPLES		57,784

Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (b)(c)	2,800	7,169
Grupo Financiero Banorte SAB de CV	400	3,765
Grupo Financiero Inbursa SAB de CV Series O	5,900	14,329
		25,263
Insurance - 0.0%
Qualitas Controladora SAB de CV	600	5,441
TOTAL FINANCIALS		30,704

Industrials - 0.1%
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Sureste SAB de CV Series B	775	23,443
Materials - 0.2%
Construction Materials - 0.2%
Cemex SAB de CV unit	49,400	50,202
Metals & Mining - 0.0%
Industrias Penoles SAB de CV (a)	100	4,139
TOTAL MATERIALS		54,341

Real Estate - 0.0%
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	2,800	11,181
TOTAL MEXICO		200,835
NETHERLANDS - 2.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	8,988	41,592
Entertainment - 0.0%
Universal Music Group NV	264	7,081
TOTAL COMMUNICATION SERVICES		48,673

Consumer Staples - 0.2%
Beverages - 0.2%
Heineken Holding NV Class A	108	7,295
Heineken NV	563	43,594
		50,889
Consumer Staples Distribution & Retail - 0.0%
Koninklijke Ahold Delhaize NV	361	14,776
TOTAL CONSUMER STAPLES		65,665

Financials - 0.5%
Banks - 0.1%
ING Groep NV	1,950	48,691
Capital Markets - 0.1%
Euronext NV (c)	243	34,731
Financial Services - 0.3%
Adyen NV (a)(b)(c)	47	80,534
EXOR NV	178	15,429
		95,963
TOTAL FINANCIALS		179,385

Health Care - 0.1%
Biotechnology - 0.0%
Argenx SE (a)	17	13,914
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	799	21,889
TOTAL HEALTH CARE		35,803

Industrials - 0.0%
Professional Services - 0.0%
Wolters Kluwer NV	79	9,675
Trading Companies & Distributors - 0.0%
IMCD NV	31	3,215
TOTAL INDUSTRIALS		12,890

Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
ASM International NV	104	67,370
ASML Holding NV	363	384,144
BE Semiconductor Industries NV	65	11,059
		462,573
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	140	9,269
TOTAL NETHERLANDS		814,258
NEW ZEALAND - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Spark New Zealand Ltd	1,267	1,776
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	969	6,854
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd	322	6,836
Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (a)	2,584	4,821
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	520	2,416
TOTAL INDUSTRIALS		7,237

Information Technology - 0.1%
Software - 0.1%
Xero Ltd (a)	166	15,750
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	2,092	11,157
TOTAL NEW ZEALAND		49,610
NORWAY - 0.4%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Vend Marketplaces ASA B Shares	421	14,506
Vend Marketplaces ASA Class A rights 11/13/2025 (a)	72	160
		14,666
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (b)(c)	151	1,301
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	971	21,339
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	957	24,838
Frontline PLC (Norway)	371	9,113
		33,951
Financials - 0.2%
Banks - 0.0%
DNB Bank ASA	219	5,584
SpareBank 1 Sor-Norge ASA	565	9,717
		15,301
Insurance - 0.2%
Protector Forsikring ASA	194	8,743
Storebrand ASA A Shares	1,235	19,155
		27,898
TOTAL FINANCIALS		43,199

Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	42	1,074
Industrial Conglomerates - 0.0%
Aker ASA A Shares	80	6,216
Machinery - 0.0%
AutoStore Holdings Ltd (a)(b)(c)	2,435	2,363
TOMRA Systems ASA	680	8,324
		10,687
TOTAL INDUSTRIALS		17,977

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (a)	181	2,627
TOTAL NORWAY		135,060
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	69	18,009
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	228	5,192
TOTAL PERU		23,201
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	170	3,239
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	590	2,177
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	5,250	9,425
Industrials - 0.1%
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	1,660	14,986
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	15,500	5,254
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	380	3,786
TOTAL PHILIPPINES		38,867
POLAND - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	57	3,917
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (a)(b)(c)	1,630	15,227
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Zabka Group SA (a)	1,291	7,499
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	600	16,257
Financials - 0.2%
Banks - 0.1%
Alior Bank SA	202	5,626
Santander Bank Polska SA	120	15,831
		21,457
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	1,829	29,251
TOTAL FINANCIALS		50,708

Industrials - 0.0%
Construction & Engineering - 0.0%
Budimex SA	26	4,130
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	57	3,315
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	37	9,313
KGHM Polska Miedz SA (a)	18	944
		10,257
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (a)	747	2,265
TOTAL POLAND		113,575
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	243	6,257
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	457	9,164
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	8,337	7,353
Utilities - 0.0%
Electric Utilities - 0.0%
EDP SA	624	3,100
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	1,158	4,358
TOTAL UTILITIES		7,458

TOTAL PORTUGAL		30,232
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	622	2,315
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	1,781	7,337
Financials - 0.2%
Banks - 0.2%
Commercial Bank of Qatar	10,969	12,472
Qatar Islamic Bank QPSC	5,420	36,442
		48,914
Industrials - 0.0%
Marine Transportation - 0.0%
Qatar Navigation QSC	3,232	9,853
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	3,815	1,310
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	4,634	3,347
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	390	1,645
TOTAL QATAR		74,721
SAUDI ARABIA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Saudi Telecom Co	691	8,325
Wireless Telecommunication Services - 0.1%
Etihad Etisalat Co	1,161	20,974
Mobile Telecommunications Co Saudi Arabia	1,467	4,494
		25,468
TOTAL COMMUNICATION SERVICES		33,793

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	140	5,723
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Abdullah Al Othaim Markets Co	785	1,595
Nahdi Medical Co	135	4,176
		5,771
Food Products - 0.0%
Savola Group/The (a)	541	3,553
TOTAL CONSUMER STAPLES		9,324

Energy - 0.0%
Energy Equipment & Services - 0.0%
Ades Holding Co	455	2,050
Financials - 0.4%
Banks - 0.4%
Al Rajhi Bank	1,166	32,863
Alinma Bank	3,848	26,575
Bank AlBilad	2,164	17,114
Saudi National Bank/The	5,148	54,743
		131,295
Insurance - 0.0%
Co for Cooperative Insurance/The	77	2,796
TOTAL FINANCIALS		134,091

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Al Hammadi Holding	209	1,946
Dallah Healthcare Co	76	3,121
Mouwasat Medical Services Co	252	5,164
		10,231
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	51	2,390
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	86	3,417
TOTAL INDUSTRIALS		5,807

Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	88	5,908
Elm Co	15	3,786
		9,694
Materials - 0.2%
Chemicals - 0.0%
Saudi Industrial Investment Group	113	491
Yanbu National Petrochemical Co	343	3,155
		3,646
Metals & Mining - 0.2%
Saudi Arabian Mining Co (a)	2,997	51,345
TOTAL MATERIALS		54,991

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arabian Centres Co (b)(c)	665	3,878
Emaar Economic City (a)	327	1,111
		4,989
Utilities - 0.1%
Electric Utilities - 0.1%
Saudi Electricity Co	2,947	12,597
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (a)	65	4,189
Multi-Utilities - 0.0%
Power & Water Utility Co for Jubail & Yanbu (a)	153	1,719
TOTAL UTILITIES		18,505

TOTAL SAUDI ARABIA		289,198
SINGAPORE - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	6,700	21,869
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (a)	288	45,000
Hotels, Restaurants & Leisure - 0.1%
Genting Singapore Ltd	36,100	20,247
TOTAL CONSUMER DISCRETIONARY		65,247

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Hafnia Ltd	663	4,144
Financials - 0.5%
Banks - 0.4%
DBS Group Holdings Ltd	1,400	58,007
Oversea-Chinese Banking Corp Ltd	5,700	74,579
United Overseas Bank Ltd	1,100	29,300
		161,886
Capital Markets - 0.1%
Singapore Exchange Ltd	2,300	29,916
TOTAL FINANCIALS		191,802

Industrials - 0.2%
Aerospace & Defense - 0.1%
Singapore Technologies Engineering Ltd	5,200	33,919
Passenger Airlines - 0.1%
Singapore Airlines Ltd	4,400	22,412
TOTAL INDUSTRIALS		56,331

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
STMicroelectronics NV (Italy)	288	7,082
Real Estate - 0.1%
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	10,900	23,616
Mapletree Logistics Trust	10,700	11,015
		34,631
Specialized REITs - 0.0%
Keppel DC REIT	5,100	9,365
TOTAL REAL ESTATE		43,996

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	900	4,515
TOTAL SINGAPORE		394,986
SOUTH AFRICA - 1.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Vodacom Group Ltd	2,030	16,397
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	609	42,774
Woolworths Holdings Ltd/South Africa	3,332	10,063
		52,837
Specialty Retail - 0.0%
Foschini Group Ltd	1,244	6,608
Mr Price Group Ltd	905	10,798
		17,406
TOTAL CONSUMER DISCRETIONARY		70,243

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Shoprite Holdings Ltd	1,441	24,107
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	287	2,928
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	2,687	30,041
Standard Bank Group Ltd	3,234	47,484
		77,525
Insurance - 0.1%
Discovery Ltd	1,833	23,026
Old Mutual Ltd	12,504	9,772
		32,798
TOTAL FINANCIALS		110,323

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	148	838
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	369	4,788
Materials - 0.5%
Chemicals - 0.0%
Sasol Ltd (a)	1,527	9,554
Metals & Mining - 0.5%
Anglo American PLC	1,900	71,883
Harmony Gold Mining Co Ltd	1,925	32,029
Northam Platinum Holdings Ltd	1,273	21,289
Sibanye Stillwater Ltd (a)	10,225	27,134
		152,335
TOTAL MATERIALS		161,889

Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	11,252	10,585
TOTAL SOUTH AFRICA		402,098
SPAIN - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (b)(c)	1,226	38,168
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	800	61,155
Specialty Retail - 0.1%
Industria de Diseno Textil SA	726	40,084
TOTAL CONSUMER DISCRETIONARY		101,239

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA	1,253	22,992
Financials - 0.9%
Banks - 0.9%
Banco Bilbao Vizcaya Argentaria SA	7,392	148,920
Banco de Sabadell SA	12,849	48,030
Banco Santander SA	11,913	121,194
Bankinter SA	556	8,376
CaixaBank SA	1,251	13,223
		339,743
Industrials - 0.2%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	159	13,049
Transportation Infrastructure - 0.2%
Aena SME SA (b)(c)	1,734	47,069
TOTAL INDUSTRIALS		60,118

Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	361	5,621
Utilities - 0.5%
Electric Utilities - 0.4%
Endesa SA	951	34,080
Iberdrola SA	4,969	100,704
		134,784
Gas Utilities - 0.1%
Enagas SA	406	6,441
Naturgy Energy Group SA	527	15,964
		22,405
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	881	12,876
TOTAL UTILITIES		170,065

TOTAL SPAIN		737,946
SWEDEN - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	7,385	28,980
Interactive Media & Services - 0.0%
Hemnet Group AB	284	6,200
TOTAL COMMUNICATION SERVICES		35,180

Consumer Discretionary - 0.1%
Household Durables - 0.0%
Electrolux AB B Shares (a)	255	1,648
Specialty Retail - 0.1%
H & M Hennes & Mauritz AB B Shares	1,124	21,228
TOTAL CONSUMER DISCRETIONARY		22,876

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	243	6,625
Food Products - 0.1%
AAK AB	497	13,884
Household Products - 0.0%
Essity AB B Shares	129	3,543
TOTAL CONSUMER STAPLES		24,052

Financials - 0.5%
Banks - 0.3%
Skandinaviska Enskilda Banken AB A Shares	3,030	57,856
Svenska Handelsbanken AB A Shares	3,487	45,503
		103,359
Capital Markets - 0.1%
EQT AB	996	34,555
Financial Services - 0.1%
Industrivarden AB A Shares	459	19,123
Investor AB B Shares	912	30,100
		49,223
TOTAL FINANCIALS		187,137

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Elekta AB B Shares	326	1,658
Getinge AB B Shares	655	15,395
		17,053
Industrials - 0.9%
Aerospace & Defense - 0.1%
Saab AB B Shares	809	44,516
Building Products - 0.0%
Assa Abloy AB B Shares	144	5,427
Construction & Engineering - 0.1%
Skanska AB B Shares	952	26,014
Machinery - 0.7%
Alfa Laval AB	726	34,694
Atlas Copco AB A Shares	3,495	58,563
Atlas Copco AB B Shares	330	4,959
Epiroc AB B Shares	651	12,197
Indutrade AB	779	20,827
Sandvik AB	2,023	61,434
SKF AB B Shares	1,125	29,012
Volvo AB B Shares	594	16,273
		237,959
TOTAL INDUSTRIALS		313,916

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Hexagon AB B Shares	3,894	47,466
Lagercrantz Group AB B Shares	475	11,670
		59,136
Materials - 0.1%
Metals & Mining - 0.0%
SSAB AB B Shares	1,061	6,600
Paper & Forest Products - 0.1%
Svenska Cellulosa AB SCA B Shares	1,798	23,989
TOTAL MATERIALS		30,589

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Sagax AB B Shares	558	12,522
Wihlborgs Fastigheter AB	593	5,761
		18,283
TOTAL SWEDEN		708,222
SWITZERLAND - 2.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	30	21,976
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	561	110,969
Consumer Staples - 0.0%
Food Products - 0.0%
Chocoladefabriken Lindt & Spruengli AG	1	15,371
Financials - 0.9%
Capital Markets - 0.6%
Julius Baer Group Ltd	544	36,724
Partners Group Holding AG	38	46,389
UBS Group AG	3,810	145,488
		228,601
Insurance - 0.3%
Baloise Holding AG	39	9,663
Swiss Life Holding AG	8	8,672
Zurich Insurance Group AG	122	84,848
		103,183
TOTAL FINANCIALS		331,784

Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	130	35,313
Life Sciences Tools & Services - 0.2%
Lonza Group AG	102	70,243
Pharmaceuticals - 0.2%
Galderma Group AG	326	60,157
TOTAL HEALTH CARE		165,713

Industrials - 0.5%
Building Products - 0.1%
Geberit AG	64	46,683
Electrical Equipment - 0.2%
ABB Ltd	1,062	78,957
Machinery - 0.2%
Schindler Holding AG	113	40,159
VAT Group AG (b)(c)	47	20,459
		60,618
TOTAL INDUSTRIALS		186,258

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	156	18,741
Materials - 0.3%
Chemicals - 0.3%
DSM-Firmenich AG	28	2,282
Givaudan SA	9	36,884
Sika AG	319	62,520
		101,686
TOTAL SWITZERLAND		952,498
TAIWAN - 6.2%
Communication Services - 0.1%
Entertainment - 0.1%
International Games System Co Ltd	1,000	23,393
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	5,000	15,027
TOTAL COMMUNICATION SERVICES		38,420

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	3,000	3,109
Tong Yang Industry Co Ltd	1,000	3,142
		6,251
Leisure Products - 0.0%
Giant Manufacturing Co Ltd	1,000	3,298
Textiles, Apparel & Luxury Goods - 0.1%
Makalot Industrial Co Ltd	1,000	8,740
Pou Chen Corp	9,000	8,568
		17,308
TOTAL CONSUMER DISCRETIONARY		26,857

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	2,000	15,498
Food Products - 0.0%
Great Wall Enterprise Co Ltd	2,000	3,379
Lien Hwa Industrial Holdings Corp	2,000	3,135
		6,514
TOTAL CONSUMER STAPLES		22,012

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Formosa Petrochemical Corp	2,000	2,905
Financials - 0.6%
Banks - 0.3%
CTBC Financial Holding Co Ltd	3,000	4,079
E.Sun Financial Holding Co Ltd	42,000	40,597
Shanghai Commercial & Savings Bank Ltd/The	3,000	3,860
SinoPac Financial Holdings Co Ltd	43,000	35,836
		84,372
Financial Services - 0.1%
Yuanta Financial Holding Co Ltd	35,000	39,233
Insurance - 0.2%
Fubon Financial Holding Co Ltd	17,325	51,337
KGI Financial Holding Co Ltd	56,000	28,929
		80,266
TOTAL FINANCIALS		203,871

Health Care - 0.0%
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (a)	2,000	9,780
Industrials - 0.3%
Construction & Engineering - 0.1%
United Integrated Services Co Ltd	1,000	28,007
Electrical Equipment - 0.2%
Bizlink Holding Inc	1,000	45,325
Walsin Lihwa Corp	3,000	2,914
		48,239
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	8,000	6,888
Marine Transportation - 0.0%
Yang Ming Marine Transport Corp	4,000	7,473
Passenger Airlines - 0.0%
Eva Airways Corp	7,000	8,233
TOTAL INDUSTRIALS		98,840

Information Technology - 5.0%
Communications Equipment - 0.2%
Accton Technology Corp	2,000	70,180
Electronic Equipment, Instruments & Components - 0.6%
Chroma ATE Inc	1,000	26,610
Delta Electronics Inc	4,000	129,313
Hon Hai Precision Industry Co Ltd	8,000	66,931
Innolux Corp	17,000	7,346
		230,200
Semiconductors & Semiconductor Equipment - 3.8%
King Yuan Electronics Co Ltd	3,000	21,151
MediaTek Inc	2,000	85,126
Realtek Semiconductor Corp	2,000	33,465
Taiwan Semiconductor Manufacturing Co Ltd	24,010	1,159,721
United Microelectronics Corp	26,000	39,219
		1,338,682
Technology Hardware, Storage & Peripherals - 0.4%
Asia Vital Components Co Ltd	1,000	46,300
Asustek Computer Inc	2,000	45,292
Catcher Technology Co Ltd	2,000	12,899
Chicony Electronics Co Ltd	2,000	8,448
Compal Electronics Inc	11,000	11,812
Gigabyte Technology Co Ltd	2,000	18,227
Micro-Star International Co Ltd	2,000	7,115
Pegatron Corp	5,000	12,054
		162,147
TOTAL INFORMATION TECHNOLOGY		1,801,209

Materials - 0.1%
Chemicals - 0.1%
Nan Ya Plastics Corp	17,000	22,922
Construction Materials - 0.0%
TCC Group Holdings Co Ltd	18,000	12,925
TOTAL MATERIALS		35,847

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ruentex Development Co Ltd	5,000	4,841
TOTAL TAIWAN		2,244,582
THAILAND - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL (a)	8,300	2,893
True Corp PCL depository receipt (a)	33,800	11,785
		14,678
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp PCL	1,900	1,202
Central Retail Corp PCL depository receipt	6,700	4,238
		5,440
Specialty Retail - 0.0%
Home Product Center PCL	3,600	728
Home Product Center PCL depository receipt	2,300	464
		1,192
TOTAL CONSUMER DISCRETIONARY		6,632

Consumer Staples - 0.0%
Beverages - 0.0%
Carabao Group PCL depository receipt	1,500	2,083
Osotspa PCL	1,200	581
Thai Beverage PCL	29,900	11,026
		13,690
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
PTT Exploration & Production PCL	1,600	5,282
PTT Exploration & Production PCL depository receipt	2,800	9,244
		14,526
Financials - 0.2%
Banks - 0.2%
Bangkok Bank PCL	900	4,401
Bangkok Bank PCL depository receipt	1,100	5,380
SCB X PCL	1,400	5,659
SCB X PCL depository receipt	1,600	6,467
		21,907
Consumer Finance - 0.0%
Krungthai Card PCL depository receipt	3,600	3,166
Insurance - 0.0%
Thai Life Insurance PCL depository receipt	5,900	1,875
TOTAL FINANCIALS		26,948

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bumrungrad Hospital Pcl	400	2,123
Bumrungrad Hospital Pcl depository receipt	700	3,715
		5,838
Industrials - 0.0%
Ground Transportation - 0.0%
BTS Group Holdings PCL depository receipt (a)	21,900	1,986
Transportation Infrastructure - 0.0%
Bangkok Expressway & Metro PCL	8,600	1,367
Bangkok Expressway & Metro PCL depository receipt	13,700	2,177
		3,544
TOTAL INDUSTRIALS		5,530

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL	700	4,687
Delta Electronics Thailand PCL depository receipt	4,000	26,783
		31,470
Materials - 0.0%
Chemicals - 0.0%
Indorama Ventures PCL	5,700	3,359
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
WHA Corp PCL depository receipt	9,100	915
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Electricity Generating PCL depository receipt	500	1,897
Global Power Synergy PCL	500	640
Global Power Synergy PCL depository receipt	1,200	1,537
Gulf Development PCL	2,000	2,731
Gulf Development PCL depository receipt	1,900	2,594
		9,399
TOTAL THAILAND		132,985
TURKEY - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	1,276	3,025
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
D-Market Elektronik Hizmetler Ve Ticaret Anonim Sirketi ADR (a)	917	2,338
Household Durables - 0.0%
Arcelik AS (a)	314	826
TOTAL CONSUMER DISCRETIONARY		3,164

Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	6,218	2,148
Coca-Cola Icecek AS	3,088	3,775
		5,923
Consumer Staples Distribution & Retail - 0.0%
Migros Ticaret AS	262	2,825
Sok Marketler Ticaret AS (a)	3,087	3,249
		6,074
Food Products - 0.0%
Ulker Biskuvi Sanayi AS	905	2,326
TOTAL CONSUMER STAPLES		14,323

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	865	4,064
Financials - 0.0%
Banks - 0.0%
Haci Omer Sabanci Holding AS	4,136	8,020
Yapi ve Kredi Bankasi AS (a)	6,906	5,518
		13,538
Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (a)(b)(c)	230	1,838
Industrials - 0.2%
Construction & Engineering - 0.1%
Enka Insaat ve Sanayi AS	4,828	8,920
Industrial Conglomerates - 0.1%
KOC Holding AS	3,587	14,637
Turkiye Sise ve Cam Fabrikalari AS	1,315	1,150
		15,787
TOTAL INDUSTRIALS		24,707

Materials - 0.0%
Chemicals - 0.0%
Sasa Polyester Sanayi AS (a)	29,341	2,142
Construction Materials - 0.0%
Baticim Bati Anadolu Cimento Sanayii AS	2,821	294
Metals & Mining - 0.0%
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (a)	3,888	2,535
Turk Altin Isletmeleri AS (a)	4,994	3,193
		5,728
TOTAL MATERIALS		8,164

Real Estate - 0.0%
Diversified REITs - 0.0%
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,627	895
TOTAL TURKEY		73,718
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	3,662	19,342
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Abu Dhabi National Hotels	22,322	2,710
Americana Restaurants International PLC - Foreign Co	10,444	5,943
		8,653
Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	905	1,375
Oil, Gas & Consumable Fuels - 0.0%
ADNOC Logistics & Services	3,814	5,960
TOTAL ENERGY		7,335

Financials - 0.2%
Banks - 0.2%
Abu Dhabi Islamic Bank PJSC	3,697	21,258
Emirates NBD Bank PJSC	6,478	49,561
		70,819
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Pure Health Holding PJSC	3,230	2,471
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Multiply Group PJSC (a)	4,921	3,993
Transportation Infrastructure - 0.0%
Salik Co PJSC	4,191	6,823
TOTAL INDUSTRIALS		10,816

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	11,626	28,488
Emaar Development PJSC	1,532	6,215
		34,703
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	10,146	7,679
TOTAL UNITED ARAB EMIRATES		161,818
UNITED KINGDOM - 6.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
BT Group PLC	14,825	36,176
Interactive Media & Services - 0.1%
Auto Trader Group PLC (b)(c)	2,575	26,417
Rightmove PLC	964	8,460
		34,877
TOTAL COMMUNICATION SERVICES		71,053

Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
Next PLC	258	48,468
Diversified Consumer Services - 0.1%
Pearson PLC	2,002	27,864
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC	1,088	36,013
Entain PLC	169	1,759
Whitbread PLC	539	20,513
		58,285
Household Durables - 0.0%
Taylor Wimpey PLC	10,317	14,258
Specialty Retail - 0.1%
Kingfisher PLC	5,187	21,036
TOTAL CONSUMER DISCRETIONARY		169,911

Consumer Staples - 1.3%
Beverages - 0.1%
Diageo PLC	1,383	31,811
Consumer Staples Distribution & Retail - 0.1%
Marks & Spencer Group PLC	6,206	32,431
Tesco PLC	2,133	12,872
		45,303
Food Products - 0.0%
Associated British Foods PLC	445	13,416
Household Products - 0.2%
Reckitt Benckiser Group PLC	985	75,342
Personal Care Products - 0.3%
Unilever PLC	2,096	125,769
Tobacco - 0.6%
British American Tobacco PLC	2,547	130,447
Imperial Brands PLC	1,381	54,873
		185,320
TOTAL CONSUMER STAPLES		476,961

Energy - 0.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	706	12,893
Financials - 2.1%
Banks - 1.5%
Barclays PLC	20,227	108,491
HSBC Holdings PLC	15,580	218,112
Lloyds Banking Group PLC	37,657	44,152
NatWest Group PLC	11,801	90,850
Standard Chartered PLC	3,544	72,749
		534,354
Capital Markets - 0.4%
3i Group PLC	552	31,945
ICG PLC	922	23,389
London Stock Exchange Group PLC	617	76,894
Schroders PLC	1,247	6,215
		138,443
Financial Services - 0.1%
M&G PLC	6,742	23,320
Wise PLC Class A (a)	2,056	26,105
		49,425
Insurance - 0.1%
Legal & General Group PLC	12,102	37,806
TOTAL FINANCIALS		760,028

Health Care - 0.8%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	2,319	42,823
Pharmaceuticals - 0.7%
Astrazeneca PLC	1,389	229,114
Hikma Pharmaceuticals PLC	299	7,223
		236,337
TOTAL HEALTH CARE		279,160

Industrials - 1.2%
Aerospace & Defense - 0.7%
BAE Systems PLC	2,141	52,740
Melrose Industries PLC	3,911	32,143
Rolls-Royce Holdings PLC	10,815	166,430
		251,313
Machinery - 0.0%
IMI PLC	271	8,502
Passenger Airlines - 0.1%
International Consolidated Airlines Group SA	7,336	40,274
Professional Services - 0.3%
Intertek Group PLC	492	32,737
RELX PLC	1,424	62,936
		95,673
Trading Companies & Distributors - 0.1%
Bunzl PLC	841	25,543
TOTAL INDUSTRIALS		421,305

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	734	34,193
Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	377	14,298
Real Estate - 0.1%
Diversified REITs - 0.1%
Land Securities Group PLC	2,160	17,636
Residential REITs - 0.0%
UNITE Group PLC/The	1,239	9,229
TOTAL REAL ESTATE		26,865

Utilities - 0.4%
Electric Utilities - 0.2%
SSE PLC	2,074	52,250
Multi-Utilities - 0.1%
National Grid PLC	3,470	52,030
Water Utilities - 0.1%
United Utilities Group PLC	2,147	33,860
TOTAL UTILITIES		138,140

TOTAL UNITED KINGDOM		2,404,807
UNITED STATES - 5.3%
Communication Services - 0.2%
Entertainment - 0.2%
Spotify Technology SA (a)	120	78,638
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	3,889	39,349
Consumer Staples - 0.7%
Food Products - 0.7%
JBS NV depository receipt	920	12,225
Nestle SA	2,388	228,170
		240,395
Energy - 1.0%
Energy Equipment & Services - 0.1%
Tenaris SA	1,522	30,250
Oil, Gas & Consumable Fuels - 0.9%
BP PLC	20,146	118,032
Shell PLC	5,311	199,106
		317,138
TOTAL ENERGY		347,388

Financials - 0.1%
Insurance - 0.1%
Swiss Re AG	180	32,790
Health Care - 2.2%
Biotechnology - 0.1%
CSL Ltd	356	41,487
Health Care Equipment & Supplies - 0.1%
Alcon AG	211	15,679
Inmode Ltd (a)	223	3,294
		18,973
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	77	13,230
QIAGEN NV (Germany)	624	29,317
		42,547
Pharmaceuticals - 1.9%
GSK PLC	5,096	119,315
Haleon PLC	4,172	19,400
Novartis AG	2,100	259,900
Roche Holding AG	630	204,070
Sanofi SA	864	87,405
		690,090
TOTAL HEALTH CARE		793,097

Industrials - 0.7%
Commercial Services & Supplies - 0.2%
GFL Environmental Inc Subordinate Voting Shares	749	32,747
Waste Connections Inc	159	26,665
		59,412
Construction & Engineering - 0.0%
Ferrovial SE	22	1,349
Ferrovial SE rights (a)(e)	22	12
		1,361
Electrical Equipment - 0.3%
Schneider Electric SE	439	125,085
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	8	16,497
Professional Services - 0.2%
Experian PLC	1,394	65,023
TOTAL INDUSTRIALS		267,378

Information Technology - 0.2%
Software - 0.2%
CyberArk Software Ltd (a)	108	56,245
JFrog Ltd (a)	34	1,614
Monday.com Ltd (a)	114	23,397
		81,256
Materials - 0.1%
Construction Materials - 0.1%
Buzzi SpA	59	3,546
Holcim AG	310	27,559
		31,105
TOTAL UNITED STATES		1,911,396
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (a)	2,104	43,684
TOTAL COMMON STOCKS (Cost $31,667,480)		33,093,897

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Volkswagen AG	398	41,447
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	11	3,019
TOTAL GERMANY		44,466
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	25	3,795
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	438	25,865
TOTAL KOREA (SOUTH)		29,660
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $72,765)		74,126

Money Market Funds - 8.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $3,145,797)	4.18	3,145,168	3,145,797

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $34,886,042)	36,313,820
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(245,645)
NET ASSETS - 100.0%	36,068,175

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	10	12/19/2025	1,403,550	7,110	7,110
ICE MSCI Emerging Markets Index Contracts (United States)	7	12/19/2025	492,660	9,941	9,941
ICE MSCI India NTR Index Contracts (United States)	8	12/19/2025	1,027,960	2,074	2,074

TOTAL FUTURES CONTRACTS					19,125
The notional amount of futures purchased as a percentage of Net Assets is 8.2%

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $853,770 or 2.4% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $886,872 or 2.5% of net assets.

(d)	Level 3 security.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	31,433,590	28,287,796	29,859	3	-	3,145,797	3,145,168	0.0%
Total	-	31,433,590	28,287,796	29,859	3	-	3,145,797

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,025,337	750,748	1,274,589	-
Consumer Discretionary	3,491,938	1,646,358	1,845,580	-
Consumer Staples	1,878,860	825,383	1,053,477	-
Energy	1,396,052	856,556	539,496	-
Financials	7,851,153	5,079,831	2,771,322	-
Health Care	2,474,953	961,548	1,474,961	38,444
Industrials	5,219,178	3,247,288	1,971,890	-
Information Technology	4,995,608	2,752,782	2,242,826	-
Materials	2,080,772	1,366,075	714,697	-
Real Estate	671,044	657,399	13,645	-
Utilities	1,009,002	600,437	408,565	-

Non-Convertible Preferred Stocks
Consumer Discretionary	45,242	3,795	41,447	-
Health Care	3,019	3,019	-	-
Information Technology	25,865	25,865	-	-

Money Market Funds	3,145,797	3,145,797	-	-
Total Investments in Securities:	36,313,820	21,922,881	14,352,495	38,444
Derivative Instruments:

Assets
Futures Contracts	19,125	19,125	-	-
Total Assets	19,125	19,125	-	-
Total Derivative Instruments:	19,125	19,125	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	19,125	-
Total Equity Risk	19,125	-
Total Value of Derivatives	19,125	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $31,740,245)	$33,168,023
Fidelity Central Funds (cost $3,145,797)	3,145,797

Total Investment in Securities (cost $34,886,042)		$36,313,820
Segregated cash with brokers for derivative instruments		99,648
Foreign currency held at value (cost $178,622)		178,300
Receivable for fund shares sold		526,249
Dividends receivable		51,308
Distributions receivable from Fidelity Central Funds		9,135
Total assets		37,178,460
Liabilities
Payable for investments purchased
Regular delivery	$1,041,378
Delayed delivery	12
Payable for fund shares redeemed	58,908
Payable for daily variation margin on futures contracts	9,982
Other payables and accrued expenses	5
Total liabilities		1,110,285
Net Assets		$36,068,175
Net Assets consist of:
Paid in capital		$34,349,162
Total accumulated earnings (loss)		1,719,013
Net Assets		$36,068,175
Net Asset Value, offering price and redemption price per share ($36,068,175 ÷ 3,383,657 shares)		$10.66
Statement of Operations
For the period July 24, 2025 (commencement of operations) through October 31, 2025
Investment Income
Dividends		$158,104
Interest		308
Income from Fidelity Central Funds		29,859
Income before foreign taxes withheld		$188,271
Less foreign taxes withheld		(13,052)
Total income		175,219
Expenses
Independent trustees' fees and expenses	$11
Total expenses		11
Net Investment income (loss)		175,208
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	74,976
Fidelity Central Funds	3
Foreign currency transactions	178
Futures contracts	23,542
Total net realized gain (loss)		98,699
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,427,778
Assets and liabilities in foreign currencies	(1,797)
Futures contracts	19,125
Total change in net unrealized appreciation (depreciation)		1,445,106
Net gain (loss)		1,543,805
Net increase (decrease) in net assets resulting from operations		$1,719,013
Statement of Changes in Net Assets

For the period July 24, 2025 (commencement of operations) through October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$175,208
Net realized gain (loss)	98,699
Change in net unrealized appreciation (depreciation)	1,445,106
Net increase (decrease) in net assets resulting from operations	1,719,013
Share transactions
Proceeds from sales of shares	34,705,443
Cost of shares redeemed	(356,281)

Net increase (decrease) in net assets resulting from share transactions	34,349,162
Total increase (decrease) in net assets	36,068,175

Net Assets
Beginning of period	-
End of period	$36,068,175

Other Information
Shares
Sold	3,417,149
Redeemed	(33,492)
Net increase (decrease)	3,383,657

Financial Highlights
Fidelity Flex® International Focused Index Fund

Years ended October 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07
Net realized and unrealized gain (loss)	.59
Total from investment operations	.66
Net asset value, end of period	$10.66
Total Return D	6.60%
Ratios to Average Net Assets C,E,F
Expenses before reductions G	-% H
Expenses net of fee waivers, if any G	- % H
Expenses net of all reductions, if any G	-% H
Net investment income (loss)	2.37% H
Supplemental Data
Net assets, end of period (000 omitted)	$36,068
Portfolio turnover rate I	15 % J

AFor the period July 24, 2025 (commencement of operations) through October 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity Flex International Focused Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, future transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,351,017
Gross unrealized depreciation	(1,107,420)
Net unrealized appreciation (depreciation)	$1,243,597
Tax Cost	$35,070,223

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$451,613
Undistributed long-term capital gain	$25,601
Net unrealized appreciation (depreciation) on securities and other investments	$1,241,800

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex International Focused Index Fund	35,696,829	4,031,489

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Flex International Focused Index Fund	75%
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Flex International Focused Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Flex International Focused Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of October 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period July 24, 2025 (commencement of operations) through October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period July 24, 2025 (commencement of operations) through October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2025, $25,601, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex International Focused Index Fund

At its March 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts) for the fund. FMR and Geode are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board also considered the fact that it oversees funds managed by FMR and sub-advised by Geode that have a similar investment process as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively to certain fee-based accounts and advisory programs offered by Fidelity. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes and extraordinary expenses (such as litigation expenses). The Board further noted that the fund will also pay its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
Economies of Scale. The Board concluded that because the fund will pay no advisory fees and FMR or an affiliate will bear all expenses of the fund, with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to approve the fund's Advisory Contracts.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the advisory and sub-advisory fee arrangement are fair and reasonable, and that the fund's Advisory Contracts should be approved through September 30, 2026.

1.9918045.100
FXI-ANN-1225

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	December 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	December 22, 2025